UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-5669
                                   --------------------------------------------
                                             Fifth Third Funds
-------------------------------------------------------------------------------
                             (Exact name of registrant as specified in charter)

                          3435 Stelzer Road, Columbus, OH                43219
-------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

        BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                         (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    -------------

Date of fiscal year end: July 31
                         -------

Date of reporting period: July 31, 2005
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).




          [LOGO]  FIFTH THIRD FUNDS


                  MONEY MARKET MUTUAL FUNDS
                  ANNUAL REPORT TO SHAREHOLDERS


                  -----------------
                  JULY 31, 2005

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:

o  ARE NOT FDIC INSURED

o  HAVE NO BANK GUARANTEE

o  MAY LOSE VALUE

TABLE OF CONTENTS

Economic Outlook and Commentary Section .....................................  1

Manager Commentary ..........................................................  3

Schedules of Portfolio Investments ..........................................  5

Notes to Schedules of Portfolio Investments ................................. 20

Statements of Assets and Liabilities ........................................ 22

Statements of Operations .................................................... 24

Statements of Changes in Net Assets ......................................... 26

Notes to Financial Statements ............................................... 30

Financial Highlights ........................................................ 36

Report of Independent Registered Public Accounting Firm ..................... 42

Supplemental Information .................................................... 43


                                                              OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

[LOGO]

Stock investors realized above average returns during the 12-month period ended July 31, 2005, while bond investors endured below average returns.

Major stock index returns were as follows:

      1.  The S&P 500(R) Index 1 of large cap stocks returned 14.04%.

      2.  The S&P 400(R) Index 1 of mid cap stocks returned 25.89%.

      3.  The Russell 2000(R) Index 1 of small cap stocks returned 24.79%.

      4.  The MSCI EAFE(R) Index 1 of international stocks returned 21.56%.

Major bond index returns were as follows:

      1.  The Lehman Brothers Aggregate Bond Index 1 returned 4.79%.

      2. The Lehman Brothers Intermediate Government/Credit Index 1 returned 3.06%.

      3.  The Lehman Brothers 1-3 Year Government Bond Index 1 returned 1.36%.

      4.  The Lehman Brothers Municipal Bond Index 1 returned 6.35%.

Continued double-digit growth in corporate profits drove strong equity returns, along with the continuation of relatively low bond yields.

Weaker performance in the fixed income market resulted from an active Federal Reserve Board (the "Fed"), which raised the overnight fed funds rate from 1.25% to 3.25% during the fiscal year. In addition, the rate of inflation drifted upwards amid above average economic growth and a rise in energy prices.

Several patterns that investors have experienced for the past few years repeated themselves during the period, including the outperformance of mid cap and small cap stocks, relative to large cap names, and international large cap equities outpacing domestic large cap stocks.

During the fiscal year the managers of the Fifth Third Funds focused on quality, growth potential and valuation characteristics within their individual portfolios.

The fiscal year was highlighted by four events that, arguably, had the largest effect on the financial markets:

      1.  The outcome, and finality, of the November 2004 elections.

      2.  An active Federal Reserve.

      3.  The flattening of the yield curve.

      4.  A dramatic rise in the price of energy.

The outcome of the November elections, which were quickly resolved, helped stocks move sharply higher from the final week of October through the end of 2004 (propelling the S&P 500(R) Index 10% during that time). In 2005, stocks rallied into March, but fell in early April as economic and corporate profit growth concerns followed sharp increases in energy prices. In late April, stocks began another comeback on stronger than expected corporate earnings and a downward move in long-term bond yields, and the period finished with an unusually strong July.

Within the bond market, the Fed's commitment to raising rates at the short end of the yield curve combined with sustained buying pressure on the long end to create a "conundrum," as described by Federal Reserve Board Chairman Alan Greenspan. The yield on the two-year Treasury bond started the fiscal year at 2.68%, but ended the period on July 31, 2005 at 4.01%. In contrast, the yield on the 10-year Treasury bond started the fiscal year at 4.47% and ended the period on July 31, 2005 at 4.28%. For the first time in history, the long end of the yield curve did not respond to a Fed tightening cycle by moving higher as well. This flattening of the curve frustrated the Fed, which believed higher long-term yields would cool the housing market and the overall economy, but the bond market did not cooperate.

Energy prices proved unsettling for investors and frustrating for consumers. To us, what differentiates this rise in the price of oil from past increases is that this one is demand driven, whereas past spikes resulted from shocks to the supply side of the equation. Such conditions increase the potential staying power of higher energy prices, as long as demand continues to expand. Complicating matters shortly after the period's end was the damage caused by Hurricane Katrina, which raised supply concerns and led to a price spike that added elevated risk to the country's economic expansion. As of this writing, however, we are encouraged by the progress being made in restoring energy assets along the Gulf Coast.

We also continue to be encouraged by the underlying strength of the U.S. economy, even with the drag of higher energy prices and the direct and indirect challenges stemming from Hurricane Katrina. Similarly, we are heartened by the resilience of the American spirit to overcome adversity.

As we move into the new fiscal year, we are focusing on the Fed, inflation, energy and the U.S. consumer. While economic and corporate growth may slow early on, we remain optimistic that the Fed will not risk a recession in the U.S.

Thank you for your continued confidence in the Fifth Third Funds.


/s/ Keith Wirtz

Keith Wirtz, CFA
Chief Investment Officer


/s/ John Augustine

John Augustine, CFA
Chief Investment Strategist

The foregoing information and opinions are for general information only. Fifth Third Asset Management, Inc. does not guarantee the accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering of individual or personalized investment advice.

1 TERMS AND DEFINITIONS
--------------------------------------------------------------------------------

THE STANDARD & POOR'S 500 STOCK(R) INDEX ("S&P 500(R)") IS AN INDEX OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEWYORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE.

THE STANDARD & POOR'S MIDCAP 400(R) INDEX ("S&P 400(R)") IS AN INDEX COMPRISED OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE (MEDIAN MARKET CAPITALIZATION OF $676 MILLION), LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

THE RUSSELL 2000(R) INDEX WHICH MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000(R) INDEX, WHICH REPRESENTS APPROXIMATELY 8% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000(R) INDEX.THE COMPANIES WHICH COMPRISE THIS INDEX HAVE HIGH PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE MORGAN STANLEY CAPITAL INTERNATIONAL(R) EUROPE AUSTRALASIA AND FAR EAST INDEX ("MSCI(R) EAFE") IS A MARKET CAPITALIZATION-WEIGHTED EQUITY INDEX COMPRISING 20 OF THE 48 COUNTRIES IN THE MSCI UNIVERSE AND REPRESENTING THE DEVELOPED WORLD OUTSIDE OF NORTH AMERICA. EACH MSCI COUNTRY INDEX IS CREATED SEPARATELY, THEN AGGREGATED, WITHOUT CHANGE, INTO REGIONAL MSCI INDICES. EAFE PERFORMANCE DATA IS CALCULATED IN U.S. DOLLARS AND IN LOCAL CURRENCY.

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED PERFORMANCE BENCHMARK FOR INVESTMENT-GRADE FIXED-RATE DEBT ISSUES, INCLUDING GOVERNMENT, CORPORATE, ASSET-BACKED, AND MORTGAGE-BACKED SECURITIES, WITH MATURITIES OF AT LEAST ONE YEAR.

THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX IS COMPOSED OF INVESTMENT GRADE CORPORATE DEBT ISSUES AS WELL AS DEBT ISSUES OF U.S. GOVERNMENT AGENCIES AND THE U.S.TREASURY. THE DEBT ISSUES ALL MAINTAIN MATURITIES WITHIN A RANGE OF ONE TO TEN YEARS.

THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS THE 1-3 YEAR COMPONENT OF THE U.S. GOVERNMENT INDEX. IT CONSISTS OF SECURITIES IN THE U.S. GOVERNMENT INDEX WITH A MATURITY FROM ONE UP TO BUT NOT INCLUDING THREE YEARS.

THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A BROAD MARKET PERFORMANCE BENCHMARK FOR THE TAX-EXEMPT BOND MARKET, THE BONDS INCLUDED IN THIS INDEX MUST HAVE A MINIMUM CREDIT RATING OF AT LEAST BAA. THEY MUST HAVE AN OUTSTANDING PAR VALUE OF AT LEAST $3 MILLION AND BE ISSUED AS PART OF A TRANSACTION OF AT LEAST $50 MILLION. THE INDEX INCLUDES BOTH ZERO COUPON BONDS AND BONDS SUBJECT TO THE ALTERNATIVE MINIMUM TAX.

THE ABOVE INDICES DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET FUNDS

For the 12-month period ended July 31, 2005, yields across the Fifth Third Money Market Funds increased gradually, but persistently, on an absolute basis. The rise reflected the ability to reinvest in higher yielding securities as the Federal Open Market Committee ("FOMC") increased the federal funds target rate from 1.25% to 3.25% over the course of its eight scheduled meetings during the period. Against this backdrop, the Funds maintained a neutral or slightly longer duration strategy, relative to peers, which allowed them to fully participate in the rising rate environment.

Within this strategy, the taxable Money Market Funds continued to utilize more traditional money market securities, such as U.S. Treasury bills, U.S. government agency discount notes and commercial paper as cash equivalents.+

The Funds also selectively sought out floating and fixed extension investments, which traditionally yield more than cash equivalent securities while hedging against future interest rate increases. This approach was based on the belief that the FOMC would remain "measured" while removing the accommodation in the federal funds target rate and that upward adjustments would continue throughout most of 2005. The strategy proved effective as the Funds benefited from the frequent reinvestment of cash equivalents and the floating rate securities provided a solid yield enhancement. Furthermore, the additional liquidity allowed the Funds to readily cope with volatile cash flows.+

The Fifth Third Prime Money Market Fund and the Fifth Third Institutional Money Market maintained a conservative orientation during the period. The continued emphasis on high quality security selection helped the Funds meet the principal preservation objective.+

Municipal money markets experienced a shift in emphasis during the period as the FOMC kept pushing its key rate higher. The early demand for better yielding short notes such as variable rate demand notes gave way to growing interest in longer one-year notes, where yields steadily improved.

Although a limited supply of Michigan paper made it difficult at times, the Michigan Municipal Money Market Fund successfully met its duration goal throughout the period and the strategy generally helped it's performance. To capitalize on the broader trend, the Municipal Money Market Fund maintained a neutral to slightly longer duration, relative to its peers, which allowed it to capitalize on short-term rates' move higher.+

Both tax-exempt Funds also continued to hold high quality securities throughout the period. Approximately 70% of the Fund's holdings were composed of weekly and daily floater programs, which are supported by letters of credit and other forms of credit enhancements issued by domestic and foreign banks as well as other financial institutions and corporations. The balance of the Funds' holdings consisted of commercial paper, notes, and money market eligible bonds. While there was little change in the investment mix during the period, smaller issues added value, typically providing a higher yield than larger issues due to lighter demand.+

MATURITY COMPOSITION AS OF JULY 31, 2005
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY+
--------------------------------------------------------------------------------

                                             DAYS                 DAYS
                                         AS OF 1/31/05       AS OF 7/31/05

Fifth Third Prime
Money Market Fund                             37                   35

Fifth Third Institutional
Money Market Fund                             37                   35

Fifth Third Institutional
Government Money Market Fund                  34                   35

Fifth Third Government
Money Market Fund                             37                   34

Fifth Third U.S.Treasury
Money Market Fund                             21                   22

Fifth Third Michigan Municipal
Money Market Fund                             34                   31

Fifth Third Municipal
Money Market Fund                             42                   19

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

AN INVESTMENT IN ANY OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

1 THE FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON ONE'S TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX. SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MONEY MARKET MATURITY SCHEDULES
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS+


                                               Institutional                              Michigan
                      Prime     Institutional   Government    Government   U.S.Treasury   Municipal    Municipal
                      Money         Money          Money         Money        Money         Money        Money
                   Market Fund   Market Fund    Market Fund   Market Fund  Market Fund   Market Fund  Market Fund
-----------------------------------------------------------------------------------------------------------------
Less than 8 days      45.7%         46.7%          42.1%         39.3%        80.3%         74.5%        82.6%
-----------------------------------------------------------------------------------------------------------------
8 to 14 Days           9.5%          9.2%           7.2%         14.8%          --            --           --
-----------------------------------------------------------------------------------------------------------------
15 to 30 Days         20.9%         14.6%          23.3%         25.0%          --           6.7%         2.7%
-----------------------------------------------------------------------------------------------------------------
31 to 180 Days        19.9%         24.7%          22.0%         15.1%        17.3%         12.8%        14.5%
-----------------------------------------------------------------------------------------------------------------
181 to 365 Days        3.6%          4.8%           5.4%          5.8%         2.4%          6.0%         0.2%
-----------------------------------------------------------------------------------------------------------------
366 to 397 Days        0.4%           --             --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------


+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                                                         PRIME MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2005
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
CERTIFICATES OF DEPOSIT (5.0%)
Bank of Montreal, 3.25%, 1/6/06 *               $     15,000     $     14,997
Barclays Bank PLC, 3.42%, 10/31/05 *                  15,000           14,998
Credit Suisse First Boston,
    3.46%, 3/21/06 *                                   6,500            6,501
Royal Bank of Scotland PLC,
    3.26%, 7/5/06 *                                   15,000           14,994
SunTrust Banks, Inc., 3.33%, 10/7/05                  10,000           10,001
SunTrust Banks, Inc., 3.33%, 10/12/05                 10,000           10,000
                                                                 ------------

TOTAL CERTIFICATES OF DEPOSIT                                          71,491
                                                                 ------------

COMMERCIAL PAPER (19.6%)
ABN AMRO North American Financial,                    10,000            9,990
    3.30%, 8/12/05 **
Bank of Montreal, 3.20%, 8/8/05 **                    10,000            9,994
Barclays Capital, 3.31%, 8/12/05 **                   20,000           19,979
Barclays Capital, 3.35%, 8/15/05 **                   11,500           11,485
BNP Paribas, 3.24%, 8/22/05 **                         5,000            4,991
BNP Paribas, 3.50%, 9/26/05 **                        15,000           14,919
BNP Paribas, 3.49%, 10/5/05 **                        10,000            9,938
BNP Paribas, 3.40%, 11/2/05 **                         5,975            5,923
DEPFA Bank PLC, 3.22%, 8/19/05 ** (c)                 15,000           14,975
DEPFA Bank PLC, 3.56%, 10/17/05 ** (c)                10,000            9,924
Deutsche Bank, 3.51%, 10/11/05 **                     10,000            9,931
Dexia Delaware LLC, 3.26%, 8/2/05 **                   8,100            8,099
Dexia Delaware LLC, 3.27%, 8/4/05 **                  15,000           14,996
National City Credit Corp.,
    3.34%, 8/9/05 **                                  25,000           24,981
Northern Trust Corp., 3.35%, 8/26/05 **               20,000           19,954
Northern Trust Corp., 3.42%, 9/6/05 **                 6,435            6,413
Royal Bank of Scotland PLC,
    3.30%, 8/15/05 **                                 14,900           14,881
San Jose International Airport,
    3.46%, 9/1/05 **                                   7,782            7,759
Societe Generale, 3.39%, 8/26/05 **                   15,000           14,965
Societe Generale, 3.49%, 10/2/05 **                   15,000           14,911
UBS Investment Bank, 3.25%, 8/8/05 **                 15,000           14,991
UBS Investment Bank, 3.40%, 8/30/05 **                16,200           16,156
                                                                 ------------

TOTAL COMMERCIAL PAPER                                                280,155
                                                                 ------------

CORPORATE BONDS (29.8%)
American Express Credit Corp.,
    3.36%, 8/9/05 *                                   15,000           15,000
American Express Credit Corp.,
    3.45%, 10/14/05 *                                  7,500            7,501
American Express Credit Corp.,
    6.88%, 11/1/05                                     5,000            5,051
American International Group,
    2.85%, 12/1/05                                     9,070            9,047
Bank of America Corp.,
    6.95%, 3/20/06                                     5,000            5,098

                                    CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
CORPORATE BONDS, CONTINUED
Bank One Corp., 6.50%, 2/1/06                   $      5,000     $      5,081
Barclays Bank PLC, 3.32%, 6/13/06 *                   10,000            9,998
Bear Stearns & Co., Inc.,
    3.50%, 12/22/05 *                                 10,000           10,003
Bear Stearns & Co., Inc.,
    3.00%, 3/30/06                                    11,000           10,934
Bear Stearns & Co., Inc.,
    3.36%, 5/5/06 *                                   20,000           20,000
Citigroup, Inc., 6.75%, 12/1/05                        9,175            9,278
Citigroup, Inc., 5.75%, 5/10/06                       14,250           14,448
Credit Suisse First Boston,
    3.25%, 8/10/05 *                                  20,000           20,000
Credit Suisse First Boston,
    5.88%, 8/1/06                                      5,000            5,085
First Union Corp., 7.55%, 8/18/05                     20,000           20,044
General Electric Capital Corp.,
    6.80%, 11/1/05                                    10,350           10,433
General Electric Capital Corp.,
    3.41%, 2/3/06 *                                   20,000           20,025
General Electric Capital Franchise
    Financial, 7.88%, 11/30/05                         7,500            7,623
Goldman Sachs Group, Inc.,
    7.63%, 8/17/05                                    17,775           17,815
Goldman Sachs Group, Inc.,
    3.48%, 2/21/06 *                                  10,000           10,013
Goldman Sachs Group, Inc.,
    3.80%, 4/20/06 *                                  14,000           14,021
Household Finance Corp.,
    6.50%, 1/24/06                                    15,700           15,915
Household Finance Corp.,
    3.38%, 2/21/06                                     6,035            6,021
Lehman Brothers Holdings,
    3.98%, 9/28/05 *                                  21,780           21,799
Lehman Brothers Holdings,
    6.25%, 5/15/06                                     3,450            3,515
Merrill Lynch & Co., 3.55%, 7/11/06 *                 15,000           15,000
Morgan Stanley, 3.37%, 8/4/06 *                       15,000           15,000
National City Bank, 3.46%, 7/26/06 *                   9,250            9,254
Societe Generale, 3.28%, 8/10/05 *                    18,000           18,000
SunTrust Banks, Inc., 3.53%, 10/3/05 *                16,700           16,701
SunTrust Banks, Inc., 2.50%, 5/4/06                    4,675            4,621
US Bancorp, 3.56%, 9/16/05 *                          10,000           10,002
Wells Fargo & Co., 7.25%, 8/24/05                      9,500            9,529
Wells Fargo & Co., 3.45%, 3/3/06 *                     7,100            7,106
Wells Fargo & Co., 3.38%, 8/15/06 *                   25,000           25,001
                                                                 ------------

TOTAL CORPORATE BONDS                                                 423,962
                                                                 ------------

DEMAND NOTES (15.3%)
American Healthcare Funding, 3.38%,
    5/1/27, (LOC: LaSalle Bank) *                      5,355            5,355
Atlas Industries, Inc., 3.47%, 6/1/10,
    (LOC: National City Bank) *                        4,735            4,735

                                    CONTINUED

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2005
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
DEMAND NOTES, CONTINUED
Beavercreek Enterprises, 3.47%, 3/2/20,
    (LOC: National City Bank) *                 $      4,290     $      4,290
Buckeye Corrugated, Inc., 3.52%,
    10/1/17, (LOC: Key Bank) * (c)                     6,185            6,185
Capital One Funding Corp., 3.36%,
    10/1/14, (LOC: Bank One) *                         2,473            2,473
Capital One Funding Corp., 3.36%,
    7/2/18, (LOC: Bank One) * (c)                        913              913
Capital One Funding Corp., 3.36%,
    10/1/21, (LOC: Bank One) * (c)                     1,200            1,200
Capital One Funding Corp., 3.36%,
    1/4/27, (LOC: Bank One) *                          7,661            7,661
Central Michigan Inns, 3.45%, 4/1/30,
    (LOC: Michigan National Bank) *                    2,010            2,010
Cornerstone Funding Corp., 3.53%,
    12/1/11, (LOC: SunTrust) *                         8,360            8,360
Cornerstone Funding Corp., 3.53%,
    9/1/25, (LOC: SunTrust) *                          5,750            5,750
GTB Properties LLC, 3.68%, 7/1/23,
    (LOC: National Australia Bank) *                   4,265            4,265
Harry W. Albright, Jr., 3.59%, 5/1/21,
    (LOC: National Australia Bank) *                   5,485            5,485
Heart Center Medical Group, 3.47%,
    10/1/30, (LOC: National City Bank) *              10,425           10,425
HWP Co., Ltd. Project, 3.47%, 12/3/18,
    (LOC: National City Bank) * (c)                    4,555            4,555
Iowa 80 Group Inc., 3.40%, 6/1/16,
    (LOC: Wells Fargo) *                               4,400            4,400
Jackson 2000, 3.52%, 6/1/49,
    (LOC: KeyBank) *                                   9,245            9,245
Jefferson Land Development, 3.52%,
    10/1/16, (LOC: National City Bank) * (c)           1,050            1,050
Landmark Medical LLC, 3.40%, 1/1/21,
    (LOC: Bank One) *                                  8,280            8,280
Lexington Financial Services, 3.55%,
    2/1/26, (LOC: LaSalle Bank) *                      9,100            9,100
Mount Carmel East Professional, 3.47%,
    1/1/14, (LOC: National City) * (c)                 1,740            1,740
Mr. K Enterprises, 3.68%, 9/1/16,
    (LOC: National Australia Bank) *                   6,525            6,525
New Belgium Brewery Co., 3.52%,
    7/1/15, (LOC: KeyBank) *                           3,740            3,740
Northside Christian Church, 3.40%,
    4/1/30, (LOC: Bank One) *                          6,930            6,930
Park State Properties LLC, 3.44%,
    11/1/34, (LOC: US Bank) *                          5,500            5,500
PCI Paper Conversions, Inc., 3.52%,
    4/1/10, (LOC: KeyBank) *                           2,285            2,285
Pittsburgh Technical Institute, 3.47%,
    10/1/15, (LOC: National City Bank) *              10,870           10,870
PRD Finance LLC, 3.42%, 4/1/27,
    (LOC: National City Bank) *                        7,750            7,750

                                    CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
DEMAND NOTES, CONTINUED
Precision Tool and Die, 3.47%, 3/1/10,
    (LOC: National City Bank) *                 $      3,983     $      3,983
Revenue Bond CTF Series Trust,
    3.99%, 6/1/24, (LOC: AIG) * (c)                    3,875            3,875
Revenue Bond CTF Series Trust
    Castlegate 3, 3.99%, 6/1/17,
    (LOC: AIG) * (c)                                   2,540            2,540
Royal Town Center LLC Project, 3.52%,
    10/1/47, (LOC: Comerica Bank) * (c)                5,095            5,095
Saint Andrew United, 3.45%, 7/1/29,
    (LOC: Wachovia Bank) *                            15,335           15,335
Second & Main, Ltd., 3.47%, 8/1/11,
    (LOC: National City Bank) *                        3,450            3,450
Secor Realty, Inc., 3.47%, 4/1/20,
    (LOC: National City Bank) *                        9,035            9,035
SGS Tool Co., 3.47%, 12/1/12,
    (LOC: Bank One) *                                  5,900            5,900
Sharonville Realty Enterprises, 3.40%,
    4/1/20, (LOC: Bank One) * (c)                      8,560            8,560
Southeastern College, 3.43%, 1/2/30,
    (LOC: Regions Financial Corp.) *                   6,900            6,900
Zeigler Realty LLC, 3.59%, 9/1/26,
    (LOC: National City Bank) *                        2,490            2,490
                                                                 ------------

TOTAL DEMAND NOTES                                                    218,240
                                                                 ------------

MUNICIPAL BONDS (16.9%)
ALASKA (0.3%)
Four Dam Pool Electric Revenue,
    3.37%, 7/1/26 *                                    3,770            3,770
                                                                 ------------

ARIZONA (0.8%)
Tempe Industrial Development
    Authority Revenue, 3.38%, 7/1/34 *                11,690           11,690
                                                                 ------------

CALIFORNIA (2.8%)
Riverside County, 3.32%, 11/1/20 *                     7,200            7,200
Sacramento County, 3.31%, 7/1/22 *                    32,430           32,430
                                                                 ------------
                                                                       39,630
                                                                 ------------

COLORADO (0.1%)
Pueblo Housing Authority Purchasing
    Revenue, 3.52%, 12/1/18 * (c)                      1,900            1,900
                                                                 ------------

GEORGIA (1.0%)
Athens Clarke County Government
    Development Authority Revenue,
    University of Georgia Athletic
    Department, 3.25%, 7/1/21 *                        3,640            3,640
Columbus Development Authority,
    Industrial Revenue, Litho-Krome
    Project, 3.52%, 8/1/22 *                          10,125           10,125
                                                                 ------------
                                                                       13,765
                                                                 ------------

                                    CONTINUED

                                                         PRIME MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2005
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
ILLINOIS (1.0%)
Chicago, Series B, 3.50%, 1/1/19 *              $     13,630     $     13,630
                                                                 ------------

INDIANA (0.5%)
Ball State University, 3.29%, 9/1/31 *                 7,000            7,000
                                                                 ------------

IOWA (0.5%)
Dallas County Industrial Development
    Revenue, Sioux City Brick & Tile,
    3.40%, 9/1/21 *                                    6,980            6,980
                                                                 ------------

KANSAS (0.4%)
Park City Industrial Revenue, Hayes
    Co., Inc., 3.29%, 9/15/16 *                        5,695            5,695
                                                                 ------------

KENTUCKY (1.1%)
Bardstown Industrial Revenue,
    3.59%, 6/1/24 *                                    7,950            7,950
Webster County Industrial Revenue,
    Green River Project, 3.40%, 11/1/24 *              8,000            8,000
                                                                 ------------
                                                                       15,950
                                                                 ------------

MICHIGAN (1.7%)
Commerce Charter Township,
    Downtown Development,
    3.53%, 10/1/34 *                                  20,000           20,000
Hospital Association Financial Corp.,
    3.59%, 11/1/30 *                                   4,455            4,455
                                                                 ------------
                                                                       24,455
                                                                 ------------

MINNESOTA (1.1%)
Minneapolis Taxable Pension,
    3.37%, 12/1/13 *                                  15,295           15,295
                                                                 ------------

MISSISSIPPI (0.2%)
Business Finance Corp., Industrial
    Development Revenue, Koch Freezers
    LLC, 3.40%, 3/1/17 *                               2,900            2,900
                                                                 ------------

NEW YORK (1.2%)
Anti-Defamation League Foundation,
    3.47%, 1/1/34 * (c)                                9,900            9,900
Housing Development Corp., Multi
    Family Rental Housing Revenue,
    3.35%, 6/1/33 *                                    7,800            7,800
                                                                 ------------
                                                                       17,700
                                                                 ------------

NORTH CAROLINA (1.6%)
Capital Facilities Financial Agency
    Revenue, Wolfpack Powers,
    3.38%, 9/1/18 *                                    5,500            5,500
Roman Catholic Diocese, Series A,
    3.54%, 6/1/18 *                                   17,050           17,050
                                                                 ------------
                                                                       22,550
                                                                 ------------

                                    CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
NORTH DAKOTA (0.5%)
Ward County Health Care Facilities
    Revenue, 3.29%, 7/1/31 *                    $      7,400     $      7,400
                                                                 ------------

OHIO (0.3%)
Cleveland-Cuyahoga County, Port
    Authority Revenue, CBT Project,
    3.52%, 6/1/31 *                                    4,500            4,500
                                                                 ------------

PENNSYLVANIA (0.2%)
Allegheny County, Industrial
    Development Authority Revenue,
    3.47%, 5/1/15 *                                    2,700            2,700
                                                                 ------------

TENNESSEE (0.6%)
Jackson Energy Authority,
    3.38%, 10/1/25 *                                   8,450            8,450
                                                                 ------------

UTAH (0.1%)
Housing Corp., Multi Family Revenue,
    3.99%, 1/1/22 *                                    2,061            2,061
                                                                 ------------

VIRGINIA (0.4%)
Norfolk Redevelopment and Housing
    Authority Revenue, 3.38%, 8/1/13 *                 5,785            5,785
                                                                 ------------

WASHINGTON (0.5%)
Housing Finance Community,
    Multifamily Revenue, Monticello Park
    Project, 3.41%, 8/1/26 *                           3,955            3,955
State Housing Finance Community,
    Multi Family Revenue, Eaglepointe
    Apartments-B, 3.99%, 7/1/28 *                      1,610            1,610
State Housing Finance Community,
    Multi Family Revenue, Winterhill
    Apartments- B, 3.99%, 7/1/28 *                     2,175            2,175
                                                                 ------------
                                                                        7,740
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 241,546
                                                                 ------------

REPURCHASE AGREEMENTS (11.0%)
State Street, 3.21%, 8/1/05
    (Proceeds at maturity, $6,263,
    Collateralized by U.S. Treasury
    Note, 1.63%, 10/31/05, value $6,390)               6,261            6,261
UBS Investment Bank, 3.29%, 8/1/05
    (Proceeds at maturity, $150,041,
    Collateralized by various U.S.
    Government Agency securities,
    0.00%-7.10%, 9/1/05 - 8/15/19,
    value $153,000)                                  150,000          150,000
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                           156,261
                                                                 ------------

                                    CONTINUED

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2005
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                ------------     ------------
MONEY MARKETS (0.4%)
AIM Funds Liquid Assets Portfolio -
    Institutional Class                            2,351,858     $      2,352
Goldman Sachs Financial Square Prime
    Obligations Fund                               2,879,797            2,880
                                                                 ------------

TOTAL MONEY MARKETS                                                     5,232
                                                                 ------------

TOTAL INVESTMENTS (COST $1,396,887) (a) - 98.0%                     1,396,887

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%                           29,095
                                                                 ------------

NET ASSETS - 100.0%                                              $  1,425,982
                                                                 ============

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                 INSTITUTIONAL MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2005
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
CERTIFICATES OF DEPOSIT (11.8%)
Bank of Montreal, 3.25%, 1/6/06 *               $     12,000     $     11,998
Barclays Bank PLC, 3.42%, 10/31/05 *                  10,000            9,999
BNP Paribas, 3.18%, 8/9/05                            15,000           15,000
Credit Suisse First Boston,
    3.28%, 9/2/05                                     24,000           24,000
Deutsche Bank, 2.40%, 10/7/05                          5,000            4,994
Harris Trust & Savings, 3.29%, 9/14/05 *              25,000           25,000
SunTrust Banks, Inc., 3.33%, 10/7/05                  15,000           15,001
SunTrust Banks, Inc., 3.33%, 10/12/05                 15,000           15,000
Toronto Dominion Bank,
    3.15%, 8/5/05                                     15,000           15,000
                                                                 ------------

TOTAL CERTIFICATES OF DEPOSIT                                         135,992
                                                                 ------------

COMMERCIAL PAPER (22.4%)
ABN AMRO North American Financial,
    3.30%, 8/12/05 **                                 10,000            9,990
ABN AMRO North American Financial,
    3.43%, 8/23/05 **                                  7,750            7,734
American Express Co., 3.18%, 8/11/05 **               10,000            9,991
Bank of Montreal, 3.20%, 8/8/05 **                    15,000           14,991
Barclays Capital, 3.31%, 8/12/05 **                   15,000           14,985
Benedictine Health Systems,
    3.60%, 10/12/05 **                                 7,055            7,005
BNP Paribas, 3.49%, 10/5/05 **                        10,000            9,938
BP Amoco PLC, 3.19%, 8/15/05 **                        5,000            4,994
DEPFA Bank PLC, 3.22%, 8/19/05 ** (c)                 12,000           11,981
DEPFA Bank PLC, 3.56%, 10/17/05 ** (c)                10,000            9,924
Deutsche Bank, 3.51%, 10/11/05 **                     15,000           14,897
Dexia Delaware LLC, 3.27%, 8/4/05 **                  20,000           19,994
General Electric Capital Corp.,
    3.27%, 8/30/05 **                                 15,000           14,961
General Electric Capital Corp.,
    3.40%, 9/6/05 **                                  15,000           14,949
Michigan State, 2.59%, 10/19/05                        2,000            2,000
Northern Trust Corp., 3.35%, 8/26/05 **                5,000            4,988
Northern Trust Corp., 3.40%, 9/8/05 **                20,000           19,928
Purdue University, 3.25%, 8/1/05                      10,250           10,250
Societe Generale, 3.24%, 8/8/05 **                    15,000           14,991
Toyota Motor Corp., 3.40%, 9/9/05 **                  15,000           14,945
UBS Investment Bank, 3.40%, 8/30/05 **                10,000            9,973
University of Michigan, 3.42%, 9/1/05                  3,960            3,960
University of Texas, 3.39%, 9/7/05                    10,342           10,342
                                                                 ------------

TOTAL COMMERCIAL PAPER                                                257,711
                                                                 ------------

CORPORATE BONDS (23.9%)
American Express Credit Corp.,
    3.36%, 8/9/05 *                                   10,000           10,000
American International Group,
    2.85%, 12/1/05                                     5,205            5,192
Bank One Corp., 7.63%, 8/1/05                          9,910            9,910
Bank One Corp., 6.50%, 2/1/06                         18,250           18,514

                                    CONTINUED

                                                 INSTITUTIONAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2005
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
CORPORATE BONDS, CONTINUED
Barclays Bank PLC, 3.32%, 6/13/06 *             $     15,000     $     14,997
Bear Stearns & Co., Inc.,
    3.50%, 12/22/05 *                                  5,000            5,002
Bear Stearns & Co., Inc.,
    3.00%, 3/30/06                                    10,000            9,938
Bear Stearns & Co., Inc.,
    3.36%, 5/5/06 *                                   15,000           15,000
Citigroup, Inc., 6.75%, 12/1/05                       29,300           29,628
Citigroup, Inc., 5.75%, 5/10/06                        7,500            7,606
Credit Suisse First Boston,
    3.25%, 8/10/05 *                                  13,200           13,200
First Union Corp., 7.55%, 8/18/05                     19,700           19,743
General Electric Capital Corp.,
    3.41%, 2/3/06 *                                   15,000           15,019
General Electric Capital Franchise
    Financial, 7.88%, 11/30/05                         2,750            2,795
Goldman Sachs Group, Inc.,
    7.63%, 8/17/05                                    10,133           10,155
Goldman Sachs Group, Inc.,
    3.48%, 2/21/06 *                                   5,000            5,007
Goldman Sachs Group, Inc.,
    3.80%, 4/20/06 *                                  16,635           16,660
Household Finance Corp.,
    6.50%, 1/24/06                                     2,765            2,802
Household Finance Corp.,
    3.38%, 2/21/06                                     5,000            4,988
Merrill Lynch & Co., 3.59%, 1/13/06 *                  6,000            6,013
National City Bank, 3.43%, 12/29/05 *                 12,000           11,999
National City Bank, 2.50%, 4/17/06                    10,000            9,916
Societe Generale, 3.28%, 8/10/05 *                     3,000            3,000
US Bancorp, 2.75%, 3/30/06                             3,870            3,846
US Bank NA, 3.35%, 12/5/05 *                           3,300            3,300
Wells Fargo & Co., 7.25%, 8/24/05                      9,640            9,663
Wells Fargo & Co., 6.20%, 12/1/05                      1,600            1,616
Wells Fargo & Co., 3.38%, 8/15/06 *                   10,000           10,000
                                                                 ------------

TOTAL CORPORATE BONDS                                                 275,509
                                                                 ------------

DEMAND NOTES (5.2%)
Capital One Funding, 3.36%, 8/2/21,
    (LOC: Bank One) *                                  4,600            4,600
Capital One Funding, 3.36%, 4/1/26,
    (LOC: Bank One) *                                 11,143           11,143
Cornerstone Funding Corp., 3.53%,
    11/15/06, (LOC: SunTrust) *                        4,519            4,519
Cornerstone Funding Corp.,
    3.53%, 4/1/21 *                                    6,700            6,700
Cornerstone Funding Corp., 3.53%,
    1/1/34, (LOC: SunTrust) *                          4,196            4,196
Flatrock River Lodge LP, 3.54%,
    7/1/16, (LOC: FHLB) *                              1,520            1,520
Gulf Gate Apartments, 3.42%, 9/1/28,
    (LOC: Wells Fargo) * (c)                           2,000            2,000

                                    CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
DEMAND NOTES, CONTINUED
Lodge of the Wabash, 3.54%, 7/1/16,
    (LOC: FHLB) *                               $      1,730     $      1,730
Metaltec Steel Abrasive, 3.56%,
    11/1/34, (LOC: Comerica Bank) *                    4,760            4,760
Northport Baptist Church, 3.54%,
    9/1/24, (LOC: Regions Financial Corp.) *           3,100            3,100
Park State Properties LLC, 3.44%,
    11/1/34, (LOC: US Bank) *                          5,500            5,500
Praise Tabernacle Outreach, 3.54%,
    6/1/24, (LOC: Comerica Bank) *                     3,790            3,790
Vancouver Clinic Building, 3.43%,
    2/1/24, (LOC: US Bank) *                           4,550            4,550
White River Lodge LP, 3.54%, 7/1/16,
    (LOC: FHLB) *                                      1,625            1,625
                                                                 ------------

TOTAL DEMAND NOTES                                                     59,733
                                                                 ------------

MUNICIPAL BONDS (22.7%)
ARIZONA (0.3%)
Tucson Airport Authority, Inc.,
    3.38%, 12/1/18 *                                   3,635            3,635
                                                                 ------------

ARKANSAS (1.5%)
Northwest Regional Airport Authority,
    Airport Revenue, Series A,
    3.49%, 2/1/21 *                                   15,725           15,725
Northwest Regional Airport Authority,
    Airport Revenue, Series B,
    3.49%, 2/1/08 *                                    1,850            1,850
                                                                 ------------
                                                                       17,575
                                                                 ------------

CALIFORNIA (3.3%)
Kern Water Authority Revenue, Series B,
    3.42%, 7/1/28 *                                    4,800            4,800
Sacramento County, 3.31%, 7/1/22 *                     5,000            5,000
Sacramento County Housing Authority,
    Multifamily Revenue, Natomas Park
    Apartments, Series B, 3.42%, 7/15/35 *             2,250            2,250
Saint Michael's Episcopal Day School,
    3.48%, 7/1/28 *                                    2,390            2,390
San Jose Financing Authority Lease
    Revenue, Hayes Mansion, Phase B,
    3.31%, 7/1/24 *                                    8,000            8,000
Statewide Community Development
    Authority, Multifamily Revenue, Dublin,
    3.44%, 12/15/37 *                                  5,010            5,010
Statewide Community Development
    Authority, Multifamily Revenue, Fairway
    Properties, 3.44%, 12/15/37 *                      5,550            5,550
Statewide Community Development
    Authority, Multifamily Revenue, Palms
    Apartments, 3.40%, 5/15/35 *                       3,045            3,045

                                    CONTINUED

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2005
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
CALIFORNIA, CONTINUED
Statewide Community Development
    Authority, Multifamily Revenue,
    Series X-T, 3.42%, 10/15/32 *               $      1,500     $      1,500
                                                                 ------------
                                                                       37,545
                                                                 ------------

COLORADO (0.1%)
Denver City & County Airport Revenue,
    Series D, 3.38%, 11/15/05 *                        1,600            1,600
                                                                 ------------

FLORIDA (0.1%)
Lee County Industrial Development
    Authority Revenue, Suncoast Aluminum,
    Series B, 3.38%, 10/1/22 *                           955              955
                                                                 ------------

GEORGIA (2.1%)
Albany Dougherty, Payroll Development
    Authority, 3.54%, 7/1/24 *                         4,935            4,935
Athens-Clarke County Industrial
    Development Authority Revenue,
    Leucadia Inc., Project, 3.43%, 7/1/07 * (c)        3,550            3,550
Atlanta Urban Residential Finance
    Authority, 3.50%, 1/1/23 *                           700              700
Augusta Housing Authority Multifamily
    Revenue, 3.51%, 5/15/33 *                            500              500
Gwinnett County Development
    Authority, Hopewell Christian Academy,
    3.38%, 12/1/21 *                                   6,300            6,300
Municipal Gas Authority Revenue,
    3.52%, 2/1/15 *                                    7,875            7,875
                                                                 ------------
                                                                       23,860
                                                                 ------------

ILLINOIS (1.4%)
Evanston, Maple Street Parking Facility,
    3.45%, 12/1/21 *                                   2,000            2,000
Financial Authority Revenue, Fairview
    Obligation, Series D, 3.45%, 8/15/34 *             1,180            1,180
Financial Authority Revenue, Fairview
    Obligation, Series C, 3.45%, 8/15/34 *            12,595           12,595
                                                                 ------------
                                                                       15,775
                                                                 ------------

INDIANA (2.6%)
Health Facilities Financing Authority
    Revenue, 3.36%, 4/1/24 *                           4,995            4,995
Health Facilities Financing Authority,
    Hospital Revenue, Community
    Foundation of Northwest Indiana,
    Series B, 3.45%, 8/1/25 *                         24,375           24,375
Indianapolis Economic Development
    Multifamily Housing Revenue, Series B,
    3.55%, 11/1/36 *                                     991              991
                                                                 ------------
                                                                       30,361
                                                                 ------------

IOWA (0.5%)
Finance Authority Retirement
    Community Revenue, 3.45%, 12/1/20 *                5,315            5,315
                                                                 ------------

                                    CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
KENTUCKY (0.5%)
Boone County Industrial Revenue,
    3.53%, 6/1/23 *                             $      5,395     $      5,395
                                                                 ------------

MICHIGAN (3.9%)
Canton Charter Township, General
    Obligation, 3.58%, 3/1/11 *                        1,500            1,500
Commerce Charter Township, Downtown
    Development, 3.56%, 10/1/18 *                     13,000           13,000
Commerce Charter Township, Downtown
    Development, 3.53%, 10/1/34 *                     15,000           15,000
Kent County, 3.49%, 3/1/08 *                          12,000           12,000
Ypsilanti Charter Township, Taxable
    Capital Improvements, Series B,
    3.58%, 4/1/19 *                                    4,745            4,745
                                                                 ------------
                                                                       46,245
                                                                 ------------

MINNESOTA (0.4%)
Plymouth Revenue, Carlson Center
    Project, 3.43%, 4/1/12 *                           1,200            1,200
St. Paul Port Authority District,
    3.39%, 3/1/22 *                                    3,655            3,655
                                                                 ------------
                                                                        4,855
                                                                 ------------

MISSOURI (0.8%)
Kansas City Industrial Development
    Authority, Taxable Downtown Arena,
    3.52%, 4/1/40 *                                    8,930            8,930
                                                                 ------------

NEBRASKA (1.0%)
Omaha Special Obligation, Riverfront
    Redevelopment, 3.58%, 2/1/26 *                    11,765           11,765
                                                                 ------------

NEW MEXICO (0.3%)
Albuquerque Industrial Revenue,
    KTECH Corp. Project, 3.42%, 11/1/22 *              1,900            1,900
Chaves County Revenue, 3.38%, 8/1/09 *                 1,890            1,890
                                                                 ------------
                                                                        3,790
                                                                 ------------

NEW YORK (0.4%)
Housing Finance Agency, Service Contract
    Revenue, Series F, 3.35%, 9/15/07 *                4,700            4,700
                                                                 ------------

NORTH CAROLINA (0.8%)
Roman Catholic Diocese, Series A,
    3.54%, 6/1/18 *                                    9,115            9,115
                                                                 ------------

OHIO (0.8%)
Cuyahoga County Ohio Health Care
    Revenue, 3.54%, 5/15/12 *                          3,675            3,675
Richland County, Healthcare Facilities
    Revenue, Wesleyan, Series B,
    3.34%, 11/1/27 *                                   5,000            5,000
                                                                 ------------
                                                                        8,675
                                                                 ------------

                                    CONTINUED

                                                 INSTITUTIONAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2005
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA (0.1%)
Berks County Industrial Development
    Authority Revenue, 3.55%, 7/1/16 *          $      1,600     $      1,600
                                                                 ------------

SOUTH CAROLINA (0.3%)
Facilities Authority, 3.38%, 6/1/10 *                  3,200            3,200
                                                                 ------------

TEXAS (0.3%)
Alamo Heights Higher Education
    Facilities Corp., 3.59%, 4/1/07 *                  1,630            1,630
Houston Health Facilities Development
    Corp., 3.61%, 2/15/34 *                            1,310            1,310
                                                                 ------------
                                                                        2,940
                                                                 ------------

UTAH (0.3%)
Tooele City Industrial Development
    Revenue, Series A, 3.43%, 10/1/22 *                3,500            3,500
                                                                 ------------

VIRGINIA (0.5%)
Arlington County Industrial Development
    Authority, 3.43%, 2/1/16 *                         5,300            5,300
                                                                 ------------

WASHINGTON (0.4%)
Housing Finance Community Multifamily
    Housing Revenue, Everett, Series B,
    3.41%, 1/15/38 *                                   2,000            2,000
Housing Finance Community Multifamily
    Revenue, Granite Falls, Series B,
    3.42%, 10/1/27 *                                   1,260            1,260
Housing Finance Community Multifamily
    Revenue, Summer Ridge, Series B,
    3.39%, 12/1/29 *                                     860              860
                                                                 ------------
                                                                        4,120
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 260,751
                                                                 ------------

U.S. GOVERNMENT AGENCIES (0.7%)
FREDDIE MAC (0.7%)
3.51%, 1/15/42 *                                       7,891            7,891
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                          7,891
                                                                 ------------

REPURCHASE AGREEMENTS (13.2%)
State Street, 3.21%, 8/1/05
    (Proceeds at maturity, $8,366,
    Collateralized by a U.S. Treasury Bill,
    0.00%, 8/25/05, value $8,533)                      8,364            8,364
UBS Investment Bank, 3.29%, 8/1/05
    (Proceeds at maturity, $143,039,
    Collateralized by various U.S.
    Government Agency securities,
    2.63%-5.25%, 10/16/06 - 6/18/14,
    value $145,861)                                  143,000          143,000
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                           151,364
                                                                 ------------

                                    CONTINUED

                                                   SHARES           VALUE
                                                ------------     ------------
MONEY MARKETS (0.3%)
AIM Funds Liquid Assets Portfolio -
    Institutional Class                            1,431,217     $      1,431
Goldman Sachs Financial Square Prime
    Obligations Fund                               1,575,482            1,576
                                                                 ------------

TOTAL MONEY MARKETS                                                     3,007
                                                                 ------------

TOTAL INVESTMENTS (COST $1,151,958) (a) - 100.2%                    1,151,958

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                         (2,549)
                                                                 ------------

NET ASSETS - 100.0%                                              $  1,149,409
                                                                 ============

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2005
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
U.S. GOVERNMENT AGENCIES (75.0%)
FANNIE MAE (26.2%)
3.28%, 8/5/05 **                                $     20,602     $     20,595
3.17%, 8/10/05 **                                      3,120            3,118
3.31%, 8/17/05 *                                      20,000           20,000
3.26%, 8/24/05 **                                     22,900           22,852
3.29%, 9/14/05 **                                     15,000           14,940
3.27%, 9/15/05 *                                      10,000            9,999
3.37%, 9/27/05 **                                      5,000            4,974
3.42%, 9/28/05 **                                      5,000            4,973
2.32%, 9/30/05                                         2,750            2,745
3.57%, 10/7/05 *                                      15,000           15,003
3.30%, 10/19/05 **                                     5,000            4,964
3.25%, 12/9/05 *                                      14,750           14,746
2.38%, 12/15/05                                          500              498
3.23%, 1/9/06 *                                       11,250           11,248
5.50%, 2/15/06                                         6,094            6,152
2.25%, 2/28/06                                         4,655            4,619
                                                                 ------------
                                                                      161,426
                                                                 ------------

FEDERAL HOME LOAN BANK (25.6%)
3.24%, 8/12/05 **                                     15,000           14,985
1.75%, 8/15/05                                         4,725            4,723
3.25%, 8/15/05                                         6,440            6,442
2.20%, 8/18/05                                         3,500            3,500
3.31%, 8/19/05 **                                     15,000           14,975
1.50%, 8/26/05                                         3,000            2,996
2.03%, 8/26/05                                         2,000            1,998
3.32%, 9/9/05 **                                      10,000            9,964
3.31%, 9/16/05 *                                      25,000           25,000
3.35%, 9/22/05 **                                      5,240            5,215
3.22%, 10/12/05 **                                     5,000            4,968
2.50%, 11/15/05                                        5,000            4,983
6.50%, 11/15/05                                        2,000            2,017
2.50%, 11/18/05                                        1,375            1,370
3.63%, 12/2/05 **                                      2,145            2,119
2.50%, 12/15/05                                        5,430            5,410
2.18%, 1/30/06                                         2,240            2,228
3.19%, 2/7/06                                          5,000            4,991
2.00%, 2/13/06                                         4,000            3,962
5.38%, 2/15/06                                         3,500            3,533
5.13%, 3/6/06                                          6,265            6,319
2.32%, 4/28/06                                         1,250            1,238
3.47%, 6/14/06 *                                      25,000           24,998
                                                                 ------------
                                                                      157,934
                                                                 ------------

                                    CONTINUED

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC (23.2%)
3.10%, 8/1/05 **                                $     17,000     $     17,000
1.80%, 8/4/05                                          3,500            3,500
3.20%, 8/8/05 **                                      14,648           14,639
2.88%, 8/9/05 **                                      11,500           11,492
3.19%, 8/16/05 **                                     15,000           14,980
3.33%, 8/23/05 **                                      5,000            4,990
3.25%, 9/6/05 **                                       7,775            7,750
3.27%, 9/7/05 **                                      10,000            9,967
3.55%, 11/1/05 **                                     12,200           12,090
3.18%, 11/7/05 *                                      14,390           14,390
2.13%, 11/15/05                                          575              573
2.05%, 11/28/05                                        4,000            3,990
2.26%, 12/30/05                                        3,000            2,984
3.51%, 1/15/42 *                                      24,659           24,659
                                                                 ------------
                                                                      143,004
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                        462,364
                                                                 ------------

REPURCHASE AGREEMENTS (24.8%)
State Street, 3.21%, 8/1/05
    (Proceeds at maturity, $9,536,
    Collateralized by U.S. Treasury Note,
    1.63%, 10/31/05, value $9,725)                     9,533            9,533
UBS Investment Bank, 3.29%, 8/1/05
    (Proceeds at maturity, $143,039,
    Collateralized by various U.S.
    Government Agency securities,
    0.00%-7.63%, 8/1/05-12/31/16,
    value $145,360)                                  143,000          143,000
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                           152,533
                                                                 ------------

MONEY MARKETS (0.2%)
AIM Treasury Money Market Fund                     1,531,335            1,531
                                                                 ------------

TOTAL MONEY MARKETS                                                     1,531
                                                                 ------------

TOTAL INVESTMENTS (COST $616,428) (a) - 100.0%                        616,428

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                             (247)
                                                                 ------------

NET ASSETS - 100.0%                                              $    616,181
                                                                 ============

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                    GOVERNMENT MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2005
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
U.S. GOVERNMENT AGENCIES (96.4%)
FEDERAL FARM CREDIT BANK (25.6%)
3.27%, 8/10/05 *                                $     10,000     $     10,000
2.13%, 8/15/05                                         5,500            5,498
3.51%, 9/1/05 *                                       16,000           16,001
3.33%, 10/20/05 *                                     11,500           11,499
2.40%, 10/27/05                                        1,250            1,247
2.63%, 12/15/05                                        2,000            1,992
3.28%, 5/8/06 *                                       15,000           15,001
                                                                 ------------
                                                                       61,238
                                                                 ------------

FEDERAL HOME LOAN BANK (70.8%)
3.07%, 8/1/05 **                                      10,000           10,000
3.18%, 8/2/05 **                                       8,000            7,999
3.20%, 8/3/05 **                                       7,000            6,999
1.70%, 8/5/05                                          2,500            2,500
3.18%, 8/5/05 **                                       7,000            6,998
3.10%, 8/8/05 **                                      11,119           11,112
3.24%, 8/12/05 **                                     14,250           14,236
1.75%, 8/15/05                                         4,440            4,438
3.25%, 8/15/05                                         3,550            3,550
3.29%, 8/17/05 **                                      6,500            6,491
3.17%, 8/24/05 **                                      9,500            9,481
2.25%, 8/30/05                                         3,850            3,849
3.23%, 8/31/05 **                                      5,000            4,987
3.31%, 9/16/05 *                                      15,000           14,999
3.22%, 10/12/05 **                                     2,500            2,484
3.50%, 10/18/05 **                                     6,500            6,451
3.50%, 10/19/05 **                                     5,000            4,962
2.38%, 11/1/05                                         4,000            3,988
2.50%, 11/15/05                                        5,000            4,983
6.50%, 11/15/05                                        2,000            2,019
2.50%, 12/15/05                                        2,000            1,993
2.49%, 12/29/05                                        1,000              995
3.19%, 2/7/06                                          2,000            1,996
2.00%, 2/13/06                                         6,525            6,465
2.38%, 2/15/06                                         3,000            2,979
3.40%, 3/1/06 *                                        5,000            5,000
5.13%, 3/6/06                                          2,460            2,482
3.47%, 6/14/06 *                                      15,000           14,999
                                                                 ------------
                                                                      169,435
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                        230,673
                                                                 ------------

                                    CONTINUED

                                                   SHARES           VALUE
                                                ------------     ------------
MONEY MARKETS (3.5%)
Goldman Sachs Financial Square
    Federal Fund                                   7,073,459     $      7,073
STIT Government Tax
    Advantage Fund                                 1,393,013            1,393
                                                                 ------------

TOTAL MONEY MARKETS                                                     8,466
                                                                 ------------

TOTAL INVESTMENTS (COST $239,139) (a) - 99.9%                         239,139

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              264
                                                                 ------------

NET ASSETS - 100.0%                                              $    239,403
                                                                 ============

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2005
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
TREASURY BILLS (16.5%)
2.87%, 8/4/05 **                                $     35,000     $     34,992
3.08%, 9/8/05 **                                      25,000           24,921
2.99%, 9/22/05 **                                     25,000           24,893
3.10%, 10/20/05 **                                    40,000           39,726
3.37%, 10/27/05 **                                    15,000           14,879
3.15%, 11/3/05 **                                     30,000           29,756
3.11%, 11/17/05 **                                    10,000            9,908
3.27%, 12/22/05 **                                    30,000           29,616
                                                                 ------------

TOTAL TREASURY BILLS                                                  208,691
                                                                 ------------

TREASURY NOTES (6.0%)
5.75%, 11/15/05                                       45,000           45,361
1.63%, 2/28/06                                        20,000           19,802
4.63%, 5/15/06                                        10,000           10,074
                                                                 ------------

TOTAL TREASURY NOTES                                                   75,237
                                                                 ------------

REPURCHASE AGREEMENTS (77.5%) (b)
ABN AMRO, 3.27%, 8/1/05                              210,000          210,000
Bank of America, 3.26%, 8/1/05                        50,000           50,000
Barclays Capital, 3.24%, 8/1/05                      175,000          175,000
Deutsche Bank, 3.27%, 8/1/05                         225,000          225,000
Nesbitt Burns, 3.25%, 8/1/05                          50,000           50,000
Societe Generale, 3.25%, 8/1/05                       50,000           50,000
State Street, 3.18%, 8/1/05                            9,269            9,269
UBS Investment Bank, 3.27%, 8/1/05                   210,000          210,000
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                           979,269
                                                                 ------------

MONEY MARKETS (0.2%)
AIM Treasury Money Market Fund                     2,944,845            2,945
                                                                 ------------

TOTAL MONEY MARKETS                                                     2,945
                                                                 ------------

TOTAL INVESTMENTS (COST $1,266,142) (a) - 100.2%                    1,266,142
                                                                 ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                         (2,681)
                                                                 ------------

NET ASSETS - 100.0%                                              $  1,263,461
                                                                 ============

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                            MICHIGAN MUNICIPAL MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2005
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
COMMERCIAL PAPER (7.3%)
MICHIGAN (7.3%)
Building Authority Revenue,
    2.55%, 8/25/05                              $     10,000     $     10,000
Modal, Series 2002 A, GO,
    2.00%, 10/4/05                                     2,000            2,000
                                                                 ------------

TOTAL COMMERCIAL PAPER                                                 12,000
                                                                 ------------

MUNICIPAL BONDS (92.8%)
MICHIGAN (89.9%)
Bay City, Series B, GO, 2.50%, 10/1/05                   330              330
Building Authority Revenue, State
    Police Communications III,
    5.00%, 10/1/05                                     1,700            1,708
Cadillac Area Public Schools, 5.38%,
    5/1/17, (Prerefunded 5/1/06 @ 100)                 1,665            1,697
Detroit City School District,
    5.50%, 5/1/06                                      1,730            1,765
Detroit Waterfront Reclamation,
    Series C, 2.49%, 5/1/09 *                          7,405            7,405
Farmington Hills Economic Development
    Corp., Marketing Displays,
    (AMT), 2.60%, 9/1/08 *                               655              655
Forest Hills Public Schools,
    3.00%, 5/1/06                                      1,225            1,228
Genesee County Economic Development
    Corp., Rawcar Group, (AMT),
    2.45%, 5/1/20 *                                    2,190            2,190
Hospital Finance Authority Revenue
    Balmoral, Inc., 1.75%, 9/1/16 * (c)                  555              555
Hospital Financial Authority Revenue,
    Crittenton Hospital, Series A,
    2.34%, 3/1/14 *                                      700              700
Hospital Financial Authority Revenue,
    Hospital Equipment Loan Program,
    2.38%, 12/1/23 *                                      60               60
Housing Development Authority, Hunt
    Club Apartments, 2.37%, 7/15/35 *                    500              500
Housing Development Authority,
    Limited Obligation Revenue, Shoal
    Creek, 2.33%, 10/1/07 *                            2,100            2,100
Housing Development Authority, Ltd.,
    2.35%, 6/1/25 *                                      150              150
Housing Development Authority, Ltd.,
    2.38%, 1/1/29 * (c)                                3,800            3,800
Housing Development Authority, Rental
    Housing Revenue, Series B,
    1.90%, 10/1/05                                     1,065            1,065
Housing Development Authority,
    Series A, 2.39%, 9/1/35 *                          6,900            6,900

                                    CONTINUED

                                            MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2005
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Jackson County Hospital Financial
    Authority, Hospital Revenue,
    W.A. Foote Memorial Hospital-B,
    2.35%, 6/1/26 *                             $      2,950     $      2,950
Leelanau County Economic
    Development Corp., American
    Community Mutual Insurance Co.,
    3.00%, 6/15/06 *                                     345              345
Mancelona Area Water, Sewer Authority,
    Water Supply Systems Revenue,
    2.40%, 4/1/21 *                                      890              890
Marquette City Hospital Finance,
    Marquette General Hospital Group,
    2.35%, 7/1/09 *                                    2,255            2,255
Marquette County Economic
    Development Corp., Pioneer Labs, Inc.,
    Series A, (AMT), 2.65%, 6/1/12 *                     800              800
Municipal Bond Authority, Clean Water
    Revolving Fund, 5.00%, 10/1/05                       200              201
Municipal Building Authority Revenue,
    Series B-1, 3.00%, 8/19/05                         1,000            1,001
Novi, GO, 4.90%, 10/1/05                                 250              251
Oakland County Economic Development
    Corp., Limited Obligation Revenue,
    Moody Family, Ltd., (AMT),
    2.50%, 9/1/12 * (c)                                2,035            2,035
Oakland County Economic Development
    Corp., North America, (AMT),
    2.50%, 7/1/18 * (c)                                1,600            1,600
South Central Power Agency, Power
    Supply System Revenue, 5.80%, 11/1/05              1,935            1,953
Southfield Economic Development,
    Lawrence Technical University Project,
    2.35%, 10/1/31 *                                   3,000            3,000
St. Clair Shores Economic Development
    Corp., Borman's, Inc., (AMT),
    3.18%, 10/15/06 *                                    350              350
State Building Authority Revenue,
    Facilities Program, Series I,
    5.00%, 10/15/05                                    1,000            1,007
State Hospital Financial Authority
    Revenue, Holland Community Hospital,
    Series B, 2.35%, 1/1/34 *                          1,400            1,400
State, Series A, GO, 3.50%, 9/30/05                    4,000            4,010
Sterling Heights Economic Development
    Corp., Sterling Shopping Center,
    2.37%, 12/1/10 *                                     670              670
Strategic Fund, Automatic Spring,
    (AMT), 2.65%, 9/1/10 *                             1,300            1,300
Strategic Fund, Banks Hardwoods, Inc.,
    (AMT), 2.49%, 7/1/12 * (c)                           882              882

                                    CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Biewer of Lansing,
    (AMT), 2.49%, 5/1/19 *                      $      1,165     $      1,165
Strategic Fund, Brazing Concepts Co.,
    (AMT), 2.50%, 9/1/18 *                             1,900            1,900
Strategic Fund, Donnelly Corp., Series A,
    (AMT), 2.40%, 3/1/10 * (c)                         4,500            4,500
Strategic Fund, Donnelly Corp., Series B,
    (AMT), 2.55%, 4/1/08 * (c)                         2,500            2,500
Strategic Fund, Emerson Schools,
    2.42%, 7/1/24 *                                    2,615            2,615
Strategic Fund, Environmental Powder
    Co., (AMT), 2.50%, 7/1/22 *                          235              235
Strategic Fund, Fitz-Land LLC, (AMT),
    2.45%, 8/1/25 *                                    2,535            2,535
Strategic Fund, Fleet Engineers Project,
    (AMT), 2.50%, 9/1/09 * (c)                           600              600
Strategic Fund, Forest City Technologies,
    (AMT), 2.45%, 9/1/15 *                             1,700            1,700
Strategic Fund, Frederick Wolfgang,
    (AMT), 2.50%, 9/1/26 *                               820              820
Strategic Fund, Glastender, Inc., (AMT),
    2.50%, 9/1/08 * (c)                                  915              915
Strategic Fund, HP Pelzer, Inc., (AMT),
    2.50%, 3/1/11 * (c)                                  800              800
Strategic Fund, Jedco, Inc., (AMT),
    2.50%, 11/1/15 *                                   2,320            2,320
Strategic Fund, John Dekker & Sons,
    (AMT), 2.50%, 1/1/18 *                               390              390
Strategic Fund, Joy Properties LLC,
    2.50%, 5/1/17 * (c)                                  580              580
Strategic Fund, Kaspari Investments
    LLC, (AMT), 2.50%, 6/1/09 *                          100              100
Strategic Fund, Kazoo, Inc., (AMT),
    2.55%, 3/15/07 *                                     180              180
Strategic Fund, Kundinger, (AMT),
    2.50%, 2/1/29 * (c)                                1,185            1,185
Strategic Fund, Limited Obligated
    Revenue, Oak Industrial Drive Project,
    (AMT), 2.50%, 11/1/33 *                            1,000            1,000
Strategic Fund, Limited Obligation
    Revenue, All American Property LLC,
    (AMT), 2.50%, 12/1/18 *                              800              800
Strategic Fund, Limited Obligation
    Revenue, American Litho Project,
    (AMT), 2.59%, 2/1/31 *                             3,125            3,125
Strategic Fund, Limited Obligation
    Revenue, Besser International Sales Co.
    Project, (AMT), 2.50%, 9/1/11 * (c)                  400              400
Strategic Fund, Limited Obligation
    Revenue, BK Real Estate Project,
    (AMT), 2.47%, 12/1/23 *                            1,990            1,990

                                    CONTINUED

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2005
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
    Revenue, Bowers Manufacturing Co.
    (AMT), 2.50%, 9/1/10 * (c)                  $        600     $        600
Strategic Fund, Limited Obligation
    Revenue, Cayman Chemical Company
    Project, (AMT), 2.45%, 6/1/28 * (c)                  930              930
Strategic Fund, Limited Obligation
    Revenue, Creative Foam Corp. (AMT),
    2.50%, 11/1/11 * (c)                               2,400            2,400
Strategic Fund, Limited Obligation
    Revenue, Delta Containers, Inc. (AMT),
    2.50%, 3/1/11 *                                    2,100            2,100
Strategic Fund, Limited Obligation
    Revenue, Eclipse Mold (AMT),
    2.50%, 12/1/12 * (c)                                 600              600
Strategic Fund, Limited Obligation
    Revenue, Flyer Fund Leasing LLC
    Project, 2.50%, 11/1/17 * (c)                      1,400            1,400
Strategic Fund, Limited Obligation
    Revenue, Gebara Management Co. LLC
    Project, 2.50%, 11/1/13 *                            300              300
Strategic Fund, Limited Obligation
    Revenue, Harbor Industries, Inc. Project,
    (AMT), 2.65%, 4/1/25 *                               300              300
Strategic Fund, Limited Obligation
    Revenue, Jet Enterprises, (AMT),
    2.59%, 3/1/11 * (c)                                  700              700
Strategic Fund, Limited Obligation
    Revenue, Lakeport Realty Project,
    2.50%, 6/1/07 * (c)                                  385              385
Strategic Fund, Limited Obligation
    Revenue, Landscape Forms, Inc. Project,
    (AMT), 2.50%, 5/1/14 * (c)                           200              200
Strategic Fund, Limited Obligation
    Revenue, Metal Technologies Project,
    (AMT), 2.45%, 7/1/19 *                             2,000            2,000
Strategic Fund, Limited Obligation
    Revenue, Midwest Kellering Co. Project,
    (AMT), 2.50%, 6/1/19 *                             1,700            1,700
Strategic Fund, Limited Obligation
    Revenue, Production Engineering Project,
    (AMT), 2.45%, 6/1/13 * (c)                         1,600            1,600
Strategic Fund, Limited Obligation
    Revenue, R. L. Adams Plastics, Inc.,
    (AMT), 2.50%, 5/1/23 * (c)                         2,160            2,160
Strategic Fund, Limited Obligation
    Revenue, RA Rink, LLC Project, (AMT),
    2.50%, 11/1/17 * (c)                               1,140            1,140
Strategic Fund, Limited Obligation
    Revenue, RL Enterprises LLC (AMT),
    2.50%, 12/1/09 * (c)                                 500              500

                                    CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
    Revenue, S.K.Y. Sakaiya Corp. Project,
    (AMT), 2.46%, 5/1/10 * (c)                  $        700     $        700
Strategic Fund, Limited Obligation
    Revenue, Whitehall Industries, Inc.
    Project, (AMT), 2.50%, 3/1/25 *                      100              100
Strategic Fund, Limited Obligation
    Revenue, Whitehall Industries, Inc.,
    (AMT), 2.50%, 11/1/20 *                              300              300
Strategic Fund, Lions Bear Lake Camp
    Project, 2.45%, 8/1/32 *                           1,110            1,110
Strategic Fund, MacArthur, (AMT),
    2.50%, 6/1/15 *                                    2,100            2,100
Strategic Fund, Maco Steel, Inc.,
    (AMT), 2.50%, 3/1/24 *                             1,640            1,640
Strategic Fund, Merrill Group, (AMT),
    2.56%, 10/1/22 * (c)                               1,140            1,140
Strategic Fund, Middleville Tool & Die
    Project, (AMT), 2.50%, 9/1/13 * (c)                2,500            2,500
Strategic Fund, Patten Monument,
    (AMT), 2.50%, 11/1/26 *                              710              710
Strategic Fund, Phipps Emmett
    Association, (AMT), 2.65%, 12/1/23 *               2,000            2,000
Strategic Fund, Proto-Techniques,
    (AMT), 2.50%, 12/1/26 * (c)                        2,535            2,535
Strategic Fund, Protomark Corp.
    Project, (AMT), 2.50%, 8/1/17 * (c)                  400              400
Strategic Fund, SFI Acquisition, Inc.,
    (AMT), 2.50%, 2/1/28 * (c)                           990              990
Strategic Fund, Stegner East Investments
    LLC Project, (AMT), 2.50%, 6/1/29 * (c)            3,090            3,090
Strategic Fund, Thompson Family
    Holdings, (AMT), 2.55%, 7/1/28 *                     910              910
Strategic Fund, Trenton Forging Co.,
    (AMT), 2.45%, 6/1/20 * (c)                         1,165            1,165
Strategic Fund, Trio Tool Co., (AMT),
    2.57%, 7/1/24 *                                    1,325            1,325
Strategic Fund, Ultra Tech Printing Co.,
    (AMT), 2.50%, 8/1/23 *                             1,190            1,190
Strategic Fund, Waltec American
    Forging, (AMT), 2.50%, 10/1/09 * (c)               1,615            1,615
Strategic Fund, Warren Screw Products,
    Inc., (AMT), 2.50%, 9/1/16 * (c)                     500              500
Strategic Fund, Wright K Technology,
    Inc., (AMT), 2.55%, 5/1/17 *                         645              645
Strategic Fund, YMCA Detroit Project,
    2.43%, 5/1/31 *                                    1,000            1,000
University of Michigan, Medical Service
    Plan, Series A-1, 2.33%, 12/1/21 *                 2,000            2,000
University of Michigan, Series A-2,
    2.33%, 12/1/24 *                                   2,690            2,690

                                    CONTINUED

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2005
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Walled Lake Consolidated School
    District, 3.00%, 5/1/06                     $        500     $        501
Warren Economic Development Corp.,
    Limited Obligation, CMX Corp., (AMT),
    2.55%, 3/15/07 *                                     525              525
Wayne Charter County Airport, (AMT),
    5.25%, 12/1/05                                     2,545            2,570
Wayne Charter County, Airport
    Revenue, Detroit Metropolitan,
    Series D, 5.25%, 12/1/05                           1,035            1,045
                                                                 ------------
                                                                      148,074
                                                                 ------------

PUERTO RICO (2.9%)
Industrial Medical & Environmental
    Pollution Control, Facilities Financing
    Authority, Abbott Laboratories,
    2.55%, 3/1/23 * (c)                                4,695            4,695
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 152,769
                                                                 ------------

MONEY MARKETS (0.4%)
AIM Tax Free Money Market Fund                        14,222               14
Dreyfus Tax Exempt Money Market Fund                 117,837              118
Goldman Sachs Financial Tax Free
    Money Market Fund                                385,357              385
Merrill Lynch Institutional Tax
    Exempt Fund                                       83,637               84
                                                                 ------------

TOTAL MONEY MARKETS                                                       601
                                                                 ------------

TOTAL INVESTMENTS (COST $165,370) (a) - 100.5%                        165,370
                                                                 ------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                           (856)
                                                                 ------------

NET ASSETS - 100.0%                                              $    164,514
                                                                 ============

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                                                     MUNICIPAL MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2005
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
COMMERCIAL PAPER (4.5%)
ARIZONA (2.2%)
Mesa, 2.45%, 11/14/05                           $      4,970     $      4,970
                                                                 ------------

MICHIGAN (2.3%)
Building Authority Revenue, 2.55%, 8/25/05             5,000            5,000
                                                                 ------------

TOTAL COMMERCIAL PAPER                                                  9,970
                                                                 ------------

MUNICIPAL BONDS (95.1%)
COLORADO (8.3%)
Arapahoe County Water and Wastewater
    Authority Revenue, Series A,
    2.36%, 12/1/33 *                                   1,500            1,500
Aurora Centretech, Metropolitan District,
    Series A, 2.30%, 12/1/28 *                         1,000            1,000
Castlewood Ranch Metropolitan District,
    2.30%, 12/1/34 *                                   1,500            1,500
Central Platte Valley Metropolitan
    District, 2.30%, 12/1/31 *                           500              500
Colorado Springs, Pikes Peak YMCA,
    2.35%, 11/1/22 *                                     800              800
Colorado Springs, Revenue, National
    Strength and Condition, 2.45%, 11/1/22 *             665              665
Commerce City, 2.30%, 12/1/31 *                        2,290            2,290
Dove Valley Metropolitan District,
    Arapahoe County, 1.95%, 5/1/20 *                   2,790            2,790
Durango, Revenue, Health and Human
    Services, 2.45%, 12/15/14 *                          725              725
Educational and Cultural Facility Authority
    Revenue, Community Wireless
    Park City, 2.38%, 12/1/23 *                          765              765
Holland Creek, 2.41%, 6/1/41 *                           740              740
Parker, Automotive Metropolitan
    District, 2.85%, 12/1/34 *                         2,000            2,000
Pinery West Metropolitan District
    No. 2, 1.95%, 11/1/32 *                            3,200            3,200
                                                                 ------------
                                                                       18,475
                                                                 ------------

GEORGIA (1.4%)
Dekalb County, Development Authority
    Revenue, Oglethorpe University,
    2.35%, 10/1/29 *                                   1,000            1,000
Fulton County, Development Authority
    Revenue, Holy Innocents Episcopal,
    2.35%, 8/1/24 *                                    2,100            2,100
                                                                 ------------
                                                                        3,100
                                                                 ------------

IDAHO (1.2%)
Power County, Pollution Control
    Revenue, FMC Corp. Project,
    2.33%, 12/1/10 *                                   2,680            2,680
                                                                 ------------

ILLINOIS (16.6%)
Development Finance Authority,
    2.32%, 4/1/32 *                                    2,000            2,000

                                    CONTINUED

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2005
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
Development Finance Authority
    Revenue, McCormick Theological,
    Series B, 2.32%, 6/1/35 *                   $      2,000     $      2,000
Development Finance Authority
    Revenue, St. Anne Place Project,
    2.48%, 6/1/22 *                                    2,970            2,970
Development Finance Authority, WTVP
    Channel 47, Series A, Lake County
    Family YMCA, 2.39%, 9/1/22 *                       3,650            3,650
Development Financial Authority
    Pollution Control Revenue, Diamond
    Star Motors Project, 2.34%, 12/1/08 * (c)          2,500            2,500
Development Financial Authority
    Revenue, World Communications, Inc.,
    2.35%, 8/1/15 *                                      875              875
Educational Facilities Authority, Field
    Museum of Natural History,
    2.35%, 11/1/25 * (c)                               4,900            4,900
Educational Facilities Authority, Lake
    County Family YMCA, 2.35%, 11/1/30 *               1,450            1,450
Galesburg, Knox College, 2.34%, 7/1/24 *               2,400            2,400
Health Facilities Authority, 2.34%, 1/1/16 * (c)       2,000            2,000
Lake Villa, Allendale Association,
    2.40%, 10/1/26 *                                   4,835            4,835
Macon County, Millikin University,
    2.36%, 10/1/31 *                                   1,300            1,300
Peoria, Peoria Academy, 2.45%, 9/1/26 *                4,400            4,400
Rock Island County Public Building
    Commission, Justice Center,
    4.35%, 12/1/05                                       205              206
Springfield Community Improvement,
    2.32%, 12/1/25 *                                   1,000            1,000
Springfield Electric Revenue,
    6.00%, 3/1/06                                        400              408
                                                                 ------------
                                                                       36,894
                                                                 ------------

INDIANA (11.7%)
Bluffton-Harrison High School Building
    Corp., 3.00%, 8/1/05                                 240              240
Crawfordsville, Economic Development,
    Autumn Woods Apartments, Series A,
    2.36%, 1/1/30 *                                    3,381            3,381
Dekko Foundation Educational Facilities
    Revenue, Series I, 2.55%, 4/1/21 * (c)               650              650
Development Financial Authority
    Revenue, Industrial Development
    Revenue, Indiana University Foundation
    Project, 2.40%, 8/1/18 * (c)                       1,800            1,800
Development Financial Authority,
    Mental Health, 2.45%, 12/1/22 * (c)                3,600            3,600
Development Financial Authority,
    Regional Council of Carpenters,
    2.45%, 9/1/31 *                                    1,420            1,420

                                    CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Economic Development Revenue,
    Morningside College, 2.36%, 8/1/22 * (c)    $      4,785     $      4,785
Educational Facility Authority Revenue,
    2.34%, 12/1/08 *                                   1,500            1,500
Greenfield, Economic Development,
    2.61%, 9/1/05 * (c)                                   50               50
Hamilton Southeastern Consolidated
    School Building Corp., 3.00%, 1/10/06                290              291
Healthcare Facilities Revenue, Southern
    Indiana Rehabilitation Hospital,
    2.45%, 4/1/20 *                                    1,650            1,650
Indianapolis, State Development Finance
    Authority, Lutheran Educational
    Facilities Project, 2.44%, 10/1/17 * (c)           2,555            2,555
Mount Vernon of Hancock County
    Multi-School Building Corp.,
    4.00%, 1/15/06                                       320              322
Plymouth Multi-School Building Corp.,
    3.00%, 1/10/06                                       750              751
Saint Joseph County, Economic
    Development Revenue, 2.45%, 6/1/22 *               2,500            2,500
West Clark School Building Corp.,
    3.00%, 1/15/06                                       495              496
                                                                 ------------
                                                                       25,991
                                                                 ------------

IOWA (2.5%)
Financial Authority, Diocese of Sioux
    City, 2.35%, 3/1/19 *                              1,640            1,640
Hills, Healthcare Revenue, Mercy
    Hospital Project, 2.30%, 8/1/32 *                  4,000            4,000
                                                                 ------------
                                                                        5,640
                                                                 ------------

MARYLAND (0.4%)
Baltimore County Economic
    Development Revenue, Garrison Forest
    School Project, 2.33%, 6/1/26 *                      850              850
                                                                 ------------

MICHIGAN (14.2%)
Detroit Sewage Disposal Revenue,
    2.30%, 7/1/33 *                                    8,000            8,000
Hospital Financial Authority Revenue,
    Crittenton Hospital, Series A,
    2.34%, 3/1/14 *                                    7,025            7,025
Hospital Financial Authority Revenue,
    Crittenton Hospital, Series A,
    2.34%, 3/1/30 *                                    2,500            2,500
Jackson Public Schools, 3.00%, 8/23/05                 1,000            1,001
Mancelona Area Water, Sewer Authority,
    Water Supply Systems Revenue,
    2.40%, 4/1/21 *                                      100              100
Strategic Fund, Limited Obligation
    Revenue, Detroit Symphony Project,
    Series B, 2.33%, 6/1/31 *                          1,000            1,000

                                    CONTINUED

                                                     MUNICIPAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2005
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
    Revenue, Henry Ford Museum Village
    Project, 2.32%, 12/1/33 *                   $        100     $        100
Strategic Fund, Limited Obligation
    Revenue, Lansing Saint Vincent Home
    Project, 2.34%, 8/1/28 *                           6,645            6,645
University of Michigan Hospital
    Revenue, Series A, 2.33%, 12/1/19 *                2,930            2,930
University of Michigan, Medical Service
    Plan, Series A-1, 2.33%, 12/1/21 *                 1,000            1,000
University of Michigan, Series A-2,
    2.33%, 12/1/24 *                                   1,200            1,200
                                                                 ------------
                                                                       31,501
                                                                 ------------

MINNESOTA (3.1%)
Lauderdale, Children's Home Society,
    2.40%, 12/1/30 *                                     625              625
Minneapolis, Minnehaha Academy
    Project, 2.40%, 5/1/26 *                           3,600            3,600
Roseville Health Care Facilities
    Revenue, Presbyterian Homes Project,
    2.35%, 10/1/29 *                                   2,730            2,730
                                                                 ------------
                                                                        6,955
                                                                 ------------

MISSOURI (2.9%)
State Health & Educational Facilities
    Authority, Drury University,
    2.35%, 8/15/28 *                                   1,775            1,775
State Health & Educational Facilities
    Authority, Missouri Valley College,
    2.35%, 10/1/31 *                                   1,700            1,700
State Public Utilities Revenue,
    2.75%, 10/1/05                                     3,000            3,005
                                                                 ------------
                                                                        6,480
                                                                 ------------

NORTH CAROLINA (0.5%)
Lee County Industrial Facilities &
    Pollution Control Funding Authority
    Revenue, Trion, Inc. Project,
    2.44%, 11/1/11 * (c)                               1,000            1,000
                                                                 ------------

OHIO (8.6%)
Butler County, Healthcare Facilities,
    2.35%, 5/1/27 *                                    1,000            1,000
Columbiana County, Revenue, East
    Liverpool, 2.40%, 10/1/23 *                        4,985            4,985
Coshocton County, Hospital Revenue,
    2.45%, 3/1/14 * (c)                                  200              200
Higher Education, Capital Facilities
    Revenue, Series II-A, 5.25%, 12/1/05               2,000            2,020
Independence, Economic Development
    Revenue, 2.40%, 12/1/16 *                          2,770            2,770
Montgomery County, Economic
    Development, Benjamin & Marian Arts
    Center, Series A, 2.40%, 4/1/11 *                  2,000            2,000

                                    CONTINUED

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Montgomery County, Economic
    Development, The Dayton Art Institute,
    2.40%, 5/1/26 *                             $      1,400     $      1,400
Montgomery County, Health Care
    Facilities, Community Blood Center,
    2.45%, 12/1/20 *                                   1,685            1,685
State Higher Education Facilities
    Revenue, Ashland University Project,
    2.38%, 9/1/24 *                                    2,000            2,000
Summit County, Industrial Development
    Revenue, SSP Fittings Corporate
    Project, 2.45%, 9/1/11 *                             955              955
                                                                 ------------
                                                                       19,015
                                                                 ------------

PENNSYLVANIA (11.4%)
Allegheny County, Industrial Development
    Authority Revenue, Sacred Heart
    High School, 2.39%, 6/1/22 *                       1,200            1,200
Allegheny County, Industrial Development
    Authority Revenue, Sewickley Academy,
    Series A, 2.42%, 11/1/22 *                         1,100            1,100
Chester County, Industrial Development
    Authority Revenue, Archdiocese of
    Philadelphia, 2.27%, 7/1/31 *                     16,330           16,330
Donegal School District, 3.00%, 10/1/05                  175              175
North Wales Water Authority,
    2.75%, 10/1/05                                     2,000            2,003
Philadelphia Authority for Industrial
    Development Revenues, Newcourtland
    Elderly Services Project, 2.27%, 3/1/27 *          3,000            3,000
Schuylkill County, Industrial Development
    Authority, Northeastern Power Co.,
    2.38%, 12/1/22 *                                   1,500            1,500
                                                                 ------------
                                                                       25,308
                                                                 ------------

TENNESSEE (2.5%)
Clarksville Public Building Authority
    Revenue, Pooled Funding, Municipal
    Bond Fund, 2.34%, 7/1/31 *                         1,405            1,405
Clarksville, Public Building Authority
    Revenue, Pooled Funding, Municipal
    Bond Fund, 2.34%, 7/1/34 *                         4,135            4,135
                                                                 ------------
                                                                        5,540
                                                                 ------------

TEXAS (1.9%)
State Tax & Revenue, 3.00%, 8/31/05                    4,000            4,005
Tyler Water & Sewer Systems,
    Revenue, 3.00%, 9/1/05                               205              205
                                                                 ------------
                                                                        4,210
                                                                 ------------

UTAH (3.0%)
Salt Lake County Training Facilities
    Revenue, Community Foundation
    Disabled Project, 2.45%, 8/1/30 *                  1,540            1,540
Weber County Industrial Revenue, Enable
    Industries, Inc., 2.45%, 12/1/15 *                 1,095            1,095

                                    CONTINUED

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2005
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT           VALUE
                                                ------------     ------------
MUNICIPAL BONDS, CONTINUED
UTAH, CONTINUED
West Valley City Industrial Development
    Revenue, Johnson Matthey, Inc.
    Project, 2.34%, 12/1/11 * (c)               $      4,000     $      4,000
                                                                 ------------
                                                                        6,635
                                                                 ------------

VIRGINIA (0.7%)
Suffolk Redevelopment & Housing
    Authority, Multi-Family Housing
    Revenue, North Beach Apartments,
    2.45%, 9/1/19 * (c)                                1,500            1,500
                                                                 ------------

WASHINGTON (4.2%)
Bremerton Revenue, 2.39%, 12/1/28 *                    3,100            3,100
Ferndale Water & Sewer Revenue,
    3.00%, 11/1/05                                       120              120
Health Care Facilities Authority
    Revenue, Inland Northwest Blood,
    2.39%, 8/1/26 *                                    4,140            4,140
Port Olympia, 3.00%, 12/1/05                             355              355
Richland Gold Enterprises Revenue,
    2.34%, 12/1/21 * (c)                               1,400            1,400
Snohomish County School District
    No. 332, Granite Falls, 3.50%, 12/1/05               300              301
                                                                 ------------
                                                                        9,416
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 211,190
                                                                 ------------

                                    CONTINUED

                                                   SHARES           VALUE
                                                ------------     ------------
MONEY MARKETS (0.4%)
AIM Tax Free Money Market Fund                         2,458     $          2
Dreyfus Tax Exempt Money Market Fund                 424,432              424
Goldman Sachs Financial Tax Free
    Money Market Fund                                557,163              557
                                                                 ------------

TOTAL MONEY MARKETS                                                       983
                                                                 ------------

TOTAL INVESTMENTS (COST $222,143) (a) - 100.0%                        222,143

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                              (51)
                                                                 ------------

NET ASSETS - 100.0%                                              $    222,092
                                                                 ============

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

* Variable rate security. Rate presented represents the rate in effect at July 31, 2005. Maturity date reflects the actual maturity date.

**    Effective yield at purchase.

(a)   Also represents cost for federal income tax purposes.

(b) Proceeds at maturity range from $9,271 to $225,061. Collateralized by various U.S. Treasury securities, 3.18%-3.27%, 8/1/05, value $998,862.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT - Alternative Minimum Tax Paper

GO - General Obligation

LOC - Letter of Credit

LLC - Limited Liability Company

                 SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2005
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                       PRIME       INSTITUTIONAL    INSTITUTIONAL
                                                                   MONEY MARKET    MONEY MARKET    GOVERNMENT MONEY
ASSETS:                                                                FUND            FUND           MARKET FUND
                                                                    -----------    ------------    ---------------
Investments, at amortized cost                                      $ 1,240,626    $  1,000,594    $       463,895
Repurchase agreements, at cost                                          156,261         151,364            152,533
                                                                    -----------    ------------    ---------------
    Total Investments, at value                                       1,396,887       1,151,958            616,428
Cash                                                                         --               1                 --^
Interest receivable                                                       5,699           5,671              1,454
Receivable for investments sold                                          41,995              --                 --
Receivable from Advisor and affiliates                                       10              14                 11
Prepaid expenses and other assets                                            39              11                 17
                                                                    -----------    ------------    ---------------
    Total Assets                                                      1,444,630       1,157,655            617,910
                                                                    -----------    ------------    ---------------
LIABILITIES:
Payable to Custodian                                                         --              --                 --
Distributions payable                                                     3,288           3,053              1,567
Payable for investments purchased                                        14,634           5,006                 --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                       521             133                 75
    Distribution and administrative services fees                            98              10                 54
    Other                                                                   107              44                 33
                                                                    -----------    ------------    ---------------
    Total Liabilities                                                    18,648           8,246              1,729
                                                                    -----------    ------------    ---------------

NET ASSETS:
Paid-in Capital                                                     $ 1,425,996    $  1,149,381    $       616,174
Accumulated net investment income                                            85              29                  7
Accumulated net realized loss from investment transactions                  (99)             (1)                --^
                                                                    -----------    ------------    ---------------
    Net Assets                                                      $ 1,425,982    $  1,149,409    $       616,181
                                                                    ===========    ============    ===============

Net Assets:
    Institutional Shares                                            $   958,735    $  1,077,260    $       264,707
    Class A Shares                                                      464,391              NA                 NA
    Class B Shares                                                        1,340              NA                 NA
    Class C Shares                                                        1,474              NA                 NA
    Advisor Shares                                                           42              NA                 NA
    Select Shares                                                            NA          23,924              2,176
    Preferred Shares                                                         NA          23,178            228,555
    Trust Shares                                                             NA          25,047            120,743
                                                                    -----------    ------------    ---------------
    Total                                                           $ 1,425,982    $  1,149,409    $       616,181
                                                                    ===========    ============    ===============

Shares of Beneficial Interest Outstanding (Unlimited number
 of shares authorized, no par value):
    Institutional Shares                                                958,784       1,077,234            264,704
    Class A Shares                                                      464,396              NA                 NA
    Class B Shares                                                        1,341              NA                 NA
    Class C Shares                                                        1,475              NA                 NA
    Advisor Shares                                                           42              NA                 NA
    Select Shares                                                            NA          23,924              2,176
    Preferred Shares                                                         NA          23,177            228,554
    Trust Shares                                                             NA          25,047            120,742
                                                                    -----------    ------------    ---------------
    Total                                                             1,426,038       1,149,382            616,176
                                                                    ===========    ============    ===============

Net Asset Value
Offering and redemption price per share -- Institutional Shares,
 Class A Shares, Class B Shares, Class C Shares, Advisor Shares,
 Select Shares, Preferred Shares and Trust Shares (a)               $      1.00    $       1.00    $          1.00
                                                                    ===========    ============    ===============




                                                               FIFTH THIRD FUNDS
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                                   JULY 31, 2005
                                 (AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                                                     MICHIGAN
                                                                     GOVERNMENT    U.S. TREASURY    MUNICIPAL      MUNICIPAL
                                                                    MONEY MARKET   MONEY MARKET    MONEY MARKET   MONEY MARKET
ASSETS:                                                                 FUND           FUND            FUND           FUND
                                                                    ------------   ------------    ------------    -----------
Investments, at amortized cost                                      $   239,139    $    286,873    $    165,370    $   222,143
Repurchase agreements, at cost                                               --         979,269              --             --
                                                                    -----------    ------------    ------------    -----------
    Total Investments, at value                                         239,139       1,266,142         165,370        222,143
Cash                                                                         --              --^             --             --
Interest receivable                                                         891           1,056             716            652
Receivable for investments sold                                              --              --              --             --
Receivable from Advisor and affiliates                                       --              12               2              5
Prepaid expenses and other assets                                            20              23               6             26
                                                                    -----------    ------------    ------------    -----------
    Total Assets                                                        240,050       1,267,233         166,094        222,826
                                                                    -----------    ------------    ------------    -----------

LIABILITIES:
Payable to Custodian                                                         --              --              --             62
Distributions payable                                                       515           3,340             266            312
Payable for investments purchased                                            --              --           1,228            301
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                        90             150              66             52
    Distribution and administrative services fees                            17             138              --^             7
    Other                                                                    25             144              20             --^
                                                                    -----------    ------------    ------------    -----------
    Total Liabilities                                                       647           3,772           1,580            734
                                                                    -----------    ------------    ------------    -----------

NET ASSETS:
Paid-in Capital                                                     $   239,377    $  1,263,606    $    164,524    $   222,097
Accumulated net investment income                                            28              --^            (10)            --^
Accumulated net realized loss from investment transactions                   (2)           (145)             --             (5)
                                                                    -----------    ------------    ------------    -----------
    Net Assets                                                      $   239,403    $  1,263,461    $    164,514    $   222,092
                                                                    ===========    ============    ============    ===========

Net Assets:
    Institutional Shares                                            $   144,028    $    295,584    $    164,404    $   187,829
    Class A Shares                                                       95,375              NA             110         25,516
    Class B Shares                                                           NA              NA              NA             NA
    Class C Shares                                                           NA              NA              NA             NA
    Advisor Shares                                                           NA              NA              NA             NA
    Select Shares                                                            NA          83,171              NA             86
    Preferred Shares                                                         NA         766,688              NA             36
    Trust Shares                                                             NA         118,018              NA          8,625
                                                                    -----------    ------------    ------------    -----------
    Total                                                           $   239,403    $  1,263,461    $    164,514    $   222,092
                                                                    ===========    ============    ============    ===========

Shares of Beneficial Interest Outstanding (Unlimited number
 of shares authorized, no par value):
    Institutional Shares                                                144,071         295,516         164,363        187,826
    Class A Shares                                                       95,429              NA             110         25,528
    Class B Shares                                                           NA              NA              NA             NA
    Class C Shares                                                           NA              NA              NA             NA
    Advisor Shares                                                           NA              NA              NA             NA
    Select Shares                                                            NA          83,169              NA             86
    Preferred Shares                                                         NA         766,664              NA             36
    Trust Shares                                                             NA         118,015              NA          8,625
                                                                    -----------    ------------    ------------    -----------
    Total                                                               239,500       1,263,364         164,473        222,101
                                                                    ===========    ============    ============    ===========

Net Asset Value
Offering and redemption price per share -- Institutional Shares,
 Class A Shares, Class B Shares, Class C Shares, Advisor Shares,
 Select Shares, Preferred Shares and Trust Shares (a)               $      1.00    $       1.00    $       1.00    $      1.00
                                                                    ===========    ============    ============    ===========


------------------
(a) Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.

^     Amount is less than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                  22-23 Spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2005
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                                   INSTITUTIONAL
                                                                        PRIME      INSTITUTIONAL     GOVERNMENT
                                                                    MONEY MARKET   MONEY MARKET        MONEY
                                                                        FUND           FUND         MARKET FUND
                                                                    ------------   ------------    -------------
INVESTMENT INCOME:
Interest income                                                     $     35,445   $     28,608    $      14,159
Dividend income                                                              305            272              104
                                                                    ------------   ------------    -------------
    Total Investment Income                                               35,750         28,880           14,263
                                                                    ------------   ------------    -------------

EXPENSES:
Investment advisory fees                                                   5,915          4,707            2,415
Administrative fees                                                        2,602          2,061            1,058
Distribution services fees--Class A Shares                                 1,022             NA               NA
Distribution services fees--Class B Shares                                    38             NA               NA
Distribution services fees--Class C Shares                                    14             NA               NA
Distribution services fees--Advisor Shares                                    --^            NA               NA
Administrative services fees--Class C Shares                                   5             NA               NA
Administrative services fees--Select Shares                                   NA             14                4
Administrative services fees--Preferred Shares                                NA             55              393
Administrative services fees--Trust Shares                                    NA             52              291
Accounting fees                                                              278            233              151
Transfer and dividend disbursing agent fees                                  331            256              144
Custody fees                                                                  62             52               37
Trustees' fees and expenses                                                   41             31               16
Other expenses                                                               415            261              176
                                                                    ------------   ------------    -------------
    Total expenses                                                        10,723          7,722            4,685
                                                                    ------------   ------------    -------------
    Less:Waiver and/or reimbursement from Advisor
           and/or affiliates                                              (1,647)        (5,083)          (2,699)
         Transfer and dividend disbursing agent fees waived                  (13)           (10)              (9)
         Distribution services--Class A Shares, Class B Shares,
           Class C Shares and Advisor Shares waived                           (2)            --               --
----------                                                          ------------   ------------    -------------
    Net Expenses                                                           9,061          2,629            1,977
                                                                    ------------   ------------    -------------

    Net Investment Income                                                 26,689         26,251           12,286
                                                                    ------------   ------------    -------------

Net realized gains/(losses) from investment transactions                     (99)            (1)              --^
                                                                    ------------   ------------    -------------
Change in net assets resulting from operations                      $     26,590   $     26,250    $      12,286
                                                                    ============   ============    =============




                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED JULY 31, 2005
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                                     MICHIGAN
                                                                     GOVERNMENT    U.S. TREASURY    MUNICIPAL       MUNICIPAL
                                                                    MONEY MARKET   MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                        FUND           FUND            FUND           FUND
                                                                    ------------   ------------    ------------    ------------
INVESTMENT INCOME:
Interest income                                                     $      6,112   $     32,223    $      3,578    $     3,568
Dividend income                                                              203            155              79             47
                                                                    ------------   ------------    ------------    -----------
    Total Investment Income                                                6,315         32,378           3,657          3,615
                                                                    ------------   ------------    ------------    -----------

EXPENSES:
Investment advisory fees                                                   1,102          5,828             747            933
Administrative fees                                                          483          2,557             327            335
Distribution services fees--Class A Shares                                   261             NA              --^            62
Distribution services fees--Class B Shares                                    NA             NA              NA             NA
Distribution services fees--Class C Shares                                    NA             NA              NA             NA
Distribution services fees--Advisor Shares                                    NA             NA              NA             NA
Administrative services fees--Class C Shares                                  NA             NA              NA             NA
Administrative services fees--Select Shares                                   NA             69              NA             --^
Administrative services fees--Preferred Shares                                NA          1,306              NA             --^
Administrative services fees--Trust Shares                                    NA            347              NA              9
Accounting fees                                                               69            264              55             77
Transfer and dividend disbursing agent fees                                   75            319              47             59
Custody fees                                                                  24            105              23             21
Trustees' fees and expenses                                                    8             44               5              5
Other expenses                                                                99            413              56             72
                                                                    ------------   ------------    ------------    -----------
    Total expenses                                                         2,121         11,252           1,260          1,573
                                                                    ------------   ------------    ------------    -----------
    Less:Waiver and/or reimbursement from Advisor
           and/or affiliates                                                (248)        (6,405)           (250)          (792)
         Transfer and dividend disbursing agent fees waived                   (2)           (11)             (1)            (1)
         Distribution services--Class A Shares, Class B Shares,
           Class C Shares and Advisor Shares waived                          (52)            --              --^            --
---------                                                           ------------   ------------    ------------    -----------
    Net Expenses                                                           1,819          4,836           1,009            780
                                                                    ------------   ------------    ------------    -----------

    Net Investment Income                                                  4,496         27,542           2,648          2,835
                                                                    ------------   ------------    ------------    -----------

Net realized gains/(losses) from investment transactions                      --^            13              --^            --
                                                                    ------------   ------------    ------------    -----------
Change in net assets resulting from operations                      $      4,496   $     27,555    $      2,648    $     2,835
                                                                    ============   ============    ============    ===========


------------------
^     Amount is less than five hundred dollars

                        SEE NOTES TO FINANCIAL STATEMENTS

                                  24-25 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                            PRIME                   INSTITUTIONAL        INSTITUTIONAL GOVERNMENT
                                                        MONEY MARKET                MONEY MARKET               MONEY MARKET
                                                            FUND                        FUND                       FUND
                                                  -------------------------   -------------------------   -----------------------

                                                     YEAR          YEAR          YEAR          YEAR          YEAR         YEAR
                                                     ENDED         ENDED         ENDED         ENDED        ENDED        ENDED
                                                   JULY 31,      JULY 31,      JULY 31,      JULY 31,      JULY 31,     JULY 31,
                                                     2005          2004          2005        2004 (a)        2005       2004 (a)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                           $    26,689   $    10,139   $    26,251   $     8,935   $   12,286   $    4,419
  Net realized gains (losses) from
   investment transactions                                (99)           30            (1)           14           --^           1
                                                  -----------   -----------   -----------   -----------   ----------   ----------
Change in net assets resulting from operations         26,590        10,169        26,250         8,949       12,286        4,420
                                                  -----------   -----------   -----------   -----------   ----------   ----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Shares                                (19,802)       (8,538)      (24,724)       (8,709)      (4,760)      (2,186)
  Class A Shares                                       (6,827)       (1,594)           NA            NA           NA           NA
  Class B Shares                                          (43)           (4)           NA            NA           NA           NA
  Class C Shares                                          (16)           (3)           NA            NA           NA           NA
  Advisor Shares                                           (1)           --^           NA            NA           NA           NA
  Select Shares                                            NA            NA          (380)          (60)         (94)         (40)
  Preferred Shares                                         NA            NA          (726)          (97)      (5,145)      (1,740)
  Trust Shares                                             NA            NA          (421)          (69)      (2,287)        (453)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Change in net assets from
   shareholder distributions                          (26,689)      (10,139)      (26,251)       (8,935)     (12,286)      (4,419)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Change in net assets from
   fund share transactions                            (30,495)     (548,372)       41,738       341,635       40,484      (41,303)
                                                  -----------   -----------   -----------   -----------   ----------   ----------
  Change in net assets                                (30,594)     (548,342)       41,737       341,649       40,484      (41,302)
NET ASSETS:
Beginning of period                                 1,456,576     2,004,918     1,107,672       766,023      575,697      616,999
                                                  -----------   -----------   -----------   -----------   ----------   ----------
End of period                                     $ 1,425,982   $ 1,456,576   $ 1,149,409   $ 1,107,672   $  616,181   $  575,697
                                                  ===========   ===========   ===========   ===========   ==========   ==========

Accumulated Net Investment Income/(Loss)          $        85   $        85   $        29   $        29   $        7   $        7
                                                  ===========   ===========   ===========   ===========   ==========   ==========



                                                               FIFTH THIRD FUNDS
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                         GOVERNMENT                  U.S. TREASURY
                                                        MONEY MARKET                  MONEY MARKET
                                                            FUND                          FUND
                                                  -------------------------   -------------------------

                                                     YEAR          YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED
                                                   JULY 31,      JULY 31,      JULY 31,      JULY 31,
                                                     2005          2004          2005        2004 (a)
                                                  -----------   -----------   -----------   -----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                           $     4,496   $     1,524   $    27,542   $    12,149
  Net realized gains (losses) from
   investment transactions                                 --^           89            13            27
                                                  -----------   -----------   -----------   -----------
Change in net assets resulting from operations          4,496         1,613        27,555        12,176
                                                  -----------   -----------   -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Shares                                 (2,887)       (1,109)       (7,279)       (5,196)
  Class A Shares                                       (1,581)         (370)           NA            NA
  Class B Shares                                           NA            NA            NA            NA
  Class C Shares                                           NA            NA            NA            NA
  Advisor Shares                                           NA            NA            NA            NA
  Select Shares                                            NA            NA        (1,723)         (476)
  Preferred Shares                                         NA            NA       (16,072)       (5,778)
  Trust Shares                                             NA            NA        (2,468)         (699)
                                                  -----------   -----------   -----------   -----------
  Change in net assets from
   shareholder distributions                           (4,468)       (1,479)      (27,542)      (12,149)
                                                  -----------   -----------   -----------   -----------
  Change in net assets from
   fund share transactions                            (44,643)     (168,613)     (497,345)      115,861
                                                  -----------   -----------   -----------   -----------
  Change in net assets                                (44,615)     (168,479)     (497,332)      115,888
NET ASSETS:
Beginning of period                                   284,018       452,497     1,760,793     1,644,905
                                                  -----------   -----------   -----------   -----------
End of period                                     $   239,403   $   284,018   $ 1,263,461   $ 1,760,793
                                                  ===========   ===========   ===========   ===========

Accumulated Net Investment Income/(Loss)          $        28   $        --   $        --   $        --
                                                  ===========   ===========   ===========   ===========

                                                     MICHIGAN MUNICIPAL               MUNICIPAL
                                                        MONEY MARKET                MONEY MARKET
                                                            FUND                        FUND
                                                  -------------------------   -------------------------

                                                     YEAR          YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED
                                                   JULY 31,      JULY 31,      JULY 31,      JULY 31,
                                                     2005          2004          2005        2004 (a)
                                                  -----------   -----------   -----------   -----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income                           $     2,648   $     1,271   $     2,835   $     1,382
  Net realized gains (losses) from
   investment transactions                                 --^           --            --            12
                                                  -----------   -----------   -----------   -----------
Change in net assets resulting from operations          2,648         1,271         2,835         1,394
                                                  -----------   -----------   -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Institutional Shares                                 (2,647)       (1,271)       (2,449)       (1,226)
  Class A Shares                                           (1)           --^         (318)         (142)
  Class B Shares                                           NA            NA            NA            NA
  Class C Shares                                           NA            NA            NA            NA
  Advisor Shares                                           NA            NA            NA            NA
  Select Shares                                            NA            NA            (4)           (5)
  Preferred Shares                                         NA            NA            (2)           (1)
  Trust Shares                                             NA            NA           (62)          (10)
                                                  -----------   -----------   -----------   -----------
  Change in net assets from
   shareholder distributions                           (2,648)       (1,271)       (2,835)       (1,384)
                                                  -----------   -----------   -----------   -----------
  Change in net assets from
   fund share transactions                            (32,729)      (50,581)       66,456       (96,892)
                                                  -----------   -----------   -----------   -----------
  Change in net assets                                (32,729)      (50,581)       66,456       (96,882)
NET ASSETS:
Beginning of period                                   197,243       247,824       155,636       252,518
                                                  -----------   -----------   -----------   -----------
End of period                                     $   164,514   $   197,243   $   222,092   $   155,636
                                                  ===========   ===========   ===========   ===========

Accumulated Net Investment Income/(Loss)          $       (10)  $       (10)  $        --   $        --
                                                  ===========   ===========   ===========   ===========


------------------
(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select Shares, Preferred Shares and Trust Shares.

^     Amount is less than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                  26-27 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                         PRIME                     INSTITUTIONAL            INSTITUTIONAL GOVERNMENT
                                   MONEY MARKET FUND                MONEY MARKET                  MONEY MARKET
                                          FUND                          FUND                          FUND
                               --------------------------    --------------------------    --------------------------

                                  YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                  ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                  2005           2004           2005         2004 (a)         2005         2004 (a)
                               -----------    -----------    -----------    -----------    -----------    -----------
SHARE TRANSACTIONS:*
Institutional Shares
  Shares issued                  2,228,288      2,769,748      4,778,153      3,760,386      1,880,786      1,244,240
  Dividends reinvested               2,262            786         11,952          3,555            564            378
  Shares redeemed               (2,336,368)    (3,271,523)    (4,762,451)    (3,480,370)    (1,840,494)    (1,637,764)
                               -----------    -----------    -----------    -----------    -----------    -----------
  Total Institutional Shares      (105,818)      (500,989)        27,654        283,571         40,856       (393,146)
                               -----------    -----------    -----------    -----------    -----------    -----------

Class A Shares
  Shares issued                    413,667        304,072             NA             NA             NA             NA
  Dividends reinvested               6,049          1,542             NA             NA             NA             NA
  Shares redeemed                 (342,721)      (354,892)            NA             NA             NA             NA
                               -----------    -----------    -----------    -----------    -----------    -----------
  Total Class A Shares              76,995        (49,278)            NA             NA             NA             NA
                               -----------    -----------    -----------    -----------    -----------    -----------

Class B Shares
  Shares issued                     32,582          1,096             NA             NA             NA             NA
  Dividends reinvested                   9              4             NA             NA             NA             NA
  Shares redeemed                  (32,901)        (1,875)            NA             NA             NA             NA
                               -----------    -----------    -----------    -----------    -----------    -----------
  Total Class B Shares                (310)          (775)            NA             NA             NA             NA
                               -----------    -----------    -----------    -----------    -----------    -----------

Class C Shares
  Shares issued                        398          5,367             NA             NA             NA             NA
  Dividends reinvested                  14              2             NA             NA             NA             NA
  Shares redeemed                   (1,780)        (2,680)            NA             NA             NA             NA
                               -----------    -----------    -----------    -----------    -----------    -----------
  Total Class C Shares              (1,368)         2,689             NA             NA             NA             NA
                               -----------    -----------    -----------    -----------    -----------    -----------

Advisor Shares
  Shares issued                        210             62             NA             NA             NA             NA
  Dividends reinvested                  --^            --^            NA             NA             NA             NA
  Shares redeemed                     (204)           (88)            NA             NA             NA             NA
                               -----------    -----------    -----------    -----------    -----------    -----------
  Total Advisor Shares                   6            (26)            NA             NA             NA             NA
                               -----------    -----------    -----------    -----------    -----------    -----------

Select Shares
  Shares issued                         NA             NA         66,974         46,190         70,606         68,664
  Dividends reinvested                  NA             NA            261             41              9             --^
  Shares redeemed                       NA             NA        (56,578)       (32,964)       (73,641)       (63,462)
                               -----------    -----------    -----------    -----------    -----------    -----------
  Total Select Shares                   NA             NA         10,657         13,267         (3,026)         5,202
                               -----------    -----------    -----------    -----------    -----------    -----------

Preferred Shares
  Shares issued                         NA             NA        267,927        109,370      1,094,119      1,186,580
  Dividends reinvested                  NA             NA            538             66          1,965            590
  Shares redeemed                       NA             NA       (272,494)       (82,230)    (1,143,902)      (910,798)
                               -----------    -----------    -----------    -----------    -----------    -----------
  Total Preferred Shares                NA             NA         (4,029)        27,206        (47,818)       276,372
                               -----------    -----------    -----------    -----------    -----------    -----------

Trust Shares
  Shares issued                         NA             NA        119,393         90,278        288,065        861,501
  Dividends reinvested                  NA             NA            343             54            322             32
  Shares redeemed                       NA             NA       (112,280)       (72,741)      (237,914)      (791,264)
                               -----------    -----------    -----------    -----------    -----------    -----------
  Total Trust Shares                    NA             NA          7,456         17,591         50,473         70,269
                               -----------    -----------    -----------    -----------    -----------    -----------


                                                               FIFTH THIRD FUNDS
       STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                    GOVERNMENT               U.S. TREASURY
                                   MONEY MARKET               MONEY MARKET
                                       FUND                       FUND
                               ---------------------   --------------------------

                                 YEAR        YEAR         YEAR           YEAR
                                 ENDED       ENDED        ENDED          ENDED
                               JULY 31,    JULY 31,     JULY 31,       JULY 31,
                                 2005        2004         2005         2004 (a)
                               ---------   ---------   -----------    -----------
SHARE TRANSACTIONS:*
Institutional Shares
  Shares issued                  302,031     380,768     1,181,212      1,990,678
  Dividends reinvested                25          32           337            342
  Shares redeemed               (331,912)   (482,127)   (1,285,163)    (3,236,738)
                               ---------   ---------   -----------    -----------
  Total Institutional Shares     (29,856)   (101,327)     (103,614)    (1,245,718)
                               ---------   ---------   -----------    -----------

Class A Shares
  Shares issued                   95,093     164,601            NA             NA
  Dividends reinvested             1,290         332            NA             NA
  Shares redeemed               (111,171)   (232,219)           NA             NA
                               ---------   ---------   -----------    -----------
  Total Class A Shares           (14,788)    (67,286)           NA             NA
                               ---------   ---------   -----------    -----------

Class B Shares
  Shares issued                       NA          NA            NA             NA
  Dividends reinvested                NA          NA            NA             NA
  Shares redeemed                     NA          NA            NA             NA
                               ---------   ---------   -----------    -----------
  Total Class B Shares                NA          NA            NA             NA
                               ---------   ---------   -----------    -----------

Class C Shares
  Shares issued                       NA          NA            NA             NA
  Dividends reinvested                NA          NA            NA             NA
  Shares redeemed                     NA          NA            NA             NA
                               ---------   ---------   -----------    -----------
  Total Class C Shares                NA          NA            NA             NA
                               ---------   ---------   -----------    -----------

Advisor Shares
  Shares issued                       NA          NA            NA             NA
  Dividends reinvested                NA          NA            NA             NA
  Shares redeemed                     NA          NA            NA             NA
                               ---------   ---------   -----------    -----------
  Total Advisor Shares                NA          NA            NA             NA
                               ---------   ---------   -----------    -----------

Select Shares
  Shares issued                       NA          NA       721,963        566,393
  Dividends reinvested                NA          NA            --^            --^
  Shares redeemed                     NA          NA      (732,025)      (473,162)
                               ---------   ---------   -----------    -----------
  Total Select Shares                 NA          NA       (10,062)        93,231
                               ---------   ---------   -----------    -----------

Preferred Shares
  Shares issued                       NA          NA     3,142,600      3,405,308
  Dividends reinvested                NA          NA         2,434            632
  Shares redeemed                     NA          NA    (3,481,318)    (2,302,992)
                               ---------   ---------   -----------    -----------
  Total Preferred Shares              NA          NA      (336,284)     1,102,948
                               ---------   ---------   -----------    -----------

Trust Shares
  Shares issued                       NA          NA       498,703      1,327,544
  Dividends reinvested                NA          NA            14              2
  Shares redeemed                     NA          NA      (546,101)    (1,162,147)
                               ---------   ---------   -----------    -----------
  Total Trust Shares                  NA          NA       (47,384)       165,399
                               ---------   ---------   -----------    -----------

                                MICHIGAN MUNICIPAL             MUNICIPAL
                                   MONEY MARKET               MONEY MARKET
                                       FUND                       FUND
                               ---------------------   --------------------------

                                 YEAR        YEAR         YEAR           YEAR
                                 ENDED       ENDED        ENDED          ENDED
                               JULY 31,    JULY 31,     JULY 31,       JULY 31,
                                 2005        2004         2005         2004 (a)
                               ---------   ---------   -----------    -----------
SHARE TRANSACTIONS:*
Institutional Shares
  Shares issued                  431,915     413,265       548,248        422,435
  Dividends reinvested               940         509           179             92
  Shares redeemed               (465,676)   (464,354)     (496,898)      (485,670)
                               ---------   ---------   -----------    -----------
  Total Institutional Shares     (32,821)    (50,580)       51,529        (63,143)
                               ---------   ---------   -----------    -----------

Class A Shares
  Shares issued                      118         209       128,126        120,106
  Dividends reinvested                --^         --           281            141
  Shares redeemed                    (26)       (210)     (120,484)      (155,739)
                               ---------   ---------   -----------    -----------
  Total Class A Shares                92          (1)        7,923        (35,492)
                               ---------   ---------   -----------    -----------

Class B Shares
  Shares issued                       NA          NA            NA             NA
  Dividends reinvested                NA          NA            NA             NA
  Shares redeemed                     NA          NA            NA             NA
                               ---------   ---------   -----------    -----------
  Total Class B Shares                NA          NA            NA             NA
                               ---------   ---------   -----------    -----------

Class C Shares
  Shares issued                       NA          NA            NA             NA
  Dividends reinvested                NA          NA            NA             NA
  Shares redeemed                     NA          NA            NA             NA
                               ---------   ---------   -----------    -----------
  Total Class C Shares                NA          NA            NA             NA
                               ---------   ---------   -----------    -----------

Advisor Shares
  Shares issued                       NA          NA            NA             NA
  Dividends reinvested                NA          NA            NA             NA
  Shares redeemed                     NA          NA            NA             NA
                               ---------   ---------   -----------    -----------
  Total Advisor Shares                NA          NA            NA             NA
                               ---------   ---------   -----------    -----------

Select Shares
  Shares issued                       NA          NA           960         15,021
  Dividends reinvested                NA          NA             3              1
  Shares redeemed                     NA          NA        (1,740)       (14,159)
                               ---------   ---------   -----------    -----------
  Total Select Shares                 NA          NA          (777)           863
                               ---------   ---------   -----------    -----------

Preferred Shares
  Shares issued                       NA          NA             6            637
  Dividends reinvested                NA          NA             2             --^
  Shares redeemed                     NA          NA          (609)            --^
                               ---------   ---------   -----------    -----------
  Total Preferred Shares              NA          NA          (601)           637
                               ---------   ---------   -----------    -----------

Trust Shares
  Shares issued                       NA          NA        31,202         17,815
  Dividends reinvested                NA          NA            12             --^
  Shares redeemed                     NA          NA       (22,833)       (17,571)
                               ---------   ---------   -----------    -----------
  Total Trust Shares                  NA          NA         8,381            244
                               ---------   ---------   -----------    -----------


------------------
(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select Shares, Preferred Shares and Trust Shares.

*     Share transactions are at a par value of $1.00 per share.

^     Amount is less than five hundred shares.

                                  28-29 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2005
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At July 31, 2005, the Trust consisted of thirty-five separate investment portfolios, one of which is not currently offered and is not included in these financial statements.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME

Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
  Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U. S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
  Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The Government Money Market Fund and the Michigan Municipal Money Market Fund offer two classes of shares: Institutional Shares and Class A Shares. The Institutional Money Market Fund, the Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer four classes of shares:
Institutional Shares, Select Shares, Preferred Shares and Trust Shares. The Prime Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Municipal Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Select Shares, Preferred Shares and Trust Shares. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect their risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2005
--------------------------------------------------------------------------------

the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis, except that each class separately bears expenses related specifically to that class, such as distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund and is subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it received $1,801,141 in fees from Fifth Third during the year ended July 31, 2005, computed as a percentage (up to 0.0145%) of the average daily net assets of the Trust, subject to certain minimums and reimbursement of out-of-pocket expenses. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Funds including providing certain related services, for which it receives an additional fee.

The Advisor and Administrator have entered into an expense limitation agreement with the Trust. Under the terms of this agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2005
--------------------------------------------------------------------------------

limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2004 through July 31, 2005, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                                            MICHIGAN
                                                            MUNICIPAL
                                            PRIME MONEY   MONEY MARKET
                                            MARKET FUND       FUND
                                            -----------   ------------

Institutional Shares                           0.54%          0.54%
Class A Shares                                 0.79%          0.79%
Class B Shares                                 1.54%            NA
Class C Shares                                 1.54%            NA
Advisor Shares                                 1.04%            NA

Amount subject to recoupment
  expiring on November 28, 2005.             $1,098          $ 168

For the period from October 20, 2003 through July 31, 2005, the expense limits currently in place and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):


                                                    INSTITUTIONAL
                                    INSTITUTIONAL    GOVERNMENT     U.S.TREASURY    MUNICIPAL
                                    MONEY MARKET    MONEY MARKET    MONEY MARKET   MONEY MARKET
                                        FUND            FUND            FUND           FUND
                                    -------------   -------------   ------------   ------------
Institutional Shares                     0.21%           0.21%           0.21%         0.38%
Class A Shares                             NA              NA              NA          0.63%
Select Shares                            0.29%           0.29%           0.29%         0.46%
Preferred Shares                         0.36%           0.36%           0.36%         0.53%
Trust Shares                             0.46%           0.46%           0.46%         0.63%

Amount subject to recoupment
  expiring on November 30, 2005.       $8,334          $4,708         $12,397        $1,503


Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution services fees up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2005
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT--Fifth Third served as transfer and dividend disbursing agent for the period prior to October 1, 2004. Transfer Agent fees for the period from August 1, 2004 through October 31, 2004 were computed at 0.0225% of the average daily net assets of each Fund. In addition, there was an annual fee of $7,500 per additional class of shares per Fund. Effective October 1, 2004, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., began serving as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor will receive a fee of 0.005% from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. Fifth Third received $746,932 in fees for its services during the year ended July 31, 2005. Effective November 1, 2004, transfer agent fees were changed and are computed at 0.0195% of the average daily net assets of each Fund up to $700 million, 0.017% of the average daily net assets of each Fund between $700 million and $1 billion, 0.0155% of the average daily assets of each Fund between $1 billion and $2 billion and 0.013% of more than $2 billion of the average net assets of the Prime Money Market Fund, Government Money Market Fund, Michigan Municipal Money Market Fund and the Municipal Money Market Fund. For the Institutional Money Market Fund, Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund, transfer agent fees are computed at 0.0185% of the average daily net assets of each Fund up to $700 million, 0.017% of the average daily net assets of each Fund between $700 million and $1 billion, 0.0155% of the average daily net assets of each Fund between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Fund. In addition, there is an annual fee of $3,000 per additional class of shares per Fund.

ACCOUNTING AND CUSTODY FEES--Fifth Third maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Fund up to $500 million, 0.015% of the average daily net assets of each Fund between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Fund. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Pursuant to a separate agreement with Fifth Third, BISYS Ohio performs sub-accounting services on behalf of the Funds, for which it received $2,774,827 in fees from Fifth Third during the year ended July 31, 2005, computed as a percentage (up to 0.015%) of the average daily net assets of each Fund including annual fees for additional classes of shares per Fund plus reimbursement of out-of-pocket fees and other miscellaneous expenses. Custody fees are computed at 0.01% of the average daily net assets of each Fund up to $25 million, 0.0075% of the average daily net assets of each Fund between $25 million and $100 million, 0.005% of the average daily net assets of each Fund between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Fund plus transaction charges.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) LINE OF CREDIT

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. There were no borrowings against the line of credit at the end of the year.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2005
--------------------------------------------------------------------------------

(5) FEDERAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended July 31, 2005 was as follows (Amounts in thousands):


                                                ORDINARY                          TOTAL
                                                 INCOME        TAX EXEMPT     DISTRIBUTIONS
                                              DISTRIBUTIONS   DISTRIBUTIONS       PAID
                                              -------------   -------------   -------------
Prime Money Market Fund                         $ 24,392         $    --        $ 24,392
Institutional Money Market Fund                   24,208              --          24,208
Institutional Government Money Market Fund        11,180              --          11,180
Government Money Market Fund                       4,101              --           4,101
U.S. Treasury Money Market Fund                   25,567              --          25,567
Michigan Municipal Money Market Fund                  --^          2,483           2,483
Municipal Money Market Fund                           --           2,613           2,613


The tax character of distributions paid during the fiscal year ended July 31, 2004 was as follows (Amounts in thousands):


                                                ORDINARY                          TOTAL
                                                 INCOME        TAX EXEMPT     DISTRIBUTIONS
                                              DISTRIBUTIONS   DISTRIBUTIONS       PAID
                                              -------------   -------------   -------------
Prime Money Market Fund                         $ 10,216              --        $ 10,216
Institutional Money Market Fund                    8,584              --           8,584
Institutional Government Money Market Fund         4,361              --           4,361
Government Money Market Fund                       1,487              --           1,487
U.S. Treasury Money Market Fund                   11,715              --          11,715
Michigan Municipal Money Market Fund                  --         $ 1,267           1,267
Municipal Money Market Fund                           --           1,410           1,410


As of July 31, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows (Amounts in thousands):


                                                                                              ACCUMULATED      TOTAL
                                              UNDISTRIBUTED   UNDISTRIBUTED                   CAPITAL AND   ACCUMULATED
                                               TAX EXEMPT       ORDINARY      DISTRIBUTIONS      OTHER       EARNINGS/
                                                 INCOME          INCOME          PAYABLE        LOSSES       (DEFICIT)
                                              -------------   -------------   -------------   -----------   -----------
Prime Money Market Fund                         $     --         $ 3,370        $ (3,288)       $  (99)       $  (17)
Institutional Money Market Fund                       --           3,082          (3,053)           (1)           28
Institutional Government Money Market Fund            --           1,577          (1,567)           --^           10
Government Money Market Fund                          --             543            (515)           (2)           26
U.S. Treasury Money Market Fund                       --           3,340          (3,340)         (145)         (145)
Michigan Municipal Money Market Fund                 261              --            (266)           --            (5)
Municipal Money Market Fund                          312              --            (312)           (5)           (5)


As of July 31, 2005, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (Amounts in thousands):


                                                             EXPIRATION YEAR                   TOTAL
                                              --------------------------------------------------------
                                                2008        2009        2010        2011
                                              ---------   ---------   ---------   ---------
Government Money Market Fund                    $  2          --          --          --       $   2
U.S. Treasury Money Market Fund                   86        $ 59          --          --         145
Municipal Money Market Fund                       --           2        $  3        $ --^          5


Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2005, the Funds deferred to August 1, 2005 post October capital losses (Amounts in thousands):

                                               CAPITAL
                                               LOSSES
                                              ---------
Prime Money Market Fund                          $99
Institutional Money Market Fund                    1
Institutional Government Money Market Fund        --^

^     Represents fewer than five hundred dollars.

(6) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

                       This page intentionally left blank.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                         NET REALISED
                                                           NET ASSET                    AND UNREALISED       LESS
                                                             VALUE,          NET            GAINS/       DISTRIBUTIONS
                                                           BEGINNING     INVESTMENT     (LOSSES) FROM         TO
                                                           OF PERIOD       INCOME        INVESTMENTS      SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                           $1.00          0.05              --             (0.05)
Year ended 7/31/02                                           $1.00          0.02              --             (0.02)
Year ended 7/31/03                                           $1.00          0.01              --^            (0.01)
Year ended 7/31/04                                           $1.00          0.01              --^            (0.01)
Year ended 7/31/05                                           $1.00          0.02              --^            (0.02)
----------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/01                                           $1.00          0.05              --             (0.05)
Year ended 7/31/02                                           $1.00          0.02              --             (0.02)
Year ended 7/31/03                                           $1.00          0.01              --^            (0.01)
Year ended 7/31/04                                           $1.00            --^             --^               --^
Year ended 7/31/05                                           $1.00          0.02              --^            (0.02)
----------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(b) to 7/31/01                                       $1.00          0.03              --             (0.03)
Year ended 7/31/02                                           $1.00          0.01              --             (0.01)
Year ended 7/31/03                                           $1.00            --^             --^               --^
Year ended 7/31/04                                           $1.00            --^             --^               --^
Year ended 7/31/05                                           $1.00          0.01              --^            (0.01)
----------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                                         $1.00            --^             --                --^
Year ended 7/31/03                                           $1.00            --^             --^               --^
Year ended 7/31/04                                           $1.00            --^             --^               --^
Year ended 7/31/05                                           $1.00          0.01              --^            (0.01)
----------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                                       $1.00          0.01              --             (0.01)
Year ended 7/31/03                                           $1.00          0.01              --^            (0.01)
Year ended 7/31/04                                           $1.00            --^             --^               --^
Year ended 7/31/05                                           $1.00          0.01              --^            (0.01)
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                                       $1.00          0.05              --             (0.05)
1/1/01 to 7/31/01(c)                                         $1.00          0.03              --             (0.03)
Year ended 7/31/02                                           $1.00          0.02              --             (0.02)
Year ended 7/31/03                                           $1.00          0.01              --^            (0.01)
Year ended 7/31/04                                           $1.00          0.01              --^            (0.01)
Year ended 7/31/05                                           $1.00          0.02              --^            (0.02)
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                       $1.00          0.01              --^            (0.01)
Year ended 7/31/05                                           $1.00          0.02              --^            (0.02)
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                       $1.00          0.01              --^            (0.01)
Year ended 7/31/05                                           $1.00          0.02              --^            (0.02)
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                       $1.00          0.01              --^            (0.01)
Year ended 7/31/05                                           $1.00          0.02              --^            (0.02)
----------------------------------------------------------------------------------------------------------------------



                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                            RATIOS/SUPPLEMENTAL DATA
                                                                               -------------------------------------------------
                                                                                             RATIOS OF   RATIOS OF    RATIOS OF
                                                                                   NET       EXPENSES       NET        EXPENSES
                                                        NET ASSET                ASSETS,        TO       INVESTMENT       TO
                                                         VALUE,                   END OF      AVERAGE      INCOME      AVERAGE
                                                         END OF     TOTAL         PERIOD        NET      TO AVERAGE      NET
                                                         PERIOD     RETURN       (000'S)      ASSETS     NET ASSETS   ASSETS (a)
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                        $1.00     5.41%      $   802,176     0.53%       5.11%         0.63%
Year ended 7/31/02                                        $1.00     2.02%      $ 1,732,204     0.55%       1.86%         0.65%
Year ended 7/31/03                                        $1.00     1.02%      $ 1,565,589     0.54%       1.02%         0.65%
Year ended 7/31/04                                        $1.00     0.65%      $ 1,064,622     0.54%       0.64%         0.66%
Year ended 7/31/05                                        $1.00     1.91%      $   958,735     0.54%       1.86%         0.65%
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/01                                        $1.00     5.14%      $   356,091     0.78%       4.86%         0.88%
Year ended 7/31/02                                        $1.00     1.77%      $   447,556     0.80%       1.71%         0.89%
Year ended 7/31/03                                        $1.00     0.76%      $   436,687     0.79%       0.77%         0.90%
Year ended 7/31/04                                        $1.00     0.40%      $   387,424     0.79%       0.40%         0.91%
Year ended 7/31/05                                        $1.00     1.66%      $   464,391     0.79%       1.67%         0.90%
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
10/11/00(b) to 7/31/01                                    $1.00     3.10%*     $     1,021     1.53%**     3.63%**       1.63%**
Year ended 7/31/02                                        $1.00     1.00%      $     1,893     1.55%       0.91%         1.64%
Year ended 7/31/03                                        $1.00     0.32%      $     2,426     1.22%       0.33%         1.65%
Year ended 7/31/04                                        $1.00     0.24%      $     1,651     0.95%       0.23%         1.66%
Year ended 7/31/05                                        $1.00     0.95%      $     1,340     1.51%       1.14%         1.66%
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                                      $1.00     0.19%*     $        60     1.54%**     0.48%**       1.71%**
Year ended 7/31/03                                        $1.00     0.32%      $       154     1.14%       0.32%         1.65%
Year ended 7/31/04                                        $1.00     0.23%      $     2,843     0.98%       0.25%         1.66%
Year ended 7/31/05                                        $1.00     0.95%      $     1,474     1.46%       0.85%         1.65%
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                                    $1.00     1.02%*     $         2     0.89%**     1.23%**       0.96%**
Year ended 7/31/03                                        $1.00     0.53%      $        62     1.02%       0.46%         1.15%
Year ended 7/31/04                                        $1.00     0.24%      $        36     0.96%       0.26%         1.16%
Year ended 7/31/05                                        $1.00     1.40%      $        42     1.04%       1.28%         1.15%
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND INSTITUTIONAL SHARES
4/11/00(b) to 12/31/00                                    $1.00     4.71%*     $    47,944     0.22%**     6.39%**       0.74%**
1/1/01 to 7/31/01(c)                                      $1.00     2.84%*     $    71,778     0.22%**     4.78%**       0.68%**
Year ended 7/31/02                                        $1.00     2.31%      $   189,530     0.22%       2.11%         0.65%
Year ended 7/31/03                                        $1.00     1.35%      $   766,023     0.22%       1.24%         0.65%
Year ended 7/31/04                                        $1.00     0.98%      $ 1,049,608     0.22%       0.98%         0.65%
Year ended 7/31/05                                        $1.00     2.24%      $ 1,077,260     0.21%       2.24%         0.65%
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                    $1.00     0.70%*     $    13,267     0.30%**     0.92%**       0.73%**
Year ended 7/31/05                                        $1.00     2.15%      $    23,924     0.29%       2.23%         0.73%
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                    $1.00     0.65%*     $    27,206     0.37%**     0.85%**       0.80%**
Year ended 7/31/05                                        $1.00     2.08%      $    23,178     0.36%       1.99%         0.80%
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                    $1.00     0.57%*     $    17,591     0.47%**     0.75%**       0.90%**
Year ended 7/31/05                                        $1.00     1.98%      $    25,047     0.46%       2.01%         0.90%
--------------------------------------------------------------------------------------------------------------------------------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                  36-37 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                              NET REALIZED
                                                                   NET ASSET                 AND UNREALIZED        LESS
                                                                     VALUE,        NET           GAINS/        DISTRIBUTIONS
                                                                   BEGINNING    INVESTMENT   (LOSSES) FROM          TO
                                                                   OF PERIOD      INCOME      INVESTMENTS      SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                                  $1.00         0.06            --              (0.06)
1/1/01 to 7/31/01(c)                                                 $1.00         0.03            --              (0.03)
Year ended 7/31/02                                                   $1.00         0.02            --              (0.02)
Year ended 7/31/03                                                   $1.00         0.01            --^             (0.01)
Year ended 7/31/04                                                   $1.00         0.01            --^             (0.01)
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.01            --^             (0.01)
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.01            --^             (0.01)
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.01            --^             (0.01)
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                                   $1.00         0.05            --              (0.05)
Year ended 7/31/02                                                   $1.00         0.02            --              (0.02)
Year ended 7/31/03                                                   $1.00         0.01            --^             (0.01)
Year ended 7/31/04                                                   $1.00           --^           --^                --^
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/01                                                   $1.00         0.05            --              (0.05)
Year ended 7/31/02                                                   $1.00         0.02            --              (0.02)
Year ended 7/31/03                                                   $1.00         0.01            --^             (0.01)
Year ended 7/31/04                                                   $1.00           --^           --^                --^
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                                   $1.00         0.05            --              (0.05)
Year ended 7/31/02                                                   $1.00         0.02            --              (0.02)
Year ended 7/31/03                                                   $1.00         0.01            --^             (0.01)
Year ended 7/31/04                                                   $1.00         0.01            --^             (0.01)
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.01            --^             (0.01)
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.01            --^             (0.01)
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                               $1.00           --^           --^                --^
Year ended 7/31/05                                                   $1.00         0.02            --^             (0.02)
----------------------------------------------------------------------------------------------------------------------------



                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                   NET ASSET
                                                                     VALUE,
                                                                     END OF       TOTAL
                                                                     PERIOD       RETURN
-----------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                                  $1.00         6.03%
1/1/01 to 7/31/01(c)                                                 $1.00         2.71%*
Year ended 7/31/02                                                   $1.00         2.05%
Year ended 7/31/03                                                   $1.00         1.07%
Year ended 7/31/04                                                   $1.00         0.86%
Year ended 7/31/05                                                   $1.00         2.17%
-----------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.65%*
Year ended 7/31/05                                                   $1.00         2.09%
-----------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.59%*
Year ended 7/31/05                                                   $1.00         2.02%
-----------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.51%*
Year ended 7/31/05                                                   $1.00         1.92%
-----------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                                   $1.00         5.23%
Year ended 7/31/02                                                   $1.00         1.79%
Year ended 7/31/03                                                   $1.00         0.92%
Year ended 7/31/04                                                   $1.00         0.47%
Year ended 7/31/05                                                   $1.00         1.75%
-----------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/01                                                   $1.00         5.02%
Year ended 7/31/02                                                   $1.00         1.58%
Year ended 7/31/03                                                   $1.00         0.71%
Year ended 7/31/04                                                   $1.00         0.27%
Year ended 7/31/05                                                   $1.00         1.55%
-----------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                                   $1.00         5.30%
Year ended 7/31/02                                                   $1.00         1.92%
Year ended 7/31/03                                                   $1.00         1.02%
Year ended 7/31/04                                                   $1.00         0.80%
Year ended 7/31/05                                                   $1.00         2.08%
-----------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.59%*
Year ended 7/31/05                                                   $1.00         2.00%
-----------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.54%*
Year ended 7/31/05                                                   $1.00         1.93%
-----------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.46%*
Year ended 7/31/05                                                   $1.00         1.83%
-----------------------------------------------------------------------------------------

                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                    ---------------------------------------------------
                                                                                   RATIOS OF     RATIOS OF    RATIOS OF
                                                                        NET        EXPENSES        NET        EXPENSES
                                                                      ASSETS,         TO        INVESTMENT       TO
                                                                      END OF        AVERAGE       INCOME      AVERAGE
                                                                      PERIOD          NET       TO AVERAGE      NET
                                                                      (000'S)       ASSETS      NET ASSETS   ASSETS (a)
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                                 $   309,711      0.39%        5.92%         0.63%
1/1/01 to 7/31/01(c)                                                $   410,278      0.40%**      4.56%**       0.63%**
Year ended 7/31/02                                                  $   425,092      0.41%        2.03%         0.64%
Year ended 7/31/03                                                  $   616,999      0.40%        1.04%         0.65%
Year ended 7/31/04                                                  $   223,852      0.31%        0.79%         0.66%
Year ended 7/31/05                                                  $   264,707      0.21%        2.16%         0.66%
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                              $     5,202      0.30%**      0.82%**       0.75%**
Year ended 7/31/05                                                  $     2,176      0.30%        1.83%         0.74%
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                              $   276,373      0.37%**      0.75%**       0.82%**
Year ended 7/31/05                                                  $   228,555      0.36%        1.96%         0.81%
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                              $    70,270      0.47%**      0.66%**       0.92%**
Year ended 7/31/05                                                  $   120,743      0.46%        1.96%         0.91%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                                  $   238,816      0.55%        5.12%         0.60%
Year ended 7/31/02                                                  $   279,059      0.65%        1.75%         0.69%
Year ended 7/31/03                                                  $   275,107      0.61%        0.84%         0.66%
Year ended 7/31/04                                                  $   173,865      0.62%        0.47%         0.67%
Year ended 7/31/05                                                  $   144,028      0.58%        1.70%         0.67%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/01                                                  $   248,064      0.75%        4.92%         0.85%
Year ended 7/31/02                                                  $   270,062      0.85%        1.57%         0.94%
Year ended 7/31/03                                                  $   177,390      0.81%        0.66%         0.91%
Year ended 7/31/04                                                  $   110,153      0.82%        0.27%         0.92%
Year ended 7/31/05                                                  $    95,375      0.79%        1.53%         0.92%
-----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                                  $ 1,058,407      0.39%        5.08%         0.64%
Year ended 7/31/02                                                  $ 1,143,352      0.41%        1.88%         0.64%
Year ended 7/31/03                                                  $ 1,644,905      0.40%        0.98%         0.65%
Year ended 7/31/04                                                  $   399,195      0.30%        0.74%         0.65%
Year ended 7/31/05                                                  $   295,584      0.21%        2.01%         0.65%
-----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                              $    93,233      0.30%**      0.76%**       0.73%**
Year ended 7/31/05                                                  $    83,171      0.29%        2.01%         0.73%
-----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                              $ 1,102,963      0.37%**      0.69%**       0.80%**
Year ended 7/31/05                                                  $   766,688      0.36%        1.85%         0.80%
-----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                              $   165,402      0.47%**      0.58%**       0.90%**
Year ended 7/31/05                                                  $   118,018      0.46%        1.78%         0.90%
-----------------------------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                  38-39 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                              NET REALIZED
                                                                   NET ASSET                 AND UNREALIZED        LESS
                                                                     VALUE,        NET           GAINS/        DISTRIBUTIONS
                                                                   BEGINNING    INVESTMENT   (LOSSES) FROM          TO
                                                                   OF PERIOD      INCOME      INVESTMENTS      SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                                  $1.00         0.04            --             (0.04)
1/1/01 to 7/31/01(c)                                                 $1.00         0.02            --             (0.02)
Year ended 7/31/02                                                   $1.00         0.01            --             (0.01)
Year ended 7/31/03                                                   $1.00         0.01            --             (0.01)
Year ended 7/31/04                                                   $1.00         0.01            --             (0.01)
Year ended 7/31/05                                                   $1.00         0.01            --^            (0.01)
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 12/31/00                                                  $1.00         0.04            --             (0.04)
1/1/01 to 7/31/01(c)                                                 $1.00         0.02            --             (0.02)
Year ended 7/31/02                                                   $1.00         0.01            --             (0.01)
Year ended 7/31/03                                                   $1.00         0.01            --             (0.01)
Year ended 7/31/04                                                   $1.00           --^           --                --^
Year ended 7/31/05                                                   $1.00         0.01            --^            (0.01)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                                   $1.00         0.03            --             (0.03)
Year ended 7/31/02                                                   $1.00         0.01            --             (0.01)
Year ended 7/31/03                                                   $1.00         0.01            --^            (0.01)
Year ended 7/31/04                                                   $1.00         0.01            --^            (0.01)
Year ended 7/31/05                                                   $1.00         0.02            --             (0.02)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/01                                                   $1.00         0.03            --             (0.03)
Year ended 7/31/02                                                   $1.00         0.01            --             (0.01)
Year ended 7/31/03                                                   $1.00         0.01            --^            (0.01)
Year ended 7/31/04                                                   $1.00           --^           --^               --^
Year ended 7/31/05                                                   $1.00         0.01            --             (0.01)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                               $1.00           --^           --^               --^
Year ended 7/31/05                                                   $1.00         0.01            --             (0.01)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                               $1.00           --^           --^               --^
Year ended 7/31/05                                                   $1.00         0.01            --             (0.01)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                               $1.00           --^           --^               --^
Year ended 7/31/05                                                   $1.00         0.01            --             (0.01)
----------------------------------------------------------------------------------------------------------------------------



                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                   NET ASSET
                                                                    VALUE,
                                                                    END OF        TOTAL
                                                                    PERIOD        RETURN
-----------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                                  $1.00         3.73%
1/1/01 to 7/31/01(c)                                                 $1.00         1.71%*
Year ended 7/31/02                                                   $1.00         1.41%
Year ended 7/31/03                                                   $1.00         0.88%
Year ended 7/31/04                                                   $1.00         0.59%
Year ended 7/31/05                                                   $1.00         1.45%
-----------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 12/31/00                                                  $1.00         3.70%
1/1/01 to 7/31/01(c)                                                 $1.00         1.57%*
Year ended 7/31/02                                                   $1.00         1.25%
Year ended 7/31/03                                                   $1.00         0.78%
Year ended 7/31/04                                                   $1.00         0.49%
Year ended 7/31/05                                                   $1.00         1.30%
-----------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                                   $1.00         3.44%
Year ended 7/31/02                                                   $1.00         1.45%
Year ended 7/31/03                                                   $1.00         0.91%
Year ended 7/31/04                                                   $1.00         0.68%
Year ended 7/31/05                                                   $1.00         1.55%
-----------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/01                                                   $1.00         3.37%
Year ended 7/31/02                                                   $1.00         1.38%
Year ended 7/31/03                                                   $1.00         0.80%
Year ended 7/31/04                                                   $1.00         0.43%
Year ended 7/31/05                                                   $1.00         1.30%
-----------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.47%*
Year ended 7/31/05                                                   $1.00         1.47%
-----------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.42%*
Year ended 7/31/05                                                   $1.00         1.40%
-----------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                               $1.00         0.34%*
Year ended 7/31/05                                                   $1.00         1.30%
-----------------------------------------------------------------------------------------


                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                    ---------------------------------------------------
                                                                                   RATIOS OF    RATIOS OF    RATIOS OF
                                                                        NET        EXPENSES        NET        EXPENSES
                                                                      ASSETS,         TO        INVESTMENT       TO
                                                                      END OF        AVERAGE       INCOME      AVERAGE
                                                                      PERIOD          NET       TO AVERAGE      NET
                                                                     (000 'S)       ASSETS      NET ASSETS   ASSETS (a)
-----------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 12/31/00                                                 $   295,219      0.53%         3.67%        0.62%
1/1/01 to 7/31/01(c)                                                $   317,543      0.54%**       2.93%**      0.63%**
Year ended 7/31/02                                                  $   292,618      0.54%         1.41%        0.65%
Year ended 7/31/03                                                  $   247,805      0.54%         0.88%        0.67%
Year ended 7/31/04                                                  $   197,225      0.54%         0.59%        0.67%
Year ended 7/31/05                                                  $   164,404      0.54%         1.42%        0.67%
-----------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 12/31/00                                                 $       160      0.54%         3.44%        0.63%
1/1/01 to 7/31/01(c)                                                $       215      0.79%**       2.67%**      0.88%**
Year ended 7/31/02                                                  $       177      0.70%         1.26%        0.91%
Year ended 7/31/03                                                  $        19      0.64%         0.90%        0.92%
Year ended 7/31/04                                                  $        18      0.64%         0.48%        0.91%
Year ended 7/31/05                                                  $       110      0.69%         1.45%        0.93%
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/01                                                  $   190,268      0.29%         3.33%        0.74%
Year ended 7/31/02                                                  $   249,280      0.34%         1.43%        0.77%
Year ended 7/31/03                                                  $   199,439      0.42%         0.92%        0.78%
Year ended 7/31/04                                                  $   136,302      0.38%         0.67%        0.80%
Year ended 7/31/05                                                  $   187,829      0.38%         1.55%        0.80%
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/01                                                  $    40,981      0.36%         3.26%        0.99%
Year ended 7/31/02                                                  $    42,004      0.41%         1.35%        1.02%
Year ended 7/31/03                                                  $    53,079      0.52%         0.80%        1.03%
Year ended 7/31/04                                                  $    17,590      0.63%         0.42%        1.05%
Year ended 7/31/05                                                  $    25,516      0.63%         1.30%        1.06%
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND SELECT SHARES
10/20/03(b) to 7/31/04                                              $       863      0.46%**       0.62%**      0.91%**
Year ended 7/31/05                                                  $        86      0.46%         0.99%        0.89%
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(b) to 7/31/04                                              $       637      0.53%**       0.55%**      0.98%**
Year ended 7/31/05                                                  $        36      0.53%         0.97%        0.97%
-----------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND TRUST SHARES
10/20/03(b) to 7/31/04                                              $       244      0.63%**       0.44%**      1.06%**
Year ended 7/31/05                                                  $     8,625      0.63%         1.70%        1.04%
-----------------------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b)   Reflects date of commencement of operations.

(c)   The Fund changed its fiscal year end to July 31 from December 31.

^     Amount is less than $0.005.

*     Not annualized.

**    Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                  40-41 Spread

                                                           REPORT OF INDEPENDENT
                                               REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and
Trustees of Fifth Third Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund (separate portfolios constituting Fifth Third Funds, hereafter referred to as the "Funds") at July 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods in the four years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund and Fifth Third Municipal Money Market Fund for the period ended July 31, 2001 were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in their report dated September 7, 2001. The financial highlights of the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third Michigan Municipal Money Market Fund for the period ended July 31, 2001 and prior were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in their report dated September 4, 2001.

PricewaterhouseCoopers LLP
Columbus, Ohio

September 28, 2005

                                                               FIFTH THIRD FUNDS
                                           SUPPLEMENTAL INFORMATION (UNAUDITED):

--------------------------------------------------------------------------------

                         FIFTH THIRD FUNDS MANAGEMENT ^

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035


                                                        INDEPENDENT TRUSTEES
                                                        -------------------

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                             POSITION(S)       TERM OF                                          IN FUND
                                HELD         OFFICE AND                                         COMPLEX              OTHER
        NAME AND              WITH THE        LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY        DIRECTORSHIPS
     DATE OF BIRTH              FUNDS        TIME SERVED        DURING THE PAST 5 YEARS         TRUSTEE         HELD BY TRUSTEE
------------------------   --------------   -------------   -------------------------------   -----------   ------------------------
David J. Durham               Trustee        Indefinite,    President and Chief                   35                  None
Date of Birth: 5/10/1945                     June 2001-     Executive Officer of Clipper
                                               Present      Products, Inc., a wholesale
                                                            distributor, 1997-Present.

J. Joseph Hale Jr.            Trustee        Indefinite,    Vice President and Chief              35              Trustee for
Date of Birth: 9/11/1949                        March       Communications Officer, Cinergy                     Hanover College.
                                            2001-Present    Corp., September 2004-Present.                    National Underground
                                                            President, Cinergy Foundation,                      Freedom Center,
                                                            November 2001-Present.                            The Cincinnati Zoo,
                                                            President, Cinergy Corp.,                        The Ohio Arts Council,
                                                            Cincinnati Gas & Electric Co.,                       The Cincinnati
                                                            The Union Light Heat & Power                       Parks Foundation,
                                                            Co., July 2000-October 2001.                         and Playhouse
                                                            Vice President, Corporate                             in the Park.
                                                            Communications, August 1996-
                                                            June 2000.

John E. Jaymont               Trustee        Indefinite,    AVP, PIANKO, Feb. 2002-               35                Printing
Date of Birth: 12/5/1944                       October      Present. Business Management                         Industries of
                                            2001- Present   Consultant,April 2000-February                     America:Web Offset
                                                            2002. President, Metroweb                       Assoc., Director; Master
                                                            Corp. (publications printing)                     Printers of America,
                                                            1997-2000.                                             Director.

David J. Gruber               Trustee        Indefinite,    Resources Global Professionals,       35                  None
Date of Birth: 8/19/1963                      December      Project Professional, December
                                            2003-Present    2004-Present. Ohio Arts &
                                                            Sports Facilities Commission
                                                            (state funding oversight
                                                            agency), CFO, April 2003-
                                                            December 2004. Ohio Expositions
                                                            Commission (state fair and expo
                                                            center), Finance Director,April
                                                            1996-March 2003.

                                                         INTERESTED TRUSTEE
                                                         ------------------

Edward Burke Carey*        Chairman-Board    Indefinite,    Carey Realty Investments, Inc.        35             The Foundation
Date of Birth: 7/2/1945     of Trustees        January      (real estate development and                        of the Catholic
                                            1989-Present    consulting), President, 1990-                          Diocese of
                                                            Present.                                           Columbus-Trustee,
                                                                                                                    Canisius
                                                                                                                College-Trustee.


^ Additional disclosure can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.

* Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his past business transactions with Fifth Third Bank and its affiliates.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------



                                                              OFFICERS
                                                              --------

                                                                     TERM OF
                                        POSITION(S)                 OFFICE AND
                                            HELD                    LENGTH OF
          NAME                            WITH THE                     TIME                   PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH                      FUNDS                      SERVED                  DURING THE PAST 5 YEARS
-------------------------       ----------------------------       ------------        --------------------------------------
Bryan C. Haft                            President                 Indefinite,         Employee of BISYS Fund Services
Date of Birth: 1/23/65                                                 June            Limited Partnership since 1992.
                                                                   2005-Present

Russell D. Ungerman                    Vice President              Indefinite,         Assistant Vice President of Fifth
Date of Birth: 2/9/1971                                             September          Third Bank since 1998.
                                                                   2002-Present

Rodney L. Ruehle                   Anti-Money Laundering           Indefinite,         Employee of BISYS Fund Services
Date of Birth: 4/26/1968        and Chief Compliance Officer        September          Limited Partnership since August 1995.
                                                                   2001-Present

Alaina Metz                         Assistant Secretary            Indefinite,         Employee of BISYS Fund Services
Date of Birth: 4/4/1967                                             September          Limited Partnership since June 1995.
                                                                   2004-Present

Steven D. Pierce                         Treasurer                 Indefinite,         Employee of BISYS Fund services
Date of Birth: 11/12/1965                                             March            Limited Partnership since April 1999.
                                                                   2005-Present

Warren Leslie                       Assistant Secretary            Indefinite,         Employee of BISYS Fund Services
Date of Birth: 2/13/1962          and Assistant Treasurer           September          Limited Partnership since May 1995.
                                                                   2001-Present


                                                               FIFTH THIRD FUNDS
                                           SUPPLEMENTAL INFORMATION (UNAUDITED):

--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 through July 31, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                                                                                                   EXPENSE            EXPENSE
                                                                     BEGINNING      ENDING           PAID              RATIO
                                                                      ACCOUNT      ACCOUNT          DURING             DURING
                                                                       VALUE        VALUE          PERIOD*             PERIOD
                                                                       2/1/05      7/31/05     2/1/05 - 7/31/05   2/1/05 - 7/31/05
                                                                     ----------   ----------   ----------------   ----------------
Prime Money Market Fund                       Institutional Shares   $ 1,000.00   $ 1,012.00       $ 2.69              0.54%
                                              Class A Shares           1,000.00     1,010.70         3.94              0.79%
                                              Class B Shares           1,000.00     1,007.00         7.66              1.54%
                                              Class C Shares           1,000.00     1,007.00         7.66              1.54%
                                              Advisor Shares           1,000.00     1,009.50         5.18              1.04%

Institutional Money Market Fund               Institutional Shares     1,000.00     1,013.60         1.05              0.21%
                                              Select Shares            1,000.00     1,013.20         1.45              0.29%
                                              Preferred Shares         1,000.00     1,012.90         1.80              0.36%
                                              Trust Shares             1,000.00     1,012.40         2.30              0.46%

Institutional Government Money Market Fund    Institutional Shares     1,000.00     1,013.30         1.05              0.21%
                                              Select Shares            1,000.00     1,012.90         1.45              0.29%
                                              Preferred Shares         1,000.00     1,012.60         1.80              0.36%
                                              Trust Shares             1,000.00     1,012.10         2.29              0.46%

Government Money Market Fund                  Institutional Shares     1,000.00     1,011.20         2.99              0.60%
                                              Class A Shares           1,000.00     1,010.20         3.99              0.80%

U.S. Treasury Money Market Fund               Institutional Shares     1,000.00     1,013.00         1.05              0.21%
                                              Select Shares            1,000.00     1,012.60         1.45              0.29%
                                              Preferred Shares         1,000.00     1,012.20         1.80              0.36%
                                              Trust Shares             1,000.00     1,012.40         2.30              0.46%

Michigan Municipal Money Market Fund          Institutional Shares     1,000.00     1,009.00         2.69              0.54%
                                              Class A Shares           1,000.00     1,008.20         3.49              0.70%

Municipal Money Market Fund                   Institutional Shares     1,000.00     1,009.50         1.89              0.38%
                                              Class A Shares           1,000.00     1,008.30         3.14              0.63%
                                              Select Shares            1,000.00     1,009.10         2.29              0.46%
                                              Preferred Shares         1,000.00     1,008.80         2.64              0.53%
                                              Trust Shares             1,000.00     1,008.30         3.14              0.63%


* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                                   EXPENSE            EXPENSE
                                                                     BEGINNING      ENDING           PAID              RATIO
                                                                      ACCOUNT      ACCOUNT          DURING             DURING
                                                                       VALUE        VALUE          PERIOD*             PERIOD
                                                                       2/1/05      7/31/05     2/1/05 - 7/31/05   2/1/05 - 7/31/05
                                                                     ----------   ----------   ----------------   ----------------
Prime Money Market Fund                       Institutional Shares   $ 1,000.00   $ 1,022.12       $ 2.71              0.54%
                                              Class A Shares           1,000.00     1,020.88         3.96              0.79%
                                              Class B Shares           1,000.00     1,017.16         7.70              1.54%
                                              Class C Shares           1,000.00     1,017.16         7.70              1.54%
                                              Advisor Shares           1,000.00     1,019.64         5.21              1.04%

Institutional Money Market Fund               Institutional Shares     1,000.00     1,023.75         1.05              0.21%
                                              Select Shares            1,000.00     1,023.36         1.45              0.29%
                                              Preferred Shares         1,000.00     1,023.01         1.81              0.36%
                                              Trust Shares             1,000.00     1,022.51         2.31              0.46%

Institutional Government Money Market Fund    Institutional Shares     1,000.00     1,023.75         1.05              0.21%
                                              Select Shares            1,000.00     1,023.36         1.45              0.29%
                                              Preferred Shares         1,000.00     1,023.01         1.81              0.36%
                                              Trust Shares             1,000.00     1,022.51         2.31              0.46%

Government Money Market Fund                  Institutional Shares     1,000.00     1,021.82         3.01              0.60%
                                              Class A Shares           1,000.00     1,020.83         4.01              0.80%

U.S. Treasury Money Market Fund               Institutional Shares     1,000.00     1,023.75         1.05              0.21%
                                              Select Shares            1,000.00     1,023.36         1.45              0.29%
                                              Preferred Shares         1,000.00     1,023.01         1.81              0.36%
                                              Trust Shares             1,000.00     1,022.51         2.31              0.46%

Michigan Municipal Money Market Fund          Institutional Shares     1,000.00     1,022.12         2.71              0.54%
                                              Class A Shares           1,000.00     1,021.32         3.51              0.70%

Municipal Money Market Fund                   Institutional Shares     1,000.00     1,022.91         1.91              0.38%
                                              Class A Shares           1,000.00     1,021.67         3.16              0.63%
                                              Select Shares            1,000.00     1,022.51         2.31              0.46%
                                              Preferred Shares         1,000.00     1,022.17         2.66              0.53%
                                              Trust Shares             1,000.00     1,021.67         3.16              0.63%


* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                       This page intentionally left blank.

                       This page intentionally left blank.

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                                Fifth Third Funds
Money Market Mutual Funds                        3435 Stelzer Road
                                                 Columbus, Ohio 43219

------------------------------------------------------------------------------------------

Investment Advisor                               Fifth Third Asset Management, Inc.
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------

Distributor                                      Fifth Third Funds Distributor, Inc.
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219

------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian          Fifth Third Bank
                                                 38 Fountain Square Plaza
                                                 Cincinnati, Ohio 45263

------------------------------------------------------------------------------------------

Sub-Administrator                                BISYS Fund Services Limited Partnership
                                                 3435 Stelzer Road
                                                 Columbus, Ohio 43219

------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent           BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                             3435 Stelzer Road
                                                 Columbus, Ohio 43219

------------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm    PricewaterhouseCoopers LLP
                                                 100 East Broad Street
                                                 Suite 2100
                                                 Columbus, Ohio 43215

------------------------------------------------------------------------------------------


                            [LOGO] FIFTH THIRD FUNDS

9/05                                                                   AR-MMF-05

          [LOGO]  Fifth Third Funds

                  STOCK AND BOND MUTUAL FUNDS
                  Annual Report to Shareholders

                  ----------------
                  July 31, 2005

                                [GRAPHIC OMITTED]

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending April 30 and October 31 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management, Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

Fifth Third Funds, like all mutual funds:

o are NOT FDIC insured
o have no bank guarantee
o may lose value

                                                              Our Message to You
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Economic Outlook and Commentary Section ...................................    1

Management Discussion of Fund Performance
Small Cap Growth Fund .....................................................    4
Mid Cap Growth Fund .......................................................    6
Quality Growth Fund .......................................................    8
Large Cap Core Fund .......................................................   10
Equity Index Fund .........................................................   12
Balanced Fund .............................................................   14
Micro Cap Value Fund ......................................................   16
Small Cap Value Fund ......................................................   18
Multi Cap Value Fund ......................................................   20
Disciplined Large Cap Value Fund ..........................................   22
Fifth Third LifeModel Aggressive Fund (SM).................................   24
Fifth Third LifeModel Moderately Aggressive Fund (SM)......................   26
Fifth Third LifeModel Moderate Fund (SM)...................................   28
Fifth Third LifeModel Moderately Conservative Fund (SM)....................   30
Fifth Third LifeModel Conservative Fund (SM)...............................   32
Strategic Income Fund .....................................................   34
Select Stock Fund .........................................................   36
Technology Fund ...........................................................   38
International Equity Fund .................................................   40
Bond Fund .................................................................   42
Intermediate Bond Fund ....................................................   44
Short Term Bond Fund ......................................................   46
U.S. Government Bond Fund .................................................   48
Municipal Bond Fund .......................................................   50
Intermediate Municipal Bond Fund ..........................................   52
Ohio Municipal Bond Fund ..................................................   54
Michigan Municipal Bond Fund ..............................................   56

Schedules of Portfolio Investments ........................................   59

Notes to Schedules of Portfolio Investments ...............................  110

Statements of Assets and Liabilities ......................................  118

Statements of Operations ..................................................  123

Statements of Changes in Net Assets .......................................  128

Notes to Financial Statements .............................................  146

Financial Highlights ......................................................  158

Notes to Financial Highlights .............................................  186

Report of Independent Registered Public Accounting Firm ...................  187

Supplemental Information ..................................................  188

[LOGO] Stock investors realized above average returns during the 12-month period ended July 31, 2005, while bond investors endured below average returns.

Major stock index returns were as follows:

      1.    The S&P 500(R) Index (1) of large cap stocks returned 14.04%.

      2.    The S&P 400(R) Index (1) of mid cap stocks returned 25.89%.

      3.    The Russell 2000(R) Index (1) of small cap stocks returned 24.79%.

      4.    The MSCI EAFE(R) Index (1) of international stocks returned 21.56%.

Major bond index returns were as follows:

      1.    The Lehman Brothers Aggregate Bond Index (1) returned 4.79%.

      2. The Lehman Brothers Intermediate Government/Credit Index (1) returned 3.06%.

      3.    The Lehman  Brothers  1-3 Year  Government  Bond Index (1)  returned
            1.36%.

      4.    The Lehman Brothers Municipal Bond Index (1) returned 6.35%.

Continued double-digit growth in corporate profits drove strong equity returns, along with the continuation of relatively low bond yields.

Weaker performance in the fixed income market resulted from an active Federal Reserve Board (the "Fed"), which raised the overnight fed funds rate from 1.25% to 3.25% during the fiscal year. In addition, the rate of inflation drifted upwards amid above average economic growth and a rise in energy prices.

Several patterns that investors have experienced for the past few years repeated themselves during the period, including the outperformance of mid cap and small cap stocks, relative to large cap names, and international large cap equities outpacing domestic large cap stocks.

During the fiscal year the managers of the Fifth Third Funds focused on quality, growth potential and valuation characteristics within their individual portfolios.

The fiscal year was highlighted by four events that, arguably, had the largest effect on the financial markets:

      1.    The outcome, and finality, of the November 2004 elections.

      2.    An active Federal Reserve.

      3.    The flattening of the yield curve.

      4.    A dramatic rise in the price of energy.

The outcome of the November elections, which were quickly resolved, helped stocks move sharply higher from the final week of October through the end of 2004 (propelling the S&P 500(R) Index 10% during that time). In 2005, stocks rallied into March, but fell in early April as economic and corporate profit growth concerns followed sharp increases in energy prices. In late April, stocks began another comeback on stronger than expected corporate earnings and a downward move in long-term bond yields, and the period finished with an unusually strong July.

Within the bond market, the Fed's commitment to raising rates at the short end of the yield curve combined with sustained buying pressure on the long end to create a "conundrum," as described by Federal Reserve Board Chairman Alan Greenspan. The yield on the two-year Treasury bond started the fiscal year at 2.68%, but ended the period on July 31, 2005 at 4.01%. In contrast, the yield on the 10-year Treasury bond started the fiscal year at 4.47% and ended the period on July 31, 2005 at 4.28%. For the first time in history, the long end of the yield curve did not respond to a Fed tightening cycle by moving higher as well. This flattening of the curve frustrated the Fed, which believed higher long-term yields would cool the housing market and the overall economy, but the bond market did not cooperate.

Energy prices proved unsettling for investors and frustrating for consumers. To us, what differentiates this rise in the price of oil from past increases is that this one is demand driven, whereas past spikes resulted from shocks to the supply side of the equation. Such conditions increase the potential staying power of higher energy prices, as long as demand continues to expand.

Complicating matters shortly after the period's end was the damage caused by Hurricane Katrina, which raised supply concerns and led to a price spike that added elevated risk to the country's economic expansion. As of this writing, however, we are encouraged by the progress being made in restoring energy assets along the Gulf Coast.

We also continue to be encouraged by the underlying strength of the U.S. economy, even with the drag of higher energy prices and the direct and indirect challenges stemming from Hurricane Katrina. Similarly, we are heartened by the resilience of the American spirit to overcome adversity.

As we move into the new fiscal year, we are focusing on the Fed, inflation, energy and the U.S. consumer. While economic and corporate growth may slow early on, we remain optimistic that the Fed will not risk a recession in the U.S.

Thank you for your continued confidence in the Fifth Third Funds.

/s/ Keith Wirtz
    Keith Wirtz, CFA
    Chief Investment Officer

/s/ John Augustine
    John Augustine, CFA
    Chief Investment Strategist

The foregoing information and opinions are for general information only. Fifth Third Asset Management, Inc. does not guarantee the accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering of individual or personalized investment advice.

(1) Terms and Definitions
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock(R) Index ("S&P 500(R)") is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

The Standard & Poor's MidCap 400(R) Index ("S&P 400(R)") is an index comprised of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation.

The Russell 2000(R) Index which measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The companies which comprise this index have high price-to-book ratios and higher forecasted growth values.

The Morgan Stanley Capital International(R) Europe Australasia and Far East Index ("MSCI(R) EAFE") is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The Lehman Brothers Intermediate Government/Credit Index is composed of investment grade corporate debt issues as well as debt issues of U.S. Government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

The Lehman Brothers 1-3 Year Government Bond Index is the 1-3 year component of the U.S. Government index. It consists of securities in the U.S. Government Index with a maturity from one up to but not including three years.

The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market, the bonds included in this index must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the Alternative Minimum tax.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

                       This page intentionally left blank.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Small Cap Growth Fund

For the 12-month period ended July 31, 2005, the Fifth Third Small Cap Growth Fund (Institutional Shares) produced a total return of 20.81%, lagging its benchmark, the Russell 2000(R) Growth Index, which gained 22.58%.

After pre-election uncertainty and post-election relief contributed to market volatility during the first part of the period, rising oil prices and climbing short-term interest rates dampened enthusiasm across the equity markets during the spring. Yet the resilient U.S. economy inspired investors through the final months of the period. As a group, small stocks outperformed large cap holdings, yet trailed mid cap stocks. Sharpening the volatility among growth stocks was the continued dominance of value holdings.

Hindering the Fund's performance was its position in the healthcare sector. Select holdings in the biotechnology, medical equipment and supplies areas sagged significantly, exacerbating lackluster returns from this group. +

Similarly, communications equipment stocks pulled down the Fund's information technology stake. As customer preferences shifted from smaller to bigger vendors and merger and acquisition activity swept across the service provider group, which generally put spending plans on hold, smaller stocks struggled to meet expectations. +

Generating positive returns for the Fund were holdings within the consumer discretionary and energy sectors. Apparel stores and other specialty retailers propelled the discretionary group as consumer spending levels remained robust. Homebuilders added a lift, strengthened by the continuing rally in the residential real estate market. +

Elsewhere, an overweight position, relative to the benchmark, carried the Fund's energy stake to a sizable gain as oil-related stocks thrived. +

Moving forward, the Fund will attempt to be more streamlined-by holding approximately 65-75 stocks instead of the previous 125-140. As part of a broader philosophical change, positions in companies with risky profiles and slower growth stocks were eliminated, leaving only companies operating with solid fundamentals that we believe display good prospects for sustainable growth. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                            1 Year   5 Year   10 Year  Value (2)
                                            ------   ------   -------  ---------
Institutional Shares                        20.81%   1.81%     8.02%    $21,638
--------------------------------------------------------------------------------
Class A Shares*                             14.43%   0.51%     7.21%    $20,058
--------------------------------------------------------------------------------
Class B Shares**                            14.56%   0.48%     6.93%    $19,546
--------------------------------------------------------------------------------
Class C Shares**                            19.57%   0.79%     6.94%    $19,569
--------------------------------------------------------------------------------
Advisor Shares                              20.13%   1.28%     7.47%    $20,555
--------------------------------------------------------------------------------
Russell 2000(R)
Growth Index (1)                            22.58%  -1.46%     5.08%    $16,414
--------------------------------------------------------------------------------
Lipper Small-Cap
Growth Funds Average (1)                    22.12%  -1.12%     8.57%    $25,021
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October, 29, 2001, the quoted performance of the Small Cap Growth Fund Institutional Shares reflects the performance of the Kent Small Company Growth Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for Class A Shares reflects the performance of the Kent Small Company Growth Investment Shares, with an inception date of December 4, 1992, adjusted for maximum sales charge. The inception date for Class B, Class C and Advisor Shares is October 29, 2001. The quoted performance of Class B, Class C and Advisor Shares reflects the performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

General Cable Corp. ..........................       1.80%
American Medical Systems Holdings, ...........       1.74%
WCI Communities, Inc. ........................       1.64%
Labor Ready, Inc. ............................       1.62%
A.S.V., Inc. .................................       1.51%
Parametric Technology Corp. ..................       1.44%
aQuantive, Inc. ..............................       1.42%
Hibbet Sporting Goods, Inc. ..................       1.42%
RC2 Corp. ....................................       1.39%
Children's Place Retail Stores, Inc. .........       1.39%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Small Cap Growth Fund

GROWTH OF A $10,000 INVESTMENT

            Fifth Third Small Cap
                 Growth Fund           Russell 2000(R)        Lipper Small-Cap
            (Institutional Shares)      Growth Index        Growth Funds Average
7/31/1995           10000                  10000                    10000
                    10500                  10332                    10453
   Dec-95           10536                  10485                    10706
                    11145                  11087                    11490
                    11881                  11735                    12503
                    11948                  11635                    12717
   Dec-96           12586                  11665                    12651
                    12343                  10442                    11374
                    14566                  12275                    13422
                    16792                  14352                    15664
   Dec-97           16103                  13176                    14663
                    17610                  14741                    16472
                    16797                  13894                    15899
                    13235                  10788                    12424
   Dec-98           15112                  13338                    15429
                    13874                  13114                    15164
                    16618                  15047                    17384
                    16100                  14307                    17602
   Dec-99           19340                  19085                    25170
                    20924                  20857                    29138
                    20654                  19319                    27212
                    21024                  18552                    27371
   Dec-00           19267                  14804                    22742
                    16430                  12554                    18547
                    18830                  14810                    21766
                    15312                  10651                    16459
    1-Dec           18475                  13438                    20407
                    18874                  13175                    20019
                    16701                  11107                    17155
                    13500                   8717                    13880
    2-Dec           13857                   9372                    14641
                    13405                   9008                    14115
                    15641                  11183                    17257
                    17205                  12354                    18912
    3-Dec           19462                  13921                    21334
                    19844                  14698                    22212
                    19717                  14711                    22141
                    18467                  13827                    20796
    4-Dec           20638                  15912                    23784
                    19902                  14826                    22626
                    20416                  15342                    23610
7/31/2005           21638                  16414                    25021

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Russell 2000(R) Growth Index and the Lipper Small-Cap Growth Funds Average. The Russell 2000(R) Growth Index tracks the performance of common stocks that measure the performance of the securities found in the Russell 2000(R) universe with higher forecasted growth values. The Lipper Small-Cap Growth Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

      The Russell 2000(R) Growth Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Small-Cap Growth Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Mid Cap Growth Fund

For the 12-month period ended July 31, 2005, the Fifth Third Mid Cap Growth Fund (Institutional Shares) produced a total return of 23.69%, trailing its benchmark, the Russell MidCap(R) Growth Index, which gained 25.65%.

After election-related developments fueled volatility during the first half of the period, stocks behaved similarly in the second half, dropping through March and April and rising through the final three months of the fiscal period. Worries over increasing interest rates and surging oil prices contributed to the spring malaise, which dissipated as economic growth continued along a solid, steady path and inflation pressures remained muted.

Mid cap stocks collectively outpaced smaller and larger stocks during the period, although value holdings extended their lengthy dominance over growth stocks. Accordingly, classic value sectors such as energy, utilities and telecommunications services led the broader indexes.

Within the Fund, ineffective stock picking contributed to underperformance within the healthcare and information technology sectors. While the Fund's medical equipment and device companies provided solid healthcare gains, modest exposure to the service providers area proved detrimental. +

In the technology stock arena, communications equipment stocks struggled to meet expectations as customer preferences shifted from smaller to bigger vendors and merger and acquisition activity swept across the service provider group, which generally put spending plans on hold. +

Over the course of the period, the Fund reduced its technology stock exposure from an overweight stake, relative to the benchmark, to an underweight position. Most of the proceeds were directed into the energy sector, which ranked among the Fund's leading performers due to strong performances from exploration and production companies and service outfits. Service firms attracted the bulk of the new investments, specifically offshore drillers.

Consumer discretionary investments also performed well as the enduring strength of the U.S. consumer propped up specialty retailers in the apparel, auto parts and craft goods industries. Furthermore, historically low mortgage rates and solid job growth set the stage for solid returns from homebuilders.

Investment Risk Considerations
--------------------------------------------------------------------------------

Mid capitalization funds typically carry additional risk since mid-size companies generally have a higher risk of failure. Historically, mid-size companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                            1 Year   5 Year   10 Year  Value (2)
                                            ------   ------   -------  ---------
Institutional Shares                        23.69%   -0.27%    8.14%    $21,864
--------------------------------------------------------------------------------
Class A Shares*                             17.18%   -1.55%    7.37%    $20,362
--------------------------------------------------------------------------------
Class B Shares**                            17.46%   -1.38%    7.00%    $19,669
--------------------------------------------------------------------------------
Class C Shares**                            22.36%   -1.30%    7.15%    $19,950
--------------------------------------------------------------------------------
Advisor Shares                              23.00%   -0.76%    7.66%    $20,923
--------------------------------------------------------------------------------
Russell MidCap(R)
Growth Index (1)                            25.65%   -2.89%    9.39%    $24,528
--------------------------------------------------------------------------------
Lipper Mid-Cap Growth
Funds Average (1)                           22.58%   -3.18%    8.06%    $22,503
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The inception dates for the Institutional, Class B, Class C and Advisor Shares of the Mid Cap Growth Fund are August 11, 1998, October 11, 2000, April 24, 1996 and October 29, 2001, respectively. Prior to such dates, quoted performance reflects the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

D. R. Horton, Inc. ....................................    2.32%
Advance Auto Parts, Inc. ..............................    2.02%
Caremark Rx, Inc. .....................................    1.91%
Chico's FAS, Inc. .....................................    1.87%
American Medical Systems Holdings, ....................    1.86%
Ultra Petroleum Corp. .................................    1.83%
Gilead Sciences, Inc. .................................    1.82%
Nextel Partners Inc., Class A .........................    1.79%
Nabors Industries Ltd. ................................    1.79%
Polo Ralph Lauren .....................................    1.76%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Mid Cap Growth Fund

GROWTH OF A $10,000 INVESTMENT

              Fifth Third Mid Cap
                 Growth Fund         Russell MidCap(R)    Lipper Mid-Cap Growth
            (Institutional Shares)      Growth Index          Funds Average
7/31/1995           10000                  10000                  10000
                    10539                  10335                  10415
   Dec-95           10323                  10529                  10674
                    10873                  11208                  11299
                    10890                  11627                  12008
                    11503                  12022                  12284
   Dec-96           12139                  12369                  12414
                    11692                  11919                  11587
                    13578                  13673                  13388
                    15895                  15586                  15312
   Dec-97           16101                  15158                  14817
                    17414                  16967                  16648
                    16169                  16956                  16623
                    14009                  14126                  13574
   Dec-98           16662                  17866                  16972
                    15903                  18476                  17135
                    17677                  20401                  18991
                    15839                  19379                  18424
   Dec-99           19505                  27029                  25484
                    22079                  32739                  29815
                    21286                  30314                  28024
                    23045                  31079                  29686
   Dec-00           20856                  23854                  24186
                    17327                  17870                  18800
                    20565                  20762                  21126
                    15900                  14990                  15935
    1-Dec           19545                  19047                  19106
                    19095                  18710                  18762
                    15576                  15294                  16081
                    12766                  12667                  13341
    2-Dec           13598                  13827                  13977
                    13244                  13825                  13691
                    15767                  16418                  16049
                    16599                  17593                  16937
    3-Dec           18700                  19733                  18858
                    19218                  20687                  19660
                    19109                  20905                  19776
                    17990                  19999                  18775
    4-Dec           20254                  22787                  21308
                    19559                  22407                  20642
                    20855                  23176                  21316
7/31/2005           21864                  24528                  22503

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Russell MidCap(R) Growth Index and the Lipper Mid-Cap Growth Funds Average.

     The Russell MidCap(R) Growth Index measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Lipper Mid-Cap Growth Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Russell MidCap(R) Growth Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Mid-Cap Growth Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Quality Growth Fund

For the 12-month period ended July 31, 2005, the Fifth Third Quality Growth Fund (Institutional Shares) produced a total return of 12.13%, underperforming its benchmark, the Russell 1000(R) Growth Index, which gained 13.04%.

Investors gradually warmed to higher quality growth stocks during the period as confidence grew about the economy's solid footing and inflation's limited influence. Following a marketwide lull in March and April, the Fund benefited from the more optimistic sentiment through the final three months of the fiscal period and recovered accordingly, albeit not as much as its benchmark.

Weighing on performance was a complete lack of exposure to the materials, telecommunications and utilities sectors-three groups that don't comprise a large portion of the Index but performed well. As all three industries continue to lack significant growth opportunities, the Fund remained on the sideline. +

The defensive mindset that fueled interest in those three sectors also steered investors into the consumer staples space, which performed relatively well through the first nine months of the period before faltering somewhat. Because we believed the sector was rife with deteriorating fundamentals and high valuations, the Fund held an underweight position, relative to the benchmark, which diminished returns. +

Contributing positively to performance were holdings in the energy sector, which performed well. Consisting of integrated oil companies and service outfits, the Fund's stake was modestly overweight, relative to the benchmark. +

Gains from specialty growth retailers boosted returns from the Fund's consumer discretionary position, as did an aversion to more economically sensitive areas of the sector, such as media and entertainment companies, which underperformed.

By the period's close, the Fund was more diversified across sectors in an effort to soften volatility. Related moves included a reduction in exposure to the consumer discretionary, industrials and information technology sectors. Stakes were padded in the financial services group-specifically among investment banks and insurance providers-and healthcare-specifically in the managed care, medical product and biotechnology spaces. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                            1 Year   5 Year   10 Year  Value (2)
                                            ------   ------   -------  ---------
Institutional Shares                        12.13%   -6.03%    8.04%    $21,675
--------------------------------------------------------------------------------
Class A Shares*                              6.22%   -7.23%    7.30%    $20,238
--------------------------------------------------------------------------------
Class B Shares**                             5.95%   -7.30%    6.92%    $19,519
--------------------------------------------------------------------------------
Class C Shares**                            10.95%   -6.97%    7.15%    $19,946
--------------------------------------------------------------------------------
Advisor Shares                              11.57%   -6.50%    7.59%    $20,792
--------------------------------------------------------------------------------
Russell 1000(R)
Growth Index (1)                            13.04%   -8.72%    7.48%    $20,564
--------------------------------------------------------------------------------
S&P 500(R) Index (1)                        14.04%   -1.35%    9.98%    $25,888
--------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average (1)                      12.60%   -2.63%    8.20%    $22,454
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The inception dates for the Institutional, Class B, Class C and Advisor Shares of the Quality Growth Fund are August 11, 1998, October 11, 2000, April 25, 1996 and October 29, 2001, respectively. Prior to such dates, quoted performance reflects the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Intel Corp. ...........................................    3.51%
Texas Instruments, Inc. ...............................    3.01%
EMC Corp. .............................................    2.79%
CVS Corp. .............................................    2.69%
Henry Schein, Inc. ....................................    2.57%
Office Depot, Inc. ....................................    2.56%
Linear Technology Corp. ...............................    2.56%
Broadcom Corp., Class A ...............................    2.52%
Motorola, Inc. ........................................    2.51%
Goldman Sachs Group, Inc. .............................    2.49%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Quality Growth Fund

GROWTH OF A $10,000 INVESTMENT

                Fifth Third
              Quality Growth
                   Fund                                          Lipper Large-
              (Institutional    Russell 1000                    Cap Core Funds
                  Shares)       Growth Index   S&P 500 Index        Average
7/31/1995          10000            10000          10000             10000
                   10269            10472          10448             10382
   Dec-95          10790            10949          11076             10856
                   11242            11537          11671             11456
                   11860            12271          12194             11884
                   12435            12713          12571             12266
   Dec-96          13344            13481          13618             13137
                   13384            13554          13984             13285
                   16077            16117          16423             15419
                   17262            17328          17653             16712
   Dec-97          17708            17591          18159             16967
                   19814            20257          20691             19093
                   19814            21176          21378             19513
                   17976            19253          19256             17281
   Dec-98          23048            24400          23353             20925
                   23843            25951          24516             21718
                   25315            26950          26241             23224
                   24574            25963          24606             21708
   Dec-99          28548            32491          28265             24987
                   30611            34806          28912             25971
                   30070            33867          28144             25347
                   29517            32045          27871             25402
   Dec-00          27457            25205          25692             23646
                   22830            19937          22648             20809
                   24125            21616          23972             21914
                   19856            17420          20455             18616
    1-Dec          23681            20058          22641             20666
                   23059            19539          22703             20626
                   18508            15890          19663             17947
                   15083            13499          16268             15064
    2-Dec          15982            14465          17639             16082
                   15440            14310          17083             15528
                   17887            16358          19712             17715
                   18814            16998          20233             18137
    3-Dec          20997            18768          22696             20183
                   21063            18915          23080             20430
                   20785            19282          23477             20646
                   19158            18274          23038             20113
    4-Dec          20811            19950          25163             21868
                   19778            19135          24623             21423
                   20534            19606          24960             21678
7/31/2005          21675            20564          25888             22454

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Russell 1000(R) Growth Index, the S&P 500(R) Index and the Lipper Large-Cap Core Funds Average. The Russell 1000(R) Growth Index measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The S&P 500(R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lipper Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Russell 1000(R) Growth Index and the S&P 500(R) Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Large Cap Core Fund

For the 12-month period ended July 31, 2005, the Fifth Third Large Cap Core Fund (Institutional Shares) produced a total return of 14.92%, outperforming its benchmark, the S&P 500(R) Index, which advanced 14.04%.

Constructed around an investment strategy that relies on quantitative analysis, or a series of financial calculations, the Fund effectively matched the broader market's leading trends during the period.

Focused on factors such as a company's valuation, earnings quality, profitability and use of capital, in addition to a mathematical assessment of the market's sentiment regarding a stock, the Fund's research process highlights stocks that feature the best prospects for positive returns while minimizing risk relative to the benchmark. Holdings are rebalanced monthly.

Most notably, a bias toward stocks with lower price-to-earnings (1) (P/E) ratios paid off as investor's lengthy attraction to cheaper valuations-generally associated with value holdings-continued throughout much of the year. Sentiment seemed to shift, however, in the spring as the range in P/E ratios narrowed and increased risk tolerance surfaced.

As growth factors such as increasing earnings and accelerating sales started to gain traction, the Fund's orientation gradually adjusted as well, although it ended the period still modestly favoring lower price-to-earning stocks.

Investment themes that proved ineffective during the period included a preference for companies with high earnings quality and those demonstrating disciplined use of capital, both of which faltered amid a flight to stocks with less reliable earnings and companies that are less disciplined with their capital. As our bias toward fundamentally sound companies is rooted in historical research, such short-term results offer insight into performance but tend not to lead to changes in the Fund's makeup. +

From a sector standpoint, the Fund, which held about 140 stocks, benefited from its stake in the energy group, which enjoyed strong growth as oil prices surged. Conversely, the Fund's modest utilities sector position lagged. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                           1 Year   5 Year   10 Year   Value (2)
                                           ------   ------   -------   ---------
Institutional Shares                       14.92%   -2.39%     7.96%   $  21,517
--------------------------------------------------------------------------------
Class A Shares*                             8.82%   -3.63%     7.14%   $  19,937
--------------------------------------------------------------------------------
Class B Shares**                            8.67%   -3.74%     6.87%   $  19,433
--------------------------------------------------------------------------------
Class C Shares**                           13.73%   -3.38%     6.87%   $  19,440
--------------------------------------------------------------------------------
Russell 1000(R) Index (1)                  16.20%   -0.80%    10.17%   $  26,337
--------------------------------------------------------------------------------
S&P 500(R) Index (1)                       14.04%   -1.35%     9.98%   $  25,888
--------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average (1)                     12.60%   -2.63%     8.20%   $  22,454
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance of the Large Cap Core Fund Institutional Shares reflects the performance of the Kent Growth and Income Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects performance of the Kent Growth and Income Fund Investment Shares, with an inception date of December 1, 1992, adjusted for maximum sales charge. The inception date of Class B and Class C Shares is October 29, 2001. The quoted performance of Class B and Class C Shares reflects the performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Exxon Mobil Corp. ..........................       3.69%
Microsoft Corp. ............................       2.76%
Citigroup, Inc. ............................       2.45%
General Electric Corp. .....................       2.30%
Pfizer, Inc. ...............................       2.23%
Johnson & Johnson. .........................       2.18%
Intel Corp. ................................       2.04%
Bank of America Corp. ......................       2.04%
Wells Fargo & Co. ..........................       1.50%
Coca-Cola Co. ..............................       1.48%

+    Portfolio composition is subject to change.

(1) Price/Earnings (P/E) Ratio is the price of a stock divided by its historical earnings per share.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Large Cap Core Fund

GROWTH OF A $10,000 INVESTMENT

                  Fifth Third
                   Large Cap                               Lipper Large-
                   Core Fund       Russell                   Cap Core
                (Institutional     1000(R)    S&P 500(R)      Funds
                    Shares)         Index       Index        Average
7/31/1995            10000          10000       10000         10000
                     10431          10490       10448         10382
   Dec-95            11200          11074       11076         10856
                     11661          11685       11671         11456
                     12196          12161       12194         11884
                     12485          12558       12571         12266
   Dec-96            13346          13560       13618         13137
                     13601          13770       13984         13285
                     15310          16085       16423         15419
                     16681          17489       17653         16712
   Dec-97            16568          18015       18159         16967
                     18718          20424       20691         19093
                     19321          20934       21378         19513
                     17509          18776       19256         17281
   Dec-98            21219          22883       23353         20925
                     22156          23827       24516         21718
                     23633          25524       26241         23224
                     22148          23839       24606         21708
   Dec-99            25205          27668       28265         24987
                     25467          28876       28912         25971
                     24708          27885       28144         25347
                     24235          28084       27871         25402
   Dec-00            22369          25513       25692         23646
                     19706          22308       22648         20809
                     20728          23715       23972         21914
                     17788          20103       20455         18616
    1-Dec            19502          22337       22641         20666
                     19534          22502       22703         20626
                     16914          19474       19663         17947
                     13844          16180       16268         15064
    2-Dec            14866          17501       17639         16082
                     14346          16986       17083         15528
                     16348          19659       19712         17715
                     16706          20248       20233         18137
    3-Dec            18747          22732       22696         20183
                     19208          23164       23080         20430
                     19390          23489       23477         20646
                     18951          23064       23038         20113
    4-Dec            20742          25324       25163         21868
                     20673          24841       24623         21423
                     20898          25351       24960         21678
7/31/2005            21517          26337       25888         22454

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Russell 1000(R) Index, the S&P 500(R) Index and the Lipper Large-Cap Core Funds Average. The Russell 1000(R) Index measures the performance of 1,000 largest securities found in the Russell universe. The S&P 500(R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lipper Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Russell 1000(R) Index and the S&P 500(R) Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Equity Index Fund

For the 12-month period ended July 31, 2005, the Fifth Third Equity Index Fund (Institutional Shares) produced a total return of 13.86%, compared to its benchmark, the S&P 500(R) Index, which advanced 14.04%.

As the Fund seeks to duplicate the returns of the S&P 500(R) Index, slight underperformance is expected, due primarily to Fund management fees and operating expenses. While market inefficiencies stemming from Index membership changes occasionally offer opportunities to make up some of the difference, the latter half of the year offered few such opportunities. In fact, there were no Index constituent changes during the second calendar quarter of 2005, an event that last happened in the first quarter of 1993.

Generally speaking, stocks with lower price-to-earnings 1 (P/E) ratios outperformed those with higher PE ratios during the period, reflecting a continuing preference for lower-valued companies. Supporting that trend, stocks with lower price-to-book ratios also posted stronger returns. Additionally, companies with earnings growth at the high and low ends of spectrum outperformed those in the middle, while stocks with largest market capitalizations lagged smaller stocks.

From a sector standpoint, the energy group paced the Index, benefiting from surging oil prices and increasing capital expenditure budgets at companies seeking to meet steadily climbing worldwide demand. As long-term interest rates fell, income seeking investors bid up the utilities sector, which traditionally features stable dividend yields. The interest rate environment also allowed mortgage rates to linger near historically low levels, which helped homebuilders thrive and prop up the consumer discretionary sector. +

On the downside, interest rate worries and accounting probes weighed on the financial services group, which was the worst performer during the period. Telecommunication services providers also lagged the benchmark as competitive pressures and limited growth potential disheartened many investors. The industrials group endured a cyclical slump as prospects for the broader economy dimmed. +

Investment Risk Considerations
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in common stock of companies that make up the S&P 500(R) Index. The Advisor attempts to track the performance of the S&P 500(R) Index to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500(R) Index without taking into account the Fund's expenses.

It is important to remember that there are risks associated with index investing, including the potential risk of market decline, as well as the risks associated with investing in specific companies.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                           1 Year   5 Year   10 Year   Value (2)
                                           ------   ------   -------   ---------
Institutional Shares                       13.86%   -1.63%    9.56%    $ 24,921
--------------------------------------------------------------------------------
Class A Shares*                             7.91%   -2.89%    8.73%    $ 23,083
--------------------------------------------------------------------------------
Class B Shares**                            7.74%   -3.00%    8.48%    $ 22,579
--------------------------------------------------------------------------------
Class C Shares**                           12.72%   -2.61%    8.49%    $ 22,585
--------------------------------------------------------------------------------
Advisor Shares                             13.28%   -2.11%    9.04%    $ 23,761
--------------------------------------------------------------------------------
Select Shares                              13.79%   -1.72%    9.49%    $ 24,763
--------------------------------------------------------------------------------
Preferred Shares                           13.62%   -1.79%    9.42%    $ 24,593
--------------------------------------------------------------------------------
Trust Shares                               13.53%   -1.88%    9.31%    $ 24,356
--------------------------------------------------------------------------------
S&P 500(R) Index (1)                       14.04%   -1.35%    9.98%    $ 25,888
--------------------------------------------------------------------------------
Lipper S&P 500(R) Index
Objective Funds Average (1)                13.43%   -1.89%    9.53%    $ 24,857
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*     Reflects the maximum sales charge of 5.00%.

**    Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance of the Equity Index Fund Institutional Shares reflects the performance of the Kent Index Equity Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the quoted performance for the Class A Shares reflects the performance of the Kent Index Equity Fund Investment Shares, with an inception date of November 25, 1992, adjusted for maximum sales charge. The inception date for the Class B, Class C and Advisor Shares is October 29, 2001. Prior to such date, quoted performance of Class B, Class C and Advisor Shares reflects performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares. The inception date for the Select, Preferred and Trust Shares is October 20, 2003. Prior to such date, quoted performance of the Select, Preferred and Trust Shares reflects performance of the Institutional Shares and is adjusted to reflect expenses for Select, Preferred and Trust Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Exxon Mobil Corp. ................................    2.86%
General Electric Corp. ...........................    2.80%
Microsoft Corp. ..................................    1.97%
Citigroup, Inc. ..................................    1.73%
Pfizer, Inc. .....................................    1.51%
Johnson & Johnson ................................    1.46%
Bank of America Corp. ............................    1.34%
Intel Corp. ......................................    1.28%
Wal-Mart Stores, Inc. ............................    1.26%
American International Group, Inc. ...............    1.20%

+    Portfolio composition is subject to change.

(1) Price/Earnings (P/E) Ratio is the price of a stock divided by its historical earnings per share. Price-to-Book Ratio (P/B) is used to compare a stock's market value to its book value.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Equity Index Fund

GROWTH OF A $10,000 INVESTMENT

                  Fifth Third                      Lipper
                  Equity Index                 S&P 500 Index
                     Fund                        Objective
                (Institutional    S&P 500(R)       Funds
                    Shares)         Index         Average
7/31/1995            10000          10000          10000
                     10428          10448          10437
   Dec-95            11043          11076          11053
                     11617          11671          11634
                     12118          12194          12142
                     12481          12571          12502
   Dec-96            13493          13618          13528
                     13846          13984          13871
                     16223          16423          16276
                     17401          17653          17472
   Dec-97            17885          18159          17950
                     20359          20691          20429
                     21017          21378          21083
                     18917          19256          18977
   Dec-98            22938          23353          23011
                     24070          24516          24126
                     25744          26241          25790
                     24101          24606          24160
   Dec-99            27653          28265          27722
                     28266          28912          28319
                     27491          28144          27536
                     27215          27871          27256
   Dec-00            25083          25692          25111
                     22089          22648          22116
                     23360          23972          23384
                     19915          20455          19930
    1-Dec            22018          22641          22034
                     22057          22703          22072
                     19088          19663          19095
                     15779          16268          15789
    2-Dec            17096          17639          17105
                     16551          17083          16549
                     19084          19712          19076
                     19564          20233          19559
    3-Dec            21917          22696          21916
                     22272          23080          22264
                     22637          23477          22625
                     22202          23038          22181
    4-Dec            24247          25163          24207
                     23714          24623          23671
                     24029          24960          23973
7/31/2005            24921          25888          24857

The minimum investment for the Institutional Share Class is $5 million, based on the initial investment of $5 million the ending value for the Institutional Shares would have been $12,460,486.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the S&P 500(R) Index and the Lipper S&P 500(R) Index Objective Funds Average. The S&P 500(R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lipper S&P 500(R) Index Objective Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The S&P 500(R) Index is an unmanaged index and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper S&P 500(R) Index Objective Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Balanced Fund

For the 12-month period ended July 31, 2005, the Fifth Third Balanced Fund (Institutional Shares) produced a total return of 8.73%, the Fund's benchmarks, the S&P 500(R) Index returned 14.04% and the Lehman Brothers Aggregate Bond Index advanced 4.79%.

Maintaining a high quality orientation throughout the period, the underperformance of the equity portion of the Fund may largely be traced to the final three months of 2004, when lower quality stocks thrived.

More specifically, riskier stocks within the information technology sector led the broader market higher in a relief rally following the quick resolution of the Presidential election. Against such a backdrop, the Fund's collection of larger software developers and stable companies within the hardware and networking spaces struggled to keep pace. +

Also weighing on returns was the Fund's energy stake, a collection of integrated oil, service and drilling names that rose significantly but fell short of the benchmark. +

An underweight position, relative to the benchmark, in the financial services sector contributed to gains as solid fundamentals anchored the Fund's insurance company stocks. Drug distribution and medical device companies bolstered returns from the healthcare group, offsetting extended woes within the pharmaceutical space. +

Within the fixed income portion of the Fund, an underweight position in corporate bonds, which rallied as investors sought out better yielding assets, diminished performance. Despite the surge in valuations, the Fund maintained a relatively light stake in corporate debentures at the period's close, reflecting a wariness of the growing likelihood that some companies will make shareholder friendly moves-which rarely benefit bondholders. +

Slipping long-term interest rates helped keep mortgage rates low, which contributed to solid gains from mortgage backed securities and asset backed securities. The Fund also benefited modestly from a shorter-than-the-benchmark duration position, which helped reduce the impact of increasing short-term rates. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                     1 Year     5 Year    10 Year      Value (2)
                                     ------     ------    -------      ---------
Institutional Shares                  8.73%     -1.89%     7.04%       $ 19,738
--------------------------------------------------------------------------------
Class A Shares*                       2.97%     -3.15%     6.30%       $ 18,426
--------------------------------------------------------------------------------
Class B Shares**                      2.61%     -3.20%     5.92%       $ 17,780
--------------------------------------------------------------------------------
Class C Shares**                      7.62%     -2.85%     6.11%       $ 18,101
--------------------------------------------------------------------------------
Advisor Shares                        8.08%     -2.44%     6.42%       $ 18,636
--------------------------------------------------------------------------------
S&P 500(R) Index (1)                 14.04%     -1.35%     9.98%       $ 25,888
--------------------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index (1)                        4.79%      7.01%     6.75%       $ 19,219
--------------------------------------------------------------------------------
Lipper Balanced
Funds Average (1)                    11.18%      2.47%     7.68%       $ 21,243
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The inception dates for the Institutional, Class B, Class C and Advisor Shares are August 11, 1998, October 11, 2000, April 25, 1996 and October 29, 2001, respectively. Prior to such dates, quoted performance reflects the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B, Class C and Advisor Shares.

Top Ten Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Wells Fargo & Co. ............................   3.16%
Fannie Mae, 5.50%, 6/1/33 ....................   2.86%
Synovus Financial Corp. ......................   2.53%
Dell, Inc. ...................................   2.17%
Microsoft Corp. ..............................   2.15%
Honeywell International, Inc. ................   1.96%
Exxon Mobil Corp. ............................   1.95%
Analog Devices, Inc. .........................   1.94%
McDonald's Corp. .............................   1.92%
United Technologies Corp. ....................   1.89%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Balanced Fund

GROWTH OF A $10,000 INVESTMENT

             Fifth Third
            Balanced Fund                    Lehman Brothers
           (Institutional                    Aggregate Bond   Lipper Balanced
               Shares)     S&P 500(R) Index       Index        Funds Average
7/31/1995       10000           10000             10000            10000
                10265           10448             10219            10314
   Dec-95       10629           11076             10655            10764
                10784           11671             10466            11046
                11050           12194             10525            11307
                11530           12571             10720            11609
   Dec-96       12142           13618             11041            12227
                12098           13984             10980            12228
                13778           16423             11383            13554
                14833           17653             11761            14491
   Dec-97       15066           18159             12107            14707
                16182           20691             12296            15886
                16097           21378             12583            16080
                15068           19256             13115            15063
   Dec-98       17755           23353             13159            16945
                17862           24516             13094            17218
                18614           26241             12979            17980
                17949           24606             13067            17186
   Dec-99       20531           28265             13051            18496
                21674           28912             13339            19055
                21626           28144             13571            18834
                22103           27871             13980            19225
   Dec-00       21002           25692             14568            18890
                18193           22648             15010            17831
                19387           23972             15095            18533
                16615           20455             15791            16931
    1-Dec       19228           22641             15798            18162
                19010           22703             15813            18189
                16744           19663             16397            16856
                15351           16268             17149            15216
    2-Dec       16084           17639             17419            15963
                15817           17083             17661            15684
                16930           19712             18103            17425
                17244           20233             18077            17753
    3-Dec       18444           22696             18134            19130
                18551           23080             18616            19555
                18517           23477             18161            19511
                18326           23038             18741            19440
    4-Dec       19344           25163             18920            20694
                19373           24623             18829            20430
                19537           24960             19396            20794
7/31/2005       19738           25888             19219            21243

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the S&P 500(R) Index, the Lehman Brothers Aggregate Bond Index and Lipper Balanced Target Maturity Funds Average. The S&P 500(R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lehman Brothers Aggregate Bond Index is generally representative of the bond market as a whole. The Lipper Balanced Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The S&P 500(R) Index and the Lehman Brothers Aggregate Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Balanced Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Micro Cap Value Fund

For the 12-month period ended July 31, 2005, the Fifth Third Micro Cap Value Fund (Institutional Shares) produced a total return of 13.86%, lagging its benchmarks, the Russell 2000(R) Value Index, and the Russell Micro Cap Index (1) which gained 26.72% and 23.59%, respectively.

During the period, the small cap sector exhibited its traditionally volatile characteristics. After climbing about 20% through the final months of 2004, worries over the economy, Iraq and oil prices dampened enthusiasm throughout the first part of 2005. Market preferences swinging from small to large cap stocks accelerated the swoon through the spring, but strong second quarter earnings reports bolstered a solid recovery through the period's closing weeks.

Given the unknowns of the broader equity market and declining long-term interest rates, many investors sought out stocks offering better dividend yields, which drove up the utilities sector. As valuations heightened, the Fund's underweight stake, relative to the benchmark, suffered and weighed on returns. +

Also negatively affecting performance was a greater-than-the-benchmark position in consumer discretionary stocks, which struggled in the face of up-and-down consumer sales reports. Given the reasonable valuations across the sector, the Fund maintained its overweight stake, although it generally avoided companies within the beleaguered automobile industry. +

An underweight position in the financial sector proved positive as the dynamics of a flattening yield curve-where short-term interest rates rose faster than long-term rates-weighed. The Fund's financial holdings focused primarily on insurance-related stocks as opposed to banks, where values exceeded reasonable levels considering the underlying fundamentals. +

Elsewhere, an overweight position in industrials helped as the economy's growth proved enduring, and the significant jump in oil prices lifted many stocks within the energy sector. The Fund actually slightly reduced its energy exposure as equipment manufacturers that enjoyed rallies on the news that capital expenditure levels were increasing across the industry. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Micro capitalization funds typically carry additional risk since micro-cap companies generally have a higher risk of failure. Historically, micro-cap stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                              Inception                       Since      Ending
                                Date      1 Year   5 Year   Inception  Value (2)
                              ---------   ------   ------   ---------  ---------
Institutional Shares           2/1/98     13.86%   19.04%     15.62%    $29,678
--------------------------------------------------------------------------------
Class A Shares*                2/1/98      7.95%   17.59%     14.69%    $27,929
--------------------------------------------------------------------------------
Class B Shares**               2/1/98      8.54%   18.00%     14.78%    $28,101
--------------------------------------------------------------------------------
Class C Shares**               2/1/98     13.54%   18.33%     15.05%    $28,600
--------------------------------------------------------------------------------
Advisor Shares                 2/1/98     13.57%   18.61%     15.24%    $28,943
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index (1)                           26.72%   16.64%     11.19%    $22,163
--------------------------------------------------------------------------------
Russell Micro
Cap(R) Index (1)                          23.59%   11.72%       N/A         N/A
--------------------------------------------------------------------------------
Lipper Small-Cap Value
Funds Average (1)                         24.19%   16.10%     10.45%    $21,338
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to August 13, 2001, the quoted performance of the Micro Cap Value Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Aggressive Value Fund Institutional Shares with an inception date of February 1, 1998. The inception date for Class A, Class B and Class C Shares is August 13, 2001. Prior to such date, the quoted performance for Class A, Class B and Class C Shares reflects the performance of the Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class A, Class B and Class C Shares. For the period prior to August 13, 2001, the quoted performance of the Micro Cap Value Fund Advisor Shares reflects the performance of the Fifth Third/Maxus Aggressive Value Fund Investor Shares with an inception date of February 1, 1998. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Stepan Co. ..................................   2.42%
Material Sciences Corp. .....................   2.31%
Apogee Enterprises, Inc. ....................   1.73%
Symmetricom, Inc. ...........................   1.63%
Skechers U.S.A., Inc. .......................   1.57%
Powell Industries, Inc. .....................   1.52%
Hartmarx Corp. ..............................   1.50%
Blair Corp. .................................   1.37%
Dril-Quip, Inc. .............................   1.35%
Brush Wellman, Inc. .........................   1.34%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Micro Cap Value Fund

GROWTH OF A $10,000 INVESTMENT

            Fifth Third
           Micro Cap Value                                       Lipper
                Fund                                           Small-Cap
           (Institutional  Russell 2000(R)   Russell Micro    Value Funds
              Shares)       Value Index      Cap(R) Index       Average
 2/1/1998      10000           10000                             10000
               10480           11035                             11126
               10280           10636                             10500
                8380            8735                              8363
   Dec-98       9713            9527                              9400
               10217            8604                              8383
               12393           10028                              9928
               11305            9244                              9202
   Dec-99      11799            9385                              9673
               13004            9744                             10039
               12373            9934             10000           10170
               12562           10663              9952           10948
   Dec-00      11654           11528              8694           11413
               12708           11640              8683           11424
               14845           12994             10601           12982
               12636           11262              8442           11272
    1-Dec      14323           13144             10223           13214
               15819           14403             10624           14332
               15843           14098             10252           13763
               12565           11097              7958           11197
    2-Dec      14358           11643              8577           11715
               14190           11051              8360           11084
               18641           13562             10742           13284
               20867           14610             12277           14282
    3-Dec      24323           17001             14268           16545
               26445           18178             15196           17569
               27127           18332             14929           17846
               26445           18359             14100           17702
    4-Dec      29975           20783             16286           19971
               28842           19957             15075           19630
               27654           20970             15553           20204
7/31/2005      29678           22163             16661           21338

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Russell 2000(R) Value Index, the Russell Micro Cap(R) Index and the Lipper Small-Cap Value Funds Average. The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with a less-than-average growth orientation. The Russell Micro Cap(R) Index is a subset of the Russell 2000(R) Value Index. This custom index consists of the smallest one-half of the stocks in the Russell 2000(R) Value Index using market capitalization as of June 30, of each year after the Russell reconstitution of the Russell 2000(R) Value Index. The Lipper Small-Cap Value Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Russell 2000(R) Value Index and the Russell Micro Cap(R) Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Small-Cap Value Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Small Cap Value Fund

For the 12-month period ended July 31, 2005, the Fifth Third Small Cap Value Fund (Institutional Shares) produced a total return of 23.59%, trailing its benchmark, the Russell 2000(R) Value Index, which gained 26.72%.

Despite spiking oil prices and rising short-term interest rates, stocks performed well during the period. More specifically, small cap equities extended their run of outperformance, compared to larger companies, although undervalued stocks were difficult to find by the period's end.

Against this backdrop, stock picking in the small cap value space proved tricky and some of the Fund's holdings turned in weak results, which reduced returns. For example, insurance-related stocks in the financial services sector did not perform as well as expected as the fallout from an investigation by the New York Attorney General into industry practices lingered beyond the period's opening months. +

Company specific disappointments also hindered performance in the energy and materials sectors, where companies were punished for failing to meet expectations. In general, the Fund's exposure to the energy sector was pared back as valuations surged while oil prices touched new highs. +

Healthcare sector investments hindered the Fund through the first part of the period but rebounded nicely through the second half, helped by some merger activity, to finish as the Fund's top performing group. +

Utility stocks, which were purchased for solid yields and performed well as long-term interest rates remained relatively tame, also bolstered returns. +

At the period's close, the Fund held overweight stakes in the materials, consumer discretionary, consumer staples, energy, healthcare, and utilities sectors and underweight positions in the industrials, technology and financial sectors. Notable additions occurred in the financial area, where the Fund maintained its insurance exposure and picked up some diversified financial services stocks. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                      Inception              Since      Ending
                                        Date      1 Year   Inception   Value (2)
                                      ---------   ------   ---------   ---------
Institutional Shares                   4/1/03     23.59%     26.66%    $ 17,349
--------------------------------------------------------------------------------
Class A Shares*                        4/1/03     17.08%     23.55%    $ 16,374
--------------------------------------------------------------------------------
Class B Shares**                       4/1/03     17.35%     24.47%    $ 16,660
--------------------------------------------------------------------------------
Class C Shares**                       4/1/03     22.39%     25.37%    $ 16,940
--------------------------------------------------------------------------------
Advisor Shares                         4/1/03     23.00%     26.03%    $ 17,150
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index (1)                                   26.72%     34.75%    $ 20,055
--------------------------------------------------------------------------------
Lipper Small-Cap Core
Funds Average (1)                                 24.01%     31.28%    $ 18,940
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Platinum Underwriters Holdings, Ltd. .........   2.80%
Service Corp. International...................   2.58%
Tommy Hilfiger Corp. .........................   2.20%
Priority Healthcare Corp., Class B............   2.17%
Agrium, Inc. .................................   2.14%
Endurance Specialty Holdings, Ltd. ...........   2.13%
Steris Corp. .................................   2.04%
Performance Food Group Co. ...................   1.95%
Bob Evans Farms, Inc. ........................   1.95%
Westar Energy, Inc. ..........................   1.94%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Small Cap Value Fund

GROWTH OF A $10,000 INVESTMENT

            Fifth Third Small Cap
                  Value Fund          Russell 2000(R)       Lipper Small-Cap
            (Institutional Shares)      Value Index        Core Funds Average
 4/1/2003           10000                  10000                 10000
                    11240                  12272                 12155
                    11860                  13220                 13146
    3-Dec           13841                  15384                 15123
                    14837                  16449                 16023
                    14732                  16588                 16174
                    14346                  16613                 15809
    4-Dec           15471                  18806                 17885
                    16041                  18058                 17287
                    16520                  18975                 17865
7/31/2005           17349                  20055                 18940

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Russell 2000(R) Value Index and the Lipper Small-Cap Core Funds Average. The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios. The Lipper Small-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Russell 2000(R) Value Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Small-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Multi Cap Value Fund

For the 12-month period ended July 31, 2005, the Fifth Third Multi Cap Value Fund (Institutional Shares) produced a total return of 22.51%, compared to its benchmarks, the Russell 3000(R) Value Index and the Russell MidCap(R) Value Index which returned 19.68% and 31.15%.

The multi-year rally by smaller capitalization stocks started to sputter during the period, but it was mid cap stocks-and not the largest companies-that generally picked up the slack. As a result, the Fund's increasing bias toward mid-sized opportunities contributed to positive returns. +

The decision to move the Fund up the capitalization scale stemmed in part from the determination that the valuation discount that small cap companies formerly enjoyed is essentially gone, as is the historical premium placed on large cap stocks. Accordingly, as the Fund realized returns during the period, the proceeds were usually directed into larger stocks. +

From a sector standpoint, the energy group was the largest contributor to performance as rising oil prices aided in the turnaround efforts at some of the Fund's holdings. Another leader was the consumer discretionary group, where a number of buyouts of retailers bolstered performance. +

The Fund's healthcare stake proved a double-edged sword during the period. While its managed care holdings enjoyed a tremendous rise, due in part to the government's revamping of Medicare rules, the large pharmaceutical names lagged amid drug recalls and pricing issues. +

Similarly, information technology holdings surged through the first part of the period as economic optimism prevailed, only to drag on performance through much of the latter half as sentiments cooled. Given the traditional cyclical nature of the tech industry, especially in the semiconductor space, the Fund maintained its positions in anticipation of a potential reversal. +

The materials sector was the worst performer during the period, slowed by the economic pessimism that swept through the markets during the spring. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large company stocks on average.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                          1 Year    5 Year   10 Year   Value (2)
                                          -------   ------   -------   ---------
Institutional Shares                       22.51%   11.63%    12.24%   $ 31,723
--------------------------------------------------------------------------------
Class A Shares*                            16.10%   10.15%    11.46%   $ 29,598
--------------------------------------------------------------------------------
Class B Shares**                           16.33%   10.42%    11.73%   $ 30,311
--------------------------------------------------------------------------------
Class C Shares**                           21.24%   10.67%    11.72%   $ 30,282
--------------------------------------------------------------------------------
Advisor Shares                             21.90%   11.10%    11.93%   $ 30,873
--------------------------------------------------------------------------------
Russell 3000(R) Value Index (1)            19.68%    7.60%    12.06%   $ 31,229
--------------------------------------------------------------------------------
Russell MidCap(R) Value Index (1)          31.15%   15.40%    14.42%   $ 38,476
--------------------------------------------------------------------------------
Lipper Multi-Cap Value
Funds Average (1)                          17.55%    6.76%    10.23%   $ 26,882
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to August 13, 2001, the quoted performance of the Multi Cap Value Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Equity Fund Institutional Shares with an inception date of April 1, 1999. Prior to April 1, 1999, the quoted performance reflects the performance of the Fifth Third/Maxus Equity Fund Investor Shares with an inception date of September 30, 1989. The inception date for the Class A, Class B and Class C Shares is August 13, 2001. Prior to such date, the quoted performance for Class A Shares reflects performance of the Advisor Shares and is adjusted for maximum sales charges. The quoted performance of Class B and Class C Shares reflects the performance of the Multi Cap Value Fund Advisor Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. Prior to August 13, 2001, the quoted performance of the Multi Cap Value Fund Advisor Shares reflects the performance of the Fifth Third/Maxus Equity Fund Investor Shares with an inception date of September 30, 1989. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Transocean, Inc. .................................   2.05%
ConocoPhillips ...................................   1.71%
Marathon Oil Corp. ...............................   1.59%
Borg Warner, Inc. ................................   1.46%
Humana, Inc. .....................................   1.36%
Honeywell International, Inc. ....................   1.34%
CIGNA Corp. ......................................   1.21%
SUPERVALU, Inc. ..................................   1.21%
Schlumberger Ltd. ................................   1.14%
Jefferson-Pilot Corp. ............................   1.14%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Multi Cap Value Fund

GROWTH OF A $10,000 INVESTMENT

                                     Russell    Russell
                 Fifth Third         3000(R)    MidCap(R)   Lipper Multi-Cap
             Multi Cap Value Fund     Value      Value        Value Funds
            (Institutional Shares)    Index      Index          Average
7/31/1995         10000               10000       10000         10000
                  10294               10502       10430         10440
   Dec-95         10373               11160       10904         10855
                  10796               11778       11513         11432
                  10950               12007       11734         11738
                  11291               12338       12072         12017
   Dec-96         12356               13570       13113         13009
                  12678               13878       13336         13206
                  14512               15929       15016         15033
                  16193               17561       16931         16621
   Dec-97         15836               18297       17619         16677
                  17017               20370       19380         18611
                  16431               20382       18882         18358
                  12970               17906       16303         15735
   Dec-98         14452               20767       18515         18244
                  14543               20882       17939         18271
                  17266               23315       19944         20330
                  15705               21064       17823         18273
   Dec-99         16342               22148       18495         19396
                  18418               22305       18681         19380
                  18269               21360       18367         18942
                  19194               23033       20140         20233
   Dec-00         20225               23928       22042         21185
                  19953               22635       21263         20418
                  21147               23846       22762         21600
                  18383               21196       20132         18995
    1-Dec         21831               22891       22554         21079
                  21785               23919       24336         21785
                  19972               21999       23199         19449
                  16835               17828       19034         15928
    2-Dec         18375               19416       20379         17208
                  17189               18468       19553         16308
                  21181               21728       23051         19164
                  22316               22266       24420         19727
    3-Dec         25846               25461       28137         22424
                  26968               26309       29641         23177
                  27041               26540       30154         23371
                  26680               26918       30677         23287
    4-Dec         29827               29776       34807         25619
                  29715               29697       35077         25488
                  30334               30279       36726         25970
7/31/2005         31723               31229       38476         26882

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Russell 3000(R) Value Index, the Russell MidCap(R) Value Index and the Lipper Multi-Cap Value Funds Average. The Russell 3000(R) Value Index measures the performance of those companies in the Russell 3000(R) Index with lower price-to-book ratios and lower forecasted growth values. The Russell MidCap(R) Value Index measures the performance of those Russell mid cap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Russell 3000(R) Value and the Russell MidCap(R) Value Indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Multi-Cap Value Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Disciplined Large Cap Value Fund

For the 12-month period ended July 31, 2005, the Fifth Third Disciplined Large Cap Value Fund (Institutional Shares) produced a total return of 16.07%, compared to its benchmark, the Russell 1000(R) Value Index, which returned 19.04%.

The bulk of the Fund's underperformance occurred during the fourth quarter of 2004 when euphoria over the decisiveness of the U.S. Presidential election and the pace of the economic recovery took hold and market sentiment shifted decidedly away from higher quality stocks.

More specifically, adverse stock selection in the healthcare, utilities and consumer discretionary sectors hindered performance. In the healthcare space, the Fund was significantly exposed to pharmaceutical stocks, which fell out of favor over drug safety concerns. +

Within the utilities and consumer discretionary groups, low quality, higher risk stocks propelled the benchmark to a greater extent than the Fund. Other Fund characteristics that detracted from performance included an emphasis on stocks with lower price-to-book ratios and those with lower yields. +

Stock selection in the energy sector added value, with exposure to refining capabilities emerging as the common thread among the Fund's leading oil and natural gas holdings. +

A substantial underweight in financials, which were hit by accounting issues and interest rate worries, helped, as did an aversion to the largest stocks in the Index, which underperformed smaller issues. +

Other Fund characteristics that aided returns include an emphasis on stocks with a lower price-to-sales ratio, stocks with positive earnings revisions and companies with higher return on equity ratios. +

At the period's end, the Fund held overweight stakes in the industrials and materials sectors, which we believe stand to experience continually improving fundamentals if the economy keeps expanding. The Fund was underweight in the financial services, utilities and telecommunications services sectors, which carry sensitivities to rising interest rates. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                          1 Year   5 Year   10 Year    Value (2)
                                          ------   ------   -------    ---------
Institutional Shares                      16.07%    6.73%    10.97%    $ 28,311
--------------------------------------------------------------------------------
Class A Shares*                            9.96%    5.35%    10.19%    $ 26,386
--------------------------------------------------------------------------------
Class B Shares**                           9.85%    5.59%     9.94%    $ 25,785
--------------------------------------------------------------------------------
Class C Shares**                          14.96%    5.66%     9.97%    $ 25,858
--------------------------------------------------------------------------------
Russell 1000(R) Value
Index (1)                                 19.04%    6.90%    11.96%    $ 30,961
--------------------------------------------------------------------------------
Lipper Equity Income
Funds Average (1)                         16.33%    5.36%     9.60%    $ 25,399
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The inception dates for the Institutional, Class B and Class C Shares of the Disciplined Large Cap Value Fund are August 11, 1998, October 11, 2000 and January 27, 1997, respectively. Prior to such dates, quoted performance reflects performance of Class A Shares and is adjusted to reflect expenses and applicable sales charges of Class B and Class C Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Marathon Oil Corp. ........................   3.25%
ConocoPhillips ............................   3.19%
MetLife, Inc. .............................   2.97%
SunTrust Banks, Inc. ......................   2.79%
Royal Dutch Shell PLC ADR, A Shares .......   2.76%
Dow Chemical Co. ..........................   2.60%
Hartford Financial Services Group, Inc. ...   2.59%
Pfizer, Inc. ..............................   2.50%
J.P. Morgan Chase & Co. ...................   2.41%
Merrill Lynch & Co., Inc. .................   2.38%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Disciplined Large Cap Value Fund

GROWTH OF A $10,000 INVESTMENT

                     Fifth Third
                  Disciplined Large
                    Cap Value Fund       Russell 1000(R)     Lipper Equity
               (Institutional Shares)      Value Index    Income Funds Average
7/31/1995               10000                 10000              10000
                        10418                 10508              10475
                        11650                 11840              11593
                        11650                 11840              11593
                        12113                 12044              11923
                        12384                 12394              12164
   Dec-96               13254                 13630              13036
                        13540                 13980              13245
                        15610                 16041              14848
                        16744                 17638              15925
   Dec-97               18311                 18426              16499
                        20428                 20574              18075
                        20153                 20666              17924
                        18909                 18272              16481
   Dec-98               21612                 21306              18588
                        20702                 21611              18472
                        22284                 24048              20264
                        19746                 21692              18665
   Dec-99               20595                 22871              19487
                        19203                 22981              19578
                        20482                 21904              19281
                        21986                 23626              20635
   Dec-00               23220                 24476              21314
                        20725                 23043              20175
                        21186                 24168              20896
                        19258                 21521              19032
    1-Dec               20352                 23108              20204
                        20692                 24053              20855
                        18659                 22004              19010
                        16072                 17873              15836
    2-Dec               17560                 19521              17051
                        16631                 18571              16214
                        19803                 21779              18738
                        20436                 22229              19091
    3-Dec               23554                 25383              21523
                        24233                 26152              22021
                        24825                 26382              22224
                        25024                 26789              22324
    4-Dec               26787                 29569              24352
                        26893                 29595              24315
                        27203                 30091              24614
7/31/2005               28311                 30961              25399

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Russell 1000(R) Value Index and the Lipper Equity Income Funds Average. The Russell 1000(R) Value Index measures the performance of 1,000 securities found in the Russell universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields and lower forecasted growth values. The Lipper Equity Income Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Russell 1000(R) Value Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Equity Income Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Aggressive Fund SM

For the 12-month period ended July 31, 2005, the Fifth Third LifeModel Aggressive Fund SM (Institutional Shares) produced a total return of 16.91%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 17.41% and 3.06%, respectively.

Over the course of the year, equity investors enjoyed above average returns, driven by a continuation of double-digit corporate earnings growth as well as low bond yields.

More specifically, mid cap, small cap and international stocks led the way as all three outperformed large cap stocks in an extension of a trend that has been in place for several years.

As the Fund was biased toward stocks for the entire period, shareholders benefited from the above average returns equities offered. In addition, the Fund's emphasis on mid cap, small cap and international stocks for most of the fiscal year aided in its performance, boosted by strong returns from the underlying funds. +

At the period's close, challenges facing the U.S. economy and financial markets included an active Federal Reserve and concerns about energy prices. Operating with an outlook that's ultimately optimistic, the Fund's focus remained on maintaining the best risk-reward posture within such conditions.

Investment Risk Considerations
--------------------------------------------------------------------------------

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                      Inception              Since      Ending
                                        Date      1 Year   Inception   Value (2)
                                      ---------   ------   ---------   ---------
Institutional Shares                   8/1/02     16.91%      14.55%   $ 15,026
--------------------------------------------------------------------------------
Class A Shares*                        8/1/02     10.72%      12.27%   $ 14,146
--------------------------------------------------------------------------------
Class B Shares**                       8/1/02     10.73%      12.57%   $ 14,262
--------------------------------------------------------------------------------
Class C Shares**                       8/1/02     15.80%      13.40%   $ 14,578
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index (1)                                    17.41%      14.66%   $ 15,075
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index (1)                                     3.06%       4.39%   $ 11,373
--------------------------------------------------------------------------------
LifeModel Aggressive
Target Neutral Asset
Class Index Blend (3)                             15.94%      13.70%   $ 14,699
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

             Fifth Third Quality Growth Fund   23.32%

Fifth Third Disciplined Large Cap Value Fund   16.61%

             Fifth Third Large Cap Core Fund   13.83%

             Fifth Third Mid Cap Growth Fund   12.52%

            Fifth Third Multi Cap Value Fund    9.93%

           Fifth Third Small Cap Growth Fund    8.12%

            Fifth Third Small Cap Value Fund    6.51%

       Fifth Third International Equity Fund    6.10%

          Fifth Third Intermediate Bond Fund    3.00%

 Fifth Third Institutional Money Market Fund    0.06%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Aggressive Fund (SM)

GROWTH OF A $10,000 INVESTMENT

                                                                    LifeModel
                Fifth Third                     Lehman Brothers     Aggressive
                 LifeModel          Dow Jones    Intermediate     Target Neutral
             Aggressive Fund (SM)   Wilshire   Government/Credit   Asset Class
           (Institutional Shares)  5000 Index      Bond Index      Index Blend
 8/1/2002         10000              10000           10000           10000
                   9070               9049           10331            9177
    2-Dec          9798               9757           10506            9844
                   9346               9456           10664            9585
                  10990              11017           10954           11030
                  11562              11425           10952           11400
    3-Dec         13136              12845           10959           12671
                  13455              13179           11230           12999
                  13491              13349           10946           13117
                  13062              13111           11243           12943
    4-Dec         14267              14466           11292           14149
                  14010              14120           11194           13833
                  14399              14469           11471           14176
7/31/2005         15026              15075           11373           14699

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

     The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2005.

(3) The LifeModel Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Composite Index (90%) and the Lehman Brothers Intermediate Government/Credit Bond Index (10%). The LifeModel Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Moderately Aggressive Fund (SM)

For the 12-month period ended July 31, 2005, the Fifth Third LifeModel Moderately Aggressive Fund (SM) (Institutional Shares) produced a total return of 13.87%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 17.41% and 3.06%, respectively.

Over the course of the year, equity investors enjoyed above average returns, driven by a continuation of double-digit corporate earnings growth as well as low bond yields. As a group, stocks outperformed bonds by a wide margin.

More specifically, mid cap, small cap and international stocks led the way as all three outgained large cap stocks in an extension of a trend that has been in place for several years.

As the Fund was biased toward stocks for the entire period, shareholders benefited from the above average returns equities offered. In addition, the Fund's emphasis on mid cap, small cap and international stocks for most of the fiscal year aided in its performance, boosted by strong returns from the underlying funds. +

At the period's close, challenges facing the U.S. economy and financial markets included an active Federal Reserve and concerns about energy prices. Operating with an outlook that's ultimately optimistic, the Fund's focus remained on maintaining the best risk-reward posture within such conditions.

Investment Risk Considerations
--------------------------------------------------------------------------------

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                           Inception                  Since            Ending
                             Date        1 Year     Inception          Value (2)
                           ---------     ------     ---------          ---------
Institutional Shares        8/1/02       13.87%       13.71%           $ 14,699
--------------------------------------------------------------------------------
Class A Shares*             8/1/02        7.82%       11.50%           $ 13,858
--------------------------------------------------------------------------------
Class B Shares**            8/1/02        7.68%       11.80%           $ 13,970
--------------------------------------------------------------------------------
Class C Shares**            8/1/02       12.75%       12.62%           $ 14,279
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index (1)                           17.41%       14.66%           $ 15,075
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index (1)                            3.06%        4.39%           $ 11,373
--------------------------------------------------------------------------------
LifeModel Moderately
Aggressive Target
Neutral Asset Class
Index Blend (3)                          13.02%       11.73%           $ 13,947
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]


             Fifth Third Quality Growth Fund   18.65%

Fifth Third Disciplined Large Cap Value Fund   13.35%

             Fifth Third Large Cap Core Fund   10.75%

             Fifth Third Mid Cap Growth Fund   10.30%

          Fifth Third Intermediate Bond Fund    9.63%

            Fifth Third Multi Cap Value Fund    8.14%

            Fifth Third Short Term Bond Fund    6.89%

           Fifth Third Small Cap Growth Fund    6.44%

                       Fifth Third Bond Fund    5.89%

            Fifth Third Small Cap Value Fund    5.07%

       Fifth Third International Equity Fund    4.21%

 Fifth Third Institutional Money Market Fund    0.68%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Moderately Aggressive Fund (SM)

GROWTH OF A $10,000 INVESTMENT

             Fifth Third
              LifeModel                                            LifeModel
              Moderately                    Lehman Brothers       Moderately
           Aggressive Fund(SM)  Dow Jones   Intermediate      Aggressive Target
            (Institutional      Wilshire   Government/Credit     Neutral Asset
               Shares)         5000 Index     Bond Index       Class Index Blend
 8/1/2002       10000             10000         10000              10000
                 9700              9049         10331               9432
    2-Dec       10290              9757         10506              10009
                10011              9456         10664               9837
                11406             11017         10954              11043
                11866             11425         10952              11333
    3-Dec       13125             12845         10959              12311
                13421             13179         11230              12628
                13385             13349         10946              12646
                13117             13111         11243              12591
    4-Dec       14086             14466         11292              13511
                13871             14120         11194              13252
                14234             14469         11471              13582
7/31/2005       14699             15075         11373              13947

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

     The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2005.

(3) The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Composite Index (70%) and the Lehman Brothers Intermediate Government/Credit Bond Index (30%). The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Moderate Fund (SM)

For the 12-month period ended July 31, 2005, the Fifth Third LifeModel Moderate Fund (SM) (Institutional Shares) produced a total return of 10.79%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 17.41% and 3.06%, respectively.

Over the course of the year, balanced fund investors enjoyed above average returns due to strong stock market performance. These robust returns were driven by a continuation of double-digit corporate earnings growth as well as low bond yields.

Meanwhile, bond investors generally experienced below average returns as short-term bond yields were pushed higher by an active Federal Reserve, causing a corresponding drop in prices. Interest rates on longer term maturities changed little during the period, offering small price increases in some cases but primarily providing returns in line with yields.

Mid cap, small cap and international stocks led the way for equity investors as all three outperformed large cap stocks in an extension of a trend that has been in place for several years.

As the Fund was biased toward stocks for the entire period-with an added emphasis on mid cap, small cap and international holdings for the majority of the 12 months-shareholders benefited from the above average returns equities offered. The bond portion of the portfolio was defensively positioned, which detracted from performance, relative to the benchmark, as long-term bond yields remained lower than expected. Strong performance by individual bond managers, however, helped offset the lagging returns. +

At the period's close, challenges facing the U.S. economy and financial markets included an uncertain timetable for the Federal Reserve's rate hike campaign and concerns about energy prices. Operating with an outlook that's ultimately optimistic, the Fund's focus remained on maintaining the best risk-reward posture within such conditions.

Investment Risk Considerations
--------------------------------------------------------------------------------

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                           Inception                  Since             Ending
                             Date        1 Year     Inception          Value (2)
                           ---------     ------     ---------          ---------
Institutional Shares        8/1/02       10.79%       10.10%           $ 13,344
--------------------------------------------------------------------------------
Class A Shares*             8/1/02        4.90%        7.94%           $ 12,574
--------------------------------------------------------------------------------
Class B Shares**            8/1/02        4.58%        8.15%           $ 12,645
--------------------------------------------------------------------------------
Class C Shares**            8/1/02        9.64%        9.03%           $ 12,958
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index (1)                           17.41%       14.66%           $ 15,075
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index (1)                            3.06%        4.39%           $ 11,373
--------------------------------------------------------------------------------
LifeModel Moderate
Target Neutral Asset
Class Index Blend (3)                    10.13%        9.69%           $ 13,199
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

          Fifth Third Intermediate Bond Fund   18.54%

             Fifth Third Quality Growth Fund   13.49%

            Fifth Third Short Term Bond Fund   12.79%

                       Fifth Third Bond Fund   10.85%

Fifth Third Disciplined Large Cap Value Fund    9.75%

             Fifth Third Mid Cap Growth Fund    8.11%

             Fifth Third Large Cap Core Fund    8.00%

            Fifth Third Multi Cap Value Fund    6.36%

           Fifth Third Small Cap Growth Fund    5.40%

            Fifth Third Small Cap Value Fund    4.24%

       Fifth Third International Equity Fund    2.47%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Moderate Fund (SM)

GROWTH OF A $10,000 INVESTMENT

               Fifth Third                                           LifeModel
                LifeModel                      Lehman Brothers       Moderate
            Moderate Fund (SM)   Dow Jones      Intermediate      Target Neutral
             (Institutional       Wilshire    Government/Credit     Asset Class
                 Shares)         5000 Index      Bond Index         Index Blend
 8/1/2002        10000             10000           10000              10000
                  9594              9049           10331               9687
    2-Dec        10053              9757           10506              10164
                  9894              9456           10664              10083
                 10944             11017           10954              11039
                 11269             11425           10952              11247
    3-Dec        12129             12845           10959              11938
                 12449             13179           11230              12242
                 12367             13349           10946              12166
                 12220             13111           11243              12223
    4-Dec        12892             14466           11292              12873
                 12736             14120           11194              12665
                 13045             14469           11471              12981
7/31/2005        13344             15075           11373              13199

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

     The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2005.

(3) The LifeModel Moderate Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Composite Index (50%) and the Lehman Brothers Intermediate Government/Credit Bond Index (50%). The LifeModel Moderate Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Moderately Conservative Fund (SM)

For the 12-month period ended July 31, 2005, the Fifth Third LifeModel Moderately Conservative Fund (SM) (Institutional Shares) produced a total return of 9.24%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 17.41% and 3.06%, respectively.

Over the course of the year, more conservative investors had the potential to enjoy above average returns as long as they maintained some representation in the stock market. There, robust returns were driven by a continuation of double-digit corporate earnings growth as well as low bond yields.

Meanwhile, bond investors generally experienced below average returns as short-term bond yields were pushed higher by an active Federal Reserve, causing a corresponding drop in prices. Interest rates on longer term maturities changed little during the period, offering small price increases in some cases but primarily providing returns in line with yields.

Because the Fund was biased towards the higher end of its permissible allocation for stocks for the entire period, shareholders benefited from the above average returns equities offered in relation to fixed income investments. The bond portion of the portfolio was defensively positioned, which detracted from performance, relative to the benchmark, as long-term bond yields remained lower than expected. Strong performance by individual bond managers, however, helped offset the lagging returns. +

At the period's close, challenges facing the U.S. economy and financial markets included an uncertain timetable for the Federal Reserve's rate hike campaign and concerns about energy prices. Operating with an outlook that's ultimately optimistic, the Fund's focus remained on maintaining the best risk-reward posture within such conditions.

Investment Risk Considerations
--------------------------------------------------------------------------------

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                           Inception                  Since             Ending
                             Date        1 Year     Inception          Value (2)
                           ---------     ------     ---------          ---------
Institutional Shares        8/1/02        9.24%       8.17%            $ 12,655
--------------------------------------------------------------------------------
Class A Shares*             8/1/02        3.48%       6.04%            $ 11,921
--------------------------------------------------------------------------------
Class B Shares**            8/1/02        3.10%       6.21%            $ 11,979
--------------------------------------------------------------------------------
Class C Shares**            8/1/02        8.18%       7.10%            $ 12,282
--------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Index (1)                           17.41%      14.66%            $ 15,075
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index (1)                            3.06%       4.39%            $ 11,373
--------------------------------------------------------------------------------
LifeModel Moderately
Conservative Target
Neutral Asset Class
Index Blend (3)                           8.70%       8.66%            $ 12,828
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

          Fifth Third Intermediate Bond Fund   23.59%

            Fifth Third Short Term Bond Fund   15.75%

                       Fifth Third Bond Fund   12.89%

             Fifth Third Quality Growth Fund   11.93%

Fifth Third Disciplined Large Cap Value Fund    8.66%

             Fifth Third Mid Cap Growth Fund    6.47%

             Fifth Third Large Cap Core Fund    6.04%

            Fifth Third Multi Cap Value Fund    5.10%

           Fifth Third Small Cap Growth Fund    4.24%

            Fifth Third Small Cap Value Fund    3.33%

       Fifth Third International Equity Fund    1.61%

 Fifth Third Institutional Money Market Fund    0.39%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Moderately Conservative Fund (SM)

GROWTH OF A $10,000 INVESTMENT

              Fifth Third                                           LifeModel
               LifeModel                                            Moderately
               Moderately                       Lehman Brothers    Conservative
         Conservative Fund (SM)   Dow Jones      Intermediate     Target Neutral
             (Institutional       Wilshire    Government/Credit    Asset Class
                Shares)          5000 Index       Bond Index       Index Blend
 8/1/2002       10000               10000         10000              10000
                 9517                9049         10331               9816
    2-Dec        9958                9757         10506              10237
                 9844                9456         10664              10203
                10726               11017         10954              11030
                10988               11425         10952              11197
    3-Dec       11674               12845         10959              11747
                11925               13179         11230              12045
                11817               13349         10946              11924
                11751               13111         11243              12033
    4-Dec       12291               14466         11292              12554
                12158               14120         11194              12370
                12437               14469         11471              12679
7/31/2005       12655               15075         11373              12828

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

     The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2005.

(3) The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Composite Index (40%) and the Lehman Brothers Intermediate Government/ Credit Bond Index (60%). The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Conservative Fund (SM)

For the 12-month period ended July 31, 2005, the Fifth Third LifeModel Conservative Fund (SM) (Institutional Shares) produced a total return of 6.38%, while its benchmarks, the Dow Jones Wilshire 5000 and the Lehman Brothers Intermediate Government/Credit Bond Indices, advanced 17.41% and 3.06%, respectively.

Over the course of the year, conservative investors had the potential to enjoy above average returns as long as they maintained some representation in the stock market. There, robust returns were driven by a continuation of double-digit corporate earnings growth as well as low bond yields.

Meanwhile, bond investors generally experienced below average returns as short-term bond yields were pushed higher by an active Federal Reserve, causing a corresponding drop in prices. Interest rates on longer term maturities changed little during the period, offering small price increases in some cases but primarily providing returns in line with yields.

As the Fund maintained a relatively strong presence in the stock market, within the Fund's permissible allocation guidelines, shareholders benefited from the above average returns equities offered in relation to fixed income investments. The bond portion of the portfolio was defensively positioned, which detracted from performance, relative to the benchmark, as long-term bond yields remained lower than expected. Strong performance by individual bond managers, however, helped offset the lagging returns. +

At the period's close, challenges facing the U.S. economy and financial markets included an uncertain timetable for the Federal Reserve's rate hike campaign and concerns about energy prices. The potential for continued volatility in the bond market remains high, although investors may focus on the safety and stability of bonds issued by the government and its agencies.

Operating with an outlook that's ultimately optimistic, the Fund's focus remained on maintaining the best risk-reward posture within such conditions.

Investment Risk Considerations
--------------------------------------------------------------------------------

The Fund invests in underlying funds, so its investment performance is directly related to the performance of those underlying funds. Before investing, investors should assess the risks associated with and types of investments made by each of the underlying funds in which the Fund invests. Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                      Inception              Since      Ending
                                         Date     1 Year   Inception   Value (2)
                                      ---------   ------   ---------   ---------
Institutional Shares                    8/1/02     6.38%     6.47%     $ 12,067
--------------------------------------------------------------------------------
Class A Shares*                         8/1/02     0.83%     4.37%     $ 11,368
--------------------------------------------------------------------------------
Class B Shares**                        8/1/02     0.34%     4.51%     $ 11,413
--------------------------------------------------------------------------------
Class C Shares**                        8/1/02     5.30%     5.41%     $ 11,710
--------------------------------------------------------------------------------
Dow Jones Wilshire 5000 Index (1)                 17.41%    14.66%     $ 15,075
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government/Credit Bond Index (1)                   3.06%     4.39%     $ 11,373
--------------------------------------------------------------------------------
LifeModel Conservative Target
Neutral Asset Class Index Blend (3)                5.85%     6.54%     $ 12,094
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

          Fifth Third Intermediate Bond Fund   32.18%

            Fifth Third Short Term Bond Fund   21.83%

                       Fifth Third Bond Fund   17.59%

             Fifth Third Quality Growth Fund    7.16%

Fifth Third Disciplined Large Cap Value Fund    4.26%

             Fifth Third Mid Cap Growth Fund    4.20%

           Fifth Third Small Cap Growth Fund    3.66%

             Fifth Third Large Cap Core Fund    3.01%

            Fifth Third Multi Cap Value Fund    2.30%

            Fifth Third Small Cap Value Fund    1.87%

       Fifth Third International Equity Fund    1.01%

 Fifth Third Institutional Money Market Fund    0.93%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Fifth Third LifeModel Conservative Fund (SM)

GROWTH OF A $10,000 INVESTMENT

            Fifth Third
             Lifemodel                                             Lifemodel
            Conservative                      Lehman Brothers     Conservative
              Fund (SM)        Dow Jones       Intermediate      Target Neutral
           (Institutional    Wilshire 5000   Government/Credit    Asset Class
              Shares)            Index          Bond Index        Index Blend
 8/1/2002      10000             10000            10000             10000
                9909              9049            10331             10073
    2-Dec      10233              9757            10506             10377
               10245              9456            10664             10437
               10840             11017            10954             11000
               10996             11425            10952             11082
    3-Dec      11383             12845            10959             11356
               11609             13179            11230             11641
               11450             13349            10946             11436
               11500             13111            11243             11643
    4-Dec      11819             14466            11292             11919
               11714             14120            11194             11779
               11979             14469            11471             12073
7/31/2005      12067             15075            11373             12094

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Dow Jones Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

     The Dow Jones Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2005.

(3) The LifeModel Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of the Dow Jones Wilshire 5000 Composite Index (20%) and the Lehman Brothers Intermediate Government/Credit Bond Index (80%). The LifeModel Conservative Target Neutral Asset Class Blend Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Strategic Income Fund

For the 12-month period ended July 31, 2005, the Fifth Third Strategic Income Fund (Institutional Shares) produced a total return of 8.21%, topping its benchmark, the Lehman Brothers Intermediate Credit Bond Index, which returned 3.88%.

Adhering to an overarching strategy of protecting shareholders' capital while generating an optimal income stream, the Fund benefited from an uncharacteristic flattening of the yield curve. Typically, when the Federal Reserve engages in a rate hike campaign such as the one it conducted over the past 12 months, when it raised short-term lending rates from 1.25% to 3.25%, long term rates go up, too. But this time, yields on 10-year Treasuries dropped. As a result, income-oriented investors bid up virtually any security offering better yields.

Top performers within the Fund included real estate investment trusts (REITs), especially top-tier operators of retail facilities, which backed solid dividend returns with good earnings growth. +

Preferred stock issues tied to REITs also posted solid returns an the Fund's small stake appreciated accordingly. Elsewhere, long-dated corporate bonds performed better than the overall fixed income market and contributed to the Fund's gains as well. +

Within the corporate bond space, automotive-related issues struggled and somewhat hindered the Fund's performance, although it held an underweight stake, relative to the benchmark. Preferred issues from government-backed mortgage agencies Freddie Mac and Fannie Mae also underperformed, compared to their peers, and added a modestly negative impact on returns. +

As REITs commanded more attention and valuations expanded, the Fund maintained a steady weighting by booking some profits. Its stake in preferred stocks was pared back to reduce its exposure to the risk that companies will redeem such issues sooner rather than later to take advantage of low long-term interest rates. Some of the proceeds were directed into corporate bonds without such callable features and others with exposure to floating-not fixed-interest rates.

Investment Risk Considerations
--------------------------------------------------------------------------------

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                        1 Year    5 Year    10 Year    Value (2)
                                        ------    ------    -------    ---------
Institutional Shares                     8.21%     8.72%     7.83%     $ 21,242
--------------------------------------------------------------------------------
Class A Shares*                          2.52%     7.17%     7.03%     $ 19,731
--------------------------------------------------------------------------------
Class B Shares**                         2.16%     7.37%     7.02%     $ 19,707
--------------------------------------------------------------------------------
Class C Shares**                         7.12%     7.58%     6.97%     $ 19,623
--------------------------------------------------------------------------------
Advisor Shares                           7.70%     8.20%     7.55%     $ 20,702
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Credit Bond Index (1)                    3.88%     7.44%     6.79%     $ 19,297
--------------------------------------------------------------------------------
Lipper Flexible Income Funds
Average (1)                              2.86%     3.43%     2.83%     $ 15,185
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 22, 2001, the quoted performance for the Fifth Third Strategic Income Fund Institutional Shares reflects the performance of the Fifth Third/Maxus Income Fund Institutional Shares with an inception date of September 1, 1998. Prior to September 1, 1998 the quoted performance reflects the performance for the Fifth Third/Maxus Income Fund Investor Shares. Class A, Class B and Class C Shares were initially offered on April 1, 2004, April 1, 2004 and October 29, 2001, respectively. The performance figures for Class A, Class B and Class C Shares for periods prior to such dates represent the performance for Advisor Shares and is adjusted to reflect expenses and applicable sales charges for the respective share class. Prior to October 22, 2001, the quoted performance for Advisor Shares reflects the performance of the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

   Corporate Bond Equivalents        38.88%

              Corporate Bonds        24.05%

Real Estate Investment Trusts        10.32%

         Investment Companies         8.48%

                Common Stocks         6.29%

             Preferred Stocks         4.64%

    Investments in Affiliates         2.42%

     U.S. Government Agencies         2.44%

                Foreign Bonds         1.24%

          U.S. Treasury Notes         1.24%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Strategic Income Fund

GROWTH OF A $10,000 INVESTMENT

                      Fifth Third          Lehman Brothers       Lipper Flexible
                 Strategic Income Fund      Intermediate          Income Funds
                (Institutional Shares)    Credit Bond Index         Average
7/31/1995              10000                   10000                 10000
                       10231                   10218                 10104
   Dec-95              10450                   10644                 10316
                       10608                   10496                 10534
                       10826                   10546                 10569
                       11099                   10752                 10766
   Dec-96              11412                   11066                 10979
                       11655                   11021                 11032
                       12070                   11404                 11283
                       12492                   11765                 11589
   Dec-97              12720                   11991                 11410
                       13015                   12193                 11588
                       13068                   12436                 11640
                       13054                   12933                 11815
   Dec-98              13175                   12985                 11670
                       13087                   12987                 11582
                       13484                   12881                 11607
                       13052                   12971                 11492
   Dec-99              12420                   13006                 11389
                       12945                   13167                 11605
                       13719                   13358                 11863
                       14125                   13787                 12063
   Dec-00              14473                   14237                 12114
                       15261                   14803                 12825
                       15767                   14952                 12816
                       16033                   15574                 13042
    1-Dec              16374                   15628                 13107
                       16590                   15601                 13147
                       17047                   16097                 13594
                       17384                   16771                 14135
    2-Dec              17660                   17212                 14099
                       18012                   17601                 14195
                       18983                   18308                 14409
                       18861                   18330                 14351
    3-Dec              19484                   18402                 14676
                       20217                   18921                 15030
                       19275                   18388                 14610
                       20218                   19007                 14967
    4-Dec              20832                   19153                 15256
                       20371                   18929                 14949
                       21127                   19452                 15088
7/31/2005              21242                   19297                 15185

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Lehman Brothers Intermediate Credit Bond Index and the Lipper Flexible Income Funds Average. The Lehman Brothers Intermediate Credit Bond Index is generally representative of investment grade corporate bonds with maturities from one to ten years. The Lipper Flexible Income Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Lehman Brothers Intermediate Credit Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Flexible Income Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The Ending Value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Select Stock Fund

For the 12-month period ended July 31, 2005, the Fifth Third Select Stock Fund (renamed Fifth Third Dividend Growth Fund on August 1, 2005) (Institutional Shares) produced a total return of 13.66%, trailing its benchmark, the Russell 1000(R) Index, which advanced 16.20%.

Despite climbing oil prices and short-term interest rates, the Fund's 20-30 holdings tended to fluctuate based on company specific developments and evolving industry trends during the period. +

For example, investment bank Morgan Stanley lagged as it endured top level management changes and reported ineffectiveness in building synergies between its various business units. Meanwhile, Kinetic Concepts, a developer of wound treatments, contended with the overhang of a patent lawsuit and investor displeasure with the added expense of an enlarged sales force. In both situations, we believe the changes could ultimately prove beneficial and therefore warrant further patience. +

Broader themes negatively affected plastic and metal component and fastener manufacturer Illinois Tool Works, which suffered in light of its exposure to the struggling automotive industry, and analog semiconductor chip developer Maxim Integrated Products, which lagged following reports of bloated chip inventories at key customers. +

Positive performers included retailers Office Depot and Nordstrom. Office Depot benefited from a fresh start under CEO Steve Odland, who quickly went to work on improving fundamentals and shoring up the company's cost structure while sparking a solid increase in same-store sales. Serving higher- end consumers, Nordstrom appeared unaffected by heightened oil prices, which generally diminished sales at lower-end chains, and demonstrated improved operational efficiencies. +

Within the healthcare industry, managed care plan provider WellPoint thrived after merging with fellow Blue Cross and Blue Shield licensee Anthem, which had also been a Fund holding. In general, health maintenance organizations and insurers enjoyed improving earnings characteristics as rising premiums outpaced medical cost increases. Henry Schein, a medical products distributor, performed well, too, as it recovered from a slump that coincided with last fall's well-publicized flu vaccine shortage. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Because the Fund may invest in a single industry, its shares do not represent a complete investment program. As a non-diversified Fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                      1 Year      5 Year    10 Year    Value (2)
                                      ------     -------    -------    ---------
Institutional Shares                  13.66%     -10.14%     4.63%     $ 15,718
--------------------------------------------------------------------------------
Class A Shares*                        7.72%     -11.28%     3.92%     $ 14,682
--------------------------------------------------------------------------------
Class B Shares**                       7.53%     -11.19%     3.65%     $ 14,317
--------------------------------------------------------------------------------
Class C Shares**                      12.55%     -11.04%     3.65%     $ 14,310
--------------------------------------------------------------------------------
Russell 1000(R) Index (1)             16.20%      -0.80%    10.17%     $ 26,337
--------------------------------------------------------------------------------
Russell 1000(R) Growth Index (1)      13.04%      -8.72%     7.48%     $ 20,564
--------------------------------------------------------------------------------
Lipper Large-Cap Core Funds
Average (1)                           12.60%      -2.63%     8.20%     $ 25,543
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to March 6, 1998 the quoted performance of the Select Stock Fund reflects the performance of the Class A Shares of the Pinnacle Fund. The inception dates for the Institutional, Class B and Class C Shares of the Fund are August 11, 1998, October 11, 2000 and March 9, 1998, respectively. Prior to such dates, quoted performance reflects the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

L-3 Communications Holdings, Inc. ..........    6.76%
Teva Pharmaceutical Industries Ltd., .......    6.33%
EMC Corp. ..................................    6.21%
Varian Medical Systems, Inc. ...............    5.65%
Broadcom Corp., Class A. ...................    5.54%
Best Buy Co., Inc. .........................    4.96%
Texas Instruments, Inc. ....................    4.80%
Goldman Sachs Group, Inc. ..................    4.64%
Kinetic Concepts, Inc. .....................    4.32%
Linear Technology Corp. ....................    4.20%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Select Stock Fund

GROWTH OF A $10,000 INVESTMENT

              Fifth Third
           Select Stock Fund     Russell
            (Institutional       1000(R)    Russell 1000(R)    Lipper Large-Cap
                Shares)          Index       Growth Index     Core Funds Average
7/31/1995        10000           10000           10000             10000
                 10447           10490           10472             10379
   Dec-95        11163           11074           10949             10636
                 11958           11685           11537             11194
                 12798           12161           12271             11663
                 13250           12558           12713             12008
   Dec-96        13668           13560           13481             12749
                 13799           13770           13554             12678
                 16395           16085           16117             14583
                 17764           17489           17328             16156
   Dec-97        18511           18015           17591             15913
                 21426           20424           20257             17866
                 21808           20934           21176             17998
                 19698           18776           19253             15567
   Dec-98        24609           22883           24400             18977
                 25543           23827           25951             19704
                 26220           25524           26950             21386
                 24872           23839           25963             20119
   Dec-99        27473           27668           32491             24053
                 28456           28876           34806             25843
                 27445           27885           33867             24901
                 26203           28084           32045             25265
   Dec-00        22045           25513           25205             23634
                 17933           22308           19937             21003
                 18729           23715           21616             22468
                 15862           20103           17420             18813
    1-Dec        17238           22337           20058             21240
                 16767           22502           19539             21378
                 14262           19474           15890             18678
                 11924           16180           13499             15587
    2-Dec        12119           17501           14465             16709
                 11656           16986           14310             16139
                 12901           19659           16358             18914
                 12938           20248           16998             19604
    3-Dec        14588           22732           18768             21982
                 15008           23164           18915             22605
                 15030           23489           19282             22819
                 13814           23064           18274             22234
    4-Dec        15247           25324           19950             24546
                 14386           24841           19135             23991
                 14726           25351           19606             24507
7/31/2005        15718           26337           20564             25543

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Russell 1000(R) Index, the Russell 1000(R) Growth Index and the Lipper Large-Cap Core Funds Average. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Russell 1000(R) Index and the Russell 1000(R) Growth Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Technology Fund

For the 12-month period ended July 31, 2005, the Fifth Third Technology Fund (Institutional Shares) produced a total return of 17.73%, compared to its benchmark, the Merrill Lynch 100 Technology Index, which returned 17.51%.

During the first half of the period, robust economic activity fueled growing expectations for improved technology spending. Inventories within the sector expanded, which, combined with geopolitical concerns, higher interest rates and surging oil prices, eventually tempered investors' optimism.

Companies then focused on working down the excess inventory levels, which contributed to improved sales and earnings levels through the final months of the period. However, outlooks remained somewhat muted as the Federal Reserve steadily boosted short-term interest rates.

More specifically within the technology sector, investors rotated between industry groups, contributing to traditional volatility levels and uneven performance from quarter to quarter. One industry group that missed a turn among the sector's leaders was telecommunications equipment, which struggled in the face of intense competition, anemic increases in capital spending by telecom service providers and excess capacity. The industry group's lackluster performance weighed on the Fund's returns, but by the end of the period, there were signs of improvement within the long-suffering area. +

Software and semiconductor stocks provided positive contributions, as did an underweight stake relative to the benchmark, in the e-commerce space. The software stocks rebounded modestly from low valuation levels while semiconductor-related stocks benefited from shrinking inventory levels, which generally precede periods of solid growth. +

E-commerce stocks surged through the final months of 2004 but dropped significantly through the first half of 2005 as worries over sky high valuation relative to long-term growth prospects emerged. The Fund's aversion to such stocks was in keeping with its emphasis on companies possessing an optimal mix of potential near-term catalysts and a strong likelihood for sustained long-term growth. +

Investment Risk Considerations
--------------------------------------------------------------------------------

The Fund's value and its returns may be considerably more volatile and pose greater risks due to the nature of the technology sector (short product cycles, price competition, obsolescence of existing technology) than the values and returns of other mutual funds invested in a broader range of industries and companies. The Fund could fluctuate in price more than most funds, due to the volatile nature of the technology sector.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                            Inception                         Since     Ending
                               Date      1 Year   5 Year    Inception  Value (2)
                            ---------   -------   -------   ---------  ---------
Institutional Shares          6/5/00     17.73%   -12.15%    -12.50%    $5,026
--------------------------------------------------------------------------------
Class A Shares*               6/5/00     11.45%   -13.27%    -13.58%    $4,713
--------------------------------------------------------------------------------
Class B Shares**              6/5/00     11.46%   -13.36%    -13.50%    $4,737
--------------------------------------------------------------------------------
Class C Shares**              6/5/00     16.50%   -13.04%    -13.37%    $4,774
--------------------------------------------------------------------------------
Advisor Shares                6/5/00     16.95%   -12.61%    -12.95%    $4,893
--------------------------------------------------------------------------------
Merrill Lynch 100
Technology Index (1)                     17.51%   -15.04%    -13.64%    $4,687
--------------------------------------------------------------------------------
Lipper Science and
Technology Funds Average (1)             16.14%   -17.01%    -14.85%    $4,650
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

The inception date for the Institutional, Class A and Class C Shares of the Technology Fund is June 5, 2000. The inception date for Class B and Advisor Shares is October 11, 2000 and October 29, 2001, respectively. The quoted performance prior to the inception of Class B and Advisor Shares is based on the performance of Class A Shares adjusted to reflect expenses and applicable sales charges for Class B and Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

Tellabs, Inc. ......................................  3.49%
Agilent Technologies, Inc. .........................  3.41%
Cadence Design Systems, Inc. .......................  3.17%
Vertex Pharmaceuticals, Inc. .......................  2.86%
Jabil Circuit, Inc. ................................  2.80%
Invitrogen Corp. ...................................  2.69%
Broadcom Corp., Class A ............................  2.68%
Celgene Corp. ......................................  2.57%
NCR Corp. ..........................................  2.49%
Micron Technology, Inc. ............................  2.45%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Technology Fund

GROWTH OF A $10,000 INVESTMENT

              Fifth Third
            Technology Fund     Merrill Lynch   Lipper Science
             (Institutional    100 Technology   and Technology
                Shares)             Index        Funds Average
 6/5/2000        10000              10000            10000
                 10185              11377            11563
                  9895              10948            11211
   Dec-00         7413               6649             7343
                  4925               4655             5063
                  5743               5372             5653
                  3709               3176             3646
    1-Dec         4951               4485             4815
                  4542               4351             4489
                  3058               3018             3320
                  2114               2069             2516
    2-Dec         2871               2622             2910
                  2887               2617             2887
                  4073               3404             3555
                  4628               3821             3909
    3-Dec         5405               4426             4388
                  5375               4491             4442
                  5026               4503             4441
                  4214               4002             4002
    4-Dec         5031               4742             4624
                  4552               4355             4238
                  4703               4389             4382
7/31/2005         5026               4687             4650

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Merrill Lynch 100 Technology Index and the Lipper Science and Technology Funds Average. The Merrill Lynch 100 Technology Index is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and American Depository Receipts. The Lipper Science and Technology Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Merrill Lynch 100 Technology Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Science and Technology Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

International Equity Fund

For the 12-month period ended July 31, 2005, the Fifth Third International Equity Fund (Institutional Shares) produced a total return of 17.99%, compared to its benchmark, the MSCI(R) EAFE Index, which gained 21.56%.

With the exception of a broad sell-off in the spring, international equity markets moved consistently higher during the period. Non-Japanese Asian markets generated the strongest returns, collectively rising 37%, while European markets advanced 25% as a group. Japan posted a less inspiring 6% return. The Fund's underperformance stemmed in part from an overweight stake, relative to the benchmark, in Japan and an underweight position in Europe. +

More specifically within Europe, performance was hindered by an overweight stake in Germany and an underweight stake in the United Kingdom. Underexposure to Italian stocks, which rallied 27% on heightened merger and acquisition activity, also hurt the Fund's returns. +

From a sector standpoint, energy stocks paced the market, gaining 32%, followed by the materials group, which climbed 29%. The information technology sector offered the smallest return at 9%, although it rallied through the final months of the period. +

During 2005, the global economy underwent a mid-cycle slowdown in the face of key lending rate increases by central banks, higher oil prices and some deterioration in business and consumer confidence. Global equity markets responded in a choppy fashion, enjoying a summertime recovery after enduring sharp declines between March and May. A sense that leading economic indicators had bottomed and firm reports from key business surveys supported the resurgence in optimism, although the interest rate outlook remained murky.

As the slowdown didn't appear strong enough to derail the global economy and world equity markets, the Fund was fully invested throughout the period. Overweight positions in more cyclical areas such as Asia, energy and materials boosted performance. +

With equity valuations reasonable, long-term bond yields low and central banks nearing the end of their rate-hike campaigns, we believe potential positives abound for international stocks, provided record high oil prices, interest rate uncertainty and potential spending fatigue among U.S. consumers fail to undermine any further uptick in sentiment.

Investment Risk Considerations
--------------------------------------------------------------------------------

An investment in this Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. The Fund's share price is expected to be more volatile than that of a U.S.-only fund.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                           1 Year   5 Year   10 Year   Value (2)
                                           ------   ------   -------   ---------
Institutional Shares                       17.99%    0.75%    5.88%     $17,705
--------------------------------------------------------------------------------
Class A Shares*                            11.92%   -0.43%    5.20%     $16,608
--------------------------------------------------------------------------------
Class B Shares**                           11.76%   -0.42%    4.86%     $16,077
--------------------------------------------------------------------------------
Class C Shares**                           16.83%   -0.25%    4.97%     $16,238
--------------------------------------------------------------------------------
Advisor Shares                             17.43%    0.34%    5.48%     $17,046
--------------------------------------------------------------------------------
MSCI(R) EAFE Index (1)                     21.56%    1.30%    5.25%     $16,675
--------------------------------------------------------------------------------
Lipper International
Large-Cap Core
Funds Average (1)                          19.28%   -1.87%    5.15%     $16,894
-------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 5.00%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Class A Shares were initially offered on August 18, 1994. Class B and Class C Shares were initially offered on October 11, 2000 and April 25, 1996, respectively. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Class A Shares adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. Institutional Shares were initially offered on October 9, 1998. The performance figures for Institutional Shares for periods prior to such date represent the performance for Class A Shares. Advisor Shares were initially offered on November 10, 2003. The performance figures for Advisor Shares for the periods prior to such date represent the performance for Class A Shares adjusted to reflect expenses and applicable sales charges for Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Top Ten Equity Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

BP PLC .............................................  1.97%
HSBC Holdings PLC ..................................  1.63%
Vodaphone Airtouch PLC .............................  1.42%
Toyota Motor Corp. .................................  1.33%
Total SA ...........................................  1.31%
Glaxosmithkline PLC ................................  1.21%
Royal Dutch Shell PLC, A Shares ....................  1.20%
Novartis AG, Registered ............................  1.06%
Nestle .............................................  1.03%
Royal Dutch Shell PLC, B Shares ....................  0.91%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

International Equity Fund

GROWTH OF A $10,000 INVESTMENT

                 Fifth Third                              Lipper International
              International Equity        MSCI(R) EAFE       Large-Cap Core
            Fund (Institutional Shares)      Index           Funds Average
7/31/1995            10000                   10000               10000
                     10081                    9811               10011
   Dec-95            10631                   10216               10230
                     11099                   10519               10679
                     11434                   10694               11091
                     11292                   10688               11065
   Dec-96            11539                   10866               11569
                     11539                   10704               11727
                     13040                   12101               13133
                     13095                   12024               13342
   Dec-97            12457                   11090               12357
                     14413                   12730               14177
                     14749                   12873               14302
                     12997                   11052               11974
   Dec-98            14880                   13345               14043
                     15065                   13540               14351
                     15373                   13893               15156
                     15939                   14513               15745
   Dec-99            18766                   16988               19757
                     18323                   16979               19992
                     17705                   16317               19043
                     16536                   15010               17429
   Dec-00            16093                   14617               16598
                     14274                   12621               14238
                     14196                   12511               14171
                     12750                   10766               11981
    1-Dec            13212                   11517               13012
                     13417                   11636               13146
                     13244                   11359               12707
                     10866                    9123               10118
    2-Dec            11393                    9714               10782
                     10443                    8924                9834
                     12122                   10670               11575
                     13010                   11544               12343
    3-Dec            15183                   13518               14256
                     15425                   14114               14772
                     15650                   14176               14580
                     15425                   14144               14513
    4-Dec            17607                   16316               16574
                     17410                   16301               16436
                     17213                   16178               16312
7/31/2005            17705                   16675               16894

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Morgan Stanley Capital International(R) (MSCI) Europe, Australasia and Far East (EAFE) Index and the Lipper International Large-Cap Core Funds Average. The Morgan Stanley Capital International(R) (MSCI) Europe, Australasia and Far East (EAFE) Index is generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries. The Lipper International Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The MSCI(R) EAFE Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper International Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Bond Fund

For the 12-month period ended July 31, 2005, the Fifth Third Bond Fund (Institutional Shares) produced a total return of 4.43%, slightly trailing its benchmark, the Lehman Brothers Aggregate Bond Index, which advanced 4.79%.

Although the Federal Reserve steadily increased short-term lending rates during the period-hiking its overnight rate 2.00% with eight quarter-point moves-yields on longer term issues generally fell. Such conditions sent many buyers, including a large number of foreign investors, scrambling for better yields, which propped up the corporate bond market.

Such developments hindered the performance of the Fund, which held an underweight stake, relative to the benchmark, in corporate debentures. Yet by the period's close, exceedingly high valuations and a growing likelihood that some companies will make shareholder friendly moves-which rarely benefit bondholders-we believe made the group's fundamentals appear even shakier, and the Fund remained underweight. +

The interest-rate picture helped keep mortgage rates low, which contributed to solid gains from mortgage backed securities and asset backed securities. The Fund especially benefited from home loan related holdings tied to hybrid adjustable rate mortgages holding 2- to 5-year terms, which were purchased during a momentary setback but proceeded to outperform the market. +

The Fund also benefited modestly from a shorter-than-the-benchmark duration position, which helped reduce the impact of increasing short-term rates. By the period's end, the Fund's duration was closer to neutral, but still slightly shorter than the Index. +

Elsewhere, the Fund held underweight stakes in Treasury issues and government agency debentures. A portion of the Treasury securities were inflation-indexed bonds, which helped offset the impact of any significant rise in inflation, while issues from agencies such as Fannie Mae, which buys and sells home mortgages, appeared fully valued. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                            1 Year   5 Year   10 Year  Value (2)
                                            ------   ------   -------  ---------
Institutional Shares                         4.43%   6.36%     6.05%    $18,000
--------------------------------------------------------------------------------
Class A Shares*                             -0.78%   5.08%     5.31%    $16,769
--------------------------------------------------------------------------------
Class B Shares**                            -1.62%   4.97%     4.99%    $16,279
--------------------------------------------------------------------------------
Class C Shares**                             3.37%   5.29%     4.99%    $16,277
--------------------------------------------------------------------------------
Advisor Shares                               3.90%   5.84%     5.53%    $17,130
--------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index (1)                     4.79%   7.01%     6.75%    $19,219
--------------------------------------------------------------------------------
Lipper Corporate Debt
Funds A Rated Average (1)                    4.71%   6.49%     6.16%    $18,221
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 4.75%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Fifth Third Bond Fund Institutional Shares reflects the performance of the Kent Income Fund Institutional Shares with an inception date of March 20, 1995. Prior to October 29, 2001, the performance figures for the Fifth Third Bond Fund Class A Shares reflects the performance of the Kent Income Fund Investment Shares with an inception date of March 22, 1995, adjusted for the maximum sales charge. Class B and Class C Shares were initially offered on October 29, 2001. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. Advisor Shares were initially offered on October 29, 2001. The performance figures for Advisor Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses for Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                Corporate Bonds   43.51%

                                       U.S. Government Agencies   35.77%

Short-Term Securities Held as Collateral for Securities lending    6.96%

                                               Commercial Paper    6.21%

                                      U.S. Treasury Obligations    4.85%

                                                  Money Markets    1.41%

                                                  Foreign Bonds    1.29%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Bond Fund

GROWTH OF A $10,000 INVESTMENT

                    Fifth Third          Lehman Brothers      Lipper Corporate
                     Bond Fund              Aggregate            Debt Funds
              (Institutional Shares)       Bond Index         A Rated Average
7/31/1995             10000                  10000                10000
                      10272                  10219                10253
   Dec-95             10813                  10655                10752
                      10421                  10466                10455
                      10376                  10525                10479
                      10544                  10720                10663
   Dec-96             10941                  11041                11019
                      10701                  10980                10909
                      11197                  11383                11321
                      11708                  11761                11736
   Dec-97             12094                  12107                12086
                      12281                  12296                12263
                      12595                  12583                12566
                      13141                  13115                13015
   Dec-98             13218                  13159                13007
                      13011                  13094                12874
                      12739                  12979                12685
                      12731                  13067                12710
   Dec-99             12635                  13051                12655
                      13021                  13339                12951
                      13096                  13571                13055
                      13516                  13980                13426
   Dec-00             14141                  14568                13944
                      14612                  15010                14390
                      14633                  15095                14459
                      15400                  15791                15028
    1-Dec             15165                  15798                15041
                      15010                  15813                14994
                      15649                  16397                15459
                      16389                  17149                16115
    2-Dec             16594                  17419                16369
                      16811                  17661                16621
                      17145                  18103                17165
                      17092                  18077                17104
    3-Dec             17125                  18134                17178
                      17536                  18616                17641
                      17086                  18161                17160
                      17598                  18741                17715
    4-Dec             17755                  18920                17926
                      17704                  18829                17855
                      18193                  19396                18388
7/31/2005             18000                  19219                18221

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Lehman Brothers Aggregate Bond Index and the Lipper Corporate Debt Funds A Rated Average. The Lehman Brothers Aggregate Bond Index is representative of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The Lipper Corporate Debt Funds A Rated Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Lehman Brothers Aggregate Bond Index is an unmanaged index and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Corporate Debt Funds A Rated Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Intermediate Bond Fund

For the 12-month period ended July 31, 2005, the Fifth Third Intermediate Bond Fund (Institutional Shares) produced a total return of 2.85%, narrowly trailing its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which gained 3.06%.

Over the past year, the fixed income market bucked tradition during the period as longer-term rates declined while the Federal Reserve (the "Fed") steadily increased short-term lending rates. Similar Fed campaigns in the past usually led to higher long-term rates, reflecting concerns over robust economic conditions. Recently, however, beliefs that inflationary pressures were in check emboldened many bond investors to venture out on the longer end of the yield curve, which kept prices higher and yields subdued.

Against this backdrop, intermediate bonds, perched between the active short-term and the improving long-term markets, tended to trade in a narrow range during the period. As a result, U.S. Treasury issues and government-backed agency securities offered minimal gains, and the Fund's small positions in both types of investments proved a modest drag on performance. +

The Fund's duration position, which was slightly shorter than the benchmark in an effort to minimize the impact of the Fed's rate-hike efforts, also hindered returns. +

To offset the lower yields provided by a short-duration strategy, the Fund built up positions in longer term notes to capture some of the price appreciation that occurred as rates eased. In addition, it held stakes in higher yielding high quality issues within the collateralized mortgage backed securities (CMBS) and mortgage-backed securities (MBS). +

CMBS holdings linked to commercial buildings and housing facilities proved especially beneficial. In the MBS market, the Fund realized gains from securities holding whole loans - which are large home mortgages-although it generally avoided such debt originating in California. +

Asset-backed securities from the automobile sector also boosted returns with higher yields than similarly rated corporate issues. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                            1 Year   5 Year   10 Year  Value (2)
                                            ------   ------   -------  ---------
Institutional Shares                         2.85%    5.67%    5.45%    $16,998
--------------------------------------------------------------------------------
Class A Shares*                             -0.91%    4.67%    4.81%    $16,001
--------------------------------------------------------------------------------
Class B Shares**                            -2.34%    4.49%    4.48%    $15,504
--------------------------------------------------------------------------------
Class C Shares**                             1.91%    4.61%    4.38%    $15,350
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government/
Credit Bond Index (1)                        3.06%    6.53%    6.26%    $18,344
--------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt
Funds Average (1)                            4.36%    6.33%    5.94%    $17,841
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 3.50%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Fifth Third Intermediate Bond Fund Institutional Shares reflects the performance of the Kent Intermediate Bond Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the performance for the Fifth Third Intermediate Bond Fund Class A Shares reflects the performance of the Kent Intermediate Bond Fund Investment Shares with an inception date of November 25, 1992, adjusted for the maximum sales charge. Class B and Class C Shares were initially offered on October 29, 2001. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                Corporate Bonds   65.52%

Short-Term Securities Held as Collateral for Securities Lending   12.25%

                                                     Fannie Mae    6.43%

                                                    Freddie Mac    5.95%

                       Government National Mortgage Association    4.31%

                                         Federal Home Loan Bank    2.75%

                                      U.S. Treasury Obligations    2.62%

                                                  Foreign Bonds    0.15%

                                                  Money Markets    0.02%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Intermediate Bond Fund

GROWTH OF A $10,000 INVESTMENT

                Fifth Third             Lehman Brothers      Lipper Intermediate
           Intermediate Bond Fund        Intermediate          Investment Grade
           (Institutional Shares)   Government/Credit Index   Debt Funds Average
7/31/1995           10000                    10000                  10000
                    10172                    10164                  10215
   Dec-95           10520                    10522                  10647
                    10373                    10434                  10442
                    10397                    10499                  10479
                    10567                    10686                  10678
   Dec-96           10836                    10947                  11002
                    10767                    10935                  10944
                    11117                    11257                  11327
                    11435                    11561                  11696
   Dec-97           11680                    11809                  11977
                    11862                    11993                  12165
                    12087                    12219                  12423
                    12535                    12767                  12846
   Dec-98           12574                    12805                  12872
                    12500                    12781                  12805
                    12363                    12730                  12652
                    12455                    12848                  12710
   Dec-99           12420                    12854                  12690
                    12640                    13048                  12920
                    12803                    13268                  13064
                    13179                    13650                  13423
   Dec-00           13630                    14155                  13926
                    14084                    14635                  14355
                    14185                    14733                  14403
                    14855                    15411                  15007
    1-Dec           14766                    15424                  14975
                    14654                    15389                  14945
                    15178                    15937                  15350
                    15774                    16658                  15924
    2-Dec           16038                    16941                  16198
                    16253                    17196                  16444
                    16609                    17664                  16897
                    16520                    17660                  16871
    3-Dec           16482                    17671                  16947
                    16854                    18108                  17363
                    16409                    17651                  16935
                    16813                    18129                  17438
    4-Dec           16900                    18208                  17616
                    16752                    18050                  17513
                    17144                    18498                  17974
7/31/2005           16998                    18344                  17841

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Lehman Brothers Intermediate Government/Credit Index and the Lipper Intermediate Investment Grade Debt Funds Average. The Lehman Brothers Intermediate Government/Credit Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury agencies. The debt issues within the index all maintain maturities within a range of one to ten years. The Lipper Intermediate Investment Grade Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Lehman Brothers Intermediate Government/Credit Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Intermediate Investment Grade Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Short Term Bond Fund

For the 12-month period ended July 31, 2005, the Fifth Third Short Term Bond Fund (Institutional Shares) produced a total return of 1.16%, trailing its benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index, which advanced 1.47%.

Tied closely to the behavior of the Federal Reserve (the "Fed"), short-term bonds generally experienced rising yields and falling valuations as the central bank raised its key overnight rate from 1.25% to 3.25% during the period. The gradual nature of the increases-eight quarter-point moves-minimized any dramatic fallout as the markets generally followed a similarly steady upward path.

The Fund's underexposure, relative to the benchmark, to lower quality bonds diminished returns, especially as industrial sector debentures outperformed. The Fund's underweight stake actually helped through the initial five months of the period, as the markets feared an economic slowdown. But through the second half of the period, those worries dissipated and contributed to a rally. As the second-half surge seemed as overdone as the first-half sell off, the Fund remained underweight at the period's close. +

Furthermore, the Fund is generally biased toward higher quality issues and it finished the period skewed toward investment quality corporate bonds, where the risk-reward profiles were more appealing. +

Just as high quality corporate issues-especially within the heavily regulated financial sector-enhanced returns, so, too, did issues related to the real estate market, which continued to thrive amid historically low lending rates. Stakes in asset backed securities tied to home equity loans proved beneficial, as did mortgage backed securities composed of 3-, 5- and 7-year term hybrid adjustable rate mortgages. +

Also contributing positively was an assortment of holdings within the commercial mortgage backed security sector, which finance non-residential real estate projects, and a shorter-than-the-benchmark duration position. Installed to mitigate the impact of the Fed's actions, the strategy provided a definite benefit as the central bank kept pushing rates higher. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                           1 Year   5 Year   10 Year  Value (2)
                                           ------   ------   -------  ----------
Institutional Shares                        1.16%    4.09%    4.68%    $ 15,799
--------------------------------------------------------------------------------
Class A Shares*                            -2.56%    3.20%    4.15%    $ 15,020
--------------------------------------------------------------------------------
Class C Shares**                            0.23%    3.07%    3.64%    $ 14,304
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year
Government/Corporate
Bond Index (1)                              1.47%    4.71%    5.29%    $ 16,750
--------------------------------------------------------------------------------
Lipper Short Investment
Grade Debt Funds Average (1)                1.76%    4.07%    4.77%    $ 15,942
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 3.50%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Fifth Third Short Term Bond Fund Institutional Shares reflects the performance of the Kent Short Term Bond Fund Institutional Shares with an inception date of November 2, 1992. Prior to October 29, 2001, the performance for the Fifth Third Short Term Bond Fund Class A Shares reflects the performance of the Kent Short Term Bond Fund Investment Shares with an inception date of December 4, 1992, adjusted for the maximum sales charge. Class C shares were initially offered on August 1, 2003. The performance figures for Class C Shares for the periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class C Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                Corporate Bonds   53.14%

                                       U.S. Government Agencies   24.70%

Short-Term Securities Held as Collateral for Securities Lending   10.23%

                                      U.S. Treasury Obligations    8.99%

                                                  Money Markets    2.13%

                                                  Foreign Bonds    0.54%

                                                Municipal Bonds    0.27%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Short Term Bond Fund

GROWTH OF A $10,000 INVESTMENT

                  Fifth Third        Merrill Lynch 1-3 Year     Lipper Short
             Short Term Bond Fund     Government/Corporate     Investment Grade
            (Institutional Shares)         Bond Index         Debt Funds Average
7/31/1995            10000                    10000                  10000
                     10101                    10108                  10126
   Dec-95            10359                    10362                  10381
                     10357                    10402                  10396
                     10439                    10509                  10489
                     10601                    10684                  10661
   Dec-96            10795                    10888                  10870
                     10827                    10964                  10939
                     11074                    11207                  11173
                     11300                    11428                  11398
   Dec-97            11488                    11617                  11559
                     11643                    11792                  11723
                     11803                    11975                  11896
                     12098                    12331                  12184
   Dec-98            12193                    12431                  12247
                     12273                    12521                  12350
                     12301                    12595                  12386
                     12441                    12748                  12513
   Dec-99            12498                    12836                  12599
                     12641                    12995                  12750
                     12850                    13214                  12945
                     13159                    13511                  13231
   Dec-00            13513                    13871                  13540
                     13896                    14274                  13926
                     14050                    14460                  14094
                     14498                    14962                  14521
    1-Dec            14581                    15080                  14555
                     14517                    15082                  14571
                     14817                    15446                  14826
                     15120                    15811                  15093
    2-Dec            15286                    15999                  15236
                     15414                    16137                  15374
                     15533                    16315                  15549
                     15597                    16396                  15584
    3-Dec            15596                    16438                  15617
                     15734                    16622                  15790
                     15564                    16435                  15622
                     15699                    16621                  15794
    4-Dec            15711                    16637                  15834
                     15671                    16590                  15796
                     15852                    16795                  15975
7/31/2005            15799                    16750                  15942

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Merrill Lynch 1-3 Year Government/Corporate Bond Index and the Lipper Short Investment Grade Debt Funds Average. The Merrill Lynch 1-3 Year Government/Corporate Bond Index is composed of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years. The Lipper Short Investment Grade Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Merrill Lynch 1-3 Year Government/Corporate Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Short Investment Grade Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. Government Bond Fund

For the 12-month period ended July 31, 2005, the Fifth Third U.S. Government Bond Fund (Institutional Shares) produced a total return of 2.39%, narrowly lagging its benchmark, the Lehman Brothers Intermediate Government Bond Index, which returned 2.51%.

The Treasury yield curve flattened considerably during the period as the Federal Reserve (the "Fed") engaged in a slow-but-steady rate increase campaign at the short end and heightened demand kept prices high-and yields low-at the long end. The Fed's efforts resulted in a 2.00% increase in its key overnight lending rate, while the constant buying pressure at the other end of the spectrum drove yields on 10-year Treasuries lower.

Expectations that inflation would gradually increase during the period proved incorrect as pricing data remained relatively tame. The development weighed on inflation-indexed Treasury securities, which, in turn, hurt the Fund's performance. The Fund first established a position as the inflation-sensitive bonds sold off to reach reasonable valuations, but a continued sell off hampered returns. +

The Fund maintains a high quality focus and frequently seeks to enhance performance with higher yielding structured mortgage-related securities. These solidly rated issues tend to reduce risk while providing above-benchmark yields. +

Z-bonds, a class of mortgage-backed security issues that aren't paid off until all other classes are redeemed, benefited from an acceleration of prepayment trends in the residential mortgage market. Such developments, which occur when refinancing activity is healthy, infuse the Z-bond issues with added principal, which boosts their value.

Elsewhere, the Fund's stake in government-sponsored agency debt from mortgage backer Fannie Mae profited despite the consistently strong residential refinancing activity, which generally detracts from the value of its bonds. Although Fannie Mae itself has reduced its issuance, as it's been ordered to increase its capital reserve, foreign demand for mortgage-backed debt helped prop up the entire mortgage backed market. +

Investment Risk Considerations
--------------------------------------------------------------------------------

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not the funds shares.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                           1 Year   5 Year   10 Year   Value (2)
                                           ------   ------   -------   ---------
Institutional Shares                        2.39%    5.27%    5.14%    $ 16,510
--------------------------------------------------------------------------------
Class A Shares*                            -2.76%    4.00%    4.46%    $ 15,476
--------------------------------------------------------------------------------
Class C Shares**                            1.39%    4.23%    4.19%    $ 15,070
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate Government
Bond Index (1)                              2.51%    5.86%    5.91%    $ 17,751
--------------------------------------------------------------------------------
Lipper Short-Intermediate
U.S. Government Bond
Funds Average (1)                           1.79%    4.83%    5.07%    $ 16,389
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 4.75%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Institutional Shares were initially offered on August 11, 1998. The performance figures for Institutional Shares for periods prior to such date represent the performance for Class A Shares. Class C Shares were initially offered on April 24, 1996. The performance figures for Class C Shares for periods prior to such date represent the performance for Class A Shares and is adjusted to reflect expenses and applicable sales charges for Class C Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Fund Holdings as of July 31, 2005
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                              Fannie Mae   33.00%

                             Freddie Mac   22.84%

Government National Mortgage Association   13.56%

                  Federal Home Loan Bank   10.41%

               U.S. Treasury Obligations    8.49%

                         Financing Corp.    7.19%

              Tennessee Valley Authority    1.62%

                Federal Farm Credit Bank    1.46%

                           Money Markets    1.43%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. Government Bond Fund

GROWTH OF A $10,000 INVESTMENT

                                                                   Lipper
               Fifth Third U.S.        Lehman Brothers       Short-Intermediate
             Government Bond Fund        Intermediate          U.S. Government
            (Institutional Shares)   Government Bond Index   Bond Funds Average
7/31/1995            10000                   10000                  10000
                     10142                   10150                  10140
   Dec-95            10452                   10489                  10446
                     10307                   10418                  10386
                     10339                   10488                  10437
                     10509                   10668                  10603
   Dec-96            10708                   10915                  10828
                     10696                   10912                  10849
                     10973                   11216                  11112
                     11245                   11503                  11362
   Dec-97            11472                   11758                  11573
                     11647                   11936                  11725
                     11837                   12156                  11907
                     12329                   12724                  12322
   Dec-98            12333                   12756                  12359
                     12293                   12721                  12372
                     12238                   12695                  12312
                     12353                   12824                  12415
   Dec-99            12355                   12818                  12445
                     12494                   13028                  12604
                     12695                   13264                  12803
                     13050                   13620                  13119
   Dec-00            13526                   14160                  13549
                     13915                   14585                  13908
                     13947                   14646                  13992
                     14621                   15373                  14611
    1-Dec            14562                   15352                  14580
                     14481                   15312                  14593
                     15014                   15903                  15071
                     15704                   16670                  15623
    2-Dec            15840                   16832                  15771
                     15987                   16988                  15896
                     16202                   17275                  16088
                     16114                   17252                  16028
    3-Dec            16077                   17217                  16012
                     16382                   17597                  16283
                     16014                   17192                  15966
                     16326                   17580                  16255
    4-Dec            16398                   17619                  16305
                     16300                   17499                  16211
                     16649                   17903                  16500
7/31/2005            16510                   17751                  16389

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Lehman Brothers Intermediate Government Bond Index and the Lipper Short-Intermediate U.S. Government Bond Funds Average. The Lehman Brothers Intermediate Government Bond Index is generally representative of intermediate-term government bonds. The Lipper Short-Intermediate U.S. Government Bond Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Lehman Brothers Intermediate Government Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Short-Intermediate U.S. Government Bond Funds Average and the Fund's performance reflect the deduction for fees for these value-added services Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Municipal Bond Fund

For the 12-month period ended July 31, 2005, the Fifth Third Municipal Bond Fund (Institutional Shares) produced a total return of 4.53%, lagging its benchmark, the Lehman Brothers Municipal Bond Index, which returned 6.35%.

Shadowing the U.S. Treasury market, where the Federal Reserve steadily increased its overnight lending rate and heavy demand pulled down long-term yields, short-term municipal bond interest rates climbed and long-term yields dropped during the period. Such a flattening of the yield curve proved perplexing to many observers, including Federal Reserve Chairman Alan Greenspan, and seemed to indicate lingering concerns over the economy's growth prospects.

As the Fund's duration was positioned shorter than the benchmark, which helped buffer the effect of rising short-term rates, the yield curve's flattening hurt performance. +

Also diminishing returns, relative to the benchmark, was the Fund's complete avoidance of bonds tied to the tobacco industry's 1998 nationwide settlement. Sold by states and municipalities, these debentures are financed by the future payments from cigarette makers. Essentially ignored for the past two years, the market's recent scramble for yield raised the profile of the issues, which represent a small portion of the benchmark but rallied significantly during the period. Possessing volatile tendencies and low quality characteristics, the bonds were never seriously considered for the quality conscious Fund. +

The high quality orientation weighed elsewhere as higher yielding, riskier issues tended to attract new investors to the municipal bond space. These especially proved appealing to hedge funds and other non-traditional market participants who appear to be establishing a permanent presence among classic municipal bond holders such as insurance companies and individual investors.

Providing a lift was a collection of bonds that were pre-refunded as issuers determined it would be profitable to refinance the generally high quality securities. The Fund benefited from the resulting jump in prices on the refurbished securities, which were all long-term holdings. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                           1 Year   5 Year   10 Year   Value (2)
                                           ------   ------   -------   ---------
Institutional Shares                        4.53%    5.78%    5.51%    $ 17,105
--------------------------------------------------------------------------------
Class A Shares*                            -0.61%    4.51%    4.73%    $ 15,869
--------------------------------------------------------------------------------
Class B Shares**                           -1.34%    4.38%    4.45%    $ 15,457
--------------------------------------------------------------------------------
Class C Shares**                            3.45%    4.72%    4.46%    $ 15,465
--------------------------------------------------------------------------------
Advisor Shares                              4.01%    5.27%    4.99%    $ 16,280
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index (1)                              6.35%    6.48%    6.23%    $ 18,302
--------------------------------------------------------------------------------
Lipper General Municipal
Debt Funds Average (1)                      5.57%    5.62%    5.29%    $ 16,778
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 4.75%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Fifth Third Municipal Bond Fund Institutional Shares reflects the performance of the Kent Tax-Free Income Fund Institutional Shares with an inception date of March 20, 1995. Prior to October 29, 2001, the performance for the Fifth Third Municipal Bond Fund Class A Shares reflects the performance of the Kent Tax-Free Income Fund Investment Shares with an inception date of March 31, 1995, and is adjusted to reflect applicable sales charge. Class B and Class C Shares were initially offered on October 29, 2001. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. Advisor Shares were initially offered on October 29, 2001. The performance figures for Advisor Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses for Advisor Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Bond Quality Ratings as of July 31, 2005
as represented by Standard and Poor's Rating Agency
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

AAA            65.57%

 AA            28.55%

BBB             4.89%

  A             0.99%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Municipal Bond Fund

GROWTH OF A $10,000 INVESTMENT

             Fifth Third Municipal                                Lipper General
                   Bond Fund          Lehman Brothers Municipal   Municipal Debt
             (Institutional Shares)          Bond Index            Funds Average
7/31/1995            10000                      10000                  10000
                     10186                      10191                  10167
   Dec-95            10559                      10612                  10640
                     10465                      10484                  10449
                     10491                      10564                  10504
                     10681                      10806                  10745
   Dec-96            10971                      11082                  11001
                     10901                      11055                  10950
                     11277                      11436                  11332
                     11604                      11781                  11682
   Dec-97            11913                      12100                  12012
                     12003                      12240                  12126
                     12152                      12426                  12285
                     12567                      12807                  12643
   Dec-98            12594                      12884                  12650
                     12651                      12998                  12710
                     12368                      12769                  12424
                     12310                      12718                  12250
   Dec-99            12183                      12619                  12056
                     12572                      12988                  12398
                     12742                      13185                  12533
                     13041                      13503                  12823
   Dec-00            13693                      14094                  13376
                     13948                      14407                  13634
                     14002                      14500                  13694
                     14369                      14907                  14047
    1-Dec            14250                      14816                  13887
                     14383                      14956                  13995
                     14923                      15503                  14463
                     15655                      16239                  15090
    2-Dec            15625                      16239                  15035
                     15789                      16434                  15132
                     16195                      16858                  15543
                     16176                      16872                  15538
    3-Dec            16357                      17102                  15772
                     16583                      17398                  16005
                     16156                      16986                  15637
                     16728                      17648                  16202
    4-Dec            16860                      17868                  16403
                     16789                      17862                  16382
                     17207                      18385                  16830
7/31/2005            17105                      18302                  16778

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The Lehman Brothers Municipal Bond Index is generally representative of the municipal bond market. The Lipper General Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Lehman Brothers Municipal Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper General Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Intermediate Municipal Bond Fund

For the 12-month period ended July 31, 2005, the Fifth Third Intermediate Municipal Bond Fund (Institutional Shares) produced a total return of 2.83%, compared to its benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index which gained 2.61%.

Shadowing the U.S. Treasury market, where the Federal Reserve steadily increased its overnight lending rate and heavy demand pulled down long-term yields, short-term municipal bond interest rates climbed and long-term yields dropped during the period. Such a flattening of the yield curve proved perplexing to many observers, including Federal Reserve Chairman Alan Greenspan, and seemed to indicate a significant amount of angst over the economy's growth prospects.

Such conditions can have varying effects on intermediate term bonds, but during the period, 3- and 5-year yields advanced. This proved ideal for the Fund, which held a duration position which was shorter than both of its benchmarks. As a result, the strategy, which helped buffer the effect of rising short-term rates, enhanced returns. +

Further boosting performance was the Fund's stake in put bonds, which provide the bondholder with the right to redeem notes prior to the maturity date. Offering better yields with solid quality characteristics, such bonds generally added to the Fund's performance, especially those with 5- or 10-year terms. +

The Fund also benefited from an assortment of alternative minimum tax
(AMT)-eligible issues, which tend to offer more yield to compensate for potential AMT exposure and the uncertainty surrounding the future of the AMT-eligible issues.+

Modestly hindering returns was a limited exposure to longer-term issues such as 10-year bonds, which enjoyed solid price appreciation, and an absence from the low quality high yield arena, where demand remained high. +

Investment Risk Considerations
--------------------------------------------------------------------------------

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                           1 Year   5 Year   10 Year   Value (2)
                                           ------   ------   -------   ---------
Institutional Shares                        2.83%    4.64%    4.65%    $ 15,749
--------------------------------------------------------------------------------
Class A Shares*                            -1.13%    3.62%    4.02%    $ 14,825
--------------------------------------------------------------------------------
Class B Shares**                           -2.36%    3.47%    3.70%    $ 14,375
--------------------------------------------------------------------------------
Class C Shares**                            1.76%    3.60%    3.59%    $ 14,229
--------------------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Municipal Bond Index (1)                    2.61%    5.37%    5.32%    $ 16,829
--------------------------------------------------------------------------------
Lipper Intermediate Municipal
Debt Funds Average (1)                      3.44%    5.02%    4.92%    $ 16,179
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 3.50%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Fifth Third Intermediate Municipal Bond Fund Institutional Shares reflects the performance of the Kent Intermediate Tax-Free Fund Institutional Shares with an inception date of December 16, 1992. Prior to October 29, 2001, the performance figures for the Fifth Third Intermediate Bond Fund Class A Shares reflects the performance of the Kent Intermediate Tax-Free Fund Investment Shares with an inception date of December 18, 1992, adjusted for the maximum sales charge. Class B and Class C Shares were initially offered on October 29, 2001. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for the Kent Intermediate Tax-Free Fund Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Bond Quality Ratings as of July 31, 2005
as represented by Standard and Poor's Rating Agency
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                   AAA            65.85%

                    AA            18.70%

                   BBB             7.96%

                     A             5.50%

Net Cash & Equivalents             1.47%

             Not Rated             0.52%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Intermediate Municipal Bond Fund

GROWTH OF A $10,000 INVESTMENT

           Fifth Third Intermediate      Lehman Brothers    Lipper Intermediate
             Municipal Bond Fund      Quality Intermediate  Municipal Debt Funds
            (Institutional Shares)    Municipal Bond Index        Average
7/31/1995           10000                     10000                10000
                    10152                     10152                10153
   Dec-95           10408                     10401                10442
                    10332                     10376                10378
                    10366                     10421                10427
                    10522                     10598                10619
   Dec-96           10763                     10844                10844
                    10735                     10845                10843
                    11022                     11133                11130
                    11289                     11407                11396
   Dec-97           11523                     11637                11645
                    11623                     11760                11754
                    11735                     11906                11900
                    12073                     12241                12231
   Dec-98           12141                     12335                12297
                    12201                     12443                12362
                    12003                     12266                12151
                    12037                     12369                12147
   Dec-99           12018                     12371                12106
                    12259                     12568                12320
                    12423                     12761                12472
                    12661                     13029                12732
   Dec-00           13098                     13439                13162
                    13388                     13782                13452
                    13486                     13889                13533
                    13832                     14270                13883
    1-Dec           13718                     14179                13766
                    13812                     14303                13873
                    14303                     14855                14368
                    14812                     15449                14959
    2-Dec           14848                     15488                14966
                    14988                     15660                15100
                    15251                     16016                15435
                    15282                     16096                15454
    3-Dec           15333                     16207                15599
                    15485                     16416                15772
                    15172                     16071                15453
                    15584                     16586                15908
    4-Dec           15649                     16697                16023
                    15513                     16548                15893
                    15841                     16937                16266
7/31/2005           15749                     16829                16179

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The Lehman Brothers Quality Intermediate Municipal Bond Index is generally representative of intermediate term municipal bonds with a maturity between two and twelve years. The Lipper Intermediate Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Lehman Brothers Quality Intermediate Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Ohio Municipal Bond Fund

For the 12-month period ended July 31, 2005, the Fifth Third Ohio Municipal Bond Fund (Institutional Shares) produced a total return of 2.61%, compared to its benchmark, the Lehman Brothers Quality Intermediate Municipal Bond Index, which also gained 2.61%.

Generally speaking, Ohio maintained its solid credit profile during the period. Although cities in the industrial north such as Toledo and Cleveland were exposed to the struggling automotive industry, more diversified communities such as Columbus and Cincinnati helped weather these challenges.

State-issued Ohio Housing Authority bonds boosted performance. These securities are subject to the alternative minimum tax (AMT), a factor that enhanced yield without forfeiting much in quality.

As yield curves across the fixed income universe flattened-short term rates followed the Federal Reserve's steady rate hike efforts while heightened demand propped up prices and shrank yields at the long end-it appeared as though many observers were uncertain about the economy's growth prospects.

Such conditions can have varying effects on intermediate term bonds, but during the period, yields advanced on issues with terms up to 5 years. This proved ideal for the Fund, whose duration position was shorter than both benchmarks. As a result, the strategy, which helped buffer the effect of rising short-term rates, enhanced returns. +

Further boosting performance was the Fund's stake in put bonds, which provide the bondholder with the right to redeem notes prior to the maturity date. Offering better yields with solid quality characteristics, such bonds generally added to the Fund's performance, especially those with 5- or 10-year terms. +

Modestly hindering returns was the Fund's small exposure relative to its Index to longer-term issues such as 10-year bonds, which enjoyed solid price appreciation, and an absence from the low quality high yield arena, where demand remained high. +

Investment Risk Considerations
--------------------------------------------------------------------------------

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                        Ending
                                            1 Year   5 Year   10 Year  Value (2)
                                            ------   ------   -------  ---------
Institutional Shares                         2.61%    4.59%    4.39%    $15,371
--------------------------------------------------------------------------------
Class A Shares*                             -2.52%    3.31%    3.71%    $14,393
--------------------------------------------------------------------------------
Class B Shares**                            -3.27%    2.92%    3.31%    $13,843
--------------------------------------------------------------------------------
Class C Shares**                             1.60%    3.56%    3.47%    $14,063
--------------------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Municipal Bond Index (1)                     2.61%    5.37%    5.32%    $16,829
--------------------------------------------------------------------------------
Lipper Ohio
Intermediate Municipal
Debt Funds Average (1)                       2.34%    4.33%    4.36%    $15,332
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 4.75%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

Institutional Shares were initially offered on August 11, 1998. The performance figures for Institutional Shares for periods prior to such date represent the performance for Class A Shares. The Class B and Class C Shares were initially offered on October 11, 2000 and April 24, 1996, respectively. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Class A Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Bond Quality Ratings as of July 31, 2005
as represented by Standard and Poor's Rating Agency
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

AAA                        48.02%

 AA                        32.47%

  A                         9.79%

BBB                         9.72%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Ohio Municipal Bond Fund

GROWTH OF A $10,000 INVESTMENT

              Fifth Third Ohio          Lehman Brothers            Lipper Ohio
               Municipal Bond         Quality Intermediate         Intermediate
             Fund (Institutional         Municipal Bond           Municipal Debt
                   Shares)                   Index                Funds Average
7/31/1995           10000                    10000                    10000
                    10112                    10152                    10155
   Dec-95           10368                    10401                    10419
                    10324                    10376                    10355
                    10336                    10421                    10394
                    10483                    10598                    10568
   Dec-96           10729                    10844                    10795
                    10680                    10845                    10774
                    10979                    11133                    11045
                    11230                    11407                    11294
   Dec-97           11471                    11637                    11524
                    11544                    11760                    11616
                    11679                    11906                    11755
                    12058                    12241                    12071
   Dec-98           12115                    12335                    12118
                    12140                    12443                    12172
                    11863                    12266                    11936
                    11835                    12369                    11919
   Dec-99           11759                    12371                    11869
                    12008                    12568                    12067
                    12142                    12761                    12203
                    12381                    13029                    12445
   Dec-00           12802                    13439                    12848
                    13074                    13782                    13101
                    13155                    13889                    13160
                    13479                    14270                    13480
    1-Dec           13387                    14179                    13355
                    13454                    14303                    13457
                    13920                    14855                    13925
                    14419                    15449                    14456
    2-Dec           14437                    15488                    14456
                    14566                    15660                    14586
                    14842                    16016                    14862
                    14884                    16096                    14867
    3-Dec           14991                    16207                    14967
                    15140                    16416                    15108
                    14811                    16071                    14801
                    15222                    16586                    15203
    4-Dec           15288                    16697                    15261
                    15157                    16548                    15141
                    15479                    16937                    15422
7/31/2005           15371                    16829                    15332

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lipper Ohio Intermediate Municipal Debt Funds Average. The Lehman Brothers Quality Intermediate Municipal Bond Index is generally representative of intermediate term municipal bonds with a maturity between two and twelve years. The Lipper Ohio Intermediate Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Lehman Brothers Quality Intermediate Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Ohio Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Michigan Municipal Bond Fund

For the 12-month period ended July 31, 2005, the Fifth Third Michigan Municipal Bond Fund (Institutional Shares) produced a total return of 1.49%, outperforming its benchmark, the Lehman Brothers 1-5 year Municipal Bond Index, which gained 1.25%.

Weakening fundamentals in the automobile industry weighed heavily on Michigan's economy during the period-enough so that the major credit rating agencies downgraded the State's ratings. Since the market had anticipated such a move, however, the impact was relatively minor.

While the issuance of municipal bonds nationwide was running at record levels through the first seven months of 2005, Michigan's new supply essentially matched historical volumes. The traditionally cyclical nature of the State's new issue calendar also continued, and the alternating periods of heightened activity and calm contributed to volatile yields, although demand remained relatively static.

The Fund's outperformance stemmed primarily from its short duration, relative to the benchmark. The tactic is designed to minimize the effect of rising short-term interest rates and as the municipal market generally followed the Federal Reserve's steady rate hike campaign, it paid off. +

Since a shorter duration strategy normally features smaller than-average yields, the Fund built up its exposure to better yielding issues to compensate. Without giving up much in the way of quality, the Fund benefited from increased stakes in some rural hospital issues and bonds subject to the alternative minimum tax. +

The Fund maintains a higher quality focus, which proved a modest drag on performance during the period as lower quality issues rallied. +

Investment Risk Considerations
--------------------------------------------------------------------------------

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

Average Annual Total Returns as of July 31, 2005
--------------------------------------------------------------------------------

                                                                       Ending
                                    1 Year     5 Year     10 Year      Value (2)
                                    ------     ------     -------      ---------
Institutional Shares                 1.49%     3.69%       3.86%        $14,602
--------------------------------------------------------------------------------
Class A Shares*                     -3.51%     2.53%       3.21%        $13,716
--------------------------------------------------------------------------------
Class B Shares**                    -4.47%     2.29%       2.82%        $13,206
--------------------------------------------------------------------------------
Class C Shares**                     0.43%     2.65%       2.82%        $13,205
--------------------------------------------------------------------------------
Lehman Brothers 1-5 Year
Municipal Bond Index (1)             1.25%     4.25%       4.47%        $15,551
--------------------------------------------------------------------------------
Lipper Other States Short-
Intermediate Municipal Debt
Funds Average (1)                    3.10%     4.37%       4.19%        $15,096
--------------------------------------------------------------------------------

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.53.com.

*    Reflects the maximum sales charge of 4.75%.

**   Reflects the maximum applicable contingent deferred sales charge of 5.00%.

The Fund's performance in the above table does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

For the period prior to October 29, 2001, the quoted performance for the Michigan Municipal Bond Fund Institutional Shares reflects the performance of the Kent Michigan Municipal Bond Fund Institutional Shares with an inception date of May 3, 1993. Prior to October 29, 2001, the quoted performance for the Fifth Third Michigan Municipal Bond Fund Class A Shares reflects the performance of the Kent Michigan Municipal Bond Fund Investment Shares with an inception date of May 11, 1993, adjusted for the maximum sales charge. Class B and Class C Shares were initially offered on October 29, 2001. The performance figures for Class B and Class C Shares for periods prior to such date represent the performance for Institutional Shares and is adjusted to reflect expenses and applicable sales charges for Class B and Class C Shares. During the period shown, the Advisor and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

Bond Quality Ratings as of July 31, 2005
as represented by Standard and Poor's Rating Agency
--------------------------------------------------------------------------------
as a percentage of value of investments +

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

AAA                            60.54%

AA                             21.58%

A                              12.33%

BBB                             5.13%

Not Rated                       0.42%

+ Portfolio composition is subject to change.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Michigan Municipal Bond Fund

GROWTH OF A $10,000 INVESTMENT

                                                    Lipper
                 Fifth Third                     Other States
                  Michigan          Lehman          Short-
                 Municipal         Brothers      Intermediate
                 Bond Fund         1-5 Year        Municipal
               (Institutional      Municipal       Debt Funds
                   Shares)        Bond Index        Average
7/31/1995          10000            10000            10000
                   10099            10109            10129
   Dec-95          10267            10288            10305
                   10267            10319            10304
                   10333            10390            10392
                   10466            10542            10551
   Dec-96          10628            10732            10709
                   10628            10757            10740
                   10845            10980            10944
                   11044            11185            11163
   Dec-97          11214            11353            11339
                   11315            11478            11445
                   11418            11605            11565
                   11657            11856            11795
   Dec-98          11747            11965            11890
                   11841            12094            11961
                   11738            12021            11880
                   11809            12137            11905
   Dec-99          11825            12169            11929
                   11950            12303            12074
                   12089            12477            12175
                   12291            12685            12380
   Dec-00          12571            12964            12668
                   12866            13295            12925
                   12981            13448            13024
                   13261            13759            13271
    1-Dec          13260            13771            13300
                   13326            13845            13401
                   13709            14279            13717
                   13994            14625            14111
    2-Dec          14083            14746            14175
                   14205            14874            14295
                   14347            15046            14479
                   14445            15189            14585
    3-Dec          14415            15191            14652
                   14500            15342            14798
                   14300            15126            14535
                   14538            15437            14881
    4-Dec          14570            15501            14967
                   14468            15381            14899
                   14642            15599            15142
7/31/2005          14602            15551            15096

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. For performance data current to the most recent month end, visit our website at www.53.com.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

(1) The Fund's performance is measured against the Lehman Brothers 1-5 Year Municipal Bond Index and the Lipper Other States Short-Intermediate Municipal Debt Funds Average. The Lehman Brothers 1-5 Year Municipal Bond Index is representative of short term municipal bonds with a maturity between one and six years. The Lipper Other States Short-Intermediate Municipal Debt Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

     The Lehman Brothers 1-5 Year Municipal Bond Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Other States Short-Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

(2) The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2005.

                       This page intentionally left blank.

                                                           Small Cap Growth Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (97.3%)
A.S.V., Inc. * (g)                                       96,000    $      4,603
Affiliated Managers Group, Inc. * (g)                    41,400           2,952
Akamai Technologies, Inc. * (g)                         252,000           3,848
American Medical Systems Holdings, Inc. *               227,700           5,294
aQuantive, Inc. * (g)                                   230,300           4,344
ArthroCare Corp. * (g)                                   72,000           2,633
Avid Technology, Inc. * (g)                              41,417           1,704
Benchmark Electronics, Inc. *                            95,000           3,040
Bucyrus International, Inc.                              75,000           3,197
CARBO Ceramics, Inc.                                     32,056           2,785
Carpenter Technology Corp. (g)                           35,000           2,192
Cash Systems, Inc. * (g)                                258,622           2,121
Centene Corp. * (g)                                     120,500           3,531
Central Garden & Pet Co. * (g)                           77,900           3,908
Children's Place Retail Stores, Inc. *                   92,600           4,232
CKE Restaurants, Inc. (g)                               240,000           3,110
Coherent, Inc. *                                         62,750           2,136
Core Laboratories N.V. *                                 91,265           2,939
Denbury Resources, Inc. *                                70,000           3,276
East-West Bancorp., Inc.                                 67,734           2,336
Engineered Support Systems, Inc.                        108,675           4,019
Epicor Software Corp. *                                 275,900           4,092
ev3, Inc. *                                             151,500           2,939
F5 Networks, Inc. * (g)                                  57,000           2,404
First Cash Financial Services, Inc. *                   174,700           4,167
FormFactor, Inc. *                                      121,800           3,184
GEN-Probe, Inc. *                                        59,000           2,601
General Cable Corp. * (g)                               330,000           5,478
Grey Wolf, Inc. * (g)                                   540,000           4,142
Headwaters, Inc. * (g)                                   60,000           2,565
HealthExtras, Inc. *                                    145,000           2,884
Hibbet Sporting Goods, Inc. *                           108,200           4,331
Hub Group, Inc., Class A *                               95,000           2,943
Immucor, Inc. * (g)                                      60,000           1,648
Jarden Corp. * (g)                                       96,900           3,717
Kanbay International Inc. * (g)                         141,000           3,125
Labor Ready, Inc. *                                     208,244           4,937
MGI Pharma, Inc. * (g)                                  145,000           3,958
Navigant Consulting, Inc. *                             125,278           2,506
Openwave Systems, Inc. * (g)                            217,400           4,033
OraSure Technologies, Inc. *                            364,000           3,924
Parametric Technology Corp. * (g)                       635,000           4,381
Psychiatric Solutions, Inc. *                            82,000           3,950
Quiksilver, Inc. * (g)                                  210,000           3,526
Range Resources Corp.                                    94,000           2,871
RC2 Corp. *                                             104,028           4,245
Respironics, Inc. *                                      97,646           3,701
Salesforce.com, Inc. * (g)                              110,400           2,600
Scientific Games Corp., Class A *                        95,000           2,601
Serologicals Corp. * (g)                                100,850           2,320
SFBC International, Inc. *                               76,600           3,082
SI International, Inc. *                                120,000           3,781
Stage Stores, Inc. *                                     63,951           2,825
Stein Mart, Inc. (g)                                    100,000           2,269
Sterling Financial Corp. * (g)                           56,000           2,186
Superior Energy Services, Inc. *                        162,000           3,457

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Common Stocks, continued
Sybron Dental Specialites, Inc. * (g)                    90,000    $      3,308
Symmetricom, Inc. *                                     275,000           2,877
TBS International, Ltd.,A Shares * (g)                  259,790           2,686
Texas Industries, Inc.                                   37,000           2,724
Trimble Navigation Ltd. * (g)                            95,000           3,701
Tsakos Energy Navigation Ltd.                            62,100           2,403
UbiquiTel, Inc. * (g)                                   325,000           2,970
United Natural Foods, Inc. * (g)                         77,780           2,623
United Surgical Partners International, Inc. *           67,425           2,428
Varian Semiconductor Equipment
  Associates, Inc. * (g)                                 70,000           2,906
VCA Antech, Inc. *                                      133,778           3,176
Ventiv Health, Inc. *                                   100,000           2,200
WCI Communities, Inc. * (g)                             147,000           4,992
Wintrust Financial Corp.                                 43,400           2,328
Witness Systems, Inc. *                                 176,000           3,434
Zenith National Insurance Corp.                          47,500           3,308
                                                                   ------------

Total Common Stocks                                                     233,637
                                                                   ------------

Treasury Bills (0.2%)
2.99%, 9/22/05 **(a)                               $        500             498
                                                                   ------------

Total Treasury Bills                                                        498
                                                                   ------------

Investments in Affiliates (2.2%)
Fifth Third Institutional
  Money Market Fund                                   5,370,789           5,371
                                                                   ------------

Total Investments in Affiliates                                           5,371
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (27.2%)
Pool of various securities for
  Fifth Third Funds                                $     65,350          65,350
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                      65,350
                                                                   ------------

Total Investments (Cost $243,213)+ - 126.9%                             304,856

Liabilities in excess of other assets - (26.9)%                         (64,632)
                                                                   ------------

NET ASSETS - 100.0%                                                $    240,224
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Mid Cap Growth Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (96.1%)
A.G. Edwards, Inc.                                       81,700    $      3,619
Abercrombie & Fitch Co.                                  84,000           6,052
Advance Auto Parts, Inc. * (g)                          160,800          11,089
Alliance Data Systems Corp. * (g)                       142,900           6,083
American Capital Strategies Ltd. (g)                    153,100           5,761
American Medical Systems Holdings,
  Inc. * (g)                                            440,300          10,237
Autodesk, Inc.                                          171,000           5,846
Avid Technology, Inc. * (g)                              88,000           3,621
Biomet, Inc.                                            134,000           5,109
Burlington Resources, Inc.                              135,300           8,674
CACI International, Inc., Class A * (g)                 139,100           9,151
Caremark Rx, Inc. *                                     234,800          10,467
Charles River Laboratories
  International, Inc. *                                 132,700           6,462
Chico's FAS, Inc. * (g)                                 256,500          10,288
CNET Networks, Inc. *                                   484,900           6,207
Cognizant Technology Solutions
  Corp., Class A *                                      142,900           7,014
Corporate Executive Board Co. (g)                       104,600           8,439
Covance, Inc. *                                         185,000           9,167
Cytyc Corp. * (g)                                       362,400           9,046
D. R. Horton, Inc.                                      309,600          12,719
Education Management Corp. *                            153,100           5,320
Engineered Support Systems, Inc.                        133,950           4,953
Fastenal Co. (g)                                         82,900           5,442
Fidelity National Financial, Inc.                       177,400           6,990
Fiserv, Inc. * (g)                                       94,400           4,189
Fisher Scientific International, Inc. * (g)             136,500           9,152
GEN-Probe, Inc. * (g)                                   111,100           4,898
Gilead Sciences, Inc. *                                 223,300          10,006
GlobalSantaFe Corp. (g)                                 182,500           8,211
Hughes Supply, Inc.                                     237,400           6,746
International Rectifier Corp. * (g)                     163,300           7,683
ITT Industries, Inc. (g)                                 68,900           7,331
Jabil Circuit, Inc. *                                   301,200           9,395
Joy Global, Inc. (g)                                    208,000           8,543
Laureate Education, Inc. *                              200,800           9,097
Lennar Corp., Class A (g)                               107,200           7,211
Manpower, Inc.                                           84,200           4,025
Michael's Stores, Inc. (g)                              219,500           9,000
Nabors Industries Ltd. *                                150,100           9,824
National-Oilwell Varco, Inc. *                          151,900           7,952
Network Appliance, Inc. *                               125,100           3,191
Nextel Partners Inc., Class A * (g)                     395,600           9,850
North Fork Bancorp                                      179,900           4,927
Polo Ralph Lauren                                       196,500           9,676
Respironics, Inc. *                                      58,456           2,215
Scientific Games Corp., Class A *                       174,800           4,786
Scientific-Atlanta, Inc.                                158,200           6,091
Station Casinos, Inc.                                    89,300           6,559
Stericycle, Inc. * (g)                                   81,700           4,748
T. Rowe Price Group, Inc.                               130,200           8,639
Tempur-Pedic International, Inc. * (g)                  298,600           5,139
Thermo Electron Corp. *                                 199,100           5,945
Ultra Petroleum Corp. *                                 265,300          10,061

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Common Stocks, continued
Urban Outfitters, Inc. * (g)                            107,200    $      6,508
Varian, Inc. *                                           39,800           1,491
Varian Medical Systems, Inc. *                          173,600           6,816
VeriSign, Inc. *                                        324,600           8,540
WESCO International, Inc. * (g)                         190,100           6,475
Williams-Sonoma, Inc. * (g)                             159,500           7,044
XTO Energy, Inc.                                        210,800           7,397
                                                                   ------------

Total Common Stocks                                                     427,117
                                                                   ------------

Investments in Affiliates (6.0%)
Fifth Third Institutional
  Money Market Fund                                  26,729,509          26,730
                                                                   ------------

Total Investments in Affiliates                                          26,730
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (21.4%)
Pool of various securities for
  Fifth Third Funds                                $     95,287          95,287
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                      95,287
                                                                   ------------

Total Investments (Cost $416,235)+ - 123.5%                             549,134

Liabilities in excess of other assets - (23.5)%                        (104,592)
                                                                   ------------

NET ASSETS - 100.0%                                                $    444,542
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                             Quality Growth Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (100.0%)
3M Co.                                                  123,000    $      9,225
Allstate Corp.                                          218,000          13,355
Amgen, Inc. * (g)                                       181,000          14,435
Best Buy Co., Inc.                                      276,000          21,142
Broadcom Corp., Class A *                               599,000          25,619
C.R. Bard, Inc.                                         120,000           8,015
Caremark Rx, Inc. *                                     302,000          13,463
Cintas Corp. (g)                                        397,000          17,599
Coach, Inc. *                                           432,000          15,168
Comverse Technology, Inc. * (g)                         626,000          15,832
CVS Corp.                                               884,000          27,430
EMC Corp. *                                           2,074,000          28,393
Emerson Electric Corp.                                  205,000          13,489
Exxon Mobil Corp.                                       177,000          10,399
General Electric Corp.                                  601,000          20,735
Gilead Sciences, Inc. *                                 299,000          13,398
Goldman Sachs Group, Inc.                               236,000          25,365
Henry Schein, Inc. * (g)                                607,000          26,204
Home Depot, Inc.                                        445,000          19,362
Infosys Technologies Ltd.,ADR                           123,000           8,755
Intel Corp.                                           1,317,000          35,743
Jabil Circuit, Inc. * (g)                               461,000          14,379
Juniper Networks, Inc. * (g)                            455,000          10,915
Kinetic Concepts, Inc. * (g)                            258,000          15,472
L-3 Communications Holdings, Inc. (g)                   285,000          22,296
Lehman Brothers Holdings, Inc. (g)                      150,000          15,770
Linear Technology Corp. (g)                             670,000          26,036
Lowe's Cos., Inc.                                       215,000          14,237
Marriott International, Inc., Class A (g)               332,000          22,732
Microsoft Corp.                                         335,000           8,579
Morgan Stanley                                          255,000          13,528
Motorola, Inc.                                        1,208,000          25,585
NCR Corp. *                                             239,000           8,296
Network Appliance, Inc. * (g)                           433,000          11,046
Nordstrom, Inc.                                         494,000          18,283
Northern Trust Corp. (g)                                423,000          21,488
Office Depot, Inc. *                                    919,000          26,081
Oracle Corp. *                                        1,270,000          17,247
PepsiCo, Inc.                                           132,000           7,198
Procter & Gamble Co. (g)                                328,000          18,247
Rockwell Automation, Inc. (g)                           426,000          21,943
Schlumberger Ltd. (g)                                   123,000          10,300
Station Casinos, Inc.                                   251,000          18,436
Teva Pharmaceutical Industries
  Ltd.,ADR (g)                                          794,000          24,932
Texas Instruments, Inc.                                 965,000          30,648
United Technologies Corp.                               209,000          10,596
Varian Medical Systems, Inc. * (g)                      549,000          21,554
VeriSign, Inc. * (g)                                    495,000          13,023
WellChoice, Inc. *                                      131,000           8,646
WellPoint, Inc. *                                       249,000          17,615
Wm.Wrigley Jr. Co.                                      191,000          13,588
Zimmer Holdings, Inc. *                                 104,000           8,565
                                                                   ------------

Total Common Stocks                                                     900,387
                                                                   ------------

                                   Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Investments in Affiliates (0.0%)
Fifth Third Institutional Money
  Market Fund                                            90,417    $         90
                                                                   ------------

Total Investments in Affiliates                                              90
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (13.1%)
Pool of various securities for
  Fifth Third Funds                                $    117,696         117,696
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                     117,696
                                                                   ------------

Total Investments (Cost $843,203)+ - 113.1%                           1,018,173

Liabilities in excess of other assets - (13.1)%                        (118,285)
                                                                   ------------

NET ASSETS - 100.0%                                                $    899,888
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Large Cap Core Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (97.3%)
ACE Ltd.                                                 12,002    $        555
Agilent Technologies, Inc. *                             25,373             666
Alcon, Inc. (g)                                          12,833           1,470
Allergan, Inc.                                            7,315             654
Allstate Corp.                                           35,084           2,149
Altria Group, Inc.                                       13,835             926
American Electric Power Co. (g)                          29,606           1,146
American International Group, Inc.                       18,875           1,136
AmerisourceBergen Corp. (g)                              18,281           1,312
Anadarko Petroleum Corp. (g)                              9,755             862
Applied Materials, Inc.                                  41,050             758
Archer-Daniels-Midland Co.                               74,644           1,712
AstraZeneca PLC ADR                                      32,147           1,461
AT&T Corp.                                               87,787           1,738
Autoliv, Inc.                                            16,860             751
AutoNation, Inc. *                                        5,072             110
Bank of America Corp. (g)                                99,160           4,324
Barr Pharmaceuticals, Inc. *                             12,068             572
Bayer AG ADR                                              5,193             185
BEA Systems, Inc. *                                      51,292             465
Bear, Stearns & Co., Inc.                                   683              70
Becton, Dickinson & Co.                                  26,538           1,469
Best Buy Co., Inc.                                       15,978           1,224
Boeing Co.                                               36,763           2,427
BP PLC ADR                                               11,162             735
Brown-Forman Corp.                                       17,604           1,029
Burlington Northern Santa Fe Corp.                        4,240             230
Burlington Resources, Inc. (g)                            2,583             166
Cadence Design Systems, Inc. *                           26,127             420
Cardinal Health, Inc.                                     5,723             341
Caremark Rx, Inc. *                                      34,237           1,526
Cendant Corp.                                            56,640           1,210
Check Point Software Technologies Ltd. *                  7,168             161
ChevronTexaco Corp.                                      36,467           2,115
Chubb Corp.                                               6,490             576
CIGNA Corp.                                               7,737             826
Circuit City Stores, Inc.                                73,373           1,339
Cisco Systems, Inc. *                                    35,835             686
CIT Group, Inc.                                          37,019           1,634
Citigroup, Inc.                                         119,164           5,183
CMS Energy Corp. * (g)                                   63,124           1,000
Coca-Cola Co.                                            71,712           3,138
Comcast Corp., Class A *                                 29,358             902
Compuware Corp. *                                        59,805             504
ConocoPhillips                                           48,155           3,014
Countrywide Credit Industries, Inc.                      46,293           1,667
CSX Corp.                                                18,519             843
Darden Restaurants, Inc.                                 45,716           1,586
Deere & Co.                                              25,515           1,876
Dell, Inc. *                                             77,179           3,123
Deutsche Telekom AG ADR                                  29,343             580
Discovery Holding Co.,A Shares * (g)                      5,358              76
Dynegy, Inc. * (g)                                       92,388             514
E. I. du Pont de Nemours & Co.                            2,303              98
Eastman Chemical Co.                                     17,041             944
Edison International, Inc.                               40,577           1,659
EMC Corp. *                                              69,090             946
Express Scripts, Inc. *                                  22,975           1,202

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
Exxon Mobil Corp.                                       132,972    $      7,813
Fannie Mae                                               20,842           1,164
Federated Department Stores, Inc. (g)                    21,880           1,660
Fiserv, Inc. *                                           35,849           1,591
Freddie Mac                                              33,408           2,114
Gap, Inc.                                                31,279             660
General Electric Corp. (a)                              141,580           4,884
General Mills, Inc.                                      30,043           1,424
Genuine Parts Co.                                         1,382              63
Goodyear Tire & Rubber Co. * (g)                         58,055           1,011
Hartford Financial Services Group, Inc.                  23,579           1,900
HCA, Inc.                                                27,371           1,348
Hershey Foods Corp.                                      18,864           1,205
Hewlett-Packard Co.                                     109,125           2,687
Home Depot, Inc.                                            871              38
IBM Corp.                                                 8,898             743
Ingersoll-Rand Co., Class A                              13,139           1,027
Intel Corp.                                             159,391           4,326
Invitrogen Corp * (g)                                    16,716           1,434
J.C. Penney Co., Inc.                                    31,401           1,762
J.P. Morgan Chase & Co.                                  21,028             739
Johnson & Johnson                                        72,320           4,626
KeyCorp (g)                                               1,000              34
Kimberly-Clark Corp.                                     30,523           1,947
Koninklijke (Royal) Philips Electronics NV               15,342             416
Kroger Co. *                                             15,711             312
Lehman Brothers Holdings, Inc.                           19,048           2,003
Liberty Media Corp., Class A *                           53,583             471
Lockheed Martin Corp.                                    28,837           1,799
Loews Corp.                                              19,665           1,645
LSI Logic Corp. *                                        45,645             445
Marathon Oil Corp.                                        2,122             124
Marriott International, Inc., Class A (g)                24,024           1,645
McAfee, Inc. *                                           15,877             499
McDonald's Corp.                                         35,002           1,091
MCI, Inc. (g)                                            54,883           1,401
McKesson, Inc.                                           31,169           1,402
Medco Health Solutions, Inc. *                           24,266           1,175
Mercury Interactive Corp. * (g)                           3,262             128
MetLife, Inc.                                            44,139           2,168
Michael's Stores, Inc.                                   15,998             656
Microsoft Corp. (a)                                     228,491           5,851
Monsanto Co.                                             25,402           1,712
Motorola, Inc.                                           92,599           1,961
National Semiconductor Corp.                             32,444             802
Newell Rubbermaid, Inc.                                  64,132           1,595
Nokia Corp. ADR                                          65,167           1,039
Nordstrom, Inc.                                          27,364           1,013
Northrop Grumman Corp.                                   31,510           1,747
Novartis AG ADR                                          22,854           1,113
Occidental Petroleum Corp.                               12,310           1,013
Owens-Illinois, Inc. *                                    4,562             117
Parametric Technology Corp. *                            10,125              70
PepsiCo, Inc.                                             2,949             161
Pfizer, Inc.                                            178,007           4,718
PG&E Corp. (g)                                           44,066           1,658
Phelps Dodge Corp. (g)                                    3,856             410
PNC Financial Services Group                              9,750             534

                                    Continued

Large Cap Core Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Common Stocks, continued
Procter & Gamble Co. (g)                                 15,934    $        886
Progressive Corp.                                         7,709             769
Prudential Financial, Inc.                               30,242           2,023
Qwest Communications
  International, Inc. * (g)                              58,107             222
Republic Services, Inc.                                  35,231           1,277
Sabre Group Holdings Corp., Class A                      34,680             666
SAFECO Corp.                                                469              26
Safeway, Inc.                                            68,447           1,663
Solectron Corp. *                                         2,121               8
Sprint Corp. (g)                                         79,724           2,146
SPX Corp. (g)                                            13,166             644
Student Loan Corp. (g)                                      226              49
SUPERVALU, Inc. (g)                                      38,861           1,376
Target Corp.                                             18,294           1,075
Texas Instruments, Inc.                                  76,994           2,445
Total SA ADR                                             10,834           1,354
Tyco International Ltd.                                  26,142             797
United Parcel Service, Inc.                              25,827           1,885
Valero Energy (g)                                        11,215             928
Verizon Communications, Inc.                              6,681             229
Viacom, Inc.                                             70,874           2,374
Vivendi Universal SA ADR                                 10,951             348
Vodafone Group PLC ADR                                   31,100             803
Wachovia Corp.                                           40,713           2,051
Wal-Mart Stores, Inc. (a)                                28,183           1,391
Wells Fargo & Co.                                        51,926           3,185
                                                                   ------------

Total Common Stocks                                                     189,705
                                                                   ------------

Investments in Affiliates (2.7%)
Fifth Third Institutional Money
  Market Fund                                         5,272,871           5,273
                                                                   ------------

Total Investments in Affiliates                                           5,273
                                                                   ------------

Money Markets (0.0%)
Dreyfus Cash Management Money
  Market Fund                                                 1              --#
                                                                   ------------

Total Money Markets                                                          --#
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (8.7%)
Pool of various securities for
  Fifth Third Funds                                $     16,933          16,933
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                      16,933
                                                                   ------------

Total Investments (Cost $193,879)+ - 108.7%                             211,911

Liabilities in excess of other assets - (8.7)%                          (16,962)
                                                                   ------------

NET ASSETS - 100.0%                                                $    194,949
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                               Equity Index Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (98.0%)
3M Co.                                                   28,223    $      2,117
Abbott Laboratories                                      56,961           2,656
ACE Ltd. (g)                                             10,384             480
ADC Telecommunications, Inc. * (g)                        4,231             111
Adobe Systems, Inc.                                      17,782             527
Advanced Micro Devices, Inc. * (g)                       14,394             289
AES Corp. *                                              23,706             380
Aetna, Inc.                                              10,559             817
Affiliated Computer Services, Inc.,
  Class A * (g)                                           4,628             231
AFLAC, Inc.                                              18,337             827
Agilent Technologies, Inc. *                             15,793             415
Air Products and Chemicals, Inc.                          8,316             497
Alberto-Culver Co. (g)                                    3,099             140
Albertson's, Inc. (g)                                    13,448             287
Alcoa, Inc.                                              31,844             894
Allegheny Energy, Inc. * (g)                              6,047             172
Allegheny Technologies, Inc.                              3,271              95
Allergan, Inc.                                            4,809             430
Allied Waste Industries, Inc. * (g)                       9,915              85
Allstate Corp.                                           24,400           1,495
Alltel Corp. (g)                                         12,024             800
Altera Corp. *                                           13,603             297
Altria Group, Inc. (g)                                   75,873           5,081
AMBAC Financial Group, Inc.                               3,971             285
Amerada Hess Corp.                                        3,114             367
Ameren Corp. (g)                                          7,487             416
American Electric Power Co.                              14,007             542
American Express Co.                                     42,863           2,357
American International Group, Inc.                       95,166           5,730
American Power Conversion Corp.                           6,569             185
American Standard Companies, Inc.                         6,583             291
AmerisourceBergen Corp. (g)                               3,822             274
Amgen, Inc. *                                            45,285           3,612
AmSouth Bancorp. (g)                                     12,975             362
Anadarko Petroleum Corp. (g)                              8,653             764
Analog Devices, Inc. (g)                                 13,611             534
Andrew Corp. * (g)                                        5,883              65
Anheuser-Busch Co., Inc.                                 28,389           1,259
Aon Corp.                                                11,563             294
Apache Corp.                                             11,929             816
Apartment Investment & Management Co.                     3,497             154
Apollo Group, Inc., Class A * (g)                         6,055             455
Apple Computer, Inc. *                                   30,285           1,292
Applied Biosystems Group                                  7,174             149
Applied Materials, Inc.                                  59,978           1,107
Applied Micro Circuits Corp. *                           11,257              34
Archer-Daniels-Midland Co.                               22,769             522
Ashland, Inc.                                             2,423             149
AT&T Corp.                                               29,243             579
Autodesk, Inc.                                            8,385             287
Automatic Data Processing, Inc.                          21,305             946
AutoNation, Inc. *                                        8,251             178
AutoZone, Inc. * (g)                                      2,473             241
Avaya, Inc. *                                            17,539             181
Avery Dennison Corp.                                      3,713             210
Avon Products, Inc.                                      17,229             564
Baker Hughes, Inc.                                       12,357             699
Ball Corp.                                                4,017             152

                                    Continued

Equity Index Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
Bank of America Corp. (g)                               147,215    $      6,420
Bank of New York Co., Inc.                               28,442             875
Bausch & Lomb, Inc.                                       1,960             166
Baxter International, Inc. (g)                           22,643             889
BB&T Corp.                                               20,039             838
Bear, Stearns & Co., Inc.                                 4,140             423
Becton, Dickinson & Co.                                   9,241             512
Bed Bath & Beyond, Inc. *                                10,688             491
BellSouth Corp.                                          66,921           1,847
Bemis Co. (g)                                             3,911             106
Best Buy Co., Inc.                                       10,908             836
Big Lots, Inc. *                                          4,124              53
Biogen Idec, Inc. *                                      12,659             497
Biomet, Inc. (g)                                          9,232             352
BJ Services Co. (g)                                       5,936             362
Black & Decker Corp.                                      2,931             265
BMC Software, Inc. *                                      8,094             155
Boeing Co.                                               30,415           2,008
Boston Scientific Corp. *                                27,770             804
Bristol-Myers Squibb Co. (g)                             71,399           1,784
Broadcom Corp., Class A *                                10,627             455
Brown-Forman Corp.                                        3,293             192
Brunswick Corp.                                           3,540             165
Burlington Northern Santa Fe Corp.                       13,825             750
Burlington Resources, Inc. (g)                           14,137             906
C.R. Bard, Inc.                                           3,827             256
Calpine Corp. * (g)                                      19,523              65
Campbell Soup Co. (g)                                    11,897             367
Capital One Financial Corp. (g)                           9,248             763
Cardinal Health, Inc.                                    15,843             944
Caremark Rx, Inc. *                                      16,697             744
Carnival Corp.                                           19,250           1,009
Caterpillar, Inc.                                        25,060           1,351
Cendant Corp.                                            38,554             823
Centerpoint Energy, Inc. (g)                             10,572             145
Centex Corp.                                              4,624             342
CenturyTel, Inc. (g)                                      4,917             169
Charles Schwab Corp.                                     41,945             575
ChevronTexaco Corp.                                      76,892           4,461
Chiron Corp. *                                            5,393             195
Chubb Corp.                                               7,189             639
Ciena Corp. *                                            20,909              47
CIGNA Corp.                                               4,807             513
Cincinnati Financial Corp.                                6,095             251
Cinergy Corp.                                             7,370             325
Cintas Corp.                                              5,459             242
Circuit City Stores, Inc.                                 6,989             128
Cisco Systems, Inc. *                                   234,167           4,483
CIT Group, Inc.                                           7,704             340
Citigroup, Inc.                                         190,442           8,285
Citizens Communications Co.                              12,257             161
Citrix System, Inc. *                                     6,193             148
Clear Channel Communications, Inc.                       18,720             611
Clorox Co.                                                5,604             313
CMS Energy Corp. * (g)                                    7,873             125
Coach, Inc. *                                            13,972             491
Coca-Cola Co.                                            82,776           3,622
Coca-Cola Enterprises, Inc.                              12,888             303
Colgate-Palmolive Co.                                    19,201           1,017
Comcast Corp., Class A * (g)                             80,825           2,483

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
Comerica, Inc.                                            6,219    $        380
Compass Bancshares, Inc.                                  4,515             218
Computer Associates International, Inc.                  19,446             534
Computer Sciences Corp. * (g)                             6,611             303
Compuware Corp. *                                        14,152             119
Comverse Technology, Inc. *                               7,222             183
ConAgra, Inc.                                            18,835             428
ConocoPhillips                                           51,125           3,200
Consolidated Edison, Inc.                                 8,863             427
Constellation Brands, Inc. *                              7,154             196
Constellation Energy Group, Inc.                          6,462             389
Convergys Corp. *                                         5,193              76
Cooper Industries Ltd.                                    3,386             219
Cooper Tire & Rubber Co. (g)                              2,564              52
Corning, Inc. * (g)                                      53,207           1,014
Costco Wholesale Corp.                                   17,611             810
Countrywide Credit Industries, Inc.                      21,622             778
CSX Corp.                                                 7,878             359
Cummins Engine, Inc.                                      1,563             134
CVS Corp.                                                29,787             924
D. R. Horton, Inc.                                        9,949             409
Dana Corp.                                                5,487              86
Danaher Corp. (g)                                        10,055             558
Darden Restaurants, Inc.                                  5,398             187
Deere & Co.                                               9,020             663
Dell, Inc. *                                             88,718           3,590
Delphi Corp.                                             20,505             109
Delta Air Lines, Inc. * (g)                               5,138              15
Devon Energy Corp.                                       17,517             983
Dillards Department Stores, Inc.                          2,581              59
Dollar General Corp. (g)                                 11,015             224
Dominion Resources, Inc.                                 12,445             919
Dover Corp.                                               7,443             307
Dow Chemical Co.                                         35,211           1,689
Dow Jones & Co.                                           2,579              97
DTE Energy Co.                                            6,356             299
Duke Energy Corp.                                        34,271           1,012
Dynegy, Inc. * (g)                                       12,100              67
E*TRADE Financial Corp. *                                13,542             210
E. I. du Pont de Nemours & Co.                           36,428           1,555
Eastman Chemical Co.                                      3,124             173
Eastman Kodak Co. (g)                                    10,475             280
Eaton Corp.                                               5,587             365
eBay, Inc. *                                             44,655           1,865
Ecolab, Inc. (g)                                          8,068             271
Edison International, Inc.                               11,904             487
El Paso Energy Corp. (g)                                 23,501             282
Electronic Arts, Inc. * (g)                              11,251             648
Electronic Data Systems Corp.                            18,914             389
Eli Lilly & Co.                                          41,387           2,331
EMC Corp. *                                              87,893           1,203
Emerson Electric Corp.                                   15,321           1,008
Engelhard Corp. (g)                                       4,464             128
Entergy Corp.                                             7,788             607
EOG Resources, Inc. (g)                                   8,732             534
Equifax, Inc.                                             4,936             180
Equity Office Properties Trust                           14,734             522
Exelon Corp. (g)                                         24,630           1,319
Express Scripts, Inc. *                                   5,560             291
Exxon Mobil Corp.                                       233,038          13,690

                                    Continued

                                                               Equity Index Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
Family Dollar Stores, Inc.                                6,128    $        158
Fannie Mae                                               35,365           1,975
Federated Department Stores, Inc. (g)                     6,182             469
Federated Investors, Inc. (g)                             3,476             111
FedEx Corp.                                              11,010             926
Fifth Third Bancorp. (b)(g)                              19,003             819
First Data Corp.                                         28,514           1,173
First Energy Corp.                                       12,052             600
First Horizon National Corp.                              4,499             184
Fiserv, Inc. *                                            7,061             313
Fisher Scientific International, Inc. *                   4,285             287
Fluor Corp.                                               3,126             199
Ford Motor Co.                                           68,323             734
Forest Laboratories, Inc. * (g)                          12,437             496
Fortune Brands, Inc.                                      5,294             501
FPL Group, Inc.                                          14,293             616
Franklin Resources, Inc.                                  7,227             584
Freddie Mac                                              25,388           1,607
Freeport-McMoRan Copper & Gold,
  Inc., Class B (g)                                       6,540             263
Freescale Semiconductor, Inc. * (g)                      14,672             378
Gannett, Inc.                                             9,177             670
Gap, Inc.                                                27,755             586
Gateway, Inc. * (g)                                      10,923              43
General Dynamics Corp.                                    7,312             842
General Electric Corp. (a)                              388,299          13,396
General Mills, Inc.                                      13,657             647
General Motors Corp. (g)                                 20,638             760
Genuine Parts Co. (g)                                     6,384             292
Genzyme Corp. *                                           9,316             694
Georgia Pacific Corp. (g)                                 9,494             324
Gilead Sciences, Inc. *                                  16,573             743
Gillette Co.                                             36,533           1,961
Golden West Financial Corp. (g)                          10,318             672
Goldman Sachs Group, Inc.                                16,191           1,740
Goodrich Corp.                                            4,389             194
Goodyear Tire & Rubber Co. * (g)                          6,423             112
Guidant Corp.                                            11,787             811
H & R Block, Inc. (g)                                     6,038             344
H.J. Heinz Co. (g)                                       12,791             470
Halliburton Co.                                          18,432           1,033
Harley-Davidson, Inc. (g)                                10,340             550
Harrah's Entertainment, Inc.                              6,685             526
Hartford Financial Services Group, Inc.                  10,805             871
Hasbro, Inc.                                              6,099             134
HCA, Inc.                                                15,331             755
Health Management Associates, Inc.,
  Class A (g)                                             8,915             212
Hercules, Inc. * (g)                                      4,091              57
Hershey Foods Corp.                                       7,994             511
Hewlett-Packard Co.                                     105,798           2,605
Hilton Hotels Corp.                                      14,057             348
Home Depot, Inc.                                         78,614           3,421
Honeywell International, Inc.                            31,086           1,221
Hospira, Inc. *                                           5,703             218
Humana, Inc. *                                            5,876             234
Huntington Bancshares (g)                                 8,472             211
IBM Corp.                                                59,106           4,934
Illinois Tool Works, Inc.                                10,038             860
IMS Health, Inc.                                          8,475             231

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
Ingersoll-Rand Co., Class A                               6,115    $        478
Intel Corp.                                             226,306           6,143
International Flavors & Fragrances, Inc.                  3,237             123
International Game Technology                            12,607             345
International Paper Co. (g)                              17,916             566
Interpublic Group Cos., Inc. * (g)                       15,452             193
Intuit, Inc. *                                            6,775             325
ITT Industries, Inc.                                      3,372             359
J.C. Penney Co., Inc.                                     9,680             543
J.P. Morgan Chase & Co.                                 128,888           4,529
Jabil Circuit, Inc. *                                     6,706             209
Janus Capital Group, Inc.                                 8,633             130
JDS Uniphase Corp. * (g)                                 52,786              80
Jefferson-Pilot Corp.                                     4,988             250
Johnson & Johnson                                       108,897           6,964
Johnson Controls, Inc.                                    6,985             401
Jones Apparel Group, Inc.                                 4,473             137
KB Home (g)                                               3,044             249
Kellogg Co.                                              12,824             581
Kerr-McGee Corp.                                          4,258             342
KeyCorp (g)                                              14,846             508
KeySpan Corp.                                             6,389             260
Kimberly-Clark Corp.                                     17,585           1,121
Kinder Morgan, Inc.                                       4,013             357
King Pharmaceuticals, Inc. *                              8,826              98
KLA-Tencor Corp. (g)                                      7,181             371
Knight-Ridder, Inc.                                       2,759             173
Kohl's Corp. *                                           11,909             671
Kroger Co. *                                             26,752             531
L-3 Communications Holdings, Inc.                         4,423             346
Laboratory Corp. of America Holdings * (g)                4,934             250
Leggett & Platt, Inc.                                     6,973             176
Lehman Brothers Holdings, Inc.                           10,086           1,060
Lexmark International, Inc. *                             4,627             290
Limited Brands, Inc.                                     13,959             340
Lincoln National Corp.                                    6,370             308
Linear Technology Corp.                                  11,220             436
Liz Claiborne, Inc. (g)                                   3,966             165
Lockheed Martin Corp.                                    14,921             931
Loews Corp.                                               5,833             488
Louisiana-Pacific Corp.                                   4,047             109
Lowe's Cos., Inc.                                        28,235           1,870
LSI Logic Corp. * (g)                                    14,065             137
Lucent Technologies, Inc. * (g)                         161,898             474
M&T Bank Corp. (g)                                        3,593             390
Manor Care, Inc.                                          3,149             120
Marathon Oil Corp.                                       13,251             773
Marriott International, Inc., Class A                     7,342             503
Marsh & McLennan Cos.,Inc                                19,326             560
Marshall & Ilsley Corp.                                   7,954             365
Masco Corp.                                              15,879             539
Mattel, Inc. (g)                                         15,225             284
Maxim Integrated Products, Inc.                          11,938             500
May Department Stores Co.                                11,073             455
Maytag Corp. (g)                                          2,905              49
MBIA, Inc.                                                4,864             295
MBNA Corp.                                               46,684           1,175
McCormick & Co.                                           4,961             173
McDonald's Corp.                                         46,481           1,449
McGraw-Hill Cos., Inc.                                   13,537             623

                                    Continued

Equity Index Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
McKesson, Inc.                                           10,786    $        485
MeadWestvaco Corp.                                        6,863             201
Medco Health Solutions, Inc. *                           10,061             487
MedImmune, Inc. *                                         9,088             258
Medtronic, Inc.                                          44,193           2,384
Mellon Financial Corp.                                   15,484             472
Merck & Co., Inc.                                        80,678           2,506
Mercury Interactive Corp. * (g)                           3,085             121
Meredith Corp.                                            1,662              82
Merrill Lynch & Co., Inc.                                34,629           2,035
MetLife, Inc.                                            26,780           1,316
MGIC Investment Corp.                                     3,536             242
Micron Technology, Inc. *                                22,428             266
Microsoft Corp.                                         368,119           9,428
Millipore Corp. *                                         1,817             111
Molex, Inc. (g)                                           6,127             173
Molson Coors Brewing Co., Class B                         2,937             184
Monsanto Co.                                              9,729             655
Monster Worldwide, Inc. * (g)                             4,410             134
Moody's Corp.                                            10,024             474
Morgan Stanley                                           40,138           2,129
Motorola, Inc.                                           89,584           1,897
Mylan Laboratories, Inc.                                  7,994             139
Nabors Industries Ltd. *                                  5,483             359
National City Corp.                                      21,712             801
National Semiconductor Corp. (g)                         12,982             321
National-Oilwell Varco, Inc. *                            6,469             339
Navistar International Corp. *                            2,403              82
NCR Corp. *                                               6,804             236
Network Appliance, Inc. *                                13,378             341
New York Times Co. (g)                                    5,326             168
Newell Rubbermaid, Inc.                                  10,041             250
Newmont Mining Corp.                                     16,219             609
News Corp., Class A                                     105,342           1,726
Nextel Communications, Inc., Class A *                   41,168           1,433
NICOR, Inc. (g)                                           1,612              66
Nike, Inc., Class B (g)                                   8,394             702
NiSource, Inc.                                            9,911             241
Noble Corp.                                               4,953             333
Nordstrom, Inc.                                           9,212             341
Norfolk Southern Corp.                                   15,122             563
North Fork Bancorp                                       17,777             487
Northern Trust Corp.                                      7,431             377
Northrop Grumman Corp.                                   13,163             730
Novell, Inc. * (g)                                       13,868              84
Novellus Systems, Inc. * (g)                              5,108             147
Nucor Corp. (g)                                           5,838             324
NVIDIA Corp. * (g)                                        6,073             164
Occidental Petroleum Corp.                               14,514           1,194
Office Depot, Inc. *                                     11,428             324
Officemax, Inc.                                           2,643              78
Omnicom Group, Inc.                                       6,808             578
Oracle Corp. *                                          162,197           2,203
PACCAR, Inc.                                              6,346             458
Pactiv Corp. * (g)                                        5,423             119
Pall Corp.                                                4,531             140
Parametric Technology Corp. *                             9,883              68
Parker Hannifin Corp.                                     4,391             289
Paychex, Inc.                                            12,994             454
People's Energy Corp.                                     1,389              60

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
Pepsi Bottling Group, Inc.                                7,224    $        211
PepsiCo, Inc.                                            61,317           3,344
PerkinElmer, Inc.                                         4,727              99
Pfizer, Inc.                                            272,597           7,225
PG&E Corp. (g)                                           13,649             514
Phelps Dodge Corp. (g)                                    3,532             376
Pinnacle West Capital Corp.                               3,713             170
Pitney Bowes, Inc.                                        8,434             376
Plum Creek Timber Co., Inc.                               6,716             254
PMC-Sierra, Inc. *                                        6,575              65
PNC Financial Services Group                             10,327             566
PPG Industries, Inc. (g)                                  6,328             412
PPL Corp.                                                 6,910             426
Praxair, Inc.                                            11,793             582
Principal Financial Group (g)                            10,944             481
Procter & Gamble Co. (g)                                 90,534           5,035
Progress Energy, Inc.                                     9,027             403
Progressive Corp.                                         7,315             729
Providian Financial Corp. * (g)                          10,710             202
Prudential Financial, Inc.                               19,146           1,281
Public Service Enterprise Group, Inc.                     8,709             560
Pulte Homes, Inc.                                         4,329             405
QLogic Corp. *                                            3,356             104
QUALCOMM, Inc.                                           60,134           2,375
Quest Diagnostics, Inc.                                   6,670             342
Qwest Communications
  International, Inc. * (g)                              61,066             233
R.R. Donnelley & Sons Co.                                 7,870             284
RadioShack Corp.                                          5,790             136
Raytheon Co.                                             16,555             651
Reebok International Ltd.                                 2,047              87
Regions Financial Corp.                                  16,975             571
Reynolds American, Inc. (g)                               4,255             354
Robert Half International, Inc. (g)                       5,882             199
Rockwell Automation, Inc.                                 6,393             329
Rockwell Collins, Inc.                                    6,518             318
Rohm & Haas Co.                                           7,104             327
Rowan Cos., Inc.                                          3,918             134
Ryder Systems, Inc. (g)                                   2,342              91
Sabre Group Holdings Corp., Class A                       4,806              92
SAFECO Corp.                                              4,647             255
Safeway, Inc.                                            16,351             397
Sanmina-SCI Corp. *                                      19,125              91
Sara Lee Corp.                                           28,841             575
SBC Communications, Inc. (g)                            121,378           2,968
Schering-Plough Corp.                                    53,893           1,122
Schlumberger Ltd.                                        21,542           1,803
Scientific-Atlanta, Inc.                                  5,556             214
Sealed Air Corp. *                                        3,053             162
Sears Holdings Corp. *                                    3,756             579
Sempra Energy                                             8,696             369
Sherwin-Williams Co.                                      4,625             220
Siebel Systems, Inc.                                     18,810             158
Sigma-Aldrich Corp.                                       2,515             161
SLM Corp. (g)                                            15,348             790
Snap-On, Inc.                                             2,117              78
Solectron Corp. *                                        35,481             136
Southern Co.                                             27,142             950
Southwest Airlines Co. (g)                               26,919             382
Sovereign Bancorp, Inc.                                  13,694             329

                                    Continued

                                                               Equity Index Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
Sprint Corp. (g)                                         54,003    $      1,453
St. Jude Medical, Inc. *                                 13,187             625
St. Paul Cos                                             24,878           1,095
Stanley Works                                             2,747             134
Staples, Inc.                                            27,144             618
Starbucks Corp. * (g)                                    14,269             750
Starwood Hotels & Resorts Worldwide, Inc.                 7,763             492
State Street Corp.                                       12,187             606
Stryker Corp.                                            13,691             741
Sun Microsystems, Inc. * (g)                            123,420             474
SunGard Data Systems, Inc. *                             10,555             379
Sunoco, Inc. (g)                                          2,534             319
SunTrust Banks, Inc.                                     12,393             901
SUPERVALU, Inc. (g)                                       4,936             175
Symantec Corp. *                                         43,264             951
Symbol Technologies, Inc.                                 8,866             103
Synovus Financial Corp. (g)                              11,358             336
Sysco Corp.                                              23,271             839
T. Rowe Price Group, Inc.                                 4,522             300
Target Corp.                                             32,358           1,901
Teco Energy, Inc. (g)                                     7,546             143
Tektronix, Inc. (g)                                       3,266              82
Tellabs, Inc. *                                          16,880             164
Temple-Inland, Inc.                                       4,619             184
Tenet Healthcare Corp. * (g)                             17,112             208
Teradyne, Inc. * (g)                                      7,095             110
Texas Instruments, Inc.                                  61,079           1,940
Textron, Inc.                                             4,938             366
The Walt Disney Co.                                      74,807           1,918
Thermo Electron Corp. *                                   5,844             175
Tiffany & Co. (g)                                         5,316             181
Time Warner, Inc. *                                     171,695           2,921
TJX Companies, Inc. (g)                                  16,938             398
Torchmark Corp.                                           3,950             206
Transocean, Inc. *                                       12,021             678
Tribune Co. (g)                                          10,898             398
TXU Corp.                                                 8,777             760
Tyco International Ltd.                                  74,084           2,257
U.S. Bancorp                                             67,076           2,016
U.S.T., Inc. (g)                                          6,040             278
Union Pacific Corp.                                       9,536             670
Unisys Corp. *                                           12,324              80
United Parcel Service, Inc.                              40,894           2,984
United States Steel Corp. (g)                             4,171             178
United Technologies Corp.                                37,428           1,898
UnitedHealth Group, Inc.                                 46,346           2,425
Univision Communications, Inc. * (g)                     10,665             302
Unocal Corp.                                              9,886             641
UNUMProvident Corp. (g)                                  10,872             208
V.F. Corp.                                                3,653             216
Valero Energy (g)                                         9,377             776
Verizon Communications, Inc.                            101,209           3,463
Viacom, Inc.                                             59,106           1,979
Visteon Corp.                                             4,733              42
Vulcan Materials Co.                                      3,760             264
W.W. Grainger, Inc.                                       3,048             190
Wachovia Corp.                                           57,611           2,902
Wal-Mart Stores, Inc. (g)                               122,434           6,043
Walgreen Co.                                             37,319           1,786

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Common Stocks, continued
Washington Mutual, Inc.                                  32,309    $      1,372
Waste Management, Inc.                                   20,771             584
Waters Corp. *                                            4,415             200
Watson Pharmaceuticals, Inc. * (g)                        4,001             134
Weatherford International Ltd. * (g)                      5,070             321
WellPoint, Inc. *                                        22,524           1,593
Wells Fargo & Co.                                        61,696           3,785
Wendy's International, Inc.                               4,165             215
Weyerhaeuser Co.                                          9,111             628
Whirlpool Corp. (g)                                       2,443             196
Williams Cos., Inc.                                      20,834             442
Wm.Wrigley Jr. Co.                                        7,146             508
Wyeth                                                    49,190           2,250
Xcel Energy, Inc. (g)                                    14,648             284
Xerox Corp. * (g)                                        34,981             462
Xilinx, Inc.                                             12,734             361
XL Capital Ltd., Class A                                  5,080             365
XTO Energy, Inc.                                         13,324             468
Yahoo, Inc. * (g)                                        48,113           1,604
YUM! Brands, Inc.                                        10,646             557
Zimmer Holdings, Inc. *                                   9,014             742
Zions Bancorporation                                      3,283             235
                                                                   ------------

Total Common Stocks                                                     412,090
                                                                   ------------

Real Estate Investment Trusts(i) (0.4%)
Archstone-Smith Trust                                     7,300             310
Equity Residential Properties Trust                      10,775             435
ProLogis                                                  6,719             306
Simon Property Group, Inc. (g)                            8,081             645
                                                                   ------------

Total Real Estate Investment Trusts                                       1,696
                                                                   ------------

Investments in Affiliates (1.5%)
Fifth Third Institutional Money
  Market Fund                                         6,248,278           6,248
                                                                   ------------

Total Investments in Affiliates                                           6,248
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (13.8%)
Pool of various securities for
  Fifth Third Funds                                $     57,984          57,984
                                                                   ------------
Total Short-Term Securities Held as
  Collateral for Securities Lending                                      57,984
                                                                   ------------

Total Investments (Cost $257,712)+ - 113.7%                             478,018

Liabilities in excess of other assets - (13.7)%                         (57,733)
                                                                   ------------
NET ASSETS - 100.0%                                                $    420,285
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Balanced Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Commercial Paper (1.3%)
Cargill, Inc., 3.32%, 8/16/05, **                  $      1,770    $      1,765
                                                                   ------------

Total Commercial Paper                                                    1,765
                                                                   ------------

Common Stocks (62.4%)
Abbott Laboratories                                      25,570           1,192
Air Products and Chemicals, Inc.                         31,375           1,876
Allstate Corp.                                           37,933           2,324
Alltel Corp. (g)                                         30,000           1,995
Analog Devices, Inc. (g)                                 78,362           3,071
Bank of America Corp.                                    34,000           1,482
Check Point Software Technologies Ltd.*                 126,807           2,857
Citigroup, Inc.                                          39,871           1,734
Coca-Cola Co.                                            29,650           1,297
Dell, Inc. *                                             84,853           3,434
Ecolab, Inc. (g)                                         16,868             566
Emerson Electric Corp.                                   15,642           1,029
Exxon Mobil Corp.                                        52,505           3,085
FedEx Corp.                                               5,949             500
FPL Group, Inc.                                          19,386             836
General Electric Corp.                                   71,905           2,481
Guidant Corp.                                            24,742           1,702
Honeywell International, Inc.                            78,747           3,094
Intel Corp.                                              67,379           1,829
Johnson & Johnson                                        31,519           2,016
McDonald's Corp.                                         97,509           3,039
Medco Health Solutions, Inc. *                           24,484           1,186
Microsoft Corp.                                         132,575           3,395
Noble Corp. (g)                                          17,106           1,149
Omnicom Group, Inc.                                      31,071           2,637
PepsiCo, Inc.                                            47,281           2,579
Pfizer, Inc.                                             64,716           1,715
Praxair, Inc.                                            31,451           1,553
Procter & Gamble Co. (g)                                 31,831           1,771
Prudential Financial, Inc.                               30,127           2,015
Schlumberger Ltd.                                        19,731           1,652
Sherwin-Williams Co.                                     60,217           2,867
Symantec Corp. *                                        111,760           2,455
Synovus Financial Corp.                                 135,455           4,006
Teva Pharmaceutical Industries
  Ltd.,ADR (g)                                           45,054           1,415
UnionBanCal Corp.                                           370              26
United Technologies Corp.                                58,860           2,984
Walgreen Co. (g)                                         39,051           1,869
Weatherford International Ltd. * (g)                     31,898           2,019
Wells Fargo & Co.                                        81,450           4,998
                                                                   ------------

Total Common Stocks                                                      83,730
                                                                   ------------

Corporate Bonds (21.5%)
AOL Time Warner, Inc., 7.70%, 5/1/32               $        125             156
Bank One Capital III, 8.75%, 9/1/30                         675             923
Bear Stearns Adjustable Rate Mortgage
  Trust, Series 2004-10, Class 12A3,
  4.74%, 1/25/35 (d)                                        846             838

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
Bear Stearns Asset Backed Securities,
  Inc., Series 2004-HE3, Class 1A1, 3.48%,
  5/25/31 (d)(f)                                   $        576    $        576
Bear Stearns Commercial Mortgage
  Securities, Inc., Series 2000-WF2, Class
  A1, 7.11%, 10/15/32                                       478             497
Bear Stearns Commercial Mortgage
  Securities, Inc., Series 2004-T14, Class
  A4, 5.20%, 1/12/41 (d)                                    700             714
Chase Manhattan Auto Owner Trust,
  1.52%, 5/15/07                                            425             423
Chase Mortgage Finance Corp., 5.00%,
  11/25/33                                                1,737           1,705
Countrywide Alternative Loan Trust,
  6.50%, 9/25/34                                            393             402
Credit Suisse First Boston Mortgage
  Securities Corp., Series 1997-C2, Class
  A2, 6.52%, 1/17/35                                        108             108
DaimlerChrysler, 8.50%, 1/18/31 (g)                          65              83
Duke Energy Corp., 6.45%, 10/15/32                          225             248
First Franklin Mortgage Loan, 2.47%,
  7/25/33(d)                                                 59              59
First Union-Lehman Brothers, 7.00%,
  4/18/29                                                   630             695
Ford Motor Credit Co., 7.00%, 10/1/13 (g)                   145             141
Gazprom International, 7.20%, 2/1/20                        110             118
General Electric Capital Corp., 6.75%,
  3/15/32                                                   175             210
General Motors Acceptance Corp.,
  Mortgage Corp. Loan Trust, 3.54%,
  12/25/20(d)                                             1,378           1,378
General Motors Acceptance Corp.,
  Mortgage Corp. Loan Trust, 4.34%,
  11/1/34                                                   385             380
General Motors Acceptance Corp.,
  Mortgage Corp. Loan Trust, 3.50%,
  2/25/35 (d)(f)                                          1,000           1,003
Green Tree Financial Corp., 7.60%,
  6/15/25                                                   270             284
Green Tree Financial Corp., Series
  1998-6, Class A, 6.27%, 6/1/30                            203             205
Greenwich Capital Commercial Funding
  Corp., Series 2002-C1, Class A4, 4.95%,
  1/11/35                                                 1,000           1,009
Greenwich Capital Commercial Funding
  Corp., Series 2004-GG1, Class A5,
  4.88%, 6/10/36                                            700             705
GS Mortgage Securities Corp. II, Series
  2004-C1, Class A1, 3.66%, 10/10/28                        691             673
GS Mortgage Securities Corp. II, Series
  2004-GG2, Class A3, 4.60%, 8/10/38                      1,000             998
IBM Corp., 5.88%, 11/29/32                                  250             271
IndyMac Index Mortgage Loan Trust,
  Series 2005-AR9, 5.48%, 7/25/35                           486             488
JP Morgan Mortgage Trust, Series
  2005-A1, Class 2A1, 4.88%, 2/25/35                        471             467

                                    Continued

                                                                   Balanced Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
JP Morgan Mortgage Trust, Series
  2005-A2, 4.93%, 4/25/35                          $      2,000    $      1,979
Lockheed Martin Corp., 7.75%, 5/1/26                        180             232
Marsh & McLennan Cos., Inc., 5.38%,
  7/15/14                                                   225             217
Morgan Stanley Capital I, 5.11%, 6/15/40                    800             810
Morgan Stanley Dean Witter Capital I,
  4.74%, 11/13/36                                           700             696
Morgan Stanley Mortgage Loan Trust,
  5.00%, 8/25/19                                          1,001             998
Motorola, Inc., 6.50%, 11/15/28 (g)                         205             224
Navistar Financial Corp. Owner Trust,
  1.73%, 2/15/07                                            176             175
Navistar Financial Corp. Owner Trust,
  3.42%, 4/15/08 (d)(f)                                   2,000           2,002
Pemex Master Trust, 6.13%, 8/15/08                          175             179
Residential Accredit Loans, Inc., 3.38%,
  3/25/34 (d)(f)                                          1,166           1,165
Residential Asset Securities Corp.,
  3.55%, 3/25/34 (d)(f)                                     971             973
Trans-Canada Pipeline, 5.60%,
  3/31/34                                                   195             202
Truck Retail Installment Paper Corp.,
  3.66%, 12/15/16 (d)(f)                                  2,000           2,001
UBS Preferred Funding Trust I, 8.62%,
  10/1/10(d)                                                250             292
Viacom, Inc., 5.50%, 5/15/33                                250             222
Washington Mutual, Series 2004-AR3,
  Class A-2, 4.24%, 6/25/34                                 449             443
YUM! Brands Inc., 7.70%, 7/1/12                             250             289
                                                                   ------------

Total Corporate Bonds                                                    28,856
                                                                   ------------

Foreign Bonds (0.6%)
France Telecom, 8.75%, 3/1/31                               200             275
United Mexican States, 4.63%, 10/8/08                       580             577
                                                                   ------------

Total Foreign Bonds                                                         852
                                                                   ------------

U.S. Government Agencies (15.5%)
Fannie Mae (10.5%)
6.50%, 6/1/16                                             1,287           1,337
5.50%, 1/1/18                                               305             311
4.50%, 5/1/18 TBA                                         2,750           2,706
5.50%, 11/1/18                                              593             605
4.00%, 2/25/21                                            1,431           1,429
5.50%, 2/1/25                                               285             288
5.00%, 5/1/25                                               494             491
7.50%, 6/1/27                                                45              48
7.50%, 12/1/27                                               26              28
7.50%, 12/1/27                                               99             105
7.00%, 9/1/31                                               236             249
7.00%, 6/1/32                                                24              25
5.00%, 6/1/33 TBA                                         1,000             985
5.50%, 6/1/33 TBA                                         4,500           4,525
6.00%, 2/1/34                                               399             408
6.00%, 2/1/34                                               418             427
7.00%, 9/1/34                                                57              60
                                                                   ------------
                                                                         14,027
                                                                   ------------

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
U.S. Government Agencies, continued
Freddie Mac (3.7%)
4.50%, 8/15/16                                     $      1,585    $      1,558
7.50%, 7/1/27                                                13              14
7.50%, 8/1/27                                                60              64
7.50%, 11/1/27                                               31              34
7.50%, 12/1/27                                               80              85
6.50%, 5/1/31                                               244             253
6.50%, 11/1/31                                              734             761
7.00%, 1/1/32                                                10              10
6.25%, 7/15/32 (g)                                          700             847
7.00%, 8/1/32                                                49              52
4.50%, 6/1/34                                               189             181
4.50%, 9/1/34                                               227             217
6.00%, 10/1/34                                              770             787
6.00%, 10/1/34                                              168             172
                                                                   ------------
                                                                          5,035
                                                                   ------------

Government National Mortgage Association (1.3%)
4.50%, 11/16/29                                             465             457
6.50%, 4/15/32                                              174             182
7.00%, 7/20/32                                              131             137
5.50%, 10/1/33 TBA                                        1,000           1,013
                                                                   ------------
                                                                          1,789
                                                                   ------------

Total U.S. Government Agencies                                           20,851
                                                                   ------------

U.S. Treasury Obligations (1.7%)
U.S. Treasury Bonds (0.6%)
6.25%, 5/15/30 (g)                                          300             377
5.38%, 2/15/31 (g)                                          400             455
                                                                   ------------
                                                                            832
                                                                   ------------

U.S. Treasury Notes (1.1%)
4.13%, 5/15/15 (g)                                        1,500           1,481
                                                                   ------------

Total U.S. Treasury Obligations                                           2,313
                                                                   ------------

Money Markets (3.8%)
Dreyfus Cash Management Money
  Market Fund                                               468              --#
Federated Prime Value Obligations
  Money Market Fund                                   5,064,382           5,064
                                                                   ------------

Total Money Markets                                                       5,064
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (10.9%)
Pool of various securities for
  Fifth Third Funds                                $     14,651          14,651
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                      14,651
                                                                   ------------

Total Investments (Cost $145,934)+ - 117.7%                             158,082
Liabilities in excess of other assets - (17.7)%                         (23,752)
                                                                   ------------

NET ASSETS - 100.0%                                                $    134,330
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Micro Cap Value Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (97.4%)
A. M. Castle & Co. *                                     74,000    $      1,126
A.T. Cross Co., Class A *                               163,000             817
ActivCard S.A. *                                          3,000              14
Agilysys, Inc. (g)                                       28,000             542
Ameron International Corp.                               57,000           2,178
Analysts International Corp. *                          250,000             938
Anaren, Inc. * (g)                                       90,000           1,301
Angelica Corp.                                           33,000             833
APAC Customer Services, Inc. *                          525,000             462
Apogee Enterprises, Inc.                                217,000           3,431
Associated Estates Realty Corp.                         110,000           1,073
Ault, Inc. *                                            222,000             633
Bassett Furniture Industries, Inc.                       36,570             715
BEI Technologies, Inc. (g)                               72,000           2,502
Benihana, Inc., Class A * (g)                           131,000           2,602
BioScrip, Inc. *                                        266,721           1,827
BKF Capital Group                                        75,000           2,557
Blair Corp. (g)                                          68,000           2,719
Bombay Co., Inc. *                                      300,000           1,500
Boykin Lodging Co. *                                     91,000           1,364
Brush Wellman, Inc. *                                   157,000           2,658
BUCA, Inc. * (g)                                        220,014           1,342
CalAmp Corp. *                                          147,000           1,207
Calgon Carbon Corp.                                     213,000           1,866
Capstone Turbine Corp. *                                129,157             235
Celadon Group, Inc. *                                   100,000           1,993
Century Business Services, Inc. *                       372,183           1,693
Cepheid, Inc. *                                          98,000             841
Cobra Electronics Corp. *                               206,000           1,810
Compudyne Corp. *                                       135,000           1,030
Comstock Resources, Inc. *                               81,000           2,243
Crawford & Co., Class A                                  12,200              81
Crawford & Co., Class B                                 157,800           1,136
Cutter & Buck, Inc.                                     135,801           1,761
Deb Shops, Inc.                                          88,000           2,112
DHB Industries, Inc. * (g)                              125,000             951
Digimarc Corp. *                                        145,000             911
Dot Hill Systems Corp. * (g)                            295,000           1,758
Dril-Quip, Inc. *                                        81,000           2,691
Electro Rent Corp. *                                     97,000           1,378
Emerson Radio Corp. *                                   450,000           1,526
Enesco Group, Inc. *                                    250,000             685
ESS Technology, Inc. *                                    3,000              12
Flow International Corp. * (g)                          125,000             968
Frozen Food Express Industries, Inc. *                  114,000           1,192
GSI Lumonics, Inc. *                                    146,000           1,463
Haggar Corp.                                            103,000           2,313
Hancock Fabrics, Inc. (g)                               200,000           1,380
Hardinge, Inc.                                           47,000             719
Hartmarx Corp. * (g)                                    291,000           2,974
Heidrick & Struggles International, Inc. * (g)           49,000           1,469
ICO, Inc. *                                             155,000             364
InFocus Corp. *                                         273,000             977
Input/Output, Inc. * (g)                                285,000           2,063
Jameson Inns, Inc. *                                    145,700             345
K2, Inc. *                                               99,480           1,323
KVH Industries, Inc. * (g)                               89,000             878
Lazare Kaplan International, Inc. *                     183,000           2,094

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
LESCO, Inc. *                                           177,000    $      2,482
Lightbridge, Inc. *                                     110,000             792
Lydall, Inc. *                                          135,000           1,289
MAIR Holdings, Inc. * (g)                               140,685           1,272
Material Sciences Corp. *                               306,000           4,590
Maxwell Technologies, Inc. * (g)                        172,000           2,374
Meade Instruments Corp. *                               400,000           1,044
Meadowbrook Insurance Group *                           140,000             727
MEDTOX Scientific, Inc. *                               131,000             921
MGP Ingredients, Inc.                                   125,000           1,084
MHI Hospitality Corp.                                    95,000             971
Michael Baker Corp. *                                    89,423           2,070
Monterey Pasta Co. *                                    423,000           1,523
Movado Group, Inc.                                       49,000             947
Nanometrics, Inc. * (g)                                 166,000           1,902
National Atlantic Holdings Corp. *                       90,000           1,110
National Dentex Corp. *                                  97,500           1,895
Northwest Pipe Co. *                                     40,000           1,040
Olympic Steel, Inc. * (g)                                74,514           1,192
On Assignment, Inc. *                                   323,000           1,745
Oregon Steel Mills, Inc. *                               53,245           1,183
Orthologic Corp. *                                       98,000             431
OSI Systems, Inc. * (g)                                 145,000           2,588
Osteotech, Inc. *                                        70,600             313
Overland Storage, Inc. *                                 65,000             675
PAM Transportation Services, Inc. *                      50,000             823
PAREXEL International Corp. *                            20,000             397
Perceptron, Inc. *                                       90,213             650
Pharmacopeia, Inc. * (e)(g)                             188,000             765
Planar Systems, Inc. * (g)                              120,000             938
Plato Learning, Inc. * (g)                              245,000           1,997
Poore Brothers, Inc. *                                  100,000             490
Powell Industries, Inc. *                               130,000           3,021
Quaker Fabric Corp. (g)                                  90,000             362
R.G. Barry Corp. *                                      196,000             980
Register.com, Inc. *                                     42,219             325
Rewards Network, Inc. * (g)                             175,000             926
Rockford Corp. * (g)                                    283,000           1,019
Rocky Shoes & Boots, Inc. *                              75,000           2,159
RTI International Metals, Inc. *                         23,000             792
Russ Berrie & Co., Inc. (g)                              95,000           1,519
Safeguard Scientifics, Inc. *                           505,000             682
Saucony, Inc., Class A                                   34,000             779
Sea Containers, Ltd.                                    163,000           2,519
Skechers U.S.A., Inc. *                                 190,000           3,124
SonicWALL, Inc. *                                       425,000           2,270
Southcoast Financial Corp. *                             36,300             915
Standard Register Co.                                    99,000           1,510
Steinway Musical Instruments, Inc. *                     16,000             477
Stepan Co.                                              181,000           4,805
Strategic Distribution, Inc. *                          101,000           1,054
Stride Rite Corp.                                        23,000             322
Superior Uniform Group, Inc.                             58,000             754
Sykes Enterprises, Inc. *                               115,000           1,179
Symmetricom, Inc. *                                     310,000           3,242
Systemax, Inc. *                                         14,000              97
Tasty Baking Co.                                         73,000             632
The Row Companies *                                     114,100             428

                                    Continued

Micro Cap Value Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Common Stocks, continued
Top Tankers, Inc.                                       119,000    $      1,825
Transport Corp. of America, Inc. *                      142,000             988
U. S. Concrete, Inc. *                                   70,000             469
U.S. Xpress Enterprises, Inc.,A Shares *                125,000           1,643
Universal Electronics, Inc. *                            99,000           1,802
Veritas DGC, Inc. * (g)                                  30,000             924
Vesta Insurance Group, Inc.                             200,000             518
Vignette Corp. *                                         42,500             670
White Electronic Designs Corp. *                        120,000             730
Willbros Group, Inc. *                                  110,000           1,848
Wolverine Tube, Inc. *                                  100,000             661
Zomax, Inc. *                                           390,300           1,151
                                                                   ------------

Total Common Stocks                                                     172,917
                                                                   ------------

Investment Companies (0.9%)
Equus II, Inc.                                          139,801           1,160
MVC Capital, Inc.                                        40,000             444
                                                                   ------------

Total Investment Companies                                                1,604
                                                                   ------------

Investments in Affiliates (0.6%)
Fifth Third Institutional Money
  Market Fund                                         1,055,408           1,055
                                                                   ------------

Total Investments in Affiliates                                           1,055
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (13.0%)
Pool of various securities for
  Fifth Third Funds                                $     23,129          23,129
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                      23,129
                                                                   ------------

Total Investments (Cost $144,808)+ - 111.9%                             198,705

Liabilities in excess of other assets - (11.9)%                         (21,126)
                                                                   ------------

NET ASSETS - 100.0%                                                $    177,579
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                            Small Cap Value Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (91.7%)
ACE Cash Express, Inc. *                                 65,000    $      1,529
Agrium, Inc.                                            189,000           4,322
Albany Molecular Research, Inc. * (g)                   150,000           2,328
Anixter International, Inc. * (g)                        67,400           2,801
Ann Taylor Stores Corp. * (g)                           132,700           3,420
Applied Films Corp. *                                    46,000           1,208
Avnet, Inc. * (g)                                       129,800           3,398
Big Lots, Inc. * (g)                                    200,000           2,594
Black Hills Corp. (g)                                    94,400           3,765
Bob Evans Farms, Inc.                                   155,000           3,930
Borland Software Corp. * (g)                            193,000           1,295
Cal Dive International, Inc. *                           20,000           1,184
Cambior, Inc. *                                         223,300             475
Cash America International, Inc.                         75,000           1,562
Coeur d'Alene Mines Corp. * (g)                           5,000              18
Colonial Properties Trust                                15,000             711
Commercial Capital Bancorp., Inc. (g)                    73,600           1,460
Community Health System, Inc. *                          89,000           3,436
Credence Systems Corp. * (g)                            253,600           2,762
Dana Corp. (g)                                          117,000           1,838
Eldorado Gold Corp. *                                   161,700             435
Endurance Specialty Holdings, Ltd.                      110,000           4,290
Goody's Family Clothing, Inc.                           106,900             827
Great Plains Energy, Inc. (g)                            82,600           2,681
Hain Celestial Group, Inc. *                            189,000           3,748
Headwaters, Inc. * (g)                                   76,900           3,287
Horace Mann Educators Corp. (g)                          53,000           1,059
Houston Exploration Co. *                                46,500           2,687
Input/Output, Inc. * (g)                                180,000           1,303
Jack in the Box, Inc. *                                  25,000             951
Jackson Hewitt Tax Service, Inc.                         70,000           1,772
Lubrizol Corp.                                           65,000           2,860
Methode Electronics, Inc.                               185,600           2,346
Odyssey Healthcare, Inc. * (g)                          117,000           1,719
Payless ShoeSource, Inc. * (g)                          100,000           1,942
PepsiAmericas, Inc.                                      66,200           1,707
Performance Food Group Co. *                            130,900           3,931
Perry Ellis International, Inc. *                       117,500           2,825
Photronics, Inc. * (g)                                   56,500           1,516
Piper Jaffray Cos., Inc. *                               50,300           1,731
Platinum Underwriters Holdings, Ltd.                    163,000           5,651
Polyone Corp. * (g)                                     384,000           2,742
Priority Healthcare Corp., Class B * (g)                159,000           4,371
PT Indosat TBK ADR                                       60,000           1,771
Raymond James Financial, Inc. (g)                        53,000           1,582
Scottish Re Group, Ltd. (g)                             150,900           3,629
Service Corp. International                             600,000           5,203
South Financial Group, Inc.                             104,000           3,012
Standard Register Co.                                   224,000           3,416
Steiner Leisure, Ltd. *                                  33,000           1,140
Steris Corp.                                            151,600           4,119
The Steak n Shake Co. *                                 172,000           3,724
Tidewater, Inc.                                          69,500           2,806
Tommy Hilfiger Corp. *                                  334,000           4,449
Vectren Corp. (g)                                       100,200           2,904
Veritas DGC, Inc. * (g)                                 111,000           3,419
Westar Energy, Inc. (g)                                 161,000           3,918

                                    Continued

Small Cap Value Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Common Stocks, continued
Wintrust Financial Corp. (g)                             63,400    $      3,400
WPS Resources Corp.                                      47,100           2,720
                                                                   ------------

Total Common Stocks                                                     151,629
                                                                   ------------
Investments in Affiliates (7.6%)
Fifth Third Institutional Money
  Market Fund                                        12,491,507          12,492
                                                                   ------------

Total Investments in Affiliates                                          12,492
                                                                   ------------
Short-Term Securities Held as Collateral
  for Securities Lending (22.8%)
Pool of various securities for
  Fifth Third Funds                                $     37,661          37,661
                                                                   ------------
Total Short-Term Securities Held as
  Collateral for Securities Lending                                      37,661
                                                                   ------------

Total Investments (Cost $177,946)+ - 122.1%                             201,782

Liabilities in excess of other assets - (22.1)%                         (36,514)
                                                                   ------------

NET ASSETS - 100.0%                                                $    165,268
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                            Multi Cap Value Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (97.3%)
Alcoa, Inc.                                              50,000    $      1,403
Alltel Corp. (g)                                         50,000           3,325
American Electric Power Co.                              50,000           1,935
American Express Co.                                     50,000           2,750
American International Group, Inc.                       80,000           4,816
American Power Conversion Corp.                          60,000           1,687
Ameritrade Holding Corp. *                              125,000           2,441
Anadarko Petroleum Corp. (g)                             50,000           4,418
Andrew Corp. * (g)                                      140,000           1,539
Apache Corp. (g)                                         50,000           3,420
Applera Corp.- Celera Genomics Group *                  250,000           3,085
Applied Materials, Inc.                                 265,000           4,892
Archer-Daniels-Midland Co.                              115,000           2,638
Bank of America Corp.                                    60,000           2,616
Bank of New York Co., Inc.                               50,000           1,539
Becton, Dickinson & Co.                                  40,000           2,215
Berkshire Hathaway, Inc. *                                1,000           2,782
Big Lots, Inc. * (g)                                    215,000           2,789
BMC Software, Inc. * (g)                                 60,000           1,145
Bob Evans Farms, Inc. (g)                               125,000           3,170
Borg Warner, Inc.                                       110,000           6,399
Bristol-Myers Squibb Co. (g)                            150,000           3,747
Cadbury Schweppes PLC ADR                                60,000           2,318
Charles Schwab Corp. (g)                                250,000           3,425
ChevronTexaco Corp.                                      60,000           3,481
CIGNA Corp.                                              50,000           5,337
Coca-Cola Co.                                            40,000           1,750
Coherent, Inc. * (g)                                    100,000           3,403
Comverse Technology, Inc. * (g)                         125,000           3,161
ConAgra, Inc.                                           200,000           4,542
ConocoPhillips                                          120,000           7,510
CSX Corp.                                                50,000           2,277
CVS Corp.                                                50,000           1,552
Discovery Holding Co.,A Shares * (g)                     30,000             428
Dominion Resources, Inc.                                 15,000           1,108
Duke Energy Corp. (g)                                   110,000           3,249
E*TRADE Financial Corp. *                               175,000           2,714
E. I. du Pont de Nemours & Co.                           60,000           2,561
EMC Corp. *                                             165,000           2,259
Florida East Coast Industries, Inc. (g)                 100,000           4,700
Foot Locker, Inc.                                        80,000           2,000
Furniture Brands International, Inc. (g)                135,000           2,587
Gannett, Inc.                                            30,000           2,189
General Dynamics Corp.                                   40,000           4,608
General Electric Corp.                                  135,000           4,658
Georgia Pacific Corp.                                    40,000           1,366
Global Industries, Ltd. *                               150,000           1,472
Goodyear Tire & Rubber Co. * (g)                        100,000           1,741
Harris Corp.                                            120,000           4,448
Hewlett-Packard Co.                                     160,000           3,939
Hillenbrand Industries, Inc. (g)                         50,000           2,570
Home Depot, Inc.                                        100,000           4,350
Honda Motor Co., Ltd.                                    75,000           1,933
Honeywell International, Inc.                           150,000           5,892
Horace Mann Educators Corp. (g)                         220,000           4,396
Humana, Inc. *                                          150,000           5,978
IBM Corp.                                                50,000           4,173

                                    Continued

                                                            Multi Cap Value Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks, continued
Industrias Bachoco, S.A.ADR (g)                          80,000    $      1,575
Intel Corp.                                             150,000           4,071
Interpublic Group Cos., Inc. * (g)                      125,000           1,563
J.C. Penney Co., Inc.                                    30,000           1,684
J.P. Morgan Chase & Co.                                 135,000           4,745
JAKKS Pacific, Inc. * (g)                               110,000           1,885
Jefferson-Pilot Corp. (g)                               100,000           5,017
K2, Inc. * (g)                                           75,000             998
Kellwood Co.                                             90,000           2,188
Kerr-McGee Corp.                                         39,815           3,194
KeyCorp                                                 100,000           3,423
Kimberly-Clark Corp.                                     50,000           3,188
Kraft Foods, Inc.                                       100,000           3,055
Liberty Media Corp., Class A *                          300,000           2,637
Lubrizol Corp.                                           85,000           3,740
Manpower, Inc.                                           25,000           1,195
Marathon Oil Corp.                                      120,000           7,002
Masco Corp.                                              85,000           2,882
May Department Stores Co.                               110,000           4,515
McDonald's Corp.                                        120,000           3,739
McKesson, Inc.                                           25,000           1,125
Merck & Co., Inc.                                       125,000           3,883
Merrill Lynch & Co., Inc.                                50,000           2,939
Methode Electronics, Inc.                               165,000           2,086
Micron Technology, Inc. *                               175,000           2,079
Millenium Pharmaceuticals, Inc. * (g)                   220,000           2,273
Motorola, Inc.                                          225,000           4,765
Mylan Laboratories, Inc.                                100,000           1,736
National City Corp.                                      50,000           1,846
Natuzzi S.p.A.ADR                                       125,000           1,049
Neiman Marcus Group, Inc., Class A                       35,000           3,448
New York Times Co. (g)                                   50,000           1,576
Newell Rubbermaid, Inc.                                  30,000             746
Pall Corp.                                              160,000           4,955
Payless ShoeSource, Inc. * (g)                          175,000           3,399
Pepco Holdings, Inc.                                    165,000           3,939
Pfizer, Inc.                                            150,000           3,974
Pier 1 Imports, Inc. (g)                                 80,000           1,138
Piper Jaffray Cos., Inc. *                               40,000           1,376
Plum Creek Timber Co., Inc.                              50,000           1,893
Royal Dutch Shell PLC ADR,A Shares *                     60,000           3,677
Safeway, Inc.                                           200,000           4,860
Saks, Inc. * (g)                                        100,000           2,122
Schering-Plough Corp.                                   185,000           3,852
Schlumberger Ltd.                                        60,000           5,024
Scientific-Atlanta, Inc.                                 45,000           1,733
Snap-On, Inc.                                            30,000           1,100
Standard Register Co.                                   200,000           3,050
Stanley Works                                            75,000           3,670
Steris Corp.                                             50,000           1,359
Stewart & Stevenson Services, Inc.                      130,000           3,010
Sun Microsystems, Inc. * (g)                            300,000           1,152
SunTrust Banks, Inc.                                     25,000           1,818
SUPERVALU, Inc. (g)                                     150,000           5,310
Tecumseh Products Co., Class A (g)                      125,000           3,750
The Walt Disney Co.                                     135,000           3,461
Thomas & Betts Corp. *                                   70,000           2,364

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Common Stocks, continued
Transocean, Inc. *                                      160,000    $      9,028
Trizec Properties, Inc. (g)                              35,000             769
U.S. Bancorp                                             80,000           2,405
Union Pacific Corp. (g)                                  60,000           4,219
Verizon Communications, Inc.                            100,000           3,423
Vishay Intertechnology, Inc. *                           75,000           1,052
Whirlpool Corp. (g)                                      45,000           3,598
Wyeth                                                    40,000           1,830
                                                                   ------------

Total Common Stocks                                                     368,983
                                                                   ------------
Investment Companies (1.1%)
iShares Russell 1000 Value Index (g)                     20,000           1,374
iShares Russell 3000 Value Index (g)                     10,000             898
John Hancock Bank & Thrift
  Opportunity Fund                                      200,000           1,992
                                                                   ------------

Total Investment Companies                                                4,264
                                                                   ------------
Investments in Affiliates (0.9%)
Fifth Third Institutional Money
  Market Fund                                         3,296,945           3,297
                                                                   ------------

Total Investments in Affiliates                                           3,297
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (16.7%)
Pool of various securities for
  Fifth Third Funds                                $     63,202          63,202
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                      63,202
                                                                   ------------

Total Investments (Cost $325,012)+ - 116.0%                             439,746

Liabilities in excess of other assets - (16.0)%                         (60,695)
                                                                   ------------

NET ASSETS - 100.0%                                                $    379,051
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Disciplined Large Cap Value Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (97.2%)
Abbott Laboratories                                     239,296    $     11,158
Alcoa, Inc.                                             152,500           4,278
Alltel Corp. (g)                                        119,542           7,950
American Electric Power Co.                             317,013          12,269
American International Group, Inc.                      177,591          10,691
Anadarko Petroleum Corp. (g)                             92,120           8,139
Bank of America Corp.                                   291,432          12,706
Bank of New York Co., Inc.                              475,300          14,630
Bristol-Myers Squibb Co. (g)                            322,112           8,046
Cadbury Schweppes PLC ADR                               360,350          13,924
Carnival Corp. (g)                                      192,800          10,103
Caterpillar, Inc.                                       234,284          12,630
ChevronTexaco Corp.                                     237,596          13,783
CIT Group, Inc.                                         288,264          12,724
ConAgra, Inc.                                           263,657           5,988
ConocoPhillips                                          342,805          21,456
CVS Corp.                                               282,086           8,753
Dow Chemical Co.                                        364,244          17,465
FPL Group, Inc.                                         192,262           8,290
Gannett, Inc.                                           193,455          14,114
General Dynamics Corp.                                   90,817          10,462
General Electric Corp.                                  143,800           4,961
Genuine Parts Co. (g)                                   143,391           6,566
H.J. Heinz Co.                                          287,800          10,585
Hartford Financial Services Group, Inc.                 216,084          17,410
Health Management Associates, Inc.,
  Class A                                               153,400           3,651
Hewlett-Packard Co.                                     415,892          10,239
Honda Motor Co., Ltd.                                   480,538          12,383
Honeywell International, Inc.                           289,952          11,389
IBM Corp.                                               102,671           8,569
J.P. Morgan Chase & Co.                                 460,385          16,178
KeyCorp (g)                                             445,318          15,248
Laboratory Corp. of America Holdings *                   72,000           3,648
Lubrizol Corp.                                          148,900           6,552
Manpower, Inc. (g)                                       96,900           4,632
Marathon Oil Corp. (g)                                  374,899          21,880
Masco Corp.                                             203,250           6,892
May Department Stores Co.                               121,052           4,969
McDonald's Corp.                                        356,588          11,115
Merck & Co., Inc.                                       176,944           5,496
Merrill Lynch & Co., Inc. (g)                           272,039          15,990
MetLife, Inc.                                           406,335          19,967
Micron Technology, Inc. * (g)                           737,500           8,762
National City Corp.                                     242,200           8,940
NiSource, Inc.                                          231,224           5,616
Parker Hannifin Corp.                                   185,375          12,183
Pfizer, Inc.                                            634,400          16,812
R.R. Donnelley & Sons Co.                               100,500           3,623
Royal Dutch Shell PLC ADR,A Shares * (g)                302,627          18,545
Safeway, Inc.                                           476,000          11,567
SunTrust Banks, Inc. (g)                                258,241          18,779
United Technologies Corp.                               177,600           9,004
Verizon Communications, Inc.                            390,672          13,372
Weyerhaeuser Co.                                         71,893           4,959
                                                                   ------------

Total Common Stocks                                                     590,041
                                                                   ------------

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Investments in Affiliates (2.6%)
Fifth Third Institutional Money
  Market Fund                                        16,086,255    $     16,086
                                                                   ------------

Total Investments in Affiliates                                          16,086
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (10.9%)
Pool of various securities for
  Fifth Third Funds                                $     66,221          66,221
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                      66,221
                                                                   ------------

Total Investments (Cost $534,868)+ - 110.7%                             672,348

Liabilities in excess of other assets - (10.7)%                         (65,240)
                                                                   ------------

NET ASSETS - 100.0%                                                $    607,108
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

LifeModel Aggressive Fund(SM)
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Investments in Affiliates(h) (100.0%)
Fifth Third Disciplined Large Cap
  Value Fund                                          1,493,454    $     22,521
Fifth Third Institutional Money Market Fund              78,741              79
Fifth Third Intermediate Bond Fund                      415,185           4,069
Fifth Third International Equity Fund                   765,926           8,264
Fifth Third Large Cap Core Fund                       1,283,068          18,746
Fifth Third Mid Cap Growth Fund *                     1,059,252          16,980
Fifth Third Multi Cap Value Fund                        516,763          13,457
Fifth Third Quality Growth Fund                       1,935,267          31,622
Fifth Third Small Cap Growth Fund *                     706,895          11,013
Fifth Third Small Cap Value Fund *                      386,687           8,824
                                                                   ------------

Total Investments in Affiliates                                         135,575
                                                                   ------------

Total Investments (Cost $111,191)+ - 100.0%                             135,575

Other assets in excess of liabilities - 0.0%                                 36
                                                                   ------------

NET ASSETS - 100.0%                                                $    135,611
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                        LifeModel Moderately Aggressive Fund(SM)
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Investments in Affiliates(h) (100.1%)
Fifth Third Bond Fund                                 1,722,840    $     17,349
Fifth Third Disciplined Large Cap
  Value Fund                                          2,609,359          39,349
Fifth Third Institutional Money Market Fund           1,996,727           1,997
Fifth Third Intermediate Bond Fund                    2,896,772          28,388
Fifth Third International Equity Fund                 1,150,617          12,415
Fifth Third Large Cap Core Fund                       2,169,267          31,693
Fifth Third Mid Cap Growth Fund *                     1,892,990          30,345
Fifth Third Multi Cap Value Fund                        920,819          23,978
Fifth Third Quality Growth Fund                       3,363,551          54,960
Fifth Third Short Term Bond Fund                      2,170,351          20,314
Fifth Third Small Cap Growth Fund *                   1,218,978          18,992
Fifth Third Small Cap Value Fund *                      654,493          14,936
                                                                   ------------

Total Investments in Affiliates                                         294,716
                                                                   ------------

Total Investments (Cost $252,869)+ - 100.1%                             294,716

Liabilities in excess of other assets - (0.1)%                             (173)
                                                                   ------------

NET ASSETS - 100.0%                                                $    294,543
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

LifeModel Moderate Fund(SM)
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Investments in Affiliates(h) (99.8%)
Fifth Third Bond Fund                                 5,357,058    $     53,946
Fifth Third Disciplined Large Cap
  Value Fund                                          3,214,141          48,469
Fifth Third Intermediate Bond Fund                    9,410,488          92,223
Fifth Third International Equity Fund                 1,138,727          12,287
Fifth Third Large Cap Core Fund                       2,721,344          39,759
Fifth Third Mid Cap Growth Fund *                     2,514,402          40,306
Fifth Third Multi Cap Value Fund                      1,215,121          31,642
Fifth Third Quality Growth Fund                       4,104,788          67,072
Fifth Third Short Term Bond Fund                      6,792,787          63,580
Fifth Third Small Cap Growth Fund *                   1,722,319          26,834
Fifth Third Small Cap Value Fund *                      924,603          21,099
                                                                   ------------

Total Investments in Affiliates                                         497,217
                                                                   ------------

Total Investments (Cost $460,257)+ - 99.8%                              497,217

Other assets in excess of liabilities - 0.2%                              1,013
                                                                   ------------

NET ASSETS - 100.0%                                                $    498,230
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                      LifeModel Moderately Conservative Fund(SM)
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Investments in Affiliates(h) (100.1%)
Fifth Third Bond Fund                                 1,369,363    $     13,789
Fifth Third Disciplined Large Cap
  Value Fund                                            614,241           9,263
Fifth Third Institutional Money Market Fund             420,024             420
Fifth Third Intermediate Bond Fund                    2,574,214          25,227
Fifth Third International Equity Fund                   160,037           1,727
Fifth Third Large Cap Core Fund                         442,101           6,459
Fifth Third Mid Cap Growth Fund *                       431,472           6,916
Fifth Third Multi Cap Value Fund                        209,665           5,460
Fifth Third Quality Growth Fund                         781,024          12,762
Fifth Third Short Term Bond Fund                      1,800,504          16,853
Fifth Third Small Cap Growth Fund *                     291,138           4,536
Fifth Third Small Cap Value Fund *                      156,247           3,566
                                                                   ------------

Total Investments in Affiliates                                         106,978
                                                                   ------------

Total Investments (Cost $96,723)+ - 100.1%                              106,978

Liabilities in excess of other assets - (0.1)%                             (145)
                                                                   ------------

NET ASSETS - 100.0%                                                $    106,833
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

LifeModel Conservative Fund(SM)
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Investments in Affiliates(h) (100.0%)
Fifth Third Bond Fund                                 1,052,352    $     10,597
Fifth Third Disciplined Large Cap
  Value Fund                                            169,971           2,563
Fifth Third Institutional Money Market Fund             561,365             561
Fifth Third Intermediate Bond Fund                    1,978,000          19,385
Fifth Third International Equity Fund                    56,138             606
Fifth Third Large Cap Core Fund                         124,069           1,813
Fifth Third Mid Cap Growth Fund *                       157,645           2,527
Fifth Third Multi Cap Value Fund                         53,226           1,386
Fifth Third Quality Growth Fund                         263,914           4,312
Fifth Third Short Term Bond Fund                      1,404,436          13,146
Fifth Third Small Cap Growth Fund *                     141,595           2,206
Fifth Third Small Cap Value Fund *                       49,403           1,127
                                                                   ------------

Total Investments in Affiliates                                          60,229
                                                                   ------------

Total Investments (Cost $57,920)+ - 100.0%                               60,229

Other assets in excess of liabilities - 0.0%                                 13
                                                                   ------------

NET ASSETS - 100.0%                                                $     60,242
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                           Strategic Income Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Common Stocks (6.3%)
Abbott Laboratories                                      25,575    $      1,193
Altria Group, Inc.                                       14,150             947
American Capital Strategies Ltd.                         30,800           1,159
Bank of America Corp.                                    19,900             868
Chevron Corp.                                             8,430             489
Citigroup, Inc.                                          16,925             736
FPL Group, Inc.                                          13,650             589
General Electric Corp.                                   10,735             370
North Fork Bancorp., Inc.                                10,500             288
Procter & Gamble Co.                                     11,030             614
Southern Co.                                             14,900             521
Sysco Corp.                                              19,025             686
U.S. Bancorp                                             10,000             301
Verizon Communications, Inc.                              6,950             238
Wachovia Corp.                                            9,475             477
Wells Fargo & Co.                                        15,945             977
                                                                   ------------

Total Common Stocks                                                      10,453
                                                                   ------------

Corporate Bonds (24.2%)
AMVESCAP PLC, 5.38%, 2/27/13                       $        500             504
Bankers Trust New York, 7.25%,
  10/15/11                                                1,000           1,127
Bear, Stearns Co., Inc., 4.65%, 7/2/18                    1,000             938
Bear, Stearns Co., Inc., Series
  2003-AC7, Class A2, 5.25%, 1/25/34                      1,024           1,026
Citibank Credit Card Issuance Trust,
  3.10%, 3/10/10                                            500             484
Comcast Cable, 7.13%, 6/15/13                               500             564
Core Invest Grade Trust, 4.66%,
  11/30/07                                                  454             453
Countrywide Home Loans, 4.59%,
  10/25/33                                                1,573           1,522
Countrywide Home Loans, 5.10%,
  4/20/35(d)                                                744             737
Cullen/Frost Cap Trust I, 4.46%, 3/1/34 (d)               1,000           1,030
CVS Corp., 7.77%, 1/10/12                                   867             967
Deutsche Mortgage Securities, Inc.,
  Series 2004-2, Class A3, 3.78%,
  1/25/34                                                 1,000             994
Developers Diversified Realty, 3.88%,
  1/30/09                                                 1,000             963
Emigrant Cap Trust I, 5.73%, 12/10/33 (d)                 1,000             993
First Tennessee Cap II, 6.30%,
  4/15/34                                                 1,500           1,541
Ford Motor Credit Co., 7.00%,
  10/1/13                                                 1,500           1,457
Goldman Sachs Group, Inc., 5.25%,
  10/15/13                                                1,000           1,014
HBOS PLC, 5.38%, 11/1/13 (d)                              2,000           2,024
Hutchison Whampoa International, Ltd.,
  6.50%, 2/13/13                                          1,000           1,067
HVB Funding Trust I, 8.74%, 6/30/31                       1,000           1,322
International Lease Finance Corp.,
  4.38%, 11/1/09                                          1,000             987
Kraft Foods, Inc., 6.25%, 6/1/12                          1,500           1,619

                                    Continued

Strategic Income Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
Lehman Brothers TRAINS, 6.50%,
  8/15/08 (d)(e)                                   $        493    $        504
Marsh & Mclennan Cos., Inc., 5.88%,
  8/1/33                                                    500             461
Merrill Lynch Mortgage Investors, Inc.,
  Series 2003-A1, Class 2A, 4.53%,
  12/25/32                                                  274             274
Motorola, Inc., 6.50%, 11/15/28                             500             547
Pacific Gas & Electric, 4.20%, 3/1/11                     1,000             968
Pemex Project Funding Master Trust,
  7.88%, 2/1/09                                           1,000           1,085
Public Service Oklahoma, 4.85%,
  9/15/10                                                   500             501
Radian Group, Inc., 5.63%, 2/15/13                          500             511
RBS Capital Trust, Class B, 6.80%,
  3/31/08                                                   500             516
SLM Corp., 4.27%, 4/1/09 (d)                              1,000             972
SLM Corp., 4.54%, 2/1/10 (d)                              1,000             967
SLM Corp., 5.65%, 11/21/13 (d)                            1,000             988
Sprint Capital Corp, 8.38%, 3/15/12                       1,500           1,779
TCI Communications, Inc., 7.88%,
  8/1/13                                                  1,100           1,283
Union Pacific Corp., 3.63%, 6/1/10                          500             472
Union Planters Corp., 4.38%, 12/1/10                        500             490
Washington Mutual Bank, 4.82%,
  10/25/32                                                  134             134
Washington Mutual Bank, Series
  2003-AR10, Class A4, 4.08%, 10/25/33                    1,500           1,487
Wells Fargo Mortgage Backed Securities
  Trust, 4.98%, 11/25/34                                  1,000             949
Weyerhaeuser Co., 7.38%, 3/15/32                          1,500           1,758
                                                                   ------------

Total Corporate Bonds                                                    39,979
                                                                   ------------

Foreign Bonds (1.2%)
Korea Development Bank, 3.88%, 3/2/09                     1,000             971
Russian Federation, 8.25%, 3/31/10                        1,000           1,087
                                                                   ------------

Total Foreign Bonds                                                       2,058
                                                                   ------------

Corporate Bond Equivalents (c) (39.0%)
AAG Holding Co., Inc., $1.17                             20,000             513
Abbey National PLC, Series B $1.84                       24,900             660
Abbey National PLC, Series C $1.84                       60,600           1,596
AMBAC Financial Group, Inc., $1.49                       54,100           1,374
AMBAC Financial Group, Inc., $1.75                       52,895           1,360
BAC Capital Trust I, $1.75                               64,500           1,662
BAC Capital Trust VI, $1.75                              48,600           1,283
Bank One Capital V, $2.00                                76,300           1,943
BBC Capital Trust II, $2.13                              31,000             819
Bear Stearns Capital Trust III, $1.95                    58,900           1,508
Citigoup Capital VII, $1.78                             124,925           3,237
Cleveland Electric Financial Trust I, $2.25              10,000             268
Consolidated Edison, $1.81                               50,700           1,340
Corp-Backed Trust Certs (CBTCS), $1.53                   60,000           1,497
Corp-Backed Trust Certs (CBTCS), $1.56                   33,500             843
Corp-Backed Trust Certs (CBTCS), $1.80                   15,800             401

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Corporate Bond Equivalents (c), continued
Corp-Backed Trust Certs (CBTCS), $1.97                    2,200    $         57
Corp-Backed Trust Certs (CBTCS), $2.06                    7,800             201
Corp-Backed Trust Certs (CBTCS), $2.20                    1,800              46
Corts Countrywide Capital II, $2.00                      10,000             260
Corts Trust II Safeco Capital I, $2.18                   10,000             260
Corts-First Union Capital II, $1.88                      17,700             450
Corts-Sherwin Williams, $1.81                            17,600             450
Corts-TR Verizon Global, $3.13                           54,500           1,427
Developers Diversified Realty, $2.15                     48,300           1,274
Dominion CNG Capital Trust I, $1.95                      39,800           1,025
Duke Realty Corp. $1.67                                  30,000             754
Duke Realty Corp., $2.11                                 40,800           1,047
Duquesne Light Co., $1.68                                24,000             639
Energy East Capital, $2.06                                5,000             129
Entergy Arkansas, Inc., $1.50                            80,600           2,070
Entergy Mississippi, Inc., $1.50                         29,300             752
Equity Residential Properties, Series B, $2.28           19,900             506
Federal Realty Investment Trust, $2.13                   43,300           1,131
Financial Security Assurance Holdings, $1.56             90,750           2,303
Fleet Capital Trust VI, $2.20                            46,000           1,175
Fleet Captial Trust VII, $1.80                           29,200             755
Ford Capital Trust Series II, $3.25                      10,000             417
General Electric Capital Corp., $1.53                    19,000             491
General Electric Capital Corp., $1.66                    59,000           1,546
Glenborough Realty, Series A, $1.94                      20,661             531
Harris Preferred Capital, Series A, $1.84                31,800             805
HRPT Properties Trust, $2.47                             26,100             669
HRPT Properties Trust, Series B, $2.19                   22,900             619
HSBC Finance Corp. $1.72                                 32,800             854
Huntington Preferred Cap, Inc., $1.97                    15,507             447
ING Group NV, $1.80                                      41,200           1,089
Kimco Reality Preferred, $1.66                           39,994           1,021
MBNA Corp., $1.88                                        28,400             730
MBNA Corp., $2.03                                        37,800           1,019
Merrill Lynch Preferred Capital, $0.99                   20,000             497
ML Capital Trust III, $1.75                               9,800             256
Morgan Stanley Capital II, $1.81                         61,525           1,563
National Rural Utility CFC, $1.91                        10,000             258
Nordstrom (CBTCS), $1.91                                 10,000             262
Preferred Plus Trust NAI-1, $2.01                         4,400             113
PS Business Parks, Inc., $2.38                           10,000             260
Public Credit & Repack Securities, $1.78                 15,600             400
Public Storage, Inc., Series A, $2.45                    15,000             420
Public Storage, Inc., Series S, $1.97                    10,000             259
Puget Sound Energy Capital Trust, $2.10                  13,700             354
Regions Financial Trust I, $2.00                         66,500           1,701
Rouchester Gas & Electric, $1.66                         42,800           1,151
Saturns JPM, $1.78                                       12,000             310
Stilwell Financial, $1.97                                36,800             953
Suntrust Capital V, $1.76                                46,600           1,203
Torchmark Capital Trust I, $1.94                         58,819           1,518
USB Capital V, $1.81                                     14,100             365
Wachovia Funding, Series A, $1.81                        79,000           2,275
Wells Fargo Capital Trust V, $1.75                       18,600             482
Wells Fargo Capital Trust VI, $1.74                      74,550           1,931
Wells Fargo Capital Trust VII, $1.46                     33,500             838
                                                                   ------------

Total Corporate Bond Equivalents                                         64,622
                                                                   ------------

                                    Continued

                                                           Strategic Income Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Preferred Stocks (c) (4.6%)
Fannie Mae, $1.77                                         8,800    $        320
Fannie Mae, $2.91                                         8,500             418
First Tennessee Bank, $11.92 (e)                          1,000             985
Freddie Mac, $2.50                                       20,000             845
Freddie Mac, $2.55                                       10,000             439
Freddie Mac, $2.85                                       25,500           1,230
Goldman Sachs Group, Inc., $1.16                         40,000             996
Lehman Brothers, $1.92                                   50,000           1,245
Source Capital, $2.40                                    35,600           1,238
                                                                   ------------

Total Preferred Stocks                                                    7,716
                                                                   ------------

Real Estate Investment Trusts (i) (10.4%)
AMB Property Corp.                                       10,450             481
Developers Diversified Realty, Corp.                     16,200             788
Duke-Weeks Realty Corp.                                  24,000             815
Equity Residential Properties                             5,700             153
Equity Residential Properties Trust                      24,450             988
Health Care Property Investors, Inc.                     36,750           1,024
Kimco Realty Corp.                                       36,000           2,364
Mills Corp.                                              15,900           1,034
ProLogis                                                 22,000           1,002
Simon Property Group, Inc.                               34,004           2,711
Thornburg Mortgage, Inc.                                 45,100           1,339
Vornado Realty Trust                                     26,100           2,314
Weingarten Realty Investors                              54,575           2,144
                                                                   ------------

Total Real Estate Investment Trusts                                      17,157
                                                                   ------------

U.S. Treasury Notes (1.2%)
7.00%, 7/15/06                                     $      2,000           2,057

Total U.S. Treasury Notes                                                 2,057
                                                                   ------------

U.S. Government Agencies (2.4%)
Fannie Mae (1.1%)
5.13%, 1/2/14                                             1,000           1,020
4.28%, 7/1/18                                               865             864
                                                                   ------------
                                                                          1,884
                                                                   ------------
Government National Mortgage Association (1.3%)
5.50%, 8/16/27                                            1,150           1,188
4.89%, 7/16/34                                            1,000             992
                                                                   ------------
                                                                          2,180
                                                                   ------------

Total U.S. Government Agencies                                            4,064
                                                                   ------------

Investment Companies (8.5%)
1838 Bond Debenture Trading                             127,000           2,375
American Income Fund, Inc.                              135,400           1,124
Blackrock Income Trust                                  108,600             710
Blackrock North American Government
  Income                                                225,000           2,497
Eaton Vance Tax-Advantaged Dividend
  Income Fund                                            23,600             526
ING Prime Rate Trust                                    160,400           1,139

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Investment Companies, continued
MFS Government Markets Income
  Trust                                                 217,400    $      1,441
MFS Intermediate Income Trust                            49,000             319
Pioneer Interest Shares                                  90,700           1,038
Templeton Global Income Fund, Inc.                       61,374             536
Van Kampen Bond Fund                                     64,800           1,144
Van Kampen Senior Income Trust                          152,000           1,245
                                                                   ------------

Total Investment Companies                                               14,094
                                                                   ------------

Investments in Affiliates (2.4%)
Fifth Third Institutional Money
  Market Fund                                         4,029,611           4,030
                                                                   ------------

Total Investments in Affiliates                                           4,030
                                                                   ------------

Total Investments (Cost $158,201)+ - 100.2%                             166,230

Liabilities in excess of other assets - (0.2)%                             (270)
                                                                   ------------

NET ASSETS - 100.0%                                                $    165,960
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Select Stock Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (99.9%)
Agilent Technologies, Inc. *                             20,000    $        525
Best Buy Co., Inc.                                        9,000             689
Broadcom Corp., Class A *                                18,000             770
Cintas Corp.                                             10,000             443
Cisco Systems, Inc. *                                    30,000             574
Coach, Inc. *                                            10,000             351
Comverse Technology, Inc. *                              10,000             253
EMC Corp. *                                              63,000             862
Goldman Sachs Group, Inc.                                 6,000             644
Henry Schein, Inc. *                                     10,000             432
Illinois Tool Works, Inc.                                 6,000             514
Kinetic Concepts, Inc. *                                 10,000             600
L-3 Communications Holdings, Inc.                        12,000             939
Lehman Brothers Holdings, Inc.                            4,000             421
Linear Technology Corp.                                  15,000             583
Maxim Integrated Products, Inc.                           9,000             377
Morgan Stanley                                           10,000             531
Nordstrom, Inc.                                          14,500             537
Office Depot, Inc. *                                     20,000             568
Rockwell Automation, Inc.                                 9,000             464
Station Casinos, Inc.                                     3,300             242
Teva Pharmaceutical Industries Ltd.,
  ADR                                                    28,000             879
Texas Instruments, Inc.                                  21,000             667
Varian Medical Systems, Inc. *                           20,000             785
WellPoint, Inc. *                                         3,100             219
                                                                   ------------

Total Common Stocks                                                      13,869
                                                                   ------------

Investments in Affiliates (0.1%)
Fifth Third Institutional Money Market Fund              17,209              17
                                                                   ------------

Total Investments in Affiliates                                              17
                                                                   ------------

Total Investments (Cost $11,311)+ - 100.0%                               13,886

Other assets in excess of liabilities - 0.0%                                  1
                                                                   ------------

NET ASSETS - 100.0%                                                $     13,887
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                                 Technology Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stocks (100.5%)
ADC Telecommunications, Inc. * (g)                       47,500    $      1,242
Agilent Technologies, Inc. *                             72,500           1,902
Altera Corp. *                                           25,000             547
Amphenol Corp., Class A                                  20,250             902
ARM Holdings PLC ADR (g)                                135,000             857
ASML Holding NV * (g)                                    75,000           1,320
ATMI, Inc. * (g)                                         23,500             748
Blackboard, Inc. *                                       20,000             493
Broadcom Corp., Class A *                                35,000           1,496
Cadence Design Systems, Inc. *                          110,000           1,770
Celgene Corp. * (g)                                      30,000           1,436
Compuware Corp. *                                       100,000             843
Comverse Technology, Inc. * (g)                          47,750           1,208
Corning, Inc. * (g)                                      40,000             762
EMC Corp. *                                              80,000           1,095
Foxhollow Technologies, Inc. * (g)                       10,000             513
Freescale Semiconductor, Inc., Class A *                 40,000           1,021
Getty Images, Inc. *                                     15,000           1,211
Infosys Technologies Ltd.,ADR                             2,500             178
Internet Security Systems, Inc. * (g)                    25,000             569
Invitrogen Corp * (g)                                    17,500           1,501
Jabil Circuit, Inc. *                                    50,000           1,560
Juniper Networks, Inc. *                                 50,000           1,200
Linear Technology Corp.                                  25,000             972
LSI Logic Corp. *                                         5,000              49
Maxim Integrated Products, Inc.                          24,350           1,020
McAfee, Inc. *                                           37,500           1,178
Microchip Technology, Inc.                               30,000             932
Micron Technology, Inc. *                               115,000           1,365
National Semiconductor Corp.                             40,000             988
NAVTEQ Corp. *                                           29,750           1,308
NCR Corp. *                                              40,000           1,388
Network Appliance, Inc. *                                51,750           1,320
Oracle Corp. *                                            5,000              68
SafeNet, Inc. *                                          32,500           1,111
SanDisk Corp. *                                          30,000           1,015
Sapient Corp. * (g)                                     162,060           1,261
Scientific-Atlanta, Inc.                                 30,000           1,155
Silicon Image, Inc. * (g)                                85,000           1,005
Tellabs, Inc. *                                         200,000           1,943
Texas Instruments, Inc.                                  30,000             953
VeriSign, Inc. *                                         40,000           1,052
Vertex Pharmaceuticals, Inc. *                          100,000           1,595
webMethods, Inc. * (g)                                  135,000             819
                                                                   ------------

Total Common Stocks                                                      46,871
                                                                   ------------

                                    Continued

Technology Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Short-Term Securities Held as Collateral
  for Securities Lending (19.1%)
Pool of various securities for
  Fifth Third Funds                                $      8,901    $      8,901
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                       8,901
                                                                   ------------

Total Investments (Cost $53,178)+ - 119.6%                               55,772

Liabilities in excess of other assets - (19.6)%                          (9,143)
                                                                   ------------

NET ASSETS - 100.0%                                                $     46,629
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                       International Equity Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Common Stock(j) (0.1%)
United States (0.1%)
Synthes, Inc.                                             1,608    $        174
                                                                   ------------

Total Common Stock                                                          174
                                                                   ------------

Foreign Stocks(j) (91.2%)
Australia (3.9%)
Alumina, Ltd.                                            52,355             229
Amcor, Ltd. (g)                                          40,653             216
AMP, Ltd.                                                27,744             142
Ansell, Ltd.                                                903               7
Australia & New Zealand Banking
  Group, Ltd.                                            12,299             199
Australian Gas & Light Co.                                4,391              47
BHP Billiton, Ltd.                                      161,874           2,396
BlueScope Steel, Ltd.                                    33,077             235
Boral, Ltd.                                              26,933             136
Brambles Industries, Ltd. (g)                            22,535             141
Coca-Cola Amatil, Ltd.                                   16,401              97
Coles Myer, Ltd.                                          9,138              65
Commonwealth Bank of Australia                           25,755             759
CSL, Ltd.                                                 2,772              73
CSR, Ltd.                                                43,691              86
Foster's Group, Ltd.                                     40,577             167
Insurance Australia Group                                38,467             177
James Hardie Industries NV                               21,536             143
John Fairfax Holdings, Ltd.                               9,472              31
Leighton Holdings, Ltd.                                   2,372              23
Lend Lease Corp., Ltd.                                    3,916              39
Macquarie Bank, Ltd.                                      4,756             225
Macquarie Infrastructure Group                           71,386             215
Mayne Nickless, Ltd.                                      8,502              31
National Australia Bank, Ltd.                            34,522             815
Newcrest Mining, Ltd.                                    14,995             185
Onesteel, Ltd.                                           25,640              53
Orica, Ltd.                                              12,926             186
Origin Energy, Ltd.                                     115,393             637
Paperlinx, Ltd.                                          20,812              55
Patrick Corp., Ltd.                                      10,538              46
QBE Insurance Group, Ltd.                                14,599             186
Rinker Group, Ltd.                                       42,969             487
Rio Tinto, Ltd. (g)                                      14,042             519
Santos, Ltd.                                             86,430             703
Sonic Healthcare, Ltd.                                    1,295              13
Stockland Trust Group                                       446               2
Suncorp Metway, Ltd.                                      4,691              72
TABCORP Holdings, Ltd.                                    9,202             111
Telstra Corp., Ltd.                                      45,542             175
Transurban Group                                          5,359              29
Westfarmers, Ltd.                                         7,759             233
Westpac                                                  18,835             281
Woodside Petroleum, Ltd.                                 68,957           1,570
Woolworths, Ltd.                                         24,176             299
                                                                   ------------
                                                                         12,536
                                                                   ------------

                                    Continued

International Equity Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Austria (1.0%)
Bank Austria Creditanstalt                                4,208    $        446
Boehler-Uddeholm AG                                         600              91
Erste Bank Der Oesterreichischen
  Sparkassen AG                                          13,922             708
Flughafen Wein AG                                         1,211              78
Immofinanz Immobilien Anlagen *                          26,674             245
Mayr-Melnhof Karton AG                                      500              72
Oesterreichische Elektrizitaetswirtschafts AG               544             162
OMV AG                                                   13,339             621
RHI AG *                                                  1,954              59
Telekom Austria AG (g)                                   19,977             403
Voest-Alpine Stahl AG                                     1,263              93
Wienerberger Baust                                        2,610             121
                                                                   ------------
                                                                          3,099
                                                                   ------------
Belgium (0.9%)
Agfa Gevaert NV                                           1,931              53
Bekaert NV                                                  325              26
Belgacom SA                                               3,263             115
Cumerio                                                     955              16
Delhaize Group                                            1,553              95
Dexia                                                    25,883             584
Fortis                                                   36,918           1,077
Groupe Bruxelles Lambert SA                               1,616             146
InBev NV                                                  3,790             141
KBC Bancassurance Holding SA                              3,615             288
Solvay SA                                                 1,841             199
UCB SA                                                    2,960             160
Umicore                                                     717              63
                                                                   ------------
                                                                          2,963
                                                                   ------------
Bermuda (0.2%)
Cheung Kong Infrastructure Holdings, Ltd.                14,000              44
Esprit Holdings, Ltd.                                    35,000             260
Johnson Electric Holdings, Ltd.                          49,500              47
Kerry Properties, Ltd.                                   13,299              34
Li & Fung, Ltd.                                          56,000             118
SCMP Group, Ltd.                                         10,000               4
Shagri-La Asia, Ltd.                                     33,021              58
Yue Yuen Industrial Holdings, Ltd.                       14,500              46
                                                                   ------------
                                                                            611
                                                                   ------------
Denmark (0.7%)
A P Moller - Maersk AS                                       10              97
Danisco AS                                                  900              59
Danske Bank                                              21,687             677
DSV AS                                                    1,400             132
GN Store Nord AS                                         12,700             141
Novo Nordisk AS                                           9,680             501
Novozymes AS                                              2,950             150
TDC AS                                                    5,900             265
Vestas Wind Systems AS *                                  5,550             102
William Demant Holdings AS *                              1,000              48
                                                                   ------------
                                                                          2,172
                                                                   ------------
Finland (1.5%)
Cargotec Corp., B Shares *                                1,400              41
Fortum Oyj                                                6,249             114
Kesko Oyj, B Shares                                       3,423              93
Kone Oyj, B Shares *                                      1,400              95

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Finland, continued
Metso Oyj, B Shares                                       3,935    $         95
Neste Oil Oyj * (g)                                       1,912              53
Nokia Oyj                                               177,755           2,836
Outokumpo Oyj                                             7,841             108
Sampo Insurance Co.                                       6,221              95
Stora Enso Oyj                                           28,807             381
TietoEnator Oyj                                           4,643             151
UPM-Kym'mene Oyj                                         24,131             468
Uponor Oyj                                                1,070              21
Wartsila Corp. Oyj, B Shares                              2,179              67
                                                                   ------------
                                                                          4,618
                                                                   ------------
France (8.2%)
Accor SA                                                 10,357             526
Alcatel *                                                47,961             583
Alstom *                                                128,511             131
Arcelor                                                  17,466             375
Atos Origin SA *                                            797              57
Autoroutes du Sud de la France                            3,373             192
AXA SA                                                   48,211           1,313
BNP Paribas SA                                           33,015           2,381
Bouygues                                                 10,300             450
Business Objects SA *                                     2,186              72
Cap Gemini *                                              3,563             119
Carrefour SA                                             20,115             947
Casino Guichard-Perrachon                                 1,826             128
CNP Assurances                                            1,284              86
Compagnie de Saint-Gobain                                 8,853             530
Compagnie Generale des Etablissements
  Michelin                                                2,481             153
Credit Agricole SA                                       13,864             379
Dassault Systems SA                                       1,711              87
Essilor International SA                                  1,806             131
Euronext NV                                               1,780              70
European Aeronautic Defence and
  Space Co.                                               6,870             230
France Telecom SA (g)                                    40,361           1,243
Gecina SA                                                 1,553             176
Groupe Danone                                             8,202             809
Hermes International                                        262              54
Imerys SA                                                 1,427             105
Klepierre                                                 1,311             126
L'Air Liquide SA                                          4,380             777
L'Oreal SA                                                7,143             564
Lafarge SA                                                6,616             625
Lagardere Group SCA                                       3,038             219
LVMH Moet-Hennessy Louis Vuitton                          5,295             439
Neopost SA                                                1,353             126
Peugeot SA                                                2,825             181
PPR SA                                                    1,379             139
Publicis Groupe                                           2,099              71
Renault SA                                                2,908             266
Safran SA                                                 2,724              60
Sanofi-Aventis                                           27,670           2,389
Schneider Electric SA                                     6,352             499
Societe BIC SA                                            1,091              61
Societe Generale-A                                       12,985           1,417
Societe Television Francaise 1                            2,585              72

                                    Continued

                                                       International Equity Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
France, continued
Sodexho SA                                                4,099    $        146
STMicroelectronics NV                                     7,386             127
Suez SA                                                  13,582             372
Technip-Coflexip SA                                       1,223              66
Thales SA (g)                                             2,847             115
Thomson                                                   5,279             119
Total SA                                                 17,256           4,313
Unibail Union Credit                                      2,119             293
Veolia Environnement                                      2,750             106
Vinci SA                                                  4,057             329
Vivendi Universal                                        18,961             601
Zodiac SA                                                 1,244              71
                                                                   ------------
                                                                         26,016
                                                                   ------------
Germany (7.1%)
Adidas-Salomon AG                                         1,232             223
Allianz AG                                                8,902           1,127
Altana AG                                                 2,696             141
BASF AG                                                  23,033           1,632
Bayer AG                                                 28,713           1,024
Bayerische Hypo- und Vereinsbank AG *                    15,845             416
Beiersdorf AG                                             2,501             284
Celesio AG                                                3,035             245
Commerzbank AG                                           21,217             473
Continental AG                                            2,378             185
DaimlerChrysler AG                                       16,228             786
Deutsche Bank AG                                         25,078           2,170
Deutsche Boerse AG                                        6,255             549
Deutsche Lufthansa AG (g)                                 7,771              97
Deutsche Post AG                                         22,341             553
Deutsche Telekom AG                                     119,228           2,361
Douglas Holdings AG                                         737              28
E.ON AG                                                  25,873           2,392
Epcos AG *                                                1,756              26
Fresenius Medical Care AG (g)                             3,066             268
Heidelberger Zement AG                                    2,693             194
Henkel KGaA                                               2,849             267
Hypo Real Estate Holding AG                               6,864             279
Infineon Technologies AG *                               10,539             104
Karstadt AG *                                               516               7
Lanxess *                                                 2,506              72
Linde AG                                                  4,510             317
MAN AG                                                    4,458             207
Merck KGAA                                                2,009             179
Metro AG                                                  5,322             267
Muenchener Rueckver AG                                    1,769             206
Porsche AG                                                  137             109
ProSiebenSat. 1 Media AG                                  1,593              29
Puma AG Rudolf Dassler Sport                                430             108
RWE AG                                                   11,664             777
SAP AG                                                    6,866           1,178
Schering AG                                               5,878             370
Siemens AG                                               27,311           2,101
Thyssen Krupp AG                                         13,406             252
TUI AG                                                    6,560             171
Volkswagen AG                                             4,244             230
Wincor Nixdorf AG                                           700              63
                                                                   ------------
                                                                         22,467
                                                                   ------------

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Great Britain (21.3%)
Aegis Group PLC                                          28,037    $         49
AMEC PLC                                                  8,557              52
Anglo American PLC                                       51,227           1,300
ARM Holdings PLC                                         30,000              63
Arriva PLC                                                8,814              87
Associated British Ports Holdings
  PLC                                                    14,385             118
AstraZeneca PLC                                          48,066           2,176
Astro All Asia Networks PLC *                            73,100             112
Aviva PLC                                                69,014             792
BAA PLC                                                  39,255             416
BAE Systems PLC                                          91,738             495
Balfour Beatty                                           15,493              95
Barclays PLC                                            191,044           1,866
Barratt Developments PLC                                  5,333              67
BBA Group PLC                                            22,083             118
Bellway PLC                                               2,805              42
Berkeley Group Holdings PLC *                             2,939              46
BG Group PLC                                             97,719             807
BHP Billiton PLC                                         89,057           1,274
BOC Group PLC                                            19,248             365
Boots Group PLC                                          20,342             216
BP PLC                                                  589,411           6,492
BPB PLC                                                  15,065             189
Brambles Industries PLC                                  39,392             216
British Airways PLC *                                    18,337              89
British American Tobacco PLC                             57,017           1,138
British Land Co. PLC                                     24,281             358
British Sky Broadcasting Group PLC                       22,711             213
BT Group PLC                                            243,520             978
Bunzl PLC                                                11,575             106
Cable & Wireless PLC                                     70,849             198
Cadbury Schweppes PLC                                    67,007             644
Capita Group PLC                                         36,708             233
Carnival PLC                                              7,483             402
Centrica PLC                                             50,750             209
Cobham PLC                                               34,340              87
Compass Group PLC                                        90,221             390
Corus Group PLC *                                       134,835             111
Daily Mail & General Trust                                6,795              79
Davis Service Group                                      11,805              92
De La Rue PLC                                            11,421              79
Diageo PLC                                              129,001           1,779
Dixons Group PLC                                         41,524             116
Electrocomponents PLC                                    14,913              66
EMAP PLC                                                  5,680              84
EMI Group PLC                                            17,908              76
Enterprise Inns PLC                                      15,061             216
Exel PLC                                                 13,635             225
Filtrona PLC *                                            8,708              35
FirstGroup PLC                                           18,862             106
FKI PLC                                                  16,026              29
Friends Provident PLC                                    51,463             165
George Wimpey PLC                                         8,725              65
GKN PLC                                                  15,751              73
Glaxosmithkline PLC                                     169,010           3,979
Group 4 Securicor PLC                                    62,734             174

                                    Continued

International Equity Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Great Britain, continued
GUS PLC                                                  19,417    $        308
Hammerson PLC                                            13,235             199
Hanson PLC                                               26,687             268
Hays PLC                                                 94,626             212
HBOS PLC                                                106,298           1,616
Hilton Group PLC                                         69,550             354
HSBC Holdings PLC                                       330,682           5,361
IMI PLC                                                  14,697             115
Imperial Chemical Industries PLC                         42,921             200
Imperial Tobacco Group PLC                               16,496             423
InterContinental Hotels Group PLC                        20,226             257
International Power PLC                                   1,655               6
Invensys PLC *                                          178,148              42
ITV PLC                                                  78,159             165
J Sainsbury PLC                                          36,025             177
Johnson Matthey PLC                                       9,823             190
Kelda Group PLC                                           9,540             119
Kesa Electricals PLC                                      6,544              29
Kingfisher PLC                                           25,104             113
Land Securities Group PLC                                21,777             532
Legal & General Group PLC                               168,721             339
Liberty International PLC                                11,669             198
Lloyds TSB Group PLC                                    145,223           1,228
Logica PLC                                               25,028              82
Marks & Spencer PLC                                      33,853             213
Meggitt PLC                                              15,833              86
Misys PLC                                                19,204              79
Mitchells & Butlers PLC                                  22,036             138
National Express Group PLC                                7,134             110
National Grid Transco PLC                                77,264             710
Next PLC                                                  5,289             146
Pearson PLC                                              16,324             195
Peninsular & Oriental Steam Navigation
  Co. PLC                                                30,547             169
Persimmon PLC                                             6,010              84
Pilkington PLC                                           32,410              70
Prudential Corp. PLC                                     45,821             431
Punch Taverns PLC                                        10,528             138
Rank Group PLC                                           24,350             112
Reckitt Benckiser PLC                                    18,982             569
Reed Elsevier PLC                                        25,831             238
Rentokil Initial PLC                                     98,732             270
Reuters Holding PLC                                      30,298             205
Rexam PLC                                                18,065             155
Rio Tinto PLC                                            38,633           1,284
Rolls-Royce Group PLC *                                  43,208             254
Royal & Sun Alliance Insurance Group
  PLC                                                    71,941             114
Royal Bank of Scotland Group PLC                         65,575           1,949
Royal Dutch Shell PLC,A Shares * (g)                    128,663           3,956
Royal Dutch Shell PLC, B Shares *                        94,418           2,998
Sage Group PLC                                           40,600             165
Scot Power PLC                                           43,851             388
Scottish & Southern Energy PLC                           20,631             354
Serco Group PLC                                          26,223             112
Severn Trent PLC                                          9,843             169
Signet Group PLC                                         33,301              68
Slough Estates PLC                                       18,663             175

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Great Britain, continued
Smith & Nephew PLC                                        9,886    $         94
Smiths Industries PLC                                    15,062             253
Stagecoach Group PLC                                     37,939              76
Tanjong PLC                                              17,900              67
Tate & Lyle PLC                                          22,987             187
Taylor Woodrow PLC                                       13,057              78
Tesco PLC                                               207,058           1,183
Tompkins PLC                                             28,037             135
Unilever PLC                                            117,278           1,133
United Business Media PLC *                               6,155              59
United Utilities PLC                                        559               6
Vodaphone Group PLC                                   1,812,911           4,661
Whitbread PLC                                            10,985             191
William Hill PLC                                         17,381             176
Wolseley PLC                                             16,302             339
WPP Group PLC                                            20,004             212
Yell Group PLC                                           13,799             109
                                                                   ------------
                                                                         67,643
                                                                   ------------
Greece (0.4%)
Alpha Bank A.E                                           10,080             279
EFG Eurobank Ergasias                                     6,029             193
National Bank of Greece SA                               12,654             462
OPAP SA                                                   7,500             244
Titan Cement Co.                                          2,800              95
                                                                   ------------
                                                                          1,273
                                                                   ------------
Hong Kong (1.5%)
ASM Pacific Technology, Ltd.                              1,500               7
Bank of East Asia, Ltd.                                  46,114             140
BOC Hong Kong Holdings, Ltd.                            119,000             240
Cathay Pacific Airways, Ltd.                             32,000              59
Cheung Kong Infrastructure Holdings, Ltd.                50,000             537
CLP Holdings, Ltd.                                       60,180             347
Hang Lung Properties, Ltd.                               60,000              95
Hang Seng Bank, Ltd.                                     25,200             348
Henderson Land Development, Ltd.                         24,000             121
Hong Kong & China Gas Co., Ltd.                         130,348             271
Hong Kong Electric Holdings, Ltd.                        46,000             218
Hong Kong Exchanges & Clearing, Ltd.                     33,000             102
Hopewell Holdings, Ltd.                                  20,000              52
Hutchison Telecommunications
  International, Ltd. *                                  43,000              49
Hutchison Whampoa, Ltd.                                  68,000             663
Hysan Development Co., Ltd.                              20,522              48
MTR Corp.                                                44,592              92
New World Development Co., Ltd.                          72,989              97
PCCW, Ltd.                                              117,047              79
Sino Land Company, Ltd.                                  25,741              30
Sun Hung Kai Properties, Ltd.                            43,136             444
Swire Pacific, Ltd.                                      31,000             296
Techtronic Industries Co., Ltd.                          30,500              76
Television Broadcasts, Ltd.                               9,000              54
Wharf Holdings, Ltd.                                     39,600             149
                                                                   ------------
                                                                          4,614
                                                                   ------------
Indonesia (0.0%)
PT Mulia Industrindo Tbk *                               19,000               1
                                                                   ------------

                                    Continued

                                                       International Equity Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Ireland (0.9%)
Allied Irish Banks PLC                                    1,135    $         25
Allied Irish Banks PLC                                   40,467             876
Bank of Ireland                                          47,320             784
CRH PLC                                                   3,678             104
CRH PLC                                                  24,328             688
DCC PLC                                                   1,498              33
Elan Corp. PLC *                                         13,100              96
Grafton Group PLC *                                       7,087              80
Independent News & Media PLC                              7,163              22
Irish Life & Permanent PLC                                1,760              32
Kerry Group PLC                                           2,168              54
                                                                   ------------
                                                                          2,794
                                                                   ------------
Italy (2.1%)
Alleanza Assicurazioni SpA                                5,236              60
Assicurazioni Generali                                    8,882             290
Autogrill SpA                                             4,518              64
Autostrade SpA                                           11,078             279
Banca Fideuram SpA                                        2,314              12
Banca Intesa SpA                                         83,871             407
Banca Intesa SpA-RNC                                      8,351              38
Banca Monte dei Paschi di Seina SpA                       8,468              32
Banca Nazionale del Lavoro SpA * (g)                     14,847              48
Banca Popolare di Milano                                  1,586              16
Banche Popolari Unite Scrl                                1,219              25
Banco Popolare di Verona e Novara Scrl                    8,553             153
Benetton Group SpA                                        1,544              15
Capitalia SpA                                             6,134              36
Enel SpA                                                 13,009             111
ENI SpA                                                  79,967           2,269
Fiat SpA * (g)                                            8,796              74
Finmeccanica SpA                                         10,241             187
Italcementi SpA                                           1,107              18
Luxottica Group SpA                                       3,560              82
Mediaset SpA                                              8,738             106
Mediobanca SpA                                            3,625              69
Mediolanum SpA                                            1,739              11
Pirelli SpA                                              87,520              92
Riunione Adriatica di Sicurta SpA                         3,216              64
San Paolo IMI SpA                                        23,414             338
Seat Pagine Gialle SpA *                                 47,465              21
Snam Rete Gas SpA                                         2,184              12
Telecom Italia SpA                                      230,380             752
Telecom Italia SpA, RNC                                 141,485             380
Tiscali SpA * (g)                                         3,856              12
UniCredito Italiano SA                                  103,275             546
                                                                   ------------
                                                                          6,619
                                                                   ------------
Japan (23.1%)
Acom Co., Ltd.                                            3,390             213
Advantest                                                 3,000             239
AEON Co., Ltd.                                           23,000             371
AEON Credit Service Co., Ltd.                             1,000              61
Aiful Corp.                                               3,000             216
Ajinomoto Co., Inc.                                      26,400             279
Alps Electric Co., Ltd.                                   7,000             105
Amada Co., Ltd.                                          10,000              71
Asahi Breweries, Ltd.                                    16,900             190
Asahi Glass Co., Ltd.                                    44,800             431

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Japan, continued
Asahi Kasei Corp.                                        52,000    $        234
Asatsu, Ltd.                                                800              22
Astellas Pharma, Inc.                                    18,600             604
Bank of Yokohama, Ltd.                                   52,000             293
Benesse Corp.                                             2,100              70
Bridgestone Corp.                                        36,000             699
Canon, Inc.                                              32,800           1,613
Casio Computer Co., Ltd.                                 14,000             179
Central Japan Railway Co.                                    58             418
Chiba Bank, Ltd.                                         31,000             199
Chubu Electric Power Co., Inc. (g)                       20,200             488
Chugai Pharmaceutical Co., Ltd.                           9,304             157
Citizen Watch Co., Ltd. (g)                              12,100             107
Credit Saison Co., Ltd.                                   6,600             219
CSK Corp.                                                 3,500             130
Dai Nippon Printing Co., Ltd.                            18,600             291
Daicel Chemical Industries, Ltd.                          4,000              22
Daiichi Pharmaceutical Co., Ltd.                         10,100             230
Daikin Kogyo Corp.                                        5,400             131
Dainippon Ink & Chemicals, Inc.                          25,000              76
Daito Trust Construction Co., Ltd.                        4,000             148
Daiwa House Co., Ltd.                                    21,600             243
Daiwa Securities Group, Ltd.                            129,000             757
Denki Kagaku Kogyo Kabushiki Kaisha, Ltd.                10,000              36
Denso Corp.                                              26,650             643
Dentsu, Inc.                                                 24              59
Dowa Mining Co., Ltd.                                    23,000             156
East Japan Railway Co.                                      166             812
Ebara Corp.                                              13,800              55
Eisai Co., Ltd.                                          10,802             366
FamilyMart Co., Ltd.                                      2,300              67
Fanuc Co., Ltd.                                           6,800             481
Fast Retailing Co., Ltd.                                  3,100             182
Fuji Photo Film Co., Ltd.                                18,600             579
Fuji Television Network                                      23              45
Fujikura                                                  8,000              40
Fujitsu, Ltd.                                            71,000             395
Furukawa Electric Co., Ltd. *                            24,800             109
Hankyu Department Stores, Inc.                            2,000              14
Hirose Electric Co., Ltd.                                 1,300             135
Hitachi Chemical Co., Ltd.                                1,000              17
Hitachi, Ltd.                                           129,000             785
Hokkaido Electric Power Co., Inc.                         4,900             102
Hokuhoku Financial Group, Inc.                           42,000             120
Honda Motor Co., Ltd.                                    38,451           1,982
Hoya Corp.                                                4,200             518
Isetan Co., Ltd.                                          8,500             118
Ishikawajima-Harima Heavy Industries
  Co., Ltd. *                                            35,000              53
Ito Yokado Co., Ltd.                                     12,900             426
Itochu Corp.                                             51,000             265
Itochu Techno-Science Corp.                               1,900              63
Japan Airlines System Corp. (g)                          34,000              91
Japan Real Estate Investment Corp.                           15             128
Japan Tobacco, Inc.                                          29             413
JFE Holdings, Inc.                                       22,800             590
JGC Corp.                                                 5,000              62

                                    Continued

International Equity Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Japan, continued
Joyo Bank, Ltd.                                          30,000    $        145
JS Group Corp.                                            7,900             128
JSR Corp.                                                 6,200             123
Kajima Corp.                                             41,400             150
Kaneka Corp.                                              9,000             102
Kansai Electric Power Co., Inc.                          28,300             597
Kao Corp.                                                24,000             549
Kawasaki Heavy Industries, Ltd.                          29,000              57
Kawasaki Kisen Kaisha, Ltd.                               2,000              12
Keihin Electric Express Railway Co., Ltd.                10,000              59
Keio Electric Railway Co., Ltd.                           6,000              31
Keyence Corp.                                             1,300             312
Kikkoman Corp.                                            4,000              36
Kinki Nippon Railway Co., Ltd.                           65,230             201
Kirin Brewery Co., Ltd.                                  36,400             339
Kobe Steel, Ltd.                                        114,000             234
Kokuyo Co., Ltd.                                          1,900              25
Komatsu, Ltd.                                            41,400             391
Komori Corp.                                              1,000              16
Konami Co., Ltd.                                          4,400              96
Konica Corp.                                             18,000             165
Kubota Corp.                                             59,000             343
Kuraray Co., Ltd.                                        15,500             139
Kurita Water Industries, Ltd.                             1,900              30
Kyocera Corp.                                             6,600             463
Kyushu Electric Power Co., Inc.                          12,600             271
Lawson, Inc.                                              2,100              75
Mabuchi Motor Co., Ltd.                                   1,400              78
Marubeni Corp.                                           44,800             166
Marui Co., Ltd.                                          22,900             335
Matsushita Electric Industrial Co., Ltd.                 82,000           1,331
Matsushita Electric Works                                 5,000              42
Meiji Seika Co., Ltd.                                     4,000              20
Meitec Corp.                                                900              27
Millea Holdings, Inc.                                        79           1,033
Minebea Co., Ltd.                                        15,000              63
Mitsubishi Chemical Corp.                                72,000             210
Mitsubishi Corp.                                         45,900             656
Mitsubishi Electric Corp.                                75,800             398
Mitsubishi Estate Co., Ltd.                              73,000             808
Mitsubishi Heavy Industries, Ltd. (g)                   129,000             323
Mitsubishi Logistics Corp.                                2,000              21
Mitsubishi Materials Corp.                               76,000             189
Mitsubishi Rayon Co., Ltd.                               22,000              88
Mitsubishi Tokyo Financial Group, Inc.                      205           1,721
Mitsui & Co., Ltd.                                       50,800             490
Mitsui Chemicals, Inc.                                   17,000             103
Mitsui Fudosan Co., Ltd.                                 54,400             617
Mitsui Mining & Smelting Co., Ltd.                       46,000             221
Mitsui O.S.K. Lines, Ltd.                                 7,000              45
Mitsui Sumitomo Insurance Co.                            97,230             859
Mitsui Trust Holding, Inc.                               32,513             327
Mitsukoshi, Ltd.                                         23,000             108
Mizuho Financial Group, Inc.                                361           1,619
Murata Manufacturing Co., Ltd.                            9,300             450
NEC Corp.                                                66,200             336
NEC Electronics Corp.                                     1,700              59

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Japan, continued
Net One Systems Co., Ltd.                                    30    $         77
New Oji Paper Co.                                        43,400             218
NGK Insulators, Ltd.                                     12,600             127
NGK Spark Plug Co., Ltd.                                  8,000             106
Nidec Corp.                                               1,900             205
Nikko Cordial Corp.                                      46,000             196
Nikon Corp.                                              12,000             134
Nintendo Co., Ltd.                                        4,500             472
Nippon Building Fund, Inc.                                   15             130
Nippon Express Co., Ltd.                                 33,600             144
Nippon Meat Packers, Inc.                                 7,600              87
Nippon Mining Holdings, Inc.                             12,000              71
Nippon Oil Co., Ltd.                                     63,600             432
Nippon Paper Group, Inc.                                     44             157
Nippon Sheet Glass Co., Ltd.                             17,000              70
Nippon Steel Corp.                                      294,800             741
Nippon Telegraph and Telephone Corp.                        270           1,186
Nippon Yusen Kabushiki Kaisha                            49,000             282
Nissan Chemical Industries, Ltd.                          5,000              57
Nissan Motors Co., Ltd.                                 109,900           1,141
Nisshin Seifun Group, Inc.                                4,000              42
Nisshin Steel Co., Ltd.                                   5,000              12
Nisshinbo Industries, Inc.                                2,000              16
Nissin Food Products Co., Ltd.                            3,300              82
Nitto Denko Corp.                                         7,300             400
Nomura Holdings, Inc.                                    80,400             952
Nomura Research Institute, Ltd.                           1,100             107
NSK, Ltd.                                                26,000             137
NTN Corp.                                                18,000             101
NTT Data Corp.                                               65             215
NTT DoCoMo, Inc.                                            381             589
Obayashi Corp.                                           29,000             162
OBIC Co., Inc.                                              400              69
Oki Electric Industry Co., Ltd.                          27,000              88
Olympus Optical Co., Ltd.                                 6,000             120
Omron Corp.                                               8,700             185
Onward Kashiyama Co., Ltd.                                3,000              41
Oracle Corp. Japan                                        1,900              84
Oriental Land Co., Ltd.                                   2,200             128
Orix Corp.                                                4,100             606
Osaka Gas Co., Ltd.                                      76,200             240
Pioneer Electronic Corp.                                  6,901             101
Promise Co., Ltd.                                         4,200             255
Resona Holdings, Inc. *                                 196,000             344
Ricoh Co., Ltd.                                          27,000             411
Rohm Co., Ltd.                                            4,200             381
Sampo Japan Insurance, Inc.                              34,000             321
Sankyo Co., Ltd.                                         15,804             311
Sanyo Electric Co., Ltd. (g)                             66,000             163
Secom Co., Ltd.                                           7,600             337
Seiko Epson Corp.                                         3,800             112
Sekisui Chemical Co., Ltd.                               10,000              64
Sekisui House, Ltd.                                      26,600             267
Seven-Eleven Japan Co., Ltd.                             14,700             409
Sharp Corp.                                              34,200             517
Shimachu Co., Ltd.                                        1,900              47
Shimamura Co., Ltd.                                       1,100              88

                                    Continued

                                                       International Equity Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Japan, continued
Shimano, Inc.                                             3,700    $        117
Shimizu Construction                                     29,600             141
Shin-Etsu Chemical Co.                                   15,248             578
Shinsei Bank, Ltd.                                       24,000             129
Shionogi & Co., Ltd.                                     13,000             160
Shisiedo Co., Ltd.                                       14,800             202
Shizuoka Bank, Ltd.                                      25,000             210
Showa Denko KK                                           26,000              65
Showa Shell Sekiyu KK                                     7,000              75
Skylark Co., Ltd.                                         5,000              72
SMC Corp.                                                 2,600             295
Softbank Corp.                                           10,300             419
Sony Corp.                                               29,698             970
Stanley Electric Co., Ltd.                                3,600              57
Sumitomo Bakelite Co.                                     4,000              25
Sumitomo Chemical Co., Ltd.                              54,600             277
Sumitomo Corp.                                           32,200             271
Sumitomo Electric Industries                             22,400             249
Sumitomo Heavy Industries, Ltd.                           8,000              38
Sumitomo Metal Industry, Ltd.                           173,000             312
Sumitomo Metal Mining Co., Ltd.                          43,600             301
Sumitomo Mitsui Financial Group, Inc.                       295           1,944
Sumitomo Osaka Cement Co., Ltd.                           7,000              18
Sumitomo Realty & Development Co., Ltd.                  28,000             307
Sumitomo Trust & Banking                                 49,000             302
Taiheiyo Cement Corp.                                     8,000              23
Taisei Construction                                      25,000              83
Taisho Pharmaceutical Co.                                 2,913              57
Taiyo Yuden Co., Ltd.                                     3,000              34
Taka Shi Maya Co., Ltd.                                  15,000             145
Takara Holdings, Inc.                                     4,000              25
Takeda Pharmaceutical Co., Ltd.                          35,300           1,805
Takefuji Corp.                                            3,000             194
Takuma Co., Ltd.                                          3,000              21
TDK Corp.                                                 5,000             344
Teijin, Ltd.                                             35,400             162
Teikoku Oil Co., Ltd.                                     4,000              30
Terumo Corp.                                              7,900             221
The 77 Bank, Ltd.                                        17,000             100
The Bank of Fukuoka, Ltd.                                23,000             132
The Daimaru, Inc.                                        14,000             127
THK Co., Ltd.                                               600              13
TIS, Inc.                                                 2,251              66
Tobu Railway Co., Ltd.                                   25,600              95
Toho Co.                                                  1,600              24
Tohoku Electric Power Co., Ltd.                          15,700             345
Tokyo Broadcasting System, Inc.                           4,600              79
Tokyo Electric Power Co., Inc.                           43,400           1,038
Tokyo Electronics, Ltd.                                   7,300             393
Tokyo Gas Co., Ltd.                                      90,600             330
Tokyu Corp.                                              39,400             169
Tonengeneral Sekiyu K.K                                   4,000              42
Toppan Printing Co., Ltd.                                18,600             181
Toray Co.                                                51,100             239
Toshiba Corp.                                           115,000             447
Tosoh Corp.                                              22,000              87
Toto, Ltd.                                               19,600             151

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Japan, continued
Toyo Seikan Kaisha, Ltd.                                  7,000    $        108
Toyota Industries Corp.                                   2,500              71
Toyota Motor Corp.                                      115,400           4,374
Trend Micro, Inc.                                         4,200             150
UJF Holdings, Inc. *                                        188             965
Uni-Charm Corp.                                           1,600              62
Uniden Corp.                                              3,000              49
UNY Co., Ltd.                                             4,000              42
USS Co., Ltd.                                             1,940             129
Wacoal Corp.                                              2,000              25
West Japan Railway Co.                                       17              57
World Co., Ltd.                                             850              35
Yahoo Japan Corp.                                           157             338
Yakult Honsha Co., Ltd.                                   4,000              73
Yamada Denki Co., Ltd.                                    5,000             282
Yamaha Corp.                                              4,300              69
Yamaha Motor Co., Ltd.                                    1,000              19
Yamato Transport Co., Ltd.                               14,000             185
Yamazaki Baking Co., Ltd.                                 3,000              25
Yokogawa Electric Corp.                                  10,000             124
                                                                   ------------
                                                                         73,700
                                                                   ------------
Malaysia (0.9%)
AMMB Holdings Berhad                                     98,300              73
Berjaya Sports Toto Berhad                               51,800              63
British American Tobacco Malaysia
  Berhad                                                 11,100             118
Commerce Asset-Holdings Berhad                           93,800             139
Gamuda Berhad                                            29,700              37
Genting Berhad                                           25,000             133
Hong Leong Bank Berhad                                   50,600              75
IOI Corp. Berhad                                         50,000             147
Kuala Lumpur Kepong Berhad                               26,800              51
Magnum Corp. Berhad                                      44,000              25
Malakoff Berhad                                          42,000              87
Malayan Banking Berhad                                  119,000             363
Malaysian International Shipping Corp.
  Berhad                                                 37,700             186
Maxis Communications Berhad                              50,000             133
Nestle Berhad                                             8,000              53
O.Y.L. Industries Berhad                                  5,400              51
Petronas Gas Berhad                                      10,000              22
PLUS Expressways Berhad                                 114,400             101
Proton Holdings Berhad                                   18,000              44
Public Bank Berhad                                       70,000             138
Resorts World Berhad                                     33,700              96
RHB Capital Berhad                                       93,000              58
Sime Darby Berhad                                        96,800             159
SP Setia Berhad                                          53,200              61
Telekom Malaysia Berhad                                  59,000             171
Tenaga Nasional Berhad                                   61,500             182
YTL Corporation Berhad                                   61,866              92
                                                                   ------------
                                                                          2,858
                                                                   ------------
Netherlands (2.8%)
ABN AMRO Holding NV (g)                                  60,932           1,521
Aegon NV                                                 43,824             626
Akzo NV                                                  10,053             413
ASML Holding NV *                                        15,665             274

                                    Continued

International Equity Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Netherlands, continued
Corio NV                                                  2,746    $        153
DSM NV                                                    2,857             217
Elsevier NV                                              13,059             178
Heineken NV                                               7,173             228
ING Groep NV                                             60,490           1,826
Koninklijke KNP NV                                       54,384             473
Oce NV                                                    3,368              49
Philips Electronics NV                                   28,333             767
Rodamco Cont Eurpope NV                                   2,253             191
TNT Post Groep NV                                        13,811             351
Unilever NV                                              17,606           1,179
Vedior NV                                                 4,368              66
VNU NV                                                    4,922             141
Wereldhave                                                1,120             119
Wolters Kluwer NV CVA                                     6,891             134
                                                                   ------------
                                                                          8,906
                                                                   ------------
New Zealand (0.0%)
Auckland International Airport, Ltd.                      7,148              11
Carter Holt Harvey, Ltd.                                  5,862              10
Contact Energy, Ltd.                                      2,639              14
Fisher & Paykel Appliances Holdings, Ltd.                 1,810               5
Fisher & Paykel Industries, Ltd.                          2,095               5
Fletcher Building, Ltd.                                   2,432              12
Sky City Entertainment Group, Ltd.                        2,451               8
Telecom Corp. of New Zealand, Ltd.                       12,253              52
The Warehouse Group, Ltd.                                 1,226               3
                                                                   ------------
                                                                            120
                                                                   ------------
Norway (0.6%)
DnB Holding ASA                                          13,396             140
Norsk Hydro ASA                                           4,842             459
Norske Skogindustrier AG                                  5,100              90
Orkla SA                                                  8,000             313
Schibsted ASA                                             1,250              34
Statoil ASA                                              23,600             508
Storebrand ASA                                            1,300              13
Tandberg ASA                                              5,800              66
Tandberg Television ASA *                                 3,000              38
Telenor ASA                                              23,000             198
Tomra Systems ASA                                         2,135              11
Yara International ASA                                   11,242             193
                                                                   ------------
                                                                          2,063
                                                                   ------------
Portugal (0.2%)
Banco Commercial                                         88,339             226
BPI-SGPS SA                                               2,389              10
Brisa Auto-Estradas (g)                                  20,326             156
Energias de Portugal SA                                  12,673              34
Portugal Telecom SA                                      24,085             229
PT Multimedia-Servicos de Telecomunicacoes e
  Multimedia, SGPS, SA *                                  1,374              14
Sonae, SGPS SA                                           25,407              36
                                                                   ------------
                                                                            705
                                                                   ------------
Russia (1.0%)
AO VimpelCom ADR *                                        9,500             365
GMK Norilsk Nickel ADR                                    4,700             325
Lukoil ADR                                               35,400           1,459
Mobile TeleSystems,ADR                                    8,000             284

                                    Continued

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Russia, continued
RAO Unified Energy Systems, GDR *                         5,127    $        161
Surgutneftegaz ADR                                        8,600             349
Tatneft ADR                                               3,900             157
                                                                   ------------
                                                                          3,100
                                                                   ------------
Singapore (2.0%)
Ascendas Real Estate Investment Trust                    65,000              92
Capitaland, Ltd. (g)                                     86,000             146
CapitaMall Trust                                         55,300              86
Chartered Semiconductor
  Manufacturing, Ltd. * (g)                              86,000              66
City Developments, Ltd.                                  48,370             251
ComfortDelGro Corp., Ltd.                               147,333             139
Creative Technology, Ltd. (g)                             4,705              35
DBS Group Holdings, Ltd.                                 90,945             879
Fraser & Neave, Ltd.                                     15,000             147
Jardine Cycle & Carriage, Ltd.                           10,000              80
Keppel Corp., Ltd.                                       45,000             339
Keppel Land, Ltd.                                        32,000              62
Neptune Orient Lines, Ltd.                               41,000              88
Oversea-Chinese Banking Corp., Ltd.                      86,745             672
Overseas Union Enterprises                                3,735              21
Parkway Holdings, Ltd.                                   54,000              68
SembCorp Industries, Ltd.                                70,784             117
SembCorp. Marine, Ltd.                                   48,000              77
Singapore Airlines, Ltd.                                 42,000             300
Singapore Exchange, Ltd.                                 66,911              88
Singapore Land, Ltd.                                     13,000              45
Singapore Post, Ltd.                                    114,000              68
Singapore Press Holdings, Ltd.                          128,743             354
Singapore Technology Engineering, Ltd.                  108,760             172
Singapore Telecommunications, Ltd. *                    553,503             921
STATS ChipPAC, Ltd. *                                    85,000              58
United Overseas Bank, Ltd.                               96,720             877
United Overseas Land, Ltd.                               44,376              63
Venture Corp., Ltd.                                      18,445             177
                                                                   ------------
                                                                          6,488
                                                                   ------------
Spain (3.0%)
Abertis Infraestructuras (g)                              8,964             230
Acciona SA                                                  908              93
Acerinox, SA                                              7,043             100
Actividades de Construccion y Servicios, SA               6,733             194
Altadis SA                                               12,240             516
Antena 3 Television SA *                                  1,458              29
Banco Bilbao Vizcaya-Argentari (g)                       89,252           1,501
Banco Popular Espanol SA                                 25,027             299
Banco Santander Central Hispano SA (g)                  124,959           1,545
Cintra Concesiones de Infraestructuras de
  Transporte SA                                           8,305             100
Endesa SA                                                13,718             306
Fomento de Construcciones y
  Contratas SA                                            1,054              59
Gas Natural SDG SA                                       18,973             564
Grupo Ferrovial SA                                        1,502             109
Iberdrola SA                                             11,707             298
Indra Sistemas SA                                         2,369              47
Industria de Diseno Textil SA                             5,286             141
Repsol SA                                                22,187             620

                                    Continued

                                                       International Equity Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                      Shares           Value
                                                   ------------    -------------
Foreign Stocks, continued
Spain, continued
Sociedad General De Aguas De
Barcelona SA                                              2,318    $         52
Telefonica SA                                           147,732           2,482
Union Electric Penosa SA                                  2,466              72
Vallehermoso SA                                           2,362              55
                                                                   ------------
                                                                          9,412
                                                                   ------------
Sweden (2.6%)
Alfa Laval AB                                               700              12
Assa Abloy AB, Series B                                  11,750             160
Atlas Copco AB,A Shares                                  11,592             197
Atlas Copco AB, B Shares                                  6,900             106
Billerud                                                  3,250              43
Electrolux AB, Series B                                   7,600             171
Eniro AB                                                  4,000              45
Ericsson LM, Series B                                   566,537           1,948
Gambro AB, Series A                                         900              13
Getinge AB, B Shares                                      6,200              83
Hennes & Mauritz AB, Series B                            12,050             429
Holmen AB                                                 2,900              81
Modern Times Group MTG AB *                               1,250              38
Nordea Bank AB                                          124,322           1,190
Sandvik AB                                                7,388             295
Scania AB, Series B                                       3,800             138
Securitas AB, Series B                                   24,100             407
Shanska AB, Series B                                     12,617             163
Skandia Forsakrings AB                                   16,831              95
Skandiaviska Enskil                                      21,620             384
SKF AB, Series B                                         11,800             139
Svenska Cellulosa AB, Series B                           10,000             338
Svenska Handelsbanken, Series A                          34,902             752
Svenskt Stal AB, Series A                                 1,300              33
Swedish Match AB                                         18,900             236
Tele2 AB                                                  5,625              61
Telia                                                    51,326             254
Volvo AB, Series A                                        3,533             143
Volvo AB, Series B (g)                                    8,010             335
WM-Data AB                                                7,800              23
                                                                   ------------
                                                                          8,312
                                                                   ------------
Switzerland (5.3%)
Abb, Ltd. *                                              53,839             366
Adecco SA, Registered                                     2,329             116
Ciba Specialty Chemicals AG                               2,170             130
Clariant AG *                                             7,539             104
Compagnie Finaciere Richemont AG                         10,576             372
Credit Suisse Group                                      21,996             919
Geberit AG                                                  130              87
Givaudan                                                    258             155
Holcim                                                    5,607             346
Kudelski SA                                               1,470              59
Logitech International SA *                               3,160             123
Lonza Group AG                                            1,496              83
Nestle                                                   12,343           3,383
Nobel Biocare Holding AG                                    763             161
Novartis AG, Registered                                  71,624           3,479
Roche Holdings AG, Genusscheine                          21,346           2,899
Schindler Holding AG                                        195              79
Serono SA                                                   264             177

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Foreign Stocks, continued
Switzerland, continued
Societe Generale de Surveillance
  Holdings SA                                               172    $        129
Straumann AG                                                410              88
Swiss Reinsurance                                         2,066             131
Swisscom AG                                                 604             199
Syngenta                                                  4,027             420
The Swatch Group AG, Series B                               806             115
UBS AG                                                   31,061           2,548
Zurich Financial Services                                 1,428             253
                                                                   ------------
                                                                         16,921
                                                                   ------------

Total Foreign Stocks                                                    290,011
                                                                   ------------

Preferred Stocks(j) (0.1%)
Germany (0.0%)
Volkswagen AG, $1.11                                      2,141              88
                                                                   ------------

Russia (0.1%)
Surgutneftegaz ADR, $1.77                                 4,200             272
                                                                   ------------
Total Preferred Stocks                                                      360
                                                                   ------------
Investment Companies(j) (5.1%)
United States (5.1%)
Excelsior Pacific Asia Fund                                  33              --#
Franklin Mutual European Fund                            72,960           1,537
Invesco Gold and Precision Metals Fund                       59              --#
iShares MSCI Emerging Markets Index Fund (g)             15,900           1,226
iShares MSCI Germany Index Fund (g)                     132,400           2,516
iShares MSCI Hong Kong Index Fund (g)                   398,500           5,253
iShares MSCI Switzerland Index Fund (g)                  20,800             363
Matthews China Fund                                      55,918             823
Matthews Pacific Tiger Fund                              80,040           1,418
Oakmark International Fund                               30,250             679
Oakmark International Small Cap Fund                     54,067           1,174
Scudder Latin America Fund                               14,934             567
Vanguard International Growth Fund                       14,470             277
Vanguard International Value Fund                         9,181             296
                                                                   ------------
Total Investment Companies                                               16,129
                                                                   ------------

Short Term Securities Held as Collateral
  for Securities Lending (7.0%)
Pool of various securities for
  Fifth Third Funds                                $     22,137          22,137
                                                                   ------------

Total Short Term Securities Held as
  Collateral for Securities Lending                                      22,137
                                                                   ------------

Total Investments (Cost $326,479)+ - 103.5%                             328,811

Liabilities in excess of other assets - (3.5)%                          (11,269)
                                                                   ------------

NET ASSETS - 100.0%                                                $    317,542
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Bond Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Commercial Paper (8.3%)
Cargill, Inc., 3.32%, 8/16/05 ** (f)               $      9,790    $      9,766
Cargill, Inc., 3.38%, 8/30/05 ** (f)                      2,000           1,994
E.I. du Pont de Nemours & Co., 3.19%,
  8/11/05** (f)                                           2,190           2,188
Gannett, Inc., 3.31%, 8/18/05 ** (f)                        440             439
Nestle Capital Corp., 3.24%, 8/11/05 ** (f)               7,065           7,059
Wells Fargo & Co., 3.25%, 8/11/05 ** (f)                  4,500           4,496
                                                                   ------------

Total Commercial Paper                                                   25,942
                                                                   ------------

Corporate Bonds (58.0%)
AOL Time Warner, Inc., 7.70%, 5/1/32                        480             600
Bank of Montreal-Chicago, 7.80%, 4/1/07                   2,750           2,895
Bear Stearns Adjustable Rate Mortgage
  Trust, Series 2004-10, Class 12A3,
  4.73%, 1/25/35 (d)                                      1,778           1,760
Bear Stearns Asset Backed Securities,
  Inc., Series 2004-HE3, Class 1A1,
  3.48%, 5/25/31 (d)(f)                                     984             984
Bear Stearns Commercial Mortgage
  Securities, 4.75%, 2/13/46                              7,500           7,411
Bear Stearns Commercial Mortgage
  Securities, Inc., Series 2000-WF2, Class
  A1, 7.11%, 10/15/32                                     1,956           2,033
Bear Stearns Commercial Mortgage
  Securities, Inc., Series 2004-T14, Class
  A4, 5.20%, 1/12/41                                      2,000           2,041
Columbus Southern Power, 4.40%,
  12/1/10                                                   500             490
Comcast Cable, 7.13%, 6/15/13                             1,750           1,973
Countrywide Alternative Loan Trust,
  6.50%, 9/25/34 (d)                                        923             942
Countrywide Asset-Backed Certificates,
  Series 2002-BC1, Class M1, 4.26%,
  4/25/32 (d)(f)                                          1,426           1,428
Cox Communications, Inc., 5.50%,
  10/1/15(g)                                                800             803
Credit Suisse First Boston Mortgage
  Securities Corp., Series 1997-C2, Class
  A2, 6.52%, 1/17/35                                        307             310
DaimlerChrysler, 8.50%, 1/18/31 (g)                         600             769
Devon Energy Corp., 7.95%, 4/15/32 (g)                      700             904
Duke Energy Corp., 6.45%, 10/15/32                          850             937
Equity One ABS, Inc., Series 2004-1,
  Class AF4, 4.14%, 4/25/34 (d)                           4,000           3,974
First Franklin Mortgage Loan, 2.47%,
  7/25/33(d)                                                238             238
First Union-Lehman Brothers, 7.00%,
  4/18/29                                                 2,750           3,034
Firstenergy Corp., 6.45%, 11/15/11                        1,070           1,151
Fleet/Norstar Group, 8.63%, 1/15/07                       2,000           2,115
Ford Motor Credit Co., 7.00%, 10/1/13 (g)                   950             923
Gazprom International, 7.20%, 2/1/20                      1,000           1,074
General Electric Capital Corp., 6.75%,
  3/15/32                                                 1,055           1,265
General Motors Acceptance Corp.,
  Mortgage Corp. Loan Trust, 3.54%,
  12/25/20 (d)(f)                                         2,757           2,757

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
General Motors Acceptance Corp.,
  Mortgage Corp. Loan Trust, 5.00%,
  10/25/33                                         $      2,700    $      2,669
General Motors Acceptance Corp.,
  Mortgage Corp. Loan Trust, 4.34%,
  11/1/34(d)                                              1,750           1,727
General Motors Acceptance Corp.,
  Mortgage Corp. Loan Trust, 3.50%,
  3/25/35 (d)(f)                                          8,000           8,021
Goldman Sachs Group, Inc., 4.75%,
  7/15/13                                                 1,800           1,770
Greenwich Capital Commercial Funding
  Corp., Series 2002-C1, Class A4, 4.95%,
  1/11/35                                                 1,000           1,009
Greenwich Capital Commercial Funding
  Corp., Series 2004-GG1, Class A5,
  4.88%, 6/10/36                                          2,000           2,014
GS Mortgage Securities Corp. II, Series
  2004-C1, Class A1, 3.66%, 10/10/28                      5,131           5,001
GS Mortgage Securities Corp. II, Series
  2004-GG2, Class A3, 4.60%, 8/10/38                      4,900           4,888
Harley-Davidson Motorcycle Trust,
  Series 2004-2, Class B, 2.96%, 2/15/12                    320             314
Homebanc Mortgage Trust, Series
  2004-2, 3.91%, 12/25/34 (d)(f)                          4,392           4,408
Household Finance Corp., 6.50%,
  11/15/08                                                  170             180
IndyMac Index Mortgage Loan Trust,
  Series 2005-AR9, 5.48%, 7/25/35                         6,372           6,403
iStar Financial, Inc., 6.00%, 12/15/10                    1,500           1,546
JP Morgan Chase Commercial
  Mortgage, 5.26%, 7/12/37                                  865             887
JP Morgan Chase Commercial Mortgage
  Securities, Series 200-CIBC, Class A2,
  6.00%, 3/15/33                                          1,541           1,569
JP Morgan Mortgage Trust, 4.91%,
  4/25/35(d)                                              4,787           4,758
JP Morgan Mortgage Trust, Series
  2005-A1, Class 2A1, 4.88%, 2/25/35                      1,255           1,246
JP Morgan Mortgage Trust, Series
  2005-A2, 4.93%, 4/25/35                                 3,000           2,967
JP Morgan Mortgage Trust, Series
  2005-A3, 5.17%, 6/25/35                                 3,856           3,862
Kroger Co., 6.20%, 6/15/12                                  500             530
  LB-UBS Commercial Mortgage Trust,
  Series 2005-C3, 4.55%, 7/15/30                            330             327
Lehman Brothers Holdings, 8.25%,
  6/15/07                                                   170             181
Merrill Lynch & Co., 4.25%, 2/8/10 (g)                    1,000             982
Morgan Stanley Capital I, 5.11%,
  6/15/40                                                 3,200           3,239
Morgan Stanley Dean Witter Capital I,
  4.74%, 11/13/36                                         5,200           5,174
Morgan Stanley Mortgage Loan Trust,
  5.00%, 8/25/19                                          2,835           2,828
Motorola, Inc., 6.50%, 11/15/28 (g)                         805             880
National City Bank, 7.25%, 7/15/10                        3,000           3,345
National Rural Utilities, 7.25%, 3/1/12                     125             143

                                    Continued

                                                                       Bond Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                                          (Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
Navistar Financial Corp. Owner Trust,
  1.73%, 2/15/07                                   $        213    $        211
Navistar Financial Corp. Owner Trust,
  3.42%, 4/15/08 (d)(f)                                   8,200           8,210
Navistar Financial Corp. Owner Trust,
  Series 2004-A, Class B, 2.46%, 3/15/11                  1,527           1,482
NCNB Corp., 10.20%, 7/15/15                               2,500           3,424
Norfolk Southern Corp., 5.59%,
  5/17/25                                                   130             132
Oncor Electric Delivery, 7.00%, 5/1/32                      480             566
  Pemex Master Trust, 6.13%, 8/15/08                        825             846
Republic New York Corp., 7.00%,
  3/22/11                                                 2,000           2,198
Residential Accredit Loans, Inc., 3.58%,
  3/25/34 (d)(f)                                          2,916           2,913
Residential Asset Mortgage Products,
  Inc., 3.23%, 5/25/24 (d)(f)                             6,450           6,452
Residential Asset Securities Corp.,
  3.55%, 3/25/34 (d)(f)                                   1,943           1,944
SACO I Trust, Series 2004-2, Class A3,
  3.78%, 10/25/34 (d)(f)                                  5,000           5,009
Science Applications International Co.,
  5.50%, 7/1/33                                           2,105           2,076
SLM Corp., 5.00%, 4/15/15                                   175             174
Structured Asset Securities Corp.,
  5.15%, 12/25/34 (d)                                     1,245           1,228
Swiss Bank Corp. - New York, 7.38%,
  7/15/15                                                 2,000           2,380
Thornburg Mortgage Securities Trust,
  Series 2004-2, Class A3, 3.59%, 6/25/44 (d)(f)          5,200           5,213
Trans-Canada Pipeline, 5.60%,
  3/31/34                                                   750             777
Travelers Property Casualty Corp.,
  7.75%, 4/15/26                                             85             103
Truck Retail Installment Paper Corp.,
  3.66%, 12/15/16 (d)(f)                                  6,950           6,955
UBS Preferred Funding Trust I, 8.62%,
  10/29/49(d)                                               925           1,079
U.S. Bank NA, 6.30%, 2/4/14                                 345             380
Verizon Florida, Inc., 6.13%, 1/15/13                     1,575           1,664
Washington Mutual, Series 2003-AR9,
  Class 1A6, 4.06%, 9/25/33 (d)                           5,862           5,767
Washington Mutual, Series 2004-AR3,
  Class A-2, 4.24%, 6/25/34                               1,984           1,961
Wells Fargo Mortgage Backed Securities
  Trust, Series 2003-N, 4.75%, 12/25/33 (d)               1,550           1,522
YUM! Brands Inc., 7.70%, 7/1/12                           1,250           1,446
                                                                   ------------

Total Corporate Bonds                                                   181,791
                                                                   ------------

Foreign Bonds (1.7%)
France Telecom, 8.75%, 3/1/31                               650             895
Midland Bank PLC, 7.63%, 6/15/06                          2,000           2,055
United Mexican States, 4.63%,
  10/8/08                                                 2,460           2,447
                                                                   ------------

Total Foreign Bonds                                                       5,397
                                                                   ------------

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
U.S. Government Agencies (47.7%)
Fannie Mae (28.2%)
6.05%, 12/1/08                                     $      2,881    $      2,988
6.00%, 5/1/17                                               286             296
6.50%, 6/1/17                                               364             379
6.50%, 8/1/17                                               302             313
5.50%, 12/1/17                                            1,407           1,436
5.50%, 1/1/18                                                17              18
5.50%, 1/1/18                                               918             937
5.50%, 2/1/18                                                13              13
5.50%, 2/1/18                                                75              77
5.50%, 2/1/18 TBA                                         4,000           4,082
4.50%, 5/1/18 TBA                                        11,550          11,365
6.00%, 5/1/18                                             1,583           1,636
5.00%, 7/1/18 TBA                                         4,200           4,212
5.50%, 12/1/18                                              717             732
4.00%, 12/25/20                                           5,000           4,984
4.00%, 2/25/21                                            3,819           3,815
5.50%, 2/1/25                                             1,738           1,759
5.00%, 5/1/25                                             2,668           2,650
7.50%, 6/1/28                                               313             334
6.50%, 8/1/28                                               216             224
6.50%, 6/1/29                                               196             203
6.50%, 4/1/32                                               432             447
6.50%, 6/1/32                                             1,239           1,283
7.00%, 6/1/32                                               432             458
6.50%, 7/1/32                                               866             898
6.50%, 7/1/32                                               622             644
7.50%, 12/1/32                                              295             314
6.00%, 1/1/33 TBA                                         6,000           6,129
6.00%, 1/1/33                                               578             590
6.50%, 3/1/33                                               397             411
5.00%, 5/1/33 TBA                                        16,500          16,257
5.50%, 5/1/33 TBA                                        11,500          11,562
6.00%, 2/1/34                                               708             723
6.00%, 2/1/34                                               675             690
5.50%, 5/25/34                                            3,150           3,083
7.00%, 9/1/34                                             1,020           1,073
5.50%, 6/1/35                                             1,023           1,029
                                                                   ------------
                                                                         88,044
                                                                   ------------
Federal Home Loan Bank (1.5%)
4.06%, 8/25/09                                            4,121           4,032
4.00%, 2/25/10                                              835             819
                                                                   ------------
                                                                          4,851
                                                                   ------------
Freddie Mac (14.4%)
4.50%, 8/15/16                                            3,000           2,948
4.00%, 1/15/17                                            7,500           7,190
5.50%, 1/1/18                                                67              68
5.00%, 2/15/25                                            3,245           3,147
6.50%, 1/1/29                                             2,243           2,328
7.00%, 1/1/32                                               190             200
6.50%, 7/1/32                                               422             437
6.25%, 7/15/32 (g)                                        3,500           4,233
7.00%, 8/1/32                                               866             911
6.50%, 9/1/32                                               157             163
5.50%, 2/1/33 TBA                                        13,900          13,980
6.00%, 9/1/33                                               778             795
4.50%, 6/1/34                                             1,003             962

                                    Continued

Bond Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount          Value
                                                   ------------   -------------
U.S. Government Agencies, continued
Freddie Mac, continued
4.50%, 9/1/34                                      $      1,207   $      1,157
6.00%, 10/1/34                                            4,546          4,644
6.50%, 8/30/35 (d)                                        2,000          1,996
                                                                  ------------
                                                                        45,159
                                                                  ------------

Government National Mortgage Association (3.6%)
4.50%, 11/16/29                                           2,387          2,344
5.00%, 7/1/33 TBA                                         4,000          3,976
5.50%, 10/1/33 TBA                                        5,000          5,064
                                                                  ------------
                                                                        11,384
                                                                  ------------

Total U.S. Government Agencies                                         149,438
                                                                  ------------

U.S. Treasury Obligations (6.5%)
U.S. Treasury Bonds (0.7%)
6.00%, 2/15/26                                              350            417
5.00%, 11/15/27 **                                        2,900          1,052
5.38%, 2/15/31 (g)                                          535            608
                                                                  ------------
                                                                         2,077
                                                                  ------------
U.S. Treasury Inflation Protected Bonds (2.1%)
1.63%, 1/15/15 (g)                                        6,618          6,470
                                                                  ------------

U.S. Treasury Notes (3.7%)
3.63%, 4/30/07                                            1,000            994
4.00%, 4/15/10 (g)                                        4,000          3,973
4.00%, 2/15/15 (g)                                        1,200          1,172
4.13%, 5/15/15 (g)                                        5,000          4,937
5.45%, 5/15/17 **                                         1,080            638
                                                                  ------------
                                                                        11,714
                                                                  ------------

Total U.S. Treasury Obligations                                         20,261
                                                                  ------------

Money Markets (1.9%)
Dreyfus Cash Management Money
  Market Fund                                               988              1
Federated Prime Value Obligations
  Money Market Fund                                   5,897,434          5,897
                                                                  ------------

Total Money Markets                                                      5,898
                                                                  ------------

                                    Continued

                                                    Principal
                                                      Amount          Value
                                                   ------------   -------------
Short-Term Securities Held as Collateral
  for Securities Lending (9.3%)
Pool of various securities for
  Fifth Third Funds                                $     29,073   $     29,073
                                                                  ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                     29,073
                                                                  ------------

Total Investments (Cost $415,990)+ - 133.4%                            417,800

Liabilities in excess of other assets - (33.4)%                       (104,703)
                                                                  ------------

NET ASSETS - 100.0%                                               $    313,097
                                                                  ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                          Intermediate Bond Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                                          (Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds (74.2%)
ABN AMRO Bank NV, 7.30%,
  12/1/26                                          $      2,750    $      2,824
Affiliated Computer Services, 4.70%,
  6/1/10                                                  1,860           1,820
Anthem, Inc., 3.50%, 9/1/07                               2,375           2,325
Associated Bank, NA, 3.46%, 6/2/08 (d)                    5,000           4,998
AT & T Broadband Corp., 8.38%,
  3/15/13                                                 1,750           2,104
Bank of Montreal-Chicago, 7.80%,
  4/1/07                                                  6,000           6,317
Bay View Auto Trust, Series 2005-LJ2,
  4.55%, 2/25/14                                          2,880           2,880
BB&T Corp., 7.25%, 6/15/07                                6,000           6,293
Bear Stearns Co., Inc., 5.70%, 1/15/07 (g)                3,000           3,056
Bear Stearns Commercial Mortgage
  Securities, Inc., Series 2000-WF2, Class
  A1, 7.11%, 10/15/32                                     1,667           1,732
Bear Stearns Commercial Mortgage
  Securities, Inc., Series 2004-T14, Class
  A3, 4.80%, 1/12/41                                      2,000           2,001
Berkshire Hathaway Financial, 4.75%,
  5/15/12                                                 3,000           2,979
Caterpillar Financial Asset Trust, Series
  2005-A, Class A4, 4.10%, 6/25/10                        2,435           2,411
Chaseflex Trust, Series 2005-2, 5.96%,
  6/25/35                                                 5,131           5,197
Chevron Phillips Chemical Co., 5.38%,
  6/15/07                                                 6,015           6,088
CIT Group, Inc., 5.13%, 9/30/14                           2,000           1,994
Citicorp Mortgage Securities, Inc.,
  Series 2004-4, 5.25%, 6/25/34                           3,783           3,764
Citicorp Mortgage Securities, Inc.,
  Series 2005-3, 5.50%, 4/25/35                           2,282           2,271
Citigroup Commercial Mortgage Trust,
  Series 2004-C1, 5.46%, 4/15/40 (d)                      4,835           5,010
Citigroup Commercial Mortgage Trust,
  Series 2005-EMG, 4.38%, 9/20/51                         5,000           4,899
Citigroup, Inc., 5.00%, 9/15/14                           2,106           2,109
CNH Equipment Trust, Series 2005-A,
  Class A4A, 3.43%, 6/15/12 (d)                           2,435           2,436
Commerce Group, Inc., 5.95%, 12/9/13 (g)                  1,000           1,027
Commercial Mortgage Pass-Through
  Certificate, Series 2004-LB3AC, Class B,
  5.28%, 7/10/37                                          2,500           2,554
Commercial Mortgage Pass-Through
  Certificate, Series 2004-LB4A, Class A5,
  4.84%, 10/15/37 (d)                                     3,700           3,667
Commercial Mortgage Pass-Through
  Certificate, Series 2005-LP5, Class A2,
  4.63%, 5/10/43                                          2,450           2,437
Commercial Mortgage Acceptance
  Corp., Series 1998-C2, Class D, 6.73%,
  9/15/30(d)                                              5,550           5,869
Countrywide Alternative Loan Trust,
  Series 2004-2CB, Class 1A1, 4.25%,
  3/25/34                                                 4,562           4,525

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
Countrywide Alternative Loan Trust,
  Series 2005-10CB, Class 1A6, 5.50%,
  5/25/35                                          $      2,480    $      2,506
Countrywide Alternative Loan Trust,
  Series 2005-7CB, Class M, 5.50%,
  4/25/35                                                 2,388           2,375
Countrywide Home Loan, 4.00%,
  3/22/11                                                 2,325           2,212
Cox Communications, Inc., 7.75%,
  11/1/10                                                 1,550           1,729
Credit Suisse First Boston Mortgage
  Securities Corp., Series 1997-C2, Class
  A2, 6.52%, 1/17/35                                        273             275
Credit Suisse First Boston Mortgage
  Securities Corp., Series 2002-CKN2,
  6.38%, 4/15/37                                          1,500           1,610
Credit Suisse First Boston Mortgage
  Securities Corp., Series 2004-C5, Class
  A3, 4.50%, 11/15/37                                     2,425           2,386
Crown Castle Towers LLC, Series
  2005-1A, 4.64%, 6/15/35                                 4,000           3,935
DaimlerChrysler, 3.61%, 3/7/07 (d)                        5,000           4,979
Deutsche Alternative-A Securities, Inc.,
  Mortgage Loan, Series 2005-2. Class
  2A1, 3.39%, 3/25/20 (d)                                 2,277           2,281
Deutsche Mortgage Securities Inc.,
  Series 2005-1, 5.75%, 2/25/35                           4,625           4,670
Deutsche Mortgage Securities, Inc.,
  Series 2004-2, Class A3, 3.78%,
  1/25/34                                                 1,500           1,491
Devon Financing Corp., 6.88%,
  9/30/11                                                 1,500           1,656
DLJ Commercial Mortgage Corp., Series
  2000-CF1, Class A1B, 7.62%, 6/10/33                     2,400           2,678
Duke Capital LLC, 4.37%, 3/1/09 (g)                       2,000           1,982
Duke Energy Corp., 6.25%, 1/15/12                         2,000           2,146
Duke Realty Corp., 3.70%, 12/22/06 (d)                    2,880           2,882
Energen Corp., 7.63%, 12/15/10                            1,000           1,109
Entergy Gulf States, 3.60%, 6/1/08                        1,725           1,673
Fedex Corp., 7.25%, 2/15/11                               2,000           2,221
First Franklin Mortgage Loan, 2.47%,
  7/25/33(d)                                                297             297
First Horizon Mortgage Pass-Through
  Trust, Series 2004-FL1, Class 2A1,
  3.02%, 2/25/35 (d)                                      1,662           1,660
First Union-Lehman Brothers, 7.00%,
  4/18/29                                                 2,900           3,200
Fleet Financial Group, 7.38%, 12/1/09                     5,000           5,520
Ford Motor Credit Co., 7.00%, 10/1/13 (g)                 1,960           1,904
Fund American Cos., Inc., 5.88%,
  5/15/13                                                 1,000           1,020
Gazprom International, 7.20%, 2/1/20                      2,000           2,148
General Electric Capital Corp., 5.88%,
  2/15/12(g)                                              6,000           6,359
General Electric Capital Credit Card
  Master Note Trust, Series 2005-3, 4.13%,
  6/15/13                                                 4,320           4,248

                                    Continued

Intermediate Bond Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
Goldman Sachs Group, Inc., 5.00%,
  10/1/14                                          $      2,500    $      2,490
Green Tree Financial Corp., Series
  1998-6, Class A, 6.27%, 6/1/30                            875             885
GTE California, Inc., 6.70%, 9/1/09                       3,000           3,172
Heller Financial, 6.85%, 5/15/31                          5,000           5,323
Hertz Corp., 6.63%, 5/15/08                               1,400           1,395
Hertz Corp., 7.40%, 3/1/11                                2,000           1,934
HSBC Bank USA, 4.63%, 4/1/14                              2,000           1,957
HSBC Finance Corp., 6.38%,
  10/15/11                                                2,000           2,144
Hyundai Auto Receivables Trust, Series
  2004-A, Class A4, 3.54%, 8/15/11                        3,000           2,930
Indiana Michigan Power, 5.05%,
  11/15/14                                                2,035           2,012
IndyMac Home Equity Loan, Series
  2002-B, Class B1, 5.75%, 10/25/33 (d)                   1,395           1,412
International Lease Finance Corp.,
  3.13%, 5/3/07                                           3,700           3,612
International Lease Finance Corp.,
  5.88%, 5/1/13                                           2,500           2,598
International Paper Co., 5.50%,
  1/15/14                                                 1,500           1,506
JP Morgan Chase Commercial Mortgage
  Securities Corp., 5.26%, 7/12/37                        2,525           2,590
JP Morgan Chase Commercial Mortgage
  Securities Corp., 4.63%, 3/15/46                        3,365           3,353
JP Morgan Chase Commercial Mortgage
  Securities Corp., Series 2003-LN1, Class
  A2, 4.92%, 10/15/37                                     9,500           9,553
JP Morgan Chase Commercial Mortgage
  Securities Corp., Series 2004-LN2, Class
  A2, 5.12%, 7/15/41                                      4,420           4,476
JP Morgan Chase Commercial Mortgage
  Securities Corp., Series 2005-CB12,
  4.74%, 9/12/37                                          2,500           2,498
JP Morgan Chase Commercial Mortgage
  Securities Corp., Series 2005-LDP2,
  4.74%, 7/15/42                                          2,500           2,478
JP Morgan Chase Commercial
  Mortgage, Series 2001-CIB3, Class A1,
  4.47%, 11/15/35                                         1,478           1,478
JP Morgan Commercial Mortgage
  Finance Corp., Series 2000-C9, 7.77%,
  10/15/32                                                2,305           2,555
JP Morgan Commercial Mortgage
  Securities Corp., Series 2002-C3, Class
  A2, 4.99%, 7/12/35                                      5,045           5,103
JP Morgan Mortgage Trust, 4.91%,
  4/25/35(d)                                              2,321           2,307
JP Morgan Mortgage Trust, Series
  2004-A6, Class 3A1, 4.90%, 12/25/34                     4,244           4,238
JP Morgan Mortgage Trust, Series
  2005-A1, Class 2A1, 4.88%, 2/25/35                      3,115           3,092
JP Morgan Mortgage Trust, Series
  2005-A1, Class 2A3, 4.88%, 2/25/35                      2,400           2,369
JP Morgan Mortgage Trust, Series
  2005-A1, Class 3A4, 5.05%, 2/25/35                      6,218           6,339

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
JP Morgan Mortgage Trust, Series
  2005-A1, Class 4A1, 4.79%, 2/25/35               $      3,333    $      3,291
JP Morgan Mortgage Trust, Series
  2005-A2, Class 5A1, 4.39%, 4/25/35 (d)                  4,779           4,659
JP Morgan Mortgage Trust, Series
  2005-A3, 4.52%, 6/25/35                                 4,809           4,727
JP Morgan Mortgage Trust, Series
  2005-A4, 5.19%, 7/25/35                                 2,400           2,394
JP Morgan Mortgage Trust, Series
  2005-S1, Class B1, 6.26%, 1/25/35                       2,433           2,518
JP Morgan RV Marine Trust, Series
  2004-1A, Class A1, 3.12%, 4/15/11                       1,541           1,523
Key Bank N.A., 5.80%, 7/1/14                              2,000           2,110
Kinder Morgan Energy Partners, 5.00%,
  12/15/13                                                1,500           1,483
Kroger Co., 5.50%, 2/1/13 (g)                             1,425           1,456
Lehman Brothers Holdings, 8.25%,
  6/15/07(g)                                              3,600           3,840
Lehman Brothers TRAINS, 6.50%,
  8/15/08 (d)(e)                                          8,217           8,392
Long Beach Auto Receivables Trust,
  Series 2005-A, 4.25%, 4/15/12                           2,660           2,631
Marathon Oil Corp., 6.13%, 3/15/12                        2,000           2,142
  MassMutual Global Funding II, 3.80%,
  4/15/09                                                 1,390           1,353
Master Adjustable Rate Mortgages
  Trust, Series 2003-5, 4.53%, 11/25/33 (d)               2,195           2,128
MBNA Master Credit Card Trust,
  7.80%, 10/15/12                                         3,000           3,424
Mellon Financial Corp., 7.38%,
  5/15/07                                                 5,000           5,230
Merrill Lynch & Co., 5.45%, 7/15/14                       1,500           1,554
Merrill Lynch Mortgage Investors, Inc.,
  Series 2005-A1, Class 2A1, 4.67%,
  12/25/34                                                2,192           2,179
Miller Brewing Co., 5.50%, 8/15/13                        1,000           1,027
Morgan Stanley, 4.00%, 1/15/10                            2,340           2,270
Morgan Stanley, 4.75%, 4/1/14                             3,500           3,402
Morgan Stanley Capital I, Series
  2004-IQ7, Class A2, 5.02%, 6/15/38                      3,000           3,035
Morgan Stanley Capital I, Series
  2004-IQ8, 4.50%, 6/15/40                                2,400           2,379
National City Bank, 4.25%, 1/29/10                        2,375           2,335
Navistar Financial Corp. Owner Trust,
  Series 2004-B, Class A4, 3.53%,
  10/15/12                                                5,405           5,259
NCNB Corp., 9.38%, 9/15/09                                5,000           5,856
Nelnet, Inc., 5.13%, 6/1/10                               3,100           3,057
NiSource Finance Corp., 3.85%,
  11/23/09(d)                                             2,710           2,720
Nomura Asset Acceptance Corp., Series
  2004-AR4, Class 1A2, 4.93%, 12/25/34                    1,883           1,878
Nomura Asset Acceptance Corp., Series
  2005-AR1, Class 1A2, 5.40%, 12/25/09                    3,483           3,531
Nomura Asset Acceptance Corp., Series
  2005-AR2, Class 2A2, 5.59%, 5/25/35 (d)                 2,314           2,365
Nomura Asset Acceptance Corp., Series
  2005-AR3, 5.69%, 7/25/35                                3,148           3,151

                                    Continued

                                                          Intermediate Bond Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                                          (Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
Pemex Project Funding Master Trust,
  7.38%, 12/15/14                                  $      2,000    $      2,210
Pepco Holdings, Inc., 6.45%, 8/15/12                      1,000           1,077
PHH Corp., 7.13%, 3/1/13                                  1,000           1,086
PNC Mortgage Acceptance Corp.,
  7.33%, 12/10/32                                         5,000           5,472
PPG Industries, Inc., 6.50%, 11/1/07                         30              31
PPL Electric Utilities, 5.88%, 8/15/07                    2,000           2,051
Premark International, 6.88%,
  11/15/08                                                1,000           1,075
Prestige Auto Receivables Trust, Series
  2005-1A, 4.37%, 6/15/12                                 2,000           1,996
Providian Gateway Master Trust, Series
  2004-DA, Class B, 3.55%, 9/15/11                        1,825           1,782
Prudential Financial, Inc., 4.75%,
  6/13/15                                                 2,000           1,956
Prudential Securities Secured Financing,
  6.48%, 11/1/31                                          6,924           7,256
PSEG Power, 5.00%, 4/1/14                                 1,500           1,488
RAAC, Series 2005-SP1, 5.25%,
  9/25/34                                                 2,326           2,320
Regions Financial Corp., 7.00%,
  3/1/11                                                  1,275           1,408
Renaissance Home Equity Loan Trust,
  4.26%, 5/25/35 (d)                                      2,440           2,423
Renaissance Home Equity Loan Trust,
  Series 2005-2, 4.11%, 8/25/35 (d)                       2,500           2,469
Rental Car Finance Corp., 4.59%,
  6/25/11                                                 2,475           2,454
Residential Accredit Loans, Inc., Series
  2002-QS19, Class A8, 6.00%, 12/25/32                    1,686           1,696
Residential Funding Mortgage
  Securities, 5.50%, 9/25/33                              4,515           4,542
Ryder System, Inc., 5.00%, 4/1/11                         1,000             991
Salomon Smith Barney, 7.13%,
  10/1/06                                                 5,000           5,164
Sempra Energy, 3.75%, 5/21/08 (d)                         5,000           5,021
SLM Corp., 5.38%, 5/15/14                                 1,000           1,026
Sunoco, Inc., 4.88%, 10/15/14                             1,500           1,471
Tampa Electric, 5.38%, 8/15/07                            2,000           2,029
U.S. Bank, N.A., 3.75%, 2/6/09                            3,000           2,913
UPFC Auto Receivables Trust, Series
  2004-A, Class A3, 3.27%, 9/15/10                        1,975           1,942
Vanderbilt Acquisition Loan Trust,
  Series 2002-1, Class A4, 6.57%, 5/7/27                  2,555           2,671
Washington Mutual Bank, 6.88%,
  6/15/11                                                 5,000           5,481
Wells Fargo Mortgage Backed Securities
  Trust, Series 2003-N, 4.75%, 12/25/33 (d)               2,400           2,356
                                                                   ------------

Total Corporate Bonds                                                   429,694
                                                                   ------------

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Foreign Bonds (0.2%)
Korea Electric Power, 4.25%, 9/12/07               $      1,000    $        991
                                                                   ------------

Total Foreign Bonds                                                         991
                                                                   ------------

U.S. Government Agencies (22.1%)
Fannie Mae (7.4%)
5.50%, 5/2/06 (g)                                         5,000           5,051
2.13%, 10/5/06                                            2,500           2,442
3.42%, 3/15/07                                           10,000           9,884
3.67%, 5/8/07                                             7,110           7,049
3.38%, 5/15/07 (g)                                        4,745           4,679
6.25%, 1/25/08                                              923             949
4.92%, 7/25/20                                            3,195           3,191
5.09%, 7/1/34                                             3,200           3,229
5.24%, 8/1/34                                               209             211
4.86%, 3/1/35                                             5,523           5,497
                                                                   ------------
                                                                         42,182
                                                                   ------------

Federal Home Loan Bank (3.1%)
2.50%, 3/15/06 (g)                                        3,000           2,973
3.50%, 8/15/06 (g)                                        5,500           5,465
3.50%, 5/15/07 (g)                                        5,000           4,934
4.84%, 1/25/12                                            2,261           2,289
5.00%, 4/25/12                                            2,412           2,407
                                                                   ------------
                                                                         18,068
                                                                   ------------

Freddie Mac (6.7%)
7.22%, 6/14/06                                            3,000           3,081
3.88%, 11/10/08 (g)                                       8,935           8,777
3.88%, 1/12/09 (g)                                        5,525           5,422
4.38%, 7/30/09                                            4,000           3,947
6.25%, 3/5/12 (g)                                         8,500           8,757
5.00%, 11/15/19                                           3,225           3,207
5.18%, 5/1/35                                             3,821           3,839
6.50%, 8/30/35 (d)                                        2,000           1,996
                                                                   ------------
                                                                         39,026
                                                                   ------------

Government National Mortgage Association (4.9%)
9.50%, 12/15/09                                           1,658           1,760
3.96%, 9/16/21                                            1,987           1,955
4.02%, 12/16/21                                           4,742           4,671
4.60%, 10/16/24                                           2,500           2,452
5.25%, 9/16/27                                            2,675           2,725
4.45%, 8/16/32                                            2,500           2,439
4.81%, 8/16/32                                            2,450           2,437
0.99%, 6/17/45                                           11,079             687
4.59%, 8/16/45                                            5,000           4,886
0.62%, 6/16/46                                           15,000             717
0.89%, 4/16/47                                           47,721           3,534
                                                                   ------------
                                                                         28,263
                                                                   ------------

Total U.S. Government Agencies                                          127,539
                                                                   ------------

                                    Continued

Intermediate Bond Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
U.S. Treasury Obligations (3.0%)
U.S. Treasury Inflation Protected Bonds (1.8%)
1.63%, 1/15/15 (g)                                 $     10,589    $     10,352
                                                                   ------------

U.S. Treasury Notes (1.2%)
3.88%, 7/15/10                                            2,000           1,978
4.13%, 5/15/15 (g)                                        4,900           4,838
                                                                   ------------
                                                                          6,816
                                                                   ------------

Total U.S. Treasury Obligations                                          17,168
                                                                   ------------

Money Markets (0.0%)
Dreyfus Cash Management Money
  Market Fund                                               655               1
Federated Prime Value Obligations
  Money Market Fund                                     116,715             117
                                                                   ------------

Total Money Markets                                                         118
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (13.9%)
Pool of various securities for
  Fifth Third Funds                                $     80,375          80,375
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                      80,375
                                                                   ------------

Total Investments (Cost $658,047)+ - 113.4%                             655,885

Liabilities in excess of other assets - (13.4)%                         (77,574)
                                                                   ------------

NET ASSETS - 100.0%                                                $    578,311
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                            Short Term Bond Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                                          (Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds (58.8%)
Abbey National PLC, 6.69%, 10/17/05                $      3,190    $      3,209
ABN AMRO, 7.55%, 6/28/06                                  3,190           3,281
Aesop Funding II LLC, 2.75%, 7/20/07 (e)                  3,990           3,947
Alabama Power Co., 2.80%, 12/1/06                         1,190           1,167
Alcoa, Inc., 4.25%, 8/15/07 (g)                           1,290           1,287
American Electric Power Co., 6.13%,
  5/15/06                                                   370             375
Australian Gas Light Co., 6.40%,
  4/15/08(e)                                              3,210           3,337
Bank of America Commercial Mortgage,
  Inc., Series 2001-PB1, Class A1, 4.91%,
  5/11/35(d)                                              2,479           2,489
Bank of America Commercial Mortgage,
  Inc., Series 2004-1, Class A1, 3.16%,
  11/10/39(d)                                             3,481           3,363
Bank of America Mortgage Securities,
  4.17%, 7/25/34 (d)                                      4,242           4,164
Bank of New York, 2.20%, 5/12/06                          6,050           5,958
Bank One Issuance Trust, Series
  2004-A1, Class A1, 3.45%, 10/17/11                        810             784
Bear Stearns Commercial Mortgage
  Securities, Inc., Series 2000-WF2, Class
  A1, 7.11%, 10/15/32 (d)                                 2,257           2,344
Bear, Stearns Co., Inc., Series
  2003-AC7, Class A2, 5.25%, 1/25/34                      2,057           2,062
Capital One Auto Finance Trust, 3.44%,
  6/15/09                                                 3,990           3,964
Centerpoint Energy, 6.50%, 2/1/08                         1,600           1,666
CIT Group, Inc., 3.65%, 6/19/06 (d)                       3,190           3,195
CNH Equipment Trust, 4.02%,
  4/15/09                                                 2,060           2,047
Comcast Cable Communication, 6.38%,
  1/30/06                                                   710             718
Cooper Cameron Corp., 2.65%,
  4/15/07                                                   780             753
Countrywide Alternative Loan Trust,
  Series 2004-2CB, Class 1A1, 4.25%,
  3/25/34(d)                                              3,447           3,419
Countrywide Financial, 3.50%,
  12/19/05                                                3,190           3,184
Countrywide Home Loans, 5.10%,
  4/20/35(d)                                              3,867           3,830
Credit Suisse First Boston Mortgage
  Securities Corp., Series 1997-C2, Class
  A2, 6.52%, 1/17/35 (d)                                    618             623
Credit Suisse First Boston, Inc., 7.75%,
  5/15/06(e)                                              3,190           3,274
DaimlerChrysler NA Holdings, 6.40%,
  5/15/06                                                 1,525           1,549
DLJ Commercial Mortgage Corp., Series
  1999-CG1, Class A1A, 6.08%, 3/10/32 (d)                 1,971           2,007
Duke Energy Field Services, Inc.,
  7.50%, 8/16/05                                          1,700           1,702
Ford Motor Credit Co., 6.88%, 2/1/06                      3,210           3,242
General Motors Acceptance Corp.,
  Commercial Mortgage Securities, Inc.,
  Series 1996-C1, 7.86%, 11/15/06 (e)                     3,325           3,437

                                    Continued

                                                            Short Term Bond Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                                          (Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
General Motors Acceptance Corp.,
  Mortgage Corp. Loan Trust, Series
  2005-HE2, 4.62%, 11/25/35 (d)                    $      4,000    $      3,975
General Motors Acceptance Corp.,
  Mortgage Corporation Loan Trust, 4.24%,
  10/25/33(d)                                             4,170           4,121
Green Tree Financial Corp., Series
  1998-6, Class A6, 6.27%, 6/1/30 (d)                     1,535           1,551
Greenwich Capital Commercial Funding
  Corp., Series 2004-GG1, Class A2,
  3.84%, 6/10/36 (d)                                      1,596           1,574
Harborview Mortgage Loan Trust, Series
  2004-5, Class 2A6, 4.00%, 6/19/34 (d)                   5,730           5,573
Harley-Davidson Motorcycle Trust,
  Series 2004-2, Class B, 2.96%, 2/15/12                  1,858           1,827
Hertz Corp., 4.70%, 10/2/06                                 970             960
Homebanc Mortgage Trust, Series
  2004-2, 3.91%, 12/25/34 (d)                             3,540           3,553
Household Automotive Trust, Series
  2002-3, Class A4A, 3.44%, 5/18/09                       4,020           3,994
HSBC USA, Inc., 7.00%, 11/1/06                            3,194           3,288
Hyundai Auto Receivables Trust, Series
  2005-A, 4.18%, 2/15/12                                  3,000           2,958
IBM, Corp., 3.80%, 2/1/08                                 3,030           2,989
International Lease Finance Corp.,
  3.13%, 5/3/07                                           3,210           3,134
John Deere Owner Trust, Series 2004-A,
  Class A3, 2.32%, 12/17/07                               2,150           2,115
JP Morgan Mortgage Trust, Series
  2005-A1, 4.90%, 2/25/35                                 4,588           4,556
JP Morgan Mortgage Trust, Series
  2005-A1, Class 4A1, 4.79%, 2/25/35 (d)                  4,211           4,157
JP Morgan Mortgage Trust, Series
  2005-A2, Class 5A1, 4.39%, 4/25/35 (d)                  7,923           7,725
JP Morgan Mortgage Trust, Series
  2005-A3, 5.17%, 6/25/35 (d)                             6,179           6,191
JP Morgan Mortgage Trust, Series
  2005-A4, Class 3A3, 5.19%, 7/25/35 (d)                  4,000           3,991
Kraft Foods, Inc., 5.25%, 6/1/07                          1,930           1,956
LB-UBS Commercial Mortgage Trust,
  Series 2002-C2, Class A1, 3.83%,
  6/15/26(d)                                              3,277           3,266
MBNA America Bank NA, 6.50%,
  6/20/06                                                   790             805
MBNA America Bank NA, 3.64%,
  5/5/08(d)                                               2,020           2,037
Merrill Lynch & Co., 3.63%, 9/18/06 (d)                   4,670           4,675
Merrill Lynch Mortgage Investors, Inc.,
  Series 2003-A1, Class 2A, 4.53%,
  12/25/32(d)                                               862             864
Morgan Stanley Dean Witter, 8.33%,
  1/15/07                                                 3,190           3,366
Morgan Stanley Dean Witter Capital I,
  3.48%, 9/15/37 (d)                                      3,142           3,091
Morgan Stanley Dean Witter Capital I,
  3.92%, 4/14/40 (d)                                      5,680           5,584
National Rural Utilities, 6.00%,
  5/15/06                                                 3,300           3,346

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Corporate Bonds, continued
Navistar Financial Corp. Owner Trust,
  Series 2003-B, Class A4, 3.25%,
  10/15/10                                         $      3,990    $      3,888
Navistar Financial Corp. Owner Trust,
  Series 2003-B, Class B, 3.79%,
  10/15/10                                                1,257           1,237
Nissan Auto Lease Trust, 3.18%,
  6/15/10                                                   830             814
Pemex Finance, Ltd., 9.69%, 8/15/09                         689             746
Protective Life US Funding, 3.70%,
  11/24/08                                                1,590           1,551
RAAC, Series 2005-SP1, 5.25%,
  9/25/34                                                 3,147           3,139
Safeway, Inc., 2.50%, 11/1/05                             1,840           1,832
Sempra Energy, 6.95%, 12/1/05                               630             636
Societe Generale - New York, 7.40%,
  6/1/06                                                  2,110           2,162
Sprint Capital Corp., 7.13%, 1/30/06                        650             658
Synovus Financial, 7.25%, 12/15/05                        3,143           3,177
Time Warner, Inc., 6.13%, 4/15/06                         1,190           1,204
UnitedHealth Group, Inc., 5.20%,
  1/17/07(g)                                              3,390           3,424
Verizon Communications, 7.51%,
  4/1/09                                                  3,300           3,591
Washington Mutual, Inc., 4.82%,
  10/25/32(d)                                             1,050           1,051
Washington Mutual, Inc., Series
  2003-AR10, Class A4, 4.08%, 10/25/33 (d)                4,020           3,984
                                                                   ------------

Total Corporate Bonds                                                   206,693
                                                                   ------------

Foreign Bonds (0.6%)
British Telecom PLC, 7.88%,
  12/15/05                                                  650             659
Korea Electric Power, 4.25%, 9/12/07 (e)                    810             803
Telecom Italia Capital, 4.00%,
  11/15/08                                                  650             637
                                                                   ------------

Total Foreign Bonds                                                       2,099
                                                                   ------------

Municipal Bonds (0.3%)
Ohio (0.3%)
State Economic Development Revenue,
  Ohio Enterprise, Series 3, 4.05%, 3/1/11 (e)            1,060           1,032
                                                                   ------------

Total Municipal Bonds                                                     1,032
                                                                   ------------

U.S. Government Agencies (27.3%)
Fannie Mae (7.7%)
  3.13%, 7/15/06                                          4,860           4,817
  2.63%, 11/15/06                                         3,940           3,866
  3.13%, 12/15/07 (g)                                     1,190           1,160
  2.50%, 6/15/08                                          2,000           1,904
  4.65%, 12/25/12                                         4,116           4,156
  4.72%, 4/1/33 (d)                                       3,343           3,350
  5.21%, 9/1/34                                           3,952           3,988

                                    Continued

Short Term Bond Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
U.S. Government Agencies, continued
Fannie Mae, continued
5.01%, 4/1/35 (d)                                  $      3,900    $      3,951
                                                                   ------------
                                                                         27,192
                                                                   ------------
Federal Home Loan Bank (8.3%)
2.60%, 1/27/06 (d)                                        4,470           4,446
1.88%, 6/15/06                                            3,540           3,474
2.88%, 8/15/06 (g)                                        8,150           8,050
2.38%, 10/2/06                                            4,490           4,400
3.75%, 8/15/07                                            3,670           3,630
4.00%, 10/27/08                                           5,220           5,146
                                                                   ------------
                                                                         29,146
                                                                   ------------
Freddie Mac (6.5%)
5.00%, 2/1/07                                               600             605
2.85%, 2/23/07 (g)                                        6,410           6,273
4.88%, 3/15/07                                            6,020           6,088
4.01%, 3/1/34 (d)                                         3,893           3,845
4.77%, 7/1/35 (d)                                         6,000           5,984
                                                                   ------------
                                                                         22,795
                                                                   ------------
Government National Mortgage
  Association (4.8%)
4.88%, 5/15/07                                            2,060           2,082
2.87%, 2/16/20 (d)                                        5,579           5,400
3.27%, 1/16/23 (d)                                        2,927           2,829
4.29%, 9/16/25 (d)                                        3,200           3,162
3.72%, 12/16/26 (d)                                       3,568           3,473
                                                                   ------------
                                                                         16,946
                                                                   ------------

Total U.S. Government Agencies                                           96,079
                                                                   ------------

U.S. Treasury Obligations (10.0%)
U.S. Treasury Inflation Protected Bonds (1.7%)
3.63%, 1/15/08                                            5,776           6,054
                                                                   ------------

U.S. Treasury Notes (8.3%)
2.38%, 8/15/06 (g)                                        6,900           6,792
2.38%, 8/31/06 (g)                                        7,140           7,023
2.50%, 10/31/06                                           3,670           3,606
3.13%, 5/15/07 (g)                                        1,010             995
3.00%, 11/15/07 (g)                                       6,410           6,268
4.75%, 11/15/08 (g)                                       4,160           4,243
                                                                   ------------
                                                                         28,927
                                                                   ------------

Total U.S. Treasury Obligations                                          34,981
                                                                   ------------

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Money Markets (2.4%)
Dreyfus Cash Management Money
  Market Fund                                            74,427    $         74
Federated Prime Value Obligations
  Money Market Fund                                   8,211,450           8,211
                                                                   ------------

Total Money Markets                                                       8,285
                                                                   ------------

Short-Term Securities Held as Collateral
  for Securities Lending (11.3%)
Pool of various securities for
  Fifth Third Funds                                $     39,788          39,788
                                                                   ------------

Total Short-Term Securities Held as
  Collateral for Securities Lending                                      39,788
                                                                   ------------

Total Investments (Cost $393,549)+ - 110.7%                             388,957

Liabilities in excess of other assets - (10.7)%                         (37,569)
                                                                   ------------

NET ASSETS - 100.0%                                                $    351,388
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

                                                       U.S. Government Bond Fund
                                               Schedule of Portfolio Investments
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
U.S. Government Agencies (99.6%)
Fannie Mae (36.5%)
2.00%, 1/15/06                                     $      1,700    $      1,686
5.50%, 5/2/06                                             1,000           1,010
5.25%, 6/15/06                                            1,500           1,515
6.25%, 1/25/08                                            1,891           1,945
4.00%, 9/2/08                                             1,000             987
6.38%, 6/15/09                                            1,100           1,178
6.63%, 9/15/09                                            1,000           1,084
4.62%, 4/25/10                                              900             905
4.40%, 12/25/12                                             875             869
5.13%, 1/2/14                                             2,000           2,040
5.00%, 7/1/18 TBA                                         2,000           2,006
5.50%, 6/1/33 TBA                                         2,000           2,011
4.31%, 1/1/35                                             2,220           2,208
3.99%, 3/25/40 (d)                                        1,925           1,905
3.71%, 8/25/44 (d)                                        1,749           1,749
                                                                   ------------
                                                                         23,098
                                                                   ------------
Federal Farm Credit Bank (1.6%)
6.60%, 7/7/06                                             1,000           1,023
                                                                   ------------
Federal Home Loan Bank (11.5%)
3.16%, 8/9/05 **(f)                                       2,020           2,018
2.50%, 3/15/06                                            2,000           1,982
6.09%, 6/2/06                                             1,500           1,525
4.06%, 8/25/09                                              824             806
4.84%, 1/25/12                                              942             954
                                                                   ------------
                                                                          7,285
                                                                   ------------
Financing Corporation (7.9%)
3.59%, 4/5/09 **                                          2,000           1,707
4.21%, 12/6/11 **                                         2,000           1,511
4.81%, 6/6/15 **                                          2,000           1,260
6.37%, 11/11/17 **                                        1,000             553
                                                                   ------------
                                                                          5,031
                                                                   ------------
Freddie Mac (25.3%)
5.25%, 1/15/06                                            2,575           2,591
2.75%, 3/15/08                                            1,450           1,399
5.50%, 7/15/10                                            1,000           1,017
6.88%, 9/15/10                                            2,000           2,226
5.88%, 3/21/11                                            1,000           1,060
4.75%, 10/11/12 (f)                                       2,000           1,992
4.50%, 11/15/12                                           1,000             997
4.00%, 12/15/21                                             753             748
5.00%, 12/15/32                                           1,047             999
5.00%, 1/15/34                                            1,000             964
6.50%, 8/30/35 (d)                                        2,000           1,996
                                                                   ------------
                                                                         15,989
                                                                   ------------
Government National Mortgage
  Association (15.0%)
3.59%, 11/16/17                                             474             463
3.96%, 9/16/21                                              993             977
3.27%, 1/16/23                                              884             855
4.39%, 8/30/25                                            1,000             995
4.50%, 12/16/25                                           2,000           2,002
5.50%, 2/20/31                                            2,000           2,015
5.50%, 12/20/32                                           1,000           1,001
5.50%, 11/20/33                                           1,000           1,001
1.00%, 6/17/45                                            2,988             185
                                                                   ------------
                                                                          9,494
                                                                   ------------

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Tennessee Valley Authority (1.8%)
6.79%, 5/23/12                                     $      1,000    $      1,131
                                                                   ------------

Total U.S. Government Agencies                                           63,051
                                                                   ------------

U.S. Treasury Obligations (9.4%)
U.S. Treasury Inflation Protected Bonds (3.1%)
1.63%, 1/15/15                                            2,036           1,991
                                                                   ------------

U.S. Treasury Notes (6.3%)
5.50%, 2/15/08                                              800             828
5.63%, 5/15/08                                            1,000           1,041
5.00%, 8/15/11                                            1,000           1,045
4.75%, 5/15/14                                            1,000           1,035
                                                                   ------------
                                                                          3,949
                                                                   ------------

Total U.S. Treasury Obligations                                           5,940
                                                                   ------------

Money Markets (1.6%)
Dreyfus Government Cash Management
  Money Market Fund                                         164              --#
Federated Government Obligations
  Money Market Fund                                     998,354             998
                                                                   ------------

Total Money Markets                                                         998
                                                                   ------------

Total Investments (Cost $70,356)+ - 110.6%                               69,989

Liabilities in excess of other assets - (10.6)%                          (6,685)
                                                                   ------------

NET ASSETS - 100.0%                                                $     63,304
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Municipal Bond Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds (100.2%)
Arizona (4.1%)
Greater Arizona Development Authority,
  6.00%, 8/1/13, (Callable 8/1/08 @ 102)           $      1,070    $      1,173
Sedona, Excise Tax Revenue, 4.00%,
  7/1/17, (Callable 7/1/15 @ 100)                         1,000             994
                                                                   ------------
                                                                          2,167
                                                                   ------------
California (9.2%)
Beverly Hills Unified School District,
  5.00%, 8/1/26, (Callable 8/1/15 @100)                   1,000           1,062
Cal Poly Pomona Foundation, Inc.,
  5.50%, 2/1/20, (Callable 2/1/11 @ 101)                    265             294
Imperial Community College District,
  5.00%, 8/1/26, (Callable 8/1/15 @ 100)                  1,000           1,066
La Canada University School District,
  Series A, GO, 5.50%, 8/1/24, (Callable
  8/1/14 @ 100)                                           1,000           1,117
Placentia -Yorba Linda Union School
  District, Series B, GO, 5.38%, 8/1/22,
  (Callable 8/1/14 @ 100)                                 1,000           1,108
Sacramento County Sanitation Financing
  Authority, 6.00%, 12/1/15, (Callable
  12/1/10 @ 101)                                            250             280
                                                                   ------------
                                                                          4,927
                                                                   ------------
Colorado (12.2%)
Boulder Sales and Use Tax, Series A,
  6.00%, 12/15/18, (Callable 12/15/09 @ 101)              2,000           2,235
Denver City & County Airport Revenue,
  5.00%, 11/15/08                                         1,020           1,071
Douglas County School District No.1,
  GO, 5.75%, 12/15/21, (Callable 12/15/14
  @ 100)                                                  1,000           1,152
E-470 Public Highway Authority
  Revenue, Series C, 6.00%, 9/1/07                        1,000           1,062
University of Colorado, Enterprise
  System Revenue, 5.00%, 6/1/25,
  (Callable 6/1/15 @ 100)                                 1,000           1,064
                                                                   ------------
                                                                          6,584
                                                                   ------------
Florida (1.1%)
Jupiter, Community Center Project,
  5.50%, 7/1/21                                             500             586
                                                                   ------------

Idaho (2.1%)
University of Idaho, 5.00%, 4/1/18,
  (Callable 4/1/15 @ 100)                                 1,055           1,142
                                                                   ------------

Illinois (7.8%)
Chicago Metropolitan Water
  Reclamation District-Greater Chicago,
  Capital Improvements GO, 7.25%,
  12/1/12                                                   500             620
Chicago Single Family Mortgage
  Revenue, Series A, (AMT), 4.70%,
  10/1/17, (Callable 4/1/09 @ 102)                          230             231
Development Finance Authority,
  Elmhurst Community School, 6.38%,
  1/1/17, (Prerefunded 1/1/11 @ 100)                      1,700           1,956
State GO, 5.88%, 10/1/17, (Callable
  1/1/09 @ 100)                                             300             330

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Illinois, continued
State Sales Tax Revenue, 5.00%,
  6/15/08                                          $      1,000    $      1,052
                                                                   ------------
                                                                          4,189
                                                                   ------------
Iowa (4.5%)
Finance Authority, Private College
  Revenue, Drake University Project,
  6.50%, 12/1/11                                          2,055           2,399
                                                                   ------------

Kansas (2.0%)
Sedgwick & Shawnee Counties, Single
  Family Revenue, Series A-5, (AMT),
  3.00%, 12/1/27, (Callable 12/1/14 @ 101)                  985           1,068
                                                                   ------------

Kentucky (1.5%)
Fayette County School District Finance
  Corp., 3.75%, 4/1/11                                      205             208
Fayette County School District Finance
  Corp., 4.00%, 4/1/13                                      570             583
                                                                   ------------
                                                                            791
                                                                   ------------
Maine (4.1%)
Housing Authority Management, Series
  F-2 (AMT), 2.55%, 11/15/05                              2,190           2,184
                                                                   ------------

Massachusetts (1.0%)
Boston Economic Development &
  Industrial Corp., 4.50%, 6/1/30, (Callable
  6/1/10 @ 100)                                             500             524
                                                                   ------------

Michigan (12.1%)
Grand Ledge Public School District,
  5.00%, 5/1/22, (Callable 5/1/15 @ 100)                  1,000           1,072
Higher Education Student Loan
  Authority Revenue, Series XII-W (AMT),
  4.75%, 3/1/09                                           1,000           1,046
Kent Hospital Financial Authority
  Revenue, Spectrum Health, Series A,
  5.50%, 1/15/13, (Prerefunded 7/15/11 @
  101)                                                    2,125           2,383
Kent, Hospital Financial Authority
  Revenue, Spectrum Health, Series B,
  5.00%, 7/15/11                                            375             402
State Hospital Financial Authority
  Revenue, Marquette General Hospital
  Obligations Group-A, 5.00%, 5/15/13                       500             526
Strategic Fund, Hope Network Project,
  Series B, 5.13%, 9/1/13, (Callable 9/1/08
  @ 102)                                                  1,000           1,062
                                                                   ------------
                                                                          6,491
                                                                   ------------
Minnesota (4.8%)
Becker Independent School District No.
  726, 6.00%, 2/1/21, (Callable 2/1/10 @
  100)                                                    1,000           1,108
St. Paul, Housing & Redevelopment
  Authority Revenue, Smith Avenue Transit
  Center, 3.50%, 6/1/12, (Callable 6/1/10
  @ 100)                                                    500             490

                                    Continued

                                                             Municipal Bond Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Minnesota, continued
State Housing Finance Agency,
  Residential Housing, (AMT), 3.40%,
  7/1/12                                           $      1,000    $        952
                                                                   ------------
                                                                          2,550
                                                                   ------------
Missouri (5.0%)
Greene County School District, 6.20%,
  3/1/18, (Callable 3/1/10 @ 100)                         2,400           2,679
                                                                   ------------

Nebraska (3.1%)
Omaha Series A, GO, 6.50%, 12/1/13                        1,365           1,646
                                                                   ------------

New Mexico (2.0%)
Mortgage Financial Authority, Single
  Family Mortgage, (AMT), 3.50%,
  7/1/36                                                  1,000           1,074
                                                                   ------------

New York (2.9%)
Environmental Facilties Corp., Solid
  Waste Disposition Revenue, Series A,
  2.90%, 5/1/12                                             500             498
Thruway Authority, Series 1997 B,
  6.00%, 4/1/07                                           1,000           1,049
                                                                   ------------
                                                                          1,547
                                                                   ------------
North Dakota (2.2%)
State Water Commission, 4.25%,
  8/1/15                                                  1,130           1,172
                                                                   ------------

Oklahoma (2.0%)
Tulsa International Airport (AMT),
  5.50%, 6/1/10                                           1,000           1,073
                                                                   ------------

Oregon (4.9%)
Marion County, 5.50%, 6/1/21                              1,315           1,521
Sunrise Water Authority Revenue,
  5.25%, 3/1/24, (Callable 3/1/14 @ 100)                  1,000           1,089
                                                                   ------------
                                                                          2,610
                                                                   ------------
Pennsylvania (6.7%)
Chester County, Industrial Development
  Authority Revenue,Archdiocese of
  Philadelphia, 2.27%, 7/1/31 (d)                         1,400           1,400
Higher Educational Facilities Authority
  Revenue, Health System, Series A,
  5.00%, 8/15/07                                            500             515
Higher Educational Facilities Authority,
  Widener University, 4.10%, 7/15/16,
  (Callable 7/15/15 @ 100)                                  470             459
Lehigh Northampton Airport (AMT),
  5.00%, 1/1/19, (Callable 1/1/15 @ 100)                  1,175           1,229
                                                                   ------------
                                                                          3,603
                                                                   ------------
Puerto Rico (2.1%)
Public Building Authority Revenue,
  Series I, 5.50%, 7/1/23, (Callable 7/1/14
  @ 100)                                                  1,000           1,105
                                                                   ------------

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Tennessee (1.1%)
Housing Development Agency,
  Mortgage Finance, Series C, (AMT),
  5.95%, 7/1/09, (Callable 7/1/05 @ 102)           $        555    $        564
                                                                   ------------

Texas (1.7%)
Travis County GO, 5.75%, 3/1/17,
  (Prerefunded 3/1/10 @ 100)                                815             902
                                                                   ------------

Total Municipal Bonds                                                    53,577
                                                                   ------------

Money Markets (0.7%)
AIM Tax Free Money Market Fund                              101              --#
Dreyfus Tax Exempt Money Market
  Fund                                                      290              --#
Goldman Sachs Financial Tax Free
  Money Market Fund                                     342,061             342
Merrill Lynch Institutional Tax Exempt
  Fund                                                   29,891              30
                                                                   ------------

Total Money Markets                                                         372
                                                                   ------------

Total Investments (Cost $51,464)+ - 100.9%                               53,949

Liabilities in excess of other assets - (0.9)%                             (474)
                                                                   ------------

NET ASSETS - 100.0%                                                $     53,475
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Intermediate Municipal Bond Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds (97.8%)
Alabama (1.6%)
Mobile County, Refunding &
  Improvements Warrants, 5.25%, 8/1/17,
  (Callable 8/1/14 @ 100)                          $      3,080    $      3,422
                                                                   ------------

Alaska (0.3%)
  State Housing Finance Corp., Housing
  Development, Series A (AMT), 2.35%,
  12/1/07                                                   745             728
                                                                   ------------

Arizona (4.7%)
Glendale Water & Sewer Revenue,
  5.00%, 7/1/07                                           1,040           1,080
Mesa Street & Highway Revenue,
  6.25%, 7/1/12                                           1,000           1,165
Mesa Street & Highway Revenue,
  6.25%, 7/1/13, (Prerefunded 7/1/11 @ 100)               1,000           1,153
Pima County Community College
  District Revenue, 5.00%, 7/1/07                           670             696
Pima County University School District,
  No. 012 Sunnyside, GO, 5.75%, 7/1/12,
  (Prerefunded 7/1/09 @ 100)                              1,050           1,150
Tempe Performing Arts Center, Excise
  Tax Revenue, 5.25%, 7/1/17, (Callable
  7/1/14 @ 100)                                           2,000           2,217
Tucson Street & Highway, User
  Revenue, Junior Lien, Series 1994-E,
  6.75%, 7/1/13                                           2,000           2,429
                                                                   ------------
                                                                          9,890
                                                                   ------------
California (6.2%)
Beverly Hills Unified School District,
  3.63%, 8/1/16                                             475             465
Contra Costa, 5.00%, 10/1/18                              5,000           5,367
Imperial Community College District,
  5.00%, 8/1/26, (Callable 8/1/15 @ 100)                    910             970
La Canada Unified School District,
  Election 2004, Series A, GO, 5.38%,
  8/1/21, (Callable 8/1/14 @ 100)                         1,400           1,552
La Canada University School District,
  Series A, GO, 5.50%, 8/1/24, (Callable
  8/1/14 @ 100)                                             375             419
Orange County, Series A, Refunding
  Recovery, 6.00%, 6/1/10                                 3,000           3,371
Placentia -Yorba Linda Union School
  District, Series B, GO, 5.38%, 8/1/22,
  (Callable 8/1/14 @ 100)                                   775             859
                                                                   ------------
                                                                         13,003
                                                                   ------------
Colorado (6.6%)
Denver City & County Airport Revenue,
  Series B, (AMT), 5.50%, 11/15/07                        1,000           1,050
Denver City & County Airport Revenue,
  Series D, (AMT), 5.00%, 11/15/06                        1,000           1,026
Denver City & County Airport Revenue,
  Series D, (AMT), 5.00%, 11/15/07                        2,655           2,760
Douglas County School District No.1,
  GO, 5.75%, 12/15/21, (Callable 12/15/14
  @ 100)                                                  1,500           1,729

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Colorado, continued
El Paso County School District No.
  038, GO, 6.38%, 12/1/16, (Prerefunded
  12/1/10 @ 100)                                   $      1,150    $      1,322
El Paso County School District No.
  038, GO, 6.38%, 12/1/18, (Prerefunded
  12/1/10 @ 100)                                          1,005           1,155
Housing & Finance Authority, Single
  Family Program, Series C-3, 4.70%,
  10/1/22, (Callable 10/1/09 @ 102)                           5               5
Larimer County School District No. R1,
  GO, 5.50%, 12/15/09                                     2,000           2,183
Regional Transportation District, 2.30%,
  12/1/22                                                 1,000             986
Summitt County School District No
  RE1, GO, 5.75%, 12/1/12, (Callable
  12/1/11 @ 100)                                          1,465           1,658
                                                                   ------------
                                                                         13,874
                                                                   ------------
Connecticut (0.8%)
New Haven, Series B, GO, 5.75%,
  11/1/09                                                 1,500           1,652
                                                                   ------------

Florida (1.0%)
Lakeland Electric & Water Revenue,
  ETM, 5.90%, 10/1/07                                     2,000           2,124
                                                                   ------------

Hawaii (1.5%)
Airport Systems Revenue, Series B
  (AMT), 8.00%, 7/1/10                                    2,000           2,370
Highway Revenue, 5.50%, 7/1/10                              765             842
                                                                   ------------
                                                                          3,212
                                                                   ------------
Illinois (4.3%)
Chicago Metropolitan Water
  Reclamation District, Capital
  Improvement, ETM, GO, 5.50%,
  12/1/10                                                 3,000           3,321
Development Financial Authority
  Revenue, DePaul University, Series C,
  5.00%, 10/1/06                                            125             127
Development Financial Authority
  Revenue, DePaul University, Series C,
  5.00%, 10/1/07                                            200             207
DuPage County, Stormwater Project,
  5.60%, 1/1/21                                           2,000           2,289
Educational Facilities Authority,Art
  Institute, 4.13%, 3/1/30                                1,000           1,011
Financial Authority Gas Supply
  Revenue, Peoples Gas Light & Coke Co.,
  4.30%, 6/1/35                                           1,000           1,006
State, GO, 5.25%, 2/1/09                                  1,000           1,069
                                                                   ------------
                                                                          9,030
                                                                   ------------
Indiana (5.6%)
Fort Wayne International Airport
  Building Corp. Revenue, (AMT), 5.00%,
  7/1/12                                                  1,615           1,701
Fort Wayne International Airport
  Building Corp. Revenue, (AMT), 5.00%,
  7/1/13                                                  1,695           1,780

                                    Continued

                                                Intermediate Municipal Bond Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                                          (Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Indiana, continued
Michigan City Independent School
  Building Corp., 5.00%, 7/5/09                    $      1,400    $      1,492
Municipal Power Supply Agency
  System Revenue, Series B, 5.88%,
  1/1/10                                                  2,000           2,209
Municipal Power Supply Agency
  System Revenue, Series B, 6.00%,
  1/1/13                                                  3,000           3,454
Tippecanoe County Independent
  Elementary School Building Corp.,
  5.10%, 7/15/06                                          1,000           1,021
                                                                   ------------
                                                                         11,657
                                                                   ------------
Iowa (0.1%)
Iowa State University, Science &
  Technology Revenue, 3.75%, 7/1/10                         140             143
                                                                   ------------

Kentucky (0.1%)
Housing Corp., 3.45%, 1/1/10                                275             275
                                                                   ------------

Massachusetts (1.2%)
Boston Economic Development &
  Industrial Corp., 4.50%, 6/1/30, (Callable
  6/1/10 @ 100)                                           1,000           1,048
State Development Finance Agency
  Revenue, Chelsea Homes, (AMT), 2.90%,
  12/15/06                                                1,525           1,509
                                                                   ------------
                                                                          2,557
                                                                   ------------
Michigan (23.2%)
Battle Creek Downtown Development
  Authority, 6.00%, 5/1/07                                2,215           2,333
Building Authority Revenue, 5.00%,
  10/15/29                                                1,500           1,613
Building Authority Revenue, Police
  Communications, 5.50%, 10/1/12                            350             393
Certificate of Participation, Series A,
  5.00%, 9/1/31                                           2,000           2,145
Comprehensive Transportation, 5.50%,
  5/15/11                                                   950           1,055
Detroit, GO, (AMT), 5.50%, 4/1/08                         1,195           1,263
Grand Rapids & Kent County Joint
  Building Authority, GO, 5.50%,
  10/1/08                                                   565             606
Grand Rapids Water Supply, 5.00%,
  1/1/08                                                  1,000           1,046
Higher Education Facilities Authority
  Revenue, Kalamazoo College Project,
  5.25%, 12/1/07                                            765             802
Higher Education Facilities Authority
  Revenue, Hope College Project, 4.50%,
  10/1/07                                                   250             257
Higher Education Facilities Authority
  Revenue, Hope College Project, 4.80%,
  10/1/10, (Callable 10/1/09 @ 100)                         590             607
Higher Education Facilities Authority,
  Hope College Project, 4.70%, 10/1/09                      200             207

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Michigan, continued
Higher Education Student Loan
  Authority Revenue, Series XII-Q, (AMT),
  5.05%, 9/1/08                                    $      3,885    $      4,026
Higher Education Student Loan
  Authority Revenue, Series XII-W (AMT),
  4.60%, 9/1/08                                           1,000           1,038
Higher Education Student Loan
  Authority Revenue, Series XII-W (AMT),
  4.75%, 3/1/09                                           1,800           1,884
Higher Education Student Loan
  Authority Revenue, Series XII-W,
  (AMT), 5.20%, 9/1/08                                    4,225           4,415
Higher Education Student Loan
  Authority Revenue, Series XVII-I,
  (AMT), 3.95%, 3/1/11                                    1,000           1,003
Hospital Finance Authority, 4.35%,
  3/1/09                                                    500             509
Hospital Financial Authority Revenue,
  Edward W. Sparrow Group, 5.25%,
  11/15/08                                                1,125           1,190
Hospital Financial Authority Revenue,
  Edward W. Sparrow Hospital, 5.25%,
  11/15/09                                                1,165           1,244
Hospital Financial Authority Revenue,
  Holland Community Hospital, Series A,
  5.00%, 1/1/15, (Callable 1/1/14 @ 100)                    505             539
Kent Hospital Financial Authority,
  Revenue, Spectrum Health, Series A,
  5.25%, 1/15/09                                          1,075           1,131
Kent, Hospital Financial Authority
  Revenue, Spectrum Health, Series B,
  5.00%, 7/15/11                                          1,900           2,037
Mattawan Consolidated School District,
  3.50%, 5/1/11                                             260             262
Montague Public School District, GO,
  5.50%, 5/1/12, (Callable 11/1/11 @
  100)                                                    1,005           1,113
Muskegon Water System, Series A,
  5.25%, 11/1/09                                            340             367
State Hospital Financial Authority
  Revenue, Marquette General Hospital
  Obligations Group-A, 5.00%, 5/15/13                     1,005           1,058
State Housing Development Authority,
  Multi-Family Revenue, 4.15%, 4/20/11                      320             322
State Housing Development Authority,
  Multi-Family Revenue, 4.40%, 4/20/13                      175             177
Strategic Fund, Limited Obligation
  Revenue, Hope Network Project, Series B,
  4.80%, 9/1/08                                           1,000           1,039
Strategic Fund, Limited Obligation
  Revenue, International Project, 3.00%,
  8/1/07                                                  1,415           1,399
Strategic Fund, Limited Obligation
  Revenue, International Project, 4.75%,
  8/1/11                                                  2,240           2,340

                                    Continued

Intermediate Municipal Bond Fund
Schedule of Portfolio Investments, continued
July 31, 2005
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Michigan, continued
Strategic Fund, Limited Obligation
  Revenue, International Project, 5.00%,
  8/1/13                                           $        820    $        868
Strategic Fund, Limited Obligation
  Revenue, Solid Waste Disposal, 3.15%,
  12/1/13                                                 1,000             999
Trunk Line Fund, 3.00%, 9/1/09                              150             149
Trunk Line, Series A, 5.25%, 11/1/13                        600             668
University of Michigan Hospital
  Revenue, 5.00%, 12/1/08                                 4,130           4,363
University of Michigan, Medical Service
  Plan, Series A-1, 2.33%, 12/1/21 (d)                      700             700
Wyandotte Electric Revenue, (AMT),
  5.00%, 10/1/13                                            600             643
Wyandotte Electric Revenue, (AMT),
  4.50%, 10/1/14                                            600             617
                                                                   ------------
                                                                         48,427
                                                                   ------------
Minnesota (3.2%)
Elk River, Independent School District
  No. 728, Series C, 4.00%, 2/1/17                        1,985           1,993
Housing Finance Agency, 4.55%,
  7/1/12, (Callable 7/1/11 @ 100)                         1,305           1,320
Minneapolis Special School District No.
  001, 4.00%, 2/1/11                                      1,095           1,129
St. Paul, Housing & Redevelopment
  Authority Revenue, Smith Avenue Transit
  Center, 3.50%, 6/1/12, (Callable 6/1/10
  @ 100)                                                  2,000           1,958
State Housing Finance Agency, 3.40%,
  7/1/12                                                    385             367
                                                                   ------------
                                                                          6,767
                                                                   ------------
Mississippi (0.3%)
Series A, GO, 5.25%, 12/1/07                                500             525
                                                                   ------------

Missouri (1.2%)
Clarence Cannon Wholesale Water
  Commission, 4.00%, 5/15/14                                285             292
Clay County Public School District No.
  53, Liberty Direct Deposit Program, GO,
  6.25%, 3/1/17, (Callable 3/1/10 @ 100)                  2,000           2,235
                                                                   ------------
                                                                          2,527
                                                                   ------------
Nebraska (0.5%)
Investment Financial Authority, Single
  Family Housing Revenue, Series D,
  (AMT), 4.10%, 9/1/10                                      400             398
Investment Financial Authority, Single
  Family Housing Revenue, Series D,
  (AMT), 4.25%, 9/1/11                                      560             561
                                                                   ------------
                                                                            959
                                                                   ------------
Nevada (1.8%)
Clark County, GO, 5.00%, 11/1/16                          3,090           3,354
Douglas County, Solid Waste Disposal,
  3.00%, 12/1/06                                            100             100
Douglas County, Solid Waste Disposal,
  3.00%, 12/1/07                                            100             100
Douglas County, Solid Waste Disposal,
  3.50%, 12/1/08                                            100             100

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Nevada, continued
Douglas County, Solid Waste Disposal,
  3.75%, 12/1/09                                   $        100    $        101
                                                                   ------------
                                                                          3,755
                                                                   ------------
New Jersey (2.6%)
Ocean County Utilities Authority,
  Wastewater, Refunding, 6.00%, 1/1/07                    2,500           2,608
Turnpike Authority Revenue, Series A,
  6.00%, 1/1/13                                             575             666
Turnpike Authority Revenue, Series A,
  ETM, 6.00%, 1/1/13                                      1,925           2,234
                                                                   ------------
                                                                          5,508
                                                                   ------------
New Mexico (0.8%)
Mortgage Financial Authority, Single
  Family Mortgage, (AMT), 3.50%,
  7/1/36                                                  1,000           1,075
Taos County Gross Receipts Tax
  Revenue, County Educational
  Improvements, 3.80%, 10/1/11                              565             538
                                                                   ------------
                                                                          1,613
                                                                   ------------
New York (1.0%)
Environmental Facilities Corp., Solid
  Waste Disposition Revenue, Series A,
  2.90%, 5/1/12                                           2,000           1,992
                                                                   ------------

North Dakota (0.1%)
State Water Commission, 4.00%,
  8/1/14                                                    220             225
                                                                   ------------

Ohio (2.2%)
Economic Development Revenue,
  (AMT), 4.08%, 6/1/13                                      500             498
Higher Educational Facilities Revenue,
  Ohio Northern University Project, 3.88%,
  5/1/13                                                    645             645
Housing Financial Agency Mortgage
  Revenue, (AMT), 3.55%, 3/1/10                           1,000             993
Housing Financial Agency Mortgage
  Revenue, (AMT), 3.70%, 3/1/11                           1,000             994
Housing Financial Agency Mortgage
  Revenue, (AMT), 4.00%, 3/1/14                             500             496
State Higher Education Facility
  Revenue, John Carroll University, 4.00%,
  11/15/09                                                  500             509
Summit County, GO, 6.00%, 12/1/09                           400             443
                                                                   ------------
                                                                          4,578
                                                                   ------------

Oregon (1.1%)
Marion County, 5.50%, 6/1/18                              1,000           1,151
Marion County, 5.50%, 6/1/19                              1,000           1,156
                                                                   ------------
                                                                          2,307
                                                                   ------------
Pennsylvania (5.7%)
Allentown Commercial & Industrial
  Development, Diocese of Allentown,
  2.27%, 12/1/29 (d)                                      1,450           1,450
Chartiers Valley Joint School, ETM,
  6.15%, 3/1/07                                           4,110           4,321
Chichester School District, 4.00%,
  3/15/13                                                   805             828

                                    Continued

                                                Intermediate Municipal Bond Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Pennsylvania, continued
Chichester School District, 4.25%,
  3/15/15                                          $        640    $        666
Clarion County, Industrial Development
  Authority,Water Facilities Revenue,
  (AMT), 3.60%, 12/1/32                                   2,000           1,987
Higher Educational Facilities Authority,
  Widener University, 3.60%, 7/15/11                        250             241
Higher Educational Facilities Authority,
  Widener University, 3.75%, 7/15/12                        405             394
Higher Educational Facilities Authority,
  Widener University, 3.85%, 7/15/13                        430             417
Higher Educational Facilities Authority,
  Widener University, 4.00%, 7/15/14                        490             480
Housing Finance Agency, 4.50%,
  10/1/09                                                 1,195           1,226
                                                                   ------------
                                                                         12,010
                                                                   ------------
Puerto Rico (4.9%)
Commonwealth, Refunding Series A,
  5.00%, 7/1/30                                           3,000           3,181
Public Building Authority Revenue,
  Series I, 5.50%, 7/1/23, (Callable 7/1/14
  @ 100)                                                  2,000           2,210
Public Buildings Authority Revenue,
  Refunding, Government Facilities, Series
  K, 4.50%, 7/1/22                                        2,000           2,044
Public Finance Corp., Commonwealth
  Appropriations, Series A, 5.75%, 8/1/27                 2,500           2,750
                                                                   ------------
                                                                         10,185
                                                                   ------------
Rhode Island (1.4%)
Depositors Economic Protection Corp.,
  Series A, ETM, 5.88%, 8/1/11                            2,535           2,874
                                                                   ------------

South Carolina (0.5%)
Anderson County School District No.
  002, Series B, GO, 6.00%, 3/1/13,
  (Callable 3/1/10 @ 101)                                   890             998
                                                                   ------------

Tennessee (3.2%)
Housing Development Agency, Series A,
  4.00%, 7/1/10                                           1,100           1,106
Metropolitan Nashville Airport
  Authority Revenue, (AMT), 5.38%,
  7/1/14, (Callable 7/1/08 @ 102)                         2,570           2,723
Shelby County, Health Educational &
  Housing Facilities Board, 4.00%, 9/1/06 (e)             1,000           1,008
Shelby County, Health Educational &
  Housing Facilities Board, 5.00%, 9/1/24 (e)             1,795           1,879
                                                                   ------------
                                                                          6,716
                                                                   ------------
Texas (2.6%)
Cypress-Fairbanks Independent School
  District, 5.00%, 2/15/22                                1,500           1,602
Dallas Waterworks & Sewer Systems
  Revenue, 5.25%, 10/1/09                                 1,000           1,078
Hidalgo County Health Services,
  Mission Hospital, Inc. Project, 4.00%,
  8/15/06                                                   250             250

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Texas, continued
Huffman Independent School District,
  GO, 7.00%, 2/15/06                               $        100    $        102
Huffman Independent School District,
  GO, 7.00%, 2/15/07                                        160             170
Municipal Power Agency Revenue,
  4.00%, 9/1/12                                             500             504
Series A, GO, 6.00%, 10/1/08                              1,600           1,738
                                                                   ------------
                                                                          5,444
                                                                   ------------
Utah (0.7%)
Housing Corp., Single Family Mortgage
  Revenue, Series A, Class I, (AMT),
  2.00%, 7/1/06                                             680             667
Housing Corp., Single Family Mortgage
  Revenue, Series A, Class I, (AMT),
  2.35%, 7/1/07                                             880             864
                                                                   ------------
                                                                          1,531
                                                                   ------------
Virginia (1.1%)
Richmond, GO, 5.38%, 7/15/13,
  (Prerefunded 7/15/11 @ 101)                             2,000           2,230
                                                                   ------------

Washington (5.7%)
Energy Northwest, Electric Revenue,
  Columbia General Station, Series F,
  5.25%, 7/1/16                                           4,040           4,411
Grant County Public Utility District No.
  002, Electric Revenue, 5.00%, 1/1/11                    2,485           2,682
King County School District No. 415,
  Kent, Series A, GO, 5.55%, 12/1/11                      2,000           2,214
Motor Vehicle Fuel Tax, R-92D, 6.25%,
  9/1/07                                                  1,000           1,066
Port Tacoma, Series A, GO, (AMT),
  4.90%, 12/1/07                                          1,010           1,049
Yakima County, GO, 5.25%, 12/1/16,
  (Callable 12/1/12 @ 100)                                  425             462
                                                                   ------------
                                                                         11,884
                                                                   ------------

Total Municipal Bonds                                                   204,622
                                                                   ------------

Money Markets (2.3%)
AIM Tax Free Money Market Fund                              101              --#
Dreyfus Tax Exempt Money Market
  Fund                                                4,841,658           4,842
Goldman Sachs Financial Tax Free
  Money Market Fund                                         240              --#
Merrill Lynch Institutional Tax Exempt
  Fund                                                   19,380              19
                                                                   ------------

Total Money Markets                                                       4,861
                                                                   ------------

Total Investments (Cost $203,082)+ - 100.1%                             209,483

Liabilities in excess of other assets - (0.1)%                             (197)
                                                                   ------------

NET ASSETS - 100.0%                                                $    209,286
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Ohio Municipal Bond Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds (99.4%)
Ohio (95.2%)
Akron Bath Copley Joint Township
  Hospital District, Summa Health System
  Revenue, Series A, 5.25%, 11/15/16,
  (Callable 11/15/14 @ 100)                        $      1,000    $      1,077
Akron, GO, 5.50%, 12/1/07                                 2,000           2,116
American Municipal Power - Ohio, Inc.,
  5.25%, 1/1/11                                           1,825           1,997
Beavercreek Local School District,
  6.60%, 12/1/15                                          1,500           1,841
Berea, GO, 5.13%, 12/1/13                                 1,215           1,282
Building Authority, 5.25%, 10/1/10,
  (Callable 4/1/09 @ 101)                                 2,410           2,590
Butler County Hospital Facilities
  Revenue, 4.75%, 11/15/18, (Callable
  11/15/08 @ 101)                                         2,000           1,984
Butler County Transportation
  Improvement District, Series A, 6.00%,
  4/1/12, (Callable 4/1/08 @ 102)                         2,000           2,180
Cincinnati City School District,
  Classroom Facilities Construction &
  Improvements, 5.25%, 12/1/14, (Callable
  12/1/13 @ 100)                                          3,000           3,337
Cleveland Public Power System
  Revenue, 5.25%, 11/15/16, (Callable
  11/15/06 @ 102)                                         4,900           5,134
Cleveland Stadium Project, 5.25%,
  11/15/11, (Callable 11/15/07 @ 102)                     4,110           4,379
Cleveland, GO, 5.25%, 12/1/17                             1,125           1,249
Cleveland, Non Tax Revenue, Cleveland
  Stadium Project, 5.00%, 12/1/15                         1,225           1,338
Cleveland-Cuyahoga County, Port
  Authority Revenue, Dev-Rita Project,
  4.00%, 11/15/10                                         1,100           1,120
Cuyahoga County Hospital Revenue,
  5.50%, 2/15/09                                          2,245           2,404
Cuyahoga County Jail Facilities, GO,
  5.25%, 10/1/13                                          3,000           3,354
Dayton, City School District, School
  Facilities Construction & Improvement,
  Series D, 5.00%, 12/1/16, (Callable
  6/1/13 @ 100)                                           5,820           6,278
Dayton-Montgomery County Port
  Authority, Development-Parking Garage
  Project, Series A, 5.00%, 11/15/17                      1,060           1,081
Economic Development Revenue,
  3.50%, 12/1/07                                            350             348
Economic Development Revenue,
  4.40%, 12/1/12                                            815             825
Erie County Hospital Facilities
  Revenue, 5.00%, 8/15/08                                   400             412
Erie County Hospital Facilities Revenue,
  5.50%, 8/15/12                                            250             270
Euclid City School District, GO, 5.13%,
  12/1/11, (Callable 12/1/05 @ 102)                       1,500           1,541
Franklin County Development Revenue,
  5.50%, 10/1/12, (Callable 10/1/09 @
  101)                                                    2,270           2,441

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Ohio, continued
Franklin County, Online Computer
  Library Center, 5.00%, 4/15/10                   $      2,270    $      2,389
Greater Cleveland Regional Transit
  Authority, 5.38%, 12/1/11, (Callable
  12/1/08 @ 101)                                          1,455           1,574
Hamilton County Hospital Facilities
  Revenue, 5.20%, 12/1/13, (Callable
  12/1/07 @ 101)                                          1,000           1,060
Hamilton County Hospital Facilities
  Revenue, Cincinnati Children's Hospital,
  Series J, 4.50%, 5/15/14                                1,510           1,592
Hamilton County Hospital Facilities,
  Revenue, 5.25%, 5/15/11, (Callable
  11/15/08 @ 101)                                         2,670           2,874
Hamilton County Sewer System
  Revenue, Series A, 5.60%, 12/1/08,
  (Callable 12/1/05 @ 102)                                1,000           1,030
Higher Education, Capital Facilities
  Revenue, Series II-A, 5.50%, 12/1/07                    4,695           4,961
Higher Education, Capital Facilities
  Revenue, Series II-A, 5.00%, 12/1/08                    2,000           2,120
Higher Education, Case Western
  Reserve, 6.25%, 7/1/14                                  6,500           7,690
Higher Education, Dennison University
  Project, 5.50%, 11/1/12, (Callable
  11/1/11 @ 101)                                          1,000           1,116
Higher Education, John Carroll
  University, 5.25%, 11/15/14, (Callable
  11/15/13 @ 100)                                         1,435           1,570
Higher Education, John Carroll
  University, 5.25%, 11/15/15, (Callable
  11/15/13 @ 100)                                         1,490           1,627
Higher Educational Facilities Revenue,
  Ohio Northern University Project, 3.50%,
  5/1/10                                                    475             475
Hilliard School District, 5.50%,
  12/1/08                                                 2,780           2,987
Housing Authority, 4.63%, 9/1/31,
  (Callable 1/1/11 @ 100)                                 1,620           1,642
Housing Finance Agency, (AMT),
  3.95%, 9/1/08                                             370             371
Housing Finance Agency, (AMT),
  4.15%, 9/1/09                                             625             623
Housing Finance Agency, (AMT),
  4.35%, 9/1/10                                             235             235
Housing Finance Agency, (AMT),
  3.65%, 9/1/11                                             785             757
Housing Finance Agency, (AMT),
  4.55%, 9/1/11                                             240             243
Housing Finance Agency, (AMT),
  3.30%, 9/1/30                                           1,180           1,170
Housing Finance Agency, Mortgage
  Revenue, (AMT), 3.90%, 3/1/13                           1,000             993
Knox County Hospital Facilities
  Revenue, 4.70%, 6/1/08                                  1,150           1,189
Knox County Hospital Facilities
  Revenue, 5.00%, 6/1/12                                  6,250           6,663

                                    Continued

                                                        Ohio Municipal Bond Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Ohio, continued
Lucas County, 6.65%, 12/1/12                       $        145    $        147
Mental Health Capital Facilities, Series
  II-A, 5.00%, 6/1/13                                     2,135           2,331
Montgomery County Catholic Health
  Initiatives, Series A, 6.00%, 12/1/26                   2,750           3,088
Montgomery County Solid Waste
  Revenue, 5.40%, 11/1/08, (Callable
  11/1/05 @ 102)                                          3,000           3,078
Municipal Electric Generation Agency,
  Refunding, Joint Venture, 5-CTFS Ben
  Int, 5.00%, 2/15/14                                     3,675           4,016
North Olmstead, 6.20%, 12/1/11                            3,000           3,460
Ohio State University General Receipts,
  3.50%, 6/1/09                                           1,250           1,265
Penta Career Center, 5.00%, 4/1/10                        1,330           1,429
Sidney Construction, 4.90%, 11/1/07                         530             533
Solid Waste Revenue, 4.85%, 11/1/22                       3,000           3,064
State Building Authority, Refunding,
State Facilities-Administration Building
  Fund, Series A, 5.00%, 4/1/13                           1,230           1,347
State Infrastructure Improvements, GO,
  Series B, 5.00%, 3/1/19, (Prerefunded
  3/1/12 @ 100)                                           1,000           1,089
State Schools, 5.00%, 6/15/13                             1,000           1,095
State Solid Waste Revenue, Refunding,
  Republic Services Project, 4.25%,
  4/1/33                                                  3,470           3,415
State, GO, 6.65%, 9/1/09                                  1,000           1,069
Toledo-Lucas County, Port Authority
  Special Assessment Revenue, Crocker
  Park Public Improvement Project, 5.00%,
  12/1/09                                                 1,110           1,146
Toledo-Lucas County, Port Authority
  Special Assessment Revenue, Crocker
  Park Public Improvements Project,
  5.00%, 12/1/08                                          1,155           1,193
University of Cincinnati, 5.00%,
  6/1/10                                                    300             323
University of Cincinnati, GO, 5.50%,
  6/1/09                                                  2,000           2,167
Water Development Authority, Pollution
  Control Facilities Revenue, 5.25%,
  12/1/08, (Callable 12/1/07 @ 101)                       1,000           1,060
                                                                   ------------
                                                                        133,844
                                                                   ------------

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Puerto Rico (4.2%)
Commonwealth, Refunding Series A,
  5.00%, 7/1/30                                    $      3,000    $      3,181
Public Buildings Authority Revenue,
  Refunding, Government Facilities, Series
  K, 4.50%, 7/1/22                                        1,000           1,022
Public Finance Corp., Commonwealth
  Appropriations, Series A, 5.75%, 8/1/27                 1,500           1,650
                                                                   ------------
                                                                          5,853
                                                                   ------------

Total Municipal Bonds                                                   139,697
                                                                   ------------

Money Markets (0.8%)
Goldman Sachs Financial Tax Free
  Money Market Fund                                   1,180,414           1,180
                                                                   ------------

Total Money Markets                                                       1,180
                                                                   ------------

Total Investments (Cost $137,063)+ - 100.2%                             140,877

Liabilities in excess of other assets - (0.2)%                             (354)
                                                                   ------------

NET ASSETS - 100.0%                                                $    140,523
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Michigan Municipal Bond Fund
Schedule of Portfolio Investments
July 31, 2005
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds (99.5%)
Michigan (96.9%)
Ann Arbor Water Supply Systems,
  5.00%, 2/1/10                                    $        880    $        944
Avondale School District, UTGO,
  5.00%, 5/1/10                                             800             859
Birmingham City School District,
  5.00%, 11/1/10                                          1,905           2,055
Building Authority Revenue, 5.00%,
  10/15/29                                                1,000           1,075
Building Authority Revenue, Facilities
  Program, Series III, 5.00%, 10/15/08                    2,000           2,115
Central Michigan University, 5.00%,
  10/1/09                                                 1,605           1,716
Certificate of Participation, Series A,
  5.00%, 9/1/31                                           1,000           1,072
Charles Stewart Mott Community
  College, UTGO, 5.00%, 7/1/09                            1,000           1,067
Clarkston Schools, 4.00%, 5/1/12                            200             205
Comprehensive Transportation, Series
  A, 5.25%, 5/15/09                                       3,000           3,221
Comprehensive Transportation, Series
  B, 5.25%, 5/15/09                                       1,390           1,493
Detroit City School District, Building &
  Site Improvements, Series A, 5.00%,
  5/1/08                                                  1,000           1,051
Detroit Convention Facilities, 5.00%,
  9/30/08                                                 2,000           2,114
Detroit, GO, 6.00%, 4/1/06                                  750             766
  Dexter Community School District, GO,
  6.25%, 5/1/07                                           1,730           1,828
Ferndale, UTGO, 4.50%, 4/1/10                             1,190           1,253
  Forest Hills Public Schools, GO,
  5.25%, 5/1/09                                           2,785           2,984
Frankenmuth School District, UTGO,
  5.50%, 5/1/06                                             125             127
Grand Rapids & Kent County Joint
  Building Authority, GO, 5.50%, 10/1/09                    605             659
Grand Rapids & Kent County Joint
  Building Authority, UTGO, 5.50%, 10/1/07                  535             563
Greater Detroit Resource Recovery
  Authority, 6.25%, 12/13/06                              2,500           2,612
Higher Education Facilities Authority
  Revenue, Hope College Project, 4.60%,
  10/1/08                                                   320             332
Higher Education Facilities Authority
  Revenue, Kalamazoo College Project,
  5.25%, 12/1/05                                            590             594
Higher Education Facilities Authority
  Revenue, Kalamazoo College Project,
  5.25%, 12/1/06                                            725             747
Higher Education Facility Authority -
  Thomas M. Cooley Law School, 4.75%,
  5/1/07                                                  1,265           1,292
Higher Education Student Loan
  Authority Revenue, (AMT), 5.00%,
  3/1/07                                                  2,525           2,579

                                    Continued

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Michigan, continued
Higher Education Student Loan
  Authority Revenue, Series XII-W (AMT),
  4.60%, 9/1/08                                    $      1,000    $      1,038
Higher Education Student Loan
  Authority Revenue, Series XII-W (AMT),
   4.75%, 3/1/09                                            200             209
Higher Education Student Loan
  Authority Revenue, Series XVII-I (AMT),
   3.65%, 3/1/10                                          1,000           1,000
Hospital Finance Authority Revenue,
  Oakwood Obligated Group, 5.00%,
  11/1/05                                                   730             733
Hospital Finance Authority, Bay
  Medical Center, Series A, 5.38%, 7/1/06                 1,855           1,899
Hospital Financial Authority Revenue,
  Hospital Crittenton, Series A, 3.50%,
  3/1/06                                                    200             200
Hospital Financial Authority Revenue,
  Hospital Crittenton, Series A, 3.85%,
  3/1/07                                                    200             201
Hospital Financial Authority Revenue,
  Hospital Crittenton, Series A, 4.15%,
  3/1/08                                                    300             304
Hospital Financial Authority Revenue,
  McLaren Health Care, Series C, 4.00%,
  8/1/08                                                    405             410
Hospital Financial Authority Revenue,
  Sparrow Obligation Group, 5.00%,
  11/15/05                                                1,055           1,061
Hospital Financial Authority Revenue,
  Sparrow Obligation Group, 5.00%,
  11/15/06                                                  735             749
Housing Development Authority,
  (AMT), Series B, 3.25%, 12/1/05                            70              70
Housing Development Authority,
  (AMT), Series B, 3.55%, 12/1/06                           175             175
Housing Development Authority,
  (AMT), Series B, 3.85%, 12/1/07                           215             216
Housing Development Authority,
  (AMT), Series B, 4.13%, 12/1/08                           305             306
Housing Development Authority,
  (AMT), Series B, 4.35%, 12/1/09                           355             356
Housing Development Authority,
  (AMT), Series B, 4.55%, 12/1/10                           455             458
Housing Development Authority,
  (AMT), Series B, 4.65%, 12/1/11                           485             494
Housing Development Authority,
  Parkway Meadows Project, 3.50%,
  10/15/08                                                  930             945
Housing Development Authority,
  Parkway Meadows Project, 3.50%,
  10/15/09                                                  710             717
Kalamazoo Hospital Finance Authority
  Revenue, Bronson Methodist Hospital,
  5.50%, 5/15/08                                            750             797

                                    Continued

                                                    Michigan Municipal Bond Fund
                                    Schedule of Portfolio Investments, continued
                                                                   July 31, 2005
                                           (Amounts in thousands, except shares)
--------------------------------------------------------------------------------

                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Michigan, continued
Kent, Hospital Finance Authority
  Revenue, Spectrum Health, 5.25%,
  1/15/08                                          $        430    $        449
Kent, Hospital Financial Authority
  Revenue, Spectrum Health, Series B,
  5.00%, 7/15/11                                            600             643
Municipal Bond Authority Revenue,
  Series A, 5.25%, 12/1/07                                1,000           1,050
Municipal Building Authority Revenue,
  Government Loan Program, Series C,
  5.00%, 5/1/10                                           1,000           1,075
Muskegon County,Wastewater
  Management System, No. 1, (AMT),
  5.00%, 7/1/06                                           1,130           1,152
Muskegon County,Wastewater
  Management System, No. 1, (AMT),
  5.00%, 7/1/08                                           1,000           1,047
Novi Community School District,
  Building & Site Improvements, 4.13%,
  5/1/08                                                  1,000           1,027
Novi Community School District,
  Building & Site Improvements, 5.00%,
  10/1/08                                                 2,320           2,452
South Central Power Agency, Power
  Supply System Revenue, 5.80%,
  11/1/05                                                    65              66
South Macomb Disposal Authority
  Revenue, 5.00%, 9/1/08                                  1,115           1,177
State Hospital Finance Authority
  Revenue, Holland Community Hospital,
  4.15%, 1/1/12                                             450             458
State Hospital Financial Authority
  Revenue, General Hospital Obligations
  Group, 5.00%, 5/15/10                                     905             950
State Housing Development Authority,
  Multi-Family Revenue, 3.55%, 4/20/08                      395             395
Strategic Fund, Hope Network Project,
  Series B, 4.75%, 9/1/07                                   615             632
Strategic Fund, Limited Obligation
  Revenue, Consumers Energy Company
  Project, 3.38%, 6/15/10                                 2,000           1,992
Strategic Fund, Limited Obligation
  Revenue, Detroit Symphony Project,
  Series B, 2.33%, 6/1/31 (d)                             1,000           1,000
Strategic Fund, Limited Obligation
  Revenue, International Project, 2.00%,
  8/1/05                                                  1,030           1,030
Strategic Fund, Limited Obligation
  Revenue, Solid Waste Disposal, 3.15%,
  12/1/13                                                 1,000             999
Trunk Line, Series A, 5.50%, 11/1/07                      1,025           1,082
Trunk Line, Series A, 5.25%, 11/1/09                      1,000           1,078
University of Michigan Hospital
  Revenue, 5.00%, 12/1/08                                 2,000           2,113
University of Michigan Hospital
  Revenue, 5.00%, 12/1/09                                   510             544

                                    Continued

                                                    Shares or
                                                    Principal
                                                      Amount           Value
                                                   ------------    -------------
Municipal Bonds, continued
Michigan, continued
Warren Building Authority, 3.70%,
  11/1/09                                          $        225    $        227
Wayne Charter,Airport Revenue, Series
  D, 5.25%, 12/1/06                                       2,000           2,060
Wayne County Airport Authority,
  5.00%, 12/1/09                                          1,000           1,059
Wayne County Community College,
  5.25%, 7/1/09                                           1,000           1,076
Wayne-Westland Community Schools,
  5.00%, 5/1/10                                           1,000           1,076
Wyandotte, Electric Revenue, (AMT),
  4.50%, 10/1/11                                            600             624
Wyandotte, Electric Revenue, (AMT),
  5.00%, 10/1/12                                            600             641
Zeeland,Water System Revenue,
  (AMT), 4.00%, 10/1/06                                     245             248
Zeeland,Water System Revenue,
  (AMT), 4.00%, 10/1/07                                     255             258
Zeeland,Water System Revenue,
  (AMT), 4.00%, 10/1/08                                     270             273
Zeeland,Water System Revenue,
  (AMT), 4.00%, 10/1/09                                     280             282
                                                                   ------------
                                                                         77,896
                                                                   ------------
Puerto Rico (2.6%)
Public Buildings Authority Revenue,
  Refunding, Government Facilities, Series
  K, 4.50%, 7/1/22                                        1,000           1,022
Public Finance Corp., Commonwealth
  Appropriations, Series A, 5.75%, 8/1/27                 1,000           1,100
                                                                   ------------
                                                                          2,122
                                                                   ------------

Total Municipal Bonds                                                    80,018
                                                                   ------------

Money Markets (1.0%)
AIM Tax Free Money Market Fund                              170              --#
Dreyfus Tax Exempt Money Market
  Fund                                                    4,703               5
Goldman Sachs Financial Tax Free
  Money Market Fund                                     169,728             170
Merrill Lynch Institutional Tax Exempt
  Fund                                                  647,795             648
                                                                   ------------

Total Money Markets                                                         823
                                                                   ------------

Total Investments (Cost $80,590)+ - 100.5%                               80,841

Liabilities in excess of other assets - (0.5)%                             (405)
                                                                   ------------

NET ASSETS - 100.0%                                                $     80,436
                                                                   ============

                 See notes to schedules of portfolio investments
                       and notes to financial statements.

Fifth Third Funds
Notes to Schedules of Portfolio Investments
July 31, 2005
(Amounts in Thousands)
--------------------------------------------------------------------------------

*     Non-income producing security.

**    Rate represents the effective yield at purchase.

#     Market value is less than five hundred dollars.

+     Represents cost for financial reporting purposes.

(a) Part of this security has been deposited as initial margin on open futures contracts.

(b)   Affiliate.

(c) Dollar value included in the security description indicated represents expected per share annual dividend.

(d) Variable rate security. Rate presented represents rate in effect at July 31, 2005. Maturity date represents actual maturity date.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f) All or part of this security has been deposited as collateral for TBA security.

(g)   All or part of this security was on loan at July 31, 2005.

(h)   Investment is in Institutional Shares of the underlying fund.

(i)   Common Stock.

(j) The Fund's securities were fair valued at July 31, 2005 using procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GDR - Global Depositary Receipts
GO - General Obligation
LLC - Limited Liability Company
LP - Limited Partnership
REITS - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
TBA - To be announced
TRAINS - Targeted Return Index Security
UTGO - Unlimited Tax General Obligation

                                                        Cost of                                                     Net
                                                     Investments for        Gross                Gross          Unrealized
                                                      Federal Tax         Unrealized          Unrealized       Appreciation/
                                                        Purposes         Appreciation        Depreciation     (Depreciation)
                                                        --------         ------------        ------------     --------------
Small Cap Growth Fund                                  $ 243,215           $  62,598          $    (957)        $  61,641
Mid Cap Growth Fund                                      416,381             135,991             (3,238)          132,753
Quality Growth Fund                                      849,239             177,364             (8,430)          168,934
Large Cap Core Fund                                      194,457              21,800             (4,346)           17,454
Equity Index Fund                                        262,708             234,342            (19,032)          215,310
Balanced Fund                                            146,137              12,678               (733)           11,945
Micro Cap Value Fund                                     144,889              61,485             (7,669)           53,816
Small Cap Value Fund                                     177,973              24,834             (1,025)           23,809
Multi Cap Value Fund                                     325,050             122,916             (8,220)          114,696
Disciplined Large Cap Value Fund                         536,641             144,450             (8,743)          135,707
LifeModel Aggressive Fund(SM)                            111,493              24,460               (378)           24,082
LifeModel Moderately Aggressive Fund(SM)                 253,515              42,892             (1,691)           41,201
LifeModel Moderate Fund(SM)                              460,880              42,671             (6,334)           36,337
LifeModel Moderately Conservative Fund(SM)                97,052              11,414             (1,488)            9,926
LifeModel Conservative Fund(SM)                           58,244               3,027             (1,042)            1,985
Strategic Income Fund                                    158,303              11,100             (3,173)            7,927
Select Stock Fund                                         11,311               2,736               (161)            2,575
Technology Fund                                           53,416               2,796               (440)            2,356
International Equity Fund                                327,348              46,892            (45,429)            1,463
Bond Fund                                                416,909               2,943             (2,052)              891
Intermediate Bond Fund                                   660,190               2,835             (7,140)           (4,305)
Short Term Bond Fund                                     396,495                  31             (7.569)           (7,538)
U.S. Government Bond Fund                                 70,210                 353               (574)             (221)
Municipal Bond Fund                                       51,436               2,563                (50)            2,513
Intermediate Municipal Bond Fund                         203,073               7,064               (654)            6,410
Ohio Municipal Bond Fund                                 136,847               4,585               (555)            4,030
Michigan Municipal Bond Fund                              80,577                 618               (354)              264

                        See notes to financial statements

                                                               Fifth Third Funds
                          Notes to Schedules of Portfolio Investments, continued
                                                                   July 31, 2005
--------------------------------------------------------------------------------

The table below reflects the Balanced Fund's activities in written options, all of which were for purposes of earning additonal income during the period. The Balanced Fund had outstanding written option contracts of Bank of America Corp., $50.00, 8/20/05 at the end of the period. No other Funds engaged in written option contracts during the year ended July 31, 2005:


                         Balance at        Options         Options         Balance
                        July 31, 2004      written         expired       July 31, 2005
                        -------------      -------         -------       -------------
Number of Contracts
Balanced Fund                  --                57             (23)              34

Premiums
Balanced Fund              $   --          $     22        $    (14)        $      8

Open futures contracts as of July 31, 2005
(Amounts in thousands except contract amount):

                                                                                                     Unrealized
                                 Number of                                          Notional        Appreciation/    Market
                                 Contracts        Contract Type                      Amount        (Depreciation)     Value
                                 ---------        -------------------------         --------       --------------   ---------
Small Cap Growth Fund                   15        Russell 2000, 9/15/05             $  4,719           $   397      $   5,116
                                       ===                                          ========           =======      =========
Large Cap Core Fund                     18        Standard & Poor's 500, 9/15/05       5,475                91          5,566
                                       ===                                          ========           =======      =========
Equity Index Fund                       22        Standard & Poor's 500, 9/15/05       6,605               197          6,802
                                       ===                                          ========           =======      =========
International Equity Fund               21        DAX, 9/16/05                         3,099                20          3,119
                                        15        S&P/MIB, 9/16/05                    (3,065)                2         (3,063)
                                        43        HANG SENG, 8/30/05                   4,093                24          4,117
                                        29        TOPIX, 9/08/05                       3,093                16          3,109
                                       129        MSCI Taiwan, 8/30/05                 3,417               (47)         3,370
                                       ---                                          --------           -------      ---------
                                       237                                          $ 10,637           $    15      $  10,652
                                       ===                                          ========           =======      =========

As of July 31, 2005, the following Funds had securities on loan with the following market values and collateral amounts:

                                                                                           Average
                                                                             Market         Loan
                                                           Open             Value of     Outstanding
                                         Cash           Collateral           Loaned      during the
                                      Collateral        Commitments        Securities       year
                                      ----------        -----------        ----------   -------------
Small Cap Growth Fund                  $ 65,350          $    (52)          $  63,524     $ 52,252
Mid Cap Growth Fund                      95,287            (1,460)             91,242       82,725
Quality Growth Fund                     117,696              (637)            113,865      102,966
Large Cap Core Fund                      16,933               (15)             16,458       10,071
Equity Index Fund                        57,984              (365)             56,045       61,033
Balanced Fund                            14,651               (81)             14,173       11,708
Micro Cap Value Fund                     23,129              (196)             22,306       13,719
Small Cap Value Fund                     37,661              (209)             36,430       36,369
Multi Cap Value Fund                     63,202              (226)             61,262       51,876
Disciplined Large Cap Value Fund         66,221              (373)             64,052       59,608
Technology Fund                          8,901                (64)              8,596       10,541
International Equity Fund                22,137                49              21,586       31,125
Bond Fund                                29,073              (105)             28,179       13,859
Intermediate Bond Fund                   80,375              (131)             78,064      130,072
Short Term Bond Fund                     39,788                (2)             38,706      129,582

                        See notes to financial statements

Fifth Third Funds
Notes to Schedules of Portfolio Investments, continued
July 31, 2005
--------------------------------------------------------------------------------

The cash collateral received by the Fifth Third Funds at July 31, 2005, was pooled and invested in the following:

Security Type               Security Name                                     Value               Rate      Maturity Date
-----------------------     ---------------------------------               --------             ------    ----------------
Certificate of Deposit      Bayersiche Landesbank NY                        $ 25,000              3.45%        08/24/06
Floating Rate Security      International Lease Finance Corp.                  5,000              3.23%        08/01/05
Floating Rate Security      International Lease Finance Corp.                  1,260              3.19%        08/01/05
Floating Rate Security      Bear, Stearns & Co., Inc.                         25,000              3.49%        08/02/05
Floating Rate Security      American Express Credit Co.                        7,700              3.35%        08/09/05
Floating Rate Security      Credit Suisse First Boston                        35,000              3.21%        08/10/05
Floating Rate Security      MetLife Global Funding, Inc.                       4,000              3.35%        08/26/05
Floating Rate Security      International Lease Finance Corp.                 17,946              3.46%        09/22/05
Floating Rate Security      Goldman Sachs Group, Inc.                         20,000              3.48%        09/27/05
Floating Rate Security      American Express Credit Co.                        5,001              3.35%        10/14/05
Floating Rate Security      General Electric Co.                              10,002              3.61%        10/24/05
Floating Rate Security      General Electric Co.                              10,001              3.65%        10/24/05
Floating Rate Security      Westdeutsche Landesbank                           34,995              3.48%        10/31/05
Floating Rate Security      Merrill Lynch & Co., Inc.                          8,362              3.19%        11/04/05
Floating Rate Security      Credit Suisse First Boston                         5,001              3.35%        12/08/05
Floating Rate Security      IBM Corp.                                         35,000              3.31%        01/09/06
Floating Rate Security      General Electric Capital Corp.                     7,704              3.33%        01/09/06
Floating Rate Security      Goldman Sachs Group, Inc.                         17,000              3.43%        01/13/06
Floating Rate Security      Abbey National Treasury Service                   25,008              3.58%        01/13/06
Floating Rate Security      Abbey National Treasury Service                   15,005              3.58%        01/13/06
Floating Rate Security      General Electric Capital Corp.                     6,007              3.18%        02/03/06
Floating Rate Security      General Electric Capital Corp.                     5,006              3.18%        02/06/06
Floating Rate Security      Wal-Mart Stores, Inc.                             39,979              3.36%        03/16/06
Floating Rate Security      American Express Bank                             27,000              3.37%        03/16/06
Floating Rate Security      Merrill Lynch & Co., Inc.                         29,016              3.39%        03/17/06
Floating Rate Security      Proctor & Gamble Co.                              25,000              3.34%        07/10/06
Floating Rate Security      Morgan Stanley                                    10,000              3.33%        08/03/06
Floating Rate Security      Morgan Stanley                                     5,000              3.33%        08/03/06
Floating Rate Security      Morgan Stanley                                    25,000              3.34%        08/04/06
Floating Rate Security      Bank of New York Co., Inc.                        40,000              3.32%        08/10/06
Floating Rate Security      HSBC Finance Corp.                                35,000              3.45%        08/24/06
Floating Rate Security      Florida Heart Group                                8,915              3.49%        04/01/14
Floating Rate Security      Guiding Light Church                              11,000              3.44%        03/01/25
Repurchase Agreement        Barclays Capital Markets                          57,480              3.30%        08/01/05
Repurchase Agreement        UBS Investment Bank                              100,000              3.30%        08/01/05

                       See notes to financial statements

                                                               Fifth Third Funds
                          Notes to Schedules of Portfolio Investments, continued
                                                                   July 31, 2005
--------------------------------------------------------------------------------

International Equity Fund Foreign Currency Contracts as of July 31, 2005:


                            Contract                                                   Current
                             Amount                            Contract                 Value                 Unrealized
      Delivery               (Local                           Value U.S.                 U.S.                Appreciation/
        Date                Currency)                           Dollar                  Dollar               (Depreciation)
      ---------             ---------                         ----------               --------              --------------
British Pound Sterling
------------------------------------
Short Contracts
      9/15/05                 1,833                             $3,216                  $3,220                    ($4)
      9/08/05                 1,906                              3,305                   3,348                    (43)
      8/01/05                   435                                760                     765                     (5)
      8/02/05                    90                                158                     158                     --^
Long Contracts
      9/15/05                 1,833                              3,193                   3,220                     27
      9/08/05                 1,906                              3,375                   3,348                    (27)
Danish Kroner
------------------------------------
Long Contracts
      8/01/05                 1,047                                169                     170                      1
Euro
------------------------------------
Short Contracts
      9/08/05                 5,422                              6,650                   6,585                     65
      9/15/05                 5,898                              7,170                   7,166                      4
      9/15/05                 1,677                              2,042                   2,037                      5
      9/15/05                 1,570                              1,907                   1,907                     --^
      9/15/05                 1,055                              1,276                   1,282                     (6)
      9/15/05                 1,597                              1,942                   1,941                      1
      8/01/05                   293                                354                     356                     (2)
      8/02/05                    69                                 84                      84                     --^
      8/02/05                   665                                808                     807                      1
      8/02/05                   200                                243                     243                     --^
Long Contracts
      9/15/05                 9,541                             11,544                  11,592                     48
      9/15/05                 1,961                              2,382                   2,382                     --^
      9/08/05                 5,422                              6,604                   6,585                    (19)
      9/15/05                   296                                361                     359                     (2)
Hong Kong Dollar
------------------------------------
Short Contracts
      9/08/05                26,249                              3,375                   3,377                     (2)
Japanese Yen
------------------------------------
Short Contracts
      9/08/05               699,647                              6,500                   6,249                    251
      9/08/05               989,325                              9,100                   8,837                    263
      9/15/05             1,547,623                             14,259                  13,834                    425
      9/15/05             1,066,989                              9,845                   9,538                    307
      9/15/05               465,462                              4,297                   4,161                    136
      9/15/05               861,123                              7,934                   7,697                    237
      9/15/05               201,250                              1,862                   1,799                     63
      9/08/05             1,356,240                             12,171                  12,114                     57
Long Contracts
      9/15/05               611,136                              5,643                   5,463                   (180)
      9/15/05             1,907,296                             17,612                  17,049                   (563)
      9/15/05             1,352,172                             12,477                  12,087                   (390)
      9/15/05               271,843                              2,510                   2,430                    (80)
      9/08/05             1,688,972                             15,643                  15,086                   (557)
      9/08/05             1,356,240                             12,203                  12,114                    (89)
      9/15/05               343,650                              3,110                   3,072                    (38)
Norwegian Krone
------------------------------------
Long Contracts
      8/01/05                   741                                113                     114                      1
Swiss Franc
------------------------------------
Long Contracts
      8/02/05                    73                                 56                      57                      1
      8/04/05                    97                                 76                      75                     (1)
Taiwan Dollar
------------------------------------
Long Contracts
      8/25/05                52,414                              1,643                   1,648                      5
      8/25/05                48,586                              1,528                   1,527                     (1)

---------------------
^     Represents fewer than five hundred dollars.

                        See notes to financial statements

Fifth Third Funds
Notes to Schedules of Portfolio Investments, continued
July 31, 2005
--------------------------------------------------------------------------------

The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of July 31, 2005, were as follows:

                           Small Cap    Mid Cap      Quality      Large Cap     Equity      Micro Cap    Small Cap    Multi Cap
                            Growth       Growth       Growth        Core        Index        Value        Value        Value
                             Fund         Fund         Fund         Fund         Fund         Fund         Fund         Fund
                           --------     --------     --------     --------     --------     --------     --------     --------
Advertising                   0.9%          --           --           --          0.2%         0.3%          --          0.4%
Aerospace/Defense             1.7%         1.1%         3.7%         3.1%         1.9%          --           --          1.2%
Agriculture                    --           --           --          1.4%         1.5%          --           --           --
Airlines                       --           --           --           --          0.1%         0.7%          --           --
Apparel                       1.5%         2.2%         1.7%          --          0.4%         9.1%         4.4%         0.6%
Auto Manufacturers             --           --           --           --          0.5%          --           --          0.5%
Auto Parts & Equipment        1.9%          --           --          0.9%         0.2%          --          1.1%         2.2%
Banks                         1.9%         1.1%         2.4%         5.2%         6.1%         0.5%         3.9%         3.6%
Beverages                      --           --          0.8%         2.2%         2.2%          --          1.0%         0.5%
Biotechnology                 1.0%         1.5%         1.6%         0.7%         1.2%          --           --          1.4%
Building Materials             --           --           --           --          0.3%         2.2%          --          0.8%
Cash Equivalents             27.2%        21.4%        13.1%         8.7%        13.8%        13.0%        22.8%        16.7%
Chemicals                      --           --           --          0.6%         1.5%         4.3%         6.0%         1.7%
Closed-end Funds               --           --           --           --           --           --           --          0.5%
Commercial Services           5.3%         7.4%          --          1.3%         0.9%         4.7%         7.2%         0.6%
Computers                     2.9%         4.4%         5.3%         4.1%         3.9%         5.3%          --          3.0%
Cosmetics/Personal Care        --           --          2.0%         1.5%         2.3%          --           --          0.8%
Distribution/Wholesale         --          4.2%          --           --^         0.1%         0.6%          --           --
Diversified Financial
  Services                    1.2%         2.8%         6.1%         7.5%         7.5%         1.4%         2.0%         5.4%
Electric                      1.1%          --           --          2.8%         3.2%          --          9.9%         2.7%
Electrical Components
  & Equipment                 2.3%          --          1.5%          --          0.3%         2.2%          --          0.4%
Electronics                   3.7%         5.8%         1.6%         0.6%         0.5%         5.1%         3.5%         2.4%
Engineering &
  Construction                1.1%          --           --           --           --^         1.2%          --           --
Entertainment                 1.1%         1.1%          --           --          0.1%         0.9%          --           --
Environmental Control          --          1.1%          --          0.7%         0.2%         1.1%          --           --
Food                          1.1%          --          1.5%         3.9%         1.7%         2.1%         4.6%         6.4%
Food Service                   --           --           --           --           --           --           --           --
Forest Products & Paper        --           --           --           --          0.5%          --           --          0.9%
  Gas                          --           --           --           --          0.2%          --          1.8%          --
Hand/Machine Tools             --           --           --           --          0.1%         0.4%          --          1.3%
Healthcare-Products          10.9%         8.6%         7.1%         3.9%         3.6%         1.4%         2.5%         1.6%
Healthcare-Services           4.1%         2.1%         4.6%         0.7%         1.7%         1.1%         3.1%         1.6%
Holding Companies-
  Diversified                  --           --           --           --           --           --           --           --
Home Builders                 2.1%         4.5%          --           --          0.3%          --           --           --
Home Furnishings               --          1.2%          --           --          0.1%         3.5%          --          1.9%
Household Products/
  Wares                       3.2%          --           --           --          0.2%         2.2%         2.1%         0.8%
Housewares                     --           --           --          0.8%         0.1%         0.4%          --          0.2%
Insurance                     1.4%         1.6%         1.5%         7.1%         4.6%         2.0%         8.9%         5.9%
Internet                      6.1%         3.3%         1.4%         0.3%         1.1%         2.2%          --           --
Investment Companies          2.2%         7.3%          --^         2.7%         1.5%         1.5%         7.6%         1.5%
Iron/Steel                    0.9%          --           --           --          0.1%         3.9%          --           --
Leisure Time                   --           --           --          0.3%         0.4%         0.7%          --          0.3%
Lodging                        --          1.5%         4.6%         0.8%         0.4%          --           --           --
Machinery-Construction
  & Mining                    1.3%         1.9%          --           --          0.3%          --           --           --
Machinery-Diversified          --           --          2.4%         1.0%         0.3%         0.5%          --          1.8%
Media                          --           --           --          2.1%         3.4%          --           --          2.7%
Metal Fabricate/
  Hardware                     --           --           --           --           --          1.6%          --           --
Mining                         --           --           --          0.2%         0.5%         1.9%         0.6%         0.4%
Miscellaneous
  Manufacturing                --          1.6%         3.3%         3.8%         5.4%         2.8%         0.7%         4.1%
Office Furnishings             --           --           --           --           --           --           --           --
Office/Business
  Equipment                    --           --           --           --          0.2%          --           --           --
Oil & Gas                     4.3%         9.9%         1.2%         9.3%         7.6%         1.3%         1.6%        10.7%
Oil & Gas Services            3.8%         1.8%         1.1%          --          1.1%         4.2%         5.3%         1.7%
Packaging & Containers         --           --           --          0.1%         0.1%          --           --           --
Pharmaceuticals               4.2%         4.6%         5.8%         7.2%         6.0%         1.5%         2.6%         5.0%
Pipelines                      --           --           --          0.3%         0.3%          --           --           --
Real Estate                    --           --           --           --           --           --           --           --
REITS                          --           --           --           --          0.6%         2.1%         0.4%         0.2%
Retail                        8.7%        11.1%        14.1%         7.0%         6.7%         8.3%        11.4%         9.0%
Savings & Loans               0.9%          --           --           --          0.6%          --          0.9%          --
Semiconductors                2.5%         1.7%        13.1%         4.5%         3.4%         1.5%         2.6%         2.9%
Shipbuilding                   --           --           --           --           --           --           --           --
Software                      6.7%         3.1%         3.8%         4.4%         4.2%         1.1%         0.8%         0.3%
Sovereign                     0.2%          --           --           --           --           --           --           --
Storage/Warehousing            --           --           --           --           --           --           --           --
Telecommunications            3.4%         3.6%         5.8%         5.5%         5.8%         4.2%         2.8%         5.9%
Textiles                       --           --          2.0%          --          0.1%         0.7%          --           --
Toys/Games/Hobbies            1.8%          --           --           --          0.1%          --           --          0.5%
Transportation                2.3%          --           --          1.5%         1.5%         6.2%          --          3.0%
Trucking & Leasing             --           --           --           --           --^          --           --           --
Water                          --           --           --           --           --           --           --           --


                          Disciplined              LifeModel              LifeModel
                           Large Cap   LifeModel  Moderately  LifeModel    Moderately   LifeModel   Select             International
                            Value     Aggressive  Aggressive  Moderate   Conservative  Conservative  Stock  Technology     Equity
                             Fund       Fund(SM)    Fund(SM)   Fund(SM)     Fund(SM)     Fund(SM)    Fund      Fund         Fund
                          ----------  ----------- ----------- ---------  ------------- ------------ ------- ---------- -------------
Advertising                     --          --         --        --            --            --         --      2.6%         0.1%
Aerospace/Defense              3.2%         --         --        --            --            --       6.8%       --          0.5%
Agriculture                     --          --         --        --            --            --         --       --          1.0%
Airlines                        --          --         --        --            --            --         --       --          0.1%
Apparel                         --          --         --        --            --            --       2.5%       --          0.1%
Auto Manufacturers             2.0%         --         --        --            --            --         --       --          3.0%
Auto Parts & Equipment          --          --         --        --            --            --         --       --          0.6%
Banks                         11.6%         --         --        --            --            --         --       --         17.4%
Beverages                       --          --         --        --            --            --         --       --          1.0%
Biotechnology                   --          --         --        --            --            --         --      6.6%          --^
Building Materials             1.1%         --         --        --            --            --         --       --          1.8%
Cash Equivalents              10.9%         --         --        --            --            --         --     19.1%         7.0%
Chemicals                      4.0%         --         --        --            --            --         --       --          2.7%
Closed-end Funds                --          --         --        --            --            --         --       --          0.1%
Commercial Services            1.4%         --         --        --            --            --         --       --          1.3%
Computers                      3.1%         --         --        --            --            --       6.2%     14.1%         0.5%
Cosmetics/Personal Care         --          --         --        --            --            --         --       --          0.6%
Distribution/Wholesale         1.1%         --         --        --            --            --         --       --          0.9%
Diversified Financial
  Services                     7.4%         --         --        --            --            --      11.5%       --          1.5%
Electric                       4.3%         --         --        --            --            --         --       --          3.0%
Electrical Components
  & Equipment                   --          --         --        --            --            --         --       --          0.9%
Electronics                    2.0%         --         --        --            --            --       3.8%      9.4%         1.5%
Engineering &
  Construction                  --          --         --        --            --            --         --       --          1.1%
Entertainment                   --          --         --        --            --            --         --       --          0.4%
Environmental Control           --          --         --        --            --            --         --       --           --^
Food                           6.9%         --         --        --            --            --         --       --          3.6%
Food Service                    --          --         --        --            --            --         --       --          0.1%
Forest Products & Paper        0.8%         --         --        --            --            --         --       --          0.6%
Gas                             --          --         --        --            --            --         --       --          0.6%
Hand/Machine Tools              --          --         --        --            --            --         --       --          0.5%
Healthcare-Products             --          --         --        --            --            --       8.8%      1.1%         0.5%
Healthcare-Services            1.2%         --         --        --            --            --       5.9%       --           --^
Holding Companies-
  Diversified                   --          --         --        --            --            --         --       --          0.7%
Home Builders                   --          --         --        --            --            --         --       --          0.3%
Home Furnishings                --          --         --        --            --            --         --       --          0.9%
Household Products/
  Wares                         --          --         --        --            --            --         --       --          0.3%
Housewares                      --          --         --        --            --            --         --       --           --^
Insurance                      7.9%         --         --        --            --            --         --       --          3.3%
Internet                        --          --         --        --            --            --         --     10.5%         0.3%
Investment Companies           2.6%      100.0%     100.1%     99.8%        100.1%        100.0%       0.1%      --          5.2%
Iron/Steel                      --          --         --        --            --            --         --       --          1.0%
Leisure Time                   1.7%         --         --        --            --            --         --       --          0.2%
Lodging                         --          --         --        --            --            --       1.7%       --          0.3%
Machinery-Construction
  & Mining                     2.1%         --         --        --            --            --         --       --          0.2%
Machinery-Diversified           --          --         --        --            --            --       3.3%       --          0.3%
Media                          2.3%         --         --        --            --            --         --       --          1.0%
Metal Fabricate/
  Hardware                      --          --         --        --            --            --         --       --          0.2%
Mining                         0.7%         --         --        --            --            --         --       --          2.5%
Miscellaneous
  Manufacturing                2.7%         --         --        --            --            --       3.7%       --          1.6%
Office Furnishings              --          --         --        --            --            --         --       --           --^
Office/Business
  Equipment                     --          --         --        --            --            --         --       --          0.7%
Oil & Gas                     13.9%         --         --        --            --            --         --       --          9.2%
Oil & Gas Services              --          --         --        --            --            --         --       --           --
Packaging & Containers          --          --         --        --            --            --         --       --          0.1%
Pharmaceuticals                6.8%         --         --        --            --            --       6.3%     3.1%          6.5%
Pipelines                       --          --         --        --            --            --         --       --           --
Real Estate                     --          --         --        --            --            --         --       --          2.1%
REITS                           --          --         --        --            --            --         --       --          0.3%
Retail                         4.1%         --         --        --            --            --      12.9%      --           1.9%
Savings & Loans                 --          --         --        --            --            --         --       --           --
Semiconductors                 1.4%         --         --        --            --            --      17.3%     28.4%         0.4%
Shipbuilding                    --          --         --        --            --            --         --       --           --^
Software                        --          --         --        --            --            --         --      6.2%         0.7%
Sovereign                       --          --         --        --            --            --         --       --           --
Storage/Warehousing             --          --         --        --            --            --         --       --           --^
Telecommunications             3.5%         --         --        --            --            --       6.0%     18.5%         8.0%
Textiles                        --          --         --        --            --            --       3.2%       --          0.2%
Toys/Games/Hobbies              --          --         --        --            --            --         --       --          0.1%
Transportation                  --          --         --        --            --            --         --       --          1.7%
Trucking & Leasing              --          --         --        --            --            --         --       --           --
Water                           --          --         --        --            --            --         --       --          0.3%

------------------------
^     Amount is less than 0.05%.

                       See notes to financial statements


                                    114 & 115

Fifth Third Funds
Notes to Schedules of Portfolio Investments, continued
July 31, 2005
--------------------------------------------------------------------------------

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of July 31, 2005, were as follows:

                                                       Strategic                                                    Strategic
                                      Balanced          Income                                         Balanced      Income
                                        Fund             Fund                                            Fund         Fund
                                      --------          ------                                         --------      ------
Advertising                              2.0%              --           Internet                          4.0%          --
Aerospace/Defense                        2.4%              --           Investment Companies               --          3.6%
Agriculture                               --              0.6%          Machinery-Diversified              --           --
Auto Manufacturers                       0.1%             0.3%          Media                             0.3%         1.1%
Automobile ABS                           4.7%              --           Miscellaneous Manufacturing       6.3%         0.2%
Banks                                    8.6%            15.8%          Oil & Gas                         3.4%         1.0%
Beverages                                2.9%              --           Oil & Gas Services                2.7%          --
Cash Equivalents                        14.7%              --           Other ABS                         0.7%          --
Chemicals                                3.0%              --           Pharmaceuticals                   4.1%         0.7%
Closed-end Funds                          --              9.2%          Pipelines                         0.2%         0.6%
Commercial MBS                           5.6%              --           Regional (state/provnc)            --          0.6%
Computers                                2.8%              --           REITS                              --         17.3%
Cosmetics/Personal Care                  1.3%             0.4%          Retail                            3.9%         0.6%
Credit Card ABS                           --              0.3%          Savings & Loans                    --          0.5%
Diversified Financial Services           3.9%            21.1%          Semiconductors                    3.6%          --
Electric                                 0.8%             5.6%          Software                          2.5%          --
Electrical Components & Equipment        0.8%              --           Sovereign                        17.6%         6.0%
Food                                      --              1.4%          Telecommunications                1.9%         1.5%
Forest Products & Paper                   --              1.1%          Transportation                    0.4%         0.3%
Healthcare-Products                      2.8%              --           WL Collateral CMO                 6.3%         4.3%
Holding Companies-Diversified             --              0.6%
Insurance                                3.4%             5.5%

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of July 31, 2005, were as follows:

                                             Intermediate            Ohio          Michigan
                               Municipal       Municipal           Municipal       Municipal
                                  Bond           Bond                Bond            Bond
                                  Fund           Fund                Fund            Fund
                               ---------       ---------           ---------       ---------
Airport                            6.3%           6.4%                 --            3.9%
Cash Equivalents                   0.7%           2.3%                0.8%           1.0%
Development                        6.7%           6.8%                2.6%           5.0%
Education                          5.1%           1.2%                3.5%            --
Facilities                         2.1%           4.4%                6.6%           9.4%
General                            8.0%           5.3%                6.5%           5.3%
General Obligation                10.5%          14.3%               15.7%           9.9%
Higher Education                  13.0%           3.5%               13.1%           7.2%
Housing                            7.8%           3.9%                3.1%           2.1%
Medical                            8.2%           8.1%               15.3%          15.0%
Multifamily Housing                 --            0.2%                 --            0.5%
Pollution                           --            0.5%                7.6%           6.0%
Power                               --            6.9%                7.9%           1.7%
School District                   17.5%          14.5%               11.4%          13.9%
Single Family Housing              4.4%           2.3%                1.2%           2.6%
Student Loan                       2.0%           5.9%                 --            6.0%
Transportation                     3.9%           5.4%                4.2%           8.5%
Utilities                          0.5%           3.8%                0.7%            --
Water                              4.2%           4.4%                 --            2.5%

                        See notes to financial statements

                                                               Fifth Third Funds
                          Notes to Schedules of Portfolio Investments, continued
                                                                   July 31, 2005
--------------------------------------------------------------------------------

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of July 31, 2005, were as follows:

                                                                             U. S.
                                               Intermediate  Short Term   Government
                                      Bond         Bond         Bond         Bond
                                      Fund         Fund         Fund         Fund
                                   ----------  ------------  ----------   ----------
Agency Collateral CMO                   --          2.0%          --           --
Agency Collateral PAC CMO               --           --          3.2%          --
Auto Manufacturers                     0.2%         0.9%         0.4%          --
Automobile ABS                         6.9%         3.7%         6.4%          --
Banks                                  7.9%         8.3%         6.9%          --
Beverages                               --          0.2%          --           --
Cash Equivalents                      11.2%        13.9%        13.7%         1.6%
Chemicals                              0.7%         1.1%          --           --
Commercial MBS                        10.4%        17.2%         7.9%          --
Commercial Services                    0.7%         0.8%         0.3%          --
Computers                               --          0.3%         0.9%          --
Construction Machinery                  --           --          0.6%          --
Credit Card ABS                         --          1.6%         0.2%          --
Development                             --           --          0.3%          --
Diversified Financial Services         8.6%        10.4%         8.3%          --
Electric                               1.0%         2.8%         0.6%          --
Food                                   2.5%         0.3%         1.1%          --
Forest Products & paper                 --          0.3%          --           --
Gas                                     --          1.1%         1.1%          --
Healthcare-Services                     --           --          1.0%          --
Home Equity ABS                         --          0.8%         1.1%          --
Household Products/Wares                --          0.2%          --           --
Insurance                               --          1.4%         0.4%          --
Media                                  1.2%         0.7%         0.5%          --
Mining                                  --           --          0.4%          --
Oil & Gas                              0.9%         1.7%         0.2%          --
Other ABS                              5.1%         1.5%         0.6%          --
Pipelines                              0.2%         0.6%         1.0%          --
REITS                                  0.5%         0.5%          --           --
Retail                                 0.5%          --           --           --
Savings & Loans                        1.3%         0.9%          --           --
Sovereign                             54.9%        23.1%        34.1%       109.0%
Telecommunications                     1.1%         0.5%         1.6%          --
Transportation                          --          0.6%          --           --
WL Collateral CMO                     17.6%        16.0%        17.9%          --

                        See notes to financial statements

Fifth Third Funds
Statements of Assets and Liabilities
July 31, 2005
(Amounts in thousands except per share amounts)
--------------------------------------------------------------------------------


                                                                          Small Cap      Mid Cap       Quality      Large Cap
                                                                           Growth        Growth        Growth         Core
Assets:                                                                     Fund          Fund          Fund          Fund
                                                                          --------      --------      --------      ---------
Investments, at cost                                                      $237,842      $389,505      $843,113      $188,606
Net unrealized appreciation                                                 61,643       132,899       174,970        18,032
                                                                          --------      --------      --------      --------
Investments, at value                                                      299,485       522,404      1,018,083      206,638
Investment in affiliates, at value (cost $5,371; $26,730; $90; $5,273;
   $6,248; $0, $1,055; $12,492; $3,297; $16,086; $0, respectively)           5,371        26,730            90         5,273
                                                                          --------      --------      --------      --------
   Total Investments                                                       304,856       549,134      1,018,173      211,911
Cash                                                                            --            --            --            --
Interest, dividends and other receivables                                       42            88           220           162
Receivable for investments sold                                              2,200         3,581        42,855            --
Receivable for Fund shares sold                                                 --            43            17             9
Receivable from Advisor and affiliates                                          --            --            --             3
Prepaid expenses and other assets                                               17            33            41            12
                                                                          --------      --------      --------      --------
   Total Assets                                                            307,115       552,879      1,061,306      212,097
                                                                          --------      --------      --------      --------
Liabilities:
Payable to Custodian                                                            --            --            --            --
Options written, at value (premiums received $0, $0, $0, $0,
   $0, $8, $0, $0, $0, $0 and, $0, respectively)                                --            --            --            --
Payable for investments purchased                                            1,286        12,628        42,484            --
Payable for securities loaned                                               65,350        95,287       117,696        16,933
Payable for Fund shares redeemed                                                21            46           394             8
Payable for variation margin on futures contracts                               18            --            --            46
Accrued expenses and other payables:
   Payable to Advisor and affiliates                                           153           317           644           125
   Distribution and administrative services fees                                 7            17            56             6
   Other                                                                        56            42           144            30
                                                                          --------      --------      --------      --------
   Total Liabilities                                                        66,891       108,337       161,418        17,148
                                                                          --------      --------      --------      --------
Net Assets:
Paid-in Capital                                                            164,125       333,392       832,387       216,905
Accumulated net investment income/(loss)                                       (12)           --            --            20
Accumulated net realized gain/(loss) from investment
   transactions, option contracts and futures                               14,071       (21,749)     (107,469)      (40,099)
Net unrealized appreciation on investments, options and futures             62,040       132,899       174,970        18,123
                                                                          --------      --------      --------      --------
   Net Assets                                                             $240,224      $444,542      $899,888      $194,949
                                                                          ========      ========      ========      ========
Market value of securities loaned
                                                                          $ 63,524      $ 91,242      $113,865      $ 16,458
                                                                          ========      ========      ========      ========
Net Assets:
   Institutional Shares                                                   $213,892      $392,929      $707,766      $169,723
   Class A Shares                                                           22,714        41,921       165,836        24,026
   Class B Shares                                                            1,805         6,874        17,791         1,007
   Class C Shares                                                              618         1,600         5,238           193
   Advisor Shares                                                            1,195         1,218         3,257            NA
   Select Shares                                                                NA            NA            NA            NA
   Preferred Shares                                                             NA            NA            NA            NA
   Trust Shares                                                                 NA            NA            NA            NA
                                                                          --------      --------      --------      --------
   Total                                                                  $240,224      $444,542      $899,888      $194,949
                                                                          ========      ========      ========      ========
Shares of Beneficial Interest Outstanding
   (Unlimited number of shares authorized, no par value):
   Institutional Shares                                                     13,731        24,514        43,317        11,620
   Class A Shares                                                            1,497         2,672        10,333         1,667
   Class B Shares                                                              122           454         1,146            70
   Class C Shares                                                               42           110           346            13
   Advisor Shares                                                               79            78           205            NA
   Select Shares                                                                NA            NA            NA            NA
   Preferred Shares                                                             NA            NA            NA            NA
   Trust Shares                                                                 NA            NA            NA            NA
                                                                          --------      --------      --------      --------
   Total                                                                    15,471        27,828        55,347        13,370
                                                                          ========      ========      ========      ========
Net Asset Value
   Institutional Shares                                                   $  15.58      $  16.03      $  16.34      $  14.61
                                                                          ========      ========      ========      ========
   Class A Shares-redemption price per share                              $  15.17      $  15.69      $  16.05      $  14.42
                                                                          ========      ========      ========      ========
   Class B Shares-offering price per share*
                                                                          $  14.85      $  15.16      $  15.52      $  14.46
                                                                          ========      ========      ========      ========
   Class C Shares-offering price per share*                               $  14.86      $  14.61      $  15.12      $  14.46
                                                                          ========      ========      ========      ========
   Advisor Shares                                                         $  15.21      $  15.56      $  15.92            NA
                                                                          ========      ========      ========      ========
   Select Shares                                                                NA            NA            NA            NA
                                                                          ========      ========      ========      ========
   Preferred Shares                                                             NA            NA            NA            NA
                                                                          ========      ========      ========      ========
   Trust Shares                                                                 NA            NA            NA            NA
                                                                          ========      ========      ========      ========
Maximum sales charge-Class A Shares                                           5.00%         5.00%         5.00%         5.00%
 Maximum Offering Price (100%/(100%-Maximum sales charge)
   of net asset value adjusted to the nearest cent) per share
   (Class A Shares)                                                       $  15.97      $  16.52      $  16.89      $  15.18
                                                                          ========      ========      ========      ========


                                                                         Equity                       Micro Cap     Small Cap
                                                                          Index        Balanced        Value         Value
Assets:                                                                   Fund           Fund           Fund          Fund
                                                                        ---------      ---------      ---------     ---------
Investments, at cost                                                    $ 251,464      $ 145,934      $ 143,753     $ 165,454
Net unrealized appreciation                                               220,306         12,148         53,897        23,836
                                                                        ---------      ---------      ---------     ---------
Investments, at value                                                     471,770        158,082        197,650       189,290
Investment in affiliates, at value (cost $5,371; $26,730; $90; $5,273;
   $6,248; $0, $1,055; $12,492; $3,297; $16,086; $0, respectively)          6,248             --          1,055        12,492
                                                                        ---------      ---------      ---------     ---------
   Total Investments                                                      478,018        158,082        198,705       201,782
Cash                                                                           --            228             --            --
Interest, dividends and other receivables                                     536            364            592            57
Receivable for investments sold                                                --             --          2,272         1,202
Receivable for Fund shares sold                                                 5             30             74            27
Receivable from Advisor and affiliates                                         15             --             --            --
Prepaid expenses and other assets                                              26             31             26             9
                                                                        ---------      ---------      ---------     ---------
   Total Assets                                                           478,600        158,735        201,669       203,077
                                                                        ---------      ---------      ---------     ---------
Liabilities:
Payable to Custodian                                                           --             --            101            --
Options written, at value (premiums received $0, $0, $0, $0,
   $0, $8, $0, $0, $0, $0 and, $0, respectively)                               --              2             --            --
Payable for investments purchased                                              --          9,482            524            --
Payable for securities loaned                                              57,984         14,651         23,129        37,661
Payable for Fund shares redeemed                                               93            132            118            --^
Payable for variation margin on futures contracts                              59             --             --            --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                                           51             78            162           132
   Distribution and administrative services fees                               49             26             32             3
   Other                                                                       79             34             24            13
                                                                        ---------      ---------      ---------     ---------
   Total Liabilities                                                       58,315         24,405         24,090        37,809
                                                                        ---------      ---------      ---------     ---------
Net Assets:
Paid-in Capital                                                           256,883        174,348         98,163       131,105
Accumulated net investment income/(loss)                                      697            122             --            --
Accumulated net realized gain/(loss) from investment
   transactions, option contracts and futures                             (57,798)       (52,294)        25,519        10,327
Net unrealized appreciation on investments, options and futures           220,503         12,154         53,897        23,836
                                                                        ---------      ---------      ---------     ---------
   Net Assets                                                           $ 420,285      $ 134,330      $ 177,579     $ 165,268
                                                                        =========      =========      =========     =========
Market value of securities loaned                                       $  56,045      $  14,173      $  22,306     $  36,430
                                                                        =========      =========      =========     =========

Net Assets:
   Institutional Shares                                                 $ 168,279      $  59,868      $  98,885     $ 158,505
   Class A Shares                                                          70,261         59,274         29,172         2,715
   Class B Shares                                                           4,399         10,957          7,348         1,142
   Class C Shares                                                           2,301          4,046          6,143           927
   Advisor Shares                                                           1,928            185         36,031         1,979
   Select Shares                                                           18,690             NA             NA            NA
   Preferred Shares                                                        78,132             NA             NA            NA
   Trust Shares                                                            76,295             NA             NA            NA
                                                                        ---------      ---------      ---------     ---------
   Total                                                                $ 420,285      $ 134,330      $ 177,579     $ 165,268
                                                                        =========      =========      =========     =========
Shares of Beneficial Interest Outstanding
   (Unlimited number of shares authorized, no par value):                   7,173          4,681          8,986         6,946
   Institutional Shares                                                     3,005          4,662          2,707           120
   Class A Shares                                                             189            872            696            51
   Class B Shares                                                              99            322            582            42
   Class C Shares                                                              83             15          3,365            88
   Advisor Shares                                                             797             NA             NA            NA
   Select Shares                                                            3,332             NA             NA            NA
   Preferred Shares                                                         3,253             NA             NA            NA
   Trust Shares                                                         ---------      ---------      ---------     ---------
                                                                           17,931         10,552         16,336         7,247
   Total                                                                =========      =========      =========     =========

Net Asset Value
   Institutional Shares                                                  $   23.46      $   12.79      $   11.00     $   22.82
                                                                         =========      =========      =========     =========
   Class A Shares-redemption price per share                             $   23.38      $   12.71      $   10.78     $   22.68
                                                                         =========      =========      =========     =========
   Class B Shares-offering price per share*                              $   23.24      $   12.57      $   10.56     $   22.29
                                                                         =========      =========      =========     =========
   Class C Shares-offering price per share*                              $   23.26      $   12.55      $   10.56     $   22.25
                                                                         =========      =========      =========     =========
   Advisor Shares                                                        $   23.35      $   12.68      $   10.71     $   22.56
                                                                         =========      =========      =========     =========
   Select Shares                                                         $   23.45             NA             NA            NA
                                                                         =========      =========      =========     =========
   Preferred Shares                                                      $   23.45             NA             NA            NA
                                                                         =========      =========      =========     =========
   Trust Shares                                                          $   23.45             NA             NA            NA
                                                                         =========      =========      =========     =========
Maximum sales charge-Class A Shares                                           5.00%          5.00%          5.00%         5.00%
 Maximum Offering Price (100%/(100%-Maximum sales charge)
   of net asset value adjusted to the nearest cent) per share
   (Class A Shares)                                                      $   24.61      $   13.38      $   11.35     $   23.87
                                                                         =========      =========      =========     =========

                                                                                     Disciplined
                                                                         Multi Cap     Large Cap     LifeModel
                                                                          Value         Value       Aggressive
Assets:                                                                    Fund          Fund         Fund(SM)
                                                                         ---------   -----------     ---------
Investments, at cost                                                     $ 321,715     $ 518,782     $ 111,191
Net unrealized appreciation                                                114,734       137,480        24,384
                                                                         ---------     ---------     ---------
Investments, at value                                                      436,449       656,262       135,575
Investment in affiliates, at value (cost $5,371; $26,730; $90; $5,273;
   $6,248; $0, $1,055; $12,492; $3,297; $16,086; $0, respectively)           3,297        16,086            --
                                                                         ---------     ---------     ---------
   Total Investments                                                       439,746       672,348       135,575#
Cash                                                                            --            --            --
Interest, dividends and other receivables                                      271         1,118             1
Receivable for investments sold                                             12,930         9,740            --
Receivable for Fund shares sold                                                146           119            80
Receivable from Advisor and affiliates                                          --            --             7
Prepaid expenses and other assets                                               15            35             7
                                                                         ---------     ---------     ---------
   Total Assets                                                            453,108       683,360       135,670
                                                                         ---------     ---------     ---------
Liabilities:
Payable to Custodian                                                            --            --            --
Options written, at value (premiums received $0, $0, $0, $0,
   $0, $8, $0, $0, $0, $0 and, $0, respectively)                                --            --            --
Payable for investments purchased                                           10,347         9,503            --
Payable for securities loaned                                               63,202        66,221            --
Payable for Fund shares redeemed                                                89            26             7
Payable for variation margin on futures contracts                               --            --            --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                                           335           437            11
   Distribution and administrative services fees                                49            12            25
   Other                                                                        35            53            16
                                                                         ---------     ---------     ---------
   Total Liabilities                                                        74,057        76,252            59
                                                                         ---------     ---------     ---------
Net Assets:
Paid-in Capital                                                            252,761       431,148       108,374
Accumulated net investment income/(loss)                                        --           524            --
Accumulated net realized gain/(loss) from investment
   transactions, option contracts and futures                               11,556        37,956         2,853
Net unrealized appreciation on investments, options and futures            114,734       137,480        24,384
                                                                         ---------     ---------     ---------
   Net Assets                                                            $ 379,051     $ 607,108     $ 135,611
                                                                         =========     =========     =========
Market value of securities loaned                                        $  61,262     $  64,052     $      --
                                                                         =========     =========     =========

Net Assets:
   Institutional Shares                                                  $ 270,131     $ 574,251     $  70,072
   Class A Shares                                                           39,433        24,805        47,172
   Class B Shares                                                           22,278         5,739        16,203
   Class C Shares                                                            4,553         2,313         2,164
   Advisor Shares                                                           42,656            NA            NA
   Select Shares                                                                NA            NA            NA
   Preferred Shares                                                             NA            NA            NA
   Trust Shares                                                                 NA            NA            NA
                                                                         ---------     ---------     ---------
   Total                                                                 $ 379,051     $ 607,108     $ 135,611
                                                                         =========     =========     =========
Shares of Beneficial Interest Outstanding
   (Unlimited number of shares authorized, no par value):
   Institutional Shares                                                     10,375        38,083         4,879
   Class A Shares                                                            1,531         1,648         3,295
   Class B Shares                                                              887           378         1,150
   Class C Shares                                                              181           155           154
   Advisor Shares                                                            1,663            NA            NA
   Select Shares                                                                NA            NA            NA
   Preferred Shares                                                             NA            NA            NA
   Trust Shares                                                                 NA            NA            NA
                                                                         ---------     ---------     ---------
   Total                                                                    14,637        40,264         9,478
                                                                         =========     =========     =========
Net Asset Value
   Institutional Shares                                                  $   26.04     $   15.08     $   14.36
                                                                         =========     =========     =========
   Class A Shares-redemption price per share                             $   25.76     $   15.05     $   14.32
                                                                         =========     =========     =========
   Class B Shares-offering price per share*                              $   25.11     $   15.17     $   14.08
                                                                         =========     =========     =========
   Class C Shares-offering price per share*                              $   25.09     $   14.94     $   14.08
                                                                         =========     =========     =========
   Advisor Shares                                                        $   25.65            NA            NA
                                                                         =========     =========     =========
   Select Shares                                                                NA            NA            NA
                                                                         =========     =========     =========
   Preferred Shares                                                             NA            NA            NA
                                                                         =========     =========     =========
   Trust Shares                                                                 NA            NA            NA
                                                                         =========     =========     =========
Maximum sales charge-Class A Shares                                           5.00%         5.00%         5.00%
 Maximum Offering Price (100%/(100%-Maximum sales charge)
   of net asset value adjusted to the nearest cent) per share
   (Class A Shares)                                                      $   27.12     $   15.84     $   15.07
                                                                         =========     =========     =========


--------------
*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred dollars.

#     Represents investments in affiliates.

                       See notes to financial statements


                                       118 & 119

Fifth Third Funds
Statements of Assets and Liabilities
July 31, 2005
(Amounts in thousands except per share amounts)
--------------------------------------------------------------------------------

                                                                 LifeModel                     LifeModel
                                                                 Moderately     LifeModel      Moderately      LifeModel
                                                                 Aggressive      Moderate     Conservative   Conservative
                                                                  Fund(SM)       Fund(SM)       Fund(SM)       Fund(SM)
                                                                 ----------     ----------    ------------   ------------
Assets:
Investments, at cost                                             $  252,869     $  460,257     $   96,723     $   57,920
Net unrealized appreciation/(depreciation)                           41,847         36,960         10,255          2,309
                                                                 ----------     ----------     ----------     ----------
Investments, at value                                               294,716        497,217        106,978         60,229
Investment in affiliates, at value (cost $0,$0,$0,$0,
 $4,030, $17,$0,$0,$0,$0,$0, respectively)                               --             --             --             --
                                                                 ----------     ----------     ----------     ----------
   Total Investments                                                294,716#       497,217#       106,978#       60,229#
Cash                                                                     --             --             --             --
Foreign currency, at value (cost $0, $0, $0, $0, $0, $0,
 $0, $962, $0, $0 and $0, respectively)                                  --             --             --             --
Interest, dividends and other receivables                                 4              4              1              2
Receivable for investments sold                                          --          1,474             --             --
Receivable for Fund shares sold                                          37             66              7             45
Receivable for forward foreign currency contracts                        --             --             --             --
Receivable for variation margin on futures contracts                     --             --             --             --
Reclaims receivable                                                      --             --             --             --
Receivable from Advisor and affiliates                                   13             19              5              4
Prepaid expenses and other assets                                        10             10              4              4
                                                                 ----------     ----------     ----------     ----------
   Total Assets                                                     294,780        498,790        106,995         60,284
                                                                 ----------     ----------     ----------     ----------
Liabilities:
Payable to Custodian                                                     --            302             --             --
Distributions payable                                                    --             --             --             --
Payable for investments purchased                                        --             --             --             --
Payable for securities loaned                                            --             --             --             --
Payable for Fund shares redeemed                                        109            115            108              7
Payable for forward foreign currency contracts                           --             --             --             --
Payable for variation margin on futures contracts                        --             --             --             --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                                     21             35             10              7
 Distribution and administrative services fees                           76             67             32             19
   Other                                                                 31             41             12              9
                                                                 ----------     ----------     ----------     ----------
   Total Liabilities                                                    237            560            162             42
                                                                 ----------     ----------     ----------     ----------
Net Assets:
Paid-in Capital                                                     247,263        452,036         94,821         57,588
Accumulated net investment income/(loss)                                143            628            153            128
Accumulated net realized gain/(loss) from investment
transactions, futures and foreign currency                            5,290          8,606          1,604            217
Net unrealized appreciation/(depreciation) on investments,
   futures and foreign currency                                      41,847         36,960         10,255          2,309
                                                                 ----------     ----------     ----------     ----------
   Net Assets                                                    $  294,543     $  498,230     $  106,833     $   60,242
                                                                 ==========     ==========     ==========     ==========
Market value of securities loaned                                $       --     $       --     $       --     $       --
                                                                 ==========     ==========     ==========     ==========
Net Assets:
   Institutional Shares                                          $  110,379     $  340,163     $   38,606     $   22,236
   Class A Shares                                                   125,130        106,044         41,446         20,014
   Class B Shares                                                    50,000         44,111         22,752         12,688
   Class C Shares                                                     9,034          7,912          4,029          5,304
   Advisor Shares                                                        NA             NA             NA             NA
                                                                 ----------     ----------     ----------     ----------
   Total                                                         $  294,543     $  498,230     $  106,833     $   60,242
                                                                 ==========     ==========     ==========     ==========

Shares of Beneficial Interest Outstanding
   (Unlimited number of shares authorized, no par value):
   Institutional Shares                                               7,934         27,167          3,330          2,036
   Class A Shares                                                     9,009          8,480          3,580          1,836
   Class B Shares                                                     3,614          3,544          1,972          1,167
   Class C Shares                                                       653            635            349            488
   Advisor Shares                                                        NA             NA             NA             NA
                                                                 ----------     ----------     ----------     ----------
   Total                                                             21,210         39,826          9,231          5,527
                                                                 ==========     ==========     ==========     ==========
Net Asset Value
   Institutional Shares                                          $    13.91     $    12.52     $    11.59     $    10.92
                                                                 ==========     ==========     ==========     ==========
   Class A Shares-redemption price per share                     $    13.89     $    12.50     $    11.58     $    10.90
                                                                 ==========     ==========     ==========     ==========
   Class B Shares-offering price per share*                      $    13.83     $    12.45     $    11.54     $    10.87
                                                                 ==========     ==========     ==========     ==========
   Class C Shares-offering price per share*                      $    13.83     $    12.45     $    11.54     $    10.88
                                                                 ==========     ==========     ==========     ==========
   Advisor Shares                                                        NA             NA             NA             NA
                                                                 ==========     ==========     ==========     ==========
Maximum sales charge-Class A Shares                                    5.00%          5.00%          5.00%          5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
   of net asset value adjusted to the nearest cent) per share
   (Class A Shares)                                              $    14.62     $    13.16     $    12.19     $    11.47
                                                                 ==========     ==========     ==========     ==========

                                                                  Strategic       Select                       International
                                                                   Income         Stock          Technology        Equity
                                                                    Fund           Fund             Fund            Fund
                                                                 ----------     ----------       ----------       ----------
Assets:
Investments, at cost                                             $  154,171     $   11,294       $   53,178       $  326,479
Net unrealized appreciation/(depreciation)                            8,029          2,575            2,594            2,332
                                                                 ----------     ----------       ----------       ----------
Investments, at value                                               162,200         13,869           55,772          328,811
Investment in affiliates, at value (cost $0,$0,$0,$0,
 $4,030, $17,$0,$0,$0,$0,$0, respectively)                            4,030             17               --               --
                                                                 ----------     ----------       ----------       ----------
   Total Investments                                                166,230         13,886           55,772          328,811
Cash                                                                     --^            --               --            8,074
Foreign currency, at value (cost $0, $0, $0, $0, $0, $0,
 $0, $962, $0, $0 and $0, respectively)                                  --             --               --              966
Interest, dividends and other receivables                             1,071              2                2              594
Receivable for investments sold                                          --             --            7,548            4,706
Receivable for Fund shares sold                                          21             --^              --               --
Receivable for forward foreign currency contracts                        --             --               --            1,897
Receivable for variation margin on futures contracts                     --             --               --               41
Reclaims receivable                                                      --             --               --               98
Receivable from Advisor and affiliates                                   --              1               --                3
Prepaid expenses and other assets                                        17             27               30               37
                                                                 ----------     ----------       ----------       ----------
   Total Assets                                                     167,339         13,916           63,352          345,227
                                                                 ----------     ----------       ----------       ----------
Liabilities:
Payable to Custodian                                                     --             --              247               --
Distributions payable                                                   574             --               --               --
Payable for investments purchased                                       500             --            7,506            3,105
Payable for securities loaned                                            --             --            8,901           22,137
Payable for Fund shares redeemed                                         74              9                8                1
Payable for forward foreign currency contracts                           --             --               --            2,008
Payable for variation margin on futures contracts                        --             --               --               61
Accrued expenses and other payables:
   Payable to Advisor and affiliates                                    148             10               43              325
 Distribution and administrative services fees                           41              2                3               12
   Other                                                                 42              8               15               36
                                                                 ----------     ----------       ----------       ----------
   Total Liabilities                                                  1,379             29           16,723           27,685
                                                                 ----------     ----------       ----------       ----------
Net Assets:
Paid-in Capital                                                     158,007         28,855           92,211          341,328
Accumulated net investment income/(loss)                                (63)            --               --            4,804
Accumulated net realized gain/(loss) from investment
transactions, futures and foreign currency                              (13)       (17,543)         (48,176)         (30,706)
Net unrealized appreciation/(depreciation) on investments,
   futures and foreign currency                                       8,029          2,575            2,594            2,116
                                                                 ----------     ----------       ----------       ----------
   Net Assets                                                    $  165,960     $   13,887       $   46,629       $  317,542
                                                                 ==========     ==========       ==========       ==========
Market value of securities loaned                                $       --     $       --       $    8,596       $   21,586
                                                                 ==========     ==========       ==========       ==========
Net Assets:
   Institutional Shares                                          $   97,921     $    5,973       $   38,941       $  282,476
   Class A Shares                                                     4,423          7,087            5,699           20,509
   Class B Shares                                                     1,909            311            1,160            1,280
   Class C Shares                                                    29,176            516              590              962
   Advisor Shares                                                    32,531             NA              239           12,315
                                                                 ----------     ----------       ----------       ----------
   Total                                                         $  165,960     $   13,887       $   46,629       $  317,542
                                                                 ==========     ==========       ==========       ==========

Shares of Beneficial Interest Outstanding
   (Unlimited number of shares authorized, no par value):
   Institutional Shares                                               8,488            275            3,911           26,176
   Class A Shares                                                       384            332              580            1,898
   Class B Shares                                                       166             15              122              120
   Class C Shares                                                     2,551             25               62               93
   Advisor Shares                                                     2,828             NA               25            1,143
                                                                 ----------     ----------       ----------       ----------
   Total                                                             14,417            647            4,700           29,430
                                                                 ==========     ==========       ==========       ==========
Net Asset Value
   Institutional Shares                                          $    11.54     $    21.71       $     9.96       $    10.79
                                                                 ==========     ==========       ==========       ==========
   Class A Shares-redemption price per share                     $    11.51     $    21.34       $     9.83       $    10.80
                                                                 ==========     ==========       ==========       ==========
   Class B Shares-offering price per share*                      $    11.51     $    20.83       $     9.48       $    10.66
                                                                 ==========     ==========       ==========       ==========
   Class C Shares-offering price per share*                      $    11.43     $    20.27       $     9.45       $    10.39
                                                                 ==========     ==========       ==========       ==========
   Advisor Shares                                                $    11.50             NA       $     9.73       $    10.78
                                                                 ==========     ==========       ==========       ==========
Maximum sales charge-Class A Shares                                    5.00%          5.00%            5.00%            5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)         ==========     ==========       ==========       ==========
   of net asset value adjusted to the nearest cent) per share
   (Class A Shares)                                              $    12.12     $    22.46       $    10.35       $    11.37
                                                                 ==========     ==========       ==========       ==========

                                                                                Intermediate      Short Term
                                                                   Bond            Bond             Bond
                                                                   Fund            Fund             Fund
                                                                 ----------      ----------       ----------
Assets:
Investments, at cost                                             $  415,990      $  658,047       $  393,549
Net unrealized appreciation/(depreciation)                            1,810          (2,162)          (4,592)
                                                                 ----------      ----------       ----------
Investments, at value                                               417,800         655,885          388,957
Investment in affiliates, at value (cost $0,$0,$0,$0,
 $4,030, $17,$0,$0,$0,$0,$0, respectively)                               --              --               --
                                                                 ----------      ----------       ----------
   Total Investments                                                417,800         655,885          388,957
Cash                                                                     --              --               --
Foreign currency, at value (cost $0, $0, $0, $0, $0, $0,
 $0, $962, $0, $0 and $0, respectively)                                  --              --               --
Interest, dividends and other receivables                             1,480           4,861            2,414
Receivable for investments sold                                       2,953           7,419               --
Receivable for Fund shares sold                                           5              --               44
Receivable for forward foreign currency contracts                        --              --               --
Receivable for variation margin on futures contracts                     --              --               --
Reclaims receivable                                                      --              --               --
Receivable from Advisor and affiliates                                    6               7                5
Prepaid expenses and other assets                                        31              28               16
                                                                 ----------      ----------       ----------
   Total Assets                                                     422,275         668,200          391,436
                                                                 ----------      ----------       ----------
Liabilities:
Payable to Custodian                                                     --           1,369                1
Distributions payable                                                    --              --               --
Payable for investments purchased                                    79,856           7,709               --
Payable for securities loaned                                        29,073          80,375           39,788
Payable for Fund shares redeemed                                         32              54               40
Payable for forward foreign currency contracts                           --              --               --
Payable for variation margin on futures contracts                        --              --               --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                                    174             299              166
 Distribution and administrative services fees                            8               8                4
   Other                                                                 35              75               49
                                                                 ----------      ----------       ----------
   Total Liabilities                                                109,178          89,889           40,048
                                                                 ----------      ----------       ----------
Net Assets:
Paid-in Capital                                                     310,320         608,552          375,517
Accumulated net investment income/(loss)                                 48              59               63
Accumulated net realized gain/(loss) from investment
transactions, futures and foreign currency                              919         (28,138)         (19,600)
Net unrealized appreciation/(depreciation) on investments,
   futures and foreign currency                                       1,810          (2,162)          (4,592)
                                                                 ----------      ----------       ----------
   Net Assets                                                    $  313,097      $  578,311       $  351,388
                                                                 ==========      ==========       ==========
Market value of securities loaned                                $   28,179      $   78,064       $   38,706
                                                                 ==========      ==========       ==========
Net Assets:
   Institutional Shares                                          $  292,043      $  544,101       $  333,909
   Class A Shares                                                    15,876          29,798           17,117
   Class B Shares                                                     3,907           3,316               NA
   Class C Shares                                                       649           1,096              362
   Advisor Shares                                                       622              NA               NA
                                                                 ----------      ----------       ----------
   Total                                                         $  313,097      $  578,311       $  351,388
                                                                 ==========      ==========       ==========

Shares of Beneficial Interest Outstanding
   (Unlimited number of shares authorized, no par value):
   Institutional Shares                                                28,996          55,544           35,653
   Class A Shares                                                       1,577           3,034            1,829
   Class B Shares                                                         388             340               NA
   Class C Shares                                                          64             112               39
   Advisor Shares                                                          62              NA               NA
                                                                   ----------      ----------       ----------
   Total                                                               31,087          59,030           37,521
                                                                   ==========      ==========       ==========
Net Asset Value
   Institutional Shares                                            $    10.07      $     9.80       $     9.37
                                                                   ==========      ==========       ==========
   Class A Shares-redemption price per share                       $    10.07      $     9.82       $     9.36
                                                                   ==========      ==========       ==========
   Class B Shares-offering price per share*                        $    10.07      $     9.77               NA
                                                                   ==========      ==========       ==========
   Class C Shares-offering price per share*                        $    10.07      $     9.79       $     9.36
                                                                   ==========      ==========       ==========
   Advisor Shares                                                  $    10.07              NA               NA
                                                                   ==========      ==========       ==========
Maximum sales charge-Class A Shares                                      4.75%           3.50%            3.50%
Maximum Offering Price (100%/(100%-Maximum sales charge)           ==========      ==========       ==========
   of net asset value adjusted to the nearest cent) per share
   (Class A Shares)                                                $    10.57      $    10.18       $     9.70
                                                                   ==========      ==========       ==========

--------------
*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred dollars.

#     Represents investments in affiliates.

                       See notes to financial statements


                                    120 & 121

Fifth Third Funds
Statements of Assets and Liabilities
July 31, 2005
(Amounts in thousands except per share amounts)
--------------------------------------------------------------------------------

                                                                U.S.                    Intermediate       Ohio         Michigan
                                                             Government     Municipal     Municipal      Municipal      Municipal
                                                                Bond          Bond          Bond           Bond           Bond
                                                                Fund          Fund          Fund           Fund           Fund
                                                             ----------    ----------   ------------   ------------   ------------
Assets:
Investments, at cost                                         $   70,356    $   51,464   $    203,082   $    137,063   $     80,590
Net unrealized appreciation                                        (367)        2,485          6,401          3,814            251
                                                             ----------    ----------   ------------   ------------   ------------
   Total Investments                                             69,989        53,949        209,483        140,877         80,841
Interest, dividends and other receivables                           417           623          2,259          1,494            903
Receivable for investments sold                                      --            --          3,911             --             --
Receivable from Advisor and affiliates                               --             2             --             --              2
Prepaid expenses and other assets                                    23            11             24             24              6
                                                             ----------    ----------   ------------   ------------   ------------
   Total Assets                                                  70,429        54,585        215,677        142,395         81,752
                                                             ----------    ----------   ------------   ------------   ------------
Liabilities:
Payable to Custodian                                                 --            --          1,593             --             --
Payable for investments purchased                                 7,019         1,067          4,687          1,742          1,261
Payable for Fund shares redeemed                                     57            --^            --             25             --
Accrued expenses and other payables:
   Payable to Advisor and affiliates                                 28            28             82             73             36
   Distribution and administrative services fees                      8             2              1             13              2
   Other                                                             13            13             28             19             17
                                                             ----------    ----------   ------------   ------------   ------------
   Total Liabilities                                              7,125         1,110          6,391          1,872          1,316
                                                             ----------    ----------   ------------   ------------   ------------
Net Assets:
Paid-in Capital                                                  63,380        48,818        200,466        136,105         80,226
Accumulated net investment income/(loss)                             96            --              8             72             --
Accumulated net realized gain/(loss)
   from investment transactions                                     195         2,172          2,411            532            (41)
Net unrealized appreciation on investments                         (367)        2,485          6,401          3,814            251
                                                             ----------    ----------   ------------   ------------   ------------
   Net Assets                                                $   63,304    $   53,475   $    209,286   $    140,523   $     80,436
                                                             ==========    ==========   ============   ============   ============

Net Assets:
   Institutional Shares
                                                             $   33,246    $   49,802   $    205,078   $    104,554   $     74,099
   Class A Shares                                                27,214         1,637          3,064         27,870          4,713
   Class B Shares                                                    NA         1,479            987          4,279          1,175
   Class C Shares                                                 2,844           179            157          3,820            449
   Advisor Shares                                                    NA           378             NA             NA             NA
                                                             ----------    ----------   ------------   ------------   ------------
   Total                                                     $   63,304    $   53,475   $    209,286   $    140,523   $     80,436
                                                             ==========    ==========   ============   ============   ============

Shares of Beneficial Interest Outstanding
   (Unlimited number of shares authorized, no par value):
   Institutional Shares                                           3,298         4,946         19,858         10,210          7,389
   Class A Shares                                                 2,696           162            297          2,720            470
   Class B Shares                                                    NA           147             96            427            117
   Class C Shares                                                   284            18             15            375             45
   Advisor Shares                                                    NA            38             NA             NA             NA
                                                             ----------    ----------   ------------   ------------   ------------
   Total                                                          6,278         5,311         20,266         13,732          8,021
                                                             ==========    ==========   ============   ============   ============
Net Asset Value
   Institutional Shares
                                                             $    10.08    $    10.07   $      10.33   $      10.24   $      10.03
                                                             ==========    ==========   ============   ============   ============
   Class A Shares-redemption price per share                 $    10.09    $    10.11   $      10.33   $      10.25   $      10.02
                                                             ==========    ==========   ============   ============   ============
   Class B Shares-offering price per share*                          NA    $    10.04   $      10.31   $      10.03   $      10.02
                                                             ==========    ==========   ============   ============   ============
   Class C Shares-offering price per share*
                                                             $    10.01    $    10.05   $      10.33   $      10.20   $      10.02
                                                             ==========    ==========   ============   ============   ============
   Advisor Shares                                                    NA    $    10.06             NA             NA             NA
                                                             ==========    ==========   ============   ============   ============
Maximum sales charge-Class A Shares                                4.75%         4.75%          3.50%          4.75%          4.75%
  Maximum Offering Price (100%/(100%-Maximum  sales
   charge) of net asset value adjusted to the nearest cent)
   per share (Class A Shares)                                $    10.59    $    10.61   $      10.70   $      10.76   $      10.52
                                                             ==========    ==========   ============   ============   ============

-------------
*     Redemption price per share varies by length of time shares are held.

^     Represents fewer than five hundred dollars.

                       See notes to financial statements

                                                               Fifth Third Funds
                                                        Statements of Operations
                                                For the year ended July 31, 2005
                                                          (Amounts in thousands)
--------------------------------------------------------------------------------

                                                       Small Cap    Mid Cap     Quality    Large Cap    Equity
                                                        Growth      Growth      Growth       Core        Index
                                                         Fund        Fund        Fund        Fund        Fund
                                                       ---------   ---------   ---------   ---------   ---------
Investment Income:
Interest income                                        $     173   $     260   $     337   $      84   $     102
Dividend income                                              526       4,003      11,956       2,300      10,005
Income from securities lending                                93          67          86           8          59
                                                       ---------   ---------   ---------   ---------   ---------
   Total Investment Income                                   792       4,330      12,379       2,392      10,166
                                                       ---------   ---------   ---------   ---------   ---------

Expenses:
Investment advisory fees                                   1,679       3,271       7,980         796       1,398
Administrative fees                                          430         727       1,761         200         861
Distribution services fees-Class A Shares                     60         113         471          63         180
Distribution services fees-Class B Shares                     18          67         190           9          42
Distribution services fees-Class C Shares                      6          13          46           1          17
Distribution services fees-Advisor Shares                      6           5          15          NA           8
Administrative services fees-Class C Shares                    2           4          15          --^          6
Administrative services fees-Select Shares                    NA          NA          NA          NA          13
Administrative services fees-Preferred Shares                 NA          NA          NA          NA         160
Administrative services fees-Trust Shares                     NA          NA          NA          NA         196
Accounting fees                                               95         127         225          66         189
Registration and filing fees                                  35          57          70          18          61
Transfer and dividend disbursing agent fees                   94         150         408          58         169
Custody fees                                                  31          28          51          25          74
Trustees' fees and expenses                                    7          12          30           4          15
Other expenses                                                61          85         266          32         150
                                                       ---------   ---------   ---------   ---------   ---------
   Total expenses                                          2,524       4,659      11,528       1,272       3,539
                                                       ---------   ---------   ---------   ---------   ---------
   Less:Waiver and/or reimbursement from
        Advisor and/or affiliates                             --          --          --        (150)     (2,016)
   Transfer and dividend disbursing agent fees waived         (4)        (11)        (12)         (1)        (18)
                                                       ---------   ---------   ---------   ---------   ---------
   Net Expenses                                            2,520       4,648      11,516       1,121       1,505
                                                       ---------   ---------   ---------   ---------   ---------

   Net Investment Income/(Loss)                           (1,728)       (318)        863       1,271       8,661
                                                       ---------   ---------   ---------   ---------   ---------
Realized and Unrealized Gains/(Losses)
   from Investments and Futures:
Net realized gains on investment transactions             21,831       3,529      40,777       6,423      69,597+
Net realized gains on futures transactions                   811          --          --         138         715
Change in unrealized appreciation/depreciation on
   investments and futures                                24,776      83,951      71,107       9,054     (14,823)
                                                       ---------   ---------   ---------   ---------   ---------

Net realized and unrealized gains on investments
   and futures                                            47,418      87,480     111,884      15,615      55,489
                                                       ---------   ---------   ---------   ---------   ---------
Change in net assets resulting from operations         $  45,690   $  87,162   $ 112,747   $  16,886   $  64,150
                                                       =========   =========   =========   =========   =========

-----------
^     Represents fewer than five hundred dollars.

+ Includes realized gains from in-kind transactions in the amount of $65,877.

                        See notes to financial statements

Fifth Third Funds
Statements of Operations
For the year ended July 31, 2005
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                                                                            Disciplined
                                                                        Micro Cap   Small Cap    Multi Cap   Large Cap    LifeModel
                                                             Balanced     Value       Value       Value        Value     Aggressive
                                                               Fund       Fund        Fund        Fund         Fund       Fund(SM)
                                                             ---------  ---------   ---------   ---------   -----------  ---------
Investment Income:
Interest income                                              $   2,257  $     122   $     187   $     525   $     365           --
Dividend income                                                  2,446      2,768       1,156       5,589      14,968    $   1,489#
Income from securities lending                                      10         20          36          89          55           --
                                                             ---------  ---------   ---------   ---------   ---------    ---------
   Total Investment Income                                       4,713      2,910       1,379       6,203      15,388        1,489
                                                             ---------  ---------   ---------   ---------   ---------    ---------
Expenses:
Investment advisory fees                                         1,299      2,265       1,250       3,647       5,276          182
Administrative fees                                                295        407         250         649       1,157          212
Distribution services fees-Class A Shares                          169         93           6          90          59          108
Distribution services fees-Class B Shares                          119         71           8         204          52          141
Distribution services fees-Class C Shares                           33         44           5          35          16           15
Distribution services fees-Advisor Shares                            1        200           9         208          NA           NA
Administrative services fees-Class C Shares                         11         15           2          12           5            5
Accounting fees                                                     91         92          60         119         162           61
Registration and filing fees                                        55         61          11          31          57           14
Transfer and dividend disbursing agent fees                        108        127          48         159         181           71
Custody fees                                                        28         39          19          30          35           14
Trustees' fees and expenses                                          5          6           3          10          19            3
Other expenses                                                      43         65          24          92         162           30
                                                             ---------  ---------   ---------   ---------   ---------    ---------
   Total expenses                                                2,257      3,485       1,695       5,286       7,181          856
                                                             ---------  ---------   ---------   ---------   ---------    ---------

   Less:Waiver and/or reimbursement from
       Advisor and/or affiliates                                  (263)        --          --          --          --         (489)
   Transfer and dividend disbursing agent fees waived               (1)        (5)         (1)        (11)         (9)          (1)
   Distribution services-Class B Shares, Class C Shares
       and Advisor Shares waived                                    --       (166)         --          --          --           --
                                                             ---------  ---------   ---------   ---------   ---------    ---------
   Net Expenses                                                  1,993      3,314       1,694       5,275       7,172          366
                                                             ---------  ---------   ---------   ---------   ---------    ---------

Net Investment Income/(Loss)                                     2,720       (404)       (315)        928        8,216        1,123
                                                             ---------  ---------   ---------   ---------    ---------    ---------
Realized and Unrealized Gains/(Losses)
   from Investments and Options:
Net realized gains/(losses) on investment transactions
   and options                                                   7,493     37,827      12,474      24,985       52,351          637+
Realized gain distributions from underlying funds                   --         --          --          --           --        2,976
Change in unrealized appreciation/depreciation on
   investments and options                                       3,518     (9,592)     18,099      46,090       37,251       14,201
                                                             ---------  ---------   ---------   ---------    ---------    ---------
Net realized and unrealized gains on investments and options    11,011     28,235      30,573      71,075       89,602       17,814
                                                             ---------  ---------   ---------   ---------    ---------    ---------
Change in net assets resulting from operations               $  13,731  $  27,831   $  30,258   $  72,003    $  97,818    $  18,937
                                                             =========  =========   =========   =========    =========    =========

                                                              LifeModel                 LifeModel
                                                              Moderately   LifeModel   Moderately      LifeModel     Strategic
                                                              Aggressive    Moderate   Conservative   Conservative     Income
                                                               Fund(SM)     Fund(SM)     Fund(SM)       Fund(SM)        Fund
                                                             -----------   ---------   ------------   ------------   ---------
Investment Income:
Interest income                                                      --           --           --             --     $   2,416
Dividend income                                               $   4,494#   $  10,951#   $   2,695#     $   1,828#        7,589
Income from securities lending                                       --           --           --             --            --
                                                              ---------    ---------    ---------      ---------     ---------
   Total Investment Income                                        4,494       10,951        2,695          1,828        10,005
                                                              ---------    ---------    ---------      ---------     ---------
Expenses:
Investment advisory fees                                            396          730          160             89         1,717
Administrative fees                                                 463          853          188            104           313
Distribution services fees-Class A Shares                           284          262          103             58             7
Distribution services fees-Class B Shares                           451          410          225            135            11
Distribution services fees-Class C Shares                            65           59           27             44           260
Distribution services fees-Advisor Shares                            NA           NA           NA             NA           189
Administrative services fees-Class C Shares                          22           20            9             15            87
Accounting fees                                                      85          131           61             61            92
Registration and filing fees                                         26           20           12             14            32
Transfer and dividend disbursing agent fees                         132          163           56             40            91
Custody fees                                                         20           26           14             11            28
Trustees' fees and expenses                                           8           14            3              2             6
Other expenses                                                       62          114           29             13            49
                                                              ---------    ---------    ---------      ---------     ---------
   Total expenses                                                 2,014        2,802          887            586         2,882
                                                              ---------    ---------    ---------      ---------     ---------

   Less:Waiver and/or reimbursement from
       Advisor and/or affiliates                                   (972)      (1,654)        (436)          (287)           --
   Transfer and dividend disbursing agent fees waived                (8)          (8)          (1)            (1)           (1)
   Distribution services-Class B Shares, Class C Shares              --           --           --             --            --
       and Advisor Shares waived                              ---------    ---------    ---------      ---------     ---------
                                                                  1,034        1,140          450            298         2,881
   Net Expenses                                               ---------    ---------    ---------      ---------     ---------


Net Investment Income/(Loss)                                      3,460        9,811        2,245          1,530         7,124
                                                              ---------    ---------    ---------      ---------     ---------

Realized and Unrealized Gains/(Losses)
   from Investments and Options:
Net realized gains/(losses) on investment transactions
   and options                                                    1,446+       2,848+         794+           (11)+         481
Realized gain distributions from underlying funds                 4,937        7,386        1,270            544            --
Change in unrealized appreciation/depreciation on
   investments and options                                       23,784       28,761        4,723          1,359         5,346
                                                              ---------    ---------    ---------      ---------     ---------
Net realized and unrealized gains on investments and options     30,167       38,995        6,787          1,892         5,827
                                                              ---------    ---------    ---------      ---------     ---------
Change in net assets resulting from operations                $  33,627    $  48,806    $   9,032      $   3,422     $  12,951
                                                              =========    =========    =========      =========     =========

-----------
#     Represents income from affiliates.

+ Represents realized gains/(losses) from investment transactions with affiliates.

                        See notes to financial statements


                                    124 & 125

Fifth Third Funds
Statements of Operations
For the year ended July 31, 2005
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                                     Select                 International             Intermediate
                                                                     Stock    Technology       Equity         Bond        Bond
                                                                      Fund       Fund           Fund          Fund        Fund
                                                                    --------  ----------    -------------   --------  ------------
Investment Income:
Interest income                                                     $      9   $      4     $         179   $ 11,627  $     27,849
Dividend income                                                          101         66             9,747        245           220
Foreign tax withholding                                                   --         --              (667)        --            --
Income from securities lending                                             1         36               256         21           123
                                                                    --------   --------     -------------   --------  ------------
   Total Investment Income                                               111        106             9,515     11,893        28,192
                                                                    --------   --------     -------------   --------  ------------

Expenses:
Investment advisory fees                                                 123        469             3,812      1,757         3,489
Administrative fees                                                       27         93               679        524         1,113
Distribution services fees-Class A Shares                                 20         16                58         49            83
Distribution services fees-Class B Shares                                  4         13                10         42            37
Distribution services fees-Class C Shares                                  4         10                 6          5            10
Distribution services fees-Advisor Shares                                 NA          1                65          3            NA
Administrative services fees-Class C Shares                                1          3                 2          2             3
Accounting fees                                                           62         74               266        121           181
Registration and filing fees                                              47         47                74         55            49
Transfer and dividend disbursing agent fees                               34         48               127         98           175
Custody fees                                                               7         16               238         35            40
Trustees' fees and expenses                                               --^         1                11          9            19
Other expenses                                                             8         15                97         73           163
                                                                    --------   --------     -------------   --------  ------------
   Total expenses                                                        337        806             5,445      2,773         5,362
                                                                    --------   --------     -------------   --------  ------------
   Less:Waiver and/or reimbursement from Advisor
      and/or affiliates                                                  (83)        --              (147)      (368)         (400)
   Transfer and dividend disbursing agent fees waived                     (1)        (1)              (11)       (10)           (9)
   Distribution services-Class A Shares and Class B
      Shares waived                                                       --         --                --         --           (28)
                                                                    --------   --------     -------------   --------  ------------
   Net Expenses                                                          253        805             5,287      2,395         4,925
                                                                    --------   --------     -------------   --------  ------------

   Net Investment Income/(Loss)                                         (142)      (699)            4,228      9,498        23,267
                                                                    --------   --------     -------------   --------  ------------

Realized and Unrealized Gains/(Losses) from Investments,
    Futures and Foreign Currency:
Net realized gains/(losses) on investment and foreign
    currency transactions                                                245      3,738            23,657      6,278          4,672
Net realized gains on futures transactions                                --         --             1,695         --             --
Change in unrealized appreciation/depreciation on
    investments, futures and foreign currency                          1,776      4,482            34,124     (2,694)        (8,592)
                                                                    --------   --------     -------------   --------   ------------
Net realized and unrealized gains/(losses) on
    investments, futures and foreign currency                          2,021      8,220            59,476      3,584         (3,920)
                                                                    --------   --------     -------------   --------   ------------
Change in net assets resulting from operations                      $  1,879   $  7,521     $      63,704   $ 13,082   $     19,347
                                                                    ========   ========     =============   ========   ============


                                                                         U.S.                  Intermediate     Ohio      Michigan
                                                         Short Term   Government   Municipal     Municipal    Municipal   Municipal
                                                            Bond         Bond         Bond         Bond         Bond        Bond
                                                            Fund         Fund         Fund         Fund         Fund        Fund
                                                         ----------   ----------   ---------   ------------   ---------   ---------
Investment Income:
Interest income                                          $   14,354   $    2,553   $   2,661   $      9,649   $   6,376   $   3,278
Dividend income                                                 276           39          16             35          28          18
Foreign tax withholding                                          --           --          --             --          --          --
Income from securities lending                                  109           --          --             --          --          --
                                                         ----------   ----------   ---------   ------------   ---------   ---------
   Total Investment Income                                   14,739        2,592       2,677          9,684       6,404       3,296
                                                         ----------   ----------   ---------   ------------   ---------   ---------

Expenses:
Investment advisory fees                                      2,387          382         318          1,284         846         438
Administrative fees                                             838          122         112            410         270         171
Distribution services fees-Class A Shares                        59           73           5              9          71          15
Distribution services fees-Class B Shares                        NA           NA          15             11          45          14
Distribution services fees-Class C Shares                         4           27           2              2          30           7
Distribution services fees-Advisor Shares                        NA           NA           2             NA          NA          NA
Administrative services fees-Class C Shares                       1            9           1              1          10           2
Accounting fees                                                 140           60          82            104          74          78
Registration and filing fees                                     30           39          24             42          29          10
Transfer and dividend disbursing agent fees                     129           34          36             70          54          40
Custody fees                                                     35           14          13             23          18          15
Trustees' fees and expenses                                      15            2           2              7           5           3
Other expenses                                                  123           19          14             58          41          26
                                                         ----------   ----------   ---------   ------------   ---------   ---------
   Total expenses                                             3,761          781         626          2,021       1,493         819
                                                         ----------   ----------   ---------   ------------   ---------   ---------
   Less:Waiver and/or reimbursement from Advisor
      and/or affiliates                                        (191)        (104)       (152)          (369)       (123)       (117)
   Transfer and dividend disbursing agent fees waived            (6)          --          --             (1)         --          --
   Distribution services-Class A Shares and Class B
      Shares waived                                              --           --          --             (8)         --          (6)
                                                         ----------   ----------   ---------   ------------   ---------   ---------
   Net Expenses                                               3,564          677         474          1,643       1,370         696
                                                         ----------   ----------   ---------   ------------   ---------   ---------

   Net Investment Income/(Loss)                              11,175        1,915       2,203          8,041       5,034       2,600
                                                         ----------   ----------   ---------   ------------   ---------   ---------

Realized and Unrealized Gains/(Losses) from Investments,
   Futures and Foreign Currency:                             (3,173)+        519       2,624          3,539         616          97
Net realized gains/(losses) on investment and foreign
    currency transactions                                        --           --          --             --          --          --
Net realized gains on futures transactions
Change in unrealized appreciation/depreciation on
    investments, futures and foreign currency                (2,091)        (744)     (2,137)        (4,799)     (1,635)     (1,219)
                                                         ----------   ----------   ---------   ------------   ---------   ---------
Net realized and unrealized gains/(losses) on
   investments, futures and foreign currency                 (5,264)        (225)        487         (1,260)     (1,019)     (1,122)
                                                         ----------   ----------   ---------   ------------   ---------   ---------
Change in net assets resulting from operations           $    5,911   $    1,690   $   2,690   $      6,781   $   4,015   $   1,478
                                                         ==========   ==========   =========   ============   =========   =========

----------------
^     Represents fewer than five hundred dollars.

+     Includes realized losses from in-kind transactions in the amount of $323.

                        See notes to financial statements


                                    126 & 127

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                           Small Cap                 Mid Cap
                                                           Growth Fund             Growth Fund          Quality Growth Fund
                                                      ---------------------   ---------------------   -------------------------
                                                        Year        Year        Year        Year         Year           Year
                                                        ended       ended       ended       ended        ended          ended
                                                      July 31,    July 31,    July 31,    July 31,     July 31,        July 31,
                                                        2005        2004        2005        2004          2005           2004
                                                      ---------   ---------   ---------   ---------   -----------   -----------
Change in Net Assets:
Operations:
  Net investment income/(loss)                        $  (1,728)  $  (2,563)  $    (318)  $  (3,032)  $       863   $    (3,706)
  Net realized gains/(losses) on investment
   transactions and option contracts                     21,831     122,151       3,529      18,823        40,777        (1,831)
  Net realized gains on futures transactions                811       1,907          --          --            --            --
  Net change in unrealized appreciation/depreciation
   on investments, options and futures                   24,776     (79,194)     83,951      14,211        71,107        28,290
                                                      ---------   ---------   ---------   ---------   -----------   -----------
Change in net assets resulting from operations           45,690      42,301      87,162      30,002       112,747        22,753
                                                      ---------   ---------   ---------   ---------   -----------   -----------

Distributions from net investment income:
  Institutional Shares                                       --          --          --          --        (1,869)           --
  Class A Shares                                             --          --          --          --          (341)           --
  Class B Shares                                             --          --          --          --            (3)           --
  Class C Shares                                             --          --          --          --            (1)           --
  Advisor Shares                                             --          --          --          --            (4)           --
  Select Shares                                              NA          NA          NA          NA            NA            NA
  Preferred Shares                                           NA          NA          NA          NA            NA            NA
  Trust Shares                                               NA          NA          NA          NA            NA            NA

Distributions from net realized gains:
  Institutional Shares                                  (39,664)    (35,732)         --          --            --            --
  Class A Shares                                         (4,468)     (2,457)         --          --            --            --
  Class B Shares                                           (331)       (173)         --          --            --            --
  Class C Shares                                           (150)        (86)         --          --            --            --
  Advisor Shares                                           (213)        (85)         --          --            --            --
                                                      ---------   ---------   ---------   ---------   -----------   -----------
  Change in net assets from
   shareholder distributions                            (44,826)    (38,533)         --          --        (2,218)           --
                                                      ---------   ---------   ---------   ---------   -----------   -----------
  Change in net assets from
   Fund share transactions                              (13,767)   (161,358)    (37,413)    (13,609)      (345,41)       74,523
                                                      ---------   ---------   ---------   ---------   -----------   -----------
  Change in net assets                                  (12,903)   (157,590)     49,749      16,393       (234,88)       97,276
Net Assets:
  Beginning of period                                   253,127     410,717     394,793     378,400     1,134,770     1,037,494
                                                      ---------   ---------   ---------   ---------   -----------   -----------
  End of period                                       $ 240,224   $ 253,127   $ 444,542   $ 394,793   $   899,888   $ 1,134,770
                                                      =========   =========   =========   =========   ===========   ===========
Accumulated Net Investment Income/(Loss)              $  (1,742)  $     (14)  $    (318)  $      --   $    (1,355)  $        --
                                                      =========   =========   =========   =========   ===========   ===========


                                                         Large Cap Core Fund          Equity Index Fund
                                                       -----------------------     -----------------------
                                                          Year          Year          Year          Year
                                                         ended         ended         ended         ended
                                                        July 31,      July 31,      July 31,      July 31,
                                                          2005          2004          2005        2004(a)
                                                       ---------     ---------     ---------     ---------
Change in Net Assets:
Operations:
  Net investment income/(loss)                         $   1,271     $   1,170     $   8,661     $   7,891
  Net realized gains/(losses) on investment
   transactions and option contracts                       6,423        13,266        69,597        27,907
  Net realized gains on futures transactions                 138           629           715         1,865
  Net change in unrealized appreciation/depreciation
   on investments, options and futures                     9,054         4,314       (14,823)       35,942
                                                       ---------     ---------     ---------     ---------
Change in net assets resulting from operations            16,886        19,379        64,150        73,605
                                                       ---------     ---------     ---------     ---------

Distributions from net investment income:
  Institutional Shares                                    (1,019)       (1,093)       (3,630)       (4,473)
  Class A Shares                                            (264)         (175)       (1,253)         (898)
  Class B Shares                                              (3)          --^           (42)          (21)
  Class C Shares                                             --^           --^           (22)          (11)
  Advisor Shares                                              NA            NA           (24)           (9)
  Select Shares                                               NA            NA          (306)          (93)
  Preferred Shares                                            NA            NA        (1,755)       (1,664)
  Trust Shares                                                NA            NA        (1,348)         (962)

Distributions from net realized gains:
  Institutional Shares                                    (2,094)           --            --            --
  Class A Shares                                            (656)           --            --            --
  Class B Shares                                             (21)           --            --            --
  Class C Shares                                              (4)           --            --            --
  Advisor Shares                                              NA            NA            --            --
                                                       ---------     ---------     ---------     ---------
  Change in net assets from
   shareholder distributions                              (4,061)       (1,268)       (8,380)       (8,131)
                                                       ---------     ---------     ---------     ---------
  Change in net assets from
   Fund share transactions                                65,388      (104,527)     (170,144)     (152,194)
                                                       ---------     ---------     ---------     ---------
  Change in net assets                                    78,213       (86,416)     (114,374)      (86,720)
Net Assets:
  Beginning of period                                    116,736       203,152       534,659       621,379
                                                       ---------     ---------     ---------     ---------
  End of period                                        $ 194,949     $ 116,736     $ 420,285     $ 534,659
                                                       =========     =========     =========     =========
Accumulated Net Investment Income/(Loss)               $      24     $      39     $     697     $     416
                                                       =========     =========     =========     =========


                                                           Balanced Fund            Micro Cap Value Fund
                                                       -----------------------     -----------------------
                                                          Year          Year          Year          Year
                                                         ended         ended         ended         ended
                                                        July 31,      July 31,      July 31,      July 31,
                                                          2005          2004          2005          2004
                                                       ---------     ---------     ---------     ---------
Change in Net Assets:
Operations:
  Net investment income/(loss)                         $   2,720     $   2,167     $    (404)    $    (890)
  Net realized gains/(losses) on investment
   transactions and option contracts                       7,493        15,483        37,827        26,765
  Net realized gains on futures transactions                  --            --            --            --
  Net change in unrealized appreciation/depreciation
   on investments, options and futures                     3,518           708        (9,592)       32,423
                                                       ---------     ---------     ---------     ---------
Change in net assets resulting from operations            13,731        18,358        27,831        58,298
                                                       ---------     ---------     ---------     ---------

Distributions from net investment income:
  Institutional Shares                                    (1,594)       (1,777)           --            --
  Class A Shares                                          (1,180)         (801)           --            --
  Class B Shares                                            (121)          (36)           --            --
  Class C Shares                                             (44)          (14)           --            --
  Advisor Shares                                              (3)           (1)           --            --
  Select Shares                                               NA            NA            NA            NA
  Preferred Shares                                            NA            NA            NA            NA
  Trust Shares                                                NA            NA            NA            NA

Distributions from net realized gains:
  Institutional Shares                                        --            --        (9,983)       (7,422)
  Class A Shares                                              --            --        (2,822)       (2,062)
  Class B Shares                                              --            --          (486)         (343)
  Class C Shares                                              --            --          (404)         (188)
  Advisor Shares                                              --            --        (2,794)       (2,136)
                                                       ---------     ---------     ---------     ---------
  Change in net assets from
   shareholder distributions                              (2,942)       (2,629)      (16,489)      (12,151)
                                                       ---------     ---------     ---------     ---------
  Change in net assets from
   Fund share transactions                               (66,996)      (95,354)      (85,038)       55,393
                                                       ---------     ---------     ---------     ---------
  Change in net assets                                   (56,207)      (79,625)      (73,696)      101,540
Net Assets:
  Beginning of period                                    190,537       270,162       251,275       149,735
                                                       ---------     ---------     ---------     ---------
  End of period                                        $ 134,330     $ 190,537     $ 177,579     $ 251,275
                                                       =========     =========     =========     =========
Accumulated Net Investment Income/(Loss)               $     (18)    $     204     $    (404)    $      --
                                                       =========     =========     =========     =========

------------
(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.

^     Represents fewer than five hundred dollars.

                       See notes to financial statements


                                    128 & 129

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                                  Small Cap                  Multi Cap        Disciplined Large Cap
                                                                  Value Fund                Value Fund              Value Fund
                                                            -----------------------   ---------------------   ---------------------
                                                              Year          Year        Year        Year        Year        Year
                                                              ended         ended       ended       ended       ended       ended
                                                             July 31,      July 31,    July 31,    July 31,    July 31,    July 31,
                                                               2005          2004        2005        2004        2005        2004
                                                            ---------     ---------   ---------   ---------   ---------   ---------
Change in Net Assets:
Operations:
  Net investment income/(loss)                              $    (315)    $    (214)  $     928   $     408   $   8,216   $   6,352
  Net realized gains/(losses) on investment transactions       12,474        15,827      24,985      16,925      52,351      19,590
  Realized gain distributions from underlying funds                --            --          --          --          --          --
  Net change in unrealized appreciation/depreciation
   on investments                                              18,099        (1,332)     46,090      31,860      37,251      53,831
                                                            ---------     ---------   ---------   ---------   ---------   ---------
Change in net assets resulting from operations                 30,258        14,281      72,003      49,193      97,818      79,773
                                                            ---------     ---------   ---------   ---------   ---------   ---------

Distributions from net investment income:
  Institutional Shares                                             --           (67)     (1,146)       (490)     (7,923)     (6,088)
  Class A Shares                                                   --            --^        (74)        (19)       (241)       (202)
  Class B Shares                                                   --            --          --          --         (14)        (13)
  Class C Shares                                                   --            --          --          --          (6)         (6)
  Advisor Shares                                                   --            --         (14)         --          NA          NA

Distributions from net realized gains:
  Institutional Shares                                        (10,543)       (3,928)    (15,051)       (644)    (16,850)    (12,613)
  Class A Shares                                                 (219)          (30)     (2,088)        (87)       (655)       (566)
  Class B Shares                                                  (60)           (8)     (1,156)        (52)       (134)       (120)
  Class C Shares                                                  (46)          (17)       (289)         (9)        (57)        (40)
  Advisor Shares                                                 (140)          (21)     (2,387)       (135)         NA          NA
                                                            ---------     ---------   ---------   ---------   ---------   ---------
  Change in net assets from
   shareholder distributions                                  (11,008)       (4,071)    (22,205)     (1,436)    (25,880)    (19,648)
                                                            ---------     ---------   ---------   ---------   ---------   ---------
  Change in net assets from
   Fund share transactions                                     33,727        28,748      (1,733)     27,907    (125,327)    246,013
                                                            ---------     ---------   ---------   ---------   ---------   ---------
  Change in net assets                                         52,977        38,958      48,065      75,664     (53,389)    306,138
Net Assets:
  Beginning of period                                         112,291        73,333     330,986     255,322     660,497     354,359
                                                            ---------     ---------   ---------   ---------   ---------   ---------
  End of period                                             $ 165,268     $ 112,291   $ 379,051   $ 330,986   $ 607,108   $ 660,497
                                                            =========     =========   =========   =========   =========   =========

Accumulated Net Investment Income/(Loss)                    $    (315)    $      --   $    (145)  $      --   $     524   $     492
                                                            =========     =========   =========   =========   =========   =========


                                                                   LifeModel                LifeModel Moderately
                                                              Aggressive Fund(SM)            Aggressive Fund(SM)
                                                            ------------------------      ------------------------
                                                               Year           Year           Year           Year
                                                              ended          ended          ended          ended
                                                             July 31,       July 31,       July 31,       July 31,
                                                              2005           2004            2005           2004
Change in Net Assets:                                       ---------      ---------      ---------      ---------
Operations:
  Net investment income/(loss)                              $   1,123      $     659      $   3,460      $   2,189
  Net realized gains/(losses) on investment transactions          637+           642+         1,446+         1,450+
  Realized gain distributions from underlying funds             2,976            773          4,937          1,350
  Net change in unrealized appreciation/depreciation
   on investments                                              14,201          3,010         23,784          5,940
                                                            ---------      ---------      ---------      ---------
Change in net assets resulting from operations                 18,937          5,084         33,627         10,929
                                                            ---------      ---------      ---------      ---------

Distributions from net investment income:                        (680)          (386)        (1,539)        (1,006)
  Institutional Shares                                           (374)          (223)        (1,532)          (951)
  Class A Shares                                                  (72)           (55)          (276)          (169)
  Class B Shares                                                   (9)           (10)           (52)           (30)
  Class C Shares                                                   NA             NA             NA             NA
  Advisor Shares

Distributions from net realized gains:
  Institutional Shares                                           (346)          (499)          (537)          (663)
  Class A Shares                                                 (248)          (309)          (650)          (707)
  Class B Shares                                                  (81)           (96)          (257)          (250)
  Class C Shares                                                  (11)           (19)           (50)           (39)
  Advisor Shares                                                   NA             NA             NA             NA
                                                            ---------      ---------      ---------      ---------
  Change in net assets from
   shareholder distributions                                   (1,821)        (1,597)        (4,893)        (3,815)
                                                            ---------      ---------      ---------      ---------
  Change in net assets from
   Fund share transactions                                     14,139         54,239         41,124        107,096
                                                            ---------      ---------      ---------      ---------
  Change in net assets                                         31,255         57,726         69,858        114,210
Net Assets:
  Beginning of period                                         104,356         46,630        224,685        110,475
                                                            ---------      ---------      ---------      ---------
  End of period                                             $ 135,611      $ 104,356      $ 294,543      $ 224,685
                                                            =========      =========      =========      =========
Accumulated Net Investment Income/(Loss)                    $     (12)     $      --      $     143      $      82
                                                            =========      =========      =========      =========

                                                                    LifeModel               LifeModel Moderately
                                                                Moderate Fund(SM)           Conservative Fund(SM)
                                                            ------------------------      ------------------------
                                                               Year           Year           Year           Year
                                                              ended          ended          ended          ended
                                                             July 31,       July 31,       July 31,       July 31,
                                                               2005           2004           2005           2004
                                                            ---------      ---------      ---------      ---------
Change in Net Assets:
Operations:
  Net investment income/(loss)                              $   9,811      $   4,402      $   2,245      $   1,854
  Net realized gains/(losses) on investment transactions        2,848+         1,610+           794+         1,320+
  Realized gain distributions from underlying funds             7,386          1,019          1,270            466
  Net change in unrealized appreciation/depreciation
   on investments                                              28,761         (1,694)         4,723          1,210
                                                            ---------      ---------      ---------      ---------
Change in net assets resulting from operations                 48,806          5,337          9,032          4,850
                                                            ---------      ---------      ---------      ---------

Distributions from net investment income:
  Institutional Shares                                         (7,125)        (2,668)          (970)          (867)
  Class A Shares                                               (1,978)        (1,065)          (878)          (691)
  Class B Shares                                                 (479)          (250)          (321)          (217)
  Class C Shares                                                  (88)           (44)           (51)           (33)
  Advisor Shares                                                   NA             NA             NA             NA

Distributions from net realized gains:
  Institutional Shares                                           (768)          (643)          (301)          (677)
  Class A Shares                                                 (240)          (561)          (307)          (563)
  Class B Shares                                                  (93)          (246)          (173)          (264)
  Class C Shares                                                  (17)           (40)           (27)           (30)
  Advisor Shares                                                   NA             NA             NA             NA
                                                            ---------      ---------      ---------      ---------
  Change in net assets from
   shareholder distributions                                  (10,788)        (5,517)        (3,028)        (3,342)
                                                            ---------      ---------      ---------      ---------
  Change in net assets from
   Fund share transactions                                      2,644        341,253         (2,817)        32,177
                                                            ---------      ---------      ---------      ---------
  Change in net assets                                         40,662        341,073          3,187         33,685
Net Assets:
  Beginning of period                                         457,568        116,495        103,646         69,961
                                                            ---------      ---------      ---------      ---------
  End of period                                             $ 498,230      $ 457,568      $ 106,833      $ 103,646
                                                            =========      =========      =========      =========
Accumulated Net Investment Income/(Loss)                    $     628      $     487      $     153      $     128
                                                            =========      =========      =========      =========

-----------------
^     Represents fewer than five hundred dollars.

+ Represents realized gains/(losses) from investment transactions with affiliates.

                       See notes to financial statements


                                    130 & 131

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                            LifeModel                Strategic                   Select
                                                       Conservative Fund(SM)        Income Fund                Stock Fund
                                                       ---------------------    ---------------------     -------------------
                                                          Year        Year         Year        Year         Year       Year
                                                         ended       ended        ended       ended        ended      ended
                                                        July 31,    July 31,     July 31,    July 31,     July 31,   July 31,
                                                          2005        2004         2005       2004(a)       2005       2004
                                                       ----------   --------    ---------   ---------     --------   --------
Change in Net Assets:
Operations:
  Net investment income/(loss)                          $  1,530    $  1,131    $   7,124   $   7,261     $   (142)  $   (191)
  Net realized gains/(losses) on investment and
     foreign currency transactions                           (11)+       861+         481       1,407          245      1,542
  Net realized gains on futures  transactions                 --          --           --          --           --         --
  Realized gain distributions from underlying funds          544         172           --          --           --         --
  Net change in unrealized appreciation/depreciation
  on investments, futures and foreign currency             1,359        (336)       5,346         878        1,776        (34)
                                                        --------    --------    ---------   ---------     --------   --------
Change in net assets resulting from operations             3,422       1,828       12,951       9,546        1,879      1,317
                                                        --------    --------    ---------   ---------     --------   --------

Distributions from net investment income:
  Institutional Shares                                      (500)       (372)      (4,198)     (4,080)          --         --
  Class A Shares                                            (620)       (430)        (110)         (9)          --         --
  Class B Shares                                            (264)       (205)         (36)         (3)          --         --
  Class C Shares                                            (111)        (89)      (1,191)     (1,584)          --         --
  Advisor Shares                                              NA          NA       (1,483)     (1,704)          NA         NA

Distributions from net realized gains:
  Institutional Shares                                      (132)       (187)         (67)         --           --         --
  Class A Shares                                            (197)       (241)          (2)         --           --         --
  Class B Shares                                            (118)       (163)          (1)         --           --         --
  Class C Shares                                             (52)        (61)         (26)         --           --         --
  Advisor Shares                                              NA          NA          (28)         --           NA         NA
                                                        --------    --------    ---------   ---------     --------   --------
  Change in net assets from
   shareholder distributions                              (1,994)     (1,748)      (7,142)     (7,380)          --         --
                                                        --------    --------    ---------   ---------     --------   --------
  Change in net assets from
   Fund share transactions                                 4,065      18,270      (11,467)     27,648       (5,570)    (7,739)
                                                        --------    --------    ---------   ---------     --------   --------
  Change in net assets                                     5,493      18,350       (5,658)     29,814       (3,691)    (6,422)
Net Assets:
  Beginning of period                                     54,749      36,399      171,618     141,804       17,578     24,000
                                                        --------    --------    ---------   ---------     --------   --------
  End of period                                         $ 60,242    $ 54,749    $ 165,960   $ 171,618     $ 13,887   $ 17,578
                                                        ========    ========    =========   =========     ========   ========
Accumulated Net Investment Income/(Loss)                $    128    $     93    $     (63)  $    (169)    $   (142)  $     --
                                                        ========    ========    =========   =========     ========   ========


                                                                                           International
                                                           Technology Fund                  Equity Fund
                                                       ------------------------      ------------------------
                                                          Year           Year           Year           Year
                                                         ended          ended          ended          ended
                                                        July 31,       July 31,       July 31,       July 31,
                                                          2005           2004           2005          2004(b)
                                                       ---------      ---------      ---------      ---------
Change in Net Assets:
Operations:
  Net investment income/(loss)                         $    (699)     $    (632)     $   4,228      $   1,994
  Net realized gains/(losses) on investment and
     foreign currency transactions                         3,738          7,023         23,657         36,267
  Net realized gains on futures  transactions                 --             --          1,695          2,518
  Realized gain distributions from underlying funds           --             --             --             --
  Net change in unrealized appreciation/depreciation
  on investments, futures and foreign currency             4,482        (11,739)        34,124         16,818
                                                       ---------      ---------      ---------      ---------
Change in net assets resulting from operations             7,521         (5,348)        63,704         57,597
                                                       ---------      ---------      ---------      ---------



Distributions from net investment income:
  Institutional Shares                                        --             --         (6,672)        (3,876)
  Class A Shares                                              --             --           (407)          (168)
  Class B Shares                                              --             --            (10)            (2)
  Class C Shares                                              --             --             (7)            (1)
  Advisor Shares                                              --             --           (186)           (39)

Distributions from net realized gains:
  Institutional Shares                                        --             --             --             --
  Class A Shares                                              --             --             --             --
  Class B Shares                                              --             --             --             --
  Class C Shares                                              --             --             --             --
  Advisor Shares                                              --             --             --             --
                                                       ---------      ---------      ---------      ---------
  Change in net assets from
   shareholder distributions                                  --             --         (7,282)        (4,086)
                                                       ---------      ---------      ---------      ---------
  Change in net assets from
   Fund share transactions                                (9,010)        16,375       (100,439)       142,755
                                                       ---------      ---------      ---------      ---------
  Change in net assets                                    (1,489)        11,027        (44,017)       196,266
Net Assets:
  Beginning of period                                     48,118         37,091        361,559        165,293
                                                       ---------      ---------      ---------      ---------
  End of period                                        $  46,629      $  48,118      $ 317,542      $ 361,559
                                                       ---------      ---------      ---------      ---------
Accumulated Net Investment Income/(Loss)               $    (699)     $      --      $     948      $   4,002
                                                       =========      =========      =========      =========

                                                                                          Intermediate
                                                               Bond Fund                    Bond Fund
                                                       ------------------------      ------------------------
                                                          Year           Year           Year           Year
                                                         ended          ended          ended          ended
                                                        July 31,       July 31,       July 31,       July 31,
                                                          2005           2004           2005           2004
                                                       ---------      ---------      ---------      ---------
Change in Net Assets:
Operations:
  Net investment income/(loss)                         $   9,498      $   8,735      $  23,267      $  24,279
  Net realized gains/(losses) on investment and
     foreign currency transactions                         6,278          1,860          4,672         (5,79)
  Net realized gains on futures  transactions                 --             --             --             --
  Realized gain distributions from underlying funds           --             --             --             --
  Net change in unrealized appreciation/depreciation
  on investments, futures and foreign currency            (2,694)         1,720         (8,592)         2,154
                                                       ---------      ---------      ---------      ---------
Change in net assets resulting from operations            13,082         12,315         19,347         20,643
                                                       ---------      ---------      ---------      ---------



Distributions from net investment income:
  Institutional Shares                                   (10,012)       (10,360)       (25,017)       (27,582)
  Class A Shares                                            (669)          (791)        (1,343)         (1,39)
  Class B Shares                                            (114)          (158)          (146)          (145)
  Class C Shares                                             (19)           (24)           (44)           (54)
  Advisor Shares                                             (22)           (21)            NA             NA

Distributions from net realized gains:
  Institutional Shares                                      (317)            --             --             --
  Class A Shares                                             (26)            --             --             --
  Class B Shares                                              (5)            --             --             --
  Class C Shares                                              (1)            --             --             --
  Advisor Shares                                              (1)            --             NA             NA
                                                       ---------      ---------      ---------      ---------
  Change in net assets from
   shareholder distributions                             (11,186)       (11,354)       (26,550)       (29,176)
                                                       ---------      ---------      ---------      ---------
  Change in net assets from
   Fund share transactions                                 5,001        (28,184)      (133,932)       (88,911)
                                                       ---------      ---------      ---------      ---------
  Change in net assets                                     6,897        (27,223)      (141,135)       (97,444)
Net Assets:
  Beginning of period                                    306,200        333,423        719,446        816,890
                                                       ---------      ---------      ---------      ---------
  End of period                                        $ 313,097      $ 306,200      $ 578,311      $ 719,446
                                                       ---------      ---------      ---------      ---------
Accumulated Net Investment Income/(Loss)               $  (1,289)     $      49      $  (3,089)     $     194
                                                       =========      =========      =========      =========

----------
(a) Reflects operations for the period from April 1, 2004 (date of commencement of operations) to July 31, 2004 for Class A and Class B shares.

(b) Reflects operations for the period from November 10, 2003 (date of commencement of operations) to July 31, 2004 for Advisor Shares.

+ Represents realized gains/(losses) from investment transactions with affiliates.

                       See notes to financial statements


                                    132 & 133

Fifth Third Funds
Statements of Changes in Net Assets
(Amounts in thousands)
--------------------------------------------------------------------------------


                                                                                                         U.S. Government
                                                                         Short Term Bond Fund               Bond Fund
                                                                       -----------------------        ---------------------
                                                                          Year          Year            Year         Year
                                                                         ended         ended           ended        ended
                                                                        July 31,      July 31,        July 31,     July 31,
                                                                          2005        2004(a)           2005         2004
                                                                       ---------     ---------        --------     --------
Change in Net Assets:
Operations:
  Net investment income                                                $  11,175     $   9,740        $  1,915     $  1,809
  Net realized gains/(losses) on investment transactions                  (3,173)          535             519         (181)
  Net change in unrealized appreciation/depreciation on investments       (2,091)       (3,782)           (744)         516
                                                                       ---------     ---------        --------     --------
Change in net assets resulting from operations                             5,911         6,493           1,690        2,144
                                                                       ---------     ---------        --------     --------
Distributions from net investment income:
  Institutional Shares                                                   (15,030)      (14,724)         (1,002)      (1,106)
  Class A Shares                                                            (726)         (898)           (725)        (726)
  Class B Shares                                                              NA            NA              NA           NA
  Class C Shares                                                             (11)           (7)            (63)        (102)
  Advisor Shares                                                              NA            NA              NA           NA

Distributions from net realized gains:
  Institutional Shares                                                        --            --              --         (704)
  Class A Shares                                                              --            --              --         (550)
  Class B Shares                                                              NA            NA              NA           NA
  Class C Shares                                                              --            --              --         (122)
  Advisor Shares                                                              NA            NA              NA           NA
                                                                       ---------     ---------        --------     --------
  Change in net assets from shareholder distributions                    (15,767)      (15,629)         (1,790)      (3,310)
                                                                       ---------     ---------        --------     --------
  Change in net assets from Fund share transactions                     (162,815)        8,991         (15,817)       8,319
                                                                       ---------     ---------        --------     --------
  Change in net assets                                                  (172,671)         (145)        (15,917)       7,153
Net Assets:
  Beginning of period                                                    524,059       524,204          79,221       72,068
                                                                       ---------     ---------        --------     --------
  End of period                                                        $ 351,388     $ 524,059        $ 63,304     $ 79,221
                                                                       =========     =========        ========     ========
Accumulated Net Investment Income/(Loss)                               $  (4,520)    $      72        $    172     $     47
                                                                       =========     =========        ========     ========


                                                                                                       Intermediate
                                                                        Municipal Bond Fund        Municipal Bond Fund
                                                                       ---------------------     -----------------------
                                                                         Year         Year          Year          Year
                                                                        ended        ended         ended         ended
                                                                       July 31,     July 31,      July 31,      July 31,
                                                                         2005         2004          2005          2004
                                                                       --------     --------     ---------     ---------
Change in Net Assets:
Operations:
  Net investment income                                                $  2,203     $  2,937     $   8,041     $   9,990
  Net realized gains/(losses) on investment transactions                  2,624        2,753         3,539         2,428
  Net change in unrealized appreciation/depreciation on investments      (2,137)      (2,134)       (4,799)       (2,712)
                                                                       --------     --------     ---------     ---------
Change in net assets resulting from operations                            2,690        3,556         6,781         9,706
                                                                       --------     --------     ---------     ---------
Distributions from net investment income:
  Institutional Shares                                                   (2,063)      (2,740)       (9,070)       (9,698)
  Class A Shares                                                            (72)         (97)         (134)         (157)
  Class B Shares                                                            (44)         (41)          (41)          (36)
  Class C Shares                                                             (9)         (14)           (7)          (13)
  Advisor Shares                                                            (14)         (15)           NA            NA

Distributions from net realized gains:                                   (2,066)      (1,116)       (1,780)       (2,509)
  Institutional Shares                                                      (89)         (34)          (30)          (41)
  Class A Shares                                                            (59)         (21)           (9)          (11)
  Class B Shares                                                            (16)          (8)           (2)           (5)
  Class C Shares                                                            (17)          (7)           NA            NA
  Advisor Shares                                                       --------     --------     ---------     ---------

  Change in net assets from shareholder distributions                    (4,449)      (4,093)      (11,073)      (12,470)
                                                                       --------     --------     ---------     ---------
  Change in net assets from Fund share transactions                      (7,190)     (15,427)      (47,562)      (47,206)
                                                                       --------     --------     ---------     ---------
  Change in net assets                                                   (8,949)     (15,964)      (51,854)      (49,970)
Net Assets:
  Beginning of period                                                    62,424       78,388       261,140       311,110
                                                                       --------     --------     ---------     ---------
  End of period                                                        $ 53,475     $ 62,424     $ 209,286     $ 261,140
                                                                       ========     ========     =========     =========
Accumulated Net Investment Income/(Loss)                               $     11     $     10     $  (1,115)    $      96
                                                                       ========     ========     =========     =========


                                                                                Ohio                      Michigan
                                                                        Municipal Bond Fund         Municipal Bond Fund
                                                                       -----------------------     -----------------------
                                                                          Year          Year          Year          Year
                                                                         ended         ended         ended         ended
                                                                        July 31,      July 31,      July 31,      July 31,
                                                                          2005          2004          2005          2004
                                                                       ---------     ---------     ---------     ---------
Change in Net Assets:
Operations:
  Net investment income                                                $   5,034     $   5,793     $   2,600     $   3,506
  Net realized gains/(losses) on investment transactions                     616         1,533            97           (27)
  Net change in unrealized appreciation/depreciation on investments       (1,635)       (1,097)       (1,219)       (1,404)
                                                                       ---------     ---------     ---------     ---------
Change in net assets resulting from operations                             4,015         6,229         1,478         2,075
                                                                       ---------     ---------     ---------     ---------
Distributions from net investment income:
  Institutional Shares                                                    (3,881)       (4,697)       (2,418)       (3,231)
  Class A Shares                                                            (872)         (779)         (150)         (186)
  Class B Shares                                                            (109)         (122)          (23)          (32)
  Class C Shares                                                             (94)         (125)          (14)          (51)
  Advisor Shares                                                              NA            NA            NA            NA

Distributions from net realized gains:                                      (857)         (354)         (120)         (167)
  Institutional Shares                                                      (200)          (56)           (8)          (11)
  Class A Shares                                                             (33)          (13)           (2)           (3)
  Class B Shares                                                             (29)          (14)           (1)           (5)
  Class C Shares                                                              NA            NA            NA            NA
  Advisor Shares                                                       ---------     ---------     ---------     ---------

  Change in net assets from shareholder distributions                     (6,075)       (6,160)       (2,736)       (3,686)
                                                                       ---------     ---------     ---------     ---------
  Change in net assets from Fund share transactions                      (19,764)      (25,873)      (34,329)      (15,216)
                                                                       ---------     ---------     ---------     ---------
  Change in net assets                                                   (21,824)      (25,804)      (35,587)      (16,827)
Net Assets:
  Beginning of period                                                    162,347       188,151       116,023       132,850
                                                                       ---------     ---------     ---------     ---------
  End of period                                                        $ 140,523     $ 162,347     $  80,436     $ 116,023
                                                                       =========     =========     =========     =========
Accumulated Net Investment Income/(Loss)                               $     103     $      25     $       3     $       8
                                                                       =========     =========     =========     =========

--------------
(a) Reflects operations for the period from August 1, 2003 (date of commencement of operations) to July 31, 2004 for Class C Shares.

                        See notes to financial statements


                                    134 & 135

Fifth Third Funds
Statements of Changes in Net Assets, continued --
Fund Share Transactions (Amounts in thousands)
--------------------------------------------------------------------------------

                                    Small Cap Growth Fund        Mid Cap Growth Fund         Quality Growth Fund
                                    -----------------------     ----------------------     -----------------------
                                       Year          Year         Year          Year          Year          Year
                                      ended         ended        ended         ended         ended         ended
                                     July 31,      July 31,     July 31,      July 31,      July 31,      July 31,
                                       2005          2004         2005          2004          2005          2004
                                    ---------     ---------     --------     ---------     ---------     ---------
Capital Transactions:
Institutional Shares
   Shares issued                    $  54,748     $  50,621     $ 80,245     $  85,089     $ 151,799     $ 275,956
   Dividends reinvested                39,477        35,609           --            --           694            --
   Shares redeemed                   (104,594)     (260,325)     (98,890)     (110,834)     (414,863)     (206,29)
                                    ---------     ---------     --------     ---------     ---------     ---------
   Total Institutional Shares         (10,369)     (174,095)     (18,645)      (25,745)     (262,370)       69,660
                                    ---------     ---------     --------     ---------     ---------     ---------

Class A Shares
   Shares issued                        1,881        15,183        3,564        65,226         6,110        50,886
   Dividends reinvested                 4,334         2,431           --            --           321            --
   Shares redeemed                     (9,484)       (6,598)     (20,717)      (54,394)      (81,333)      (46,916)
                                    ---------     ---------     --------     ---------     ---------     ---------
   Total Class A Shares                (3,269)       11,016      (17,153)       10,832       (74,902)        3,970
                                    ---------     ---------     --------     ---------     ---------     ---------

Class B Shares
   Shares issued                          233           557          517         1,329           607         2,939
   Dividends reinvested                   320           160           --            --             2            --
   Shares redeemed                       (523)         (247)      (1,730)         (824)       (5,664)       (3,037)
                                    ---------     ---------     --------     ---------     ---------     ---------
   Total Class B Shares                    30           470       (1,213)          505        (5,055)          (98)
                                    ---------     ---------     --------     ---------     ---------     ---------

Class C Shares
   Shares issued                           34           680          255           625           299         1,416
   Dividends reinvested                   117            59           --            --             1            --
   Shares redeemed                       (324)         (296)        (701)         (552)       (3,196)       (2,437)
                                    ---------     ---------     --------     ---------     ---------     ---------
   Total Class C Shares                  (173)          443         (446)           73        (2,896)       (1,021)
                                    ---------     ---------     --------     ---------     ---------     ---------

Advisor Shares
   Shares issued                          123           866          267           778           546         2,414
   Dividends reinvested                   213            84           --            --             4            --
   Shares redeemed                       (322)         (142)        (223)          (52)         (738)         (402)
                                    ---------     ---------     --------     ---------     ---------     ---------
   Total Advisor Shares                    14           808           44           726          (188)        2,012
                                    ---------     ---------     --------     ---------     ---------     ---------

Select Shares
   Shares issued                           NA            NA           NA            NA            NA            NA
   Dividends reinvested                    NA            NA           NA            NA            NA            NA
   Shares redeemed                         NA            NA           NA            NA            NA            NA
                                    ---------     ---------     --------     ---------     ---------     ---------
   Total Select Shares                     NA            NA           NA            NA            NA            NA
                                    ---------     ---------     --------     ---------     ---------     ---------

Preferred Shares
   Shares issued                           NA            NA           NA            NA            NA            NA
   Dividends reinvested                    NA            NA           NA            NA            NA            NA
   Shares redeemed                         NA            NA           NA            NA            NA            NA
                                    ---------     ---------     --------     ---------     ---------     ---------
   Total Preferred Shares                  NA            NA           NA            NA            NA            NA
                                    ---------     ---------     --------     ---------     ---------     ---------

Trust Shares
   Shares issued                           NA            NA           NA            NA            NA            NA
   Dividends reinvested                    NA            NA           NA            NA            NA            NA
   Shares redeemed                         NA            NA           NA            NA            NA            NA
                                    ---------     ---------     --------     ---------     ---------     ---------
   Total Trust Shares                      NA            NA           NA            NA            NA            NA
                                    ---------     ---------     --------     ---------     ---------     ---------
Change from capital transactions    $ (13,767)    $(161,358)    $(37,413)    $ (13,609)    $(345,411)    $  74,523
                                    =========     =========     ========     =========     =========     =========


                                    Large Cap Core Fund       Equity Index Fund           Balanced Fund       Micro Cap Value Fund
                                    ---------------------   ----------------------    --------------------    --------------------
                                      Year        Year         Year         Year        Year        Year        Year        Year
                                      ended       ended       ended        ended       ended       ended       ended       ended
                                    July 31,    July 31,     July 31,     July 31,    July 31,     July 31    July 31,    July 31,
                                      2005        2004        2005        2004(a)       2005        2004        2005        2004
                                    ---------   ---------   ---------    ---------    --------    --------    --------    --------
Capital Transactions:
Institutional Shares
   Shares issued                    $ 100,722   $   1,952   $  52,844    $  87,452     $  7,356    $  8,464    $  9,452    $ 61,276
   Dividends reinvested                 2,375         329       2,884        3,480        1,433       1,594       9,657       7,200
   Shares redeemed                    (33,811)   (108,664)   (102,652)    (528,617)     (52,487)    (99,029)    (82,599)    (43,053)
                                    ---------   ---------   ---------    ---------     --------    --------    --------    --------
   Total Institutional Shares          69,286    (106,383)    (46,924)    (437,685)     (43,698)    (88,971)    (63,490)     25,423
                                    ---------   ---------   ---------    ---------     --------    --------    --------    --------

Class A Shares
   Shares issued                        2,862       7,505       8,770       89,595        3,084      21,533       1,651      30,015
   Dividends reinvested                   889         169       1,216          875        1,148         780       2,394       1,709
   Shares redeemed                     (7,801)     (6,098)    (20,648)     (56,436)     (23,632)    (25,773)    (18,230)    (15,638)
                                    ---------   ---------   ---------    ---------     --------    --------    --------    --------
   Total Class A Shares                (4,050)      1,576     (10,662)      34,034      (19,400)     (3,460)    (14,185)     16,086
                                    ---------   ---------   ---------    ---------     --------    --------    --------    --------

Class B Shares
   Shares issued                           366         257         956        1,357         320         882         261       1,947
   Dividends reinvested                     23          --^         36           18         117          35         480         337
   Shares redeemed                        (254)       (102)       (821)        (282)     (3,366)     (2,545)       (744)       (843)
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------
   Total Class B Shares                    135         155         171        1,093      (2,929)     (1,628)         (3)      1,441
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------

Class C Shares
   Shares issued                            36         141         937        1,058         221         736       1,306       4,507
   Dividends reinvested                      4          --^         19           10          43          14         371         167
   Shares redeemed                         (23)        (16)       (889)        (947)     (1,230)     (2,111)     (1,504)       (812)
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------
   Total Class C Shares                     17         125          67          121        (966)     (1,361)        173       3,862
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------

Advisor Shares
   Shares issued                            NA          NA         788        1,142          31         104       3,832      18,793
   Dividends reinvested                     NA          NA          22            8           3           1       2,517       1,930
   Shares redeemed                          NA          NA        (352)        (217)        (37)        (39)    (13,882)    (12,142)
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------
   Total Advisor Shares                     NA          NA         458          933          (3)         66      (7,533)      8,581
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------

Select Shares
   Shares issued                            NA          NA       5,010       14,858          NA          NA          NA          NA
   Dividends reinvested                     NA          NA         235           69          NA          NA          NA          NA
   Shares redeemed                          NA          NA      (2,666)        (723)         NA          NA          NA          NA
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------
   Total Select Shares                      NA          NA       2,579       14,204          NA          NA          NA          NA
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------

Preferred Shares
   Shares issued                            NA          NA      13,120      187,348          NA          NA          NA          NA
   Dividends reinvested                     NA          NA       1,695        1,581          NA          NA          NA          NA
   Shares redeemed                          NA          NA    (117,426)     (29,488)         NA          NA          NA          NA
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------
   Total Preferred Shares                   NA          NA    (102,611)     159,441          NA          NA          NA          NA
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------

Trust Shares
   Shares issued                            NA          NA      23,837       98,438          NA          NA          NA          NA
   Dividends reinvested                     NA          NA         190          107          NA          NA          NA          NA
   Shares redeemed                          NA          NA     (37,249)     (22,880)         NA          NA          NA          NA
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------
   Total Trust Shares                       NA          NA     (13,222)      75,665          NA          NA          NA          NA
                                     ---------   ---------   ---------    ---------    --------    --------    --------    --------
Change from capital transactions      $ 65,388   $(104,527)  $(170,144)   $(152,194)   $(66,996)   $(95,354)   $(85,038)   $ 55,393
                                     =========   =========   =========    =========    ========    ========    ========    ========

----------
(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.

^     Represents fewer than five hundred dollars/shares.

                        See notes to financial statements


                                    136 & 137

Fifth Third Funds
Statements of Changes in Net Assets, continued --
Fund Share Transactions (Amounts in thousands)
--------------------------------------------------------------------------------

                                 Small Cap Growth Fund       Mid Cap Growth Fund       Quality Growth Fund    Large Cap Core Fund
                                 ----------------------    ----------------------    ----------------------  ---------------------
                                    Year         Year         Year         Year         Year         Year       Year        Year
                                   ended        ended        ended        ended        ended        ended      ended       ended
                                  July 31,     July 31,     July 31,     July 31,     July 31,     July 31,   July 31,    July 31,
                                    2005         2004         2005         2004         2005         2004       2005        2004
                                 ---------    ---------    ---------    ---------    ---------    ---------  ---------   ---------
Share Transactions:
Institutional Shares
   Shares issued                     3,582        3,000        5,611        6,373       10,164       17,925      7,053         155
   Dividends reinvested              2,753        2,101           --           --           46           --        171          25
   Shares redeemed                  (7,034)     (15,324)      (7,004)      (8,371)     (27,268)     (13,496)    (2,437)     (8,654)
                                 ---------    ---------    ---------    ---------    ---------    ---------  ---------   ---------
   Total Institutional Shares         (699)     (10,223)      (1,393)      (1,998)     (17,058)       4,429      4,787      (8,474)
                                 ---------    ---------    ---------    ---------    ---------    ---------  ---------   ---------

Class A Shares
   Shares issued                       129          908          255        5,213          417        3,405        212         597
   Dividends reinvested                310          146           --           --           22           --         65          13
   Shares redeemed                    (649)        (399)      (1,481)      (4,318)      (5,468)      (3,092)      (571)       (469)
                                 ---------    ---------    ---------    ---------    ---------    ---------  ---------   ---------
   Total Class A Shares               (210)         655       (1,226)         895       (5,029)         313       (294)        141
                                 ---------    ---------    ---------    ---------    ---------    ---------  ---------   ---------

Class B Shares
   Shares issued                        16           34           39          103           43          196         26          21
   Dividends reinvested                 23           10           --           --           --^          --          2          --^
   Shares redeemed                     (36)         (15)        (129)         (63)        (395)        (203)       (18)         (8)
                                 ---------    ---------    ---------    ---------    ---------    ---------  ---------   ---------
   Total Class B Shares                  3           29          (90)          40         (352)          (7)        10          13
                                 ---------    ---------    ---------    ---------    ---------    ---------  ---------   ---------

Class C Shares
   Shares issued                         2           40           20           50           21           97          3          11
   Dividends reinvested                  8            4           --           --           --^          --         --^         --^
   Shares redeemed                     (22)         (18)         (52)         (44)        (228)        (169)        (2)         (1)
                                 ---------    ---------    ---------    ---------    ---------    ---------  ---------   ---------
   Total Class C Shares                (12)          26          (32)           6         (207)         (72)         1          10
                                 ---------    ---------    ---------    ---------    ---------    ---------  ---------   ---------

Advisor Shares
   Shares issued                         9           50           18           60           36          160          NA          NA
   Dividends reinvested                 15            5           --           --           --^          --          NA          NA
   Shares redeemed                     (22)          (8)         (16)          (4)         (50)         (27)         NA          NA
                                 ---------    ---------    ---------    ---------    ---------    ---------   ---------   ---------
   Total Advisor Shares                  2           47            2           56          (14)         133          NA          NA
                                 ---------    ---------    ---------    ---------    ---------    ---------   ---------   ---------

Select Shares
   Shares issued                        NA           NA           NA           NA           NA           NA          NA          NA
   Dividends reinvested                 NA           NA           NA           NA           NA           NA          NA          NA
   Shares redeemed                      NA           NA           NA           NA           NA           NA          NA          NA
                                 ---------    ---------    ---------    ---------    ---------    ---------   ---------   ---------
   Total Select Shares                  NA           NA           NA           NA           NA           NA          NA          NA
                                 ---------    ---------    ---------    ---------    ---------    ---------   ---------   ---------

Preferred Shares
   Shares issued                        NA           NA           NA           NA           NA           NA          NA          NA
   Dividends reinvested                 NA           NA           NA           NA           NA           NA          NA          NA
   Shares redeemed                      NA           NA           NA           NA           NA           NA          NA          NA
                                 ---------    ---------    ---------    ---------    ---------    ---------   ---------   ---------
   Total Preferred Shares               NA           NA           NA           NA           NA           NA          NA          NA
                                 ---------    ---------    ---------    ---------    ---------    ---------   ---------   ---------

Trust Shares
   Shares issued                        NA           NA           NA           NA           NA           NA          NA          NA
   Dividends reinvested                 NA           NA           NA           NA           NA           NA          NA          NA
   Shares redeemed                      NA           NA           NA           NA           NA           NA          NA          NA
                                 ---------    ---------    ---------    ---------    ---------    ---------   ---------   ---------
   Total Trust Shares                   NA           NA           NA           NA           NA           NA          NA          NA
                                 ---------    ---------    ---------    ---------    ---------    ---------   ---------   ---------

Change from share transactions        (916)      (9,466)      (2,739)      (1,001)     (22,660)       4,796       4,504      (8,310)
                                 =========    =========    =========    =========    =========    =========   =========   =========

                                    Equity Index Fund             Balanced Fund          Micro Cap Value Fund
                                 ----------------------       ----------------------    ----------------------
                                    Year         Year            Year         Year         Year         Year
                                   ended        ended           ended        ended        ended        ended
                                  July 31,     July 31,        July 31,     July 31,     July 31,     July 31,
                                    2005        2004(a)          2005         2004         2005         2004
                                 ---------    ---------       ---------    ---------    ---------    ---------
Share Transactions:
Institutional Shares
   Shares issued                     2,347        4,320             589          705          893        6,449
   Dividends reinvested                128          170             114          132          915          770
   Shares redeemed                  (4,521)     (26,097)         (4,211)      (8,202)      (7,924)      (4,402)
                                 ---------    ---------       ---------    ---------    ---------    ---------
   Total Institutional Shares       (2,046)     (21,607)         (3,508)      (7,365)      (6,116)       2,817
                                 ---------    ---------       ---------    ---------    ---------    ---------

Class A Shares
   Shares issued                       402        4,550             249        1,826          164        3,254
   Dividends reinvested                 54           42              92           65          231          186
   Shares redeemed                    (934)      (2,879)         (1,901)      (2,145)      (1,771)      (1,621)
                                 ---------    ---------       ---------    ---------    ---------    ---------
   Total Class A Shares               (478)       1,713          (1,560)        (254)      (1,376)       1,819
                                 ---------    ---------       ---------    ---------    ---------    ---------

Class B Shares
   Shares issued                        43           66              26           75           27          215
   Dividends reinvested                  2            1               9            3           47           37
   Shares redeemed                     (37)         (14)           (275)        (214)         (75)         (89)
                                 ---------    ---------       ---------    ---------    ---------    ---------
   Total Class B Shares                  8           53            (240)        (136)          (1)         163
                                 ---------    ---------       ---------    ---------    ---------    ---------

Class C Shares
   Shares issued                        43           51              18           64          128          485
   Dividends reinvested                  1           --^              4            1           37           18
   Shares redeemed                     (40)         (47)           (102)        (177)        (148)         (84)
                                 ---------    ---------       ---------    ---------    ---------    ---------
   Total Class C Shares                  4            4             (80)        (112)          17          419
                                 ---------    ---------       ---------    ---------    ---------    ---------

Advisor Shares
   Shares issued                         36           55               3            9          390        2,019
   Dividends reinvested                   1           --^             --^          --^         245          211
   Shares redeemed                      (16)         (10)             (3)          (3)      (1,385)      (1,262)
                                  ---------    ---------       ---------    ---------    ---------    ---------
   Total Advisor Shares                  21           45              --^           6         (750)         968
                                  ---------    ---------       ---------    ---------    ---------    ---------

Select Shares
   Shares issued                        224          713              NA           NA           NA           NA
   Dividends reinvested                  10            3              NA           NA           NA           NA
   Shares redeemed                     (119)         (34)             NA           NA           NA           NA
                                  ---------    ---------       ---------    ---------    ---------    ---------
   Total Select Shares                  115          682              NA           NA           NA           NA
                                  ---------    ---------       ---------    ---------    ---------    ---------

Preferred Shares
   Shares issued                        584        9,212              NA           NA           NA           NA
   Dividends reinvested                  76           75              NA           NA           NA           NA
   Shares redeemed                   (5,222)      (1,393)             NA           NA           NA           NA
                                  ---------    ---------       ---------    ---------    ---------    ---------
   Total Preferred Shares            (4,562)       7,894              NA           NA           NA           NA
                                  ---------    ---------       ---------    ---------    ---------    ---------

Trust Shares
   Shares issued                      1,052        4,932              NA           NA           NA           NA
   Dividends reinvested                   8            5              NA           NA           NA           NA
   Shares redeemed                   (1,651)      (1,093)             NA           NA           NA           NA
                                  ---------    ---------       ---------    ---------    ---------    ---------
   Total Trust Shares                  (591)       3,844              NA           NA           NA           NA
                                  ---------    ---------       ---------    ---------    ---------    ---------

Change from share transactions       (7,529)      (7,372)         (5,388)      (7,861)      (8,226)       6,186
                                  =========    =========       =========    =========    =========    =========

--------------
(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.

^     Represents fewer than five hundred dollars/shares.

                        See notes to financial statements


                                    138 & 139

Fifth Third Funds
Statements of Changes in Net Assets, continued --
Fund Share Transactions (Amounts in thousands)
--------------------------------------------------------------------------------

                                                                                      Disciplined Large Cap        LifeModel
                                     Small Cap Value Fund    Multi Cap Value Fund          Value Fund        Aggressive Fund(SM)
                                     --------------------    --------------------    ----------------------  --------------------
                                       Year        Year        Year        Year         Year         Year      Year        Year
                                      ended       ended       ended       ended        ended        ended     ended       ended
                                     July 31,    July 31,    July 31,    July 31,     July 31,     July 31,  July 31,    July 31,
                                       2005        2004        2005        2004         2005         2004      2005        2004
                                     --------    --------    --------    --------    ---------    ---------  --------    --------
Capital Transactions:
Institutional Shares
   Shares issued                     $ 55,220    $ 56,630    $ 66,947    $ 84,532    $  82,591    $ 300,125  $ 24,902    $ 32,676
   Dividends reinvested                10,515       3,940      15,107         751       18,198       13,643     1,014         881
   Shares redeemed                    (33,029)    (36,181)    (82,530)    (66,562)    (227,228)     (74,461)  (16,721)    (16,370)
                                     --------    --------    --------    --------    ---------    ---------  --------    --------
   Total Institutional Shares          32,706      24,389        (476)     18,721     (126,439)     239,307     9,195      17,187
                                     --------    --------    --------    --------    ---------    ---------  --------    --------

Class A Shares
   Shares issued                        1,102       2,347       9,858      15,347        7,203       17,304    13,179      31,283
   Dividends reinvested                   184          29       1,951         102          802          725       607         522
   Shares redeemed                     (1,186)       (331)    (10,763)     (5,995)      (7,514)     (12,995)  (10,978)     (4,416)
                                     --------    --------    --------    --------    ---------    ---------  --------    --------
   Total Class A Shares                   100       2,045       1,046       9,454          491        5,034     2,808      27,389
                                     --------    --------    --------    --------    ---------    ---------  --------    --------

Class B Shares
   Shares issued                          599         428       2,803       3,955        1,398        1,325      4,444       8,856
   Dividends reinvested                    55           8       1,133          51          139          127        148         149
   Shares redeemed                       (137)        (41)     (3,229)     (1,772)      (1,172)        (562)    (2,442)       (702)
                                     --------    --------    --------    --------    ---------    ---------   --------    --------
   Total Class B Shares                   517         395         707       2,234          365          890      2,150       8,303
                                     --------    --------    --------    --------    ---------    ---------   --------    --------

Class C Shares
   Shares issued                          474         702       2,020       1,961          708        1,013        761       2,038
   Dividends reinvested                    44          17         213           7           56           43         20          29
   Shares redeemed                       (256)       (182)     (2,078)       (537)        (508)        (274)      (795)       (707)
                                     --------    --------    --------    --------    ---------    ---------   --------    --------
   Total Class C Shares                   262         537         155       1,431          256          782        (14)      1,360
                                     --------    --------    --------    --------    ---------    ---------   --------    --------

Advisor Shares
   Shares issued                          344       1,481       1,914       7,464           NA           NA         NA          NA
   Dividends reinvested                   129          21       2,263         128           NA           NA         NA          NA
   Shares redeemed                       (331)       (120)     (7,342)    (11,525)          NA           NA         NA          NA
                                     --------    --------    --------    --------    ---------    ---------   --------    --------
   Total Advisor Shares                   142       1,382      (3,165)     (3,933)          NA           NA         NA          NA
                                     --------    --------    --------    --------    ---------    ---------   --------    --------
Change from capital transactions     $ 33,727    $ 28,748    $ (1,733)   $ 27,907    $(125,327)   $ 246,013   $ 14,139    $ 54,239
                                     ========    ========    ========    ========    =========    =========   ========    ========

Share Transactions:
Institutional Shares
   Shares issued                        2,646       2,856       2,739       3,830        5,849       23,119      1,868       2,568
   Dividends reinvested                   529         206         634          35        1,295        1,091         75          70
   Shares redeemed                     (1,594)     (1,846)     (3,414)     (3,042)     (15,801)      (5,812)    (1,234)     (1,324)
                                     --------    --------    --------    --------    ---------    ---------   --------    --------
   Total Institutional Shares           1,581       1,216         (41)        823       (8,657)      18,398        709       1,314
                                     --------    --------    --------    --------    ---------    ---------   --------    --------

Class A Shares
   Shares issued                           54         117         415         704          509        1,340       1,002       2,486
   Dividends reinvested                     9           2          83           5           57           58          45          42
   Shares redeemed                        (57)        (17)       (450)       (269)        (528)        (979)       (824)       (347)
                                     --------    --------    --------    --------    ---------    ---------    --------    --------
   Total Class A Shares                     6         102          48         440           38          419         223       2,181
                                     --------    --------    --------    --------    ---------    ---------    --------    --------

Class B Shares
   Shares issued                           30          21         121         181           97          100         342         710
   Dividends reinvested                     3          --^         49           2           10           10          11          12
   Shares redeemed                         (7)         (2)       (140)        (82)         (82)         (43)       (187)        (56)
                                     --------    --------    --------    --------    ---------    ---------    --------    --------
   Total Class B Shares                    26          19          30         101           25           67         166         666
                                     --------    --------    --------    --------    ---------    ---------    --------    --------

Class C Shares
   Shares issued                           24          35          86          90           50           80          59         164
   Dividends reinvested                     2           1           9          --^           4            3           1           2
   Shares redeemed                        (12)         (9)        (88)        (25)         (36)         (21)        (62)        (57)
                                     --------    --------    --------    --------    ---------    ---------    --------    --------
   Total Class C Shares                    14          27           7          65           18           62          (2)        109
                                     --------    --------    --------    --------    ---------    ---------    --------    --------

Advisor Shares
   Shares issued                           16          74          81         347           NA           NA          NA          NA
   Dividends reinvested                     7           1          96           6           NA           NA          NA          NA
   Shares redeemed                        (16)         (6)       (308)       (527)          NA           NA          NA          NA
                                     --------    --------    --------    --------    ---------    ---------    --------    --------
   Total Advisor Shares                     7          69        (131)       (174)          NA           NA          NA          NA
                                     --------    --------    --------    --------    ---------    ---------    --------    --------
Change from share transactions          1,634       1,433         (87)      1,255       (8,576)      18,946       1,096       4,270
                                     ========    ========    ========    ========    =========    =========    ========    ========


                                      LifeModel Moderately           LifeModel          LifeModel Moderately
                                       Aggressive Fund(SM)       Moderate Fund(SM)      Conservative Fund(SM)
                                      ---------------------    ---------------------    ---------------------
                                        Year         Year        Year         Year        Year         Year
                                       ended        ended       ended        ended       ended        ended
                                      July 31,     July 31,    July 31,     July 31,    July 31,     July 31,
                                        2005         2004        2005         2004        2005         2004
                                      --------    ---------    --------    ---------    --------     --------
Capital Transactions:
Institutional Shares
   Shares issued                      $ 35,699    $  42,003    $ 62,059    $ 293,587    $  9,260     $ 16,845
   Dividends reinvested                  2,008        1,625       7,796        3,255       1,221        1,496
   Shares redeemed                     (20,044)     (27,861)    (70,750)     (51,038)    (12,191)     (21,740)
                                      --------    ---------    --------    ---------    --------     --------
   Total Institutional Shares           17,663       15,767        (895)     245,804      (1,710)      (3,399)
                                      --------    ---------    --------    ---------    --------     --------

Class A Shares
   Shares issued                        37,035       72,485      31,945       83,406       8,736       28,373
   Dividends reinvested                  2,109        1,637       2,162        1,608       1,130        1,236
   Shares redeemed                     (21,154)     (15,784)    (34,525)     (17,065)    (11,563)      (8,496)
                                      --------    ---------    --------    ---------    --------     --------
   Total Class A Shares                 17,990       58,338        (418)      67,949      (1,697)      21,113
                                      --------    ---------    --------    ---------    --------     --------

Class B Shares
   Shares issued                         11,955       28,608       9,857       24,584       4,612       13,543
   Dividends reinvested                     518          414         543          485         462          459
   Shares redeemed                       (7,064)      (2,663)     (6,313)      (3,637)     (4,725)      (2,100)
                                       --------    ---------    --------    ---------    --------     --------
   Total Class B Shares                   5,409       26,359       4,087       21,432         349       11,902
                                       --------    ---------    --------    ---------    --------     --------

Class C Shares
   Shares issued                          3,453        7,547       3,077        7,079       1,608        3,424
   Dividends reinvested                      98           67          93           83          72           62
   Shares redeemed                       (3,489)        (982)     (3,300)      (1,094)     (1,439)        (925)
                                       --------    ---------    --------    ---------    --------     --------
   Total Class C Shares                      62        6,632        (130)       6,068         241        2,561
                                       --------    ---------    --------    ---------    --------     --------

Advisor Shares
   Shares issued                             NA           NA          NA           NA          NA           NA
   Dividends reinvested                      NA           NA          NA           NA          NA           NA
   Shares redeemed                           NA           NA          NA           NA          NA           NA
                                       --------    ---------    --------    ---------    --------     --------
   Total Advisor Shares                      NA           NA          NA           NA          NA           NA
                                       --------    ---------    --------    ---------    --------     --------
Change from capital transactions       $ 41,124    $ 107,096    $  2,644    $ 341,253    $ (2,817)    $ 32,177
                                       ========    =========    ========    =========    ========     ========

Share Transactions:
Institutional Shares
   Shares issued                          2,705        3,306       5,175       24,802         824        1,512
   Dividends reinvested                     152          130         647          279         108          136
   Shares redeemed                       (1,513)      (2,252)     (5,880)      (4,399)     (1,080)      (1,976)
                                       --------    ---------    --------    ---------    --------     --------
   Total Institutional Shares             1,344        1,184         (58)      20,682        (148)        (328)
                                       --------    ---------    --------    ---------    --------     --------

Class A Shares
   Shares issued                           2,859        5,785       2,680        7,162         782        2,555
   Dividends reinvested                      160          131         179          139         100          112
   Shares redeemed                        (1,610)      (1,234)     (2,883)      (1,450)     (1,038)        (765)
                                        --------    ---------    --------    ---------    --------     --------
   Total Class A Shares                    1,409        4,682         (24)       5,851        (156)       1,902
                                        --------    ---------    --------    ---------    --------     --------

Class B Shares
   Shares issued                             925        2,279         832        2,123         417        1,227
   Dividends reinvested                       39           33          45           42          41           42
   Shares redeemed                          (542)        (212)       (529)        (312)       (424)        (190)
                                        --------    ---------    --------    ---------    --------     --------
   Total Class B Shares                      422        2,100         348        1,853          34        1,079
                                        --------    ---------    --------    ---------    --------     --------

Class C Shares
   Shares issued                             266          601         258          612         144          310
   Dividends reinvested                        7            5           8            7           6            6
   Shares redeemed                          (268)         (78)       (278)         (94)       (129)         (84)
                                        --------    ---------    --------    ---------    --------     --------
   Total Class C Shares                        5          528         (12)         525          21          232
                                        --------    ---------    --------    ---------    --------     --------

Advisor Shares
   Shares issued                              NA           NA          NA           NA          NA           NA
   Dividends reinvested                       NA           NA          NA           NA          NA           NA
   Shares redeemed                            NA           NA          NA           NA          NA           NA
                                        --------    ---------    --------    ---------    --------     --------
   Total Advisor Shares                       NA           NA          NA           NA          NA           NA
                                        --------    ---------    --------    ---------    --------     --------
Change from share transactions             3,180        8,494         254       28,911        (249)       2,885
                                        ========    =========    ========    =========    ========     ========

-----------
^     Represents fewer than five hundred dollars/shares.

                        See notes to financial statements


                                    140 & 141

Fifth Third Funds
Statements of Changes in Net Assets, continued --
Fund Share Transactions (Amounts in thousands)
--------------------------------------------------------------------------------

                                          LifeModel                                               Select
                                    Conservative Fund(SM)    Strategic Income Fund              Stock Fund
                                   ----------------------    ----------------------       ----------------------
                                      Year         Year         Year         Year            Year         Year
                                     ended        ended        ended        ended           ended        ended
                                    July 31,     July 31,     July 31,     July 31,        July 31,     July 31,
                                      2005         2004         2005       2004(a)           2005         2004
                                   ---------    ---------    ---------    ---------       ---------    ---------
Capital Transactions:
Institutional Shares
   Shares issued                   $  12,957    $   6,828    $  24,974    $  48,821       $     503    $   1,352
   Shares issued in merger                --           --           --           --              --           --
   Dividends reinvested                  610          544          649          645              --           --
   Shares redeemed                    (5,952)      (9,370)     (21,877)     (27,289)         (2,518)      (9,672)
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Institutional Shares          7,615       (1,998)       3,746       22,177          (2,015)      (8,320)
                                   ---------    ---------    ---------    ---------       ---------    ---------

Class A Shares
   Shares issued                       9,897       17,121        3,984        1,045             865        3,212
   Shares issued in merger                --           --           --           --              --           --
   Dividends reinvested                  764          653           76            4              --           --
   Shares redeemed                   (11,653)      (6,620)        (652)        (104)         (4,122)      (2,524)
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Class A Shares                 (992)      11,154        3,408          945          (3,257)         688
                                   ---------    ---------    ---------    ---------       ---------    ---------

Class B Shares
   Shares issued                       2,138        7,782        1,573          387              25          147
   Shares issued in merger                --           --           --           --              --           --
   Dividends reinvested                  351          343           18            1              --           --
   Shares redeemed                    (3,641)      (3,428)         (96)          (4)           (200)         (71)
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Class B Shares               (1,152)       4,697        1,495          384            (175)          76
                                   ---------    ---------    ---------    ---------       ---------    ---------

Class C Shares
   Shares issued                       1,893        6,320        2,493       21,878              15           20
   Shares issued in merger                --           --           --           --              --           --
   Dividends reinvested                  152          145          957        1,233              --           --
   Shares redeemed                    (3,451)      (2,048)     (14,830)     (22,066)           (138)        (203)
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Class C Shares               (1,406)       4,417      (11,380)       1,045            (123)        (183)
                                   ---------    ---------    ---------    ---------       ---------    ---------

Advisor Shares
   Shares issued                          NA           NA        4,501       19,845              NA           NA
   Shares issued in merger                NA           NA           --           --              NA           NA
   Dividends reinvested                   NA           NA        1,335        1,446              NA           NA
   Shares redeemed                        NA           NA      (14,572)     (18,194)             NA           NA
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Advisor Shares                   NA           NA       (8,736)       3,097              NA           NA
                                   ---------    ---------    ---------    ---------       ---------    ---------

Change from capital transactions   $   4,065    $  18,270    $ (11,467)   $  27,648       $  (5,570)   $  (7,739)
                                   =========    =========    =========    =========       =========    =========

Share Transactions:
Institutional Shares
   Shares issued                       1,199          627        2,176        4,351              25           69
   Shares issued in merger                --           --           --           --              --           --
   Dividends reinvested                   56           51           57           58              --           --
   Shares redeemed                      (551)        (865)      (1,908)      (2,449)           (125)        (501)
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Institutional Shares            704         (187)         325        1,960            (100)        (432)
                                   ---------    ---------    ---------    ---------       ---------    ---------

Class A Shares
   Shares issued                         925        1,581          348           95              47          167
   Shares issued in merger                --           --           --           --              --           --
   Dividends reinvested                   71           61            7           --^             --           --
   Shares redeemed                    (1,083)        (610)         (57)          (9)           (214)        (129)
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Class A Shares                  (87)       1,032          298           86            (167)          38
                                   ---------    ---------    ---------    ---------       ---------    ---------

Class B Shares
   Shares issued                         199          723          137           35               1            8
   Shares issued in merger                --           --           --           --              --           --
   Dividends reinvested                   33           32            2           --^             --           --
   Shares redeemed                      (339)        (318)          (8)          --^            (10)          (4)
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Class B Shares                 (107)         437          131           35              (9)           4
                                   ---------    ---------    ---------    ---------       ---------    ---------

Class C Shares
   Shares issued                         177          586          220        1,953               1            1
   Shares issued in merger                --           --           --           --              --           --
   Dividends reinvested                   14           13           84          111              --           --
   Shares redeemed                      (322)        (190)      (1,308)      (2,003)             (8)         (11)
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Class C Shares                 (131)         409       (1,004)          61              (7)         (10)
                                   ---------    ---------    ---------    ---------       ---------    ---------

Advisor Shares
   Shares issued                          NA           NA          394        1,756              NA           NA
   Shares issued in merger                NA           NA           --           --              NA           NA
   Dividends reinvested                   NA           NA          117          129              NA           NA
   Shares redeemed                        NA           NA       (1,279)      (1,631)             NA           NA
                                   ---------    ---------    ---------    ---------       ---------    ---------
   Total Advisor Shares                   NA           NA         (768)         254              NA           NA
                                   ---------    ---------    ---------    ---------       ---------    ---------

Change from share transactions           379        1,691       (1,018)       2,396            (283)        (400)
                                   =========    =========    =========    =========       =========    =========


                                                               International                                      Intermediate
                                      Technology Fund           Equity Fund               Bond Fund                 Bond Fund
                                   ---------------------   ----------------------    ---------------------   ----------------------
                                      Year        Year        Year         Year        Year         Year        Year         Year
                                      ended       ended       ended       ended       ended        ended       ended        ended
                                    July 31,    July 31,    July 31,     July 31,    July 31,     July 31,    July 31,     July 31,
                                      2005        2004        2005       2004(b)       2005         2004        2005         2004
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
Capital Transactions:
Institutional Shares
   Shares issued                   $   9,259   $  25,660   $  82,064    $ 104,241    $ 93,508       84,603   $  78,453    $ 207,569
   Shares issued in merger                --          --          --      172,761          --           --          --           --
   Dividends reinvested                   --          --       2,185        2,209       3,033        2,983       4,315        7,249
   Shares redeemed                   (14,038)    (13,544)   (177,553)    (163,646)    (83,909)    (114,066)   (208,267)    (302,980)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Institutional Shares         (4,779)     12,116     (93,304)     115,565      12,632      (26,480)   (125,499)     (88,162)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Class A Shares
   Shares issued                       1,208       7,293       4,426       16,084       2,296       10,586       2,719       16,139
   Shares issued in merger                --          --          --        5,153          --           --          --           --
   Dividends reinvested                   --          --         384          165         617          684       1,060        1,110
   Shares redeemed                    (3,614)     (4,677)    (10,704)      (6,195)     (9,750)      (9,430)    (11,082)     (15,769)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Class A Shares               (2,406)      2,616      (5,894)      15,207      (6,837)       1,840      (7,303)       1,480
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Class B Shares
   Shares issued                         121         940         503          379         253          426          --          147
   Shares issued in merger                --          --          --           70          --           --          --           --
   Dividends reinvested                   --          --          10            2         103          138         128          128
   Shares redeemed                      (573)       (549)       (154)         (65)       (988)      (3,535)       (749)      (1,819)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Class B Shares                 (452)        391         359          386        (632)      (2,971)       (621)      (1,544)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Class C Shares
   Shares issued                          81       1,882         519          374          79           87         193          543
   Shares issued in merger                --          --          --          379          --           --          --           --
   Dividends reinvested                   --          --           6            1          19           23          36           43
   Shares redeemed                    (1,409)       (886)       (214)        (557)       (223)        (596)       (738)      (1,271)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Class C Shares               (1,328)        996         311          197        (125)        (486)       (509)        (685)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Advisor Shares
   Shares issued                         152         402         605          765          81          134          NA           NA
   Shares issued in merger                --          --          --       15,823          --           --          NA           NA
   Dividends reinvested                   --          --         175           37          18           15          NA           NA
   Shares redeemed                      (197)       (146)     (2,691)      (5,225)       (136)        (236)         NA           NA
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Advisor Shares                  (45)        256      (1,911)      11,400         (37)         (87)         NA           NA
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Change from capital transactions   $  (9,010)  $  16,375   $(100,439)   $ 142,755    $  5,001    $ (28,184)  $(133,932)   $ (88,911)
                                   =========   =========   =========    =========    ========    =========   =========    =========

Share Transactions:
Institutional Shares
   Shares issued                       1,021       2,375       8,108       11,779       9,257        8,270       7,923       20,481
   Shares issued in merger                --          --          --       19,982          --           --          --           --
   Dividends reinvested                   --          --         211          252         299          295         434          718
   Shares redeemed                    (1,549)     (1,326)    (17,002)     (17,582)     (8,263)     (11,327)    (20,921)     (30,042)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Institutional Shares           (528)      1,049      (8,683)      14,431       1,293       (2,762)    (12,564)      (8,843)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Class A Shares
   Shares issued                         135         694         432        1,835         226        1,051         271        1,594
   Shares issued in merger                --          --          --          595          --           --          --           --
   Dividends reinvested                   --          --          37           19          61           68         107          110
   Shares redeemed                      (403)       (449)     (1,036)        (687)       (962)        (934)     (1,112)      (1,561)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Class A Shares                 (268)        245        (567)       1,762        (675)         185        (734)         143
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Class B Shares
   Shares issued                          14          93          48           41          25           42          --           15
   Shares issued in merger                --          --          --            8          --           --          --           --
   Dividends reinvested                   --          --           1           -- ^        10           14          13           13
   Shares redeemed                       (68)        (54)        (15)          (7)        (97)        (351)        (75)        (182)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Class B Shares                  (54)         39          34           42         (62)        (295)        (62)        (154)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Class C Shares
   Shares issued                           9         181          51           45           8            9          19           54
   Shares issued in merger                --          --          --           45          --           --          --           --
   Dividends reinvested                   --          --           1           -- ^         2            2           4            4
   Shares redeemed                      (164)        (92)        (21)         (69)        (23)         (59)        (74)        (126)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Class C Shares                 (155)         89          31           21         (13)         (48)        (51)         (68)
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Advisor Shares
   Shares issued                          17          39          58           81           8           13          NA           NA
   Shares issued in merger                --          --          --        1,826          --           --          NA           NA
   Dividends reinvested                   --          --          17            4           2            2          NA           NA
   Shares redeemed                       (22)        (15)       (260)        (583)        (13)         (24)         NA           NA
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------
   Total Advisor Shares                   (5)         24        (185)       1,328          (3)          (9)         NA           NA
                                   ---------   ---------   ---------    ---------    --------    ---------   ---------    ---------

Change from share transactions        (1,010)      1,446      (9,370)      17,584         540       (2,929)    (13,411)      (8,922)
                                   =========   =========   =========    =========    ========    =========   =========    =========

-------------------
(a) Reflects operations for the period from April 1, 2004 (date of commencement of operations) to July 31, 2004 for Class A and Class B shares.

(b) Reflects operations for the period from November 10, 2003 (date of commencement of operations) to July 31, 2004 for Advisor Shares.

^     Represents fewer than five hundred dollars/shares.

                        See notes to financial statements


                                    142 & 143

Fifth Third Funds
Statements of Changes in Net Assets, continued --
Fund Share Transactions (Amounts in thousands)
--------------------------------------------------------------------------------

                                                                   U.S. Government
                                    Short Term Bond Fund              Bond Fund           Municipal Bond Fund
                                   ----------------------       ----------------------    ---------------------
                                      Year         Year            Year         Year         Year        Year
                                     ended        ended           ended        ended        ended       ended
                                    July 31,     July 31,        July 31,     July 31,     July 31,    July 31,
                                      2005       2004(a)          2005         2004          2005        2004
                                   ---------    ---------       ---------    ---------    ---------   ---------
Capital Transactions:
Institutional Shares
   Shares issued                   $ 113,038    $ 232,770       $   7,325    $  12,659    $   8,466   $   7,893
   Dividends reinvested                3,007        4,831             499        1,326        2,120       1,219
   Shares redeemed                  (268,049)    (223,970)        (18,374)     (20,172)     (16,807)    (25,329)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Institutional Shares       (152,004)      13,631         (10,550)      (6,187)      (6,221)    (16,217)
                                   ---------    ---------       ---------    ---------    ---------   ---------

Class A Shares
   Shares issued                       3,235       15,629           1,411       29,119           55       7,061
   Dividends reinvested                  620          756             709        1,236           96          98
   Shares redeemed                   (14,513)     (21,560)         (5,978)     (10,195)        (907)     (6,586)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Class A Shares              (10,658)      (5,175)         (3,858)      20,160         (756)        573
                                   ---------    ---------       ---------    ---------    ---------   ---------

Class B Shares
   Shares issued                          NA           NA              NA           NA          175         397
   Dividends reinvested                   NA           NA              NA           NA           83          45
   Shares redeemed                        NA           NA              NA           NA         (258)       (102)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Class B Shares                   NA           NA              NA           NA           --^       340
                                   ---------    ---------       ---------    ---------    ---------   ---------

Class C Shares
   Shares issued                         206          757             205          306           51         135
   Dividends reinvested                    9            6              51          190           15          17
   Shares redeemed                      (368)        (228)         (1,665)      (6,150)        (238)       (332)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Class C Shares                 (153)         535          (1,409)      (5,654)        (172)       (180)
                                   ---------    ---------       ---------    ---------    ---------   ---------

Advisor Shares
   Shares issued                          NA           NA              NA           NA           10          87
   Dividends reinvested                   NA           NA              NA           NA           19          15
   Shares redeemed                        NA           NA              NA           NA          (70)        (45)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Advisor Shares                   NA           NA              NA           NA          (41)         57
                                   ---------    ---------       ---------    ---------    ---------   ---------

Change from capital transactions   $(162,815)   $   8,991       $ (15,817)   $   8,319    $  (7,190)  $ (15,427)
                                   =========    =========       =========    =========    =========   =========

Share Transactions:
Institutional Shares
   Shares issued                      11,863       24,026             721        1,242          834         745
   Dividends reinvested                  317          498              49          130          209         115
   Shares redeemed                   (28,302)     (23,028)         (1,804)      (1,964)      (1,642)     (2,400)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Institutional Shares        (16,122)       1,496          (1,034)        (592)        (599)     (1,540)
                                   ---------    ---------       ---------    ---------    ---------   ---------

Class A Shares
   Shares issued                         341        1,611             139        2,837            5         668
   Dividends reinvested                   65           78              70          121            9           9
   Shares redeemed                    (1,534)      (2,221)           (588)        (992)         (88)       (622)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Class A Shares               (1,128)        (532)           (379)       1,966          (74)         55
                                   ---------    ---------       ---------    ---------    ---------   ---------

Class B Shares
   Shares issued                          NA           NA              NA           NA           17          38
   Dividends reinvested                   NA           NA              NA           NA            8           4
   Shares redeemed                        NA           NA              NA           NA          (25)        (10)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Class B Shares                   NA           NA              NA           NA           --^         32
                                   ---------    ---------       ---------    ---------    ---------   ---------

Class C Shares
   Shares issued                          22           78              20           30            5          13
   Dividends reinvested                    1            1               5           19            1           2
   Shares redeemed                       (39)         (24)           (164)        (605)         (23)        (32)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Class C Shares                  (16)          55            (139)        (556)         (17)        (17)
                                   ---------    ---------       ---------    ---------    ---------   ---------

Advisor Shares
   Shares issued                          NA           NA              NA           NA            1           9
   Dividends reinvested                   NA           NA              NA           NA            2           1
   Shares redeemed                        NA           NA              NA           NA           (7)         (4)
                                   ---------    ---------       ---------    ---------    ---------   ---------
   Total Advisor Shares                   NA           NA              NA           NA           (4)          6
                                   ---------    ---------       ---------    ---------    ---------   ---------

Change from share transactions       (17,266)       1,019          (1,552)         818         (694)     (1,464)
                                   =========    =========       =========    =========    =========   =========


                                        Intermediate               Ohio                   Michigan
                                    Municipal Bond Fund     Municipal Bond Fund     Municipal Bond Fund
                                   ---------------------   ---------------------   ---------------------
                                      Year        Year        Year        Year        Year        Year
                                     ended       ended       ended       ended       ended       ended
                                    July 31,    July 31,    July 31,    July 31,    July 31,    July 31,
                                      2005        2004        2005        2004        2005        2004
                                   ---------   ---------   ---------   ---------   ---------   ---------
Capital Transactions:
Institutional Shares
   Shares issued                   $   6,896   $  18,353   $   2,429   $   5,948   $   5,241   $  25,275
   Dividends reinvested                1,920       2,688         910         416         259         446
   Shares redeemed                   (54,557)    (68,066)    (23,611)    (31,734)    (35,599)    (37,741)
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Institutional Shares        (45,741)    (47,025)    (20,272)    (25,370)    (30,099)    (12,020)
                                   ---------   ---------   ---------   ---------   ---------   ---------

Class A Shares
   Shares issued                          99       6,508       4,818      16,923          19       1,995
   Dividends reinvested                  119         162         408         473         114         146
   Shares redeemed                    (1,571)     (6,460)     (3,892)    (15,435)     (2,641)     (2,774)
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Class A Shares               (1,353)        210       1,334       1,961      (2,508)       (633)
                                   ---------   ---------   ---------   ---------   ---------   ---------

Class B Shares
   Shares issued                          --         376         109         853          34         350
   Dividends reinvested                   40          38         117         107          14          24
   Shares redeemed                      (302)       (196)       (597)     (1,340)       (430)       (792)
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Class B Shares                (262)        218        (371)       (380)       (382)       (418)
                                   ---------   ---------   ---------   ---------   ---------   ---------

Class C Shares
   Shares issued                          10          83         249          82          37         254
   Dividends reinvested                    9          17         108         121          14          39
   Shares redeemed                      (225)       (709)       (812)     (2,287)     (1,391)     (2,438)
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Class C Shares                 (206)       (609)       (455)     (2,084)     (1,340)     (2,145)
                                   ---------   ---------   ---------   ---------   ---------   ---------

Advisor Shares
   Shares issued                          NA          NA          NA          NA          NA          NA
   Dividends reinvested                   NA          NA          NA          NA          NA          NA
   Shares redeemed                        NA          NA          NA          NA          NA          NA
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Advisor Shares                   NA          NA          NA          NA          NA          NA
                                   ---------   ---------   ---------   ---------   ---------   ---------

Change from capital transactions   $ (47,562)  $ (47,206)  $ (19,764)  $ (25,873)  $ (34,329)  $ (15,216)
                                   =========   =========   =========   =========   =========   =========

Share Transactions:
Institutional Shares
   Shares issued                         660       1,706         234         564         516       2,454
   Dividends reinvested                  182         251          88          39          26          43
   Shares redeemed                    (5,195)     (6,381)     (2,278)     (3,016)     (3,508)     (3,667)
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Institutional Shares         (4,353)     (4,424)     (1,956)     (2,413)     (2,966)     (1,170)
                                   ---------   ---------   ---------   ---------   ---------   ---------

Class A Shares
   Shares issued                          10         608         462       1,607           2         196
   Dividends reinvested                   11          15          39          45          11          14
   Shares redeemed                      (149)       (603)       (377)     (1,480)       (261)       (269)
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Class A Shares                 (128)         20         124         172        (248)        (59)
                                   ---------   ---------   ---------   ---------   ---------   ---------

Class B Shares
   Shares issued                          --          35          11          83           3          34
   Dividends reinvested                    4           4          12          10           1           2
   Shares redeemed                       (29)        (18)        (59)       (130)        (42)        (76)
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Class B Shares                  (25)         21         (36)        (37)        (38)        (40)
                                   ---------   ---------   ---------   ---------   ---------   ---------

Class C Shares
   Shares issued                           1           8          24           8           4          25
   Dividends reinvested                    1           2          10          12           1           4
   Shares redeemed                       (22)        (67)        (77)       (220)       (137)       (237)
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Class C Shares                  (20)        (57)        (43)       (200)       (132)       (208)
                                   ---------   ---------   ---------   ---------   ---------   ---------

Advisor Shares
   Shares issued                          NA          NA          NA          NA          NA          NA
   Dividends reinvested                   NA          NA          NA          NA          NA          NA
   Shares redeemed                        NA          NA          NA          NA          NA          NA
                                   ---------   ---------   ---------   ---------   ---------   ---------
   Total Advisor Shares                   NA          NA          NA          NA          NA          NA
                                   ---------   ---------   ---------   ---------   ---------   ---------

Change from share transactions        (4,526)     (4,440)     (1,911)     (2,478)     (3,384)  $  (1,477)
                                   =========   =========   =========   =========   =========   =========

-----------
(a) Reflects operations for the period from August 1, 2003 (date of commencement of operations) to July 31, 2004 for Class C Shares.

                        See notes to financial statements

                                    144 & 145

Fifth Third Funds
Notes to Financial Statements
July 31, 2005
--------------------------------------------------------------------------------

(1) Organization

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At July 31, 2005, the Trust consisted of thirty-five separate investment portfolios, one of which is not currently offered and is not included in these financial statements.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

Portfolio Name

Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value
 Fund")
Fifth Third LifeModel Aggressive FundSM ("LifeModel Aggressive Fund(SM)") Fifth Third LifeModel Moderately Aggressive FundSM ("LifeModel Moderately
 Aggressive Fund(SM)")
Fifth Third LifeModel Moderate FundSM ("LifeModel Moderate FundSM")
Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel Moderately
 Conservative Fund(SM)")
Fifth Third LifeModel Conservative FundSM ("LifeModel Conservative Fund(SM)") Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Select Stock Fund ("Select Stock Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third Bond Fund ("Bond Fund")
Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal Bond
 Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")

The Short Term Bond Fund and U.S. Government Bond Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares.The Large Cap Core Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund(SM), LifeModel Moderately Aggressive Fund(SM), LifeModel Moderate Fund(SM), LifeModel Moderately Conservative Fund(SM), LifeModel Conservative Fund(SM), Select Stock Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund offer four classes of shares:
Institutional Shares, Class A Shares, Class B Shares and Class C Shares.The Equity Index Fund offers eight classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Advisor Shares, Select Shares, Preferred Shares and Trust Shares.The remainder of the Funds each offer five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares.The Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B Shares made within six years of purchase and certain redemptions of Class C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to

                                                               Fifth Third Funds
                                        Notes to Financial Statements, continued
                                                                   July 31, 2005
--------------------------------------------------------------------------------

administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. Class B Shares of the Intermediate Bond Fund and Intermediate Municipal Bond Fund are closed for purchases to all investors.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification.The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) Reorganization

On November 10, 2003, the net assets of the Fifth Third Worldwide Fund and the Fifth Third International GDP Fund were exchanged for shares of the International Equity Fund.This exchange qualified as a tax-free exchange for federal income tax purposes.The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the exchange (Amounts in thousands except per share amounts):

                                          Institutional Shares               Class A Shares
                                    ------------------------------   ------------------------------
                                                            Net                              Net
                                                 Net       Asset                 Net        Asset
                                     Shares     Assets     Value      Shares    Assets      Value
                                    --------   --------   --------   --------   --------   --------
Worldwide Fund (a)                       253   $  3,277   $  12.96         NA         NA         NA
International Equity Fund (a)         23,754    205,379       8.65      1,313   $ 11,378   $   8.67
International GDP Fund (a)            14,770    169,484      11.47        457      5,153      11.27
                                    --------   --------   --------   --------   --------   --------
International Equity Fund (b) (c)     43,736   $378,140   $   8.65      1,908   $ 16,531   $   8.67


                                            Class B Shares                  Class C Shares
                                    ------------------------------   ------------------------------
                                                            Net                              Net
                                                 Net       Asset                 Net        Asset
                                     Shares     Assets     Value      Shares    Assets      Value
                                    --------   --------   --------   --------   --------   --------
Worldwide Fund (a)                        NA         NA         NA         30   $    370   $  12.52
International Equity Fund (a)             48   $    413   $   8.59         16        134       8.38
International GDP Fund (a)                 6         70      11.41          1          9      11.51
                                    --------   --------   --------   --------   --------   --------
International Equity Fund (b) (c)         56   $    483   $   8.59         61   $    513   $   8.38


                                            Advisor Shares
                                    ------------------------------
                                                           Net         Unrealized
                                                 Net       Asset      Appreciation
                                     Shares     Assets     Value     (Depreciation)
                                    --------   --------   --------   --------------
Worldwide Fund (a)                     1,249   $ 15,823   $  12.67       $  1,422
International Equity Fund (a)             NA         NA         NA          4,477
International GDP Fund (a)                NA         NA         NA        (33,788)
                                    --------   --------   --------       --------
International Equity Fund (b) (c)      1,826   $ 15,823   $   8.67       $(27,889)

---------------
(a)   Before reorganization.

(b)   After reorganization.

(c) The Fifth Third International Equity Fund retained its investment objective and financial history after the reorganization.

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2005
--------------------------------------------------------------------------------

(3) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.These policies are in conformity with accounting principles generally accepted in the United States of America.The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as, the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuations--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing price on that exchange. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities.When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

Repurchase Agreements--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Securities Transactions and Related Income--For financial reporting purposes, securities transactions are accounted for on the trade date. At all other times, the Trust's securities transactions are booked on a trade date plus one business day basis (which does not differ materially from a trade date basis). Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

                                                               Fifth Third Funds
                                        Notes to Financial Statements, continued
                                                                   July 31, 2005
--------------------------------------------------------------------------------

Foreign Currency Translation--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

Forward Currency Contracts--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date.The market value of the forward fluctuates with changes in currency exchange rates.The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation.When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Foreign Currency Commitments--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates.The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Futures Contracts--The Funds, with the exception of the Select Stock Fund, the Intermediate Municipal Bond Fund and the Ohio Municipal Bond Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized.The International Equity Fund held $1,231,985 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

When-Issued and Delayed Delivery Transactions (TBA)--The Funds may engage in when-issued or delayed delivery transactions.The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

Lending Portfolio Securities--To generate additional income, the Funds may lend up to one-third of their total assets pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned.The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities.The cash or subsequent short-term

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2005
--------------------------------------------------------------------------------

investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

In-Kind Redemptions--In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds recognize a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended July 31, 2005, the Equity Index Fund and Short Term Bond Fund realized $65,877,286 of net gain and $322,659 of net loss on $133,786,020 and $47,172,962 of in-kind redemptions, respectively.

Other--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.

Distributions to Shareholders--Dividends, if any, from net investment income are declared daily and paid monthly for the Strategic Income Fund. Dividends, if any, from net investment income are declared and paid monthly for the Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund. Dividends, if any, from net investment income are declared and paid quarterly for the Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund(SM), LifeModel Moderately Aggressive Fund(SM), LifeModel Moderate Fund(SM), LifeModel Moderately Conservative Fund(SM), LifeModel Conservative Fund(SM), Select Stock Fund and Technology Fund. Dividends, if any, from net investment income are declared and paid annually for the Small Cap Growth Fund, Small Cap Value Fund and International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature.To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

Federal Taxes--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                                               Fifth Third Funds
                                        Notes to Financial Statements, continued
                                                                   July 31, 2005
--------------------------------------------------------------------------------

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.70% for the Small Cap Growth Fund and Large Cap Core Fund, 0.80% for the Mid Cap Growth Fund, Quality Growth Fund, Balanced Fund, Disciplined Large Cap Value Fund and Select Stock Fund, 0.30% for the Equity Index Fund, 1.00% for the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund,Technology Fund and International Equity Fund, 0.90% for the Small Cap Value Fund, 0.15% for the LifeModel Aggressive Fund(SM), LifeModel Moderately Aggressive Fund(SM), LifeModel Moderate Fund(SM), LifeModel Moderately Conservative Fund(SM) and LifeModel Conservative Fund(SM), 0.60% for the Bond Fund, 0.55% for the Intermediate Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund, 0.50% for the Short Term Bond Fund and 0.45% for the Michigan Municipal Bond Fund.

Morgan Stanley Asset Management, Inc. is the International Equity Fund's Sub-Advisor. The Advisor compensates the Sub-Advisor at a rate based on the Fund's average daily net assets.

Administrative Fee--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, 0.17% of the average daily net assets of the Trust between $2 billion and $15 billion, and 0.15% of more than $15 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund. Effective with the start of fiscal year 2003, any Fund that commences operations shall be subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it received $1,801,141 in fees from Fifth Third during the year ended July 31, 2005, computed as a percentage (up to 0.0145%) of the average daily net assets of the Trust subject to certain minimums and reimbursement of out-of-pocket expenses. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Funds including providing certain related services, for which it receives an additional fee.

The Advisor and Administrator have entered into expense limitation agreements with the Trust. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 29, 2004 through July 31, 2005, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                       Large Cap     Small Cap       Select Stock        Bond         Intermediate
                                       Core Fund    Value Fund          Fund             Fund          Bond Fund
                                       ---------    ----------       -------------     ----------      ---------
Institutional Shares                      0.92%         1.25%            1.45%            0.78%           0.76%
Class A Shares                            1.17%         1.50%            1.70%            1.03%           1.01%
Class B Shares                            1.92%         2.25%            2.45%            1.78%           1.76%
Class C Shares                            1.92%         2.25%            2.45%            1.78%           1.76%
Advisor Shares                              NA          1.75%              NA             1.28%             NA

Amount subject to recoupment
  expiring on November 28, 2005.        $  101        $   --            $  63            $ 254           $ 266

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2005
--------------------------------------------------------------------------------

                                                                                    Michigan
                                                  Short Term        Municipal       Municipal
                                                  Bond Fund         Bond Fund       Bond Fund
                                                  ---------         ---------       ---------
Institutional Shares                                  0.73%             0.77%           0.68%
Class A Shares                                        0.98%             1.02%           0.93%
Class B Shares                                          NA              1.77%           1.68%
Class C Shares                                        1.73%             1.77%           1.68%
Advisor Shares                                          NA              1.27%             NA

Amount subject to recoupment
   expiring on November 28, 2005.                    $ 150            $  105           $  80

For the period from October 20, 2003 for the Equity Index Fund, August 1, 2002 for the LifeModel Funds and November 10, 2003 for the International Equity Fund through July 31, 2005, the expense limits currently in place and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                                                             LifeModel
                                           Equity           LifeModel        Moderately       LifeModel
                                            Index          Aggressive        Aggressive        Moderate
                                            Fund            Fund(SM)           Fund(SM)        Fund(SM)
                                          ----------      --------------    -------------    -------------
Institutional Shares                          0.19%             0.08%            0.08%           0.08%
Class A Shares                                0.44%             0.33%            0.33%           0.33%
Class B Shares                                1.19%             1.08%            1.08%           1.08%
Class C Shares                                1.19%             1.08%            1.08%           1.08%
Advisor Shares                                0.69%               NA               NA              NA
Select Shares                                 0.27%               NA               NA              NA
Preferred Shares                              0.34%               NA               NA              NA
Trust Shares                                  0.44%               NA               NA              NA

Amount subject to recoupment
      expiring on November 30, 2005.       $ 3,856            $  943          $ 1,813         $ 2,771


                                                LifeModel
                                                Moderately       LifeModel       International
                                               Conservative    Conservative         Equity
                                                 Fund(SM)         Fund(SM)            Fund
                                               ------------    ------------      ---------------
Institutional Shares                                0.08%            0.08%           1.35%
Class A Shares                                      0.33%            0.33%           1.60%
Class B Shares                                      1.08%            1.08%           2.35%
Class C Shares                                      1.08%            1.08%           2.35%
Advisor Shares                                        NA               NA            1.85%

Amount subject to recoupment
      expiring on November 30, 2005.              $  964          $   647         $   334

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

Distribution Services Fee--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares.The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor. For the year ended July 31, 2005, the Distributor received $3,423,771 from commissions earned on sales of Class A Shares and redemption of Class B Shares and Class C Shares, of which, the Distributor re-allowed $2,712,224 to affiliated broker-dealers of the Funds.

                                                               Fifth Third Funds
                                        Notes to Financial Statements, continued
                                                                   July 31, 2005
--------------------------------------------------------------------------------

Administrative Services Fee--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

Transfer and Dividend Disbursing Agent--Fifth Third served as transfer and dividend disbursing agent for the period prior to October 1, 2004.Transfer Agent fees for the period from August 1, 2004 through October 31, 2004 were computed at 0.0225% of the average daily net assets of each Funds' shares. In addition, there was an annual fee of $7,500 per additional class of shares per Fund. Effective October 1, 2004, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., began serving as transfer and dividend disbursing agent. Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each investment portfolio of the Trust, for which the Advisor will receive a fee of 0.005% from BISYS Ohio computed as a percentage of the average daily net assets of each Fund. Fifth Third received $746,932 in fees for its services during the year ended July 31, 2005. Effective November 1, 2004, transfer agent fees were changed and are computed at 0.0195% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.013% of more than $2 billion of the average daily net assets of all Funds with the exception of the Equity Index Fund, LifeModel Aggressive Fund(SM), LifeModel Moderately Aggressive Fund(SM), LifeModel Moderate Fund(SM), LifeModel Moderately Conservative Fund(SM) and the LifeModel Conservative Fund(SM). For the Equity Index Fund, LifeModel Aggressive Fund(SM), LifeModel Moderately Aggressive Fund(SM), LifeModel Moderate Fund(SM), LifeModel Moderately Conservative Fund(SM) and the LifeModel Conservative Fund(SM), transfer agent fees are computed at 0.0185% of the average daily net assets of each Funds' shares up to $700 million, 0.017% of the average daily net assets of each Funds' shares between $700 million and $1 billion, 0.0155% of the average daily net assets of each Funds' shares between $1 billion and $2 billion and 0.0125% of more than $2 billion of the average daily net assets of each Funds' shares. In addition, there is an annual fee of $3,000 per additional class of shares per Fund.

Accounting and Custody Fees--Fifth Third maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares.The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Pursuant to a separate agreement with Fifth Third, BISYS Ohio performs sub-accounting services on behalf of the Funds, for which it received $2,774,827 in fees from Fifth Third during the year ended July 31, 2005, computed as a percentage (up to 0.015%) of the average daily net assets of each Fund plus annual fees for additional classes of shares per Fund and reimbursement of out-of-pocket fees and other miscellaneous expenses. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2005
--------------------------------------------------------------------------------

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities for the year ended July 31, 2005, were as follows (Amounts in thousands):

                                              Purchases      Sales
                                             ----------   ----------
Small Cap Growth Fund                        $  154,861   $  217,394
Mid Cap Growth Fund                             211,549      246,404
Quality Growth Fund                             707,432    1,051,193
Large Cap Core Fund                             183,181      118,062
Equity Index Fund                                17,178      104,748
Balanced Fund                                   225,574      289,525
Micro Cap Value Fund                             25,930      109,011
Small Cap Value Fund                            159,464      135,312
Multi Cap Value Fund                             86,872       80,389
Disciplined Large Cap Value Fund                195,943      327,674
LifeModel Aggressive Fund(SM)                    61,502       42,049
LifeModel Moderately Aggressive Fund(SM)        139,063       90,521
LifeModel Moderate Fund(SM)                     212,565      198,531
LifeModel Moderately Conservative Fund(SM)       39,931       42,651
LifeModel Conservative Fund(SM)                  31,801       27,096
Strategic Income Fund                            26,791       41,633
Select Stock Fund                                 4,265        9,867
Technology Fund                                 171,721      180,931
International Equity Fund                        75,458      150,744
Bond Fund                                     1,030,489    1,033,477
Intermediate Bond Fund                          594,615      682,905
Short Term Bond Fund                            291,891      431,534
U.S. Government Bond Fund                       103,719      108,916
Municipal Bond Fund                              45,309       56,555
Intermediate Municipal Bond Fund                136,676      188,635
Ohio Municipal Bond Fund                         27,816       44,873
Michigan Municipal Bond Fund                      9,968       43,242

                                                               Fifth Third Funds
                                        Notes to Financial Statements, continued
                                                                   July 31, 2005
--------------------------------------------------------------------------------

(6) Line of Credit

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million.The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed.There were no borrowings against the line of credit at the end of the year.

(7) Federal Tax Information

The Funds designate the following amounts as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals.The amounts designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares. (Amounts in thousands):

                                              Amount
                                             -------
Small Cap Growth Fund                        $53,383
Large Cap Core Fund                            2,775
Micro Cap Value Fund                          23,671
Small Cap Value Fund                           4,642
Multi Cap Value Fund                          22,427
Disciplined Large Cap Value Fund              22,079
LifeModel Aggressive Fund(SM)                  1,197
LifeModel Moderately Aggressive Fund(SM)       1,902
LifeModel Moderate Fund(SM)                    2,033
LifeModel Moderately Conservative Fund(SM)       798
LifeModel Conservative Fund(SM)                  329
Strategic Income Fund                            124
Bond Fund                                        402
Municipal Bond Fund                            2,593
Intermediate Municipal Bond Fund               2,257
Ohio Municipal Bond Fund                       1,173
Michigan Municipal Bond Fund                     131

The tax character of distributions paid during the fiscal year ended July 31, 2005 was as follows (Amounts in thousands):

                                                Distributions paid from
                                                -----------------------
                                                          Net
                                                       Long Term     Tax          Total
                                            Ordinary    Capital     Exempt     Distributions
                                              Income     Gains      Income         Paid
                                            ---------  ----------  --------   ---------------
Small Cap Growth Fund                              --   $ 44,826         --       $44,826
Quality Growth Fund                          $  2,218         --         --         2,218
Large Cap Core Fund                             1,286      2,775         --         4,061
Equity Index Fund                               8,380         --         --         8,380
Balanced Fund                                   2,942         --         --         2,942
Micro Cap Value Fund                            3,376     13,113         --        16,489
Small Cap Value Fund                            7,395      3,613         --        11,008
Multi Cap Value Fund                            1,673     20,532         --        22,205
Disciplined Large Cap Value Fund               10,747     15,133         --        25,880
LifeModel Aggressive Fund(SM)                   1,135        686         --         1,821
LifeModel Moderately Aggressive Fund(SM)        3,543      1,350         --         4,893
LifeModel Moderate Fund(SM)                     9,769      1,019         --        10,788
LifeModel Moderately Conservative Fund(SM)      2,405        623         --         3,028
LifeModel Conservative Fund(SM)                 1,772        222         --         1,994
Strategic Income Fund                           7,053        124         --         7,177
International Equity Fund                       7,282         --         --         7,282
Bond Fund                                      10,836        350         --        11,186
Intermediate Bond Fund                         26,550         --         --        26,550
Short Term Bond Fund                           15,767         --         --        15,767
U.S. Government Bond Fund                       1,790         --         --         1,790
Municipal Bond Fund                                --      2,247   $  2,202         4,449
Intermediate Municipal Bond Fund                   --      1,820      9,253        11,073
Ohio Municipal Bond Fund                           --      1,118      4,957         6,075
Michigan Municipal Bond Fund                       --        131      2,605         2,736

Fifth Third Funds
Notes to Financial Statements, continued
July 31, 2005
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended July 31, 2004 was as follows (Amounts in thousands):

                                                Distributions paid from
                                                -----------------------
                                                          Net
                                                       Long Term     Tax          Total
                                            Ordinary    Capital     Exempt     Distributions
                                              Income     Gains      Income         Paid
                                            ---------  ----------  --------   ---------------
Small Cap Growth Fund                              --   $ 38,533         --       $38,533
Large Cap Core Fund                          $  1,268         --         --         1,268
Equity Index Fund                               8,131         --         --         8,131
Balanced Fund                                   2,629         --         --         2,629
Micro Cap Value Fund                            5,591      6,560         --        12,151
Small Cap Value Fund                            4,071         --         --         4,071
Multi Cap Value Fund                              508        928         --         1,436
Disciplined Large Cap Value Fund               11,531      8,117         --        19,648
LifeModel Aggressive Fund(SM)                   1,590          7         --         1,597
LifeModel Moderately Aggressive Fund(SM)        3,790         25         --         3,815
LifeModel Moderate Fund(SM)                     5,489         28         --         5,517
LifeModel Moderately Conservative Fund(SM)      3,330         12         --         3,342
LifeModel Conservative Fund(SM)                 1,741          7         --         1,748
Strategic Income Fund                           7,316         --         --         7,316
International Equity Fund                       4,086         --         --         4,086
Bond Fund                                      11,354         --         --        11,354
Intermediate Bond Fund                         29,176         --         --        29,176
Short Term Bond Fund                           15,629         --         --        15,629
U.S. Government Bond Fund                       2,781        529         --         3,310
Municipal Bond Fund                               325        861   $  2,907         4,093
Intermediate Municipal Bond Fund                  497      2,119      9,854        12,470
Ohio Municipal Bond Fund                           --        436      5,724         6,160
Michigan Municipal Bond Fund                       --        186      3,500         3,686

As of July 31, 2005, the components of accumulated earnings/(deficit) on a tax basis was as follows (Amounts in thousands):


                                                                                                    Accumulated
                                   Undistributed   Undistributed   Undistributed                    Capital and
                                    Tax Exempt       Ordinary        Long-Term     Distributions       Other
                                      Income          Income       Capital Gains      Payable         Losses
                                   -------------   -------------   -------------   -------------   -------------
Small Cap Growth Fund                         --              --   $      14,469              --              --
Mid Cap Growth Fund                           --              --              --              --   $     (21,604)
Quality Growth Fund                           --              --              --              --        (101,433)
Large Cap Core Fund                           --        $     21           2,279              --         (41,699)
Equity Index Fund                             --             711              --              --         (52,606)
Balanced Fund                                 --             123              --              --         (52,091)
Micro Cap Value Fund                          --              --          25,599              --              --
Small Cap Value Fund                          --           6,779           3,575              --              --
Multi Cap Value Fund                          --             323          11,271              --              --
Disciplined Large Cap Value Fund              --           7,709          32,544              --              --
LifeModel Aggressive Fund(SM)                 --              23           3,132              --              --
LifeModel Moderately
  Aggressive Fund(SM)                         --           1,075           5,004              --              --
LifeModel Moderate Fund(SM)                   --           1,313           8,544              --              --
LifeModel Moderately
  Conservative Fund(SM)                       --             261           1,825              --              --
LifeModel Conservative Fund(SM)               --             264             405              --              --
Strategic Income Fund                         --             909              90           ($574)             --
Select Stock Fund                             --              --              --              --         (17,543)
Technology Fund                               --              --              --              --         (47,937)
International Equity Fund                     --           4,810           4,629              --         (34,621)
Bond Fund                                     --           1,187             697              --              --
Intermediate Bond Fund                        --              57              --              --         (25,995)
Short Term Bond Fund                          --              66              --              --         (16,655)
U.S. Government Bond Fund                     --              96             153              --            (104)
Municipal Bond Fund                        $   1             102           2,043              --              --
Intermediate Municipal Bond Fund               7             747           1,654              --              --
Ohio Municipal Bond Fund                      71              42             275              --              --
Michigan Municipal Bond Fund                   2              --              --              --             (55)


                                                        Total
                                    Unrealized       Accumulated
                                   Appreciation/      Earnings/
                                   (Depreciation)*    (Deficit)
                                   -------------    -------------
Small Cap Growth Fund              $      61,639    $      76,108
Mid Cap Growth Fund                      132,754          111,150
Quality Growth Fund                      168,934           67,501
Large Cap Core Fund                       17,454          (21,945)
Equity Index Fund                        215,311          163,416
Balanced Fund                             11,950          (40,018)
Micro Cap Value Fund                      53,816           79,415
Small Cap Value Fund                      23,809           34,163
Multi Cap Value Fund                     114,695          126,289
Disciplined Large Cap Value Fund         135,707          175,960
LifeModel Aggressive Fund(SM)             24,083           27,238
LifeModel Moderately
  Aggressive Fund(SM)                     41,202           47,281
LifeModel Moderate Fund(SM)               36,337           46,194
LifeModel Moderately
  Conservative Fund(SM)                    9,926           12,012
LifeModel Conservative Fund(SM)            1,985            2,654
Strategic Income Fund                      7,927            8,352
Select Stock Fund                          2,575          (14,968)
Technology Fund                            2,356          (45,581)
International Equity Fund                  1,463          (23,719)
Bond Fund                                    891            2,775
Intermediate Bond Fund                    (4,306)         (30,244)
Short Term Bond Fund                      (7,538)         (24,127)
U.S. Government Bond Fund                   (222)             (77)
Municipal Bond Fund                        2,513            4,659
Intermediate Municipal Bond Fund           6,409            8,817
Ohio Municipal Bond Fund                   4,030            4,418
Michigan Municipal Bond Fund                 264              211

---------------
* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

                                                               Fifth Third Funds
                                        Notes to Financial Statements, continued
                                                                   July 31, 2005
--------------------------------------------------------------------------------

As of July 31, 2005, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the treasury regulations (Amounts in thousands):

                                                            Expiration Year
                         -------------------------------------------------------------------------------------
                           2006       2007       2008       2009       2010       2011       2012       2013       Total
                         --------   --------   --------   --------   --------   --------   --------   --------   --------
Mid Cap Growth Fund            --         --         --         --         --   $ 21,604         --         --   $ 21,604
Quality Growth Fund            --         --         --         --         --    101,433         --         --    101,433
Large Cap Core Fund            --         --         --         --         --         --   $    793         --        793
Equity Index Fund              --         --         --   $  3,493   $  3,128     45,379        606         --     52,606
Balanced Fund                  --         --         --         --         --     52,091         --         --     52,091
Select Stock Fund              --         --         --         --     14,480      3,024         39         --     17,543
Technology Fund                --         --         --         --     14,996     32,941         --         --     47,937
Intermediate Bond Fund         --         --   $  3,390        970        313         --      2,968   $  3,492     11,133
Short Term Bond Fund     $    238   $    220      1,126         --         --         --        733      6,363      8,680

As of July 31, 2005, the following Funds have additional capital loss carryforwards and built in losses, subject to certain limitations on availability, to offset future capital gains, if any, as the successor of a merger (Amounts in thousands):

                                        Expiration Year
                            -------------------------------------
                              2008      2009      2010      2011     Total
                            -------   -------   -------   -------   -------
Large Cap Core Fund         $19,165   $21,741        --        --   $40,906
International Equity Fund     2,769       868   $25,679   $ 5,305    34,621
Intermediate Bond Fund       10,029        --        --        --    10,029

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2005, the fund deferred to August 1, 2005 post October capital losses, post October currency losses and post October passive foreign investment company losses of (Amounts in thousands):

                                                                  Capital
                                                                   Losses
                                                                 ----------
Intermediate Bond Fund                                           $   4,833
Short Term Bond Fund                                                 7,975
U.S. Government Bond Fund                                              104
Michigan Municipal Bond Fund                                            55

(8) Concentration of Credit Risk

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers.Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations.Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at July 31, 2005.The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities.The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

(9) Subsequent Events

Effective August 1, 2005, the Select Stock Fund was renamed the Dividend Growth Fund.Also effective August 1, 2005, the Large Cap Core Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund(SM), LifeModel Moderately Aggressive Fund(SM), LifeModel Moderate Fund(SM), LifeModel Moderately Conservative Fund(SM), LifeModel Conservative Fund(SM), Dividend Growth Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund launched Advisor Shares.

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                                 Change in Net Assets                           Less Dividends and
                                                               Resulting from Operations                        Distributions from
                                                             ------------------------------                   ----------------------
                                                                              Net Realized
                                                                                  and
                                                                               Unrealized       Change in
                                               Net Asset                     Gains/(Losses)    Net Assets
                                                 Value,           Net             from          Resulting        Net          Net
                                               Beginning      Investment        Investment         from       Investment   Realized
                                               of Period     Income/(Loss)    Transactions      Operations      Income       Gains
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Institutional Shares
Year ended 12/31/00                              $19.29             --            (0.08)           (0.08)         --         (0.19)
1/01/01 to 7/31/01(c)                            $19.02          (0.02)           (1.08)           (1.10)         --         (0.06)
Year ended 7/31/02                               $17.86          (0.04)           (3.56)           (3.60)         --         (0.56)
Year ended 7/31/03                               $13.70          (0.03)            2.23             2.20          --            --
Year ended 7/31/04                               $15.90          (0.12)@           1.43             1.31          --         (1.73)
Year ended 7/31/05                               $15.48          (0.10)@           3.07             2.97          --         (2.87)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/00                              $19.19             --            (0.13)           (0.13)         --         (0.19)
1/01/01 to 7/31/01(c)                            $18.87          (0.04)           (1.06)           (1.10)         --         (0.06)
Year ended 7/31/02                               $17.71          (0.07)           (3.56)           (3.63)         --         (0.56)
Year ended 7/31/03                               $13.52          (0.06)            2.19             2.13          --            --
Year ended 7/31/04                               $15.65          (0.17)@           1.43             1.26          --         (1.73)
Year ended 7/31/05                               $15.18          (0.14)@           3.00             2.86          --         (2.87)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d)to 7/31/02                            $16.54          (0.05)           (2.34)           (2.39)         --         (0.56)
Year ended 7/31/03                               $13.59          (0.14)            2.16             2.02          --            --
Year ended 7/31/04                               $15.61          (0.29)@           1.43             1.14          --         (1.73)
Year ended 7/31/05                               $15.02          (0.24)@           2.94             2.70          --         (2.87)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d)to 7/31/02                            $16.54          (0.11)           (2.28)           (2.39)         --         (0.56)
Year ended 7/31/03                               $13.59          (0.14)            2.17             2.03          --            --
Year ended 7/31/04                               $15.62          (0.29)@           1.43             1.14          --         (1.73)
Year ended 7/31/05                               $15.03          (0.24)@           2.94             2.70          --         (2.87)
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Advisor Shares
10/29/01(d)to 7/31/02                            $16.54          (0.03)           (2.31)           (2.34)         --         (0.56)
Year ended 7/31/03                               $13.64          (0.06)            2.17             2.11          --            --
Year ended 7/31/04                               $15.75          (0.21)@           1.44             1.23          --         (1.73)
Year ended 7/31/05                               $15.25          (0.17)@           3.00             2.83          --         (2.87)
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Institutional Shares
Year ended 7/31/01                               $19.28             --            (1.69)           (1.69)         --         (2.49)
Year ended 7/31/02                               $15.10          (0.06)           (4.33)           (4.39)         --         (0.47)
Year ended 7/31/03                               $10.24          (0.07)@           1.85             1.78          --            --
Year ended 7/31/04                               $12.02          (0.09)            1.03             0.94          --            --
Year ended 7/31/05                               $12.96             --^            3.07             3.07          --            --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/01                               $19.16             --            (1.73)           (1.73)         --         (2.49)
Year ended 7/31/02                               $14.94          (0.09)           (4.27)           (4.36)         --         (0.47)
Year ended 7/31/03                               $10.11          (0.09)@           1.80             1.71          --            --
Year ended 7/31/04                               $11.82          (0.12)            1.02             0.90          --            --
Year ended 7/31/05                               $12.72          (0.05)            3.02             2.97          --            --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d)to 7/31/01                            $17.91             --            (0.56)           (0.56)         --         (2.49)
Year ended 7/31/02                               $14.86          (0.14)           (4.27)           (4.41)         --         (0.47)
Year ended 7/31/03                               $ 9.98          (0.17)@           1.78             1.61          --            --
Year ended 7/31/04                               $11.59          (0.21)            1.00             0.79          --            --
Year ended 7/31/05                               $12.38          (0.15)            2.93             2.78          --            --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/01                               $18.65             --            (1.80)           (1.80)         --         (2.49)
Year ended 7/31/02                               $14.36          (0.18)           (4.08)           (4.26)         --         (0.47)
Year ended 7/31/03                               $ 9.63          (0.16)@           1.70             1.54          --            --
Year ended 7/31/04                               $11.17          (0.21)            0.98             0.77          --            --
Year ended 7/31/05                               $11.94          (0.16)            2.83             2.67          --            --
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Advisor Shares
10/29/01(d)to 7/31/02                            $13.47          (0.04)           (2.87)           (2.91)         --         (0.47)
Year ended 7/31/03                               $10.09          (0.12)@           1.81             1.69          --            --
Year ended 7/31/04                               $11.78          (0.12)            0.99             0.87          --            --
Year ended 7/31/05                               $12.65          (0.07)            2.98             2.91          --            --


                                                                                            Ratios/Supplemental Data
                                                                                         -----------------------------

                                                                                                         Ratios of
                                                              Net           Total          Net            Expenses
                                                  Total      Asset         Return         Assets,            to
                                                Dividends    Value,       (excludes       End of          Average
                                                  and        End of         sales         Period             Net
                                              Distributions  Period        charge)        (000's)          Assets
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Institutional Shares
Year ended 12/31/00                              (0.19)      $19.02         (0.38%)       $804,758          0.91%
1/01/01 to 7/31/01(c)                            (0.06)      $17.86         (5.75%)*      $724,275          0.93%**
Year ended 7/31/02                               (0.56)      $13.70        (20.80%)       $485,623          0.93%
Year ended 7/31/03                                  --       $15.90         16.06%        $391,934          0.93%
Year ended 7/31/04                               (1.73)      $15.48          7.31%        $223,439          1.00%
Year ended 7/31/05                               (2.87)      $15.58         20.81%        $213,892          1.01%
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/00                              (0.19)      $18.87         (0.59%)       $ 25,231          1.16%
1/01/01 to 7/31/01(c)                            (0.06)      $17.71         (5.85%)*      $ 21,481          1.18%**
Year ended 7/31/02                               (0.56)      $13.52        (21.15%)       $ 16,468          1.18%
Year ended 7/31/03                                  --       $15.65         15.75%        $ 16,471          1.19%
Year ended 7/31/04                               (1.73)      $15.18          7.16%        $ 25,921          1.25%
Year ended 7/31/05                               (2.87)      $15.17         20.45%        $ 22,714          1.26%
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d)to 7/31/02                            (0.56)      $13.59        (13.01%)*      $    872          1.93%**
Year ended 7/31/03                                  --       $15.61         14.86%        $  1,407          1.94%
Year ended 7/31/04                               (1.73)      $15.02          6.30%        $  1,784          2.00%
Year ended 7/31/05                               (2.87)      $14.85         19.51%        $  1,805          2.01%
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d)to 7/31/02                            (0.56)      $13.59        (13.01%)*      $    346          1.93%**
Year ended 7/31/03                                  --       $15.62         14.94%        $    436          1.93%
Year ended 7/31/04                               (1.73)      $15.03          6.29%        $    810          2.00%
Year ended 7/31/05                               (2.87)      $14.86         19.57%        $    618          2.01%
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund Advisor Shares
10/29/01(d)to 7/31/02                            (0.56)      $13.64        (12.69%)*      $    220          1.43%**
Year ended 7/31/03                                  --       $15.75         15.47%        $    469          1.44%
Year ended 7/31/04                               (1.73)      $15.25          6.84%        $  1,173          1.51%
Year ended 7/31/05                               (2.87)      $15.21         20.13%        $  1,195          1.51%
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Institutional Shares
Year ended 7/31/01                               (2.49)      $15.10         (9.94%)       $255,634          1.02%
Year ended 7/31/02                               (0.47)      $10.24        (30.02%)       $207,807          1.12%
Year ended 7/31/03                                  --       $12.02         17.38%        $335,285          1.10%
Year ended 7/31/04                                  --       $12.96          7.82%        $335,815          1.09%
Year ended 7/31/05                                  --       $16.03         23.69%        $392,929          1.09%
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/01                               (2.49)      $14.94        (10.18%)       $ 41,278          1.28%
Year ended 7/31/02                               (0.47)      $10.11        (30.21%)       $ 30,165          1.36%
Year ended 7/31/03                                  --       $11.82         17.03%        $ 35,504          1.35%
Year ended 7/31/04                                  --       $12.72          7.61%        $ 49,586          1.34%
Year ended 7/31/05                                  --       $15.69         23.35%        $ 41,921          1.34%
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d)to 7/31/01                            (2.49)      $14.86         (4.46%)*      $  3,757          2.05%**
Year ended 7/31/02                               (0.47)      $ 9.98        (30.65%)       $  5,008          2.12%
Year ended 7/31/03                                  --       $11.59         16.13%        $  5,846          2.10%
Year ended 7/31/04                                  --       $12.38          6.82%        $  6,730          2.09%
Year ended 7/31/05                                  --       $15.16         22.46%        $  6,874          2.09%
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/01                               (2.49)      $14.36        (10.95%)       $  1,410          1.99%
Year ended 7/31/02                               (0.47)      $ 9.63        (30.67%)       $  1,061          2.12%
Year ended 7/31/03                                  --       $11.17         15.99%        $  1,525          2.10%
Year ended 7/31/04                                  --       $11.94          6.89%        $  1,700          2.09%
Year ended 7/31/05                                  --       $14.61         22.36%        $  1,600          2.09%
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund Advisor Shares
10/29/01(d)to 7/31/02                            (0.47)      $10.09        (19.75%)*      $    145          1.68%**
Year ended 7/31/03                                  --       $11.78         16.75%        $    240          1.60%
Year ended 7/31/04                                  --       $12.65          7.39%        $    962          1.59%
Year ended 7/31/05                                  --       $15.56         23.00%        $  1,218          1.59%
----------------------------------------------------------------------------------------------------------------------


                                                       Ratios/Supplemental Data
                                            --------------------------------------------------

                                                                 Ratios of
                                             Ratios of Net        Expenses
                                               Investment            to
                                             Income/(Loss)         Average          Portfolio
                                               to Average            Net            Turnover
                                               Net Assets         Assets (a)         Rate (b)
-----------------------------------------------------------------------------------------------
Small Cap Growth Fund Institutional Shares
Year ended 12/31/00                               (0.11%)            0.92%              28%
1/01/01 to 7/31/01(c)                             (0.16%)**          0.93%**            13%
Year ended 7/31/02                                (0.21%)            0.96%              25%
Year ended 7/31/03                                (0.16%)            0.98%              63%
Year ended 7/31/04                                (0.72%)            1.00%              95%
Year ended 7/31/05                                (0.68%)            1.01%              65%
-----------------------------------------------------------------------------------------------
Small Cap Growth Fund Class A Shares
Year ended 12/31/00                               (0.36%)            1.17%              28%
1/01/01 to 7/31/01(c)                             (0.41%)**          1.18%**            13%
Year ended 7/31/02                                (0.46%)            1.21%              25%
Year ended 7/31/03                                (0.42%)            1.23%              63%
Year ended 7/31/04                                (0.99%)            1.25%              95%
Year ended 7/31/05                                (0.93%)            1.26%              65%
-----------------------------------------------------------------------------------------------
Small Cap Growth Fund Class B Shares
10/29/01(d)to 7/31/02                             (1.25%)**          1.98%**            25%
Year ended 7/31/03                                (1.17%)            1.98%              63%
Year ended 7/31/04                                (1.74%)            2.00%              95%
Year ended 7/31/05                                (1.68%)            2.01%              65%
-----------------------------------------------------------------------------------------------
Small Cap Growth Fund Class C Shares
10/29/01(d)to 7/31/02                             (1.26%)**          1.97%**            25%
Year ended 7/31/03                                (1.16%)            1.98%              63%
Year ended 7/31/04                                (1.74%)            2.00%              95%
Year ended 7/31/05                                (1.68%)            2.01%              65%
-----------------------------------------------------------------------------------------------
Small Cap Growth Fund Advisor Shares
10/29/01(d)to 7/31/02                             (0.74%)**          1.48%**            25%
Year ended 7/31/03                                (0.66%)            1.48%              63%
Year ended 7/31/04                                (1.26%)            1.51%              95%
Year ended 7/31/05                                (1.18%)            1.51%              65%
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund Institutional Shares
Year ended 7/31/01                                (0.24%)            1.06%              26%
Year ended 7/31/02                                (0.49%)            1.14%              27%
Year ended 7/31/03                                (0.65%)            1.10%              25%
Year ended 7/31/04                                (0.68%)            1.09%              83%
Year ended 7/31/05                                (0.03%)            1.09%              54%
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class A Shares
Year ended 7/31/01                                (0.49%)            1.32%              26%
Year ended 7/31/02                                (0.74%)            1.39%              27%
Year ended 7/31/03                                (0.89%)            1.35%              25%
Year ended 7/31/04                                (0.93%)            1.34%              83%
Year ended 7/31/05                                (0.29%)            1.34%              54%
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class B Shares
10/11/00(d)to 7/31/01                             (1.24%)**          2.09%**            26%
Year ended 7/31/02                                (1.51%)            2.15%              27%
Year ended 7/31/03                                (1.64%)            2.10%              25%
Year ended 7/31/04                                (1.68%)            2.09%              83%
Year ended 7/31/05                                (1.03%)            2.09%              54%
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund Class C Shares
Year ended 7/31/01                                (1.20%)            2.15%              26%
Year ended 7/31/02                                (1.49%)            2.14%              27%
Year ended 7/31/03                                (1.64%)            2.10%              25%
Year ended 7/31/04                                (1.68%)            2.09%              83%
Year ended 7/31/05                                (1.03%)            2.09%              54%
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund Advisor Shares
10/29/01(d)to 7/31/02                             (1.06%)**          1.71%**            27%
Year ended 7/31/03                                (1.14%)            1.60%              25%
Year ended 7/31/04                                (1.17%)            1.59%              83%
Year ended 7/31/05                                (0.52%)            1.59%              54%
-----------------------------------------------------------------------------------------------


                        See notes to financial highlights


                                    158 & 159

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                               Change in Net Assets                          Less Dividends and
                                                             Resulting from Operations                       Distributions from
                                                           -----------------------------                  ------------------------
                                                                           Net Realized
                                                                               and
                                                                            Unrealized     Change in
                                               Net Asset                  Gains/(Losses)  Net Assets
                                                 Value,         Net            from         Resulting       Net            Net
                                               Beginning    Investment       Investment       from       Investment     Realized
                                               of Period   Income/(Loss)   Transactions    Operations      Income         Gains
----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Institutional Shares
Year ended 7/31/01                              $26.24            --          (4.85)         (4.85)            --          (2.91)
Year ended 7/31/02                              $18.48         (0.04)         (4.94)         (4.98)            --          (0.59)
Year ended 7/31/03                              $12.91          0.01           1.31           1.32             --^            --
Year ended 7/31/04                              $14.23         (0.04)          0.42           0.38             --             --
Year ended 7/31/05                              $14.61          0.03           1.74           1.77          (0.04)            --
----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/01                              $26.12            --          (4.88)         (4.88)            --          (2.91)
Year ended 7/31/02                              $18.33         (0.08)         (4.89)         (4.97)            --          (0.59)
Year ended 7/31/03                              $12.77         (0.02)          1.29           1.27             --             --
Year ended 7/31/04                              $14.04         (0.08)          0.42           0.34             --             --
Year ended 7/31/05                              $14.38         (0.02)          1.72           1.70          (0.03)            --
----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d)to 7/31/01                           $24.17            --          (3.03)         (3.03)            --          (2.91)
Year ended 7/31/02                              $18.23         (0.16)         (4.88)         (5.04)            --          (0.59)
Year ended 7/31/03                              $12.60         (0.12)          1.27           1.15             --             --
Year ended 7/31/04                              $13.75         (0.19)          0.43           0.24             --             --
Year ended 7/31/05                              $13.99         (0.14)          1.67           1.53             --^            --
----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/01                              $25.59            --          (4.90)         (4.90)            --          (2.91)
Year ended 7/31/02                              $17.78         (0.20)         (4.71)         (4.91)            --          (0.59)
Year ended 7/31/03                              $12.28         (0.11)          1.23           1.12             --             --
Year ended 7/31/04                              $13.40         (0.20)          0.43           0.23             --             --
Year ended 7/31/05                              $13.63         (0.15)          1.64           1.49             --^            --
----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund Advisor Shares
10/29/01(d)to 7/31/02                           $16.79         (0.03)         (3.42)         (3.45)            --          (0.59)
Year ended 7/31/03                              $12.75         (0.03)          1.26           1.23             --             --
Year ended 7/31/04                              $13.98         (0.09)          0.40           0.31             --             --
Year ended 7/31/05                              $14.29         (0.06)          1.71           1.65          (0.02)            --
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Institutional Shares
Year ended 12/31/00                             $20.42          0.07          (2.24)         (2.17)         (0.07)         (1.34)
1/1/01 to 7/31/01(c)                            $16.84          0.03          (1.43)         (1.40)         (0.03)         (0.24)
Year ended 7/31/02                              $15.17          0.08          (3.66)         (3.58)         (0.08)         (0.31)
Year ended 7/31/03                              $11.20          0.12           0.63           0.75          (0.11)            --
Year ended 7/31/04                              $11.84          0.12           1.36           1.48          (0.12)            --
Year ended 7/31/05                              $13.20          0.18           1.76           1.94          (0.18)         (0.35)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/00                             $20.25          0.02          (2.22)         (2.20)         (0.02)         (1.34)
1/1/01 to 7/31/01(c)                            $16.69          0.02          (1.42)         (1.40)         (0.03)         (0.24)
Year ended 7/31/02                              $15.02          0.05          (3.62)         (3.57)         (0.07)         (0.31)
Year ended 7/31/03                              $11.07          0.08           0.64           0.72          (0.09)            --
Year ended 7/31/04                              $11.70          0.07           1.36           1.43          (0.09)            --
Year ended 7/31/05                              $13.04          0.14           1.73           1.87          (0.14)         (0.35)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d)to 7/31/02                           $13.86          0.02          (2.41)         (2.39)         (0.04)         (0.31)
Year ended 7/31/03                              $11.12            --^          0.65           0.65          (0.02)            --
Year ended 7/31/04                              $11.75         (0.02)          1.36           1.34          (0.01)            --
Year ended 7/31/05                              $13.08          0.04           1.74           1.78          (0.05)         (0.35)
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d)to 7/31/02                           $13.86          0.03          (2.40)         (2.37)         (0.03)         (0.31)
Year ended 7/31/03                              $11.15          0.01           0.63           0.64          (0.03)            --
Year ended 7/31/04                              $11.76         (0.01)          1.35           1.34          (0.02)            --
Year ended 7/31/05                              $13.08          0.03           1.74           1.77          (0.04)         (0.35)
----------------------------------------------------------------------------------------------------------------------------------


                                                                                       Ratios/Supplemental Data
                                                                                     ---------------------------

                                                                                                     Ratios of
                                                          Net           Total          Net            Expenses
                                              Total      Asset         Return         Assets,            to
                                            Dividends    Value,       (excludes       End of          Average
                                              and        End of         sales         Period             Net
                                          Distributions  Period        charge)        (000's)          Assets
----------------------------------------------------------------------------------------------------------------
Quality Growth Fund Institutional Shares
Year ended 7/31/01                           (2.91)      $18.48        (19.93%)       $716,251          1.02%
Year ended 7/31/02                           (0.59)      $12.91        (27.90%)       $566,235          1.09%
Year ended 7/31/03                              --^      $14.23         10.23%        $795,988          1.08%
Year ended 7/31/04                              --       $14.61          2.67%        $882,256          1.07%
Year ended 7/31/05                           (0.04)      $16.34         12.13%        $707,766          1.08%
----------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/01                           (2.91)      $18.33        (20.16%)       $340,596          1.28%
Year ended 7/31/02                           (0.59)      $12.77        (28.08%)       $221,972          1.34%
Year ended 7/31/03                              --       $14.04          9.95%        $211,221          1.33%
Year ended 7/31/04                              --       $14.38          2.42%        $220,904          1.32%
Year ended 7/31/05                           (0.03)      $16.05         11.83%        $165,836          1.33%
----------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d)to 7/31/01                        (2.91)      $18.23        (24.58%)*      $ 14,531          2.05%**
Year ended 7/31/02                           (0.59)      $12.60        (28.63%)       $ 19,678          2.10%
Year ended 7/31/03                              --       $13.75          9.13%        $ 20,700          2.08%
Year ended 7/31/04                              --       $13.99          1.75%        $ 20,947          2.07%
Year ended 7/31/05                              --^      $15.52         10.95%        $ 17,791          2.08%
----------------------------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/01                           (2.91)      $17.78        (20.71%)       $ 11,687          1.98%
Year ended 7/31/02                           (0.59)      $12.28        (28.62%)       $  8,044          2.09%
Year ended 7/31/03                              --       $13.40          9.12%        $  8,380          2.08%
Year ended 7/31/04                              --       $13.63          1.72%        $  7,536          2.07%
Year ended 7/31/05                              --^      $15.12         10.95%        $  5,238          2.08%
----------------------------------------------------------------------------------------------------------------
Quality Growth Fund Advisor Shares
10/29/01(d)to 7/31/02                        (0.59)      $12.75        (19.05%)*      $    366          1.69%**
Year ended 7/31/03                              --       $13.98          9.65%        $  1,205          1.58%
Year ended 7/31/04                              --       $14.29          2.22%        $  3,127          1.57%
Year ended 7/31/05                           (0.02)      $15.92         11.57%        $  3,257          1.58%
----------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Institutional Shares
Year ended 12/31/00                          (1.41)      $16.84        (11.25%)       $624,860          0.91%
1/1/01 to 7/31/01(c)                         (0.27)      $15.17         (8.24%)*      $547,524          0.93%**
Year ended 7/31/02                           (0.39)      $11.20        (24.07%)       $520,727          0.93%
Year ended 7/31/03                           (0.11)      $11.84          6.79%        $181,278          0.92%
Year ended 7/31/04                           (0.12)      $13.20         12.50%        $ 90,222          0.92%
Year ended 7/31/05                           (0.53)      $14.61         14.92%        $169,723          0.92%
----------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/00                          (1.36)      $16.69        (11.47%)       $ 47,847          1.16%
1/1/01 to 7/31/01(c)                         (0.27)      $15.02         (8.36%)*      $ 38,659          1.18%**
Year ended 7/31/02                           (0.38)      $11.07        (24.25%)       $ 23,320          1.18%
Year ended 7/31/03                           (0.09)      $11.70          6.56%        $ 21,288          1.17%
Year ended 7/31/04                           (0.09)      $13.04         12.21%        $ 25,573          1.17%
Year ended 7/31/05                           (0.49)      $14.42         14.58%        $ 24,026          1.17%
----------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d)to 7/31/02                        (0.35)      $11.12        (15.86%)*      $    361          1.93%**
Year ended 7/31/03                           (0.02)      $11.75          5.90%        $    557          1.92%
Year ended 7/31/04                           (0.01)      $13.08         11.47%        $    783          1.92%
Year ended 7/31/05                           (0.40)      $14.46         13.67%        $  1,007          1.92%
----------------------------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d)to 7/31/02                        (0.34)      $11.15        (15.66%)*      $     20          1.90%**
Year ended 7/31/03                           (0.03)      $11.76          5.72%        $     29          1.92%
Year ended 7/31/04                           (0.02)      $13.08         11.38%        $    158          1.92%
Year ended 7/31/05                           (0.39)      $14.46         13.73%        $    193          1.92%
----------------------------------------------------------------------------------------------------------------


                                                    Ratios/Supplemental Data
                                        ----------------------------------------------------

                                                               Ratios of
                                           Ratios of Net        Expenses
                                             Investment            to
                                           Income/(Loss)         Average          Portfolio
                                             to Average            Net            Turnover
                                             Net Assets         Assets (a)         Rate (b)
---------------------------------------------------------------------------------------------
Quality Growth Fund Institutional Shares
Year ended 7/31/01                              (0.22%)            1.02%              20%
Year ended 7/31/02                              (0.24%)            1.09%              20%
Year ended 7/31/03                               0.05%             1.08%              19%
Year ended 7/31/04                              (0.24%)            1.07%              35%
Year ended 7/31/05                               0.16%             1.08%              71%
---------------------------------------------------------------------------------------------
Quality Growth Fund Class A Shares
Year ended 7/31/01                              (0.46%)            1.28%              20%
Year ended 7/31/02                              (0.49%)            1.34%              20%
Year ended 7/31/03                              (0.19%)            1.33%              19%
Year ended 7/31/04                              (0.49%)            1.32%              35%
Year ended 7/31/05                              (0.08%)            1.33%              71%
---------------------------------------------------------------------------------------------
Quality Growth Fund Class B Shares
10/11/00(d)to 7/31/01                           (1.22%)**          2.05%**            20%
Year ended 7/31/02                              (1.25%)            2.10%              20%
Year ended 7/31/03                              (0.94%)            2.08%              19%
Year ended 7/31/04                              (1.24%)            2.07%              35%
Year ended 7/31/05                              (0.85%)            2.08%              71%
---------------------------------------------------------------------------------------------
Quality Growth Fund Class C Shares
Year ended 7/31/01                              (1.17%)            2.11%              20%
Year ended 7/31/02                              (1.24%)            2.09%              20%
Year ended 7/31/03                              (0.94%)            2.08%              19%
Year ended 7/31/04                              (1.24%)            2.07%              35%
Year ended 7/31/05                              (0.83%)            2.08%              71%
---------------------------------------------------------------------------------------------
Quality Growth Fund Advisor Shares
10/29/01(d)to 7/31/02                           (0.80%)**          1.69%**            20%
Year ended 7/31/03                              (0.48%)            1.58%              19%
Year ended 7/31/04                              (0.75%)            1.57%              35%
Year ended 7/31/05                              (0.38%)            1.58%              71%
---------------------------------------------------------------------------------------------
Large Cap Core Fund Institutional Shares
Year ended 12/31/00                              0.35%             0.92%              14%
1/1/01 to 7/31/01(c)                             0.40%**           0.94%**             5%
Year ended 7/31/02                               0.64%             0.97%               5%
Year ended 7/31/03                               0.99%             0.99%              13%
Year ended 7/31/04                               0.84%             1.04%             101%
Year ended 7/31/05                               1.17%             1.05%             102%
---------------------------------------------------------------------------------------------
Large Cap Core Fund Class A Shares
Year ended 12/31/00                              0.10%             1.17%              14%
1/1/01 to 7/31/01(c)                             0.15%**           1.19%**             5%
Year ended 7/31/02                               0.38%             1.22%               5%
Year ended 7/31/03                               0.72%             1.24%              13%
Year ended 7/31/04                               0.58%             1.29%             101%
Year ended 7/31/05                               0.99%             1.31%             102%
---------------------------------------------------------------------------------------------
Large Cap Core Fund Class B Shares
10/29/01(d)to 7/31/02                           (0.36%)**          1.99%**             5%
Year ended 7/31/03                              (0.05%)            1.98%              13%
Year ended 7/31/04                              (0.17%)            2.04%             101%
Year ended 7/31/05                               0.18%             2.06%             102%
---------------------------------------------------------------------------------------------
Large Cap Core Fund Class C Shares
10/29/01(d)to 7/31/02                           (0.12%)**          1.97%**             5%
Year ended 7/31/03                              (0.04%)            1.99%              13%
Year ended 7/31/04                              (0.23%)            2.03%             101%
Year ended 7/31/05                               0.21%             2.06%             102%
---------------------------------------------------------------------------------------------

                        See notes to financial highlights


                                       160 & 161

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                               Change in Net Assets                          Less Dividends and
                                                             Resulting from Operations                       Distributions from
                                                           -----------------------------                  ------------------------
                                                                           Net Realized
                                                                               and
                                                                            Unrealized     Change in
                                               Net Asset                  Gains/(Losses)  Net Assets
                                                 Value,         Net            from         Resulting       Net            Net
                                               Beginning    Investment      Investment       from        Investment     Realized
                                               of Period      Income       Transactions    Operations      Income         Gains
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Institutional Shares
Year ended 12/31/00                              $28.31        0.22            (2.81)        (2.59)         (0.22)        (0.32)
1/1/01 to 7/31/01(c)                             $25.18        0.12            (2.08)        (1.96)         (0.11)           --
Year ended 7/31/02                               $23.11        0.23            (5.70)        (5.47)         (0.22)           --
Year ended 7/31/03                               $17.42        0.24             1.51          1.75          (0.24)           --
Year ended 7/31/04                               $18.93        0.29@            2.12          2.41          (0.33)           --
Year ended 7/31/05                               $21.01        0.44@            2.45          2.89          (0.44)           --
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/00                              $28.32        0.15            (2.80)        (2.65)         (0.15)        (0.32)
1/1/01 to 7/31/01(c)                             $25.20        0.09            (2.09)        (2.00)         (0.10)           --
Year ended 7/31/02                               $23.10        0.17            (5.69)        (5.52)         (0.20)           --
Year ended 7/31/03                               $17.38        0.20             1.50          1.70          (0.21)           --
Year ended 7/31/04                               $18.87        0.25@            2.10          2.35          (0.28)           --
Year ended 7/31/05                               $20.94        0.37@            2.46          2.83          (0.39)           --
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d)to 7/31/02                            $21.07        0.06            (3.69)        (3.63)         (0.12)           --
Year ended 7/31/03                               $17.32        0.07             1.50          1.57          (0.11)           --
Year ended 7/31/04                               $18.78        0.09@            2.09          2.18          (0.13)           --
Year ended 7/31/05                               $20.83        0.20@            2.44          2.64          (0.23)           --
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d)to 7/31/02                            $21.07        0.10            (3.73)        (3.63)         (0.11)           --
Year ended 7/31/03                               $17.33        0.08             1.49          1.57          (0.12)           --
Year ended 7/31/04                               $18.78        0.09@            2.10          2.19          (0.13)           --
Year ended 7/31/05                               $20.84        0.20@            2.44          2.64          (0.22)           --
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Advisor Shares
10/29/01(d)to 7/31/02                            $21.07        0.13            (3.67)        (3.54)         (0.14)           --
Year ended 7/31/03                               $17.39        0.18             1.48          1.66          (0.19)           --
Year ended 7/31/04                               $18.86        0.20@            2.10          2.30          (0.24)           --
Year ended 7/31/05                               $20.92        0.31@            2.45          2.76          (0.33)           --
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Select Shares
10/20/03 (d)to 7/31/04                           $19.86        0.22@            1.18          1.40          (0.26)           --
Year ended 7/31/05                               $21.00        0.41@            2.47          2.88          (0.43)           --
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Preferred Shares
10/20/03 (d)to 7/31/04                           $19.86        0.22@            1.18          1.40          (0.25)           --
Year ended 7/31/05                               $21.01        0.43@            2.41          2.84          (0.40)           --
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Trust Shares
10/20/03 (d)to 7/31/04                           $19.86        0.20@            1.18          1.38          (0.23)           --
Year ended 7/31/05                               $21.01        0.37@            2.46          2.83          (0.39)           --
----------------------------------------------------------------------------------------------------------------------------------


                                                                                      Ratios/Supplemental Data
                                                                                     ---------------------------

                                                                                                     Ratios of
                                                          Net           Total          Net            Expenses
                                              Total      Asset         Return         Assets,            to
                                            Dividends    Value,       (excludes       End of          Average
                                              and        End of         sales         Period             Net
                                          Distributions  Period        charge)        (000's)          Assets
----------------------------------------------------------------------------------------------------------------
Equity Index Fund Institutional Shares
Year ended 12/31/00                          (0.54)      $25.18         (9.30%)       $860,647          0.40%
1/1/01 to 7/31/01(c)                         (0.11)      $23.11         (7.83%)*      $822,909          0.40%**
Year ended 7/31/02                           (0.22)      $17.42        (23.82%)       $608,556          0.41%
Year ended 7/31/03                           (0.24)      $18.93         10.22%        $583,530          0.40%
Year ended 7/31/04                           (0.33)      $21.01         12.75%        $193,734          0.27%
Year ended 7/31/05                           (0.44)      $23.46         13.86%        $168,279          0.19%
----------------------------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/00                          (0.47)      $25.20         (9.52%)       $ 38,930          0.65%
1/1/01 to 7/31/01(c)                         (0.10)      $23.10         (7.94%)*      $ 33,765          0.65%**
Year ended 7/31/02                           (0.20)      $17.38        (24.03%)       $ 24,817          0.66%
Year ended 7/31/03                           (0.21)      $18.87          9.90%        $ 33,402          0.65%
Year ended 7/31/04                           (0.28)      $20.94         12.48%        $ 72,944          0.47%
Year ended 7/31/05                           (0.39)      $23.38         13.58%        $ 70,261          0.44%
----------------------------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d)to 7/31/02                        (0.12)      $17.32        (15.32%)*      $  1,315          1.40%**
Year ended 7/31/03                           (0.11)      $18.78          9.14%        $  2,409          1.40%
Year ended 7/31/04                           (0.13)      $20.83         11.64%        $  3,776          1.23%
Year ended 7/31/05                           (0.23)      $23.24         12.74%        $  4,399          1.19%
----------------------------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d)to 7/31/02                        (0.11)      $17.33        (15.30%)*      $    635          1.41%**
Year ended 7/31/03                           (0.12)      $18.78          9.14%        $  1,711          1.40%
Year ended 7/31/04                           (0.13)      $20.84         11.66%        $  1,990          1.23%
Year ended 7/31/05                           (0.22)      $23.26         12.72%        $  2,301          1.19%
----------------------------------------------------------------------------------------------------------------
Equity Index Fund Advisor Shares
10/29/01(d)to 7/31/02                        (0.14)      $17.39        (14.89%)*      $      7          0.82%**
Year ended 7/31/03                           (0.19)      $18.86          9.68%        $    327          0.90%
Year ended 7/31/04                           (0.24)      $20.92         12.21%        $  1,296          0.71%
Year ended 7/31/05                           (0.33)      $23.35         13.28%        $  1,928          0.69%
----------------------------------------------------------------------------------------------------------------
Equity Index Fund Select Shares
10/20/03 (d)to 7/31/04                       (0.26)      $21.00          7.03%*       $ 14,315          0.27%**
Year ended 7/31/05                           (0.43)      $23.45         13.79%        $ 18,690          0.27%
----------------------------------------------------------------------------------------------------------------
Equity Index Fund Preferred Shares
10/20/03 (d)to 7/31/04                       (0.25)      $21.01          7.03%*       $165,845          0.34%**
Year ended 7/31/05                           (0.40)      $23.45         13.62%        $ 78,132          0.34%
----------------------------------------------------------------------------------------------------------------
Equity Index Fund Trust Shares
10/20/03 (d)to 7/31/04                       (0.23)      $21.01          6.95%*       $ 80,759          0.44%**
Year ended 7/31/05                           (0.39)      $23.45         13.53%        $ 76,295          0.44%
----------------------------------------------------------------------------------------------------------------

                                                      Ratios/Supplemental Data
                                        -----------------------------------------------------

                                                               Ratios of
                                           Ratios of Net        Expenses
                                             Investment            to
                                               Income            Average          Portfolio
                                             to Average            Net            Turnover
                                             Net Assets         Assets (a)         Rate (b)
---------------------------------------------------------------------------------------------
Equity Index Fund Institutional Shares
Year ended 12/31/00                              0.80%             0.53%               9%
1/1/01 to 7/31/01(c)                             0.86%**           0.53%**             4%
Year ended 7/31/02                               1.06%             0.56%               9%
Year ended 7/31/03                               1.42%             0.58%               2%
Year ended 7/31/04                               1.43%             0.58%              14%
Year ended 7/31/05                               1.97%             0.62%               4%
---------------------------------------------------------------------------------------------
Equity Index Fund Class A Shares
Year ended 12/31/00                              0.55%             0.78%               9%
1/1/01 to 7/31/01(c)                             0.61%**           0.78%**             4%
Year ended 7/31/02                               0.81%             0.81%               9%
Year ended 7/31/03                               1.16%             0.83%               2%
Year ended 7/31/04                               1.19%             0.86%              14%
Year ended 7/31/05                               1.69%             0.87%               4%
---------------------------------------------------------------------------------------------
Equity Index Fund Class B Shares
10/29/01(d)to 7/31/02                            0.08%**           1.57%**             9%
Year ended 7/31/03                               0.40%             1.57%               2%
Year ended 7/31/04                               0.44%             1.60%              14%
Year ended 7/31/05                               0.93%             1.63%               4%
---------------------------------------------------------------------------------------------
Equity Index Fund Class C Shares
10/29/01(d)to 7/31/02                            0.11%**           1.58%**             9%
Year ended 7/31/03                               0.39%             1.57%               2%
Year ended 7/31/04                               0.44%             1.60%              14%
Year ended 7/31/05                               0.90%             1.63%               4%
---------------------------------------------------------------------------------------------
Equity Index Fund Advisor Shares
10/29/01(d)to 7/31/02                            0.62%**           0.88%**             9%
Year ended 7/31/03                               0.84%             1.06%               2%
Year ended 7/31/04                               0.94%             1.11%              14%
Year ended 7/31/05                               1.40%             1.13%               4%
---------------------------------------------------------------------------------------------
Equity Index Fund Select Shares
10/20/03 (d)to 7/31/04                           1.32%**           0.69%**            14%
Year ended 7/31/05                               1.83%             0.71%               4%
---------------------------------------------------------------------------------------------
Equity Index Fund Preferred Shares
10/20/03 (d)to 7/31/04                           1.31%**           0.76%**            14%
Year ended 7/31/05                               1.98%             0.77%               4%
---------------------------------------------------------------------------------------------
Equity Index Fund Trust Shares
10/20/03 (d)to 7/31/04                           1.22%**           0.86%**            14%
Year ended 7/31/05                               1.69%             0.87%               4%
---------------------------------------------------------------------------------------------

                        See notes to financial highlights


                                    162 & 163

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                               Change in Net Assets                          Less Dividends and
                                                             Resulting from Operations                       Distributions from
                                                           -----------------------------                  ------------------------
                                                                           Net Realized
                                                                               and
                                                                            Unrealized     Change in
                                               Net Asset                  Gains/(Losses)  Net Assets
                                                 Value,         Net            from         Resulting       Net            Net
                                               Beginning    Investment      Investment       from        Investment     Realized
                                               of Period      Income       Transactions    Operations      Income         Gains
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Institutional Shares
Year ended 7/31/01                              $17.39        0.18            (1.97)        (1.79)          (0.21)         (2.00)
Year ended 7/31/02(e)                           $13.39        0.14            (2.27)        (2.13)          (0.15)         (0.20)
Year ended 7/31/03                              $10.91        0.15             0.49          0.64           (0.17)           --
Year ended 7/31/04                              $11.38        0.13             0.64          0.77           (0.15)           --
Year ended 7/31/05                              $12.00        0.24             0.80          1.04           (0.25)           --
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/01                              $17.37        0.18            (2.00)        (1.82)          (0.20)         (2.00)
Year ended 7/31/02(e)                           $13.35        0.12            (2.27)        (2.15)          (0.14)         (0.20)
Year ended 7/31/03                              $10.86        0.13             0.48          0.61           (0.15)           --
Year ended 7/31/04                              $11.32        0.10             0.63          0.73           (0.12)           --
Year ended 7/31/05                              $11.93        0.21             0.79          1.00           (0.22)           --
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d)to 7/31/01                           $16.53        0.17            (1.27)        (1.10)          (0.15)         (2.00)
Year ended 7/31/02(e)                           $13.28        0.02            (2.24)        (2.22)          (0.11)         (0.20)
Year ended 7/31/03                              $10.75        0.04             0.48          0.52           (0.08)           --
Year ended 7/31/04                              $11.19        0.01             0.63          0.64           (0.03)           --
Year ended 7/31/05                              $11.80        0.11             0.79          0.90           (0.13)           --
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/01                              $17.35        0.15            (2.07)        (1.92)          (0.17)         (2.00)
Year ended 7/31/02(e)                           $13.26        0.02            (2.24)        (2.22)          (0.11)         (0.20)
Year ended 7/31/03                              $10.73        0.04             0.48          0.52           (0.08)           --
Year ended 7/31/04                              $11.17        0.01             0.63          0.64           (0.03)           --
Year ended 7/31/05                              $11.78        0.11             0.79          0.90           (0.13)           --
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund Advisor Shares
10/29/01(d)to 7/31/02(e)                        $12.58        0.07            (1.50)        (1.43)          (0.11)         (0.20)
Year ended 7/31/03                              $10.84        0.10             0.49          0.59           (0.13)           --
Year ended 7/31/04                              $11.30        0.06             0.64          0.70           (0.09)           --
Year ended 7/31/05                              $11.91        0.17             0.79          0.96           (0.19)           --
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Ratios/Supplemental Data
                                                                               -----------------------------

                                                                                               Ratios of
                                                    Net           Total          Net            Expenses
                                        Total      Asset         Return         Assets,            to
                                      Dividends    Value,       (excludes       End of          Average
                                        and        End of         sales         Period             Net
                                    Distributions  Period        charge)        (000's)          Assets
------------------------------------------------------------------------------------------------------------
Balanced Fund Institutional Shares
Year ended 7/31/01                     (2.21)      $13.39        (11.64%)       $211,221          1.01%
Year ended 7/31/02(e)                  (0.35)      $10.91        (16.34%)       $189,730          1.10%
Year ended 7/31/03                     (0.17)      $11.38          5.94%        $177,052          1.10%
Year ended 7/31/04                     (0.15)      $12.00          6.76%        $ 98,282          1.13%
Year ended 7/31/05                     (0.25)      $12.79          8.73%        $ 59,868          1.02%
------------------------------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/01                     (2.20)      $13.35        (11.84%)       $106,275          1.26%
Year ended 7/31/02(e)                  (0.34)      $10.86        (16.53%)       $ 81,079          1.34%
Year ended 7/31/03                     (0.15)      $11.32          5.57%        $ 73,287          1.35%
Year ended 7/31/04                     (0.12)      $11.93          6.52%        $ 74,231          1.38%
Year ended 7/31/05                     (0.22)      $12.71          8.41%        $ 59,274          1.27%
------------------------------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d)to 7/31/01                  (2.15)      $13.28         (8.14%)*      $ 10,239          2.03%**
Year ended 7/31/02(e)                  (0.31)      $10.75        (17.14%)       $ 14,007          2.10%
Year ended 7/31/03                     (0.08)      $11.19          4.87%        $ 13,972          2.10%
Year ended 7/31/04                     (0.03)      $11.80          5.72%        $ 13,117          2.13%
Year ended 7/31/05                     (0.13)      $12.57          7.61%        $ 10,957          2.02%
------------------------------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/01                     (2.17)      $13.26        (12.47%)       $  6,883          1.96%
Year ended 7/31/02(e)                  (0.31)      $10.73        (17.16%)       $  4,963          2.09%
Year ended 7/31/03                     (0.08)      $11.17          4.90%        $  5,747          2.10%
Year ended 7/31/04                     (0.03)      $11.78          5.71%        $  4,731          2.13%
Year ended 7/31/05                     (0.13)      $12.55          7.62%        $  4,046          2.02%
------------------------------------------------------------------------------------------------------------
Balanced Fund Advisor Shares
10/29/01(d)to 7/31/02(e)               (0.31)      $10.84         (9.24%)*      $     38          1.63%**
Year ended 7/31/03                     (0.13)      $11.30          5.39%        $    104          1.60%
Year ended 7/31/04                     (0.09)      $11.91          6.31%        $    176          1.64%
Year ended 7/31/05                     (0.19)      $12.68          8.08%        $    185          1.52%
------------------------------------------------------------------------------------------------------------


                                                 Ratios/Supplemental Data
                                   ----------------------------------------------------

                                                        Ratios of
                                    Ratios of Net        Expenses
                                      Investment            to
                                        Income            Average          Portfolio
                                      to Average            Net            Turnover
                                      Net Assets         Assets (a)         Rate (b)
--------------------------------------------------------------------------------------
Balanced Fund Institutional Shares
Year ended 7/31/01                        1.48%             1.07%              77%
Year ended 7/31/02(e)                     1.11%             1.13%              78%
Year ended 7/31/03                        1.39%             1.12%             133%
Year ended 7/31/04                        1.07%             1.13%             166%
Year ended 7/31/05                        1.89%             1.18%             146%
--------------------------------------------------------------------------------------
Balanced Fund Class A Shares
Year ended 7/31/01                        1.23%             1.32%              77%
Year ended 7/31/02(e)                     0.86%             1.38%              78%
Year ended 7/31/03                        1.14%             1.37%             133%
Year ended 7/31/04                        0.79%             1.38%             166%
Year ended 7/31/05                        1.63%             1.44%             146%
--------------------------------------------------------------------------------------
Balanced Fund Class B Shares
10/11/00(d)to 7/31/01                     0.42%**           2.09%**            77%
Year ended 7/31/02(e)                     0.10%             2.14%              78%
Year ended 7/31/03                        0.39%             2.12%             133%
Year ended 7/31/04                        0.05%             2.13%             166%
Year ended 7/31/05                        0.86%             2.19%             146%
--------------------------------------------------------------------------------------
Balanced Fund Class C Shares
Year ended 7/31/01                        0.53%             2.15%              77%
Year ended 7/31/02(e)                     0.11%             2.13%              78%
Year ended 7/31/03                        0.38%             2.12%             133%
Year ended 7/31/04                        0.05%             2.13%             166%
Year ended 7/31/05                        0.85%             2.19%             146%
--------------------------------------------------------------------------------------
Balanced Fund Advisor Shares
10/29/01(d)to 7/31/02(e)                  0.55%**           1.68%**            78%
Year ended 7/31/03                        0.82%             1.61%             133%
Year ended 7/31/04                        0.52%             1.64%             166%
Year ended 7/31/05                        1.33%             1.69%             146%
--------------------------------------------------------------------------------------

                        See notes to financial highlights


                                    164 & 165

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                               Change in Net Assets                          Less Dividends and
                                                             Resulting from Operations                       Distributions from
                                                           -----------------------------                  ------------------------
                                                                           Net Realized
                                                                               and
                                                                            Unrealized     Change in
                                               Net Asset                  Gains/(Losses)  Net Assets
                                                 Value,         Net            from        Resulting        Net            Net
                                               Beginning    Investment       Investment       from       Investment     Realized
                                               of Period   Income/(Loss)   Transactions    Operations      Income         Gains
----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Institutional Shares
Year ended 12/31/00                             $ 5.62         0.06           (0.13)          (0.07)       (0.05)         (0.59)
Year ended 12/31/01                             $ 4.91         0.01            1.11            1.12           --             --^
1/1/02 to 7/31/02(c)                            $ 6.03        (0.01)          (0.13)          (0.14)          --             --
Year ended 7/31/03                              $ 5.89        (0.04)@          2.40            2.36           --          (0.05)
Year ended 7/31/04                              $ 8.20        (0.02)@          2.66            2.64           --          (0.52)
Year ended 7/31/05                              $10.32        (0.01)@          1.41            1.40           --          (0.72)
----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d)to 12/31/01                           $ 5.93        (0.01)           0.04            0.03           --             --
1/1/02 to 7/31/02(c)                            $ 5.96        (0.02)          (0.12)          (0.14)          --             --
Year ended 7/31/03                              $ 5.82        (0.06)@          2.37            2.31           --          (0.05)
Year ended 7/31/04                              $ 8.08        (0.05)@          2.63            2.58           --          (0.52)
Year ended 7/31/05                              $10.14        (0.03)@          1.39            1.36           --          (0.72)
----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d)to 12/31/01                           $ 5.93        (0.01)           0.03            0.02           --             --
1/1/02 to 7/31/02(c)                            $ 5.95        (0.03)          (0.13)          (0.16)          --             --
Year ended 7/31/03                              $ 5.79        (0.10)@          2.33            2.23           --          (0.05)
Year ended 7/31/04                              $ 7.97        (0.08)@          2.59            2.51           --          (0.52)
Year ended 7/31/05                              $ 9.96        (0.04)@          1.36            1.32           --          (0.72)
----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d)to 12/31/01                           $ 5.93        (0.01)           0.04            0.03           --             --
1/1/02 to 7/31/02(c)                            $ 5.96        (0.03)          (0.14)          (0.17)          --             --
Year ended 7/31/03                              $ 5.79        (0.10)@          2.33            2.23           --          (0.05)
Year ended 7/31/04                              $ 7.97        (0.08)@          2.59            2.51           --          (0.52)
Year ended 7/31/05                              $ 9.96        (0.04)@          1.36            1.32           --          (0.72)
----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Advisor Shares
Year ended 12/31/00                             $ 5.58         0.03           (0.11)          (0.08)       (0.03)         (0.59)
Year ended 12/31/01                             $ 4.88        (0.02)           1.10            1.08           --             --^
1/1/02 to 7/31/02(c)                            $ 5.96        (0.04)          (0.11)          (0.15)          --             --
Year ended 7/31/03                              $ 5.81        (0.07)@          2.36            2.29           --          (0.05)
Year ended 7/31/04                              $ 8.05        (0.06)@          2.62            2.56           --          (0.52)
Year ended 7/31/05                              $10.09        (0.03)@          1.37            1.34           --          (0.72)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Institutional Shares
4/1/03(d)to 7/31/03                             $15.00           --^           2.54            2.54           --             --
Year ended 7/31/04                              $17.54        (0.03)@          3.50            3.47        (0.02)         (0.98)
Year ended 7/31/05                              $20.01        (0.04)@          4.51            4.47           --          (1.66)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d)to 7/31/03                             $15.00        (0.01)           2.53            2.52           --             --
Year ended 7/31/04                              $17.52        (0.11)@          3.52            3.41           --^         (0.98)
Year ended 7/31/05                              $19.95        (0.10)@          4.49            4.39           --          (1.66)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d)to 7/31/03                             $15.00        (0.03)           2.51            2.48           --             --
Year ended 7/31/04                              $17.48        (0.25)@          3.51            3.26           --          (0.98)
Year ended 7/31/05                              $19.76        (0.24)@          4.43            4.19           --          (1.66)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d)to 7/31/03                             $15.00        (0.03)           2.51            2.48           --             --
Year ended 7/31/04                              $17.48        (0.26)@          3.50            3.24           --          (0.98)
Year ended 7/31/05                              $19.74        (0.24)@          4.41            4.17           --          (1.66)
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Advisor Shares
4/1/03(d)to 7/31/03                             $15.00        (0.01)           2.52            2.51           --             --
Year ended 7/31/04                              $17.51        (0.16)@          3.52            3.36           --          (0.98)
Year ended 7/31/05                              $19.89        (0.15)@          4.48            4.33           --          (1.66)
----------------------------------------------------------------------------------------------------------------------------------


                                                                                        Ratios/Supplemental Data
                                                                                      ---------------------------

                                                                                                      Ratios of
                                                           Net           Total          Net            Expenses
                                               Total      Asset         Return         Assets,            to
                                             Dividends    Value,       (excludes       End of          Average
                                               and        End of         sales         Period             Net
                                            istributions  Period        charge)        (000's)          Assets
-----------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Institutional Shares
Year ended 12/31/00                           (0.64)      $ 4.91         (1.21%)       $  6,743          1.40%
Year ended 12/31/01                              --^      $ 6.03         22.90%        $ 14,957          1.29%
1/1/02 to 7/31/02(c)                             --       $ 5.89         (2.32%)*      $ 45,538          1.40%**
Year ended 7/31/03                            (0.05)      $ 8.20         40.26%        $100,676          1.40%
Year ended 7/31/04                            (0.52)      $10.32         32.84%        $155,798          1.33%
Year ended 7/31/05                            (0.72)      $11.00         13.86%        $ 98,885          1.35%
-----------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d)to 12/31/01                            --       $ 5.96          0.56%*       $    862          1.59%**
1/1/02 to 7/31/02(c)                             --       $ 5.82         (2.35%)*      $  5,030          1.66%**
Year ended 7/31/03                            (0.05)      $ 8.08         39.88%        $ 18,297          1.65%
Year ended 7/31/04                            (0.52)      $10.14         32.56%        $ 41,402          1.58%
Year ended 7/31/05                            (0.72)      $10.78         13.60%        $ 29,172          1.60%
-----------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d)to 12/31/01                            --       $ 5.95          0.39%*       $    352          2.31%**
1/1/02 to 7/31/02(c)                             --       $ 5.79         (2.69%)*      $  2,709          2.42%**
Year ended 7/31/03                            (0.05)      $ 7.97         38.70%        $  4,254          2.40%
Year ended 7/31/04                            (0.52)      $ 9.96         32.13%        $  6,937          1.89%
Year ended 7/31/05                            (0.72)      $10.56         13.54%        $  7,348          1.73%
-----------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d)to 12/31/01                            --       $ 5.96          0.56%*       $     59          2.32%**
1/1/02 to 7/31/02(c)                             --       $ 5.79         (2.85%)*      $    712          2.42%**
Year ended 7/31/03                            (0.05)      $ 7.97         38.70%        $  1,166          2.40%
Year ended 7/31/04                            (0.52)      $ 9.96         32.13%        $  5,624          1.81%
Year ended 7/31/05                            (0.72)      $10.56         13.54%        $  6,143          1.73%
-----------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund Advisor Shares
Year ended 12/31/00                           (0.62)      $ 4.88         (1.38%)       $ 15,424          1.90%
Year ended 12/31/01                              --^      $ 5.96         22.22%        $ 19,196          1.79%
1/1/02 to 7/31/02(c)                             --       $ 5.81         (2.52%)*      $ 18,905          1.90%**
Year ended 7/31/03                            (0.05)      $ 8.05         39.60%        $ 25,342          1.90%
Year ended 7/31/04                            (0.52)      $10.09         32.44%        $ 41,514          1.68%
Year ended 7/31/05                            (0.72)      $10.71         13.57%        $ 36,031          1.64%
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Institutional Shares
4/1/03(d)to 7/31/03                              --       $17.54         16.87%*       $ 72,783          1.24%**
Year ended 7/31/04                            (1.00)      $20.01         20.11%        $107,344          1.25%
Year ended 7/31/05                            (1.66)      $22.82         23.59%        $158,505          1.20%
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d)to 7/31/03                              --       $17.52         16.73%*       $    216          1.47%**
Year ended 7/31/04                            (0.98)      $19.95         19.81%        $  2,277          1.49%
Year ended 7/31/05                            (1.66)      $22.68         23.24%        $  2,715          1.45%
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d)to 7/31/03                              --       $17.48         16.47%*       $    103          2.22%**
Year ended 7/31/04                            (0.98)      $19.76         19.02%        $    503          2.24%
Year ended 7/31/05                            (1.66)      $22.29         22.35%        $  1,142          2.19%
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d)to 7/31/03                              --       $17.48         16.47%*       $     15          2.23%**
Year ended 7/31/04                            (0.98)      $19.74         18.85%        $    561          2.24%
Year ended 7/31/05                            (1.66)      $22.25         22.39%        $    927          2.19%
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund Advisor Shares
4/1/03(d)to 7/31/03                              --       $17.51         16.67%*       $    216          1.72%**
Year ended 7/31/04                            (0.98)      $19.89         19.52%        $  1,606          1.74%
Year ended 7/31/05                            (1.66)      $22.56         23.00%        $  1,979          1.70%
-----------------------------------------------------------------------------------------------------------------

                                                        Ratios/Supplemental Data
                                         ----------------------------------------------------

                                                                Ratios of
                                            Ratios of Net        Expenses
                                              Investment            to
                                            Income/(Loss)         Average          Portfolio
                                              to Average            Net            Turnover
                                              Net Assets         Assets (a)         Rate (b)
----------------------------------------------------------------------------------------------
Micro Cap Value Fund Institutional Shares
Year ended 12/31/00                               1.03%             1.40%             116%
Year ended 12/31/01                               0.21%             1.35%              47%
1/1/02 to 7/31/02(c)                             (0.51%)**          1.68%**            16%
Year ended 7/31/03                               (0.68%)            1.47%              28%
Year ended 7/31/04                               (0.25%)            1.33%              23%
Year ended 7/31/05                               (0.07%)            1.35%              12%
----------------------------------------------------------------------------------------------
Micro Cap Value Fund Class A Shares
8/13/01(d)to 12/31/01                            (0.36%)**          1.78%**            47%
1/1/02 to 7/31/02(c)                             (0.77%)**          1.95%**            16%
Year ended 7/31/03                               (0.95%)            1.69%              28%
Year ended 7/31/04                               (0.49%)            1.58%              23%
Year ended 7/31/05                               (0.31%)            1.60%              12%
----------------------------------------------------------------------------------------------
Micro Cap Value Fund Class B Shares
8/13/01(d)to 12/31/01                            (1.08%)**          2.52%**            47%
1/1/02 to 7/31/02(c)                             (1.50%)**          2.72%**            16%
Year ended 7/31/03                               (1.66%)            2.47%              28%
Year ended 7/31/04                               (0.81%)            2.33%              23%
Year ended 7/31/05                               (0.40%)            2.36%              12%
----------------------------------------------------------------------------------------------
Micro Cap Value Fund Class C Shares
8/13/01(d)to 12/31/01                            (0.97%)**          2.57%**            47%
1/1/02 to 7/31/02(c)                             (1.52%)**          2.73%**            16%
Year ended 7/31/03                               (1.66%)            2.47%              28%
Year ended 7/31/04                               (0.82%)            2.33%              23%
Year ended 7/31/05                               (0.39%)            2.36%              12%
----------------------------------------------------------------------------------------------
Micro Cap Value Fund Advisor Shares
Year ended 12/31/00                               0.53%             1.90%             116%
Year ended 12/31/01                              (0.29%)            1.85%              47%
1/1/02 to 7/31/02(c)                             (1.02%)**          2.12%**            16%
Year ended 7/31/03                               (1.15%)            1.97%              28%
Year ended 7/31/04                               (0.61%)            1.83%              23%
Year ended 7/31/05                               (0.34%)            1.85%              12%
----------------------------------------------------------------------------------------------
Small Cap Value Fund Institutional Shares
4/1/03(d)to 7/31/03                               0.03%**           1.60%**            39%
Year ended 7/31/04                               (0.15%)            1.41%             279%
Year ended 7/31/05                               (0.20%)            1.20%             105%
----------------------------------------------------------------------------------------------
Small Cap Value Fund Class A Shares
4/1/03(d)to 7/31/03                              (0.21%)**          1.86%**            39%
Year ended 7/31/04                               (0.53%)            1.63%             279%
Year ended 7/31/05                               (0.48%)            1.45%             105%
----------------------------------------------------------------------------------------------
Small Cap Value Fund Class B Shares
4/1/03(d)to 7/31/03                              (1.07%)**          2.60%**            39%
Year ended 7/31/04                               (1.26%)            2.38%             279%
Year ended 7/31/05                               (1.18%)            2.20%             105%
----------------------------------------------------------------------------------------------
Small Cap Value Fund Class C Shares
4/1/03(d)to 7/31/03                              (0.97%)**          2.62%**            39%
Year ended 7/31/04                               (1.31%)            2.38%             279%
Year ended 7/31/05                               (1.21%)            2.20%             105%
----------------------------------------------------------------------------------------------
Small Cap Value Fund Advisor Shares
4/1/03(d)to 7/31/03                              (0.51%)**          2.11%**            39%
Year ended 7/31/04                               (0.79%)            1.88%             279%
Year ended 7/31/05                               (0.72%)            1.70%             105%
----------------------------------------------------------------------------------------------

                        See notes to financial highlights


                                    166 & 167

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                                          Change in Net Assets
                                                                        Resulting from Operations
                                                                      -----------------------------
                                                                                     Net Realized
                                                                                          and
                                                                                       Unrealized     Change in
                                                          Net Asset                  Gains/(Losses)  Net Assets
                                                            Value,         Net            from         Resulting
                                                          Beginning    Investment       Investment       from
                                                          of Period   Income/(Loss)   Transactions    Operations
--------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Institutional Shares
Year ended 12/31/00                                         $17.52        0.28             3.88            4.16
Year ended 12/31/01                                         $18.64        0.05             1.43            1.48
1/1/02 to 7/31/02(c)                                        $19.14          --            (3.28)          (3.28)
Year ended 7/31/03                                          $15.86        0.02             3.14            3.16
Year ended 7/31/04                                          $19.02        0.06             3.62            3.68
Year ended 7/31/05                                          $22.58        0.10             4.85            4.95
--------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d)to 12/31/01                                       $19.44        0.01             0.57            0.58
1/1/02 to 7/31/02(c)                                        $19.05       (0.02)           (3.26)          (3.28)
Year ended 7/31/03                                          $15.77          --^            3.08            3.08
Year ended 7/31/04                                          $18.85          --^            3.59            3.59
Year ended 7/31/05                                          $22.36        0.04             4.79            4.83
--------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d)to 12/31/01                                       $19.44       (0.02)            0.56            0.54
1/1/02 to 7/31/02(c)                                        $19.03       (0.08)           (3.26)          (3.34)
Year ended 7/31/03                                          $15.69       (0.13)            3.07            2.94
Year ended 7/31/04                                          $18.63       (0.14)            3.52            3.38
Year ended 7/31/05                                          $21.94       (0.14)            4.69            4.55
--------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d)to 12/31/01                                       $19.44       (0.01)            0.55            0.54
1/1/02 to 7/31/02(c)                                        $19.02       (0.08)           (3.25)          (3.33)
Year ended 7/31/03                                          $15.69       (0.12)            3.04            2.92
Year ended 7/31/04                                          $18.61       (0.13)            3.52            3.39
Year ended 7/31/05                                          $21.93       (0.15)            4.69            4.54
--------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Advisor Shares
Year ended 12/31/00                                         $17.49        0.18             3.89            4.07
Year ended 12/31/01                                         $18.61        0.02             1.37            1.39
1/1/02 to 7/31/02(c)                                        $19.09       (0.04)           (3.27)          (3.31)
Year ended 7/31/03                                          $15.78       (0.05)            3.09            3.04
Year ended 7/31/04                                          $18.82       (0.05)            3.59            3.54
Year ended 7/31/05                                          $22.29       (0.02)            4.77            4.75
--------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Institutional Shares
Year ended 7/31/01                                          $13.22        0.15             0.17            0.32
Year ended 7/31/02                                          $13.12        0.09            (1.73)          (1.64)
Year ended 7/31/03                                          $10.85        0.18@            1.14            1.32
Year ended 7/31/04                                          $11.85        0.15             2.08            2.23
Year ended 7/31/05                                          $13.52        0.18             1.95            2.13
--------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/01                                          $13.22        0.11             0.16            0.27
Year ended 7/31/02                                          $13.11        0.07            (1.74)          (1.67)
Year ended 7/31/03                                          $10.83        0.16@            1.14            1.30
Year ended 7/31/04                                          $11.83        0.12             2.08            2.20
Year ended 7/31/05                                          $13.50        0.14             1.94            2.08
--------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d)to 7/31/01                                       $13.40        0.03             0.12            0.15
Year ended 7/31/02                                          $13.24       (0.02)           (1.74)          (1.76)
Year ended 7/31/03                                          $10.93        0.08@            1.15            1.23
Year ended 7/31/04                                          $11.93        0.03             2.09            2.12
Year ended 7/31/05                                          $13.61        0.04             1.95            1.99
--------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/01                                          $13.23        0.05             0.14            0.19
Year ended 7/31/02                                          $13.10       (0.03)           (1.73)          (1.76)
Year ended 7/31/03                                          $10.80        0.08@            1.11            1.19
Year ended 7/31/04                                          $11.76        0.02             2.07            2.09
Year ended 7/31/05                                          $13.40        0.03             1.94            1.97
--------------------------------------------------------------------------------------------------------------------


                                                          Less Dividends and
                                                          Distributions from
                                                       ------------------------

                                                                                                            Net           Total
                                                                                                Total      Asset         Return
                                                          Net           Net       Return      Dividends    Value,       (excludes
                                                       Investment    Realized       of          and        End of         sales
                                                         Income        Gains      Capital   Distributions  Period        charge)
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Institutional Shares
Year ended 12/31/00                                      (0.24)       (2.72)       (0.08)      (3.04)      $18.64         23.78%
Year ended 12/31/01                                      (0.07)       (0.91)          --       (0.98)      $19.14          7.91%
1/1/02 to 7/31/02(c)                                        --           --           --          --       $15.86        (17.14%)*
Year ended 7/31/03                                          --           --           --          --       $19.02         19.92%
Year ended 7/31/04                                       (0.05)       (0.07)          --       (0.12)      $22.58         19.36%
Year ended 7/31/05                                       (0.11)       (1.38)          --       (1.49)      $26.04         22.51%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d)to 12/31/01                                    (0.06)       (0.91)          --       (0.97)      $19.05          2.90%*
1/1/02 to 7/31/02(c)                                        --           --           --          --       $15.77        (17.22%)*
Year ended 7/31/03                                          --           --           --          --       $18.85         19.53%
Year ended 7/31/04                                       (0.01)       (0.07)          --       (0.08)      $22.36         19.07%
Year ended 7/31/05                                       (0.05)       (1.38)          --       (1.43)      $25.76         22.22%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d)to 12/31/01                                    (0.04)       (0.91)          --      (0.95)      $19.03          2.76%*
1/1/02 to 7/31/02(c)                                        --           --           --         --       $15.69        (17.55%)*
Year ended 7/31/03                                          --           --           --         --       $18.63         18.74%
Year ended 7/31/04                                          --        (0.07)          --      (0.07)      $21.94         18.15%
Year ended 7/31/05                                          --        (1.38)          --      (1.38)      $25.11         21.33%
-----------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d)to 12/31/01                                    (0.04)       (0.92)          --       (0.96)      $19.02          2.72%*
1/1/02 to 7/31/02(c)                                        --           --           --          --       $15.69        (17.51%)*
Year ended 7/31/03                                          --           --           --          --       $18.61         18.61%
Year ended 7/31/04                                          --        (0.07)          --       (0.07)      $21.93         18.22%
Year ended 7/31/05                                          --        (1.38)          --       (1.38)      $25.09         21.24%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Advisor Shares                                                           -
Year ended 12/31/00                                      (0.17)       (2.72)       (0.06)     (2.95)      $18.61         23.29%
Year ended 12/31/01                                         --        (0.91)          --      (0.91)      $19.09          7.47%
1/1/02 to 7/31/02(c)                                        --           --           --         --       $15.78        (17.34%)*
Year ended 7/31/03                                          --           --           --         --       $18.82         19.26%
Year ended 7/31/04                                          --        (0.07)          --      (0.07)      $22.29         18.81%
Year ended 7/31/05                                       (0.01)       (1.38)          --      (1.39)      $25.65         21.90%
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Institutional Shares
Year ended 7/31/01                                       (0.14)       (0.28)          --       (0.42)      $13.12          2.18%
Year ended 7/31/02                                       (0.10)       (0.53)          --       (0.63)      $10.85        (12.96%)
Year ended 7/31/03                                       (0.16)       (0.16)          --       (0.32)      $11.85         12.53%
Year ended 7/31/04                                       (0.16)       (0.40)          --       (0.56)      $13.52         19.22%
Year ended 7/31/05                                       (0.18)       (0.39)          --       (0.57)      $15.08         16.07%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/01                                       (0.10)       (0.28)          --       (0.38)      $13.11          1.85%
Year ended 7/31/02                                       (0.08)       (0.53)          --       (0.61)      $10.83        (13.24%)
Year ended 7/31/03                                       (0.14)       (0.16)          --       (0.30)      $11.83         12.30%
Year ended 7/31/04                                       (0.13)       (0.40)          --       (0.53)      $13.50         18.96%
Year ended 7/31/05                                       (0.14)       (0.39)          --       (0.53)      $15.05         15.74%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d)to 7/31/01                                    (0.03)       (0.28)          --       (0.31)      $13.24          0.97%*
Year ended 7/31/02                                       (0.02)       (0.53)          --       (0.55)      $10.93        (13.84%)
Year ended 7/31/03                                       (0.07)       (0.16)          --       (0.23)      $11.93         11.50%
Year ended 7/31/04                                       (0.04)       (0.40)          --       (0.44)      $13.61         18.07%
Year ended 7/31/05                                       (0.04)       (0.39)          --       (0.43)      $15.17         14.85%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/01                                       (0.04)       (0.28)          --        (0.32)      $13.10          1.20%
Year ended 7/31/02                                       (0.01)       (0.53)          --        (0.54)      $10.80        (13.85%)
Year ended 7/31/03                                       (0.07)       (0.16)          --        (0.23)      $11.76         11.28%
Year ended 7/31/04                                       (0.05)       (0.40)          --        (0.45)      $13.40         18.07%
Year ended 7/31/05                                       (0.04)       (0.39)          --        (0.43)      $14.94         14.96%
------------------------------------------------------------------------------------------------------------------------------------


                                                                                 Ratios/Supplemental Data
                                                     -------------------------------------------------------------------------------

                                                                     Ratios of                         Ratios of
                                                       Net            Expenses     Ratios of Net        Expenses
                                                      Assets,            to          Investment            to
                                                      End of          Average      Income/(Loss)         Average          Portfolio
                                                      Period             Net         to Average            Net            Turnover
                                                      (000's)          Assets        Net Assets         Assets (a)         Rate (b)
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Institutional Shares
Year ended 12/31/00                                   $    949          1.33%            1.41%             1.33%             121%
Year ended 12/31/01                                   $ 18,069          1.23%            0.59%             1.26%              80%
1/1/02 to 7/31/02(c)                                  $ 49,844          1.33%**          0.01%**           1.55%**            25%
Year ended 7/31/03                                    $182,485          1.33%            0.17%             1.36%              23%
Year ended 7/31/04                                    $235,228          1.30%            0.29%             1.30%              17%
Year ended 7/31/05                                    $270,131          1.30%            0.41%             1.30%              24%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class A Shares
8/13/01(d)to 12/31/01                                 $  6,395          1.54%**          0.14%**           1.63%**            80%
1/1/02 to 7/31/02(c)                                  $ 18,042          1.59%**         (0.27%)**          1.79%**            25%
Year ended 7/31/03                                    $ 19,667          1.58%            0.01%             1.64%              23%
Year ended 7/31/04                                    $ 33,156          1.55%            0.04%             1.55%              17%
Year ended 7/31/05                                    $ 39,433          1.55%            0.15%             1.55%              24%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class B Shares
8/13/01(d)to 12/31/01                                 $  4,733          2.28%**         (0.59%)**          2.36%**            80%
1/1/02 to 7/31/02(c)                                  $ 11,522          2.34%**         (1.02%)**          2.53%**            25%
Year ended 7/31/03                                    $ 14,087          2.33%           (0.81%)            2.39%              23%
Year ended 7/31/04                                    $ 18,795          2.30%           (0.71%)            2.30%              17%
Year ended 7/31/05                                    $ 22,278          2.30%           (0.60%)            2.30%              24%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Class C Shares
8/13/01(d)to 12/31/01                                 $    497          2.23%**         (0.60%)**          2.33%**            80%
1/1/02 to 7/31/02(c)                                  $  1,593          2.34%**         (1.08%)**          2.53%**            25%
Year ended 7/31/03                                    $  2,036          2.33%           (0.81%)            2.39%              23%
Year ended 7/31/04                                    $  3,824          2.30%           (0.71%)            2.30%              17%
Year ended 7/31/05                                    $  4,553          2.30%           (0.58%)            2.30%              24%
------------------------------------------------------------------------------------------------------------------------------------
Multi Cap Value Fund Advisor Shares
Year ended 12/31/00                                   $ 49,260          1.83%            0.91%             1.83%             121%
Year ended 12/31/01                                   $ 47,698          1.73%            0.09%             1.76%              80%
1/1/02 to 7/31/02(c)                                  $ 38,419          1.83%**         (0.36%)**          1.98%**            25%
Year ended 7/31/03                                    $ 37,047          1.83%           (0.30%)            1.89%              23%
Year ended 7/31/04                                    $ 39,983          1.80%           (0.20%)            1.80%              17%
Year ended 7/31/05                                    $ 42,656          1.80%           (0.09%)            1.80%              24%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Institutional Shares
Year ended 7/31/01                                    $ 92,635          1.06%            1.03%             1.12%              19%
Year ended 7/31/02                                    $ 80,906          1.16%            0.83%             1.19%              22%
Year ended 7/31/03                                    $335,967          1.08%            1.74%             1.10%              79%
Year ended 7/31/04                                    $632,120          1.07%            1.27%             1.07%              22%
Year ended 7/31/05                                    $574,251          1.07%            1.27%             1.07%              31%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class A Shares
Year ended 7/31/01                                    $ 16,069          1.31%            0.79%             1.37%              19%
Year ended 7/31/02                                    $ 12,579          1.40%            0.58%             1.43%              22%
Year ended 7/31/03                                    $ 14,100          1.33%            1.51%             1.36%              79%
Year ended 7/31/04                                    $ 21,738          1.32%            1.00%             1.32%              22%
Year ended 7/31/05                                    $ 24,805          1.32%            1.01%             1.32%              31%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class B Shares
10/11/00(d)to 7/31/01                                 $  1,963          2.08%**          0.07%**           2.13%**            19%
Year ended 7/31/02                                    $  2,862          2.17%           (0.17%)            2.20%              22%
Year ended 7/31/03                                    $  3,408          2.08%            0.76%             2.11%              79%
Year ended 7/31/04                                    $  4,807          2.07%            0.27%             2.07%              22%
Year ended 7/31/05                                    $  5,739          2.07%            0.26%             2.07%              31%
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund Class C Shares
Year ended 7/31/01                                    $    668          2.02%            0.09%             2.19%              19%
Year ended 7/31/02                                    $    577          2.16%           (0.18%)            2.19%              22%
Year ended 7/31/03                                    $    884          2.08%            0.75%             2.10%              79%
Year ended 7/31/04                                    $  1,832          2.06%            0.27%             2.06%              22%
Year ended 7/31/05                                    $  2,313          2.07%            0.26%             2.07%              31%
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial highlights


                                    168 & 169

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                           Change in Net Assets                          Less Dividends and
                                                         Resulting from Operations                       Distributions from
                                                       -----------------------------                  ------------------------
                                                                       Net Realized
                                                                           and
                                                                        Unrealized     Change in
                                           Net Asset                  Gains/(Losses)   Net Assets
                                             Value,         Net            from         Resulting       Net          Net
                                           Beginning    Investment       Investment       from       Investment   Realized
                                           of Period   Income/(Loss)   Transactions    Operations      Income       Gains
------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Institutional Shares
8/1/02(d)to 7/31/03                           $10.00         0.04#          1.35#          1.39         (0.04)          --
Year ended 7/31/04                            $11.35         0.14#          1.31#          1.45         (0.13)       (0.18)
Year ended 7/31/05                            $12.49         0.16#          1.94#          2.10         (0.15)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Class A Shares
8/1/02(d)to 7/31/03                           $10.00         0.02#          1.33#          1.35         (0.02)          --
Year ended 7/31/04                            $11.33         0.11#          1.30#          1.41         (0.11)       (0.18)
Year ended 7/31/05                            $12.45         0.12#          1.95#          2.07         (0.12)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Class B Shares
8/1/02(d)to 7/31/03                           $10.00        (0.02)#         1.28#          1.26            --^          --
Year ended 7/31/04                            $11.26         0.05#          1.27#          1.32         (0.10)       (0.18)
Year ended 7/31/05                            $12.30         0.03#          1.90#          1.93         (0.07)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Class C Shares
8/1/02(d)to 7/31/03                           $10.00        (0.01)#         1.28#          1.27         (0.01)          --
Year ended 7/31/04                            $11.26         0.03#          1.28#          1.31         (0.09)       (0.18)
Year ended 7/31/05                            $12.30         0.03#          1.90#          1.93         (0.07)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Institutional Shares
8/1/02(d)to 7/31/03                           $10.00         0.09#          1.58#          1.67         (0.08)          --
Year ended 7/31/04                            $11.59         0.19#          1.03#          1.22         (0.19)       (0.14)
Year ended 7/31/05                            $12.48         0.22#          1.50#          1.72         (0.21)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Class A Shares
8/1/02(d)to 7/31/03                           $10.00         0.07#          1.58#          1.65         (0.07)          --
Year ended 7/31/04                            $11.58         0.16#          1.04#          1.20         (0.17)       (0.14)
Year ended 7/31/05                            $12.47         0.19#          1.49#          1.68         (0.18)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Class B Shares
8/1/02(d)to 7/31/03                           $10.00         0.02#          1.55#          1.57         (0.02)          --
Year ended 7/31/04                            $11.55         0.07#          1.03#          1.10         (0.09)       (0.14)
Year ended 7/31/05                            $12.42         0.09#          1.48#          1.57         (0.08)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Class C Shares
8/1/02(d)to 7/31/03                           $10.00         0.02#          1.55#          1.57         (0.02)          --
Year ended 7/31/04                            $11.55         0.07#          1.02#          1.09         (0.09)       (0.14)
Year ended 7/31/05                            $12.41         0.09#          1.49#          1.58         (0.08)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Institutional Shares
8/1/02(d)to 7/31/03                           $10.00         0.14#          0.92#          1.06         (0.13)          --
Year ended 7/31/04                            $10.93         0.21#          0.76#          0.97         (0.21)       (0.12)
Year ended 7/31/05                            $11.57         0.27#          0.97#          1.24         (0.26)       (0.03)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Class A Shares
8/1/02(d)to 7/31/03                           $10.00         0.12#          0.92#          1.04         (0.11)          --
Year ended 7/31/04                            $10.93         0.19#          0.74#          0.93         (0.18)       (0.12)
Year ended 7/31/05                            $11.56         0.24#          0.96#          1.20         (0.23)       (0.03)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Class B Shares
8/1/02(d)to 7/31/03                           $10.00         0.06#          0.89#          0.95         (0.06)          --
Year ended 7/31/04                            $10.89         0.12#          0.73#          0.85         (0.11)       (0.12)
Year ended 7/31/05                            $11.51         0.14#          0.97#          1.11         (0.14)       (0.03)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Class C Shares
8/1/02(d)to 7/31/03                           $10.00         0.06#          0.90#          0.96         (0.06)          --
Year ended 7/31/04                            $10.90         0.12#          0.73#          0.85         (0.12)       (0.12)
Year ended 7/31/05                            $11.51         0.15#          0.96#          1.11         (0.14)       (0.03)
------------------------------------------------------------------------------------------------------------------------------

                                                                             Ratios/Supplemental Data
                                                                           ----------------------------

                                                                                           Ratios of
                                                Net           Total          Net            Expenses
                                    Total      Asset         Return         Assets,            to
                                  Dividends    Value,       (excludes       End of          Average
                                    and        End of         sales         Period             Net
                                Distributions  Period        charge)        (000's)          Assets
-------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Institutional Shares
8/1/02(d)to 7/31/03                (0.04)      $11.35         13.92%*       $ 32,421          0.08%**
Year ended 7/31/04                 (0.31)      $12.49         12.83%        $ 52,085          0.08%
Year ended 7/31/05                 (0.23)      $14.36         16.91%        $ 70,072          0.08%
-------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Class A Shares
8/1/02(d)to 7/31/03                (0.02)      $11.33         13.57%*       $ 10,090          0.33%**
Year ended 7/31/04                 (0.29)      $12.45         12.49%        $ 38,249          0.33%
Year ended 7/31/05                 (0.20)      $14.32         16.59%        $ 47,172          0.33%
-------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Class B Shares
8/1/02(d)to 7/31/03                   --       $11.26         12.65%*       $  3,587          1.08%**
Year ended 7/31/04                 (0.28)      $12.30         11.70%        $ 12,106          1.08%
Year ended 7/31/05                 (0.15)      $14.08         15.73%        $ 16,203          1.08%
-------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Class C Shares
8/1/02(d)to 7/31/03                (0.01)      $11.26         12.74%*       $    532          1.08%**
Year ended 7/31/04                 (0.27)      $12.30         11.67%        $  1,916          1.08%
Year ended 7/31/05                 (0.15)      $14.08         15.80%        $  2,164          1.08%
-------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Institutional Shares
8/1/02(d)to 7/31/03                (0.08)      $11.59         16.78%*       $ 62,677          0.08%**
Year ended 7/31/04                 (0.33)      $12.48         10.54%        $ 82,264          0.08%
Year ended 7/31/05                 (0.29)      $13.91         13.87%        $110,379          0.08%
-------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Class A Shares
8/1/02(d)to 7/31/03                (0.07)      $11.58         16.51%*       $ 33,806          0.33%**
Year ended 7/31/04                 (0.31)      $12.47         10.32%        $ 94,739          0.33%
Year ended 7/31/05                 (0.26)      $13.89         13.53%        $125,130          0.33%
-------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Class B Shares
8/1/02(d)to 7/31/03                (0.02)      $11.55         15.70%*       $ 12,606          1.08%**
Year ended 7/31/04                 (0.23)      $12.42          9.47%        $ 39,636          1.08%
Year ended 7/31/05                 (0.16)      $13.83         12.68%        $ 50,000          1.08%
-------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Class C Shares
8/1/02(d)to 7/31/03                (0.02)      $11.55         15.71%*       $  1,386          1.08%**
Year ended 7/31/04                 (0.23)      $12.41          9.45%        $  8,046          1.08%
Year ended 7/31/05                 (0.16)      $13.83         12.75%        $  9,034          1.08%
-------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Institutional Shares
8/1/02(d)to 7/31/03                (0.13)      $10.93         10.66%*       $ 71,538          0.08%**
Year ended 7/31/04                 (0.33)      $11.57          8.84%        $315,055          0.08%
Year ended 7/31/05                 (0.29)      $12.52         10.79%        $340,163          0.08%
-------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Class A Shares
8/1/02(d)to 7/31/03                (0.11)      $10.93         10.48%*       $ 28,991          0.33%**
Year ended 7/31/04                 (0.30)      $11.56          8.53%        $ 98,293          0.33%
Year ended 7/31/05                 (0.26)      $12.50         10.43%        $106,044          0.33%
-------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Class B Shares
8/1/02(d)to 7/31/03                (0.06)      $10.89          9.58%*       $ 14,631          1.08%**
Year ended 7/31/04                 (0.23)      $11.51          7.80%        $ 36,778          1.08%
Year ended 7/31/05                 (0.17)      $12.45          9.58%        $ 44,111          1.08%
-------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Class C Shares
8/1/02(d)to 7/31/03                (0.06)      $10.90          9.67%*       $  1,335          1.08%**
Year ended 7/31/04                 (0.24)      $11.51          7.76%        $  7,442          1.08%
Year ended 7/31/05                 (0.17)      $12.45          9.64%        $  7,912          1.08%
-------------------------------------------------------------------------------------------------------


                                              Ratios/Supplemental Data
                               ---------------------------------------------------

                                                     Ratios of
                                 Ratios of Net        Expenses
                                   Investment            to
                                 Income/(Loss)         Average          Portfolio
                                   to Average            Net            Turnover
                                   Net Assets         Assets (a)         Rate (b)
                               ----------------------------------------------------
LifeModel Aggressive Fund(SM)
  Institutional Shares
8/1/02(d)to 7/31/03                    0.45%**           0.78%**            79%
Year ended 7/31/04                     1.09%             0.51%              22%
Year ended 7/31/05                     1.15%             0.47%              35%
-----------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Class A Shares
8/1/02(d)to 7/31/03                    0.16%**           1.24%**            79%
Year ended 7/31/04                     0.80%             0.76%              22%
Year ended 7/31/05                     0.91%             0.72%              35%
-----------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Class B Shares
8/1/02(d)to 7/31/03                   (0.54%)**          2.06%**            79%
Year ended 7/31/04                     0.03%             1.51%              22%
Year ended 7/31/05                     0.15%             1.47%              35%
-----------------------------------------------------------------------------------
LifeModel Aggressive Fund(SM)
  Class C Shares
8/1/02(d)to 7/31/03                   (0.62%)**          2.20%**            79%
Year ended 7/31/04                     0.06%             1.51%              22%
Year ended 7/31/05                     0.14%             1.47%              35%
-----------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Institutional Shares
8/1/02(d)to 7/31/03                    1.15%**           0.54%**            55%
Year ended 7/31/04                     1.56%             0.45%              16%
Year ended 7/31/05                     1.62%             0.44%              35%
-----------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Class A Shares
8/1/02(d)to 7/31/03                    0.86%**           0.90%**            55%
Year ended 7/31/04                     1.32%             0.70%              16%
Year ended 7/31/05                     1.38%             0.69%              35%
-----------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Class B Shares
8/1/02(d)to 7/31/03                    0.10%**           1.60%**            55%
Year ended 7/31/04                     0.53%             1.45%              16%
Year ended 7/31/05                     0.62%             1.44%              35%
-----------------------------------------------------------------------------------
LifeModel Moderately Aggressive
  Fund(SM) Class C Shares
8/1/02(d)to 7/31/03                    0.06%**           1.61%**            55%
Year ended 7/31/04                     0.48%             1.45%              16%
Year ended 7/31/05                     0.62%             1.44%              35%
-----------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Institutional Shares
8/1/02(d)to 7/31/03                    1.82%**           0.52%**            55%
Year ended 7/31/04                     1.76%             0.43%              14%
Year ended 7/31/05                     2.17%             0.42%              41%
-----------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Class A Shares
8/1/02(d)to 7/31/03                    1.52%**           0.84%**            55%
Year ended 7/31/04                     1.79%             0.68%              14%
Year ended 7/31/05                     1.92%             0.67%              41%
-----------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Class B Shares
8/1/02(d)to 7/31/03                    0.74%**           1.63%**            55%
Year ended 7/31/04                     1.05%             1.43%              14%
Year ended 7/31/05                     1.17%             1.42%              41%
-----------------------------------------------------------------------------------
LifeModel Moderate Fund(SM)
  Class C Shares
8/1/02(d)to 7/31/03                    0.70%**           1.66%**            55%
Year ended 7/31/04                     1.04%             1.43%              14%
Year ended 7/31/05                     1.16%             1.42%              41%
-----------------------------------------------------------------------------------

                        See notes to financial highlights


                                    170 & 171

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                           Change in Net Assets                          Less Dividends and
                                                         Resulting from Operations                       Distributions from
                                                       -----------------------------                  ------------------------
                                                                       Net Realized
                                                                           and
                                                                        Unrealized     Change in
                                           Net Asset                  Gains/(Losses)   Net Assets
                                             Value,         Net            from         Resulting       Net          Net
                                           Beginning    Investment       Investment       from       Investment   Realized
                                           of Period   Income/(Loss)   Transactions    Operations      Income       Gains
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Institutional Shares
8/1/02(d)to 7/31/03                           $10.00        0.18#           0.60#          0.78         (0.16)            --
Year ended 7/31/04                            $10.62        0.27#           0.51#          0.78         (0.25)         (0.20)
Year ended 7/31/05                            $10.95        0.27#           0.73#          1.00         (0.27)         (0.09)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Class A Shares
8/1/02(d)to 7/31/03                           $10.00        0.15#           0.59#          0.74         (0.14)            --
Year ended 7/31/04                            $10.60        0.22#           0.53#          0.75         (0.22)         (0.20)
Year ended 7/31/05                            $10.93        0.25#           0.73#          0.98         (0.24)         (0.09)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Class B Shares
8/1/02(d)to 7/31/03                           $10.00        0.10#           0.58#          0.68         (0.10)            --
Year ended 7/31/04                            $10.58        0.14#           0.53#          0.67         (0.15)         (0.20)
Year ended 7/31/05                            $10.90        0.17#           0.72#          0.89         (0.16)         (0.09)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Class C Shares
8/1/02(d)to 7/31/03                           $10.00        0.09#           0.59#          0.68         (0.09)            --
Year ended 7/31/04                            $10.59        0.14#           0.52#          0.66         (0.15)         (0.20)
Year ended 7/31/05                            $10.90        0.17#           0.72#          0.89         (0.16)         (0.09)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Institutional Shares
8/1/02(d)to 7/31/03                           $10.00        0.23#           0.52#          0.75         (0.21)            --
Year ended 7/31/04                            $10.54        0.31#           0.26#          0.57         (0.29)         (0.16)
Year ended 7/31/05                            $10.66        0.31#           0.36#          0.67         (0.32)         (0.09)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Class A Shares
8/1/02(d)to 7/31/03                           $10.00        0.21#           0.51#          0.72         (0.19)            --
Year ended 7/31/04                            $10.53        0.26#           0.28#          0.54         (0.27)         (0.16)
Year ended 7/31/05                            $10.64        0.30#           0.34#          0.64         (0.29)         (0.09)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Class B Shares
8/1/02(d)to 7/31/03                           $10.00        0.16#           0.49#          0.65         (0.15)            --
Year ended 7/31/04                            $10.50        0.19#           0.27#          0.46         (0.19)         (0.16)
Year ended 7/31/05                            $10.61        0.22#           0.34#          0.56         (0.21)         (0.09)
------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Class C Shares
8/1/02(d)to 7/31/03                           $10.00        0.15#           0.50#          0.65         (0.14)            --
Year ended 7/31/04                            $10.51        0.18#           0.28#          0.46         (0.20)         (0.16)
Year ended 7/31/05                            $10.61        0.23#           0.34#          0.57         (0.21)         (0.09)
------------------------------------------------------------------------------------------------------------------------------


                                                                                  Ratios/Supplemental Data
                                                                                ----------------------------

                                                                                                Ratios of
                                                     Net           Total          Net            Expenses
                                         Total      Asset         Return         Assets,            to
                                       Dividends    Value,       (excludes       End of          Average
                                         and        End of         sales         Period             Net
                                     Distributions  Period        charge)        (000's)          Assets
------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Institutional Shares
8/1/02(d)to 7/31/03                     (0.16)      $10.62          7.87%*       $ 40,412          0.08%**
Year ended 7/31/04                      (0.45)      $10.95          7.39%        $ 38,097          0.08%
Year ended 7/31/05                      (0.36)      $11.59          9.24%        $ 38,606          0.08%
------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Class A Shares
8/1/02(d)to 7/31/03                     (0.14)      $10.60          7.51%*       $ 19,449          0.33%**
Year ended 7/31/04                      (0.42)      $10.93          7.15%        $ 40,851          0.33%
Year ended 7/31/05                      (0.33)      $11.58          8.97%        $ 41,446          0.33%
------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Class B Shares
8/1/02(d)to 7/31/03                     (0.10)      $10.58          6.81%*       $  9,083          1.08%**
Year ended 7/31/04                      (0.35)      $10.90          6.35%        $ 21,122          1.08%
Year ended 7/31/05                      (0.25)      $11.54          8.10%        $ 22,752          1.08%
------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Class C Shares
8/1/02(d)to 7/31/03                     (0.09)      $10.59          6.81%*       $  1,017          1.08%**
Year ended 7/31/04                      (0.35)      $10.90          6.29%        $  3,576          1.08%
Year ended 7/31/05                      (0.25)      $11.54          8.18%        $  4,029          1.08%
------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Institutional Shares
8/1/02(d)to 7/31/03                     (0.21)      $10.54          7.58%*       $ 16,014          0.08%**
Year ended 7/31/04                      (0.45)      $10.66          5.44%        $ 14,201          0.08%
Year ended 7/31/05                      (0.41)      $10.92          6.38%        $ 22,236          0.08%
------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Class A Shares
8/1/02(d)to 7/31/03                     (0.19)      $10.53          7.31%*       $  9,387          0.33%**
Year ended 7/31/04                      (0.43)      $10.64          5.11%        $ 20,461          0.33%
Year ended 7/31/05                      (0.38)      $10.90          6.13%        $ 20,014          0.33%
------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Class B Shares
8/1/02(d)to 7/31/03                     (0.15)      $10.50          6.54%*       $  8,795          1.08%**
Year ended 7/31/04                      (0.35)      $10.61          4.37%        $ 13,524          1.08%
Year ended 7/31/05                      (0.30)      $10.87          5.34%        $ 12,688          1.08%
------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Class C Shares
8/1/02(d)to 7/31/03                     (0.14)      $10.51          6.58%*       $  2,203          1.08%**
Year ended 7/31/04                      (0.36)      $10.61          4.34%        $  6,563          1.08%
Year ended 7/31/05                      (0.30)      $10.88          5.30%        $  5,304          1.08%
------------------------------------------------------------------------------------------------------------


                                                Ratios/Supplemental Data
                                   ---------------------------------------------------

                                                        Ratios of
                                    Ratios of Net        Expenses
                                      Investment            to
                                    Income/(Loss)         Average          Portfolio
                                      to Average            Net            Turnover
                                      Net Assets         Assets (a)         Rate (b)
--------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Institutional Shares
8/1/02(d)to 7/31/03                       2.23%**           0.60%**            72%
Year ended 7/31/04                        2.33%             0.49%              19%
Year ended 7/31/05                        2.44%             0.47%              38%
--------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Class A Shares
8/1/02(d)to 7/31/03                       1.82%**           1.04%**            72%
Year ended 7/31/04                        2.09%             0.74%              19%
Year ended 7/31/05                        2.18%             0.72%              38%
--------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Class B Shares
8/1/02(d)to 7/31/03                       1.09%**           1.80%**            72%
Year ended 7/31/04                        1.31%             1.49%              19%
Year ended 7/31/05                        1.44%             1.47%              38%
--------------------------------------------------------------------------------------
LifeModel Moderately Conservative
  Fund(SM) Class C Shares
8/1/02(d)to 7/31/03                       1.07%**           1.73%**            72%
Year ended 7/31/04                        1.26%             1.49%              19%
Year ended 7/31/05                        1.42%             1.47%              38%
--------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Institutional Shares
8/1/02(d)to 7/31/03                       2.90%**           0.75%**            63%
Year ended 7/31/04                        2.79%             0.58%              27%
Year ended 7/31/05                        3.00%             0.54%              46%
--------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Class A Shares
8/1/02(d)to 7/31/03                       2.52%**           1.17%**            63%
Year ended 7/31/04                        2.59%             0.84%              27%
Year ended 7/31/05                        2.76%             0.79%              46%
--------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Class B Shares
8/1/02(d)to 7/31/03                       1.75%**           1.86%**            63%
Year ended 7/31/04                        1.80%             1.58%              27%
Year ended 7/31/05                        2.01%             1.54%              46%
--------------------------------------------------------------------------------------
LifeModel Conservative Fund(SM)
  Class C Shares
8/1/02(d)to 7/31/03                       1.63%**           1.86%**            63%
Year ended 7/31/04                        1.81%             1.58%              27%
Year ended 7/31/05                        2.01%             1.54%              46%
--------------------------------------------------------------------------------------

                        See notes to financial highlights


                                       172 & 173

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                                          Change in Net Assets
                                                                        Resulting from Operations
                                                                      -----------------------------
                                                                                     Net Realized
                                                                                          and
                                                                                       Unrealized     Change in
                                                          Net Asset                  Gains/(Losses)   Net Assets
                                                            Value,         Net            from         Resulting
                                                          Beginning    Investment       Investment       from
                                                          of Period   Income/(Loss)   Transactions    Operations
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Institutional Shares
Year ended 12/31/00                                         $ 9.23        0.78             0.70           1.48
Year ended 12/31/01                                         $ 9.96        0.69             0.59           1.28
1/1/02 to 7/31/02(c)                                        $10.57        0.32             0.08           0.40
Year ended 7/31/03                                          $10.63        0.58             0.25           0.83
Year ended 7/31/04                                          $10.91        0.51             0.25           0.76
Year ended 7/31/05                                          $11.15        0.51             0.39           0.90
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class A Shares
4/1/04(d)to 7/31/04                                         $11.65        0.17            (0.54)         (0.37)
Year ended 7/31/05                                          $11.12        0.49             0.38           0.87
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class B Shares
4/1/04(d)to 7/31/04                                         $11.65        0.15            (0.54)         (0.39)
Year ended 7/31/05                                          $11.12        0.40             0.39           0.79
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class C Shares
10/29/01(d)to 12/31/01                                      $10.53        0.16            (0.10)          0.06
1/1/02 to 7/31/02(c)                                        $10.50        0.27             0.07           0.34
Year ended 7/31/03                                          $10.55        0.47             0.24           0.71
Year ended 7/31/04                                          $10.82        0.39             0.25           0.64
Year ended 7/31/05                                          $11.05        0.39             0.39           0.78
--------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Advisor Shares
Year ended 12/31/00                                         $ 9.22        0.73             0.70           1.43
Year ended 12/31/01                                         $ 9.95        0.63             0.60           1.23
1/1/02 to 7/31/02(c)                                        $10.53        0.28             0.10           0.38
Year ended 7/31/03                                          $10.60        0.51             0.26           0.77
Year ended 7/31/04                                          $10.88        0.46             0.25           0.71
Year ended 7/31/05                                          $11.12        0.45             0.39           0.84
--------------------------------------------------------------------------------------------------------------------
Select Stock Fund Institutional Shares
Year ended 7/31/01                                          $38.23          --           (11.73)        (11.73)
Year ended 7/31/02                                          $25.47       (0.21)           (7.20)         (7.41)
Year ended 7/31/03                                          $18.06       (0.12)            0.23           0.11
Year ended 7/31/04                                          $18.17       (0.19)            1.12           0.93
Year ended 7/31/05                                          $19.10       (0.15)@           2.76           2.61
--------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class A Shares
Year ended 7/31/01                                          $38.05          --           (11.74)        (11.74)
Year ended 7/31/02                                          $25.28       (0.29)           (7.11)         (7.40)
Year ended 7/31/03                                          $17.88       (0.16)            0.22           0.06
Year ended 7/31/04                                          $17.94       (0.20)            1.08           0.88
Year ended 7/31/05                                          $18.82       (0.19)@           2.71           2.52
--------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class B
10/11/00(d)to 7/31/01                                       $34.43          --            (7.81)         (7.81)
Year ended 7/31/02                                          $25.59       (0.34)           (7.40)         (7.74)
Year ended 7/31/03                                          $17.85       (0.24)            0.16          (0.08)
Year ended 7/31/04                                          $17.77       (0.31)            1.05           0.74
Year ended 7/31/05                                          $18.51       (0.33)@           2.65           2.32
--------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class C Shares
Year ended 7/31/01                                          $37.56          --           (11.78)        (11.78)
Year ended 7/31/02                                          $24.75       (0.50)           (6.88)         (7.38)
Year ended 7/31/03                                          $17.37       (0.30)            0.23          (0.07)
Year ended 7/31/04                                          $17.30       (0.36)            1.07           0.71
Year ended 7/31/05                                          $18.01       (0.32)@           2.58           2.26
--------------------------------------------------------------------------------------------------------------------


                                                  Less Dividends and
                                                  Distributions from
                                               ------------------------

                                                                                                    Net           Total
                                                                                        Total      Asset         Return
                                                  Net           Net       Return      Dividends    Value,       (excludes
                                               Investment    Realized       of          and        End of         sales
                                                 Income        Gains      Capital   Distributions  Period        charge)
---------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Institutional Shares
Year ended 12/31/00                              (0.75)          --           --       (0.75)      $ 9.96         16.52%
Year ended 12/31/01                              (0.67)          --           --^      (0.67)      $10.57         13.12%
1/1/02 to 7/31/02(c)                             (0.34)          --           --       (0.34)      $10.63          3.82%*
Year ended 7/31/03                               (0.55)          --           --       (0.55)      $10.91          7.89%
Year ended 7/31/04                               (0.52)          --           --       (0.52)      $11.15          7.04%
Year ended 7/31/05                               (0.50)       (0.01)          --       (0.51)      $11.54          8.21%
---------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class A Shares
4/1/04(d)to 7/31/04                              (0.16)          --           --       (0.16)      $11.12         (3.15%)*
Year ended 7/31/05                               (0.47)       (0.01)          --       (0.48)      $11.51          7.96%
---------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class B Shares
4/1/04(d)to 7/31/04                              (0.14)          --           --       (0.14)      $11.12         (3.36%)*
Year ended 7/31/05                               (0.39)       (0.01)          --       (0.40)      $11.51          7.16%
---------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class C Shares
10/29/01(d)to 12/31/01                           (0.09)          --           --       (0.09)      $10.50          0.62%*
1/1/02 to 7/31/02(c)                             (0.29)          --           --       (0.29)      $10.55          3.22%*
Year ended 7/31/03                               (0.44)          --           --       (0.44)      $10.82          6.82%
Year ended 7/31/04                               (0.41)          --           --       (0.41)      $11.05          6.07%
Year ended 7/31/05                               (0.39)       (0.01)          --       (0.40)      $11.43          7.12%
---------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Advisor Shares
Year ended 12/31/00                              (0.70)          --           --       (0.70)      $ 9.95         16.01%
Year ended 12/31/01                              (0.65)          --           --^      (0.65)      $10.53         12.64%
1/1/02 to 7/31/02(c)                             (0.31)          --           --       (0.31)      $10.60          3.64%*
Year ended 7/31/03                               (0.49)          --           --       (0.49)      $10.88          7.36%
Year ended 7/31/04                               (0.47)          --           --       (0.47)      $11.12          6.55%
Year ended 7/31/05                               (0.45)       (0.01)          --       (0.46)      $11.50          7.70%
---------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Institutional Shares
Year ended 7/31/01                                  --        (1.03)          --       (1.03)      $25.47        (31.27%)
Year ended 7/31/02                                  --           --           --          --       $18.06        (29.09%)
Year ended 7/31/03                                  --           --           --          --       $18.17          0.61%
Year ended 7/31/04                                  --           --           --          --       $19.10          5.12%
Year ended 7/31/05                                  --           --           --          --       $21.71         13.66%
---------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class A Shares
Year ended 7/31/01                                  --        (1.03)          --       (1.03)      $25.28        (31.44%)
Year ended 7/31/02                                  --           --           --          --       $17.88        (29.27%)
Year ended 7/31/03                                  --           --           --          --       $17.94          0.34%
Year ended 7/31/04                                  --           --           --          --       $18.82          4.91%
Year ended 7/31/05                                  --           --           --          --       $21.34         13.39%
---------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class B Shares
10/11/00(d)to 7/31/01                               --        (1.03)          --       (1.03)      $25.59        (23.35%)*
Year ended 7/31/02                                  --           --           --          --       $17.85        (30.25%)
Year ended 7/31/03                                  --           --           --          --       $17.77         (0.45%)
Year ended 7/31/04                                  --           --           --          --       $18.51          4.16%
Year ended 7/31/05                                  --           --           --          --       $20.83         12.53%
---------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class C Shares
Year ended 7/31/01                                  --        (1.03)          --       (1.03)      $24.75        (31.97%)
Year ended 7/31/02                                  --           --           --          --       $17.37        (29.82%)
Year ended 7/31/03                                  --           --           --          --       $17.30         (0.40%)
Year ended 7/31/04                                  --           --           --          --       $18.01          4.10%
Year ended 7/31/05                                  --           --           --          --       $20.27         12.55%
---------------------------------------------------------------------------------------------------------------------------


                                                                              Ratios/Supplemental Data
                                                 -------------------------------------------------------------------------------

                                                                Ratios of                         Ratios of
                                                  Net            Expenses     Ratios of Net        Expenses
                                                 Assets,            to          Investment            to
                                                 End of          Average      Income/(Loss)         Average          Portfolio
                                                 Period             Net         to Average            Net            Turnover
                                                 (000's)          Assets        Net Assets         Assets (a)         Rate (b)
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Institutional Shares
Year ended 12/31/00                              $  3,349          1.35%            8.03%             1.35%              48%
Year ended 12/31/01                              $  3,142          1.26%            6.62%             1.28%              34%
1/1/02 to 7/31/02(c)                             $ 11,491          1.35%**          5.14%**           1.63%**            27%
Year ended 7/31/03                               $ 67,649          1.35%            5.25%             1.35%              38%
Year ended 7/31/04                               $ 90,995          1.33%            4.64%             1.33%              36%
Year ended 7/31/05                               $ 97,921          1.36%            4.47%             1.36%              17%
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class A Shares
4/1/04(d)to 7/31/04                              $    954          1.63%**          5.02%**           1.63%**            36%
Year ended 7/31/05                               $  4,423          1.62%            4.25%             1.62%              17%
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class B Shares
4/1/04(d)to 7/31/04                              $    389          2.37%**          4.27%**           2.37%**            36%
Year ended 7/31/05                               $  1,909          2.37%            3.49%             2.37%              17%
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Class C Shares
10/29/01(d)to 12/31/01                           $  1,755          2.39%**          8.97%**           2.55%**            34%
1/1/02 to 7/31/02(c)                             $  8,148          2.37%**          3.97%**           2.66%**            27%
Year ended 7/31/03                               $ 37,810          2.32%            4.35%             2.35%              38%
Year ended 7/31/04                               $ 39,298          2.33%            3.62%             2.33%              36%
Year ended 7/31/05                               $ 29,176          2.35%            3.47%             2.35%              17%
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund Advisor Shares
Year ended 12/31/00                              $ 32,351          1.85%            7.53%             1.85%              48%
Year ended 12/31/01                              $ 34,105          1.76%            6.12%             1.78%              34%
1/1/02 to 7/31/02(c)                             $ 31,240          1.85%**          4.49%**           2.07%**            27%
Year ended 7/31/03                               $ 36,345          1.85%            4.68%             1.88%              38%
Year ended 7/31/04                               $ 39,982          1.83%            4.12%             1.83%              36%
Year ended 7/31/05                               $ 32,531          1.85%            3.96%             1.85%              17%
--------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Institutional Shares
Year ended 7/31/01                               $ 31,415          1.11%           (0.48%)            1.24%             139%
Year ended 7/31/02                               $ 16,623          1.38%           (0.79%)            1.38%              70%
Year ended 7/31/03                               $ 14,659          1.47%           (0.67%)            1.63%              50%
Year ended 7/31/04                               $  7,166          1.43%           (0.68%)            1.74%              81%
Year ended 7/31/05                               $  5,973          1.45%           (0.73%)            1.99%              28%
--------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class A Shares
Year ended 7/31/01                               $ 20,106          1.36%           (0.73%)            1.48%             139%
Year ended 7/31/02                               $  9,132          1.63%           (1.03%)            1.63%              70%
Year ended 7/31/03                               $  8,264          1.72%           (0.92%)            1.89%              50%
Year ended 7/31/04                               $  9,391          1.68%           (0.98%)            2.00%              81%
Year ended 7/31/05                               $  7,087          1.70%           (0.98%)            2.24%              28%
--------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class B Shares
10/11/00(d)to 7/31/01                            $    158          2.17%**         (1.54%)**          2.57%**           139%
Year ended 7/31/02                               $    285          2.27%           (1.89%)            2.27%              70%
Year ended 7/31/03                               $    350          2.47%           (1.68%)            2.63%              50%
Year ended 7/31/04                               $    441          2.43%           (1.74%)            2.74%              81%
Year ended 7/31/05                               $    311          2.45%           (1.73%)            2.97%              28%
--------------------------------------------------------------------------------------------------------------------------------
Select Stock Fund Class C Shares
Year ended 7/31/01                               $  1,935          2.05%           (1.42%)            2.32%             139%
Year ended 7/31/02                               $    837          2.38%           (1.78%)            2.38%              70%
Year ended 7/31/03                               $    727          2.47%           (1.67%)            2.64%              50%
Year ended 7/31/04                               $    580          2.43%           (1.71%)            2.75%              81%
Year ended 7/31/05                               $    516          2.45%           (1.73%)            3.00%              28%
--------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial highlights


                                    174 & 175

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                           Change in Net Assets                          Less Dividends and
                                                         Resulting from Operations                       Distributions from
                                                       -----------------------------                  ------------------------
                                                                       Net Realized
                                                                           and
                                                                        Unrealized     Change in
                                           Net Asset                  Gains/(Losses)   Net Assets
                                             Value,         Net            from         Resulting       Net          Net
                                           Beginning    Investment       Investment       from       Investment   Realized
                                           of Period   Income/(Loss)   Transactions    Operations      Income       Gains
------------------------------------------------------------------------------------------------------------------------------
Technology Fund Institutional Shares
Year ended 7/31/01                            $19.21          --           (8.68)          (8.68)           --       (0.16)
Year ended 7/31/02                            $10.37       (0.12)          (4.70)          (4.82)           --          --
Year ended 7/31/03                            $ 5.55       (0.09)@          3.26            3.17            --          --
Year ended 7/31/04                            $ 8.72       (0.11)@         (0.15)          (0.26)           --          --
Year ended 7/31/05                            $ 8.46       (0.13)@          1.63            1.50            --          --
------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class A Shares
Year ended 7/31/01                            $19.21          --           (8.70)          (8.70)           --       (0.16)
Year ended 7/31/02                            $10.35       (0.13)          (4.70)          (4.83)           --          --
Year ended 7/31/03                            $ 5.52       (0.11)@          3.25            3.14            --          --
Year ended 7/31/04                            $ 8.66       (0.13)@         (0.15)          (0.28)           --          --
Year ended 7/31/05                            $ 8.38       (0.15)@          1.60            1.45            --          --
------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class B Shares
10/11/00(d)to 7/31/01                         $17.28          --           (6.84)          (6.84)           --       (0.16)
Year ended 7/31/02                            $10.28       (0.17)          (4.67)          (4.84)           --          --
Year ended 7/31/03                            $ 5.44       (0.15)@          3.18            3.03            --          --
Year ended 7/31/04                            $ 8.47       (0.20)@         (0.13)          (0.33)           --          --
Year ended 7/31/05                            $ 8.14       (0.21)@          1.55            1.34            --          --
------------------------------------------------------------------------------------------------------------------------------
Technology Fund Class C Shares
Year ended 7/31/01                            $19.20          --           (8.80)          (8.80)           --       (0.16)
Year ended 7/31/02                            $10.24       (0.24)          (4.57)          (4.81)           --          --
Year ended 7/31/03                            $ 5.43       (0.16)@          3.17            3.01            --          --
Year ended 7/31/04                            $ 8.44       (0.21)@         (0.12)          (0.33)           --          --
Year ended 7/31/05                            $ 8.11       (0.20)@          1.54            1.34            --          --
------------------------------------------------------------------------------------------------------------------------------
Technology Fund Advisor Shares
10/29/01(d)to 7/31/02                         $ 8.91       (0.08)          (3.32)          (3.40)           --          --
Year ended 7/31/03                            $ 5.51       (0.13)@          3.23            3.10            --          --
Year ended 7/31/04                            $ 8.61       (0.16)@         (0.14)          (0.30)           --          --
Year ended 7/31/05                            $ 8.31       (0.17)@          1.59            1.42            --          --
------------------------------------------------------------------------------------------------------------------------------
International Equity Institutional Shares
Year ended 7/31/01                            $12.70        0.13           (2.17)          (2.04)           --       (1.62)
Year ended 7/31/02                            $ 9.04        0.02           (1.30)          (1.28)        (0.11)         --
Year ended 7/31/03                            $ 7.65        0.06            0.12            0.18         (0.04)         --
Year ended 7/31/04                            $ 7.79        0.06@           1.61            1.67         (0.14)         --
Year ended 7/31/05                            $ 9.32        0.13            1.54            1.67         (0.20)         --
------------------------------------------------------------------------------------------------------------------------------
International Equity Class A Shares
Year ended 7/31/01                            $12.71        0.12           (2.19)          (2.07)            --       (1.62)
Year ended 7/31/02                            $ 9.02       (0.04)          (1.24)          (1.28)         (0.10)         --
Year ended 7/31/03                            $ 7.64        0.07            0.12            0.19          (0.02)         --
Year ended 7/31/04                            $ 7.81        0.05@           1.59            1.64          (0.12)         --
Year ended 7/31/05                            $ 9.33        0.10            1.54            1.64          (0.17)         --
------------------------------------------------------------------------------------------------------------------------------
International Equity Class B Shares
10/11/00(d)to 7/31/01                         $12.09        0.03           (1.44)          (1.41)            --       (1.62)
Year ended 7/31/02                            $ 9.06       (0.05)          (1.31)          (1.36)         (0.10)         --
Year ended 7/31/03                            $ 7.60          --^           0.11            0.11             --          --
Year ended 7/31/04                            $ 7.71       (0.02)@          1.59            1.57          (0.05)         --
Year ended 7/31/05                            $ 9.23        0.02            1.52            1.54          (0.11)         --
------------------------------------------------------------------------------------------------------------------------------
International Equity Class C Shares
Year ended 7/31/01                            $12.54        0.13           (2.23)          (2.10)            --       (1.62)
Year ended 7/31/02                            $ 8.82       (0.08)          (1.24)          (1.32)         (0.10)         --
Year ended 7/31/03                            $ 7.40        0.02            0.08            0.10             --          --
Year ended 7/31/04                            $ 7.50       (0.02)@          1.54            1.52          (0.03)         --
Year ended 7/31/05                            $ 8.99        0.02            1.49            1.51          (0.11)         --
------------------------------------------------------------------------------------------------------------------------------
International Equity Advisor Shares
11/10/03(d)to 7/31/04                         $ 8.67        0.02@           0.65            0.67          (0.03)         --
Year ended 7/31/05                            $ 9.31        0.08            1.54            1.62          (0.15)         --
------------------------------------------------------------------------------------------------------------------------------


                                                                                       Ratios/Supplemental Data
                                                                                     ----------------------------

                                                                                                     Ratios of
                                                          Net           Total          Net            Expenses
                                              Total      Asset         Return         Assets,            to
                                            Dividends    Value,       (excludes       End of          Average
                                              and        End of         sales         Period             Net
                                          Distributions  Period        charge)        (000's)          Assets
-----------------------------------------------------------------------------------------------------------------
Technology Fund Institutional Shares
Year ended 7/31/01                           (0.16)      $10.37        (46.65%)       $ 45,842          1.50%
Year ended 7/31/02                              --       $ 5.55        (46.48%)       $ 21,183          1.51%
Year ended 7/31/03                              --       $ 8.72         57.12%        $ 29,573          1.55%
Year ended 7/31/04                              --       $ 8.46         (2.98%)       $ 37,573          1.20%
Year ended 7/31/05                              --       $ 9.96         17.73%        $ 38,941          1.63%
-----------------------------------------------------------------------------------------------------------------
Technology Fund Class A Shares
Year ended 7/31/01                           (0.16)      $10.35        (45.62%)       $  5,615          1.76%
Year ended 7/31/02                              --       $ 5.52        (46.67%)       $  3,256          1.75%
Year ended 7/31/03                              --       $ 8.66         56.88%        $  5,218          1.81%
Year ended 7/31/04                              --       $ 8.38         (3.23%)       $  7,105          1.45%
Year ended 7/31/05                              --       $ 9.83         17.30%        $  5,699          1.87%
-----------------------------------------------------------------------------------------------------------------
Technology Fund Class B Shares
10/11/00(d)to 7/31/01                        (0.16)      $10.28        (39.95%)*      $    900          2.54%**
Year ended 7/31/02                              --       $ 5.44        (47.08%)       $    679          2.51%
Year ended 7/31/03                              --       $ 8.47         55.70%        $  1,164          2.55%
Year ended 7/31/04                              --       $ 8.14         (3.90%)       $  1,436          2.20%
Year ended 7/31/05                              --       $ 9.48         16.46%        $  1,160          2.62%
-----------------------------------------------------------------------------------------------------------------
Technology Fund Class C Shares
Year ended 7/31/01                           (0.16)      $10.24        (46.12%)       $    150          2.60%
Year ended 7/31/02                              --       $ 5.43        (46.97%)       $     96          2.45%
Year ended 7/31/03                              --       $ 8.44         55.43%        $  1,081          2.47%
Year ended 7/31/04                              --       $ 8.11         (3.79%)       $  1,757          2.20%
Year ended 7/31/05                              --       $ 9.45         16.50%        $    590          2.60%
-----------------------------------------------------------------------------------------------------------------
Technology Fund Advisor Shares
10/29/01(d)to 7/31/02                           --       $ 5.51        (34.48%)*      $      6          1.95%**
Year ended 7/31/03                              --       $ 8.61         56.26%        $     55          1.90%
Year ended 7/31/04                              --       $ 8.31         (3.37%)       $    247          1.71%
Year ended 7/31/05                              --       $ 9.73         16.95%        $    239          2.12%
-----------------------------------------------------------------------------------------------------------------
International Equity Institutional Shares
Year ended 7/31/01                           (1.62)      $ 9.04        (17.61%)       $154,950          1.48%
Year ended 7/31/02                           (0.11)      $ 7.65        (14.30%)       $148,593          1.38%
Year ended 7/31/03                           (0.04)      $ 7.79          2.47%        $159,160          1.42%
Year ended 7/31/04                           (0.14)      $ 9.32         21.56%        $324,852          1.36%
Year ended 7/31/05                           (0.20)      $10.79         17.99%        $282,476          1.35%
-----------------------------------------------------------------------------------------------------------------
International Equity Class A Shares
Year ended 7/31/01                           (1.62)      $ 9.02        (17.85%)       $  5,933          1.73%
Year ended 7/31/02                           (0.10)      $ 7.64        (14.23%)       $  4,105          1.62%
Year ended 7/31/03                           (0.02)      $ 7.81          2.52%        $  5,489          1.67%
Year ended 7/31/04                           (0.12)      $ 9.33         21.11%        $ 22,999          1.61%
Year ended 7/31/05                           (0.17)      $10.80         17.79%        $ 20,509          1.60%
-----------------------------------------------------------------------------------------------------------------
International Equity Class B Shares
10/11/00(d)to 7/31/01                        (1.62)      $ 9.06        (13.36%)*      $    176          2.43%**
Year ended 7/31/02                           (0.10)      $ 7.60        (15.11%)       $    246          2.38%
Year ended 7/31/03                              --       $ 7.71          1.45%        $    340          2.42%
Year ended 7/31/04                           (0.05)      $ 9.23         20.43%        $    793          2.36%
Year ended 7/31/05                           (0.11)      $10.66         16.76%        $  1,280          2.35%
-----------------------------------------------------------------------------------------------------------------
International Equity Class C Shares
Year ended 7/31/01                           (1.62)      $ 8.82        (18.39%)       $    163          2.43%
Year ended 7/31/02                           (0.10)      $ 7.40        (15.07%)       $    127          2.38%
Year ended 7/31/03                              --       $ 7.50          1.35%        $    304          2.39%
Year ended 7/31/04                           (0.03)      $ 8.99         20.32%        $    555          2.36%
Year ended 7/31/05                           (0.11)      $10.39         16.83%        $    962          2.35%
-----------------------------------------------------------------------------------------------------------------
International Equity Advisor Shares
11/10/03(d)to 7/31/04                        (0.03)      $ 9.31          7.70%*       $ 12,360          1.85%**
Year ended 7/31/05                           (0.15)      $10.78         17.43%        $ 12,315          1.85%
-----------------------------------------------------------------------------------------------------------------

                                                      Ratios/Supplemental Data
                                         ---------------------------------------------------

                                                               Ratios of
                                           Ratios of Net        Expenses
                                             Investment            to
                                           Income/(Loss)         Average          Portfolio
                                             to Average            Net            Turnover
                                             Net Assets         Assets (a)         Rate (b)
---------------------------------------------------------------------------------------------
Technology Fund Institutional Shares
Year ended 7/31/01                              (1.24%)            1.50%              50%
Year ended 7/31/02                              (1.35%)            1.51%              97%
Year ended 7/31/03                              (1.46%)            1.87%             258%
Year ended 7/31/04                              (1.07%)            1.55%             191%
Year ended 7/31/05                              (1.40%)            1.63%             367%
---------------------------------------------------------------------------------------------
Technology Fund Class A Shares
Year ended 7/31/01                              (1.49%)            1.76%              50%
Year ended 7/31/02                              (1.59%)            1.75%              97%
Year ended 7/31/03                              (1.71%)            2.13%             258%
Year ended 7/31/04                              (1.31%)            1.80%             191%
Year ended 7/31/05                              (1.64%)            1.87%             367%
---------------------------------------------------------------------------------------------
Technology Fund Class B Shares
10/11/00(d)to 7/31/01                           (2.28%)**          2.54%**            50%
Year ended 7/31/02                              (2.35%)            2.51%              97%
Year ended 7/31/03                              (2.45%)            2.87%             258%
Year ended 7/31/04                              (2.06%)            2.56%             191%
Year ended 7/31/05                              (2.39%)            2.62%             367%
---------------------------------------------------------------------------------------------
Technology Fund Class C Shares
Year ended 7/31/01                              (2.33%)            2.60%              50%
Year ended 7/31/02                              (2.29%)            2.45%              97%
Year ended 7/31/03                              (2.37%)            2.82%             258%
Year ended 7/31/04                              (2.07%)            2.55%             191%
Year ended 7/31/05                              (2.37%)            2.60%             367%
---------------------------------------------------------------------------------------------
Technology Fund Advisor Shares
10/29/01(d)to 7/31/02                           (1.82%)**          1.95%**            97%
Year ended 7/31/03                              (1.83%)            2.30%             258%
Year ended 7/31/04                              (1.58%)            2.04%             191%
Year ended 7/31/05                              (1.89%)            2.12%             367%
---------------------------------------------------------------------------------------------
International Equity Institutional Shares
Year ended 7/31/01                               0.98%             1.48%              42%
Year ended 7/31/02                               0.17%             1.38%              23%
Year ended 7/31/03                               0.96%             1.45%              44%
Year ended 7/31/04                               0.61%             1.42%              50%
Year ended 7/31/05                               1.15%             1.39%              21%
---------------------------------------------------------------------------------------------
International Equity Class A Shares
Year ended 7/31/01                               0.07%             1.73%              42%
Year ended 7/31/02                               0.17%             1.62%              23%
Year ended 7/31/03                               0.88%             1.69%              44%
Year ended 7/31/04                               0.51%             1.67%              50%
Year ended 7/31/05                               0.88%             1.64%              21%
---------------------------------------------------------------------------------------------
International Equity Class B Shares
10/11/00(d)to 7/31/01                            2.08%**           2.43%**            42%
Year ended 7/31/02                              (0.79%)            2.38%              23%
Year ended 7/31/03                               0.01%             2.45%              44%
Year ended 7/31/04                              (0.21%)            2.42%              50%
Year ended 7/31/05                               0.23%             2.39%              21%
---------------------------------------------------------------------------------------------
International Equity Class C Shares
Year ended 7/31/01                              (0.01%)            2.57%              42%
Year ended 7/31/02                              (0.94%)            2.38%              23%
Year ended 7/31/03                               0.64%             2.44%              44%
Year ended 7/31/04                              (0.22%)            2.42%              50%
Year ended 7/31/05                               0.26%             2.39%              21%
---------------------------------------------------------------------------------------------
International Equity Advisor Shares
11/10/03(d)to 7/31/04                            0.31%**           1.92%**            50%
Year ended 7/31/05                               0.64%             1.89%              21%
---------------------------------------------------------------------------------------------

                        See notes to financial highlights


                                    176 & 177

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                           Change in Net Assets                          Less Dividends and
                                                         Resulting from Operations                       Distributions from
                                                       -----------------------------                  ------------------------
                                                                       Net Realized
                                                                           and
                                                                        Unrealized     Change in
                                           Net Asset                  Gains/(Losses)   Net Assets
                                             Value,         Net            from         Resulting       Net          Net
                                           Beginning    Investment       Investment       from       Investment   Realized
                                           of Period      Income       Transactions    Operations      Income       Gains
------------------------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Shares
Year ended 12/31/00                           $ 9.27       0.61            0.45            1.06          (0.61)          --
1/1/01 to 7/31/01(f)                          $ 9.72       0.28            0.31            0.59          (0.34)          --
Year ended 7/31/02                            $ 9.97       0.50           (0.01)           0.49          (0.53)          --
Year ended 7/31/03                            $ 9.93       0.39            0.09            0.48          (0.45)          --
Year ended 7/31/04                            $ 9.96       0.28            0.14            0.42          (0.36)          --
Year ended 7/31/05                            $10.02       0.34            0.10            0.44          (0.38)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class A Shares
Year ended 12/31/00                           $ 9.25       0.59            0.46            1.05          (0.59)          --
1/1/01 to 7/31/01(f)                          $ 9.71       0.27            0.30            0.57          (0.33)          --
Year ended 7/31/02                            $ 9.95       0.51           (0.03)           0.48          (0.51)          --
Year ended 7/31/03                            $ 9.92       0.37            0.08            0.45          (0.42)          --
Year ended 7/31/04                            $ 9.95       0.25            0.16            0.41          (0.34)          --
Year ended 7/31/05                            $10.02       0.30            0.11            0.41          (0.35)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class B Shares
10/29/01(d)to 7/31/02                         $10.13       0.29           (0.17)           0.12          (0.32)          --
Year ended 7/31/03                            $ 9.93       0.28            0.08            0.36          (0.34)          --
Year ended 7/31/04                            $ 9.95       0.15            0.18            0.33          (0.26)          --
Year ended 7/31/05                            $10.02       0.23            0.10            0.33          (0.27)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Bond Fund Class C Shares
10/29/01(d)to 7/31/02                         $10.13       0.27           (0.16)           0.11          (0.31)          --
Year ended 7/31/03                            $ 9.93       0.29            0.08            0.37          (0.34)          --
Year ended 7/31/04                            $ 9.96       0.17            0.15            0.32          (0.26)          --
Year ended 7/31/05                            $10.02       0.23            0.10            0.33          (0.27)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Bond Fund Advisor Shares
10/29/01(d)to 7/31/02                         $10.13       0.35           (0.19)           0.16          (0.36)          --
Year ended 7/31/03                            $ 9.93       0.34            0.08            0.42          (0.39)          --
Year ended 7/31/04                            $ 9.96       0.23            0.14            0.37          (0.31)          --
Year ended 7/31/05                            $10.02       0.28            0.11            0.39          (0.33)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Institutional Shares
Year ended 12/31/00                           $ 9.37       0.60            0.29            0.89          (0.60)          --
1/1/01 to 7/31/01(g)                          $ 9.66       0.25            0.32            0.57          (0.33)          --
Year ended 7/31/02                            $ 9.90       0.47            0.11            0.58          (0.50)          --
Year ended 7/31/03                            $ 9.98       0.38            0.10            0.48          (0.42)          --
Year ended 7/31/04                            $10.04       0.31           (0.04)           0.27          (0.38)          --
Year ended 7/31/05                            $ 9.93       0.37           (0.08)           0.29          (0.42)          --
------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class A Shares
Year ended 12/31/00                           $ 9.40       0.57            0.28            0.85          (0.57)          --
1/1/01 to 7/31/01(g)                          $ 9.68       0.25            0.32            0.57          (0.32)          --
Year ended 7/31/02                            $ 9.93       0.50            0.06            0.56          (0.48)          --
Year ended 7/31/03                            $10.01       0.36            0.09            0.45          (0.40)          --
Year ended 7/31/04                            $10.06       0.29           (0.04)           0.25          (0.36)          --
Year ended 7/31/05                            $ 9.95       0.34           (0.08)           0.26          (0.39)          --
------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class B Shares
10/29/01(d)to 7/31/02                         $10.08       0.29           (0.10)           0.19          (0.31)          --
Year ended 7/31/03                            $ 9.96       0.29            0.09            0.38          (0.33)          --
Year ended 7/31/04                            $10.01       0.24           (0.03)           0.21          (0.32)          --
Year ended 7/31/05                            $ 9.90       0.34           (0.08)           0.26          (0.39)          --
------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class C Shares
10/29/01(d)to 7/31/02                         $10.08       0.27           (0.07)           0.20          (0.30)          --
Year ended 7/31/03                            $ 9.98       0.30            0.08            0.38          (0.33)          --
Year ended 7/31/04                            $10.03       0.20           (0.03)           0.17          (0.28)          --
Year ended 7/31/05                            $ 9.92       0.26           (0.07)           0.19          (0.32)          --
------------------------------------------------------------------------------------------------------------------------------


                                                                                         Ratios/Supplemental Data
                                                                                       ----------------------------

                                                                                                       Ratios of
                                                            Net           Total          Net            Expenses
                                                Total      Asset         Return         Assets,            to
                                              Dividends    Value,       (excludes       End of          Average
                                                and        End of         sales         Period             Net
                                            Distributions  Period        charge)        (000's)          Assets
-------------------------------------------------------------------------------------------------------------------
Bond Fund Institutional Shares
Year ended 12/31/00                            (0.61)      $ 9.72         11.91%        $295,093          0.82%
1/1/01 to 7/31/01(f)                           (0.34)      $ 9.97          6.19%*       $281,795          0.83%**
Year ended 7/31/02                             (0.53)      $ 9.93          5.06%        $403,677          0.81%
Year ended 7/31/03                             (0.45)      $ 9.96          4.79%        $303,450          0.80%
Year ended 7/31/04                             (0.36)      $10.02          4.26%        $277,706          0.79%
Year ended 7/31/05                             (0.39)      $10.07          4.43%        $292,043          0.78%
-------------------------------------------------------------------------------------------------------------------
Bond Fund Class A Shares
Year ended 12/31/00                            (0.59)      $ 9.71         11.65%        $  6,663          1.07%
1/1/01 to 7/31/01(f)                           (0.33)      $ 9.95          6.05%*       $  6,190          1.08%**
Year ended 7/31/02                             (0.51)      $ 9.92          4.91%        $ 19,949          1.06%
Year ended 7/31/03                             (0.42)      $ 9.95          4.62%        $ 20,572          1.05%
Year ended 7/31/04                             (0.34)      $10.02          4.00%        $ 22,559          1.04%
Year ended 7/31/05                             (0.36)      $10.07          4.17%        $ 15,876          1.03%
-------------------------------------------------------------------------------------------------------------------
Bond Fund Class B Shares
10/29/01(d)to 7/31/02                          (0.32)      $ 9.93          1.22%*       $  6,857          1.81%**
Year ended 7/31/03                             (0.34)      $ 9.95          3.74%        $  7,418          1.80%
Year ended 7/31/04                             (0.26)      $10.02          3.19%        $  4,512          1.79%
Year ended 7/31/05                             (0.28)      $10.07          3.38%        $  3,907          1.78%
-------------------------------------------------------------------------------------------------------------------
Bond Fund Class C Shares
10/29/01(d)to 7/31/02                          (0.31)      $ 9.93          1.20%*       $  1,194          1.81%**
Year ended 7/31/03                             (0.34)      $ 9.96          3.75%        $  1,246          1.80%
Year ended 7/31/04                             (0.26)      $10.02          3.20%        $    768          1.79%
Year ended 7/31/05                             (0.28)      $10.07          3.37%        $    649          1.78%
-------------------------------------------------------------------------------------------------------------------
Bond Fund Advisor Shares
10/29/01(d)to 7/31/02                          (0.36)      $ 9.93          1.69%*       $    723          1.31%**
Year ended 7/31/03                             (0.39)      $ 9.96          4.25%        $    737          1.30%
Year ended 7/31/04                             (0.31)      $10.02          3.73%        $    655          1.29%
Year ended 7/31/05                             (0.34)      $10.07          3.90%        $    622          1.28%
-------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Institutional Shares
Year ended 12/31/00                            (0.60)      $ 9.66          9.74%        $714,445          0.76%
1/1/01 to 7/31/01(g)                           (0.33)      $ 9.90          6.16%*       $663,571          0.78%**
Year ended 7/31/02                             (0.50)      $ 9.98          6.15%        $799,642          0.77%
Year ended 7/31/03                             (0.42)      $10.04          4.77%        $772,536          0.76%
Year ended 7/31/04                             (0.38)      $ 9.93          2.71%        $676,344          0.76%
Year ended 7/31/05                             (0.42)      $ 9.80          2.85%        $544,101          0.76%
-------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class A Shares
Year ended 12/31/00                            (0.57)      $ 9.68          9.44%        $  9,130          1.01%
1/1/01 to 7/31/01(g)                           (0.32)      $ 9.93          5.98%*       $  8,467          1.03%**
Year ended 7/31/02                             (0.48)      $10.01          5.78%        $ 31,977          1.02%
Year ended 7/31/03                             (0.40)      $10.06          4.52%        $ 36,471          1.01%
Year ended 7/31/04                             (0.36)      $ 9.95          2.45%        $ 37,500          1.01%
Year ended 7/31/05                             (0.39)      $ 9.82          2.67%        $ 29,798          1.01%
-------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class B Shares
10/29/01(d)to 7/31/02                          (0.31)      $ 9.96          1.92%*       $  2,580          1.77%**
Year ended 7/31/03                             (0.33)      $10.01          3.78%        $  5,564          1.76%
Year ended 7/31/04                             (0.32)      $ 9.90          2.06%        $  3,982          1.46%
Year ended 7/31/05                             (0.39)      $ 9.77          2.58%        $  3,316          1.01%
-------------------------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class C Shares
10/29/01(d)to 7/31/02                          (0.30)      $ 9.98          2.02%*       $    797          1.77%**
Year ended 7/31/03                             (0.33)      $10.03          3.78%        $  2,319          1.76%
Year ended 7/31/04                             (0.28)      $ 9.92          1.72%        $  1,620          1.76%
Year ended 7/31/05                             (0.32)      $ 9.79          1.91%        $  1,096          1.76%
-------------------------------------------------------------------------------------------------------------------


                                                          Ratios/Supplemental Data
                                            ---------------------------------------------------

                                                                  Ratios of
                                              Ratios of Net        Expenses
                                                Investment            to
                                              Income/(Loss)         Average          Portfolio
                                                to Average            Net            Turnover
                                                Net Assets         Assets (a)         Rate (b)
------------------------------------------------------------------------------------------------
Bond Fund Institutional Shares
Year ended 12/31/00                                 6.51%             0.82%             135%
1/1/01 to 7/31/01(f)                                4.87%**           0.84%**           131%
Year ended 7/31/02                                  4.74%             0.90%             229%
Year ended 7/31/03                                  3.86%             0.89%             332%
Year ended 7/31/04                                  2.75%             0.90%             389%
Year ended 7/31/05                                  3.28%             0.91%             385%
------------------------------------------------------------------------------------------------
Bond Fund Class A Shares
Year ended 12/31/00                                 6.27%             1.07%             135%
1/1/01 to 7/31/01(f)                                4.61%**           1.09%**           131%
Year ended 7/31/02                                  4.47%             1.16%             229%
Year ended 7/31/03                                  3.57%             1.14%             332%
Year ended 7/31/04                                  2.51%             1.15%             389%
Year ended 7/31/05                                  3.01%             1.16%             385%
------------------------------------------------------------------------------------------------
Bond Fund Class B Shares
10/29/01(d)to 7/31/02                               3.70%**           1.93%**           229%
Year ended 7/31/03                                  2.81%             1.89%             332%
Year ended 7/31/04                                  1.76%             1.90%             389%
Year ended 7/31/05                                  2.27%             1.91%             385%
------------------------------------------------------------------------------------------------
Bond Fund Class C Shares
10/29/01(d)to 7/31/02                               3.68%**           1.92%**           229%
Year ended 7/31/03                                  2.79%             1.89%             332%
Year ended 7/31/04                                  1.76%             1.90%             389%
Year ended 7/31/05                                  2.26%             1.91%             385%
------------------------------------------------------------------------------------------------
Bond Fund Advisor Shares
10/29/01(d)to 7/31/02                               4.21%**           1.46%**           229%
Year ended 7/31/03                                  3.34%             1.39%             332%
Year ended 7/31/04                                  2.25%             1.40%             389%
Year ended 7/31/05                                  2.77%             1.41%             385%
------------------------------------------------------------------------------------------------
Intermediate Bond Fund Institutional Shares
Year ended 12/31/00                                 6.29%             0.77%             168%
1/1/01 to 7/31/01(g)                                4.52%**           0.78%**           141%
Year ended 7/31/02                                  4.53%             0.82%             229%
Year ended 7/31/03                                  3.72%             0.81%             252%
Year ended 7/31/04                                  3.13%             0.81%             189%
Year ended 7/31/05                                  3.69%             0.82%             104%
------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class A Shares
Year ended 12/31/00                                 6.04%             1.02%             168%
1/1/01 to 7/31/01(g)                                4.26%**           1.03%**           141%
Year ended 7/31/02                                  4.25%             1.07%             229%
Year ended 7/31/03                                  3.45%             1.06%             252%
Year ended 7/31/04                                  2.88%             1.07%             189%
Year ended 7/31/05                                  3.43%             1.07%             104%
------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class B Shares
10/29/01(d)to 7/31/02                               3.45%**           1.84%**           229%
Year ended 7/31/03                                  2.64%             1.81%             252%
Year ended 7/31/04                                  2.42%             1.81%             189%
Year ended 7/31/05                                  3.44%             1.82%             104%
------------------------------------------------------------------------------------------------
Intermediate Bond Fund Class C Shares
10/29/01(d)to 7/31/02                               3.48%**           1.84%**           229%
Year ended 7/31/03                                  2.59%             1.81%             252%
Year ended 7/31/04                                  2.12%             1.81%             189%
Year ended 7/31/05                                  2.67%             1.82%             104%
------------------------------------------------------------------------------------------------

                        See notes to financial highlights


                                    178 & 179

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                           Change in Net Assets                          Less Dividends and
                                                         Resulting from Operations                       Distributions from
                                                       -----------------------------                  ------------------------
                                                                       Net Realized
                                                                           and
                                                                        Unrealized     Change in
                                           Net Asset                  Gains/(Losses)   Net Assets
                                             Value,         Net            from         Resulting       Net          Net
                                           Beginning    Investment       Investment       from       Investment   Realized
                                           of Period   Income/(Loss)   Transactions    Operations      Income       Gains
------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Institutional Shares
Year ended 12/31/00                           $ 9.48       0.57            0.18            0.75          (0.57)          --
1/1/01 to 7/31/01(h)                          $ 9.66       0.26            0.23            0.49          (0.32)          --
Year ended 7/31/02                            $ 9.83       0.41            0.07            0.48          (0.49)          --
Year ended 7/31/03                            $ 9.82       0.28            0.03            0.31          (0.38)          --
Year ended 7/31/04                            $ 9.75       0.19@          (0.06)           0.13          (0.31)          --
Year ended 7/31/05                            $ 9.57       0.20           (0.08)           0.12          (0.32)          --
------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class A Shares
Year ended 12/31/00                           $ 9.47       0.56            0.18            0.74          (0.56)          --
1/1/01 to 7/31/01(h)                          $ 9.65       0.23            0.25            0.48          (0.31)          --
Year ended 7/31/02                            $ 9.82       0.43            0.03            0.46          (0.47)          --
Year ended 7/31/03                            $ 9.81       0.28            0.02            0.30          (0.37)          --
Year ended 7/31/04                            $ 9.74       0.18@          (0.07)           0.11          (0.29)          --
Year ended 7/31/05                            $ 9.56       0.19           (0.09)           0.10          (0.30)          --
------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class C Shares
8/1/03 (d)to 7/31/04                          $ 9.75       0.09@          (0.06)           0.03          (0.22)          --
Year ended 7/31/05                            $ 9.56       0.10           (0.08)           0.02          (0.22)          --
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Institutional
  Shares
Year ended 7/31/01                            $ 9.54       0.51            0.52            1.03          (0.51)          --
Year ended 7/31/02(i)                         $10.06       0.41            0.33            0.74          (0.38)          --
Year ended 7/31/03                            $10.42       0.30            0.03            0.33          (0.30)       (0.16)
Year ended 7/31/04                            $10.29       0.25             --^            0.25          (0.26)       (0.16)
Year ended 7/31/05                            $10.12       0.30           (0.06)           0.24          (0.28)          --
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class A Shares
Year ended 7/31/01                            $ 9.55       0.50            0.51            1.01          (0.50)          --
Year ended 7/31/02(i)                         $10.06       0.38            0.35            0.73          (0.36)          --
Year ended 7/31/03                            $10.43       0.27            0.03            0.30          (0.28)       (0.16)
Year ended 7/31/04                            $10.29       0.20            0.03            0.23          (0.23)       (0.16)
Year ended 7/31/05                            $10.13       0.28           (0.06)           0.22          (0.26)          --
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class C Shares
Year ended 7/31/01                            $ 9.52       0.44            0.49            0.93          (0.44)          --
Year ended 7/31/02(i)                         $10.01       0.30            0.34            0.64          (0.29)          --
Year ended 7/31/03                            $10.36       0.19            0.03            0.22          (0.20)       (0.16)
Year ended 7/31/04                            $10.22       0.15           (0.01)           0.14          (0.15)       (0.16)
Year ended 7/31/05                            $10.05       0.20           (0.06)           0.14          (0.18)          --
------------------------------------------------------------------------------------------------------------------------------


                                                                                       Ratios/Supplemental Data
                                                                                     ----------------------------

                                                                                                     Ratios of
                                                          Net           Total          Net            Expenses
                                              Total      Asset         Return         Assets,            to
                                            Dividends    Value,       (excludes       End of          Average
                                          Distributions  Period        charge)        (000's)          Asset
-----------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Institutional Shares
Year ended 12/31/00                          (0.57)      $ 9.66          8.12%        $169,790          0.73%
1/1/01 to 7/31/01(h)                         (0.32)      $ 9.83          5.29%*       $233,444          0.74%**
Year ended 7/31/02                           (0.49)      $ 9.82          4.96%        $304,882          0.74%
Year ended 7/31/03                           (0.38)      $ 9.75          3.23%        $490,229          0.74%
Year ended 7/31/04                           (0.31)      $ 9.57          1.31%        $495,271          0.74%
Year ended 7/31/05                           (0.32)      $ 9.37          1.16%        $333,909          0.73%
-----------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class A Shares
Year ended 12/31/00                          (0.56)      $ 9.65          7.96%        $  3,505          0.88%
1/1/01 to 7/31/01(h)                         (0.31)      $ 9.82          5.20%*       $  3,340          0.89%**
Year ended 7/31/02                           (0.47)      $ 9.81          4.83%        $ 19,019          0.90%
Year ended 7/31/03                           (0.37)      $ 9.74          3.07%        $ 33,975          0.89%
Year ended 7/31/04                           (0.29)      $ 9.56          1.12%        $ 28,262          0.89%
Year ended 7/31/05                           (0.30)      $ 9.36          1.00%        $ 17,117          0.98%
-----------------------------------------------------------------------------------------------------------------
Short Term Bond Fund Class C Shares
8/1/03 (d)to 7/31/04                         (0.22)      $ 9.56          0.39%*       $    526          1.74%**
Year ended 7/31/05                           (0.22)      $ 9.36          0.23%        $    362          1.73%
-----------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Institutional
  Shares
Year ended 7/31/01                           (0.51)      $10.06         11.10%        $ 48,770          0.74%
Year ended 7/31/02(i)                        (0.38)      $10.42          7.55%        $ 50,809          0.87%
Year ended 7/31/03                           (0.46)      $10.29          3.19%        $ 50,649          0.81%
Year ended 7/31/04                           (0.42)      $10.12          2.42%        $ 43,820          0.76%
Year ended 7/31/05                           (0.28)      $10.08          2.39%        $ 33,246          0.82%
-----------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class A Shares
Year ended 7/31/01                           (0.50)      $10.06         10.76%        $  4,076          0.99%
Year ended 7/31/02(i)                        (0.36)      $10.43          7.42%        $  8,436          1.13%
Year ended 7/31/03                           (0.44)      $10.29          2.83%        $ 11,413          1.06%
Year ended 7/31/04                           (0.39)      $10.13          2.26%        $ 31,146          1.01%
Year ended 7/31/05                           (0.26)      $10.09          2.13%        $ 27,214          1.07%
-----------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class C Shares
Year ended 7/31/01                           (0.44)      $10.01          9.98%        $    531          1.71%
Year ended 7/31/02(i)                        (0.29)      $10.36          6.53%        $  2,623          1.89%
Year ended 7/31/03                           (0.36)      $10.22          2.12%        $ 10,006          1.80%
Year ended 7/31/04                           (0.31)      $10.05          1.41%        $  4,255          1.77%
Year ended 7/31/05                           (0.18)      $10.01          1.39%        $  2,844          1.82%
-----------------------------------------------------------------------------------------------------------------


                                                         Ratios/Supplemental Data
                                          ---------------------------------------------------

                                                                Ratios of
                                            Ratios of Net        Expenses
                                              Investment            to
                                                Income            Average          Portfolio
                                              to Average            Net            Turnover
                                              Net Assets         Assets (a)         Rate (b)
----------------------------------------------------------------------------------------------
Short Term Bond Fund Institutional Shares
Year ended 12/31/00                               6.03%             0.74%              73%
1/1/01 to 7/31/01(h)                              4.48%**           0.75%**            56%
Year ended 7/31/02                                4.02%             0.76%             111%
Year ended 7/31/03                                2.59%             0.76%              72%
Year ended 7/31/04                                1.96%             0.77%              90%
Year ended 7/31/05                                2.35%             0.77%              68%
----------------------------------------------------------------------------------------------
Short Term Bond Fund Class A Shares
Year ended 12/31/00                               5.88%             0.99%              73%
1/1/01 to 7/31/01(h)                              4.22%**           1.00%**            56%
Year ended 7/31/02                                3.71%             1.01%             111%
Year ended 7/31/03                                2.39%             1.01%              72%
Year ended 7/31/04                                1.81%             1.02%              90%
Year ended 7/31/05                                2.10%             1.02%              68%
----------------------------------------------------------------------------------------------
Short Term Bond Fund Class C Shares
8/1/03 (d)to 7/31/04                              0.97%**           1.77%**            90%
Year ended 7/31/05                                1.34%             1.77%              68%
----------------------------------------------------------------------------------------------
U.S. Government Bond Fund Institutional
  Shares
Year ended 7/31/01                                5.20%             0.98%              77%
Year ended 7/31/02(i)                             4.02%             1.02%             180%
Year ended 7/31/03                                2.88%             0.92%             304%
Year ended 7/31/04                                2.35%             0.91%             180%
Year ended 7/31/05                                2.91%             0.97%             100%
----------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class A Shares
Year ended 7/31/01                                4.93%             1.24%              77%
Year ended 7/31/02(i)                             3.70%             1.28%             180%
Year ended 7/31/03                                2.61%             1.17%             304%
Year ended 7/31/04                                2.10%             1.16%             180%
Year ended 7/31/05                                2.67%             1.22%             100%
----------------------------------------------------------------------------------------------
U.S. Government Bond Fund Class C Shares
Year ended 7/31/01                                4.17%             2.05%              77%
Year ended 7/31/02(i)                             2.86%             2.03%             180%
Year ended 7/31/03                                1.77%             1.91%             304%
Year ended 7/31/04                                1.34%             1.91%             180%
Year ended 7/31/05                                1.91%             1.97%             100%
----------------------------------------------------------------------------------------------

                        See notes to financial highlights


                                    180 & 181

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                           Change in Net Assets                          Less Dividends and
                                                         Resulting from Operations                       Distributions from
                                                       -----------------------------                  ------------------------
                                                                       Net Realized
                                                                           and
                                                                        Unrealized     Change in
                                           Net Asset                  Gains/(Losses)   Net Assets
                                             Value,         Net            from         Resulting       Net          Net
                                           Beginning    Investment       Investment       from       Investment   Realized
                                           of Period   Income/(Loss)   Transactions    Operations      Income       Gains
------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Institutional Shares
Year ended 12/31/00                           $ 9.95       0.47           0.73             1.20          (0.47)          --
1/1/01 to 7/31/01(j)                          $10.68       0.26           0.12             0.38          (0.26)       (0.05)
Year ended 7/31/02                            $10.75       0.43           0.24             0.67          (0.43)       (0.25)
Year ended 7/31/03                            $10.74       0.43@         (0.09)            0.34          (0.43)       (0.16)
Year ended 7/31/04                            $10.49       0.43@          0.08             0.51          (0.43)       (0.17)
Year ended 7/31/05                            $10.40       0.40           0.06             0.46          (0.40)       (0.39)
------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class A Shares
Year ended 12/31/00                           $ 9.98       0.44           0.73             1.17          (0.44)          --
1/1/01 to 7/31/01(j)                          $10.71       0.26           0.11             0.37          (0.25)       (0.05)
Year ended 7/31/02                            $10.78       0.40           0.25             0.65          (0.41)       (0.25)
Year ended 7/31/03                            $10.77       0.40@         (0.07)            0.33          (0.40)       (0.16)
Year ended 7/31/04                            $10.54       0.40@          0.06             0.46          (0.40)       (0.17)
Year ended 7/31/05                            $10.43       0.38           0.06             0.44          (0.37)       (0.39)
------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class B Shares
10/29/01(d)to 7/31/02                         $10.87       0.25           0.09             0.34          (0.25)       (0.25)
Year ended 7/31/03                            $10.71       0.32@         (0.07)            0.25          (0.33)       (0.16)
Year ended 7/31/04                            $10.47       0.32@          0.07             0.39          (0.32)       (0.17)
Year ended 7/31/05                            $10.37       0.29           0.06             0.35          (0.29)       (0.39)
------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class C Shares
10/29/01(d)to 7/31/02                         $10.87       0.25           0.10             0.35          (0.25)       (0.25)
Year ended 7/31/03                            $10.72       0.32@         (0.07)            0.25          (0.33)       (0.16)
Year ended 7/31/04                            $10.48       0.32@          0.07             0.39          (0.32)       (0.17)
Year ended 7/31/05                            $10.38       0.31           0.04             0.35          (0.29)       (0.39)
------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Advisor Shares
10/29/01(d)to 7/31/02                         $10.87       0.28           0.13             0.41          (0.30)       (0.25)
Year ended 7/31/03                            $10.73       0.38@         (0.08)            0.30          (0.38)       (0.16)
Year ended 7/31/04                            $10.49       0.38@          0.06             0.44          (0.37)       (0.17)
Year ended 7/31/05                            $10.39       0.34           0.06             0.40          (0.34)       (0.39)
------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
  Institutional Shares
Year ended 12/31/00                           $10.20       0.46           0.43             0.89          (0.46)          --
1/1/01 to 7/31/01(k)                          $10.63       0.27           0.16             0.43          (0.26)       (0.02)
Year ended 7/31/02                            $10.78       0.38           0.25             0.63          (0.38)       (0.24)
Year ended 7/31/03                            $10.79       0.37@         (0.09)            0.28          (0.36)       (0.07)
Year ended 7/31/04                            $10.64       0.37          (0.03)            0.34          (0.36)       (0.09)
Year ended 7/31/05                            $10.53       0.37          (0.07)            0.30          (0.42)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
  Class A Shares
Year ended 12/31/00                           $10.20       0.44           0.43             0.87          (0.44)          --
1/1/01 to 7/31/01(k)                          $10.63       0.25           0.16             0.41          (0.24)       (0.02)
Year ended 7/31/02                            $10.78       0.36           0.24             0.60          (0.35)       (0.24)
Year ended 7/31/03                            $10.79       0.34@         (0.07)            0.27          (0.34)       (0.07)
Year ended 7/31/04                            $10.65       0.34          (0.02)            0.32          (0.34)       (0.09)
Year ended 7/31/05                            $10.54       0.33          (0.07)            0.26          (0.39)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
  Class B Shares
10/29/01(d)to 7/31/02                         $10.67       0.21           0.11             0.32          (0.21)          --
Year ended 7/31/03                            $10.78       0.26@         (0.08)            0.18          (0.26)       (0.07)
Year ended 7/31/04                            $10.63       0.30          (0.03)            0.27          (0.30)       (0.09)
Year ended 7/31/05                            $10.51       0.34          (0.07)            0.27          (0.39)       (0.08)
------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
 Class C Shares
10/29/01(d)to 7/31/02                         $10.67       0.19           0.13             0.32          (0.21)          --
Year ended 7/31/03                            $10.78       0.26@         (0.08)            0.18          (0.26)       (0.07)
Year ended 7/31/04                            $10.63       0.28          (0.04)            0.24          (0.25)       (0.09)
Year ended 7/31/05                            $10.53       0.24          (0.05)            0.19          (0.31)       (0.08)
------------------------------------------------------------------------------------------------------------------------------


                                                                                      Ratios/Supplemental Data
                                                                                   ----------------------------

                                                                                                   Ratios of
                                                        Net           Total          Net            Expenses
                                            Total      Asset         Return         Assets,            to
                                          Dividends    Value,       (excludes       End of          Average
                                            and        End of         sales         Period             Net
                                        Distributions  Period        charge)        (000's)          Assets
---------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Institutional
  Shares
Year ended 12/31/00                        (0.47)      $10.68         12.40%        $135,184          0.78%
1/1/01 to 7/31/01(j)                       (0.31)      $10.75          3.66%*       $125,382          0.79%**
Year ended 7/31/02                         (0.68)      $10.74          6.57%        $104,209          0.79%
Year ended 7/31/03                         (0.59)      $10.49          3.18%        $ 74,347          0.79%
Year ended 7/31/04                         (0.60)      $10.40          4.84%        $ 57,638          0.79%
Year ended 7/31/05                         (0.79)      $10.07          4.53%        $ 49,802          0.78%
---------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class A Shares
Year ended 12/31/00                        (0.44)      $10.71         11.97%        $  1,479          1.03%
1/1/01 to 7/31/01(j)                       (0.30)      $10.78          3.58%*       $  1,114          1.04%**
Year ended 7/31/02                         (0.66)      $10.77          6.31%        $  1,498          1.04%
Year ended 7/31/03                         (0.56)      $10.54          3.05%        $  1,906          1.04%
Year ended 7/31/04                         (0.57)      $10.43          4.35%        $  2,462          1.04%
Year ended 7/31/05                         (0.76)      $10.11          4.35%        $  1,637          1.03%
---------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class B Shares
10/29/01(d)to 7/31/02                      (0.50)      $10.71          3.36%*       $    511          1.80%**
Year ended 7/31/03                         (0.49)      $10.47          2.26%        $  1,205          1.79%
Year ended 7/31/04                         (0.49)      $10.37          3.71%        $  1,528          1.79%
Year ended 7/31/05                         (0.68)      $10.04          3.50%        $  1,479          1.78%
---------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Class C Shares
10/29/01(d)to 7/31/02                      (0.50)      $10.72          3.42%*       $    210          1.80%**
Year ended 7/31/03                         (0.49)      $10.48          2.31%        $    548          1.79%
Year ended 7/31/04                         (0.49)      $10.38          3.71%        $    363          1.79%
Year ended 7/31/05                         (0.68)      $10.05          3.45%        $    179          1.78%
---------------------------------------------------------------------------------------------------------------
Municipal Bond Fund Advisor Shares
10/29/01(d)to 7/31/02                      (0.55)      $10.73          3.99%*       $    174          1.30%**
Year ended 7/31/03                         (0.54)      $10.49          2.76%        $    382          1.29%
Year ended 7/31/04                         (0.54)      $10.39          4.22%        $    433          1.29%
Year ended 7/31/05                         (0.73)      $10.06          4.01%        $    378          1.28%
---------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
  Institutional Shares
Year ended 12/31/00                        (0.46)      $10.63          8.99%        $256,926          0.72%
1/1/01 to 7/31/01(k)                       (0.28)      $10.78          4.06%*       $237,929          0.74%**
Year ended 7/31/02                         (0.62)      $10.79          6.00%        $346,386          0.73%
Year ended 7/31/03                         (0.43)      $10.64          2.64%        $304,754          0.73%
Year ended 7/31/04                         (0.45)      $10.53          3.27%        $255,026          0.73%
Year ended 7/31/05                         (0.50)      $10.33          2.83%        $205,078          0.70%
---------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
  Class A Shares
Year ended 12/31/00                        (0.44)      $10.63          8.72%        $  2,989          0.97%
1/1/01 to 7/31/01(k)                       (0.26)      $10.78          3.91%*       $  5,204          0.99%**
Year ended 7/31/02                         (0.59)      $10.79          5.74%        $  4,445          0.98%
Year ended 7/31/03                         (0.41)      $10.65          2.48%        $  4,317          0.98%
Year ended 7/31/04                         (0.43)      $10.54          3.03%        $  4,479          0.98%
Year ended 7/31/05                         (0.47)      $10.33          2.44%        $  3,064          0.95%
---------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
  Class B Shares
10/29/01(d)to 7/31/02                      (0.21)      $10.78          3.02%*       $    303          1.74%**
Year ended 7/31/03                         (0.33)      $10.63          1.67%        $  1,066          1.73%
Year ended 7/31/04                         (0.39)      $10.51          2.54%        $  1,269          1.44%
Year ended 7/31/05                         (0.47)      $10.31          2.54%        $    987          0.95%
---------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
 Class C Shares
10/29/01(d)to 7/31/02                      (0.21)      $10.78          3.03%*       $    528          1.74%**
Year ended 7/31/03                         (0.33)      $10.63          1.64%        $    973          1.73%
Year ended 7/31/04                         (0.34)      $10.53          2.29%        $    366          1.73%
Year ended 7/31/05                         (0.39)      $10.33          1.76%        $    157          1.69%
---------------------------------------------------------------------------------------------------------------


                                                    Ratios/Supplemental Data
                                      ---------------------------------------------------

                                                            Ratios of
                                        Ratios of Net        Expenses
                                          Investment            to
                                            Income            Average          Portfolio
                                          to Average            Net            Turnover
                                          Net Assets         Assets (a)         Rate (b)
------------------------------------------------------------------------------------------
Municipal Bond Fund Institutional
  Shares
Year ended 12/31/00                           4.61%             0.79%             119%
1/1/01 to 7/31/01(j)                          4.21%**           0.81%**            89%
Year ended 7/31/02                            4.06%             0.89%              97%
Year ended 7/31/03                            3.98%             0.93%              21%
Year ended 7/31/04                            4.05%             0.98%              35%
Year ended 7/31/05                            3.86%             1.04%              27%
------------------------------------------------------------------------------------------
Municipal Bond Fund Class A Shares
Year ended 12/31/00                           4.36%             1.04%             119%
1/1/01 to 7/31/01(j)                          3.98%**           1.06%**            89%
Year ended 7/31/02                            3.83%             1.14%              97%
Year ended 7/31/03                            3.71%             1.18%              21%
Year ended 7/31/04                            3.81%             1.24%              35%
Year ended 7/31/05                            3.63%             1.29%              27%
------------------------------------------------------------------------------------------
Municipal Bond Fund Class B Shares
10/29/01(d)to 7/31/02                         3.08%**           1.96%**            97%
Year ended 7/31/03                            2.97%             1.92%              21%
Year ended 7/31/04                            3.06%             1.99%              35%
Year ended 7/31/05                            2.85%             2.04%              27%
------------------------------------------------------------------------------------------
Municipal Bond Fund Class C Shares
10/29/01(d)to 7/31/02                         3.10%**           1.94%**            97%
Year ended 7/31/03                            2.98%             1.93%              21%
Year ended 7/31/04                            3.05%             1.98%              35%
Year ended 7/31/05                            2.91%             2.03%              27%
------------------------------------------------------------------------------------------
Municipal Bond Fund Advisor Shares
10/29/01(d)to 7/31/02                         3.57%**           1.50%**            97%
Year ended 7/31/03                            3.47%             1.43%              21%
Year ended 7/31/04                            3.56%             1.49%              35%
Year ended 7/31/05                            3.36%             1.54%              27%
------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
  Institutional Shares
Year ended 12/31/00                           4.43%             0.73%              59%
1/1/01 to 7/31/01(k)                          4.29%**           0.74%**            36%
Year ended 7/31/02                            3.56%             0.83%              86%
Year ended 7/31/03                            3.36%             0.83%              85%
Year ended 7/31/04                            3.42%             0.84%              84%
Year ended 7/31/05                            3.45%             0.86%              30%
------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
  Class A Shares
Year ended 12/31/00                           4.18%             0.98%              59%
1/1/01 to 7/31/01(k)                          3.96%**           1.00%**            36%
Year ended 7/31/02                            3.32%             1.07%              86%
Year ended 7/31/03                            3.10%             1.08%              85%
Year ended 7/31/04                            3.17%             1.09%              84%
Year ended 7/31/05                            3.20%             1.10%              30%
------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
  Class B Shares
10/29/01(d)to 7/31/02                         2.41%**           1.87%**            86%
Year ended 7/31/03                            2.35%             1.83%              85%
Year ended 7/31/04                            2.71%             1.84%              84%
Year ended 7/31/05                            3.20%             1.86%              30%
------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund
 Class C Shares
10/29/01(d)to 7/31/02                         2.08%**           1.87%**            86%
Year ended 7/31/03                            2.35%             1.83%              85%
Year ended 7/31/04                            2.42%             1.83%              84%
Year ended 7/31/05                            2.45%             1.85%              30%
------------------------------------------------------------------------------------------

                        See notes to financial highlights


                                    182 & 183

Fifth Third Funds
Financial Highlights
(For a share of beneficial interest outstanding throughout each period)

                                                           Change in Net Assets                          Less Dividends and
                                                         Resulting from Operations                       Distributions from
                                                       -----------------------------                  ------------------------
                                                                       Net Realized
                                                                           and
                                                                        Unrealized     Change in
                                           Net Asset                  Gains/(Losses)   Net Assets
                                             Value,         Net            from         Resulting       Net          Net
                                           Beginning    Investment       Investment       from       Investment   Realized
                                           of Period       Income      Transactions    Operations      Income       Gains
------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Institutional
  Shares
Year ended 7/31/01                            $ 9.88       0.41            0.39            0.80          (0.41)          --
Year ended 7/31/02(l)                         $10.27       0.39            0.20            0.59          (0.38)          --
Year ended 7/31/03                            $10.48       0.37           (0.09)           0.28          (0.37)          --
Year ended 7/31/04                            $10.39       0.36            0.02            0.38          (0.35)       (0.03)
Year ended 7/31/05                            $10.39       0.36           (0.09)           0.27          (0.35)       (0.07)
------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class A
  Shares
Year ended 7/31/01                            $ 9.89       0.39            0.39            0.78          (0.39)          --
Year ended 7/31/02(l)                         $10.28       0.36            0.19            0.55          (0.35)          --
Year ended 7/31/03                            $10.48       0.35           (0.10)           0.25          (0.34)          --
Year ended 7/31/04                            $10.39       0.33            0.03            0.36          (0.33)       (0.03)
Year ended 7/31/05                            $10.39       0.33           (0.08)           0.25          (0.32)       (0.07)
------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class B
  Shares
10/11/00(d)to 7/31/01                         $ 9.90       0.30            0.20            0.50          (0.30)          --
Year ended 7/31/02(l)                         $10.10       0.28            0.19            0.47          (0.28)          --
Year ended 7/31/03                            $10.29       0.27           (0.10)           0.17          (0.27)          --
Year ended 7/31/04                            $10.19       0.24            0.03            0.27          (0.25)       (0.03)
Year ended 7/31/05                            $10.18       0.25           (0.08)           0.17          (0.25)       (0.07)
------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class C
  Shares
Year ended 7/31/01                            $ 9.87       0.33            0.38            0.71          (0.33)          --
Year ended 7/31/02(l)                         $10.25       0.28            0.19            0.47          (0.28)          --
Year ended 7/31/03                            $10.44       0.26           (0.09)           0.17          (0.26)          --
Year ended 7/31/04                            $10.35       0.26            0.02            0.28          (0.25)       (0.03)
Year ended 7/31/05                            $10.35       0.25           (0.09)           0.16          (0.24)       (0.07)
------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Institutional Shares
Year ended 12/31/00                           $ 9.93       0.43            0.18            0.61          (0.43)       (0.01)
1/1/01 to 7/31/01(m)                          $10.10       0.24            0.16            0.40          (0.24)       (0.01)
Year ended 7/31/02                            $10.25       0.38            0.19            0.57          (0.38)       (0.05)
Year ended 7/31/03                            $10.39       0.31           (0.05)           0.26          (0.31)       (0.03)
Year ended 7/31/04                            $10.31       0.28           (0.13)           0.15          (0.28)       (0.01)
Year ended 7/31/05                            $10.17       0.28           (0.13)           0.15          (0.28)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Class A Shares
Year ended 12/31/00                           $ 9.92       0.41            0.18            0.59          (0.41)       (0.01)
1/1/01 to 7/31/01(m)                          $10.09       0.23            0.16            0.39          (0.23)       (0.01)
Year ended 7/31/02                            $10.24       0.36            0.19            0.55          (0.36)       (0.05)
Year ended 7/31/03                            $10.38       0.30           (0.05)           0.25          (0.30)       (0.03)
Year ended 7/31/04                            $10.30       0.27           (0.13)           0.14          (0.27)       (0.01)
Year ended 7/31/05                            $10.16       0.26           (0.13)           0.13          (0.26)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Class B Shares
10/29/01(d)to 7/31/02                         $10.35       0.21            0.08            0.29          (0.21)       (0.05)
Year ended 7/31/03                            $10.38       0.21           (0.05)           0.16          (0.21)       (0.03)
Year ended 7/31/04                            $10.30       0.18           (0.13)           0.05          (0.18)       (0.01)
Year ended 7/31/05                            $10.16       0.17           (0.13)           0.04          (0.17)       (0.01)
------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Class C Shares
10/29/01(d)to 7/31/02                         $10.35       0.19            0.10            0.29          (0.21)       (0.05)
Year ended 7/31/03                            $10.38       0.21           (0.06)           0.15          (0.21)       (0.03)
Year ended 7/31/04                            $10.29       0.19           (0.13)           0.06          (0.18)       (0.01)
Year ended 7/31/05                            $10.16       0.18           (0.14)           0.04          (0.17)       (0.01)
------------------------------------------------------------------------------------------------------------------------------


                                                                                      Ratios/Supplemental Data
                                                                                    -----------------------------

                                                                                                    Ratios of
                                                         Net           Total          Net            Expenses
                                             Total      Asset         Return         Assets,            to
                                           Dividends    Value,       (excludes       End of          Average
                                             and        End of         sales         Period             Net
                                         Distributions  Period        charge)        (000's)          Assets
-----------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Institutional
  Shares
Year ended 7/31/01                          (0.41)      $10.27          8.28%        $166,802          0.76%
Year ended 7/31/02(l)                       (0.38)      $10.48          5.86%        $169,455          0.86%
Year ended 7/31/03                          (0.37)      $10.39          2.65%        $151,478          0.77%
Year ended 7/31/04                          (0.38)      $10.39          3.66%        $126,343          0.78%
Year ended 7/31/05                          (0.42)      $10.24          2.61%        $104,554          0.79%
-----------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class A
  Shares
Year ended 7/31/01                          (0.39)      $10.28          8.04%        $ 14,516          1.01%
Year ended 7/31/02(l)                       (0.35)      $10.48          5.50%        $ 18,638          1.11%
Year ended 7/31/03                          (0.34)      $10.39          2.39%        $ 25,177          1.02%
Year ended 7/31/04                          (0.36)      $10.39          3.40%        $ 26,962          1.03%
Year ended 7/31/05                          (0.39)      $10.25          2.36%        $ 27,870          1.04%
-----------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class B
  Shares
10/11/00(d)to 7/31/01                       (0.30)      $10.10          5.17%*       $    898          1.78%**
Year ended 7/31/02(l)                       (0.28)      $10.29          4.76%        $  2,732          1.87%
Year ended 7/31/03                          (0.27)      $10.19          1.59%        $  5,101          1.76%
Year ended 7/31/04                          (0.28)      $10.18          2.62%        $  4,714          1.78%
Year ended 7/31/05                          (0.32)      $10.03          1.66%        $  4,279          1.79%
-----------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class C
  Shares
Year ended 7/31/01                          (0.33)      $10.25          7.31%        $  1,516          1.72%
Year ended 7/31/02(l)                       (0.28)      $10.44          4.71%        $  3,746          1.88%
Year ended 7/31/03                          (0.26)      $10.35          1.65%        $  6,395          1.77%
Year ended 7/31/04                          (0.28)      $10.35          2.65%        $  4,328          1.78%
Year ended 7/31/05                          (0.31)      $10.20          1.60%        $  3,820          1.79%
-----------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Institutional Shares
Year ended 12/31/00                         (0.44)      $10.10          6.31%        $ 87,926          0.68%
1/1/01 to 7/31/01(m)                        (0.25)      $10.25          4.01%*       $ 80,556          0.69%**
Year ended 7/31/02                          (0.43)      $10.39          5.65%        $ 96,269          0.69%
Year ended 7/31/03                          (0.34)      $10.31          2.70%        $118,867          0.69%
Year ended 7/31/04                          (0.29)      $10.17          1.43%        $105,361          0.69%
Year ended 7/31/05                          (0.29)      $10.03          1.49%        $ 74,099          0.68%
-----------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Class A Shares
Year ended 12/31/00                         (0.42)      $10.09          6.05%        $  3,629          0.83%
1/1/01 to 7/31/01(m)                        (0.24)      $10.24          4.02%*       $  3,569          0.84%**
Year ended 7/31/02                          (0.41)      $10.38          5.51%        $  3,575          0.84%
Year ended 7/31/03                          (0.33)      $10.30          2.45%        $  8,006          0.84%
Year ended 7/31/04                          (0.28)      $10.16          1.37%        $  7,294          0.84%
Year ended 7/31/05                          (0.27)      $10.02          1.33%        $  4,713          0.83%
-----------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Class B Shares
10/29/01(d)to 7/31/02                       (0.26)      $10.38          2.82%*       $    374          1.70%**
Year ended 7/31/03                          (0.24)      $10.30          1.70%        $  2,010          1.69%
Year ended 7/31/04                          (0.19)      $10.16          0.43%        $  1,574          1.69%
Year ended 7/31/05                          (0.18)      $10.02          0.46%        $  1,175          1.68%
-----------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Class C Shares
10/29/01(d)to 7/31/02                       (0.26)      $10.38          2.89%*       $    795          1.70%**
Year ended 7/31/03                          (0.24)      $10.29          1.60%        $  3,967          1.69%
Year ended 7/31/04                          (0.19)      $10.16          0.48%        $  1,794          1.69%
Year ended 7/31/05                          (0.18)      $10.02          0.43%        $    449          1.68%
-----------------------------------------------------------------------------------------------------------------


                                                      Ratios/Supplemental Data
                                         --------------------------------------------------

                                                              Ratios of
                                          Ratios of Net        Expenses
                                            Investment            to
                                              Income            Average          Portfolio
                                            to Average            Net            Turnover
                                            Net Assets         Assets (a)         Rate (b)
--------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Institutional
  Shares
Year ended 7/31/01                            4.09%             0.82%              26%
Year ended 7/31/02(l)                         3.80%             0.91%              28%
Year ended 7/31/03                            3.49%             0.85%              20%
Year ended 7/31/04                            3.39%             0.86%              15%
Year ended 7/31/05                            3.37%             0.87%               6%
------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class A
  Shares
Year ended 7/31/01                            3.83%             1.07%              26%
Year ended 7/31/02(l)                         3.53%             1.17%              28%
Year ended 7/31/03                            3.23%             1.10%              20%
Year ended 7/31/04                            3.14%             1.11%              15%
Year ended 7/31/05                            3.13%             1.12%               6%
------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class B
  Shares
10/11/00(d)to 7/31/01                         2.99%**           1.84%**            26%
Year ended 7/31/02(l)                         2.72%             1.93%              28%
Year ended 7/31/03                            2.48%             1.84%              20%
Year ended 7/31/04                            2.39%             1.86%              15%
Year ended 7/31/05                            2.37%             1.87%               6%
------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund Class C
  Shares
Year ended 7/31/01                            3.12%             1.89%              26%
Year ended 7/31/02(l)                         2.72%             1.94%              28%
Year ended 7/31/03                            2.48%             1.85%              20%
Year ended 7/31/04                            2.39%             1.86%              15%
Year ended 7/31/05                            2.37%             1.87%               6%
------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Institutional Shares
Year ended 12/31/00                           4.17%             0.69%              36%
1/1/01 to 7/31/01(m)                          4.00%**           0.71%**            19%
Year ended 7/31/02                            3.64%             0.78%              25%
Year ended 7/31/03                            3.02%             0.77%              12%
Year ended 7/31/04                            2.75%             0.78%              21%
Year ended 7/31/05                            2.70%             0.80%               3%
------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Class A Shares
Year ended 12/31/00                           4.01%             0.94%              36%
1/1/01 to 7/31/01(m)                          3.85%**           0.96%**            19%
Year ended 7/31/02                            3.49%             1.03%              25%
Year ended 7/31/03                            2.84%             1.02%              12%
Year ended 7/31/04                            2.60%             1.03%              21%
Year ended 7/31/05                            2.55%             1.05%               3%
------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Class B Shares
10/29/01(d)to 7/31/02                         2.48%**           1.84%**            25%
Year ended 7/31/03                            1.95%             1.76%              12%
Year ended 7/31/04                            1.76%             1.78%              21%
Year ended 7/31/05                            1.71%             1.80%               3%
------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund
  Class C Shares
10/29/01(d)to 7/31/02                         2.47%**           1.82%**            25%
Year ended 7/31/03                            1.97%             1.77%              12%
Year ended 7/31/04                            1.76%             1.78%              21%
Year ended 7/31/05                            1.69%             1.80%               3%
------------------------------------------------------------------------------------------

                        See notes to financial highlights


                                    184 & 185

Fifth Third Funds

Notes to Financial Highlights
--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)   The Fund changed its fiscal year end to July 31 from December 31.

(d)   Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Balanced Fund, Institutional, Class A, Class B, Class C and Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%, 0.75% to 0.86%, 0.09% to 0.10%,
      0.10% to 0.11% and 0.47% to 0.55%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortiz- ing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87% and 4.95% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortiz- ing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.97% to 4.52% and 4.70% to 4.26%, respectively. Per share, ratios and supple- mental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortiz- ing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.93% to 4.48% and 4.67% to 4.22%, respectively. Per share, ratios and supple- mental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%, 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21% and 3.97% to 3.98%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29% and 3.92% to 3.96%, respectively. Per share, ratios and supple- mental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%, 3.50% to 3.53%, 2.69% to 2.72% and 2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.99% to 4.00% and 3.84% to 3.85%, respectively. Per share, ratios and supple- mental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.

^     Amount is less than $0.005 per share.

*     Not annualized.

**    Annualized.

#     Represents income or gains/(losses) from affiliates.

@     Average shares method used in calculation.

                        See notes to financial statements

                         Report of Independent Registered Public Accounting Firm

--------------------------------------------------------------------------------

To the Shareholders and
Trustees of Fifth Third Funds:

In our opinion, the accompanying statements of assets and liabilities, including schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Small Cap Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third Balanced Fund, Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive Fund(SM), Fifth Third LifeModel Moderately Aggressive Fund(SM), Fifth Third LifeModel Moderate Fund(SM), Fifth Third LifeModel Moderately Conservative Fund(SM), Fifth Third LifeModel Conservative Fund(SM), Fifth Third Strategic Income Fund, Fifth Third Select Stock Fund, Fifth Third Technology Fund, Fifth Third International Equity Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, and Fifth Third Michigan Municipal Bond Fund (separate portfolios constituting Fifth Third Funds, hereafter referred to as the "Funds") at July 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods in the four years then ended, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.The financial highlights of the Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Balanced Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Select Stock Fund, Fifth Third Technology Fund, Fifth Third International Equity Fund, Fifth Third U.S. Government Bond Fund and Fifth Third Ohio Municipal Bond Fund for the periods ended July 31, 2001 and prior were audited by other auditors who have ceased operations.Those independent auditors expressed an unqualified opinion on those statements in their report dated September 7, 2001. The financial highlights of the Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, and Fifth Third Michigan Municipal Bond Fund for the periods ended July 31, 2001 and prior were audited by other auditors who have ceased operations.Those independent auditors expressed an unqualified opinion on those statements in their report dated September 4, 2001.The financial highlights of Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund and Fifth Third Strategic Income Fund for the periods ended December 31, 2001 and prior were audited by other independent auditors.Those independent auditors expressed an unqualified opinion on those statements in their report dated February 22, 2002.


PricewaterhouseCoopers LLP
Columbus, Ohio
September 28, 2005

Fifth Third Funds
Supplemental Information (unaudited)
--------------------------------------------------------------------------------

                          FIFTH THIRD FUNDS MANAGEMENT^

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following.The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                              Independent Trustees
                              --------------------

                                                                                               Number of
                                                                                               Portfolios
                          Position(s)        Term of                                            in Fund
                              Held         Office and                                           Complex
    Name and                with the        Length of    Principal Occupation(s)               Overseen by   Other Directorships
 Date of Birth               Funds         Time Served   During the Past 5 Years                 Trustee       Held by Trustee
 -------------               -----         -----------   -----------------------                 -------       ---------------
David J. Durham             Trustee        Indefinite,   President and Chief                        35               None
Date of Birth: 5/10/1945                   June 2001-    Executive Officer of Clipper
                                             Present     Products, Inc., a wholesale
                                                         distributor, 1997-Present.

J. Joseph Hale Jr.          Trustee        Indefinite,   Vice President and Chief                   35        Trustee for Hanover
Date of Birth: 9/11/1949                   March 2001-   Communications Officer,                               College, National
                                             Present     Cinergy Corp., September                             Underground Freedom
                                                         2004-Present. President,                            Center, The  Cincinnati
                                                         Cinergy Foundation,                                   Zoo, The Ohio  Arts
                                                         November 2001-Present.                              Council, The Cincinnati
                                                         President, Cinergy Corp.,                            Parks Foundation and
                                                         Cincinnati Gas & Electric Co.,                       Playhouse in the Park.
                                                         The Union Light Heat & Power
                                                         Co., July 2000-October 2001.
                                                         Vice President, Corporate
                                                         Communications,August 1996-
                                                         June 2000.

John E. Jaymont             Trustee        Indefinite,   AVP, PIANKO, Feb. 2002-                    35             Printing
Date of Birth: 12/5/1944                  October 2001-  Present. Business                                       Industries of
                                             Present     Management Consultant,April                          America:Web Offset
                                                         2000-February 2002. President,                     Assoc., Director; Master
                                                         Metroweb Corp. (publications                        Printers of America,
                                                         printing) 1997-2000.                                      Director.

David J. Gruber             Trustee        Indefinite,   Resources Global Professionals,            35               None
Date of Birth: 8/19/1963                 December 2003-  Project Professional, December
                                             Present     2004-Present. Ohio Arts & Sports
                                                         Facilities Commission (state funding
                                                         oversight agency), CFO,April 2003-
                                                         December 2004. Ohio Expositions
                                                         Commission (state fair and expo
                                                         center), Finance Director, April
                                                         1996-March 2003.

                                                         Interested Trustee
                                                         ------------------

Edward Burke Carey*         Chairman     Indefinite,     Carey Realty Investments, Inc.             35       The Foundation of the
Date of Birth: 7/2/1945     -Board      January 1989-    (real estate development and                         Catholic Diocese of
                           of Trustees     Present       consulting), President, 1990-Present.                 Columbus-Trustee
                                                                                                            Canisius College-Trustee

------------------------
^ Additional disclosures can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.

* Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his past business transactions with Fifth Third Bank and its affiliates.

                                                               Fifth Third Funds
                                 Supplemental Information (unaudited), continued
--------------------------------------------------------------------------------

                                    Officers
                                    --------

   Name and                          Position(s) Held            Term of Office and      Principal Occupation(s)
 Date of Birth                        with the Funds           Length of Time Served     During the Past 5 Years
 -------------                        --------------           ---------------------     -----------------------
Bryan C. Haft                           President                     Indefinite,        Employee of BISYS Fund
Date of Birth: 1/23/65                                                June 2005-         Services Limited Partnership
                                                                        Present          since 1992.

Russell D. Ungerman                  Vice President                   Indefinite,        Assistant Vice President of Fifth
Date of Birth: 2/9/1971                                             September 2002-      Third Bank since 1998.
                                                                        Present

Rodney L. Ruehle                  Anti-Money Laundering               Indefinite,        Employee of BISYS Fund
Date of Birth: 4/26/1968      and Chief Compliance Officer          September 2001-      Services Limited Partnership
                                                                        Present          since August 1995.

Alaina Metz                        Assistant Secretary                Indefinite,        Employee of BISYS Fund
Date of Birth: 4/4/1967                                             September 2004-      Services Limited Partnership
                                                                        Present          since 1995.

Steven D. Pierce                        Treasurer                     Indefinite,        Employee of BISYS Fund
Date of Birth: 11/12/1965                                             March 2005-        Services Limited Partnership
                                                                        Present          since April 1999.

Warren Leslie                      Assistant Secretary                Indefinite,        Employee of BISYS Fund
Date of Birth: 2/13/1962         and Assistant Treasurer            September 2001-      Services Limited Partnership
                                                                        Present          since May 1995.

Fifth Third Funds
Supplemental Information (unaudited), continued
--------------------------------------------------------------------------------

                           ADDITIONAL TAX INFORMATION

For the taxable year ended July 31, 2005, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

                                             Percentage
                                             ----------
Quality Growth Fund                             100%
Large Cap Core Fund                             100%
Equity Index Fund                               100%
Balanced Fund                                    80%
Micro Cap Value Fund                             26%
Small Cap Value Fund                              6%
Multi Cap Value Fund                            100%
Disciplined Large Cap Value Fund                 83%
LifeModel Aggressive Fund(SM)                    46%
LifeModel Moderately Aggressive Fund(SM)         21%
LifeModel Moderate Fund(SM)                      12%
LifeModel Moderately Conservative Fund(SM)       10%
LifeModel Conservative Fund(SM)                   4%
Strategic Income Fund                            37%

For the period ended July 31, 2005, certain dividends paid by the Funds are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

For the period ended July 31, 2005, the following Funds paid qualified dividend income of (Amounts in thousands):

                                                Amount
                                                ------
Quality Growth Fund                             $2,218
Large Cap Core Fund                              1,286
Equity Index Fund                                8,379
Balanced Fund                                    2,347
Micro Cap Value Fund                               893
Small Cap Value Fund                               399
Multi Cap Value Fund                             1,673
Disciplined Large Cap Value Fund                 8,901
LifeModel Aggressive Fund(SM)                      526
LifeModel Moderately Aggressive Fund(SM)           755
LifeModel Moderate Fund(SM)                      1,175
LifeModel Moderately Conservative Fund(SM)         230
LifeModel Conservative Fund(SM)                     82
Strategic Income Fund                            6,341
International Equity Fund                        7,950

The International Equity Fund may elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on July 31, 2005 are as follows:

                                       Foreign    Foreign
                                       Source       Tax
                                       Income      Expense
                                      --------    --------
International Equity Fund               $0.29      $0.02

If elected, the pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2005.These shareholders will receive more detailed information along with their 2005 Form 1099-DIV.

                                                               Fifth Third Funds
                                            Supplemental Information (Unaudited)

--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 through July 31, 2005.

Expenses

The table below provides information about actual account values and actual expenses.You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                          Expense               Expense
                                                        Beginning         Ending           Paid                   Ratio
                                                         Account          Account          During                During
                                                          Value            Value           Period*               Period
                                                          2/1/05          7/31/05    2/1/05 - 7/31/05        2/1/05 - 7/31/05
                                                          ------          -------    ----------------        ----------------
Small Cap Growth Fund     Institutional Shares          $1,000.00        $1,086.50         $ 5.28                 1.02%
                          Class A Shares                 1,000.00         1,085.10           6.57                 1.27%
                          Class B Shares                 1,000.00         1,080.80          10.42                 2.02%
                          Class C Shares                 1,000.00         1,080.70          10.42                 2.02%
                          Advisor Shares                 1,000.00         1,083.30           7.85                 1.52%

Mid Cap Growth Fund       Institutional Shares           1,000.00         1,113.20           5.71                 1.09%
                          Class A Shares                 1,000.00         1,112.00           7.02                 1.34%
                          Class B Shares                 1,000.00         1,108.20          10.92                 2.09%
                          Class C Shares                 1,000.00         1,107.70          10.92                 2.09%
                          Advisor Shares                 1,000.00         1,110.60           8.32                 1.59%

Quality Growth Fund       Institutional Shares           1,000.00         1,085.70           5.69                 1.10%
                          Class A Shares                 1,000.00         1,084.40           6.98                 1.35%
                          Class B Shares                 1,000.00         1,080.20          10.83                 2.10%
                          Class C Shares                 1,000.00         1,080.20          10.83                 2.10%
                          Advisor Shares                 1,000.00         1,083.10           8.21                 1.59%

Large Cap Core Fund       Institutional Shares           1,000.00         1,055.20           4.69                 0.92%
                          Class A Shares                 1,000.00         1,053.90           5.96                 1.17%
                          Class B Shares                 1,000.00         1,049.40           9.76                 1.92%
                          Class C Shares                 1,000.00         1,049.30           9.76                 1.92%

Equity Index Fund         Institutional Shares           1,000.00         1,053.40           0.97                 0.19%
                          Class A Shares                 1,000.00         1,052.30           2.24                 0.44%
                          Class B Shares                 1,000.00         1,048.80           6.05                 1.19%
                          Class C Shares                 1,000.00         1,048.70           6.04                 1.19%
                          Advisor Shares                 1,000.00         1,050.70           3.51                 0.69%
                          Select Shares                  1,000.00         1,053.10           1.37                 0.27%
                          Preferred Shares               1,000.00         1,052.70           1.73                 0.34%
                          Trust Shares                   1,000.00         1,052.20           2.24                 0.44%

Balanced Fund             Institutional Shares           1,000.00         1,022.00           5.11                 1.02%
                          Class A Shares                 1,000.00         1,020.80           6.36                 1.27%
                          Class B Shares                 1,000.00         1,017.30          10.10                 2.02%
                          Class C Shares                 1,000.00         1,017.30          10.10                 2.02%
                          Advisor Shares                 1,000.00         1,019.60           7.61                 1.52%

Micro Cap Value Fund      Institutional Shares           1,000.00         1,009.20           6.87                 1.38%
                          Class A Shares                 1,000.00         1,007.50           8.11                 1.63%
                          Class B Shares                 1,000.00         1,007.60           9.36                 1.88%
                          Class C Shares                 1,000.00         1,007.60           9.41                 1.89%
                          Advisor Shares                 1,000.00         1,007.50           8.51                 1.71%

--------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Fifth Third Funds
Supplemental Information (Unaudited), continued
--------------------------------------------------------------------------------

                                                                                                     Expense           Expense
                                                                          Beginning     Ending         Paid             Ratio
                                                                           Account     Account        During            During
                                                                            Value        Value        Period*           Period
                                                                           2/1/05       7/31/05   2/1/05 - 7/31/05  2/1/05 - 7/31/05
                                                                           ------       -------   ----------------  ----------------
Small Cap Value Fund                          Institutional Shares       $1,000.00     $1,141.60      $    6.16           1.16%
                                              Class A Shares              1,000.00      1,140.30           7.48           1.41%
                                              Class B Shares              1,000.00      1,136.10          11.39           2.15%
                                              Class C Shares              1,000.00      1,136.30          11.39           2.15%
                                              Advisor Shares              1,000.00      1,138.80           8.80           1.66%

Multi Cap Value Fund                          Institutional Shares        1,000.00      1,091.10           6.74           1.30%
                                              Class A Shares              1,000.00      1,089.90           8.03           1.55%
                                              Class B Shares              1,000.00      1,086.00          11.90           2.30%
                                              Class C Shares              1,000.00      1,085.70          11.89           2.30%
                                              Advisor Shares              1,000.00      1,089.00           9.32           1.80%

Disciplined Large Cap Value Fund              Institutional Shares        1,000.00      1,078.70           5.57           1.08%
                                              Class A Shares              1,000.00      1,077.50           6.85           1.33%
                                              Class B Shares              1,000.00      1,073.00          10.69           2.08%
                                              Class C Shares              1,000.00      1,073.50          10.69           2.08%

LifeModel Aggressive Fund(SM)                 Institutional Shares        1,000.00      1,083.30           0.41           0.08%
                                              Class A Shares              1,000.00      1,081.50           1.70           0.33%
                                              Class B Shares              1,000.00      1,077.30           5.56           1.08%
                                              Class C Shares              1,000.00      1,078.00           5.56           1.08%

LifeModel Moderately Aggressive Fund(SM)      Institutional Shares        1,000.00      1,066.60           0.41           0.08%
                                              Class A Shares              1,000.00      1,065.50           1.69           0.33%
                                              Class B Shares              1,000.00      1,061.10           5.52           1.08%
                                              Class C Shares              1,000.00      1,061.80           5.52           1.08%

LifeModel Moderate Fund(SM)                   Institutional Shares        1,000.00      1,051.40           0.41           0.08%
                                              Class A Shares              1,000.00      1,050.10           1.68           0.33%
                                              Class B Shares              1,000.00      1,045.60           5.48           1.08%
                                              Class C Shares              1,000.00      1,046.40           5.48           1.08%

LifeModel Moderately Conservative Fund(SM)    Institutional Shares        1,000.00      1,042.50           0.41           0.08%
                                              Class A Shares              1,000.00      1,041.20           1.67           0.33%
                                              Class B Shares              1,000.00      1,037.40           5.46           1.08%
                                              Class C Shares              1,000.00      1,037.40           5.46           1.08%

LifeModel Conservative Fund(SM)               Institutional Shares        1,000.00      1,027.60           0.40           0.08%
                                              Class A Shares              1,000.00      1,026.30           1.66           0.33%
                                              Class B Shares              1,000.00      1,022.60           5.42           1.08%
                                              Class C Shares              1,000.00      1,022.30           5.42           1.08%

Strategic Income Fund                         Institutional Shares        1,000.00      1,023.80           6.87           1.37%
                                              Class A Shares              1,000.00      1,022.60           8.12           1.62%
                                              Class B Shares              1,000.00      1,018.90          11.86           2.37%
                                              Class C Shares              1,000.00      1,019.00          11.86           2.37%
                                              Advisor Shares              1,000.00      1,021.40           9.37           1.87%

Dividend Growth Fund                          Institutional Shares        1,000.00      1,076.40           7.47           1.45%
                                              Class A Shares              1,000.00      1,075.60           8.75           1.70%
                                              Class B Shares              1,000.00      1,071.50          12.58           2.45%
                                              Class C Shares              1,000.00      1,071.40          12.58           2.45%

Technology Fund                               Institutional Shares        1,000.00      1,082.60           8.68           1.68%
                                              Class A Shares              1,000.00      1,081.40           9.96           1.93%
                                              Class B Shares              1,000.00      1,077.30          13.80           2.68%
                                              Class C Shares              1,000.00      1,078.70          13.71           2.66%
                                              Advisor Shares              1,000.00      1,079.90          11.19           2.17%

International Equity Fund                     Institutional Shares        1,000.00      1,028.60           6.79           1.35%
                                              Class A Shares              1,000.00      1,027.60           8.04           1.60%
                                              Class B Shares              1,000.00      1,023.00          11.79           2.35%
                                              Class C Shares              1,000.00      1,023.60          11.79           2.35%
                                              Advisor Shares              1,000.00      1,026.70           9.30           1.85%

---------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               Fifth Third Funds
                                 Supplemental Information (Unaudited), continued
--------------------------------------------------------------------------------

                                                                                                     Expense            Expense
                                                                     Beginning        Ending           Paid              Ratio
                                                                      Account        Account          During             During
                                                                       Value          Value           Period*            Period
                                                                      2/1/05        7/31/05       2/1/05 - 7/31/05  2/1/05 - 7/31/05
                                                                      ------        -------       ----------------  ----------------
Bond Fund                               Institutional Shares        $1,000.00      $1,007.10            $3.88           0.78%
                                        Class A Shares               1,000.00       1,006.80             5.13           1.03%
                                        Class B Shares               1,000.00       1,003.00             8.84           1.78%
                                        Class C Shares               1,000.00       1,002.90             8.84           1.78%
                                        Advisor Shares               1,000.00       1,005.40             6.36           1.28%

Intermediate Bond Fund                  Institutional Shares         1,000.00       1,004.30             3.78           0.76%
                                        Class A Shares               1,000.00       1,003.10             5.02           1.01%
                                        Class B Shares               1,000.00       1,003.10             5.02           1.01%
                                        Class C Shares               1,000.00       1,000.20             8.73           1.76%

Short Term Bond Fund                    Institutional Shares         1,000.00       1,005.40             3.63           0.73%
                                        Class A Shares               1,000.00       1,005.20             4.87           0.98%
                                        Class C Shares               1,000.00       1,001.20             8.58           1.73%

U.S. Government Bond Fund               Institutional Shares         1,000.00       1,005.30             4.28           0.86%
                                        Class A Shares               1,000.00       1,004.10             5.52           1.11%
                                        Class C Shares               1,000.00       1,000.40             9.23           1.86%

Municipal Bond Fund                     Institutional Shares         1,000.00       1,007.50             3.83           0.77%
                                        Class A Shares               1,000.00       1,006.20             5.07           1.02%
                                        Class B Shares               1,000.00       1,002.60             8.79           1.77%
                                        Class C Shares               1,000.00       1,002.10             8.79           1.77%
                                        Advisor Shares               1,000.00       1,004.90             6.31           1.27%

Intermediate Municipal Bond Fund        Institutional Shares         1,000.00       1,003.50             3.58           0.72%
                                        Class A Shares               1,000.00       1,002.00             4.81           0.97%
                                        Class B Shares               1,000.00       1,002.00             4.81           0.97%
                                        Class C Shares               1,000.00         998.30             8.52           1.72%

Ohio Municipal Bond Fund                Institutional Shares         1,000.00       1,002.20             3.97           0.80%
                                        Class A Shares               1,000.00       1,001.00             5.21           1.05%
                                        Class B Shares               1,000.00         998.40             8.92           1.80%
                                        Class C Shares               1,000.00         997.40             8.91           1.80%

Michigan Municipal Bond Fund            Institutional Shares         1,000.00       1,002.10             3.38           0.68%
                                        Class A Shares               1,000.00       1,001.20             4.12           0.83%
                                        Class B Shares               1,000.00         996.90             8.32           1.68%
                                        Class C Shares               1,000.00         996.70             8.32           1.68%

-------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Fifth Third Funds
Supplemental Information (Unaudited), continued

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                      Expense            Expense
                                                                     Beginning      Ending              Paid              Ratio
                                                                      Account       Account            During             During
                                                                       Value         Value             Period*            Period
                                                                      2/1/05        7/31/05       2/1/05 - 7/31/05  2/1/05 - 7/31/05
                                                                      ------        -------       ----------------  ----------------
Small Cap Growth Fund                   Institutional Shares        $1,000.00      $1,019.74            $ 5.11           1.02%
                                        Class A Shares               1,000.00       1,018.50              6.36           1.27%
                                        Class B Shares               1,000.00       1,014.78             10.09           2.02%
                                        Class C Shares               1,000.00       1,014.78             10.09           2.02%
                                        Advisor Shares               1,000.00       1,017.26              7.60           1.52%

Mid Cap Growth Fund                     Institutional Shares         1,000.00       1,019.39              5.46           1.09%
                                        Class A Shares               1,000.00       1,018.15              6.71           1.34%
                                        Class B Shares               1,000.00       1,014.43             10.44           2.09%
                                        Class C Shares               1,000.00       1,014.43             10.44           2.09%
                                        Advisor Shares               1,000.00       1,016.91              7.95           1.59%

Quality Growth Fund                     Institutional Shares         1,000.00       1,019.34              5.51           1.10%
                                        Class A Shares               1,000.00       1,018.10              6.76           1.35%
                                        Class B Shares               1,000.00       1,014.38             10.49           2.10%
                                        Class C Shares               1,000.00       1,014.38             10.49           2.10%
                                        Advisor Shares               1,000.00       1,016.91              7.95           1.59%

Large Cap Core Fund                     Institutional Shares         1,000.00       1,020.23              4.61           0.92%
                                        Class A Shares               1,000.00       1,018.99              5.86           1.17%
                                        Class B Shares               1,000.00       1,015.27              9.59           1.92%
                                        Class C Shares               1,000.00       1,015.27              9.59           1.92%

Equity Index Fund                       Institutional Shares         1,000.00       1,023.85              0.95           0.19%
                                        Class A Shares               1,000.00       1,022.61              2.21           0.44%
                                        Class B Shares               1,000.00       1,018.89              5.96           1.19%
                                        Class C Shares               1,000.00       1,018.89              5.96           1.19%
                                        Advisor Shares               1,000.00       1,021.37              3.46           0.69%
                                        Select Shares                1,000.00       1,023.46              1.35           0.27%
                                        Preferred Shares             1,000.00       1,023.11              1.71           0.34%
                                        Trust Shares                 1,000.00       1,022.61              2.21           0.44%

Balanced Fund                           Institutional Shares         1,000.00       1,019.74              5.11           1.02%
                                        Class A Shares               1,000.00       1,018.50              6.36           1.27%
                                        Class B Shares               1,000.00       1,014.78             10.09           2.02%
                                        Class C Shares               1,000.00       1,014.78             10.09           2.02%
                                        Advisor Shares               1,000.00       1,017.26              7.60           1.52%

Micro Cap Value Fund                    Institutional Shares         1,000.00       1,017.95              6.90           1.38%
                                        Class A Shares               1,000.00       1,016.71              8.15           1.63%
                                        Class B Shares               1,000.00       1,015.47              9.39           1.88%
                                        Class C Shares               1,000.00       1,015.42              9.44           1.89%
                                        Advisor Shares               1,000.00       1,016.31              8.55           1.71%

-------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               Fifth Third Funds
                                 Supplemental Information (Unaudited), continued
--------------------------------------------------------------------------------

                                                                                                      Expense          Expense
                                                                       Beginning    Ending              Paid            Ratio
                                                                        Account     Account            During           During
                                                                         Value       Value             Period*          Period
                                                                        2/1/05      7/31/05       2/1/05 - 7/31/05  2/1/05 - 7/31/05
                                                                        ------      -------       ----------------  ----------------
Small Cap Value Fund                            Institutional Shares   $1,000.00   $1,019.04           $ 5.81            1.16%
                                                Class A Shares          1,000.00    1,017.80             7.05            1.41%
                                                Class B Shares          1,000.00    1,014.13            10.74            2.15%
                                                Class C Shares          1,000.00    1,014.13            10.74            2.15%
                                                Advisor Shares          1,000.00    1,016.56             8.30            1.66%

Multi Cap Value Fund                            Institutional Shares    1,000.00    1,018.35             6.51            1.30%
                                                Class A Shares          1,000.00    1,017.11             7.75            1.55%
                                                Class B Shares          1,000.00    1,013.39            11.48            2.30%
                                                Class C Shares          1,000.00    1,013.39            11.48            2.30%
                                                Advisor Shares          1,000.00    1,015.87             9.00            1.80%

Disciplined Large Cap Value Fund                Institutional Shares    1,000.00    1,019.44             5.41            1.08%
                                                Class A Shares          1,000.00    1,018.20             6.66            1.33%
                                                Class B Shares          1,000.00    1,014.48            10.39            2.08%
                                                Class C Shares          1,000.00    1,014.48            10.39            2.08%

LifeModel Aggressive Fund(SM)                   Institutional Shares    1,000.00    1,024.40             0.40            0.08%
                                                Class A Shares          1,000.00    1,023.16             1.66            0.33%
                                                Class B Shares          1,000.00    1,019.44             5.41            1.08%
                                                Class C Shares          1,000.00    1,019.44             5.41            1.08%

LifeModel Moderately Aggressive Fund(SM)        Institutional Shares    1,000.00    1,024.40             0.40            0.08%
                                                Class A Shares          1,000.00    1,023.16             1.66            0.33%
                                                Class B Shares          1,000.00    1,019.44             5.41            1.08%
                                                Class C Shares          1,000.00    1,019.44             5.41            1.08%

LifeModel Moderate Fund(SM)                     Institutional Shares    1,000.00    1,024.40             0.40            0.08%
                                                Class A Shares          1,000.00    1,023.16             1.66            0.33%
                                                Class B Shares          1,000.00    1,019.44             5.41            1.08%
                                                Class C Shares          1,000.00    1,019.44             5.41            1.08%

LifeModel Moderately Conservative Fund(SM)      Institutional Shares    1,000.00    1,024.40             0.40            0.08%
                                                Class A Shares          1,000.00    1,023.16             1.66            0.33%
                                                Class B Shares          1,000.00    1,019.44             5.41            1.08%
                                                Class C Shares          1,000.00    1,019.44             5.41            1.08%

LifeModel Conservative Fund(SM)                 Institutional Shares    1,000.00    1,024.40             0.40            0.08%
                                                Class A Shares          1,000.00    1,023.16             1.66            0.33%
                                                Class B Shares          1,000.00    1,019.44             5.41            1.08%
                                                Class C Shares          1,000.00    1,019.44             5.41            1.08%

Strategic Income Fund                           Institutional Shares    1,000.00    1,018.00             6.85            1.37%
                                                Class A Shares          1,000.00    1,016.76             8.10            1.62%
                                                Class B Shares          1,000.00    1,013.04            11.83            2.37%
                                                Class C Shares          1,000.00    1,013.04            11.83            2.37%
                                                Advisor Shares          1,000.00    1,015.52             9.35            1.87%

Dividend Growth Fund                            Institutional Shares    1,000.00    1,017.60             7.25            1.45%
                                                Class A Shares          1,000.00    1,016.36             8.50            1.70%
                                                Class B Shares          1,000.00    1,012.65            12.23            2.45%
                                                Class C Shares          1,000.00    1,012.65            12.23            2.45%

Technology Fund                                 Institutional Shares    1,000.00    1,016.46             8.40            1.68%
                                                Class A Shares          1,000.00    1,015.22             9.64            1.93%
                                                Class B Shares          1,000.00    1,011.50            13.37            2.68%
                                                Class C Shares          1,000.00    1,011.60            13.27            2.66%
                                                Advisor Shares          1,000.00    1,014.03            10.84            2.17%

International Equity Fund                       Institutional Shares    1,000.00    1,018.10             6.76            1.35%
                                                Class A Shares          1,000.00    1,016.86             8.00            1.60%
                                                Class B Shares          1,000.00    1,013.14            11.73            2.35%
                                                Class C Shares          1,000.00    1,013.14            11.73            2.35%
                                                Advisor Shares          1,000.00    1,015.62             9.25            1.85%

------------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Fifth Third Funds
Supplemental Information (Unaudited), continued
--------------------------------------------------------------------------------

                                                                                                      Expense          Expense
                                                                       Beginning    Ending              Paid            Ratio
                                                                        Account     Account            During           During
                                                                         Value       Value             Period*          Period
                                                                        2/1/05      7/31/05       2/1/05 - 7/31/05  2/1/05 - 7/31/05
                                                                        ------      -------       ----------------  ----------------
Bond Fund                                       Institutional Shares   $1,000.00   $1,020.93           $3.91             0.78%
                                                Class A Shares          1,000.00    1,019.69            5.16             1.03%
                                                Class B Shares          1,000.00    1,015.97            8.90             1.78%
                                                Class C Shares          1,000.00    1,015.97            8.90             1.78%
                                                Advisor Shares          1,000.00    1,018.45            6.41             1.28%

Intermediate Bond Fund                          Institutional Shares    1,000.00    1,021.03            3.81             0.76%
                                                Class A Shares          1,000.00    1,019.79            5.06             1.01%
                                                Class B Shares          1,000.00    1,019.79            5.06             1.01%
                                                Class C Shares          1,000.00    1,016.07            8.80             1.76%

Short Term Bond Fund                            Institutional Shares    1,000.00    1,021.17            3.66             0.73%
                                                Class A Shares          1,000.00    1,019.93            4.91             0.98%
                                                Class C Shares          1,000.00    1,016.22            8.65             1.73%

U.S. Government Bond Fund                       Institutional Shares    1,000.00    1,020.53            4.31             0.86%
                                                Class A Shares          1,000.00    1,019.29            5.56             1.11%
                                                Class C Shares          1,000.00    1,015.57            9.30             1.86%

Municipal Bond Fund                             Institutional Shares    1,000.00    1,020.98            3.86             0.77%
                                                Class A Shares          1,000.00    1,019.74            5.11             1.02%
                                                Class B Shares          1,000.00    1,016.02            8.85             1.77%
                                                Class C Shares          1,000.00    1,016.02            8.85             1.77%
                                                Advisor Shares          1,000.00    1,018.50            6.36             1.27%

Intermediate Municipal Bond Fund                Institutional Shares    1,000.00    1,021.22            3.61             0.72%
                                                Class A Shares          1,000.00    1,019.98            4.86             0.97%
                                                Class B Shares          1,000.00    1,019.98            4.86             0.97%
                                                Class C Shares          1,000.00    1,016.27            8.60             1.72%

Ohio Municipal Bond Fund                        Institutional Shares    1,000.00    1,020.83            4.01             0.80%
                                                Class A Shares          1,000.00    1,019.59            5.26             1.05%
                                                Class B Shares          1,000.00    1,015.87            9.00             1.80%
                                                Class C Shares          1,000.00    1,015.87            9.00             1.80%

Michigan Municipal Bond Fund                    Institutional Shares    1,000.00    1,021.42            3.41             0.68%
                                                Class A Shares          1,000.00    1,020.68            4.16             0.83%
                                                Class B Shares          1,000.00    1,016.46            8.40             1.68%
                                                Class C Shares          1,000.00    1,016.46            8.40             1.68%

-------------
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Addresses
--------------------------------------------------------------------------------

Fifth Third Funds                                       Fifth Third Funds
Stock and Bond Mutual Funds                             3435 Stelzer Road
                                                        Columbus, Ohio 43219

--------------------------------------------------------------------------------------------------

Investment Advisor                                      Fifth Third Asset Management, Inc.
                                                        38 Fountain Square Plaza
                                                        Cincinnati, Ohio 45263

--------------------------------------------------------------------------------------------------

Sub-Advisor (International Equity Fund only)            Morgan Stanley Investment
                                                           Management, Inc.
                                                        1221 Avenue of the Americas
                                                        New York, New York 10020

--------------------------------------------------------------------------------------------------

Distributor                                             Fifth Third Funds Distributor, Inc.
                                                        3435 Stelzer Road
                                                        Columbus, Ohio 43219

--------------------------------------------------------------------------------------------------

Administrator, Accountant and Custodian                 Fifth Third Bank
                                                        38 Fountain Square Plaza
                                                        Cincinnati, Ohio 45263

--------------------------------------------------------------------------------------------------

Sub-Administrator                                       BISYS Fund Services Limited Partnership
                                                        3435 Stelzer Road
                                                        Columbus, Ohio 43219

--------------------------------------------------------------------------------------------------

Transfer and Dividend Disbursing Agent                  BISYS Fund Services Ohio, Inc.
   and Sub-Accountant                                   3435 Stelzer Road
                                                        Columbus, Ohio 43219

--------------------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm           PricewaterhouseCoopers LLP
                                                        100 East Broad Street
                                                        Suite 2100
                                                        Columbus, Ohio 43215

--------------------------------------------------------------------------------------------------

                            [LOGO] Fifth Third Funds


9/05                                                                  AR-STBD-05

ITEM 2. CODE OF ETHICS.

(a) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

(b) DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID J. GRUBER, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      AUDIT FEES
         ----------
         2004 - $290,600
         2005 - $270,600

(b)      AUDIT-RELATED FEES
         ------------------
         2004 - $0
         2005 - $21,000

(c)      TAX FEES
         --------
         2004 - $109,400
         2005 -   $91,200

(d)      ALL OTHER FEES
         --------------
         2004 - $0
         2005 - $0

        AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICIES AND PROCEDURES

                                   I. PURPOSE

         UNDER THE SARBANES-OXLEY ACT OF 2002 (THE "ACT"), THE AUDIT COMMITTEE (THE "COMMITTEE") OF THE BOARD OF TRUSTEES OF FIFTH THIRD FUNDS (THE "TRUST") IS RESPONSIBLE FOR THE APPOINTMENT, COMPENSATION AND OVERSIGHT OF THE WORK OF THE TRUST'S INDEPENDENT AUDITOR. AS PART OF THIS RESPONSIBILITY, THE COMMITTEE IS REQUIRED TO GRANT APPROVAL FOR AUDIT AND NON-AUDIT SERVICES PERFORMED BY THE INDEPENDENT AUDITOR FOR THE TRUST IN ORDER ASSURE THAT THEY DO NOT IMPAIR THE AUDITOR'S INDEPENDENCE FROM THE TRUST. TO IMPLEMENT THESE PROVISIONS OF THE ACT, THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS ISSUED RULES SPECIFYING THE TYPES OF SERVICES THAT THE TRUST'S INDEPENDENT AUDITOR MAY NOT PROVIDE TO THE TRUST, AS WELL AS THE COMMITTEE'S ADMINISTRATION OF THE ENGAGEMENT OF THE INDEPENDENT AUDITOR. UNDER THESE RULES, THE SEC HAS PROVIDED THAT A PERMISSIBLE APPROVAL OF AUDIT AND NON-AUDIT SERVICES CAN TAKE THE FORM OF EITHER (I) AN EXPRESS APPROVAL OF A PARTICULAR ENGAGEMENT, OR (II) A PRE-APPROVAL (WHERE A SPECIFIC TYPE OF SERVICE IS AUTHORIZED, GENERALLY SUBJECT TO A FEE MAXIMUM). THE LATTER TYPE OF APPROVALS ARE AUTHORIZED BY SEC RULES ONLY SUBJECT TO DETAILED POLICIES AND PROCEDURES. ACCORDINGLY, THE COMMITTEE HAS ADOPTED THESE AUDIT AND NON-AUDIT SERVICES PRE-APPROVAL POLICIES AND PROCEDURES, WHICH SET FORTH THE PROCEDURES AND THE CONDITIONS PURSUANT TO WHICH SERVICES FOR THE TRUST MAY BE PERFORMED BY THE INDEPENDENT AUDITOR UNDER PRE-APPROVALS.

                        II. GENERAL PRE-APPROVAL POLICIES

         IT IS THE POLICY OF THE COMMITTEE THAT AUDIT AND NON-AUDIT SERVICES TO BE PERFORMED BY THE TRUST'S INDEPENDENT AUDITOR BE PRE-APPROVED ONLY WHEN IN THE BEST INTERESTS OF THE TRUST'S SHAREHOLDERS AND FULLY CONSISTENT WITH APPLICABLE LAW AND, PARTICULARLY, THE MAINTENANCE OF THE AUDITOR'S INDEPENDENCE. IN GRANTING ANY PRE-APPROVAL, CONSIDERATION SHALL BE GIVEN TO:

          1.   THE QUALIFICATIONS OF THE AUDITOR TO PERFORM THE SERVICES
               INVOLVED;

          2. THE PROPOSED COSTS (WHICH MAY BE PRESENTED AS AN ESTIMATE OR BASED ON PROFESSIONAL TIME CHARGES SUBJECT TO A CEILING) OF THE SERVICES AND THE REASONABLENESS THEREOF;

          3. THE PERMISSIBILITY OF THE SERVICES UNDER APPLICABLE RULES AND GUIDANCE OF THE SEC;

          4. THE EFFECT, IF ANY, OF THE PERFORMANCE OF THE PROPOSED SERVICES ON THE AUDITOR'S INDEPENDENCE;

          5. THE EFFECT OF THE COMPENSATION FOR THE PROPOSED SERVICES ON THE AUDITOR'S INDEPENDENCE; AND

          6. THE EFFECT, IF ANY, OF THE PROPOSED SERVICES ON THE TRUST'S ABILITY TO MANAGE OR CONTROL RISK OR TO IMPROVE AUDIT QUALITY.

         WHILE NON-AUDIT SERVICES MAY INCLUDE REVIEWING AND/OR VALIDATING PROCEDURES OR WORK PRODUCTS OF THE TRUST, THEY MAY NOT INCLUDE THE PRODUCTION OR MODIFICATION OF SUCH PROCEDURES OR WORK PRODUCTS. WHILE NON-AUDIT SERVICES MAY INCLUDE MARKET RESEARCH AND STRATEGIC INSIGHTS, SUCH SERVICES SHALL BE LIMITED TO FACTUAL REPORTS AND SHALL NOT INCLUDE RECOMMENDATIONS. NO PRE-APPROVAL SHALL BE MADE IN A MANNER THAT WOULD CONSTITUTE A DELEGATION TO THE TRUST'S MANAGEMENT.

                III. PROCEDURES FOR PRE-APPROVAL BY THE COMMITTEE

1. REQUESTS FOR PRE-APPROVAL SHALL BE IN WRITING AND MAY BE MADE BY EITHER THE INDEPENDENT AUDITORS OR BY MANAGEMENT OF THE TRUST.

2. ALL REQUESTS FOR PRE-APPROVAL SHALL BE MADE TO THE FULL COMMITTEE AT REGULARLY SCHEDULED MEETINGS THEREOF (OR AT A SPECIAL MEETING OF THE COMMITTEE SET TO COINCIDE WITH REGULAR MEETINGS OF THE TRUST'S BOARD OF TRUSTEES) WHENEVER PRACTICABLE.

3. UNDER NORMAL CIRCUMSTANCES, REQUESTS FOR PRE-APPROVAL SHOULD BE PRESENTED AT LEAST 14 DAYS PRIOR (AND IN NO EVENT LATER THAN 48 HOURS PRIOR) TO THE PROPOSED COMMENCEMENT OF THE ENGAGEMENT.

4.   IF CONSIDERATION OF A REQUEST FOR PRE-APPROVAL ON THE DATES IDENTIFIED IN
     SECTION III (2) WOULD NOT BE TIMELY, THE REQUESTING PARTY SHALL NOTIFY THE TRUST'S CHAIRMAN. THE TRUST'S CHAIRMAN SHALL THEN DETERMINE WHETHER TO SCHEDULE A SPECIAL MEETING OF THE COMMITTEE (WHICH MAY BE CONDUCTED TELEPHONICALLY) ON AN ALTERNATIVE DATE OR WHETHER THE REQUEST MAY APPROPRIATELY BE PRESENTED TO A DELEGATE OF THE COMMITTEE UNDER PROCEDURES SET FORTH IN SECTION IV BELOW.

5. REQUESTS FOR PRE-APPROVAL MAY INCLUDE, BUT ARE NOT LIMITED TO, THE FOLLOWING SERVICES:

               a.   AUDIT ENGAGEMENT, PARTICULARLY FOR INTERIM PERIODS;

               b.   PREPARATION OF FUND TAX RETURNS;

               c. REVIEW AND CONSENTS WITH RESPECT TO USE OF REPORTS IN POST-EFFECTIVE AMENDMENTS TO THE REGISTRATION STATEMENTS OF THE TRUST;

               d.   REVIEW OF IRS SHAREHOLDER MATERIALS;

               e. REVIEW AND VALIDATION OF FUND PROCEDURES (E.G., VALUATION, INTERFUND LENDING, ETC.), AND

               f.   MARKET RESEARCH AND STRATEGIC INSIGHTS.

6. REQUESTS FOR PRE-APPROVAL SHOULD IDENTIFY THE NATURE OF THE SERVICES TO BE PROVIDED IN A MANNER SUFFICIENTLY SPECIFIC TO ALLOW EVALUATION OF THE CONSIDERATIONS IDENTIFIED ABOVE IN SECTION II.

7. REQUESTS FOR PRE-APPROVAL MUST INCLUDE AN ASSESSMENT BY THE INDEPENDENT AUDITOR OF THEIR INDEPENDENCE SHOULD THE REQUEST BE GRANTED AND THE PROPOSED SERVICES RENDERED.

8. THE COMMITTEE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE RECORDED IN THE COMMITTEE'S MINUTES.

9. THE COMMITTEE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE COMMUNICATED IN WRITING TO THE INDEPENDENT AUDITOR AND, UNDER NORMAL CIRCUMSTANCES, A COPY OF THIS COMMUNICATION SHALL BE PROVIDED TO THE TRUST'S MANAGEMENT.

10. THE COMMITTEE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE REPORTED TO THE FULL BOARD OF TRUSTEES.

11.  PRE-APPROVALS WILL BE GRANTED FOR A PERIOD OF NO MORE THAN ONE YEAR.

         IV. PROCEDURES FOR PRE-APPROVAL BY A DELEGATE OF THE COMMITTEE

1. WHERE IT HAS BEEN DETERMINED BY THE TRUST'S CHAIRMAN THAT CONSIDERATION OF A REQUEST FOR PRE-APPROVAL BY THE FULL COMMITTEE WOULD NOT BE TIMELY, THE CHAIRMAN MAY DETERMINE THAT THE REQUEST BE PRESENTED TO A MEMBER(S) OF THE COMMITTEE APPOINTED BY THE COMMITTEE AS ITS DELEGATE (THE "DELEGATE") FOR THIS PURPOSE. (AS OF THE DATE OF THE ADOPTION OF THESE GUIDELINES AND PROCEDURES, JOHN E. JAYMONT HAS BEEN SO APPOINTED, AND SUCH APPOINTMENT MAY BE REVOKED OR MODIFIED BY THE COMMITTEE AT ANY TIME.)

2. REQUESTS FOR PRE-APPROVAL SHALL BE IN WRITING AND MAY BE MADE BY EITHER THE INDEPENDENT AUDITORS OR BY MANAGEMENT OF THE TRUST.

3. UNDER NORMAL CIRCUMSTANCES, REQUESTS FOR PRE-APPROVAL SHOULD BE PRESENTED AT LEAST 14 DAYS PRIOR (AND IN NO EVENT LATER THAN 48 HOURS PRIOR) TO THE PROPOSED COMMENCEMENT OF THE ENGAGEMENT.

4. REQUESTS FOR PRE-APPROVAL MAY INCLUDE, BUT ARE NOT LIMITED TO, THE FOLLOWING SERVICES:

          a.   AUDIT ENGAGEMENT, PARTICULARLY FOR INTERIM PERIODS;

          b.   PREPARATION OF FUND TAX RETURNS;

          c. REVIEW AND CONSENTS WITH RESPECT TO USE OF REPORTS IN POST-EFFECTIVE AMENDMENTS TO THE REGISTRATION STATEMENTS OF THE TRUST;

          d.   REVIEW OF IRS SHAREHOLDER MATERIALS;

          e. REVIEW AND VALIDATION OF FUND PROCEDURES (E.G., VALUATION, INTERFUND LENDING, ETC.); AND

          f.   MARKET RESEARCH AND STRATEGIC INSIGHTS.

5. REQUESTS FOR PRE-APPROVAL SHOULD IDENTIFY THE NATURE OF THE SERVICES TO BE PROVIDED IN A MANNER SUFFICIENTLY SPECIFIC TO ALLOW EVALUATION OF THE CONSIDERATIONS IDENTIFIED ABOVE IN SECTION II.

6. REQUESTS FOR PRE-APPROVAL MUST INCLUDE AN ASSESSMENT BY THE INDEPENDENT AUDITOR OF THEIR INDEPENDENCE SHOULD THE REQUEST BE GRANTED AND THE PROPOSED SERVICES RENDERED.

7. THE DELEGATE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE COMMUNICATED IN WRITING TO THE INDEPENDENT AUDITOR, WITH A COPY TO EACH OTHER MEMBER OF THE COMMITTEE AND, UNDER NORMAL CIRCUMSTANCES, TO THE TRUST'S MANAGEMENT.

8. PRE-APPROVALS BY THE DELEGATE SHALL BE REVIEWED BY THE COMMITTEE AT A MEETING HELD NO LATER THAN THE NEXT SCHEDULED MEETING OF THE BOARD OF TRUSTEES OR THE COMMITTEE, WHICHEVER OCCURS SOONER. AN EARLIER REVIEW SHALL BE CONDUCTED UPON THE WRITTEN REQUEST OF ONE OR MORE COMMITTEE MEMBERS ADDRESSED TO THE CHAIRMAN OF THE TRUST.

9. PRE-APPROVALS BY THE DELEGATE MAY BE MODIFIED OR REVOKED BY THE COMMITTEE, BUT WILL NOT ABSOLVE THE TRUST OF ITS RESPONSIBILITY TO COMPENSATE THE INDEPENDENT AUDITOR FOR SERVICES RENDERED PRIOR TO SUCH MODIFICATION OR REVOCATION.

10. THE RESULTS OF THE COMMITTEE'S REVIEW OF THE DELEGATE'S ACTION ON A REQUEST FOR PRE-APPROVAL SHALL BE RECORDED IN THE COMMITTEE'S MINUTES AND REPORTED TO THE FULL BOARD OF TRUSTEES.

11. PRE-APPROVALS WILL BE GRANTED BY THE DELEGATE FOR A PERIOD OF NO MORE THAN ONE YEAR.

V. PROCEDURES FOR MONITORING ENGAGEMENTS AUTHORIZED UNDER PRE-APPROVAL
PROCEDURES

          THE INDEPENDENT AUDITOR SHALL INFORM THE COMMITTEE IN WRITING UPON THE COMMENCEMENT OF SERVICES RENDERED UNDER A PRE-APPROVAL. THE INDEPENDENT AUDITOR SHALL THEREAFTER PROVIDE THE COMMITTEE WITH WRITTEN QUARTERLY PROGRESS REPORTS WITHIN ONE MONTH OF THE CLOSE OF EACH CALENDAR QUARTER DETAILING THE WORK DONE AND FEES AND OTHER CHARGES INCURRED DURING SAID CALENDAR QUARTER. SHOULD FEES AND EXPENSES EXCEED THOSE SPECIFIED IN A PRE-APPROVAL (OR APPEAR LIKELY TO DO SO PRIOR TO COMPLETION OF THE WORK), THE INDEPENDENT AUDITOR OR MANAGEMENT SHALL SO APPRISE THE COMMITTEE AND AN ADDITIONAL EXPRESS APPROVAL OR PRE-APPROVAL MUST BE OBTAINED.

                                  VI. AMENDMENT

          THESE POLICIES AND PROCEDURES MAY BE AMENDED OR REVOKED AT ANY TIME BY THE COMMITTEE AND SHALL BE REVIEWED AT LEAST ANNUALLY IN CONJUNCTION WITH REVIEW OF THE AUDIT COMMITTEE CHARTER.

(e)      2004 - NONE
         2005 - NONE

(f)      NOT APPLICABLE.

(g)      2004 - $109,400
         2005 -   $91,200

(h) THE AUDIT COMMITTEE HAS CONSIDERED THAT THE PROVISION OF NON-AUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUBADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (C)(7)(II) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE TRUST, EFFECTIVE SEPTEMBER 29, 2004, ADOPTED PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

ITEM 11. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(a)(1) THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Fifth Third Funds
            ------------------------------------------------------------------

By (Signature and Title) /s/ Steven D. Pierce      Steven D. Pierce, Treasurer
                         -----------------------------------------------------

Date  October 11, 2005
      ----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Bryan C. Haft           Bryan C. Haft, President
                         ------------------------------------------------------

Date  October 11, 2005
      ----------------

By (Signature and Title) /s/ Steven D. Pierce       Steven D. Pierce, Treasurer
                        -------------------------------------------------------

Date  October 11, 2005
      ----------------